John V. Murphy
--------------
President &                                     OppenheimerFunds Logo
Chief Executive Officer                         498 Seventh Avenue, 10th Floor
                                                 New York, NY 10018
                                                 800.225.5677
                                                 www.oppenheimerfunds.com

                                                July 14, 2003

Dear Oppenheimer Trinity Core Fund Shareholder,

One of the things we are proud of at OppenheimerFunds,  Inc. is our commitment to our Fund  shareholders.  I am  writing to you today to let you know about a positive change that has been proposed for Oppenheimer Trinity Core Fund.

After  careful  consideration,  the Board of Trustees has  determined  that it would be in the best  interest of  shareholders  of  Oppenheimer  Trinity Core
Fund  ("Trinity  Core Fund") to  reorganize  into  another  Oppenheimer  fund,
Oppenheimer Main Street Fund ("Main Street Fund").  A shareholder  meeting has been scheduled in October,  and all Trinity Core Fund  shareholders  of record as of June 18th are being asked to vote  either in person or by proxy,  on the proposed  reorganization.  You will  find a notice  of the  meeting,  a ballot card, a proxy statement detailing the proposal,  a Main Street Fund prospectus and a postage-paid return envelope enclosed for your use.

Why does the Board of Trustees recommend this change?
-----------------------------------------------------

The  proposal  would  reorganize  the  Trinity  Core fund into the larger Main
Street Fund which has a comparable  investment  objective and lower  expenses.
Trinity  Core Fund and Main Street Fund have  similar  investment  objectives.
Trinity  Core  Fund's  investment  objective  is to seek  long-term  growth of capital.  Main  Street  Fund's  investment  objective  is to seek a high total return.  In seeking their  investment  objectives,  Trinity Core Fund and Main
Street Fund utilize a similar  investing  strategy.  Trinity Core Fund invests in common stocks that are included in the S&P 500. Main Street Fund  currently invests mainly in common stocks of U.S. companies of different  capitalization ranges,  presently focusing on  large-capitalization  issuers.  Both funds are managed  with a  quantitative  investment  process.  Both  Funds  invest  in a similar  universe of companies,  although  Main Street has a larger  potential investment universe.

Among other factors,  the Trinity Core Fund Board  considered that the expense ratio of Main  Street  Fund has been lower than the  expense  ratio of Trinity
Core fund.  Although past  performance  is not  predictive of future  results, shareholders  of  Trinity  Core  Fund  would  have an  opportunity  to  become shareholders of a fund with a better long-term performance history.

How do you vote?

No matter  how large or small  your  investment,  your vote is  important,  so please review the proxy statement  carefully.  To cast your vote, simply mark, sign and date the  enclosed  proxy  ballot and  return it in the  postage-paid envelope today.  Remember,  it can be costly for the Fund--and  ultimately for you as a  shareholder--to  remail ballots if not enough responses are received to conduct the meeting.

If you have any  questions  about the  proposal,  please  feel free to contact
your  financial  advisor  or  call  us  at   1.800.708.7780.   As  always,  we
appreciate  your  confidence in  OppenheimerFunds  and look forward to serving you for many years to come.

                                          Sincerely,

                                          John V. Murphy

Enclosures

   OPPENHEIMER TRINITY CORE FUND
           498 Seventh Avenue, 10th Floor, New York, New York 10018

                                1.800.708.7780

                   NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                         TO BE HELD ON AUGUST 29, 2003

    To the Shareholders of Oppenheimer Trinity Core Fund:

    Notice is hereby given that a Special  Meeting of the  Shareholders  of
    Oppenheimer  Trinity  Core Fund  ("Trinity  Core  Fund"),  a registered investment  management company,  will be held at 6803 South Tucson Way,
    Centennial,  CO 80112 at 1:00 P.M.,  Mountain time, on August 29, 2003,
    or  any  adjournments  thereof  (the  "Meeting"),   for  the  following
    purposes:

    1.  To  approve  an  Agreement  and  Plan  of  Reorganization   between
    Oppenheimer  Trinity Core Fund  ("Trinity  Core Fund") and  Oppenheimer
    Main Street Fund ("Main Street  Fund"),  a series of  Oppenheimer  Main
    Street  Funds,   Inc.  and  the  transactions   contemplated   thereby,
    including (a) the transfer of  substantially  all the assets of Trinity
    Core Fund to Main Street  Fund in exchange  for Class A, Class B, Class
    C,  Class  N  and  Class  Y  shares  of  Main  Street  Fund,   (b)  the
    distribution  of these shares of Main Street Fund to the  corresponding
    Class  A,  Class  B,  Class  C,  Class N and  Class Y  shareholders  of
    Trinity  Core Fund in  complete  liquidation  of Trinity  Core Fund and
    (c) the  cancellation  of the  outstanding  shares of Trinity Core Fund
    (all of the foregoing being referred to as the "Proposal").

    2. To act upon such  other  matters  as may  properly  come  before the
    Meeting.

    Shareholders  of record at the close of  business  on June 18, 2003 are entitled  to notice of, and to vote at, the  Meeting.  The  Proposal is more fully  discussed in the Proxy  Statement  and  Prospectus.  Please read it carefully  before  telling us, through your proxy or in person, how you  wish  your  shares  to be  voted.  The  Board of  Trustees  of
    Trinity  Core  Fund  recommends  a vote in  favor of the  Proposal.  WE
    URGE YOU TO SIGN, DATE AND MAIL THE ENCLOSED PROXY PROMPTLY.

    By Order of the Board of Trustees,
    Robert G. Zack, Secretary

    June 30, 2003

    [211]

    Shareholders  who do not expect to attend the  Meeting  are  requested  to indicate  voting  instructions on the enclosed proxy and to date, sign and
    return   it  in  the   accompanying   postage-paid   envelope.   To  avoid
    unnecessary  duplicate  mailings,  we ask  your  cooperation  in  promptly mailing your proxy no matter how large or small your holdings may be.

    As with all mutual funds,  the Securities and Exchange  Commission has not approved or  disapproved  these  securities or passed upon the adequacy of this Prospectus and Proxy Statement.  Any  representation  to the contrary is a criminal offense.

  Proxy Card

                        Oppenheimer Trinity Core Fund

Proxy For a Special Shareholders Meeting of shareholders To Be Held on aUGUST
                                   29, 2003

The undersigned,  revoking prior proxies, hereby appoints Brian Wixted, Philip
Vottiero,   Kate   Ives  and   Philip   Masterson,   and  each  of  them,   as
attorneys-in-fact  and  proxies  of  the  undersigned,   with  full  power  of
substitution,  to vote  shares  held in the  name  of the  undersigned  on the record date at the Special  Meeting of  Shareholders  of  Oppenheimer  Trinity
Core  Fund (the  "Fund")  to be held at 6803  South  Tucson  Way,  Centennial,
Colorado,  80112,  on August 29, 2003, at 1:00 P.M.  Mountain  time, or at any adjournment  thereof,  upon the  proposals  described in the Notice of Meeting and accompanying Proxy Statement, which have been received by the undersigned.

This proxy is solicited  on behalf of the Fund's  Board of  Trustees,  and the proposal  (set forth on the reverse side of this proxy card) has been proposed by the Board of Trustees.  When properly executed, this proxy will be voted as indicated on the reverse  side or "FOR" a proposal if no choice is  indicated.
The proxy will be voted in  accordance  with the proxy  holders' best judgment as to any other matters that may arise at the Meeting.

                              VOTE VIA THE TELEPHONE:  1-800-597-7836
                              CONTROL NUMBER:  999  9999  9999  999

                              Note:  Please  sign this  proxy  exactly as your
                              name or names  appear  hereon.  Each joint owner
                              should  sign.  Trustees  and  other  fiduciaries
                              should  indicate  the  capacity  in  which  they
                              sign.  If a  corporation,  partnership  or other
                              entity,  this signature should be that of a duly
                              authorized  individual  who should  state his or
                              her title.

                              Signature

                              Signature of joint owner, if any

                              Date

PLEASE VOTE ON THE REVERSE SIDE, SIGN AND DATE THIS PROXY AND RETURN PROMPTLY
                           IN THE ENCLOSED ENVELOPE

The Proposal:

To approve an Agreement and Plan of  Reorganization  between  Oppenheimer Main
Street Fund ("Main Street Fund"), and Oppenheimer  Trinity Core Fund ("Trinity
Core Fund") and the  transactions  contemplated  thereby,  including:  (a) the transfer of  substantially  all the assets of Trinity Core Fund to Main Street
Fund in exchange  for Class A, Class B, Class C, Class N and Class Y shares of
Main Street Fund, (b) the  distribution  of such shares of Main Street Fund to the corresponding  Class A, Class B, Class C, Class N and Class Y shareholders of Trinity Core Fund in complete  liquidation  of Trinity  Core Fund,  and (c)
the cancellation of the outstanding shares of Trinity Core Fund.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK.  Example: [ ]

FOR [___]               AGAINST [___]           ABSTAIN [___]

    Telephone Voting Instructions

1.800.597.7836

Vote your OppenheimerFunds proxy over the phone
Voting your proxy is important.  And now
OppenheimerFunds has made it easy.  Vote at your
convenience, 24 hours a day, and save postage
costs, ultimately reducing fund expenses.  Read
your Proxy Card carefully.  To exercise your
proxy, just follow these simple steps:

1.    Call the toll free number: 1.800.597.7836.

2.    Enter the 14-digit Control Number, located on your Proxy Card.

3.    Follow the voice instructions.

If vote by phone, please do not mail your Proxy Card.

OPPENHEIMER TRINITY CORE FUND

          SPECIAL MEETING OF SHAREHOLDERS TO BE HELD AUGUST 29, 2003
to consider the acquisition of the assets of Oppenheimer Trinity Core Fund by and in exchange for Class A, Class B, Class C, Class N and Class Y shares of
                         Oppenheimer Main Street Fund

      KPMG LLP, the independent auditors for Oppenheimer Trinity Core Fund,
is also the tax advisor to Oppenheimer Trinity Core Fund.   The references on
page 24 and in section 11.E. of the Agreement and Plan of Reorganization to
Deloitte & Touche as the tax advisor to Oppenheimer Trinity Core Fund are
incorrect, and are replaced with KPMG LLP.     Deloitte & Touche is correctly
identified as the independent auditors and tax advisor to Oppenheimer Main
Street Fund.

July 17, 2003

OPPENHEIMER MAIN STREET FUND, A SERIES OF OPPENHEIMER MAIN STREET FUNDS, INC.
               6803 South Tucson Way, Centennial, CO 80112-3924
                                1.800.708.7780

                   COMBINED PROSPECTUS AND PROXY STATEMENT

                             DATED JUNE 30, 2003

          Acquisition of the Assets of OPPENHEIMER TRINITY CORE FUND
           498 Seventh Avenue, 10th Floor, New York, New York 10018
                                1.800.708.7780

 By and in exchange for Class A, Class B, Class C, Class N and Class Y shares of
                         OPPENHEIMER MAIN STREET FUND

      This combined  Prospectus and Proxy Statement  solicits proxies from the shareholders  of  Oppenheimer  Trinity Core Fund  ("Trinity  Core Fund") to be
voted at a Special  Meeting of  Shareholders  (the  "Meeting")  to approve the
Agreement and Plan of Reorganization (the "Reorganization  Agreement") and the
transactions  contemplated thereby (the "Reorganization") between Trinity Core
Fund and  Oppenheimer  Main  Street  Fund ("Main  Street  Fund"),  a series of
Oppenheimer  Main  Street  Funds,  Inc.  This  combined  Prospectus  and Proxy
Statement  constitutes  the  Prospectus  of Main  Street  Fund  and the  Proxy
Statement  of  Trinity  Core Fund filed on Form N-14 with the  Securities  and
Exchange   Commission   ("SEC").   If   shareholders   vote  to  approve   the
Reorganization  Agreement  and the  Reorganization,  the net assets of Trinity
Core  Fund will be  acquired  by and in  exchange  for  shares of Main  Street
Fund.  The Meeting  will be held at the offices of  OppenheimerFunds,  Inc. at
6803 South  Tucson Way,  Centennial,  CO 80112 on August 29, 2003 at 1:00 P.M.
Mountain  time.  The Board of  Trustees  of  Trinity  Core Fund is  soliciting these  proxies  on behalf of  Trinity  Core Fund.  This  Prospectus  and Proxy
Statement will first be sent to shareholders on or about July 14, 2003.

      If the shareholders vote to approve the  Reorganization  Agreement,  you will  receive  Class A shares of Main  Street Fund equal in value to the value as of the  Valuation  Date (the business day preceding the closing date of the
Reorganization,  as  such  term  is  defined  in the  Agreement  and  Plan  of
Reorganization  attached  hereto  as  Exhibit  A) of your  Class A  shares  of
Trinity  Core Fund;  Class B shares of Main  Street Fund equal in value to the value as of the  Valuation  Date of your Class B shares of Trinity  Core Fund;
Class C shares  of Main  Street  Fund  equal  in value to the  value as of the
Valuation Date of your Class C shares of Trinity Core Fund;  Class N shares of
Main Street Fund equal in value to the value as of the Valuation  Date of your
Class N shares of Trinity  Core Fund;  and Class Y shares of Main  Street Fund equal in value to the value as of the  Valuation  Date of your  Class Y shares of  Trinity  Core  Fund.  Trinity  Core  Fund  will  then  be  liquidated  and de-registered  under  the  Investment  Company  Act of 1940  (the  "Investment
Company Act").

      Main Street Fund's investment objective is to seek a high total return.
Main Street Fund invests mainly in common stocks of U.S. companies of different capitalization ranges, presently focusing on large-capitalization issuers.  It also can buy debt securities, such as bonds and debentures, but does not currently emphasize these investments.

This Prospectus and Proxy Statement gives  information about Class A, Class B,
Class C, Class N and Class Y shares of Main  Street  Fund that you should know before investing.  You should retain it for future  reference.  A Statement of
Additional  Information  relating  to the  Reorganization  described  in  this
Prospectus and Proxy  Statement,  dated June 30, 2003 (the "Proxy Statement of
Additional  Information")  has been filed  with the  Securities  and  Exchange
Commission  ("SEC") as part of the  Registration  Statement  on Form N-14 (the
"Registration  Statement")  and is incorporated  herein by reference.  You may receive a copy by writing OppenheimerFunds  Services (the "Transfer Agent") at
P.O. Box 5270,  Denver,  Colorado 80217,  or by calling  toll-free as detailed above.  That  Statement  of  Additional  Information  includes  the  following documents:  (i) Annual and Semi-Annual Reports dated July 31, 2002 and January
31, 2003, respectively,  of Trinity Core Fund; (ii) the Annual and Semi-Annual
Reports  dated August 31, 2002 and February  28,  2003,  respectively  of Main
Street Fund;  (iii) the  Prospectus  of Trinity Core Fund dated  September 24,
2002, as  supplemented  November 1, 2002 and May 14, 2003;  (iv) the Statement
of Additional  Information  of Trinity Core Fund dated  September 24, 2002, as revised  October  15,  2002  and as  supplemented  March  31,  2003;  (v)  the
Statement  of  Additional  Information  of Main Street Fund dated  October 23,
2002, as supplemented April 30, 2003.

      The   Prospectus  of  Main  Street  Fund  dated  October  23,  2002,  as supplemented  April 30,  2003,  is enclosed  and is  considered a part of this
Prospectus   and  Proxy   Statement  and  is  intended  to  provide  you  with
information about Main Street Fund.

Mutual fund shares are not deposits or  obligations  of any bank,  and are not insured or  guaranteed by the Federal  Deposit  Insurance  Corporation  or any
other U.S.  government  agency.  Mutual fund shares involve  investment  risks including the possible loss of principal.

This Prospectus and Proxy Statement is dated June 30, 2003.

                              TABLE OF CONTENTS
                   COMBINED PROSPECTUS AND PROXY STATEMENT

                                                                        Page
                                                                        ----

Synopsis.................................................................................................     1
      What am I Being Asked to Vote On?.........................................................   2
      What  are  the  General   Tax   Consequences   of  the   Reorganization?
.........................   3
Comparisons of Some Important Features.....................................................................   3
      How do the  Investment  Objectives  and  Policies of the Funds  Compare?
................    3
      Who Manages the Funds?.....................................................................   3
      What are the Fees and Expenses of each Fund and those Expected after the
         Reorganization?.............................................................................    4
      Where  can  I  Find  More   Financial   Information   about  the  Funds?
..........................    9
      What  are  the   Capitalizations   of  the  Funds  and  What  Would  the
      Capitalizations                be               after                the
      Reorga10zation?..........................................................................................................

            Purchases,  Redemptions,  Exchanges and other Shareholder Services
...........  20

            Dividends and Distributions..........................................................  21
      What are the  Principal  Risks of an  Investment  in Main  Street  Fund?

....................   21

      What  Should I Know about Class A, Class B, Class C, Class N and Class Y
      Shares of Main Street Fund?..................................................................   25
Comparison of Investment Objectives and Policies.................................................25
      Are There any Significant  Differences between the Investment Objectives
      and Strategies of the Funds?.....................................................................................   26
      What  are the  Main  Risks  Associated  with  Investment  in the  Funds?
.....................     26
      How do the Investment Policies of the Funds Compare?..................................     26
      What  are  the  Fundamental   Investment   Restrictions  of  the  Funds?
........................     28

      How do the  Account  Features  and  Shareholder  Services  for the Funds

      How many Votes are  Necessary  to Approve the  Reorganization  Agreement?

............  33

Exhibit A - Agreement and Plan of  Reorganization  by and between  Oppenheimer
Trinity Core Fund and Oppenheimer Main Street Fund

Enclosure:
Prospectus of Oppenheimer Main Street Fund, dated October 23, 2002, as supplemented April 30, 2003.

Separately Available:
Annual Report of Main Street Fund dated August 31, 2002 and Semi-Annual
Report of Main Street Fund dated February 28, 2003 (both reports are available without charge upon request by calling 1.800.708.7780).

                                   SYNOPSIS

      This is only a summary  and is  qualified  in its  entirety  by the more detailed  information  contained  in or  incorporated  by  reference  in  this
Prospectus and Proxy  Statement and by the  Reorganization  Agreement which is attached as Exhibit A.  Shareholders  should  carefully review this Prospectus and Proxy  Statement and the  Reorganization  Agreement in their entirety and, in particular,  the current  Prospectus of Main Street Fund which  accompanies this Prospectus and Proxy Statement and is incorporated herein by reference.

      If  shareholders  of Trinity Core Fund approve the  Reorganization,  the net assets of Trinity Core Fund will be  transferred  to Main Street Fund,  in exchange  for an equal  value of shares of Main  Street  Fund.  The  shares of
Main Street Fund will then be  distributed  to Trinity Core Fund  shareholders and Trinity Core Fund will be liquidated.  As a result of the  Reorganization, you will  cease to be a  shareholder  of Trinity  Core Fund and will  become a shareholder  of Main  Street  Fund.  This  exchange  will occur on the Closing
Date (as such term is  defined  in the  Agreement  and Plan of  Reorganization attached hereto as Exhibit A) of the Reorganization.

      Shareholders  of Trinity  Core Fund  holding  certificates  representing their  shares  will  not  be  required  to  surrender  their  certificates  in connection with the  reorganization.  However,  former shareholders of Trinity
Core Fund whose shares are represented by outstanding share  certificates will not be allowed to redeem,  transfer or pledge  shares of Main Street Fund they
receive  in  the   Reorganization   until  the  exchanged  Trinity  Core  Fund
certificates have been returned to the Transfer Agent.

What am I being asked to vote on?

      Your Fund's investment manager, OppenheimerFunds,  Inc. (the "Manager"), proposed to the Board of Trustees a reorganization of your Fund,  Trinity Core
Fund,  with and into Main Street  Fund so that  shareholders  of Trinity  Core
Fund may become  shareholders  of a  substantially  larger fund advised by the same investment advisor with generally  historically  comparable  performance, and investment  objectives,  policies, and strategies very similar to those of their  current  Fund.  The Board also  considered  the fact that the surviving fund has the  potential  for lower overall  operating  expenses.  In addition, the Board  considered  that both Funds have Class A, Class B, Class C, Class N and Class Y shares  offered under  identical  sales charge  arrangements.  The
Board  also   considered   that  the   Reorganization   would  be  a  tax-free
reorganization,  and there would be no sales charge  imposed in effecting  the
Reorganization.  In  addition,  due to the  relatively  moderate  costs of the reorganization,  the Boards of both Funds  concluded  that  neither Fund would experience dilution as a result of the Reorganization.

      A reorganization  of Trinity Core Fund with and into Main Street Fund is recommended  by the  Manager  based on the fact  that  both  Funds  have  very similar investment policies, practices and objectives.

      At a meeting  held on April 17,  2003,  the Board of Trustees of Trinity
Core Fund  approved a  reorganization  transaction  that will,  if approved by shareholders,  result in the  transfer of the net assets of Trinity  Core Fund to Main Street  Fund,  in exchange for an equal value of shares of Main Street
Fund.  The  shares of Main  Street  Fund will then be  distributed  to Trinity
Core Fund  shareholders and Trinity Core Fund will be liquidated.  As a result of the  Reorganization,  you will cease to be a  shareholder  of Trinity  Core
Fund and will become a  shareholder  of Main Street Fund.  This  exchange will occur on the Closing Date (as such term is defined in the  Agreement  and Plan of Reorganization attached hereto as Exhibit A) of the Reorganization.

      Approval of the Reorganization  means you will receive Class A shares of
Main Street Fund equal in value to the value as of the Valuation  Date of your
Class A shares of Trinity Core Fund;  Class B shares of Main Street Fund equal in  value to the  value as of the  Valuation  Date of your  Class B shares  of
Trinity  Core Fund;  Class C shares of Main  Street Fund equal in value to the value as of the  Valuation  Date of your Class C shares of Trinity  Core Fund;
Class N shares  of Main  Street  Fund  equal  in value to the  value as of the
Valuation  Date of your  Class N shares  of  Trinity  Core  Fund;  and Class Y shares of Main  Street  Fund equal in value as of the  Valuation  Date of your
Class Y shares of Trinity Core Fund.  The shares you receive will be issued at net  asset  value  without  a sales  charge  or the  payment  of a  contingent deferred  sales charge  ("CDSC")  although if your shares of Trinity Core Fund are  subject to a CDSC,  your Main  Street  Fund  shares  will  continue to be subject to the same CDSC applicable to your Trinity Core Fund shares.  The  period  during  which you held your  Trinity  Core  shares  will carryover  to your  Main  Street  Fund  shares  for  purposes  of  determining applicable holding periods, including the CDSC holding period.

      For the  reasons  set  forth  in the  "Reasons  for the  Reorganization"
section,   the  Board  of   Trinity   Core  Fund  has   determined   that  the
Reorganization  is in the best interests of the  shareholders  of Trinity Core
Fund.

                THE BOARD OF TRUSTEES RECOMMENDS THAT YOU VOTE
             TO APPROVE THE AGREEMENT AND PLAN OF REORGANIZATION

What are the general tax consequences of the Reorganization?

      It is  expected  that  shareholders  of  Trinity  Core Fund who are U.S.
citizens will not recognize any gain or loss for federal  income tax purposes, as a result of the  exchange of their  shares for shares of Main Street  Fund.
You should,  however,  consult your tax advisor  regarding the effect, if any, of the  Reorganization in light of your individual  circumstances.  You should also  consult  your tax advisor  about state and local tax  consequences.  For further information about the tax consequences of the  Reorganization,  please see the "Information  About the  Reorganization--What  are the Tax Consequences
of the Reorganization?"

                    COMPARISONS OF SOME IMPORTANT FEATURES

How do the investment objectives and policies of the Funds compare?

      Trinity  Core  Fund  and  Main  Street  Fund  have  similar   investment
objectives.  Trinity Core Fund's  investment  objective  is to seek  long-term growth of capital.  Main Street Fund's investment  objective is to seek a high total return.  In seeking their investment  objectives,  Trinity Core Fund and
Main Street  Fund  utilize a similar  investing  strategy.  Trinity  Core Fund invests in common  stocks that are included in the S&P 500 Index.  Main Street
Fund currently invests mainly in common stocks of U.S.  companies of different capitalization  ranges,  presently focusing on  large-capitalization  issuers.
Both funds are managed  with a  quantitative  investment  process.  Both Funds invest in a similar  universe of companies,  although Main Street has a larger potential investment universe.

      Please refer to the Annual and  Semi-Annual  Reports of both Funds for a complete listing of the investments for each Fund.

Who Manages the Funds?

      The  day-to-day  management  of the business and affairs of each Fund is
the  responsibility  of  the  Manager.   Trinity  Core  Fund  is  an  open-end
diversified   investment  management  company  organized  as  a  Massachusetts business  trust on May 6, 1999. It commenced  operations on September 1, 1999.
Trinity  Core Fund is governed by a Board of  Trustees,  which is  responsible
for  protecting  the  interests  of  shareholders  under   Massachusetts  law.
Trinity  Core Fund is  located  at 498  Seventh  Avenue,  New  York,  New York
10018.

      Main Street Fund, a series of  Oppenheimer  Main Street Funds,  Inc., is
an  open-end,   diversified  investment  management  company  organized  as  a
Maryland  corporation  on September  17,  1987.  It  commenced  operations  on
February  3, 1988.  Main  Street  Fund is  governed  by a Board of  Directors, which is  responsible  for  protecting  the  interests of  shareholders  under
Maryland  law.  Main  Street  Fund  is  located  at  6803  South  Tucson  Way,
Centennial, CO 80112.

      The Manager,  located at 498 Seventh  Avenue,  New York, New York 10018, acts  as  investment  advisor  to  both  Funds.  The  Manager  has  engaged  a
Sub-Advisor,  Trinity Investment Management Corporation,  to select securities for  the  portfolio  of  Trinity  Core  Fund.  The  members  of the  portfolio management  team for  Trinity  Core Fund,  Blake Gall and  Daniel  Burke,  are
employees of the  Sub-Advisor.  They have been the portfolio  managers for the
Fund since the Fund's commencement of operations on September 1, 1999.

      The  portfolio  managers  for Main Street  Fund are  Charles  Albers and
Nikolaos Monoyios.  Charles Albers is Senior Vice President (since April 1998)
of the Manager; a Certified  Financial Analyst;  an officer of 6 portfolios in the  OppenheimerFunds  complex;  and formerly a Vice  President  and portfolio manager for Guardian Investor Services,  the investment  management subsidiary of The Guardian Life Insurance  Company from 1972 to 1998.  Nikolaos  Monoyios is Vice  President of the Manager since April 1998; an officer of 4 portfolios in the  OppenheimerFunds  complex; a Certified Financial Analyst; and formerly a Vice President and portfolio  manager for Guardian  Investor  Services,  the investment  management  subsidiary of The Guardian Life Insurance Company from
1979 to 1998.

      Additional  information  about the Funds  and the  Manager  is set forth below in "Comparison of Investment Objectives and Policies."

What are the Fees and  Expenses  of each  Fund and  those  Expected  after the
Reorganization?

      Trinity  Core Fund and Main  Street  Fund each pay a variety of expenses directly for management of their assets,  administration  and  distribution of their  shares and other  services.  Those  expenses are  subtracted  from each
Fund's assets to calculate the  respective  Fund's net asset values per share.
Shareholders  pay these expenses  indirectly.  Shareholders pay other expenses directly, such as sales charges.

The following  tables are provided to help you understand and compare the fees and  expenses of  investing  in shares of Trinity  Core Fund with the fees and expenses of investing in shares of Main Street  Fund.  The pro forma  expenses of the  surviving  Main  Street  Fund  show  what the fees  and  expenses  are expected to be after giving effect to the Reorganization.

                                  FEE TABLE
                    For the 12 month period ended 3/31/03

------------------------------------------------------------------------------------
                                                                Pro Forma
                       Trinity Core Fund   Main Street Fund     Surviving Main
                       Class A shares      Class A Shares       Street Fund Class
                                                                A shares
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

Shareholder Transaction Expenses (charges paid directly from a shareholder's investment)

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
  Maximum Sales
  Charge (Load) on
  purchases  (as a            5.75%               5.75%                5.75%
   % of offering
  price)
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
  Maximum Deferred
  Sales Charge (Load)
  (as a % of the
  lower of the
  original offering           None1               None1                None1
  price or redemption
  proceeds)
------------------------------------------------------------------------------------

------------------------------------------------------------------------------------

Annual Fund Operating Expenses (as a percentage of average daily net assets)

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
  Management Fees             0.75%               0.46%                0.46%
------------------------------------------------------------------------------------
  Distribution and/or
  Service (12b-1) Fees        0.22%               0.25%                0.25%
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
  Other Expenses4             1.06%               0.28%                0.28%
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
  Total Fund
  Operating Expenses          2.03%               0.99%                0.99%
------------------------------------------------------------------------------------

------------------------------------------------------------------------------------
                                                                Pro Forma
                       Trinity Core Fund   Main Street Fund     Surviving Main
                       Class B shares      Class B Shares       Street Fund Class
                                                                B shares
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

Shareholder Transaction Expenses (charges paid directly from a shareholder's investment)

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
  Maximum Sales
  Charge (Load) on            None                 None                None
  purchases  (as a
  %  of offering
  price)
------------------------------------------------------------------------------------
  Maximum Deferred
  Sales Charge (Load)          5%2                 5%2                  5%2
  (as a % of the
  lower of the
  original offering
  price or redemption
  proceeds)
------------------------------------------------------------------------------------

Annual Fund Operating Expenses (as a percentage of average daily net assets)

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
  Management Fees             0.75%               0.46%                0.46%
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
  Distribution and/or
  Service (12b-1) Fees        1.00%               1.00%                1.00%
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
  Other Expenses4             1.13%               0.33%                0.33%
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
  Total Fund
  Operating Expenses          2.88%               1.79%                1.79%
------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------
                                                               Pro Forma
                       Trinity Core Fund   Main Street Fund    Surviving Main
                       Class C Shares      Class C Shares      Street Fund
                                                               Class C Shares
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Shareholder Transaction Expenses (charges paid directly from a shareholder's investment)

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Maximum Sales
  Charge (Load) on            None                None                None
  purchases  (as a  %
  of offering price)
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Maximum Deferred
  Sales Charge (Load)          1%3                 1%3                 1%3
  (as a % of the
  lower of the
  original offering
  price or redemption
  proceeds)
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Annual Fund Operating Expenses (as a percentage of average daily net assets)

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Management Fees             0.75%               0.46%               0.46%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Distribution and/or
  Service (12b-1) Fees        1.00%               1.00%               1.00%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Other Expenses4             0.98%               0.29%               0.29%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Total Fund
  Operating Expenses          2.73%               1.75%               1.75%

-----------------------------------------------------------------------------------

-----------------------------------------------------------------------------------
                                                                Pro Forma
                       Trinity Core Fund   Main Street Fund     Surviving Main
                       Class N shares      Class N Shares       Street Fund Class
                                                                N shares
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Shareholder Transaction Expenses (charges paid directly from a shareholder's investment)

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Maximum Sales
  Charge (Load) on            None                 None                None
  purchases  (as a
  %  of offering
  price)
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Maximum Deferred
  Sales Charge (Load)          1%5                 1%5                 1%5
  (as a % of the
  lower of the
  original offering
  price or redemption
  proceeds)
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Annual Fund Operating Expenses (as a percentage of average daily net assets)

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Management Fees             0.75%               0.46%               0.46%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Distribution and/or
  Service (12b-1) Fees        0.50%               0.50%               0.50%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Other Expenses4             0.63%               0.12%               0.12%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Total Fund
  Operating Expenses          1.88%               1.08%               1.08%
-----------------------------------------------------------------------------------

-----------------------------------------------------------------------------------
                                                                Pro Forma
                       Trinity Core Fund   Main Street Fund     Surviving Main
                       Class Y Shares      Class Y Shares       Street Fund Class
                                                                Y Shares
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Shareholder Transaction Expenses (charges paid directly from a shareholder's investment)
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Maximum Sales
  Charge (Load) on            None                None                None
  purchases  (as a
  %  of offering
  price)
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Maximum Deferred
  Sales Charge (Load)         None                None                None
  (as a % of the
  lower of the
  original offering
  price or redemption
  proceeds)
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Annual Fund Operating Expenses (as a percentage of average daily net assets)

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Management Fees             0.75%               0.46%               0.46%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Distribution and/or
  Service (12b-1) Fees         N/A                 N/A                 N/A
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Other Expenses4             0.45%               0.45%               0.45%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Total Fund
  Operating Expenses          1.20%               0.91%               0.91%
-----------------------------------------------------------------------------------

Note:  Expenses may vary in future years.
1. A contingent  deferred sales charge may apply to redemptions of investments of $1 million or more  ($500,000  for  retirement  plan  accounts)  of Class A shares. See "How to Buy Shares" in each Fund's Prospectus.
2. Applies  to  redemptions   within  the  first  year  after  purchase.   The
contingent  deferred  sales  charge  declines  to 1% in the sixth  year and is eliminated after that.
3.    Applies to shares redeemed within 12 months of purchase.
4.    Other Expenses  include  transfer  agent fees and custodial,  accounting and legal  expenses,  and are based on,  among other  things,  the fees the funds  would  have paid if the  transfer  agent had not waived a portion of its fee under a  voluntary  undertaking  to the Fund to limit these fees to
   0.25% of  average  daily  net  assets  per  fiscal  year for Class Y shares effective  January 1, 2001 through October 31, 2002, 0.35% of average daily net assets per fiscal year for Class Y shares  effective  November 1, 2002, and  0.35% of  average  daily  net  assets  per  fiscal  year for all other classes effective October 1, 2001.

5.    Applies to shares redeemed  within 18 months of retirement  plan's first purchase of Class N shares.

Examples

      These  examples  below  are  intended  to help you  compare  the cost of investing in each Fund and the  proposed  surviving  Main Street  Fund.  These examples assume an annual return for each class of 5%, the operating  expenses described above and reinvestment of your dividends and distributions.

      Your  actual  costs may be higher or lower  because  expenses  will vary
over  time.  For  each  $10,000  investment,   you  would  pay  the  following
projected  expenses if you sold your shares after the number of years shown or held your shares for the number of years shown  without  redeeming,  according to the following examples.

12 Months Ended 3/31/03
-----------------------
                              Trinity Core Fund
-----------------------------------------------------------------------------------------
If shares are redeemed:   1 year          3 years         5 years        10 years
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class A                   $769            $1,175          $1,605         $2,798
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class B                   $791            $1,192          $1,718         $2,8191
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class C                   $376            $847            $1,445         $3,061
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class N                   $291            $591            $1,016         $2,201
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class Y                   $122            $381            $660           $1,455
-----------------------------------------------------------------------------------------

                              Trinity Core Fund
-----------------------------------------------------------------------------------------
If    shares    are   not 1 year          3 years         5 years        10 years
redeemed:
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class A                   $769            $1,175          $1,605         $2,798
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class B                   $291            $892            $1,518         $2,8191
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class C                   $276            $847            $1,445         $3,061
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class N                   $191            $591            $1,016         $2,201
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class Y                   $122            $381            $660           $1,455
-----------------------------------------------------------------------------------------

                               Main Street Fund
-----------------------------------------------------------------------------------------
If shares are redeemed:   1 year          3 years         5 years        10 years
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class A                   $670            $872            $1,091         $1,718
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class B                   $682            $863            $1,170         $1,7011
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class C                   $278            $551            $949           $2,062
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class N                   $210            $343            $595           $1,317
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class Y                   $93             $290            $504           $1,120
-----------------------------------------------------------------------------------------

                               Main Street Fund
-----------------------------------------------------------------------------------------
If    shares    are   not 1 year          3 years         5 years        10 years
redeemed:
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class A                   $670            $872            $1,091         $1,718
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class B                   $182            $563            $970           $1,7011
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class C                   $178            $551            $949           $2,062
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class N                   $110            $343            $595           $1,317
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class Y                   $93             $290            $504           $1,120
-----------------------------------------------------------------------------------------

                     Pro Forma Surviving Main Street Fund
-----------------------------------------------------------------------------------------
If shares are redeemed:   1 year          3 years         5 years        10 years
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class A                   $670            $872            $1,091         $1,718
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class B                   $682            $863            $1,170         $1,7011
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class C                   $278            $551            $949           $2,062
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class N                   $210            $343            $595           $1,317
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class Y                   $93             $290            $504           $1,120
-----------------------------------------------------------------------------------------

                     Pro Forma Surviving Main Street Fund
-----------------------------------------------------------------------------------------
If    shares    are   not 1 year          3 years         5 years        10 years
redeemed:
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class A                   $670            $872            $1,091         $1,718
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class B                   $182            $563            $970           $1,7011
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class C                   $178            $551            $949           $2,062
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class N                   $110            $343            $595           $1,317
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class Y                   $93             $290            $504           $1,120
-----------------------------------------------------------------------------------------

In the "If shares are redeemed"  examples,  expenses include the initial sales charge for Class A and the applicable  Class B, Class C and Class N contingent deferred  sales  charge.  In the "If shares  are not  redeemed"  example,  the
Class A expenses  include the intial  sales  charge,  but Class B, Class C and
Class N expenses do not include the contingent deferred sales charges.
1 Class B  expenses  for  years 7 through  10 are  based on Class A  expenses, since  Class B shares  automatically  convert to Class A after 6 years.  There are no sales charges for Class Y shares.

Where can I find more financial information about the Funds?

      Performance  information for both Main Street Fund and Trinity Core Fund is set forth in each  Fund's  Prospectus  under the  section  "The Fund's Past
Performance."  Main Street Fund's  Prospectus  accompanies this Prospectus and
Proxy Statement and is incorporated by reference.

      The financial statements of Main Street Fund and additional  information with respect to its  performance  during its fiscal year ended August 31, 2002
(and the six month  semi-annual  period ended February 28, 2003),  including a discussion of factors that  materially  affected its  performance and relevant market  conditions,  is set forth in Main Street Fund's Annual and Semi-Annual
Reports dated as of August 31, 2002 and February 28, 2003, respectively,  that are part of the Proxy  Statement of Additional  Information  and  incorporated herein by reference.  These documents are available upon request.  See section entitled "Information About Main Street Fund."

      The   financial   statements   of  Trinity  Core  Fund  and   additional
information  with  respect to the Fund's  performance  during its fiscal  year ended July 31, 2002 (and the six month  semi-annual  period ended  January 31,
2003),  including  a  discussion  of  factors  that  materially  affected  its performance  and  relevant  market  conditions,  is set forth in Trinity  Core
Fund's  Annual and  Semi-Annual  Reports dated as of July 31, 2002 and January
31, 2003,  respectively,  that are part of the Proxy  Statement of  Additional
Information  and  incorporated  herein  by  reference.   These  documents  are
available on request.  See section  entitled  "Information  About Trinity Core
Fund."

What are the  capitalizations  of the Funds and what would the  capitalization be after the Reorganization?

      The  following  table  sets  forth  the  capitalization  (unaudited)  of
Trinity Core Fund and Main Street Fund as of March 31, 2003 and  indicates the
pro  forma   combined   capitalization   as  of  March  31,  2003  as  if  the
Reorganization  had occurred on that date. As of April 30, 2003,  the value of the  assets of  Trinity  Core was less than 10% of the value of the  assets of
Main Street Fund.

                                                                  Net Asset
                                                Shares                  Value
                              Net Assets        Outstanding       Per Share

Trinity Core Fund
      Class A                 $3,793,949        597,033           $6.35
      Class B                 $1,792,878        290,683           $6.17
      Class C                 $1,358,815        219,703           $6.18
      Class N                 $650,010          102,804           $6.32
      Class Y                 $154,524            23,532          $6.57
      TOTAL             $7,750,176  1,233,755

Main Street Fund
      Class A                 $5,827,509,376    231,844,611       $25.14
      Class B                 $2,703,326,715    110,710,046       $24.42
      Class C                 $1,021,504,876      41,820,889            $24.43
      Class N                 $59,616,520           2,391,071           $24.93
      Class Y                 $219,903,078          8,716,423           $25.23
      TOTAL             $9,831,860,565          395,483,040

Main Street Fund
(Pro Forma Surviving Fund)*

      Class A                 $5,831,303,325    231,953,195       $25.14
      Class B                 $2,705,119,593    110,774,758       $24.42
      Class C                 $1,022,863,691      41,869,165            $24.43
      Class N                 $60,266,530           2,417,430           $24.93
      Class Y                 $220,057,602          8,722,061           $25.23
      TOTAL             $9,839,610,741            395,736,609

*Reflects  the  issuance  of  $3,793,949  Class A shares,  $1,792,878  Class B
shares,   $1,358,815   Class  C   shares,   $650,010   Class  N   shares   and
$154,524  Class Y shares of Main  Street Fund in a tax-free  exchange  for the
net assets of Trinity Core Fund, aggregating                 $7,750,176.

How have the Funds performed?

      The following past  performance  information  for each Fund is set forth below:  (i) a bar chart  detailing  annual total  returns of Class A shares of each Fund as of December 31st for each of the full calendar  years since since
Trinity Core Fund's  inception  and 10 years for Main Street Fund;  and (ii) a table  showing how the average  annual  total  returns of each Fund's  shares, both before and after taxes,  compare to those of a broad-based  market index.
The  after-tax  returns  are show for Class A shares of each Fund only and are calculated  using the historical  highest  individual  federal marginal income tax rates in effect  during the periods  shown,  and do not reflect the impact of state or local  taxes.  The  after-tax  returns  for the other  classes  of shares will vary.  In certain  cases,  the figure  representing  "Return After
Taxes on  Distributions  and Sale of Fund Shares" may be higher than the other return figures for the same period.  A higher  after-tax return results when a capital  loss  occurs  upon  redemption  and  translates  into an assumed  tax deduction that benefits the shareholder.  The after-tax returns are calculated based on certain assumptions  mandated by regulation and your actual after-tax returns  may  differ  from  those  shown,  depending  on your  individual  tax situation.  The  after-tax  returns  set  forth  below  are  not  relevant  to investors who hold their fund shares through  tax-deferred  arrangements  such as 401(k) plans or IRAs or to institutional  investors not subject to tax. The
Fund's  past  investment  performance  both  before  and after  taxes,  is not necessarily an indication of how the Fund will perform in the future.

Annual  Total  Returns  for  Oppenheimer  Trinity  Core Fund  (Class  A)(as of
12/31/02)

Sales charges and taxes are not included in the calculations of return in this bar chart, and if those charges and taxes were included, the returns may be less than those shown.

For the period from 1/1/03 through 3/31/03 the cumulative return (not annualized) for Class A shares before taxes was -2.76%.
During the period shown in the bar chart, the highest return for Oppenheimer
Trinity Core Fund (not annualized) for a calendar quarter was 10.78% (4Q'01)
and the lowest return (not annualized) for a calendar quarter was -17.99%
(3Q'02).

Annual Total Returns for Oppenheimer Main Street Fund (Class A)(as of
12/31/02)

Sales charges and taxes are not included in the calculations of return in this bar chart, and if those charges and taxes were included, the returns may be less than those shown.

For the period from 1/1/03 through 3/31/03 the cumulative return (not annualized) for Class A shares before taxes was -3.31%. During the period shown in the bar chart, the highest return for Oppenheimer Main Street Fund
(not annualized) for a calendar quarter was 22.06% (4Q'98) and the lowest return (not annualized) for a calendar quarter was -16.50% (3Q'02).

Average Annual Total Returns for the Funds for the periods ended 12/31/02 are as follows:

--------------------------------------------------------------------------------
Trinity Core Fund                        Past       Past 5 years Past 10-years
                                           1-year       (or           (or
                                                    life-of-classlife-of-class)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class A Shares Return Before Taxes        -26.99%     -13.51%*        N/A
(inception 9/1/99)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class A Shares Return After Taxes         -26.99%     -13.52%*        N/A

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class A Shares Return After Taxes on      -16.44%     -10.41%*        N/A
Distributions and Sale of Fund Shares

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
S&P 500 Index (from 8/31/99)              -22.09%     -10.25%*        N/A
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Trinity  Core  Fund  Class B  (inception  -27.06%     -13.50%*        N/A

9/1/99)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Trinity  Core  Fund  Class C  (inception  -24.05%     -12.70%*        N/A

9/17/99)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Trinity  Core  Fund  Class N  (inception  -23.39%     -15.70%*        N/A

3/1/01)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Trinity  Core  Fund  Class Y  (inception  -22.08%     -11.09%*        N/A

9/1/99)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Main Street Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class A Shares Return Before Taxes        -24.05%     -1.70%*        8.89%
(inception 2/3/88)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class A Shares Return After Taxes         -24.27%     -2.68%*        7.21%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class A Shares Return After Taxes on      -14.65%     -1.25%*        6.98%
Distributions and Sale of Fund Shares

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
S&P 500 Index (from 12/31/92)             -22.09%     -0.58%*        9.34%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Main Street Fund Class B (inception       -24.05%     -1.60%*        6.98%*

10/3/94)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Main Street Fund Class C (inception       -20.80%     -1.27%*        6.66%*

12/1/93)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Main  Street  Fund  Class  N  (inception  -20.28%     -13.75%*        N/A

3/1/01)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Main  Street  Fund  Class  Y  (inception  -19.29%     -0.34%*        4.36%*

11/1/96)
--------------------------------------------------------------------------------

*Life-of-class

Average  annual  total  returns for the Funds for the periods  ended March 31,
2003 are as follows:

---------------------------------------------------------------------------------
                                         Past       Past 5-years  Past 10 years
                                           1-year   (or           (or
                                                    life-of-class)life-of-class)
Trinity Core Fund
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Trinity Core Fund Class A (inception      -24.76%     -11.86%*         N/A

9/1/99)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
S & P 500 Index (from 8/31/99)            -24.75%        -10.38%*      N/A
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Trinity Core Fund Class B (inception      -25.21%     -12.58%*         N/A

9/1/99)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Trinity Core Fund Class C (inception      -25.27%     -12.57%*         N/A

9/1/99)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Trinity Core Fund Class N (inception      -24.67%       -15.11%*       N/A

3/1/01)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Trinity  Core  Fund  Class Y  (inception  -24.22%     -11.00%*         N/A

9/1/99)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Main Street Fund
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Main Street Fund Class A (inception       -23.03%      -3.06%         8.31%
2/3/88)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
S & P 500 Index (from 12/31/92)           -24.75%      -3.76%         8.53%
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Main Street Fund Class B (inception       -23.66%      -3.80%         6.34%*
10/3/94)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Main Street Fund Class C (inception       -23.63%      -3.79%         6.07%*
12/1/93)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Main  Street  Fund  Class  N  (inception  -23.14%     -13.67%*         N/A
3/1/01)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Main  Street  Fund  Class  Y  (inception  -22.94%      -2.89%         3.65%*
11/1/96)
---------------------------------------------------------------------------------

*Life-of-class.
The Funds' average annual total returns in the table include the applicable sales charges: for Class A shares of each Fund, the current maximum initial sales charge is 5.75%; for Class B shares of Oppenheimer Trinity Core Fund, the contingent deferred sales charges is 5% (1-year), 3% (3-years) and 3%
(life-of-class); for Class B shares of Oppenheimer Main Street Fund, the contingent deferred sales charges of 5% (1-year), 3% (3-years) and 2%
(5-years); and for Class C and Class N of each Fund, the 1% contingent deferred sales charge for the 1-year period. Because Class B shares convert to Class A shares 72 months after purchase, Class B "life-of-class"
performance does not include the contingent deferred sales charge and uses
Class A performance for the period after conversion. There is no sales charge on Class Y shares.  The Funds' returns measure the performance of a hypothetical account and assume that all dividends and capital gains distributions have been reinvested in additional shares. The performance of the Funds' Class A shares is compared to the S&P 500 Index, an unmanaged index of equity securities. Index performance reflects the reinvestment of income but does not consider the effect of transaction costs, fees, expenses or taxes. The Funds may have investments that vary from those in the index.

How Has The Fund Performed?  below is a discussion by  OpenheimerFunds,  Inc., of Main Street  Fund's  performance  during its fiscal  year ended  August 31,
2002, followed by a graphical  comparison of Main Street Fund's performance to an appropriate broad-based market index.

Management's  Discussion  Of  Performance.  During the fiscal  year that ended
August 31, 2002,  Main Street Fund's  performance  was strongly  influenced by its disciplined,  quantitative-oriented  investment approach.  The statistical models  developed  and employed by the Fund's  portfolio  managers  accurately suggested that smaller stocks in the large-cap range would  outperform  larger ones. The Fund's  bottom-up stock ranking system  accounted for  approximately
80% of the Fund's  excess  returns  compared  to the  benchmark,  and was most effective  within  the  Consumer  Discretionary,  Health  Care  and  Financial
sectors.  Sector  allocation,  which is also  driven by the  Fund's  bottom-up stock  scoring  models,  added the balance of the excess  relative  returns by
reducing  exposure  to  the  Information   Technology  and   Telecommunication
Services sectors and increasing  exposure to Energy stocks.  As a result,  the
Fund's  performance  for the  12-month  period  was  better  than those of its benchmark,  the S&P 500 Index,  and the average of its peer group,  the Lipper
Large Cap Core  category.  The Fund's  holdings,  allocations  and  management strategies are subject to change.

Comparing The Fund's  Performance  To The Market.  The graphs that follow show the performance of a hypothetical  $10,000  investment in each class of shares of Main Street Fund held until  Fiscal year end August 31,  2002.  In the case of Class A shares,  performance  is measured  over a ten-year  period;  in the case of Class B shares,  from the  inception  of the Class on October 3, 1994;
in the case of Class C shares,  from the inception of the Class on December 1,
1993; in the case of Class N shares,  from the inception of the Class on March
1, 2001;  and in the case of Class Y shares,  from the  inception of the Class on November 1, 1996. The graphs  reflect the deduction of the maximum  initial sales charge on Class A shares and the  applicable  contingent  deferred sales charge  for  Class B,  Class C, and  Class N shares  and  reinvestment  of all dividends and capital  distributions.  The graphs do not reflect  deduction of income taxes on an  individual's  investment,  which may reduce an  investor's actual investment returns on income or gains paid by the Fund.

The Fund's  performance  is  compared  to the  performance  of the  Standard &
Poor's  (S&P) 500 Index.  The S&P 500 Index is a broad  based  index of equity securities widely regarded as a general  measurement of the performance of the
U.S. equity securities market.  Index performance reflects the reinvestment of dividends  but does not  consider the effect of capital  gains or  transaction costs,  and none of the data in the  graphs  shows the  effect  of taxes.  The
Fund's  performance  reflects  the  effects  of Fund  business  and  operating expenses.  While index  comparisons  may be useful to provide a benchmark  for the Fund's  performance,  it must be noted that the Fund's investments are not limited to the  securities  in the S&P 500 Index,  which tend to be securities of larger, well-capitalized companies.

Class A Shares

Comparison of Change in Value of $10,000 Hypothetical Investments in:
Main Street Fund (Class A) and S&P 500 Index.

[Line Graph]

---------------------------------------------------------------
        Date         Value of Investment in    S&P 500 Index
                              Fund
---------------------------------------------------------------
---------------------------------------------------------------

     06/30/1992              $9,425               $10,000

---------------------------------------------------------------
---------------------------------------------------------------

     09/30/1992              $9,753               $10,048

---------------------------------------------------------------
---------------------------------------------------------------

     12/31/1992              $9,425               $10,000

---------------------------------------------------------------
---------------------------------------------------------------

     03/31/1993              $9,699               $10,315

---------------------------------------------------------------
---------------------------------------------------------------

     06/30/1993              $12,324              $10,834

---------------------------------------------------------------
---------------------------------------------------------------

     09/30/1993              $13,332              $11,306

---------------------------------------------------------------
---------------------------------------------------------------

     12/31/1993              $13,797              $11,361

---------------------------------------------------------------
---------------------------------------------------------------

     03/31/1994              $15,768              $11,653

---------------------------------------------------------------
---------------------------------------------------------------

     06/30/1994              $16,684              $11,923

---------------------------------------------------------------
---------------------------------------------------------------

     09/30/1994              $16,643              $11,472

---------------------------------------------------------------
---------------------------------------------------------------

     12/31/1994              $15,774              $11,520

---------------------------------------------------------------
---------------------------------------------------------------

     03/31/1995              $16,695              $12,082

---------------------------------------------------------------
---------------------------------------------------------------

     06/30/1995              $16,429              $12,080

---------------------------------------------------------------
---------------------------------------------------------------

     09/30/1995              $17,729              $13,255

---------------------------------------------------------------
---------------------------------------------------------------

     12/31/1995              $19,011              $14,518

---------------------------------------------------------------
---------------------------------------------------------------

     03/31/1996              $20,671              $15,671

---------------------------------------------------------------
---------------------------------------------------------------

     06/30/1996              $21,484              $16,614

---------------------------------------------------------------
---------------------------------------------------------------

     08/31/1996              $22,690              $17,505

---------------------------------------------------------------
---------------------------------------------------------------

     11/30/1996              $23,243              $18,290

---------------------------------------------------------------
---------------------------------------------------------------

     02/28/1997              $22,487              $17,852

---------------------------------------------------------------
---------------------------------------------------------------

     05/31/1997              $25,335              $20,839

---------------------------------------------------------------
---------------------------------------------------------------

     08/31/1997              $26,215              $21,872

---------------------------------------------------------------
---------------------------------------------------------------

     11/30/1997              $27,679              $23,584

---------------------------------------------------------------
---------------------------------------------------------------

     02/28/1998              $29,478              $25,104

---------------------------------------------------------------
---------------------------------------------------------------

     05/31/1998              $30,839              $26,778

---------------------------------------------------------------
---------------------------------------------------------------

     08/31/1998              $33,313              $29,524

---------------------------------------------------------------
---------------------------------------------------------------

     11/30/1998              $35,153              $30,814

---------------------------------------------------------------
---------------------------------------------------------------

     02/28/1999              $30,562              $27,142

---------------------------------------------------------------
---------------------------------------------------------------

     05/31/1999              $36,575              $33,120

---------------------------------------------------------------
---------------------------------------------------------------

     08/31/1999              $38,850              $35,358

---------------------------------------------------------------
---------------------------------------------------------------

     11/30/1999              $41,081              $37,295

---------------------------------------------------------------
---------------------------------------------------------------

     02/29/2000              $42,365              $37,947

---------------------------------------------------------------
---------------------------------------------------------------

     05/31/2000              $43,431              $40,040

---------------------------------------------------------------
---------------------------------------------------------------

     08/31/2000              $43,655              $39,504

---------------------------------------------------------------
---------------------------------------------------------------

     11/30/2000              $45,994              $41,200

---------------------------------------------------------------
---------------------------------------------------------------

     02/28/2001              $49,883              $44,135

---------------------------------------------------------------
---------------------------------------------------------------

     05/31/2001              $41,545              $38,348

---------------------------------------------------------------
---------------------------------------------------------------

     08/31/2001              $40,038              $36,267

---------------------------------------------------------------
---------------------------------------------------------------

     11/30/2001              $41,146              $36,854

---------------------------------------------------------------
---------------------------------------------------------------

     02/28/2002              $37,485              $33,377

---------------------------------------------------------------
---------------------------------------------------------------

     05/31/2002              $37,380              $33,665

---------------------------------------------------------------
---------------------------------------------------------------

     08/31/2002              $37,095              $32,819

---------------------------------------------------------------

Class B Shares

Comparison of Change in Value of $10,000 Hypothetical Investments in:
Main Street Fund (Class B) and S&P 500 Index.

[Line Graph]

---------------------------------------------------------------
        Date         Value of Investment in    S&P 500 Index
                              Fund
---------------------------------------------------------------
---------------------------------------------------------------
     10/03/1994              $10,000              $10,000
---------------------------------------------------------------
---------------------------------------------------------------
     12/31/1994              $9,846               $9,998
---------------------------------------------------------------
---------------------------------------------------------------
     03/31/1995              $10,599              $10,971
---------------------------------------------------------------
---------------------------------------------------------------
     06/30/1995              $11,341              $12,017
---------------------------------------------------------------
---------------------------------------------------------------
     09/30/1995              $12,305              $12,971
---------------------------------------------------------------
---------------------------------------------------------------
     12/31/1995              $12,766              $13,751
---------------------------------------------------------------
---------------------------------------------------------------
     03/31/1996              $13,459              $14,489
---------------------------------------------------------------
---------------------------------------------------------------
     06/30/1996              $13,762              $15,138
---------------------------------------------------------------
---------------------------------------------------------------

     08/31/1996              $13,293              $14,776

---------------------------------------------------------------
---------------------------------------------------------------

     11/30/1996              $14,951              $17,248

---------------------------------------------------------------
---------------------------------------------------------------

     02/28/1997              $15,439              $18,103

---------------------------------------------------------------
---------------------------------------------------------------

     05/31/1997              $16,273              $19,521

---------------------------------------------------------------
---------------------------------------------------------------

     08/31/1997              $17,297              $20,778

---------------------------------------------------------------
---------------------------------------------------------------

     11/30/1997              $18,063              $22,164

---------------------------------------------------------------
---------------------------------------------------------------

     02/28/1998              $19,473              $24,437

---------------------------------------------------------------
---------------------------------------------------------------

     05/31/1998              $20,505              $25,505

---------------------------------------------------------------
---------------------------------------------------------------

     08/31/1998              $17,792              $22,466

---------------------------------------------------------------
---------------------------------------------------------------

     11/30/1998              $21,259              $27,414

---------------------------------------------------------------
---------------------------------------------------------------

     02/28/1999              $22,540              $29,265

---------------------------------------------------------------
---------------------------------------------------------------

     05/31/1999              $23,787              $30,869

---------------------------------------------------------------
---------------------------------------------------------------

     08/31/1999              $24,485              $31,408

---------------------------------------------------------------
---------------------------------------------------------------

     11/30/1999              $25,056              $33,141

---------------------------------------------------------------
---------------------------------------------------------------

     02/29/2000              $25,129              $32,697

---------------------------------------------------------------
---------------------------------------------------------------

     05/31/2000              $26,428              $34,101

---------------------------------------------------------------
---------------------------------------------------------------

     08/31/2000              $28,607              $36,530

---------------------------------------------------------------
---------------------------------------------------------------

     11/30/2000              $23,811              $31,741

---------------------------------------------------------------
---------------------------------------------------------------

     02/28/2001              $22,947              $30,018

---------------------------------------------------------------
---------------------------------------------------------------

     05/31/2001              $23,582              $30,504

---------------------------------------------------------------
---------------------------------------------------------------

     08/31/2001              $21,484              $27,626

---------------------------------------------------------------
---------------------------------------------------------------

     11/30/2001              $21,424              $27,864

---------------------------------------------------------------
---------------------------------------------------------------

     02/28/2002              $21,260              $27,164

---------------------------------------------------------------
---------------------------------------------------------------

     05/31/2002              $21,294              $26,283

---------------------------------------------------------------
---------------------------------------------------------------

     08/31/2002              $18,712              $22,657

---------------------------------------------------------------
---------------------------------------------------------------

---------------------------------------------------------------
---------------------------------------------------------------
                     Value of Investment in  S&P 500 Index

Class C Shares

Comparison of
Change in Value of
$10,000
Hypothetical
Investments in:
Main Street Fund
(Class C) and S&P
500 Index.

[Line Graph]

        Date         Fund
---------------------------------------------------------------
---------------------------------------------------------------
     12/01/1993              $10,000              $10,000
---------------------------------------------------------------
---------------------------------------------------------------
     12/31/1993              $10,467              $10,121
---------------------------------------------------------------
---------------------------------------------------------------
     03/31/1994              $10,415              $9,738
---------------------------------------------------------------
---------------------------------------------------------------
     06/30/1994              $9,856               $9,778
---------------------------------------------------------------
---------------------------------------------------------------
     09/30/1994              $10,412              $10,256
---------------------------------------------------------------
---------------------------------------------------------------
     12/31/1994              $10,225              $10,254
---------------------------------------------------------------
---------------------------------------------------------------
     03/31/1995              $11,011              $11,251
---------------------------------------------------------------
---------------------------------------------------------------
     06/30/1995              $11,790              $12,324
---------------------------------------------------------------
---------------------------------------------------------------
     09/30/1995              $12,791              $13,302
---------------------------------------------------------------
---------------------------------------------------------------
     12/31/1995              $13,269              $14,103
---------------------------------------------------------------
---------------------------------------------------------------
     03/31/1996              $13,993              $14,859
---------------------------------------------------------------
---------------------------------------------------------------
     06/30/1996              $14,308              $15,525
---------------------------------------------------------------
---------------------------------------------------------------

     08/31/1996              $13,825              $15,153

---------------------------------------------------------------
---------------------------------------------------------------

     11/30/1996              $15,544              $17,689

---------------------------------------------------------------
---------------------------------------------------------------

     02/28/1997              $16,056              $18,566

---------------------------------------------------------------
---------------------------------------------------------------

     05/31/1997              $16,917              $20,020

---------------------------------------------------------------
---------------------------------------------------------------

     08/31/1997              $17,982              $21,309

---------------------------------------------------------------
---------------------------------------------------------------

     11/30/1997              $18,782              $22,731

---------------------------------------------------------------
---------------------------------------------------------------

     02/28/1998              $20,254              $25,061

---------------------------------------------------------------
---------------------------------------------------------------

     05/31/1998              $21,326              $26,157

---------------------------------------------------------------
---------------------------------------------------------------

     08/31/1998              $18,505              $23,040

---------------------------------------------------------------
---------------------------------------------------------------

     11/30/1998              $22,105              $28,114

---------------------------------------------------------------
---------------------------------------------------------------

     02/28/1999              $23,437              $30,013

---------------------------------------------------------------
---------------------------------------------------------------

     05/31/1999              $24,740              $31,658

---------------------------------------------------------------
---------------------------------------------------------------

     08/31/1999              $25,460              $32,211

---------------------------------------------------------------
---------------------------------------------------------------

     11/30/1999              $26,055              $33,988

---------------------------------------------------------------
---------------------------------------------------------------

     02/29/2000              $26,137              $33,533

---------------------------------------------------------------
---------------------------------------------------------------

     05/31/2000              $27,481              $34,972

---------------------------------------------------------------
---------------------------------------------------------------

     08/31/2000              $29,754              $37,463

---------------------------------------------------------------
---------------------------------------------------------------

     11/30/2000              $24,733              $32,552

---------------------------------------------------------------
---------------------------------------------------------------

     02/28/2001              $23,793              $30,785

---------------------------------------------------------------
---------------------------------------------------------------

     05/31/2001              $24,402              $31,283

---------------------------------------------------------------
---------------------------------------------------------------

     08/31/2001              $22,192              $28,332

---------------------------------------------------------------
---------------------------------------------------------------

     11/30/2001              $22,086              $28,576

---------------------------------------------------------------
---------------------------------------------------------------

     02/28/2002              $21,875              $27,858

---------------------------------------------------------------
---------------------------------------------------------------

     05/31/2002              $21,867              $26,955

---------------------------------------------------------------
---------------------------------------------------------------

     08/31/2002              $19,178              $23,236

---------------------------------------------------------------
---------------------------------------------------------------

---------------------------------------------------------------
---------------------------------------------------------------
                     Value of Investment in    S&P 500 Index

Class N Shares

Comparison of
Change in Value of
$10,000
Hypothetical
Investments in:
Main Street Fund
(Class N) and S&P
500 Index.

[Line Graph]

        Date                  Fund
---------------------------------------------------------------
 --------------------------------------------------------------
     03/01/2001              $10,000              $10,000
 --------------------------------------------------------------
 --------------------------------------------------------------

     05/31/2001              $10,259              $10,162

 --------------------------------------------------------------
 --------------------------------------------------------------

     08/31/2001              $9,339               $9,203

 --------------------------------------------------------------
 --------------------------------------------------------------

     11/30/2001              $9,307               $9,283

 --------------------------------------------------------------
 --------------------------------------------------------------

     02/28/2002              $9,229               $9,049

 --------------------------------------------------------------
 --------------------------------------------------------------

     05/31/2002              $9,235               $8,756

 --------------------------------------------------------------
 --------------------------------------------------------------

     08/31/2002              $8,031               $7,548

 --------------------------------------------------------------
----------------------------------------------------------------
                     Value of Investment in    S&P 500 Index
Class Y Shares

Comparison of
Change in Value of
$10,000
Hypothetical
Investments in:
Main Street Fund
(Class Y) and S&P
500 Index.

[Line Graph]

        Date                  Fund
----------------------------------------------------------------
----------------------------------------------------------------
     11/01/1996              $10,000               $10,000
----------------------------------------------------------------
----------------------------------------------------------------

     11/30/1996              $10,623               $10,755

----------------------------------------------------------------
----------------------------------------------------------------

     02/28/1997              $11,007               $11,288

----------------------------------------------------------------
----------------------------------------------------------------

     05/31/1997              $11,632               $12,172

----------------------------------------------------------------
----------------------------------------------------------------

     08/31/1997              $12,398               $12,957

----------------------------------------------------------------
----------------------------------------------------------------

     11/30/1997              $12,976               $13,821

----------------------------------------------------------------
----------------------------------------------------------------

     02/28/1998              $14,025               $15,238

----------------------------------------------------------------
----------------------------------------------------------------

     05/31/1998              $14,804               $15,904

----------------------------------------------------------------
----------------------------------------------------------------

     08/31/1998              $12,879               $14,009

----------------------------------------------------------------
----------------------------------------------------------------

     11/30/1998              $15,418               $17,094

----------------------------------------------------------------
----------------------------------------------------------------

     02/28/1999              $16,375               $18,249

----------------------------------------------------------------
----------------------------------------------------------------

     05/31/1999              $17,333               $19,249

----------------------------------------------------------------
----------------------------------------------------------------

     08/31/1999              $17,882               $19,585

----------------------------------------------------------------
----------------------------------------------------------------

     11/30/1999              $18,339               $20,666

----------------------------------------------------------------
----------------------------------------------------------------

     02/29/2000              $18,443               $20,389

----------------------------------------------------------------
----------------------------------------------------------------

     05/31/2000              $19,432               $21,264

----------------------------------------------------------------
----------------------------------------------------------------

     08/31/2000              $21,101               $22,779

----------------------------------------------------------------
----------------------------------------------------------------

     11/30/2000              $17,583               $19,792

----------------------------------------------------------------
----------------------------------------------------------------

     02/28/2001              $16,949               $18,718

----------------------------------------------------------------
----------------------------------------------------------------

     05/31/2001              $17,422               $19,021

----------------------------------------------------------------
----------------------------------------------------------------

     08/31/2001              $15,877               $17,226

----------------------------------------------------------------
----------------------------------------------------------------

     11/30/2001              $15,843               $17,375

----------------------------------------------------------------
----------------------------------------------------------------

     02/28/2002              $15,728               $16,939

----------------------------------------------------------------
----------------------------------------------------------------

     05/31/2002              $15,763               $16,389

----------------------------------------------------------------
----------------------------------------------------------------

     08/31/2002              $13,854               $14,128

----------------------------------------------------------------
---------------------------------------------------------------------------------
                        Main Street Fund
    What  are  other
    Key  Features of
    the Funds?

    The  description
    of  certain  key
    features  of the
    Funds  below  is
    supplemented  by
    each      Fund's
    Prospectus   and
    Statement     of
    Additional
    Information,
    which        are
    incorporated  by
    reference.

      Investment
Management  and Fees
-    The     Manager
manages  the  assets
of  both  Funds  and
makes          their
respective
investment
decisions.      Both
Funds         obtain
investment
management  services
from   the   Manager
according   to   the
terms of  management
agreements  that are
substantially
identical.     Under
the       management
agreements,     each
Fund     pays    the
Manager an  advisory
fee      at      the
following      rates
that    decline   as
each  Fund's  assets
grow:

 Trinity Core Fund
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
    0.75% of the first $200 million          0.65% of the first $200 million
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
     0.72% of the next $200 million          0.60% of the next $150 million
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
     0.69% of the next $200 million          0.55% of the next $150 million
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
     0.66% of the next $200 million          0.45% in excess of $500 million
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
      0.60% in excess of $800 million
---------------------------------------------------------------------------------
Based on average annual net assets of the respective Fund.

      The  management  fee for Trinity  Core Fund for the twelve  months ended
March 31,  2003 was 0.75% of the  average  annual net assets for each class of shares.  The  management  fee for Main Street Fund for the twelve months ended
March 31,  2003 was 0.46% of the  average  annual net assets for each class of shares.  The  12b-1  distribution  plans  for  both  Funds  are  substantially similar.  However,  the  "Management  Fees"  and  "Other  Expenses"  the Funds
incurred,  including  transfer agent fees and custodial,  accounting and legal expenses,  have differed,  with Main Street Fund's  "Management  Fees," "Other
Expenses"  and "Total  Expenses"  being  less than those of Trinity  Core Fund because Main Street Fund is a significantly larger fund.

---------------------------------------------------------------------------------
                 Management Fee  Distribution     Other Expenses Total Annual
                                 and/or 12b-1                    Operating
                                 Fees                            Expense
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Trinity     Core 0.75%           0.22%1           1.06%          2.03%
Fund   Class   A
shares
(12       months
ended 3/31/03)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Main      Street 0.46%           0.25%            0.28%          0.99%
Fund   Class   A
Shares
(12       months
ended 3/31/03)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Pro Forma -      0.46%           0.25%            0.28%          0.99%
Combined at
3/31/03
---------------------------------------------------------------------------------
"Other  Expenses"  include  transfer agent fees and custodial,  accounting and legal expenses the Funds pay. This chart is for illustrative purposes only.
1.  Class A  shares  12b-1  fee is not  full 25  basis  points  due to  monies invested by OppenheimerFunds, Inc.

      The net assets under  management  for Main Street Fund on March 31, 2003
were   $9,831,860,565  as  compared  to  $7,750,176  for  Trinity  Core  Fund.
Effective upon the Closing of the Reorganization,  the management fee rate for
Main Street Fund is  expected to be 0.46% of average  annual net assets  based on  combined  assets  of the  Funds as of March 31,  2003.  Additionally,  the
"Other  Expenses"  of the  surviving  Fund are  expected to be the same as the
"Other Expenses" of Main Street Fund.

      For  a  detailed  description  of  each  Fund's  investment   management
agreement,   see  the  section  below   entitled   "Comparison  of  Investment
Objectives  and  Policies  - How  do  the  Account  Features  and  Shareholder
Services for the Funds Compare?"

      Transfer  Agency and Custody  Services - Both Funds receive  shareholder accounting and other clerical services from  OppenheimerFunds  Services in its capacity as transfer  agent and dividend  paying  agent.  It acts on an annual per-account  fee  basis  for both  Funds.  The  terms of the  transfer  agency agreement for both Funds are substantially similar.

      Citibank, N.A. is the Custodian Bank for Trinity Core Fund and Main
Street Fund. Citibank, N.A. is located at 111 Wall Street, New York, New York
10005.

      Distribution   Services  -  OppenheimerFunds   Distributor,   Inc.  (the
"Distributor")  acts  as the  principal  underwriter  in a  continuous  public offering  of shares of both  Funds,  but is not  obligated  to sell a specific number of shares.  Both Funds have adopted a Service Plan and Agreement  under
Rule  12b-1 of the  Investment  Company  Act for  their  Class A  shares.  The
Service Plan provides for the reimbursement to  OppenheimerFunds  Distributor,
Inc.  (the  "Distributor")  for a portion of its costs  incurred in connection with the  personal  service  and  maintenance  of  accounts  that hold Class A
shares  of  the   respective   Funds.   Under  the  Class  A  Service   Plans,
reimbursement  is made  quarterly  at an annual rate that may not exceed 0.25%
of the average  annual net assets of Class A shares of the  respective  Funds.
The  Distributor  currently  uses all of  those  fees to  compensate  dealers, brokers,  banks and  other  financial  institutions  quarterly  for  providing personal  service and  maintenance  of accounts of their  customers  that hold
Class A shares of the respective Funds.

      Both Funds have adopted  Distribution  and Service Plans and  Agreements under Rule 12b-1 of the Investment  Company Act for Class B, Class C and Class
N shares.  These plans  compensate the  Distributor for its services and costs in  connection  with the  distribution  of Class B, Class C and Class N shares and the personal service and maintenance of shareholder  accounts.  Under each
Class B and Class C Plan,  the Funds pay the  Distributor  a service fee at an annual  rate of 0.25% of average  annual net assets and an  asset-based  sales charge at an annual  rate of 0.75% of average  annual net  assets.  Under each
Class N Plan the Funds pay the  Distributor a service fee at an annual rate of
0.25% of  average  annual net assets  and an  asset-based  sales  charge at an annual  rate of 0.25% of  average  annual  net  assets.  All fee  amounts  are computed on the average  annual net assets of the class  determined  as of the close of each regular  business day of each Fund. The Distributor  uses all of the service fees to  compensate  dealers for providing  personal  services and maintenance of accounts of their customers that hold shares of the Funds.  The
Class B and Class N asset-based  sales charge is retained by the  Distributor.
After the first  year,  the Class C  asset-based  sales  charge is paid to the broker-dealer  as an ongoing  concession for shares that have been outstanding for a year or  more.  The  terms of the  Funds'  respective  Distribution  and
Service Plans are substantially similar.

      For  a  detailed   description   of  each  Fund's   distribution-related
services,  see the section below titled  "Comparison of Investment  Objectives and Policies - How do the Account  Features and  Shareholder  Services for the
Funds Compare?"

      Purchases, Redemptions,  Exchanges and other Shareholder Services - Both
Funds  have  the  same   requirements  and  restrictions  in  connection  with
purchases,  redemptions and exchanges.  In addition, each Fund also offers the same  types of  shareholder  services.  More  detailed  information  regarding purchases, redemptions,  exchanges and shareholder services can be found below in the section below titled "Comparison of Investment  Objectives and Policies
- How  do  the  Account  Features  and  Shareholder  Services  for  the  Funds
Compare?"

      Dividends and  Distributions - Both Funds declare  dividends  separately for each class of shares from net  investment  income  annually  and pay those dividends to  shareholders in December on a date selected by the Board of each
Fund.

      For a  detailed  description  of each  Fund's  policy on  dividends  and distributions,  see the section entitled "Comparison of Investment  Objectives and Policies - How do the Account  Features and  Shareholder  Services for the
Funds Compare?"

What are the Principal Risks of an Investment in Main Street Fund?

      As with most  investments,  investments  in Main Street Fund and Trinity
Core Fund  involve  risks.  There can be no guarantee  against loss  resulting from an investment in either Fund,  nor can there be any assurance that either
Fund will  achieve its  investment  objective.  The risks  associated  with an investment  in each Fund are similar.  Because both Funds invest  primarily in stocks of U.S. companies,  the value of each Fund's portfolio will be affected by changes in the U.S. stock markets.  The prices of individual  stocks do not all move in the same  direction  uniformly at the same time and the volatility of their  prices at times may be great.  A  particular  company's  stock price can be affected by, among other things, a poor earnings report,  loss of major customers,  major  litigation  against the company,  or changes in  government regulations affecting the company or its industry.

      For more  information  about the risks of the  Funds,  see "What are the
Main Risks  Associated  with  Investments  in the  Funds?"  under the  heading
"Comparison of Investment Objectives and Policies."

                        REASONS FOR THE REORGANIZATION

      At a meeting of the Board of  Trustees  of Trinity  Core Fund held April
28, 2003, the Board considered whether to approve the proposed  Reorganization and reviewed and discussed with the Manager and independent  legal counsel the materials  provided by the Manager  relevant to the  proposed  Reorganization.
Included  in  the  materials  was  information  with  respect  to  the  Funds'
respective investment objectives and policies,  management fees,  distribution fees and other operating expenses, historical performance and asset size.

      The Board reviewed  information  demonstrating that Trinity Core Fund is a relatively  smaller fund with  approximately  $7,750,176 in net assets as of
March 31, 2003.  The Board  anticipates  that Trinity Core Fund's  assets will not increase  substantially  in size in the near future.  In comparison,  Main
Street  Fund had  approximately  $9,831,860,565  in net assets as of March 31,
2003.  After the  Reorganization,  the shareholders of Trinity Core Fund would become  shareholders  of a  larger  fund  that is  anticipated  to have  lower overall  operating  expenses  than Trinity  Core Fund.  Economies of scale may benefit shareholders of Trinity Core Fund.

      The Board  considered  the fact that both Funds have similar  investment objectives.  Additionally,  the  Board  considered  that both  Funds  invest a substantial portion of their assets in common stocks of U.S. companies.

      The Board  noted that Main Street  Fund's  management  fee is  currently lower than that of  Trinity  Core Fund.  The Board also  considered  that Main
Street Fund's  performance  has been slightly better than that of Trinity Core
Fund.

      The  procedures for  purchases,  exchanges and  redemptions of shares of the Funds are nearly identical (for Main Street Fund,  however,  shares can be redeemed by wire as well as by mail and  telephone)  and that both Funds offer the same investor services and options.

      The  Board   also   considered   the  terms   and   conditions   of  the
Reorganization,  including  that  there  would be no sales  charge  imposed in effecting the  Reorganization  and that the Reorganization is expected to be a
tax-free  reorganization.   The  Board  concluded  that  Trinity  Core  Fund's
participation  in the transaction is in the best interests of the Fund and its shareholders,  notwithstanding  that  the  lower  pro  forma  expenses  of the combined  funds  (relative to Trinity Core Fund) and the  historically  better
performance  of  Main  Street  Fund  is  subject  to  change,   and  that  the
Reorganization  would not result in a dilution  of the  interests  of existing shareholders of Trinity Core Fund.

      After  consideration  of the above  factors,  and such other factors and information  as the Board of Trinity  Core Fund  deemed  relevant,  the Board, including  the  Trustees who are not  "interested  persons" (as defined in the
Investment  Company  Act) of  either  Trinity  Core Fund or the  Manager  (the
"Independent  Trustees"),  unanimously  approved  the  Reorganization  and the
Reorganization   Agreement   and  voted  to  recommend  its  approval  to  the
shareholders of Trinity Core Fund.

      The Board of Main Street Fund also  determined  that the  Reorganization was in the best  interests of Main Street Fund and its  shareholders  and that
no   dilution   would   result  to  those   shareholders.   Main  Street  Fund
shareholders  do not vote on the  Reorganization.  The  Board  of Main  Street
Fund,   including  the  Independent   Directors,   unanimously   approved  the
Reorganization and the Reorganization Agreement.

      For the reasons  discussed  above,  the Board, on behalf of Trinity Core
Fund,  recommends  that  you  vote  FOR  the  Reorganization   Agreement.   If
shareholders   of  Trinity  Core  Fund  do  not  approve  the   Reorganization
Agreement, the Reorganization will not take place.

                     INFORMATION ABOUT THE REORGANIZATION

This is only a summary of the  Reorganization  Agreement.  You should read the actual form of Reorganization Agreement. It is attached as Exhibit A.

How Will the Reorganization be Carried Out?

      If the  shareholders  of Trinity  Core Fund  approve the  Reorganization
Agreement,  the  Reorganization  will take place after various  conditions are satisfied  by Trinity Core Fund and Main Street  Fund,  including  delivery of certain  documents.  The Closing  Date is presently  scheduled  for August 29,
2003 and the Valuation Date is presently scheduled for August 28, 2003.

      If  shareholders  of  Trinity  Core  Fund  approve  the   Reorganization
Agreement,  Trinity Core Fund will  deliver to Main Street Fund  substantially all of its net  assets on the  closing  date.  In  exchange,  shareholders  of
Trinity Core Fund will receive  Class A, Class B, Class C, Class N and Class Y
Main Street  Fund  shares  that have a value equal to the dollar  value of the assets  delivered by Trinity Core Fund to Main Street Fund.  Trinity Core Fund
will then be liquidated  and its  outstanding  shares will be  cancelled.  The stock transfer  books of Trinity Core Fund will be  permanently  closed at the close of business on the Valuation  Date. Only  redemption  requests  received by the  Transfer  Agent in proper  form on or before the close of  business on the  Valuation  Date  will be  fulfilled  by  Trinity  Core  Fund.  Redemption requests  received  after  that time  will be  considered  requests  to redeem shares of Main Street Fund.

      Shareholders  of  Trinity  Core Fund who vote  their  Class A,  Class B,
Class C,  Class N and  Class Y shares in favor of the  Reorganization  will be electing in effect to redeem  their  shares of Trinity  Core Fund at net asset value  on the  Valuation  Date,  after  Trinity  Core  Fund  subtracts  a cash reserve,  and  reinvest the proceeds in Class A, Class B, Class C, Class N and
Class Y shares of Main Street  Fund at net asset  value.  The cash  reserve is that amount of cash  retained by Trinity Core Fund which is deemed  sufficient in the  discretion  of the Board for the  payment  of the  Fund's  outstanding debts and  expenses of  liquidation  incurred on or before the Closing Date of the  Reorganization.  Trinity  Core  Fund will  cease to exist on the  Closing
Date.  Main Street Fund is not  assuming any debts of Trinity Core Fund except debts for  unsettled  securities  transactions  and  outstanding  dividend and redemption  checks.  Trinity Core Fund will recognize  capital gain or loss on any sales of portfolio securities made prior to the Reorganization.

      Under the  Reorganization  Agreement,  within one year after the Closing
Date,  Trinity Core Fund shall:  (a) either pay or make  provision  for all of its debts and taxes;  and (b) either (i) transfer any remaining  amount of the cash reserve to Main Street  Fund,  if such  remaining  amount is not material
(as  defined  below)  or  (ii)  distribute   such  remaining   amount  to  the
shareholders  of  Trinity  Core Fund who were  shareholders  on the  Valuation
Date.  The  remaining  amount  shall be deemed to be material if the amount to be distributed,  after deducting the estimated  expenses of the  distribution, equals or  exceeds  one cent per  share of the  number  of  Trinity  Core Fund
shares   outstanding   on  the   Valuation   Date.  If  the  cash  reserve  is
insufficient  to satisfy any of Trinity Core Fund's  liabilities,  the Manager will assume  responsibility  for any such  unsatisfied  liability.  Within one year after the Closing Date, Trinity Core Fund will complete its liquidation.

      Under the  Reorganization  Agreement,  either  Trinity Core Fund or Main
Street Fund may abandon and  terminate  the  Reorganization  Agreement for any reason  and  there  shall  be no  liability  for  damages  or  other  recourse available to the other Fund, provided,  however, that in the event that one of the Funds terminates this Agreement  without  reasonable cause, it shall, upon demand,  reimburse  the  other  Fund for all  expenses,  including  reasonable out-of-pocket expenses and fees incurred in connection with this Agreement.

      To the  extent  permitted  by law,  the  Funds  may  agree to amend  the
Reorganization  Agreement without  shareholder  approval.  They may also agree to  terminate  and  abandon the  Reorganization  at any time before or, to the extent  permitted by law, after the approval of  shareholders  of Trinity Core
Fund.

Who Will Pay the Expenses of the Reorganization?

      The cost of printing  and mailing  the proxies and this  Prospectus  and
Proxy  Statement will be borne by Trinity Core Fund.  Those printing costs and mailing costs are estimated to be $9,000 and $5,000,  respectively.  The Funds will bear the cost of their  respective  tax opinions.  Any documents  such as existing  prospectuses  or  annual  reports  that are  included  in the  proxy mailing or at a  shareholder's  request will be a cost of the Fund issuing the
document.    Any   other   out-of-pocket    expenses   associated   with   the
Reorganization will be paid by the Funds in the amounts incurred by each.

What are the Tax Consequences of the Reorganization?

      The  Reorganization is intended to qualify as a tax-free  reorganization for federal  income tax  purposes  under  Section  368(a)(1)  of the  Internal
Revenue  Code  of  1986,  as  amended.   Based  on  certain   assumptions  and
representations  received  from Trinity Core Fund and Main Street Fund,  it is expected to be the opinion of Deloitte & Touche,  tax advisor to Trinity  Core
Fund,  that  shareholders  of Trinity Core Fund will not recognize any gain or loss for  federal  income tax  purposes  as a result of the  exchange of their shares for shares of Main Street Fund,  and that  shareholders  of Main Street
Fund will not  recognize  any gain or loss upon receipt of Trinity Core Fund's assets.  If this type of tax  opinion is not  forthcoming,  the Fund may still choose to go  forward  with the  reorganization,  pending  re-solicitation  of shareholders and shareholder approval.  In addition,  neither Fund is expected to recognize a gain or loss as a result of the Reorganization.

      Immediately  prior to the Valuation  Date,  Trinity Core Fund will pay a dividend  which will have the effect of  distributing  to Trinity  Core Fund's shareholders all of Trinity Core Fund's net investment  company taxable income for taxable  years  ending on or prior to the Closing Date  (computed  without regard to any deduction for dividends  paid) and all of its net capital gains, if any,  realized  in taxable  years  ending on or prior to the  Closing  Date
(after  reduction  for  any  available  capital  loss   carry-forward).   Such
dividends  will be  included  in the  taxable  income of Trinity  Core  Fund's shareholders as ordinary income and capital gain, respectively.

      You will continue to be  responsible  for tracking the purchase cost and holding  period of your shares and should  consult your tax advisor  regarding the  effect,  if any,  of the  Reorganization  in  light  of  your  individual circumstances.  You should also consult your tax advisor as to state and local and  other  tax  consequences,  if any,  of the  Reorganization  because  this discussion only relates to federal income tax consequences.

What should I know about Class A, Class B, Class C, Class N and Class Y shares of Main Street Fund?

      The rights of  shareholders  of both Funds are  substantially  the same.
Class A, Class B, Class C, Class N and/or  Class Y shares of Main  Street Fund will be  distributed  to  shareholders  of Class A,  Class B, Class C, Class N and/or Class Y shares of Trinity Core Fund,  respectively,  in connection with the  Reorganization.  Each  share will be fully  paid and  nonassessable  when issued,  will have no preemptive or conversion rights and will be transferable on the books of Main Street  Fund.  Trinity Core Fund's  Declaration  of Trust
contains an express  disclaimer of  shareholder  or Trustee  liability for the
Fund's  obligations,  and provides for  indemnification  and  reimbursement of expenses out of its property for any shareholder  held  personally  liable for its obligations.  Neither Fund permits  cumulative  voting. The shares of Main
Street Fund will be recorded  electronically  in each  shareholder's  account.
Main  Street  Fund  will  then  send  a  confirmation  to  each   shareholder.
Shareholders  of Trinity Core Fund  holding  certificates  representing  their shares will not be required to  surrender  their  certificates  in  connection with the  reorganization.  However,  former  shareholders of Trinity Core Fund whose shares are  represented by outstanding  share  certificates  will not be allowed to redeem,  transfer or pledge  class  shares of Main Street Fund they
receive  in  the   Reorganization   until  the  exchanged  Trinity  Core  Fund
certificates have been returned to the Transfer Agent.

      Like Trinity Core Fund,  Main Street Fund does not routinely hold annual shareholder meetings.

               COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES

      This section describes key investment  policies of Trinity Core Fund and
Main Street Fund, and certain  noteworthy  differences  between the investment objectives and policies of the two Funds.

      Are there any significant  differences between the investment objectives and strategies of the Funds?

      In considering  whether to approve the  Reorganization,  shareholders of
Trinity Core Fund should  consider the  differences in investment  objectives, policies and risks of the Funds.  Further  information  about Main Street Fund is set forth in its Prospectus,  which  accompanies  this Prospectus and Proxy
Statement  and is  incorporated  herein by reference.  Additional  information about both Funds is set forth in their  Statements of Additional  Information,
Annual Reports and Semi-Annual Reports,  which may be obtained upon request to
the  Transfer   Agent.   See   "Information   about  Trinity  Core  Fund"  and
"Information about Main Street Fund."

      Trinity  Core  Fund  and  Main  Street  Fund  have  similar   investment
objectives.  Trinity Core Fund's  investment  objective  is to seek  long-term growth of capital.  Main Street Fund's investment  objective is to seek a high total return.  In seeking their investment  objectives,  Trinity Core Fund and
Main Street  Fund  utilize a similar  investing  strategy.  Trinity  Core Fund invests in common  stocks that are included in the S&P 500 Index.  Main Street
Fund currently invests mainly in common stocks of U.S.  companies of different capitalization  ranges,  presently focusing on  large-capitalization  issuers.
Both funds are managed  with a  quantitative  investment  process.  Both Funds invest in a similar  universe of companies,  although Main Street has a larger potential investment universe.

      If the  reorganization  is  approved,  Main  Street Fund will retain its benchmark against the S&P 500 Index.

What are the Main Risks Associated with an Investment in the Funds?

      Like  all  investments,  an  investment  in both of the  Funds  involves risk.  There is no  assurance  that  either  Fund  will  meet  its  investment
objective.   The   achievement   of  the  Funds'  goals  depends  upon  market
conditions,   generally,   and  on  the  portfolio  manager's  analytical  and
portfolio  management  skills. The risks described below collectively form the risk profiles of the
Funds,  and  can  affect  the  value  of the  Funds'  investments,  investment
performance  and  prices  per  share.   There  is  also  the  risk  that  poor
securities  selection  by the  Manager  will  cause the Funds to  underperform other  funds  having a similar  objective.  These risks mean that you can lose money by investing in either  Fund.  When you redeem your shares,  they may be worth more or less than what you paid for them.

How Do the Investment Policies of the Funds Compare?

      Trinity Core Fund invests in common  stocks that are included in the S&P
500 Index. Main Street Fund invests mainly in common stocks of U.S.  companies
of    different     capitalization     ranges,     presently    focusing    on
large-capitalization issuers.

Other Equity  Securities.  While Main Street Fund  emphasizes  investments  in
      common  stocks,   it  can  also  buy  preferred  stocks  and  securities
      convertible  into common stock.  The Manager  considers some convertible securities to be "equity  equivalents" because of the conversion feature and in  that  case  their  rating  has  less  impact  on  the  Manager's investment  decision than in the case of other debt securities.  Trinity
      Core Fund, in contrast,  only  purchases  common stocks  included in the
      S&P 500 Index.

Foreign Securities.  Main Street Fund can buy securities of companies or governments in any country, developed or underdeveloped. While there is no limit on the amount of Main Street Fund's assets that may be invested in foreign securities, the Manager does not currently invest significant amounts of its assets in foreign securities. While foreign securities offer special investment opportunities, they also have special risks.

      The change in value of a foreign  currency  against the U.S. dollar will result in a change in the U.S.  dollar value of  securities  denominated in  that  foreign  currency.  Additional  risks  of  foreign  securities include higher  transaction  and operating  costs for the Fund;  foreign
      issuers  are  not  subject  to  the  same   accounting   and  disclosure
      requirements  that  apply  to  U.S.  companies;   and  lack  of  uniform
      accounting,  auditing  and  financial  reporting  standards  in  foreign countries  comparable to those applicable to domestic  issuers.  Trinity
      Core  Fund  limits  its  stock  investments  to  stock  trades  in  U.S.
      exchanges.

Debt Securities.  Main Street Fund also can buy debt securities, such as bonds and  debentures,  but does not currently  emphasize  these  investments.
      Main  Street  Fund  can  invest  up  to  25%  of  its  total  assets  in lower-grade debt  securities.  These are securities rated below "Baa" by
      Moody's  Investors  Service,  Inc. or "BBB" by Standard & Poors  Ratings
      Service or having similar ratings by other ratings organizations,  or if unrated,  assigned a  comparable  rating by the Manager.  However,  Main
      Street  Fund  currently  does not intend to invest  more than 10% of its total assets in  lower-grade  securities and cannot invest more than 10%
      of its total assets in lower-grade  securities that are not convertible.
      Debt  securities  that are  below  investment  grade,  whether  rated or unrated (and which are often referred to as "junk bonds"),  have greater risks than  investment-grade  securities.  There may be less of a market for  them and  therefore  they may be  harder  to sell at an  acceptable price.  There is a  relatively  greater  possibility  that the  issuer's earnings  may be  insufficient  to make the  payments  of  interest  and principal  when due.  These risks mean that Main Street Fund's net asset values  per  share  could  be  affected  by  declines  in value of these securities.  Trinity  Core  Fund  does not  invest  in debt  securities, except to the  extent it  invests in  temporary  defensive  investments, discussed below.

Derivatives.  Main Street Fund can invest in a number of different kinds of
      "derivative" investments. In general terms, a derivative investment is an investment contract whose value depends on (or is derived from) the value of an underlying asset, interest rate or index. In the broadest sense, options, futures contracts, and other hedging instruments Main
      Street Fund might use may be considered "derivative" investments.  Main
      Street Fund currently does not use derivatives to a significant degree and is not required to use them in seeking its objective.

      Derivatives have risks. If the issuer of the derivative investment does not pay the amount due, Main Street Fund can lose money on the investment. The underlying security or investment on which a derivative is based, and the derivative itself, may not perform the way the
      Manager expected it to. As a result of these risks Main Street Fund could realize less principal or income from the investment than expected or its hedge might be unsuccessful. As a result, Main Street
      Fund's share prices could fall.  Certain derivative investments held by
      Main Street Fund might be illiquid. Trinity Core Fund does not invest in derivative securities.

    Hedging.  Main Street Fund can buy and sell futures contracts, put and call options, forward contracts and options on futures and securities indices. These are all referred to as "hedging instruments."  Some of these strategies would hedge Main Street Fund's portfolio against price fluctuations. Other hedging strategies, such as buying futures and call options, would tend to increase Main Street Fund's exposure to the securities market.

      There are also special risks in particular hedging strategies.  Options trading involves the payment of premiums and can increase portfolio turnover.  If the Manager used a hedging instrument at the wrong time or judged market conditions incorrectly, the strategy could reduce Main
      Street Fund's return.

Temporary  Defensive  Investments.  In times of  adverse or  unstable  market, economic  or  political  conditions,  both Funds can invest up to 100% of their assets in temporary  defensive  investments.  Generally  they would be  high-quality,  short-term  money  market  instruments,  such  as U.S.
     government   securities,   highly  rated  commercial  paper,   short-term
     corporate debt obligations or repurchase  agreements.  The Funds may also hold these types of  securities  pending the  investment of proceeds from the sale of Fund shares or portfolio  securities  or to meet  anticipated redemption of Fund shares. To the extent either Fund invests  defensively in these securities, it might not achieve its investment objective.

Illiquid and Restricted  Securities.  Investments may be illiquid because they do not have an active trading  market,  making it difficult to value them or  dispose  of  them  promptly  at an  acceptable  price.  A  restricted security  is one that has a  contractual  restriction  on its  resale  or
     which  cannot  be  sold  publicly  until  it  is  registered   under  the
     Securities  Act of 1933.  Main  Street Fund will not invest more than 10%
     (the Board can increase  that limit to 15%) of its net assets in illiquid or  restricted  securities.  The  Manager  monitors  holdings of illiquid securities on an ongoing basis to determine  whether to sell any holdings to maintain  adequate  liquidity.  Trinity Core Fund will not invest more than 10% in illiquid or restricted securities.

What are the fundamental investment restrictions of the Funds?

      Both  Trinity  Core Fund and Main  Street Fund have  certain  additional investment  restrictions  that are  fundamental  policies,  changeable only by shareholder  approval.  Generally,  these investment  restrictions are similar between the Funds and are discussed below.

o     Neither  Fund  can  concentrate  investments.  That  means  they  cannot invest 25% or more of its total assets in any industry.  However,  there is no limitation on investments in U.S. government securities.

o     Neither  Fund can buy or sell real  estate.  However,  they can purchase
   readily-marketable   securities   of  companies   holding  real  estate  or
   interests in real estate.

o     The Funds cannot underwrite  securities of other companies.  A permitted exception is in the case where a Fund is deemed to be an underwriter  under the Securities  Act of 1933 when  reselling any securities  held in its own portfolio.

o     Neither Fund can issue "senior  securities,"  but this does not prohibit certain investment  activities for which assets of the Funds are designated
   as  segregated,   or  margin,   collateral  or  escrow   arrangements   are
   established,   to  cover  the  related   obligations.   Examples  of  those
   activities  include  borrowing  money,   reverse   repurchase   agreements,
   delayed-delivery  and  when-issued  arrangements  for portfolio  securities
   transactions,   and   contracts  to  buy  or  sell   derivatives,   hedging
   instruments, options or futures.

o     Neither Fund can invest in physical  commodities  or physical  commodity contracts.  However,  Main Street Fund may buy and sell hedging instruments permitted by any of its other investment policies.

o     Neither Fund can buy  securities  issued or guaranteed by any one issuer if more than 5% of its total  assets  would be  invested in  securities  of that issuer or if it would then own more than 10% of that  issuer's  voting securities.  That  restriction  applies to 75% of the Fund's total  assets.
   The limit does not apply to  securities  issued by the U.S.  government  or any  of  its  agencies  or  instrumentalities  or to  securities  of  other
   investment   companies.   This  means  that  both  Funds  are  presently  a
   "diversified" investment company under the 1940 Act.

o     Trinity  Core Fund cannot  borrow money except from banks in amounts not in excess of 5% of its assets as a temporary  measure to meet  redemptions.
   Main Street Fund cannot  borrow  money in excess of 33 1/3% of the value of its total  assets  (including  the amount  borrowed).  Main Street Fund may borrow  only  from  banks  and/or  affiliated  investment  companies.  With respect to this fundamental  policy, Main Street Fund can borrow only if it maintains a 300% ratio of assets to  borrowings  at all times in the manner set forth in the Investment Company Act of 1940.

o     Neither  Fund  can  make  loans.   However,  they  can  invest  in  debt
   securities that the Fund's investment  policies and restrictions  permit it to purchase.  The Funds may also lend their portfolio  securities and enter into repurchase  agreements.  (Main Street Fund can also make loans through interfund lending programs with other affiliated funds).

o     Neither Fund can mortgage,  pledge or otherwise  hypothecate  any of its assets.  However,  this does not  prohibit  Main  Street  Fund from  escrow arrangements  contemplated  by the put and call  activities  of the Fund or other  collateral  or margin  arrangements  in  connection  with any of the hedging  instruments  permitted by any of its other policies.  Trinity Core
   Fund does not have a similar hedging policy.

o     Trinity  Core  Fund  cannot  invest  in  companies  for the  purpose  of acquiring  control or management of them.  Main Street Fund does not have a similar policy.

How do the Account Features and Shareholder Services for the Funds Compare?

      Investment  Management-  Pursuant to each investment advisory agreement, the Manager acts as the  investment  advisor for both Funds.  For Trinity Core
Fund,   the  Manager  has  retained   Trinity   Investment   Management,   the
Sub-Advisor,  to provide  day-to-day  portfolio  management  for Trinity  Core
Fund.  The  Sub-Advisory  fee  for  Trinity  Core  Fund  is  paid  to  Trinity
Investment   Management  by  the  Manager  out  of  its  management   fee.  If
shareholders   of  Trinity   Core  Fund   approve  the   Reorganization,   the
Sub-Advisory  Agreement between the Manager and Trinity Investment  Management will terminate.

      The investment  advisory  agreements state that the Manager will provide administrative  services for the Funds,  including compilation and maintenance of records,  preparation and filing of reports required by the SEC, reports to shareholders,  and composition of proxy statements and registration statements required  by Federal  and state  securities  laws.  Further,  the  Manager has agreed to furnish the Funds with office  space,  facilities  and equipment and
arrange  for  its   employees   to  serve  as  officers  of  the  Funds.   The
administrative  services to be provided  by the Manager  under the  investment advisory agreement will be at its own expense.

      Expenses  not  expressly  assumed  by  the  Manager  under  each  Fund's advisory  agreement  or by the  Distributor  under the  General  Distributor's
Agreement  are paid by the Funds.  The  investment  advisory  agreements  list examples of expenses paid by the Funds,  the major  categories of which relate
to    interest,    taxes,    brokerage    commissions,    fees   to    certain
Trustees/Directors,  legal and audit  expenses,  custodian and transfer  agent expenses,  share issuance costs,  certain printing and registration  costs and non-recurring expenses, including litigation costs.

      Both  investment  advisory  agreements  generally  provide  that  in the
absence  of  willful   misfeasance,   bad  faith,   gross  negligence  in  the
performance of its duties or reckless  disregard of its obligations and duties under the  investment  advisory  agreement,  the Manager is not liable for any loss sustained by reason of good faith errors or omissions in connection  with any  matters  to which the  agreement(s)  relate.  The  agreements  permit the
Manager  to  act  as  investment  advisor  for  any  other  person,   firm  or
corporation.  Pursuant to each agreement,  the Manager is permitted to use the name "Oppenheimer" in connection with other investment  companies for which it may act as  investment  advisor or general  distributor.  If the Manager shall no longer act as  investment  advisor to the Funds,  the Manager may  withdraw the right of the Funds to use the name "Oppenheimer" as part of their names.

      The Manager is controlled by  Oppenheimer  Acquisition  Corp., a holding company  owned  in part by  senior  officers  of the  Manager  and  ultimately controlled  by  Massachusetts  Mutual Life  Insurance  Company,  a mutual life insurance  company that also advises  pension plans and investment  companies.
The Manager has been an investment  advisor  since  January 1960.  The Manager
(including  subsidiaries  and an affiliate)  managed more than $120 billion in assets as of March 31,  2003,  including  more than 65 funds  with more than 7 million  shareholder  accounts.  The Manager is located at 498 Seventh Avenue,
10th Floor, New York, New York 10018.  OppenheimerFunds  Services,  a division of the Manager,  acts as transfer and shareholder servicing agent on an annual per-account  basis for both  Trinity  Core Fund and Main  Street  Fund and for certain other open-end funds managed by the Manager and its affiliates.

      Distribution  -  Pursuant  to  General  Distributor's  Agreements,   the
Distributor acts as principal  underwriter in a continuous  public offering of shares of Trinity  Core Fund and Main Street  Fund,  but is not  obligated  to sell a specific  number of shares.  Expenses  normally  attributable to sales, including  advertising and the cost of printing and mailing prospectuses other than those furnished to existing  shareholders,  are borne by the Distributor, except for those for which the  Distributor  is paid under  each  Fund's  Rule
12b-1 Distribution and Service Plan described below.

      Both Funds have  adopted a Service Plan and  Agreement  under Rule 12b-1 of the  Investment  Company  Act for their Class A shares.  The  Service  Plan provides for the  reimbursement  to the Distributor for a portion of its costs incurred in connection  with the personal  service and maintenance of accounts that hold Class A shares.  Under the plan,  reimbursement is made quarterly at an annual rate that may not exceed  0.25% of the average  annual net assets of
Class A shares  of the  Funds.  The  Distributor  currently  uses all of those fees to compensate dealers,  brokers,  banks and other financial  institutions
quarterly  for  expenses  they  incur  in  providing   personal   service  and
maintenance of accounts of their customers that hold Class A shares.

      Both Funds have adopted  Distribution and Service Plans under Rule 12b-1 of the 1940 Act for their  Class B,  Class C and Class N  shares.  The  Funds'
Plans  compensate the Distributor  for its services in  distributing  Class B,
Class C and Class N shares and  servicing  accounts.  Under both Funds' Plans, the Funds pay the  Distributor an  asset-based  sales charge at an annual rate of  0.75% of Class B and  Class C  assets,  and an  annual  asset-based  sales charge of 0.25% on Class N shares.  The  Distributor  also  receives a service fee 0.25% of average  annual net assets  under each plan.  All fee amounts are computed on the average  annual net assets of the class  determined  as of the close of each regular  business day of each Fund. The Distributor  uses all of the service fees to compensate  broker-dealers for providing personal services and  maintenance  of  accounts  of their  customers  that  hold  shares of the
Funds.  The Class B and Class N asset-based  sales charges are retained by the
Distributor.  After the first year, the Class C asset-based  sales charges are paid to  broker-dealers  who hold or whose  clients  hold Class C shares as an ongoing concession for shares that have been outstanding for a year or more.

      Purchases and Redemptions - Both Funds are part of the  OppenheimerFunds
family  of  mutual  funds.   The  procedures  for  purchases,   exchanges  and
redemptions  of shares of the Funds are nearly  identical,  however,  for Main
Street  Fund,  shares  can  be  redeemed  by  wire  as  well  as by  mail  and telephone.  Shares  of either  Fund may be  exchanged  for  shares of the same class of other  Oppenheimer  funds offering such shares.  Exchange  privileges are subject to amendment or termination at any time.

      Both Funds  have the same  initial  and  subsequent  minimum  investment amounts  for the  purchase  of  shares.  These  amounts  are  $1,000  and $50, respectively.  Both  Funds  have a maximum  initial  sales  charge of 5.75% on
Class A shares for purchases of less than  $25,000.  The sales charge of 5.75%
is reduced for  purchases of Class A shares of $25,000 or more.  Investors who purchase $1 million or more of Class A shares pay no initial  sales charge but may have to pay a contingent  deferred  sales  charge  ("CDSC") of up to 1% if the  shares are sold  within 18  calendar  months  from the  beginning  of the calendar month during which they were  purchased.  Class B shares of the Funds are sold  without a front-end  sales charge but  investors  will pay an annual asset-based  sales  charge  and  may  be  subject  to a CDSC  upon  redemption depending  on the length of time the shares  are held.  The CDSC  begins at 5%
for Class B shares  redeemed in the first year and declines to 1% in the sixth year and is  eliminated  after that.  Class C shares may be purchased  without an initial sales charge,  but investors will pay an annual  asset-based  sales charge and if redeemed  within 12 months of buying  them,  a CDSC of 1% may be deducted.  Class N shares are purchased  without an initial sales charge,  but investors will pay an annual  asset-based  sales charge and if redeemed within
18 months of the retirement  plan's first  purchase of N shares,  a CDSC of 1%
may be deducted.

      Class A,  Class B,  Class C,  Class N and Class Y shares of Main  Street
Fund  received  in the  Reorganization  will be  issued  at net  asset  value, without a sales  charge and no CDSC will be imposed on any  Trinity  Core Fund
shares   exchanged   for  Main   Street   Fund  shares  as  a  result  of  the
Reorganization.  However,  any CDSC that  applies to Trinity  Core Fund shares as of the date of the  exchange  will carry over to Main  Street  Fund  shares received in the Reorganization.

      Shareholder  Services--Both  Funds also offer the  following  privileges:
(i) Right of  Accumulation,  (ii)  Letter of  Intent,  (iii)  reinvestment  of dividends  and  distributions  at  net  asset  value,  (iv)  net  asset  value purchases by certain  individuals and entities,  (v) Asset Builder  (automatic
investment)   Plans,   (vi)  Automatic   Withdrawal  and  Exchange  Plans  for
shareholders  who own  shares  of the Funds  valued  at $5,000 or more,  (vii)
AccountLink and PhoneLink arrangements,  (viii) exchanges of shares for shares of the  same  class  of  certain  other  funds at net  asset  value,  and (ix)
telephone and Internet  redemption and exchange  privileges.  Main Street Fund also offers wire  redemptions  of fund shares (for a fee);  Trinity  Core Fund does not offer this feature.  All such services and  privileges are subject to amendment  or  termination  at any time and are  subject  to the  terms of the
Funds' respective prospectuses.

      Dividends  and  Distributions  - Both Funds intend to declare  dividends separately  for each class of shares from net  investment  income on an annual basis  and to pay  those  dividends  to  shareholders  in  December  on a date selected by the Board of  Trustees/Directors  of each Fund.  Dividends and the distributions  paid on Class A,  Class B,  Class C,  Class N or Class Y shares may vary over time,  depending on market  conditions,  the  composition of the
Funds'  portfolios,  and  expenses  borne by the  particular  class of shares.
Dividends  paid on Class A shares will  generally be higher than those paid on
Class B,  Class C,  Class N or Class Y  shares,  which  normally  have  higher expenses  than Class A. The Funds have no fixed  dividend  rates and there can be no guarantee that either Fund will pay any dividends or distributions.

      Either  Fund  may  realize  capital  gains  on  the  sale  of  portfolio securities.  If it does, it may make  distributions  out of any net short-term or  long-term  capital  gains in  December  of each  year.  The Funds may make supplemental  distributions  of dividends and capital gains  following the end of their fiscal years.

                              VOTING INFORMATION

How many votes are necessary to approve the Reorganization Agreement?

      The  affirmative  vote of the holders of a "majority of the  outstanding voting  securities" (as defined in the Investment Company Act) of Trinity Core
Fund  voting in the  aggregate  and not by class is  necessary  to approve the
Reorganization  Agreement  and  the  transactions   contemplated  thereby.  As
defined  in  the  Investment  Company  Act,  the  vote  of a  majority  of the outstanding  shares  means  the  vote of (1) 67% or more of the  Trinity  Core
Fund's  outstanding  shares  present at a meeting if the  holders of more than
50% of the  outstanding  shares of the Fund are present or represent by proxy;
or (2) more than 50% of the  Fund's  outstanding  shares,  whichever  is less.
Each  shareholder  will be  entitled  to one vote for each full  share,  and a fractional  vote for each  fractional  share of Trinity  Core Fund held on the
Record Date. If  sufficient  votes to approve the proposal are not received by the date of the  Meeting,  the  Meeting  may be  adjourned  to permit  further solicitation  of  proxies.  The  holders of a majority  of shares  entitled to vote at the  Meeting  and  present  in  person  or by  proxy  (whether  or not sufficient to  constitute a quorum) may adjourn the Meeting to permit  further solicitation of proxies.

How do I ensure my vote is accurately recorded?

      You can vote in either of two ways:

o     By mail, with the enclosed proxy card.
o     In person at the Meeting (if you are a record owner).
o     By telephone (please see the insert for instructions).

      A proxy card is, in essence,  a ballot.  If you simply sign and date the proxy but give no voting  instructions,  your shares will be voted in favor of the  Reorganization  Agreement.  Shareholders  may  also  be  able  to vote by telephone to the extent permitted by state law.

Can I revoke my proxy?

      Yes.  You may revoke  your  proxy at any time  before it is voted by (i)
writing to the  Secretary  of Trinity  Core Fund at 498 Seventh  Avenue,  34th
Floor,  New York, New York 10018 (if received in time to be acted upon);  (ii)
attending  the Meeting and voting in person;  or (iii) signing and returning a later-dated proxy (if returned and received in time to be voted).

What other matters will be voted upon at the Meeting?

      The Board of Trustees of Trinity  Core Fund does not intend to bring any matters  before the Meeting  other than those  described in this proxy.  It is not aware of any other  matters  to be brought  before the  Meeting by others.
If any other  matters  legally  come  before the  Meeting,  the proxy  ballots confer  discretionary  authority  with respect to such matters,  and it is the intention  of the persons  named to vote  proxies to vote in  accordance  with their judgment in such matters.

Who is entitled to vote?

      Shareholders  of record of Trinity Core Fund at the close of business on
June 18, 2003 (the  "record  date")  will be entitled to vote at the  Meeting.
On June 18, 2003, there were 1,320,773.599  outstanding shares of Trinity Core
Fund,  consisting of 644,667.961  Class A shares,  324,711.688 Class B shares,
239,784.869  Class C shares,  90,192.559 Class N shares and 20,416.522 Class Y shares.  On June 18, 2003, there were  394,774,719.831  outstanding  shares of
Main   Street   Fund,   consisting   of   236,105,126.013   Class  A   shares,
105,783,822.584 Class B shares,  41,611,794.399 Class C shares,  2,578,080.746
Class  N  shares  and  8,695,896.089  Class  Y  shares.  Proxies  representing abstentions and broker  non-votes will be included for purposes of determining whether a quorum is present at the  Meeting,  but will be treated as votes not cast and,  therefore,  will not be counted for purposes of determining whether the matters  and  proposals  and motions to be voted upon at the Meeting  have been approved.  For purposes of the Meeting,  a majority of shares outstanding and entitled to vote,  present in person or represented by proxy,  constitutes a quorum.  Main Street Fund shareholders do not vote on the Reorganization.

What other solicitations will be made?

      Trinity  Core  Fund  will  request   broker-dealer  firms,   custodians,
nominees and  fiduciaries to forward proxy  material to the beneficial  owners of the shares of record, and may reimburse them for their reasonable  expenses
incurred  in  connection  with  such  proxy   solicitation.   In  addition  to
solicitations  by  mail,  officers  of  Trinity  Core  Fund  or  officers  and employees  of  OppenheimerFunds  Services,  without  extra  pay,  may  conduct
additional   solicitations  personally  or  by  telephone  or  telegraph.  Any expenses so incurred will be borne by OppenheimerFunds  Services.  Proxies may also be  solicited by a proxy  solicitation  firm hired at Trinity Core Fund's expense.  If a proxy  solicitation  firm is hired, it is anticipated  that the cost to  Trinity  Core Fund of  engaging a proxy  solicitation  firm would not exceed  $32,000,  plus  the  additional  costs  which  would  be  incurred  in connection  with  contacting  those  shareholders  who have not voted,  in the event of a need for resolicitation of votes.

      Shares  owned of  record  by  broker-dealers  for the  benefit  of their customers  ("street account shares") will be voted by the broker-dealer  based
on  instructions   received  from  its  customers.   If  no  instructions  are
received,  and the  broker-dealer  does not have  discretionary  power to vote such street account shares under  applicable  stock exchange rules, the shares represented  thereby  will be  considered  to be  present at the  Meeting  for purposes only of determining the quorum ("broker  non-votes").  Because of the need to obtain the above described vote of the outstanding  voting  securities for the  Reorganization  proposal to pass,  abstentions  and broker  non-votes will have the same effect as a vote "against" the Proposal.

Are there any Appraisal Rights?

      No. Under the Investment  Company Act,  shareholders  do not have rights of  appraisal as a result of the  Reorganization.  Although  appraisal  rights are  unavailable,  you have the right to redeem your shares at net asset value until the  closing  date for the  Reorganization.  On or after  the  Valuation
Date,  you may redeem your new Main  Street Fund shares or exchange  them into shares of certain other funds in the OppenheimerFunds  family of mutual funds, subject to the terms of the prospectuses of both funds.

                         INFORMATION ABOUT MAIN STREET FUND

      Information  about Main Street Fund (SEC File No.  811-5360) is included in Main Street Fund's Prospectus dated October 23, 2002 as supplemented  April
30, 2003,  which  accompanies and is considered a part of this Proxy Statement and Prospectus.  Additional  information about Main Street Fund is included in
Main Street  Fund's  Statement of  Additional  Information  dated  October 23,
2002, as supplemented  April 30, 2003, and its Annual and Semi-Annual  Reports
dated August 31, 2002 and February  28,  2003,  respectively,  which have been filed with the SEC and are incorporated  herein by reference.  You may request
a  free  copy  of  these   materials   and  other   information   by   calling
1.800.708.7780  or  by  writing  to  Main  Street  Fund  at   OppenheimerFunds
Services,  P.O. Box 5270,  Denver, CO 80217. Main Street Fund also files proxy materials,  reports and other  information with the SEC in accordance with the informational  requirements of the Securities and Exchange Act of 1934 and the
1940 Act.  These  materials  can be inspected  and copied at: the SEC's Public
Reference  Room in  Washington,  D.C.  (Phone:  1.202.942.8090)  or the  EDGAR
database on the SEC's Internet  website at  http://www.sec.gov.  Copies may be obtained upon payment of a duplicating fee by electronic  request at the SEC's
e-mail  address:   PUBLICINFO@SEC.GOV  or  by  writing  to  the  SEC's  Public
                   ------------------
Reference Section, Washington, D.C. 20549-0102.

                        INFORMATION ABOUT TRINITY CORE FUND

Information about Trinity Core Fund (SEC File No. 811-9361) is included in the current Trinity Core Fund Prospectus dated September 24, 2002, as supplemented November 1, 2002 and May 14, 2003. This document has been filed with the SEC and is incorporated by reference herein.  Additional information about Trinity Core Fund is also included in the Fund's Statement of
Additional Information dated September 24, 2002, as revised October 15, 2002, and as supplemented March 31, 2003, Annual Report dated July 31, 2002 and
Semi-Annual Report dated January 31, 2003, which have been filed with the SEC and are incorporated by reference herein.  You may request free copies of these or other documents relating to Trinity Core Fund by calling
1.800.708.7780 or by writing to OppenheimerFunds Services, P.O. Box 5270,
Denver, CO 80217. Reports and other information filed by Trinity Core Fund can be inspected and copied at: the SEC's Public Reference Room in
Washington, D.C.  (Phone: 1.202.942.8090) or the EDGAR database on the SEC's
Internet website at http://www.sec.gov.  Copies may be obtained upon payment of a duplicating fee by electronic request at the SEC's e-mail address:
PUBLICINFO@SEC.GOV or by writing to the SEC's Public Reference Section,
------------------
Washington, D.C. 20549-0102.

                               PRINCIPAL SHAREHOLDERS

As of June 18, 2003,  the  officers  and  Trustees of Trinity Core Fund,  as a group,  owned less than 1% of all outstanding shares of Trinity Core Fund, and owned  less  than 1% of the  outstanding  shares  of any  class of  shares  of
Trinity Core Fund, as follows:

As of June 18,  2003,  the only  persons  who owned of record or were known by the  Trinity  Core  Fund to own  beneficially  or of  record 5% or more of any class of the Fund's outstanding shares were as follows:

UMG  Manufacturing  &  Logistics  Inc.  401(k)  plan,  700 South  Battleground
Avenue,  Grover,  North Carolina  28073-9541  (which owned  91,503.164 Class A shares or 14.19% of the Class A shares then outstanding).

Robert N. Milling,  MD FBO Robert N. Milling,  230 Berry Tree Lane,  Columbia,
South Carolina  29223-7457  (which owned 46,027.821 Class A shares or 7.13% of the Class A shares then outstanding).

MCB Trust Services  Trustee for Spar Group Inc.  401(k) plan, 700 17th Street,
Suite 300, Denver,  Colorado 80202-3531 (which owned 63,225.156 Class N shares or 70.10% of the Class N shares then outstanding).

Talaris Systems Inc.  401(k) plan,  P.O. Box 261580,  San Diego, CA 92196-1580
(which  owned  6,865.756  Class N shares or 7.61% of the  Class N shares  then outstanding).

OppenheimerFunds  Capital Accumulation Plan, 200 Clarendon Street, 16th Floor,
Boston,  Massachusetts  02116-5021  (which owned  20,316.522 Class Y shares or
99.51% of the Class Y shares then outstanding).

As of June 24, 2003, the officers and Directors of Main Street Fund, as a group, owned less than 1% of the outstanding shares of Main Street Fund and owned less than 1% of the outstanding shares of any class of shares of Main
Street Fund.

As of June 24, 2003, the only persons who owned of record or were known by the Main Street Fund to own of record 5% or more of any class of the Fund's outstanding shares were as follows:

Merrill Lynch Pierce Fenner & Smith for the sole benefit of its customers,
Attention Fund Administration/ #97FJ0, 4800 Deer Lake Drive East, Third
Floor, Jacksonville, Florida 32246-6484 (which owned 5,528,648.487 Class B shares or 5.22% of the Class B shares then outstanding).

Citigroup Global Markets, Inc., Attention Cindy Tempesta, 7th Floor, 333 West
34th Street, New York, NY 10001-2483 (which owned 5,490,454.431 Class B shares or 5.19% of the Class B shares then outstanding).

Merrill Lynch Pierce Fenner & Smith for the sole benefit of its customers,
Attention Fund Administration /#97C24, 4800 Deer Lake Drive East, Third
Floor, Jacksonville, Florida 32246-6484 (which owned 5,165,015.186 Class C shares or 12.41% of the Class C shares then outstanding).

Citigroup Global Markets, Inc., Attention Cindy Tempesta, 7th Floor, 333 West
34th Street, New York, NY 10001-2483 (which owned 2,640,534.822 Class C shares or 6.34% of the Class C shares then outstanding).

Brian Anderson TR, US Personnel Inc. 401(k) plan, 2300 Valley View Lane,
Suite 300, Irving, Texas 75062-1726 (which owned 182,253.787 Class N shares or 7.06% of the Class N shares then outstanding).

Brian Anderson TR, US Personnel Inc. 401(k) plan, Previous HRC Plan Deposits,
2300 Valley View Lane, Suite 300, Irving, Texas 75062-1726 (which owned
103,688.357 Class N shares or 4.02% of the Class N shares then outstanding).

MassMutual Life Insurance Company Separate Investment Account, Attention:
N225, 1295 State Street, Springfield, Massachusetts, 01111-0001 (which owned
7,574,334.954 Class Y shares or 87.10% of the Class Y shares then outstanding).

By Order of the Board of Trustees

Robert G. Zack, Secretary

June 30, 2003

                        EXHIBITS TO THE COMBINED PROXY
                           STATEMENT AND PROSPECTUS

Exhibit
-------

A     Agreement and Plan of Reorganization between Oppenheimer Trinity Core
      Fund and Oppenheimer Main Street Fund

                                                                     EXHIBIT A

                     AGREEMENT AND PLAN OF REORGANIZATION

          AGREEMENT  AND  PLAN OF  REORGANIZATION  (the  "Agreement")  dated as of
    April 28, 2003 by and between  Oppenheimer  Trinity Core Fund  ("Trinity  Core
    Fund"),  a  Massachusetts  business  trust and  Oppenheimer  Main  Street Fund
    ("Main Street  Fund"),  a series of  Oppenheimer  Main Street  Funds,  Inc., a
    Maryland corporation.

                                 W I T N E S S E T H:

          WHEREAS,  the  parties are each  open-end  investment  companies  of the management type; and

          WHEREAS,  the parties  hereto  desire to provide for the  reorganization pursuant  to  Section  368(a)(1)  of the  Internal  Revenue  Code of 1986,  as
    amended (the  "Code"),  of Trinity Core Fund through the  acquisition  by Main
    Street  Fund of  substantially  all of the  assets  of  Trinity  Core  Fund in exchange  for  Class  A,  Class  B,  Class  C,  Class  N and  Class  Y  shares
    ("shares")  of Main  Street  Fund and the  assumption  by Main  Street Fund of certain  liabilities  of Trinity  Core Fund,  which Class A, Class B, Class C,
    Class N and  Class Y  shares  of Main  Street  Fund are to be  distributed  by
    Trinity  Core Fund pro rata to its  shareholders  in complete  liquidation  of
    Trinity Core Fund and complete cancellation of its shares;

          NOW,   THEREFORE,   in  consideration  of  the  mutual  promises  herein
    contained, the parties hereto agree as follows:

          1.    The  parties  hereto  hereby  adopt  this  Agreement  and  Plan of
    Reorganization  (the  "Agreement")  pursuant to Section  368(a)(1) of the Code as follows:  The  reorganization  will be comprised of the acquisition by Main
    Street  Fund of  substantially  all of the  assets  of  Trinity  Core  Fund in exchange  for Class A,  Class B,  Class C,  Class N and Class Y shares of Main
    Street Fund and the  assumption by Main Street Fund of certain  liabilities of
    Trinity  Core Fund,  followed  by the  distribution  of such Class A, Class B,
    Class  C,  Class N and  Class Y shares  of Main  Street  Fund to the  Class A,
    Class B, Class C,  Class N and Class Y  shareholders  of Trinity  Core Fund in exchange  for their  Class A,  Class B, Class C, Class N and Class Y shares of
    Trinity  Core  Fund,  all  upon and  subject  to the  terms  of the  Agreement hereinafter set forth.

                The  share   transfer   books  of   Trinity   Core  Fund  will  be
    permanently  closed  at the  close  of  business  on the  Valuation  Date  (as hereinafter  defined) and only redemption  requests received in proper form on or prior to the close of business  on the  Valuation  Date shall be  fulfilled by Trinity  Core  Fund;  redemption  requests  received  by Trinity  Core Fund after  that date  shall be  treated  as  requests  for the  redemption  of the shares of Main Street Fund to be  distributed  to the  shareholder in question as provided in Section 5 hereof.

      2.    On the Closing  Date (as  hereinafter  defined),  all of the assets of
    Trinity Core Fund on that date,  excluding a cash reserve (the "cash reserve")
    to be retained  by Trinity  Core Fund  sufficient  in its  discretion  for the
    payment  of  the  expenses  of  Trinity  Core  Fund's   dissolution   and  its
    liabilities,  but not in excess of the amount  contemplated  by  Section  10E, shall be delivered  as provided in Section 8 to Main Street Fund,  in exchange for and against  delivery to Trinity Core Fund on the Closing Date of a number of Class A, Class B, Class C, Class N and Class Y shares of Main Street  Fund, having an  aggregate  net  asset  value  equal to the  value of the  assets of
    Trinity Core Fund so transferred and delivered.

      3.    The net asset  value of Class A,  Class B,  Class C, Class N and Class
    Y shares of Main Street Fund and the value of the assets of Trinity  Core Fund to be  transferred  shall  in  each  case be  determined  as of the  close  of
    business  of  The  New  York  Stock  Exchange  on  the  Valuation   Date.  The
    computation  of the net asset  value of the Class A, Class B, Class C, Class N and Class Y shares of Main  Street  Fund and the  Class A,  Class B,  Class C,
    Class N and Class Y shares of  Trinity  Core Fund  shall be done in the manner used  by  Main  Street  Fund  and  Trinity  Core  Fund,  respectively,  in the computation  of  such  net  asset  value  per  share  as set  forth  in  their respective  prospectuses.  The  methods  used  by  Main  Street  Fund  in such computation  shall be applied to the  valuation  of the assets of Trinity Core
    Fund to be transferred to Main Street Fund.

            Trinity  Core Fund shall  declare  and pay,  immediately  prior to the
    Valuation  Date, a dividend or  dividends  which,  together  with all previous such  dividends,  shall have the effect of distributing to Trinity Core Fund's shareholders all of Trinity Core Fund's investment  company taxable income for taxable years ending on or prior to the Closing Date (computed  without regard to any dividends  paid) and all of its net capital  gain, if any,  realized in taxable years ending on or prior to the Closing Date (after  reduction for any capital loss carry-forward).

      4.    The   closing   (the   "Closing")   shall   be  at  the   offices   of
    OppenheimerFunds,  Inc. (the "Agent"),  6803 South Tucson Way, Centennial,  CO
    80112,  on such time or such place as the parties may designate or as provided below (the  "Closing  Date").  The business day  preceding the Closing Date is herein referred to as the "Valuation Date."

            In the event that on the  Valuation  Date either  party has,  pursuant to the  Investment  Company Act of 1940, as amended (the "Act"),  or any rule, regulation  or order  thereunder,  suspended  the  redemption of its shares or postponed  payment  therefore,  the Closing Date shall be postponed  until the first  business  day  after  the date  when  both  parties  have  ceased  such suspension or postponement;  provided,  however, that if such suspension shall continue  for a period of 60 days beyond the  Valuation  Date,  then the other party to the Agreement  shall be permitted to terminate the Agreement  without liability to either party for such termination.

    5.      In conjunction  with the Closing,  Trinity Core Fund shall  distribute on a pro  rata  basis  to the  shareholders  of  Trinity  Core  Fund as of the
    Valuation  Date  Class A, Class B, Class C, Class N and Class Y shares of Main
    Street Fund  received by Trinity Core Fund on the Closing Date in exchange for the assets of Trinity Core Fund in complete  liquidation of Trinity Core Fund;
    for the purpose of the  distribution by Trinity Core Fund of Class A, Class B,
    Class C,  Class N and  Class Y shares  of Main  Street  Fund to  Trinity  Core
    Fund's  shareholders,  Main Street Fund will promptly cause its transfer agent to:  (a)  credit an  appropriate  number of Class A, Class B, Class C, Class N and Class Y shares of Main  Street  Fund on the books of Main  Street  Fund to each Class A, Class B,  Class C,  Class N and Class Y  shareholder  of Trinity
    Core Fund in accordance with a list (the  "Shareholder  List") of Trinity Core
    Fund  shareholders  received  from  Trinity  Core  Fund;  and (b)  confirm  an appropriate  number of Class A,  Class B,  Class C, Class N and Class Y shares of Main  Street  Fund to each  Class A,  Class B, Class C, Class N and Class Y shareholder  of  Trinity  Core Fund;  certificates  for Class A shares of Main
    Street Fund will be issued upon  written  request of a former  shareholder  of
    Trinity Core Fund but only for whole shares,  with fractional  shares credited to the  name of the  shareholder  on the  books of Main  Street  Fund and only after  any share  certificates  for  Trinity  Core  Fund are  returned  to the transfer agent.

            The Shareholder  List shall  indicate,  as of the close of business on the Valuation  Date, the name and address of each  shareholder of Trinity Core
    Fund,  indicating  his or her  share  balance.  Trinity  Core  Fund  agrees to supply the  Shareholder  List to Main  Street  Fund not later than the Closing
    Date.  Shareholders  of Trinity  Core Fund holding  certificates  representing their shares shall not be required to surrender  their  certificates to anyone in connection with the  reorganization.  After the Closing Date,  however,  it will be necessary for such  shareholders  to surrender  their  certificates in order to redeem,  transfer or pledge the shares of Main Street Fund which they received.

      6.    Within one year after the Closing  Date,  Trinity  Core Fund shall (a)
    either pay or make provision for payment of all of its  liabilities and taxes, and (b) either (i) transfer any  remaining  amount of the cash reserve to Main
    Street Fund, if such  remaining  amount (as reduced by the  estimated  cost of distributing  it to  shareholders)  is not material (as defined below) or (ii)
    distribute such remaining  amount to the  shareholders of Trinity Core Fund on the Valuation  Date.  Such remaining  amount shall be deemed to be material if the amount to be  distributed,  after  deduction of the estimated  expenses of the  distribution,  equals or exceeds one cent per share of Trinity  Core Fund shares outstanding on the Valuation Date.

      7.    Prior to the Closing  Date,  there shall be  coordination  between the parties as to their  respective  portfolios so that,  after the Closing,  Main
    Street Fund will be in  compliance  with all of its  investment  policies  and restrictions.  At the Closing,  Trinity Core Fund shall deliver to Main Street
    Fund two copies of a list setting forth the  securities  then owned by Trinity
    Core Fund.  Promptly  after the Closing,  Trinity Core Fund shall provide Main
    Street  Fund a list  setting  forth the  respective  federal  income tax bases thereof.

      8.    Portfolio  securities  or written  evidence  acceptable to Main Street
    Fund of record  ownership  thereof by The Depository  Trust Company or through the Federal  Reserve  Book Entry  System or any other  depository  approved by
    Trinity  Core Fund  pursuant  to Rule 17f-4 and Rule 17f-5 under the Act shall
    be  endorsed  and  delivered,   or  transferred  by  appropriate  transfer  or
    assignment documents,  by Trinity Core Fund on the Closing Date to Main Street
    Fund, or at its direction,  to its custodian bank, in proper form for transfer in such condition as to constitute  good delivery  thereof in accordance  with the  custom  of  brokers  and  shall be  accompanied  by all  necessary  state transfer  stamps,  if  any.  The  cash  delivered  shall  be in  the  form  of certified  or bank  cashiers'  checks or by bank wire or  intra-bank  transfer payable  to the  order of Main  Street  Fund for the  account  of Main  Street
    Fund.  Class A, Class B,  Class C,  Class N and Class Y shares of Main  Street
    Fund  representing  the number of Class A, Class B, Class C, Class N and Class
    Y shares of Main  Street  Fund being  delivered  against the assets of Trinity
    Core Fund,  registered in the name of Trinity Core Fund,  shall be transferred to Trinity  Core Fund on the Closing  Date.  Such shares  shall  thereupon  be assigned by Trinity Core Fund to its  shareholders  so that the shares of Main
    Street Fund may be distributed as provided in Section 5.

      If, at the  Closing  Date,  Trinity  Core  Fund is  unable to make  delivery under this  Section 8 to Main Street Fund of any of its  portfolio  securities or cash for the reason that any of such  securities  purchased by Trinity Core
    Fund,  or the cash  proceeds of a sale of portfolio  securities,  prior to the
    Closing  Date  have  not yet  been  delivered  to it or  Trinity  Core  Fund's custodian,  then the delivery  requirements  of this Section 8 with respect to said undelivered  securities or cash will be waived and Trinity Core Fund will deliver to Main  Street Fund by or on the  Closing  Date with  respect to said undelivered  securities or cash executed  copies of an agreement or agreements of assignment in a form reasonably  satisfactory to Main Street Fund, together with such  other  documents,  including  a due bill or due bills and  brokers'
    confirmation slips as may reasonably be required by Main Street Fund.

      9.    Main  Street  Fund  shall  not  assume  the  liabilities  (except  for portfolio  securities  purchased  which have not settled  and for  shareholder redemption and dividend checks  outstanding) of Trinity Core Fund, but Trinity
    Core Fund will,  nevertheless,  use its best  efforts to  discharge  all known liabilities,  so far as may be possible,  prior to the Closing Date.  The cost of printing  and mailing  the  proxies and proxy  statements  will be borne by
    Trinity  Core Fund.  Trinity Core Fund and Main Street Fund will bear the cost of their respective tax opinion.  Any documents such as existing  prospectuses or annual  reports  that are  included in that  mailing  will be a cost of the
    Fund issuing the  document.  Any other  out-of-pocket  expenses of Main Street
    Fund and Trinity  Core Fund  associated  with this  reorganization,  including legal,  accounting and transfer agent expenses,  will be borne by Trinity Core
    Fund and Main Street Fund, respectively, in the amounts so incurred by each.

      10.   The  obligations  of Main  Street Fund  hereunder  shall be subject to the following conditions:

      A.    The Board of Trustees of Trinity Core Fund shall have  authorized  the execution of the Agreement,  and the  shareholders  of Trinity Core Fund shall have approved the  Agreement and the  transactions  contemplated  hereby,  and
    Trinity  Core  Fund  shall  have  furnished  to Main  Street  Fund  copies  of resolutions  to  that  effect  certified  by the  Secretary  or the  Assistant
    Secretary of Trinity Core Fund; such  shareholder  approval shall have been by the  affirmative  vote  required  by the  Massachusetts  Law and  its  charter documents  at a meeting for which  proxies  have been  solicited  by the Proxy
    Statement and Prospectus (as hereinafter defined).

      B.    Main  Street  Fund shall  have  received  an  opinion  dated as of the
    Closing  Date from  counsel to  Trinity  Core  Fund,  to the  effect  that (i)
    Trinity Core Fund is a business trust duly organized,  validly existing and in good  standing  under  the  laws  of the  State  of  Massachusetts  with  full corporate  powers to carry on its  business  as then  being  conducted  and to enter into and perform the  Agreement;  and (ii) that all action  necessary to make the Agreement,  according to its terms, valid, binding and enforceable on
    Trinity Core Fund and to authorize  effectively the transactions  contemplated by the Agreement have been taken by Trinity Core Fund.  Massachusetts  counsel may be relied upon for this opinion.

      C.    The  representations  and  warranties  of Trinity Core Fund  contained herein  shall be true and  correct  at and as of the  Closing  Date,  and Main
    Street Fund shall have been furnished with a certificate of the President,  or a  Vice  President,  or  the  Secretary  or  the  Assistant  Secretary  or the
    Treasurer of Trinity Core Fund, dated as of the Closing Date, to that effect.

D.    On the Closing  Date,  Trinity  Core Fund shall have  furnished  to Main
      Street  Fund a  certificate  of the  Treasurer  or  Assistant  Treasurer  of
      Trinity  Core Fund as to the amount of the capital loss  carry-over  and net unrealized  appreciation  or  depreciation,  if any, with respect to Trinity
      Core Fund as of the Closing Date.

E.    The cash  reserve  shall not exceed 10% of the value of the net  assets, nor 30% in value
    of the gross  assets,  of Trinity  Core Fund at the close of  business  on the
    Valuation Date.

F.    A  Registration  Statement  on Form N-14 filed by Main Street Fund under the  Securities  Act of 1933,  as  amended  (the  "1933  Act"),  containing  a preliminary  form of the Proxy  Statement  and  Prospectus,  shall have become effective under the 1933 Act.

      G.    On the Closing  Date,  Main  Street Fund shall have  received a letter of Robert G. Zack or other senior executive officer of OppenheimerFunds,  Inc.
    acceptable  to Main Street  Fund,  stating that nothing has come to his or her attention  which in his or her judgment  would indicate that as of the Closing
    Date there were any  material,  actual or  contingent  liabilities  of Trinity
    Core Fund  arising out of  litigation  brought  against  Trinity  Core Fund or claims asserted  against it, or pending or to the best of his or her knowledge threatened  claims or  litigation  not  reflected in or apparent from the most recent  audited  financial  statements  and footnotes  thereto of Trinity Core
    Fund  delivered  to Main  Street  Fund.  Such  letter  may also  include  such additional  statements  relating to the scope of the review  conducted by such
    person  and  his  or  her   responsibilities   and   liabilities  as  are  not
    unreasonable under the circumstances.

H.    Main  Street  Fund  shall  have  received  an  opinion,  dated as of the
    Closing  Date,  of  Deloitte  &  Touche,  to the same  effect  as the  opinion contemplated by Section 11.E. of the Agreement.

I.    Main  Street  Fund shall have  received at the Closing all of the assets of Trinity Core Fund to be conveyed hereunder,  which assets shall be free and clear  of  all  liens,  encumbrances,  security  interests,  restrictions  and limitations whatsoever.

    11.     The  obligations  of Trinity Core Fund  hereunder  shall be subject to the following conditions:

      A.    The Board of Directors of Main Street Fund shall have  authorized  the execution of the Agreement,  and the transactions  contemplated  thereby,  and
    Main  Street  Fund  shall  have  furnished  to  Trinity  Core  Fund  copies of resolutions  to  that  effect  certified  by the  Secretary  or the  Assistant
    Secretary of Main Street Fund.

      B.    Trinity Core Fund's  shareholders  shall have  approved the  Agreement and the transactions  contemplated  hereby, by an affirmative vote required by
    Massachusetts  Law and its charter  documents and Trinity Core Fund shall have furnished Main Street Fund copies of  resolutions to that effect  certified by the Secretary or an Assistant Secretary of Trinity Core Fund.

      C.    Trinity  Core Fund shall  have  received  an  opinion  dated as of the
    Closing  Date from  counsel to Main Street  Fund,  to the effect that (i) Main
    Street Fund is a  corporation  duly  organized,  validly  existing and in good standing  under the laws of the State of Maryland with full powers to carry on its  business  as then  being  conducted  and to enter  into and  perform  the
    Agreement; (ii) all actions necessary to make the Agreement,  according to its terms,  valid,  binding and enforceable upon Main Street Fund and to authorize effectively the transactions  contemplated by the Agreement have been taken by
    Main  Street  Fund,  and (iii) the  shares  of Main  Street  Fund to be issued hereunder  are  duly  authorized  and  when  issued  will be  validly  issued, fully-paid and  non-assessable.  Maryland  counsel may be relied upon for this opinion.

      D.    The  representations  and  warranties  of Main Street  Fund  contained herein  shall be true and correct at and as of the Closing  Date,  and Trinity
    Core Fund shall have been furnished  with a certificate  of the  President,  a
    Vice  President or the Secretary or the  Assistant  Secretary or the Treasurer
    of the Trust to that effect dated as of the Closing Date.

      E.    Trinity  Core Fund  shall  have  received  an  opinion  of  Deloitte &
    Touche to the effect that the federal tax consequences of the transaction,  if carried out in the manner  outlined in the Agreement  and in  accordance  with
    (i) Trinity Core Fund's  representation  that there is no plan or intention by any Trinity Core Fund  shareholder  who owns 5% or more of Trinity Core Fund's outstanding  shares,  and, to Trinity Core Fund's best knowledge,  there is no
    plan  or   intention  on  the  part  of  the   remaining   Trinity  Core  Fund
    shareholders,  to redeem,  sell,  exchange or otherwise dispose of a number of
    Main Street Fund shares received in the transaction  that would reduce Trinity
    Core Fund  shareholders'  ownership  of Main Street Fund shares to a number of shares  having a value,  as of the Closing Date, of less than 50% of the value of all of the  formerly  outstanding  Trinity  Core Fund shares as of the same date,  and (ii)  the  representation  by each of  Trinity  Core  Fund and Main
    Street Fund that,  as of the Closing  Date,  Trinity Core Fund and Main Street
    Fund  will  qualify  as  regulated  investment  companies  or  will  meet  the diversification  test of  Section  368(a)(2)(F)(ii)  of the  Code,  will be as follows:

1.    The  transactions  contemplated  by  the  Agreement  will  qualify  as a tax-free  "reorganization"  within the  meaning of  Section  368(a)(1)  of the
    Code, and under the regulations promulgated thereunder.

      2.    Trinity  Core Fund and Main Street Fund will each  qualify as a "party to a reorganization" within the meaning of Section 368(b)(2) of the Code.

      3.    No gain or loss will be  recognized  by the  shareholders  of  Trinity
    Core Fund upon the  distribution  of Class A,  Class B,  Class C,  Class N and
    Class Y shares of beneficial  interest in Main Street Fund to the shareholders of Trinity Core Fund pursuant to Section 354 of the Code.

      4.    Under  Section  361(a) of the Code no gain or loss will be  recognized by  Trinity  Core Fund by  reason of the  transfer  of  substantially  all its assets in  exchange  for Class A, Class B, Class C, Class N and Class Y shares of Main Street Fund.

      5.    Under  Section 1032 of the Code no gain or loss will be  recognized by
    Main Street Fund by reason of the  transfer  of  substantially  all of Trinity
    Core  Fund's  assets in  exchange  for Class A,  Class B, Class C, Class N and
    Class Y shares  of Main  Street  Fund and Main  Street  Fund's  assumption  of certain liabilities of Trinity Core Fund.

      6.    The  shareholders  of  Trinity  Core Fund will have the same tax basis and  holding  period  for the Class A,  Class B,  Class C, Class N and Class Y
    shares of Main  Street  Fund that they  receive as they had for  Trinity  Core
    Fund  shares  that they  previously  held,  pursuant  to  Section  358(a)  and
    1223(1), respectively, of the Code.

      7.    The  securities  transferred  by Trinity Core Fund to Main Street Fund will have the same tax basis and  holding  period in the hands of Main  Street
    Fund as they had for  Trinity  Core  Fund,  pursuant  to  Section  362(b)  and
    1223(1), respectively, of the Code.

      F.    The  cash  reserve  shall  not  exceed  10% of the  value  of the  net assets,  nor 30% in value of the gross  assets,  of  Trinity  Core Fund at the close of business on the Valuation Date.

      G.    A  Registration  Statement  on Form  N-14  filed by Main  Street  Fund under the 1933 Act,  containing a preliminary  form of the Proxy Statement and
    Prospectus, shall have become effective under the 1933 Act.

      H.    On the Closing  Date,  Trinity Core Fund shall have  received a letter of Robert G. Zack or other senior executive officer of OppenheimerFunds,  Inc.
    acceptable  to Trinity Core Fund,  stating that nothing has come to his or her attention  which in his or her judgment  would indicate that as of the Closing
    Date there were any material,  actual or contingent liabilities of Main Street
    Fund  arising out of  litigation  brought  against  Main Street Fund or claims asserted  against  it, or  pending  or,  to the best of his or her  knowledge, threatened  claims or  litigation  not  reflected  in or  apparent by the most recent audited financial  statements and footnotes thereto of Main Street Fund delivered to Trinity Core Fund.  Such letter may also include such  additional statements  relating to the scope of the review  conducted  by such person and his or her  responsibilities and liabilities as are not unreasonable under the circumstances.

I.    Trinity  Core Fund  shall  acknowledge  receipt of the Class A, Class B,
    Class C, Class N and Class Y shares of Main Street Fund.

      12.   Trinity Core Fund hereby represents and warrants that:

      A.    The audited  financial  statements of Trinity Core Fund as of July 31,
    2002 and  unaudited  financial  statements  as of January 31, 2003  heretofore furnished to Main Street Fund, present fairly the financial position,  results of  operations,  and  changes in net  assets of  Trinity  Core Fund as of that date, in conformity with generally accepted  accounting  principles applied on a basis  consistent  with the preceding  year;  and that from January 31, 2003 through the date  hereof  there have not been,  and  through the Closing  Date there will not be, any  material  adverse  change in the business or financial condition  of Trinity  Core Fund,  it being agreed that a decrease in the size of Trinity Core Fund due to a diminution in the value of its portfolio  and/or redemption of its shares shall not be considered a material adverse change;

B.    Contingent   upon  approval  of  the  Agreement  and  the   transactions
    contemplated  thereby by Trinity Core Fund's  shareholders,  Trinity Core Fund has  authority  to  transfer  all of the  assets  of  Trinity  Core Fund to be conveyed  hereunder  free  and  clear  of all  liens,  encumbrances,  security interests, restrictions and limitations whatsoever;

C.    The Prospectus,  as amended and supplemented,  contained in Trinity Core
    Fund's  Registration  Statement  under  the 1933  Act,  as  amended,  is true, correct and complete,  conforms to the  requirements  of the 1933 Act and does not  contain  any  untrue  statement  of a  material  fact or omit to  state a material  fact  required  to be  stated  therein  or  necessary  to  make  the statements  therein not misleading.  The Registration  Statement,  as amended, was, as of the date of the filing of the last Post-Effective Amendment,  true, correct and complete,  conformed to the  requirements  of the 1933 Act and did not  contain  any  untrue  statement  of a  material  fact or omit to  state a material  fact  required  to be  stated  therein  or  necessary  to  make  the statements therein not misleading;

      D.    There is no material  contingent  liability  of Trinity  Core Fund and no material claim and no material legal,  administrative  or other proceedings pending or, to the knowledge of Trinity Core Fund,  threatened against Trinity
    Core Fund, not reflected in such Prospectus;

      E.    Except   for  the   Agreement,   there  are  no   material   contracts
    outstanding  to which  Trinity Core Fund is a party other than those  ordinary in the conduct of its business;

      F.    Trinity Core Fund is a  Massachusetts  business trust duly  organized, validly  existing  and in  good  standing  under  the  laws  of the  State  of
    Massachusetts;   and  has  all  necessary  and  material   Federal  and  state
    authorizations  to own all of its assets and to carry on its  business  as now being  conducted;  and Trinity Core Fund that is duly registered under the Act and such  registration  has not been rescinded or revoked and is in full force and effect;

      G.    All Federal  and other tax  returns  and reports of Trinity  Core Fund required by law to be filed have been  filed,  and all federal and other taxes shown due on said returns and reports  have been paid or provision  shall have been made for the payment  thereof and to the best of the knowledge of Trinity
    Core Fund no such return is currently  under audit and no assessment  has been asserted  with respect to such returns and to the extent such tax returns with respect to the taxable  year of Trinity Core Fund ended July 31, 2002 have not been filed,  such  returns  will be filed when  required and the amount of tax shown as due thereon shall be paid when due; and

      H.    Trinity  Core Fund has elected  that Trinity Core Fund be treated as a regulated  investment  company  and,  for each fiscal year of its  operations,
    Trinity  Core Fund has met the  requirements  of  Subchapter M of the Code for qualification  and  treatment  as a regulated  investment  company and Trinity
    Core Fund  intends  to meet such  requirements  with  respect  to its  current taxable year.

13.   Main Street Fund hereby represents and warrants that:

A.    The audited  financial  statements  of Main Street Fund as of August 31,
    2002 and unaudited  financial  statements  as of February 28, 2003  heretofore furnished  to  Trinity  Core Fund,  present  fairly  the  financial  position, results of  operations,  and changes in net assets of Main Street Fund,  as of that  date,  in  conformity  with  generally  accepted  accounting  principles applied on a basis  consistent with the preceding year; and that from February
    28, 2003 through the date hereof there have not been,  and through the Closing
    Date there will not be,  any  material  adverse  changes  in the  business  or financial  condition of Main Street Fund, it being  understood that a decrease in the  size of Main  Street  Fund  due to a  diminution  in the  value of its portfolio  and/or  redemption of its shares shall not be considered a material or adverse change;

B.    The Prospectus,  as amended and  supplemented,  contained in Main Street
    Fund's  Registration  Statement  under  the 1933  Act,  is true,  correct  and complete,  conforms to the  requirements  of the 1933 Act and does not contain any  untrue  statement  of a material  fact or omit to state a  material  fact required to be stated therein or necessary to make the statements  therein not misleading.  The Registration  Statement,  as amended,  was, as of the date of the filing of the last Post-Effective  Amendment,  true, correct and complete, conformed to the  requirements  of the 1933 Act and did not contain any untrue statement of a material  fact or omit to state a material  fact required to be stated therein or necessary to make the statements therein not misleading;

      C.    Except for this Agreement,  there is no material contingent  liability
    of  Main  Street  Fund  and  no   material   claim  and  no  material   legal,
    administrative  or other  proceedings  pending  or, to the  knowledge  of Main
    Street  Fund,  threatened  against  Main Street  Fund,  not  reflected in such
    Prospectus;

      D.    There are no  material  contracts  outstanding  to which  Main  Street
    Fund is a party other than those ordinary in the conduct of its business;

      E.    Main Street Fund is a corporation  duly  organized,  validly  existing and in good  standing  under the laws of the State of  Maryland;  Main  Street
    Fund has all necessary and material  Federal and state  authorizations  to own all its  properties  and  assets  and to carry on its  business  as now  being conducted;  the Class A,  Class B, Class C, Class N and Class Y shares of Main
    Street Fund which it issues to Trinity  Core Fund  pursuant  to the  Agreement will be duly authorized,  validly issued, fully-paid and non-assessable,  will
    conform  to  the   description   thereof   contained  in  Main  Street  Fund's
    Registration  Statement and will be duly registered  under the 1933 Act and in the states  where  registration  is  required;  and Main  Street  Fund is duly registered  under  the Act and  such  registration  has not  been  revoked  or rescinded and is in full force and effect;

      F.    All  Federal  and other tax  returns  and  reports of Main Street Fund required by law to be filed have been  filed,  and all federal and other taxes shown due on said returns and reports  have been paid or provision  shall have been made for the  payment  thereof and to the best of the  knowledge  of Main
    Street Fund,  no such return is currently  under audit and no  assessment  has been  asserted with respect to such returns and to the extent such tax returns with  respect to the taxable  year of Main  Street Fund ended  August 31, 2002 have not been filed,  such returns will be filed when  required and the amount of tax shown as due thereon shall be paid when due;

      G.    Main Street  Fund has elected to be treated as a regulated  investment company and, for each fiscal year of its operations,  Main Street Fund has met the requirements of Subchapter M of the Code for  qualification  and treatment as a regulated  investment  company and Main Street Fund  intends to meet such requirements with respect to its current taxable year;

      H.    Main  Street  Fund has no plan or  intention  (i) to dispose of any of the assets  transferred  by  Trinity  Core  Fund,  other than in the  ordinary course of business,  or (ii) to redeem or reacquire  any of the Class A, Class
    B,  Class C,  Class N and Class Y shares  issued  by it in the  reorganization other than pursuant to valid requests of shareholders; and

      I.    After   consummation   of  the   transactions   contemplated   by  the
    Agreement,   Main   Street  Fund   intends  to  operate  its   business  in  a
    substantially unchanged manner.

      14.   Each  party  hereby  represents  to the other that no broker or finder has been  employed by it with  respect to the  Agreement  or the  transactions contemplated  hereby.  Each party also  represents  and  warrants to the other that the information  concerning it in the Proxy Statement and Prospectus will not as of its date contain any untrue  statement of a material fact or omit to state a fact  necessary  to make the  statements  concerning  it  therein  not misleading  and that the financial  statements  concerning it will present the information  shown fairly in accordance  with  generally  accepted  accounting principles  applied on a basis  consistent with the preceding year. Each party also  represents  and  warrants  to the  other  that the  Agreement  is valid, binding and  enforceable in accordance  with its terms and that the execution, delivery and  performance  of the  Agreement  will not result in any violation of, or be in conflict with, any provision of any charter,  by-laws,  contract, agreement,  judgment, decree or order to which it is subject or to which it is a party.  Main Street Fund hereby  represents  to and  covenants  with Trinity
    Core Fund that,  if the  reorganization  becomes  effective,  Main Street Fund will treat each  shareholder  of Trinity  Core Fund who  received  any of Main
    Street  Fund's  shares as a result of the  reorganization  as having  made the minimum  initial  purchase  of shares of Main  Street  Fund  received  by such shareholder  for the  purpose of making  additional  investments  in shares of
    Main Street  Fund,  regardless  of the value of the shares of Main Street Fund received.

      15.   Main Street Fund agrees that it will  prepare and file a  Registration
    Statement  on Form N-14 under the 1933 Act which shall  contain a  preliminary form of proxy  statement  and  prospectus  contemplated  by Rule 145 under the
    1933 Act. The final form of such proxy  statement  and  prospectus is referred to in the  Agreement  as the  "Proxy  Statement  and  Prospectus."  Each party agrees that it will use its best efforts to have such  Registration  Statement declared  effective  and to supply  such  information  concerning  itself  for inclusion  in the  Proxy  Statement  and  Prospectus  as may be  necessary  or desirable  in this  connection.  Trinity  Core Fund  covenants  and  agrees to liquidate and dissolve as soon as  practicable  to the extent  required  under the laws of the  State of  Massachusetts,  and,  upon  Closing,  to cause  the cancellation of its outstanding shares.

      16.    The  obligations  of the  parties  shall be  subject  to the right of either party to abandon and  terminate  the Agreement for any reason and there shall be no liability for damages or other  recourse  available to a party not so terminating  this Agreement,  provided,  however,  that in the event that a party shall terminate this Agreement  without  reasonable  cause, the party so terminating  shall,  upon demand,  reimburse the party not so terminating  for all expenses,  including reasonable  out-of-pocket  expenses and fees incurred in connection with this Agreement.

      17.   The Agreement may be executed in several  counterparts,  each of which shall be deemed an  original,  but all taken  together  shall  constitute  one
    Agreement.   The  rights  and  obligations  of  each  party  pursuant  to  the
    Agreement shall not be assignable.

      18.   All  prior  or  contemporaneous  agreements  and  representations  are merged into the Agreement,  which  constitutes the entire contract between the parties  hereto.  No  amendment or  modification  hereof shall be of any force and effect  unless in writing  and signed by the parties and no party shall be deemed to have waived any provision  herein for its benefit unless it executes a written acknowledgment of such waiver.

      19.   Trinity  Core Fund  understands  that the  obligations  of Main Street
    Fund under the Agreement are not binding upon any Director or  shareholder  of
    Main  Street Fund  personally,  but bind only Main Street Fund and Main Street
    Fund's property.

      20.   Main Street Fund  understands  that the  obligations  of Trinity  Core
    Fund under the  Agreement are not binding upon any Trustee or  shareholder  of
    Trinity  Core Fund  personally,  but bind only  Trinity  Core Fund and Trinity
    Core Fund's  property.  Main Street Fund  represents that it has notice of the provisions  of the  Declaration  of Trust of  Trinity  Core  Fund  disclaiming shareholder  and trustee  liability  for acts or  obligations  of Trinity Core
    Fund.

      IN WITNESS  WHEREOF,  each of the  parties  has caused the  Agreement  to be executed and attested by its officers  thereunto  duly  authorized on the date first set forth above.

                  OPPENHEIMER TRINITY CORE FUND

                  By:    /s/ Robert G. Zack
                         ------------------
                        Robert G. Zack
                        Secretary

                  OPPENHEIMER  MAIN  STREET  FUNDS,  INC.  For The  Account Of
                  OPPENHEIMER MAIN STREET FUND

                  By:   /s/ Robert G. Zack
                        ------------------
                        Robert G. Zack
                        Secretary

Part B
------

                     STATEMENT OF ADDITIONAL INFORMATION
                      TO PROSPECTUS AND PROXY STATEMENT

                       Acquisition of the Assets of the
                        OPPENHEIMER TRINITY CORE FUND

                     By and in exchange for Shares of the
                        OPPENHEIMER MAIN STREET FUND,
               A SERIES OF OPPENHEIMER MAIN STREET FUNDS, INC.

      This Statement of Additional Information to this Prospectus and Proxy
Statement (the "SAI") relates specifically to the proposed delivery of substantially all of the assets of Oppenheimer Trinity Core Fund ("Trinity
Core Fund") for shares of Oppenheimer Main Street Fund, A Series Of
Oppenheimer Main Street Funds, Inc. ("Main Street Fund").

      This SAI consists of this Cover Page and the following documents [all of which are incorporated by reference to Part B filed with the Pre-Effective
Amendment No. 1 filed on May 15, 2003]: (i) Annual and Semi-Annual Reports dated July 31, 2002 and January 31, 2003, respectively, of Trinity Core Fund;
(ii) the Annual and Semi-Annual Reports dated August 31, 2002 and  February
28, 2003, respectively of Main Street Fund; (iii) the Prospectus of Trinity
Core Fund dated September 24, 2002 as supplemented November 1, 2002; (iv) the
Statement of Additional Information of Trinity Core Fund dated September 24,
2002 as revised October 15, 2002, and as supplemented January 2, 2003 and
March 31, 2003; and (iv) the Statement of Additional Information of Main
Street Fund dated October 23, 2002 as supplemented April 30, 2003.

      This SAI is not a Prospectus; you should read this SAI in conjunction with the Prospectus and Proxy Statement dated June 30, 2003, relating to the above-referenced transaction. You can request a copy of the Prospectus and
Proxy Statement by calling 1.800.708.7780 or by writing OppenheimerFunds
Services at P.O. Box 5270, Denver, Colorado 80217. The date of this SAI is
June 30, 2003.

OPPENHEIMER MAIN STREET GROWTH & INCOME FUND(R)
                    Supplement dated April 30, 2003 to the
                      Prospectus dated October 23, 2002

The Prospectus is changed as follows:

   On February 24, 2003, the Fund's Board of Directors approved changing the name of "Oppenheimer Main Street Growth & Income Fund" to "Oppenheimer
   Main Street Fund" effective April 30, 2003.  References in the Prospectus to Oppenheimer Main Street Growth & Income Fund should be replaced by the new fund name Oppenheimer Main Street Fund.

April 30, 2003                                  PS0700.030

Oppenheimer
Main Street(R)Growth & Income Fund
---------------------------------------------------------------------------------

Prospectus dated October 23, 2002

                                         Oppenheimer Main Street(R)Growth &
                                         Income Fund is a mutual fund that
                                         seeks a high total return.  It
                                         currently invests mainly in common
                                         stocks.

                                         This Prospectus contains important
                                         information about the Fund's
                                         objective, its investment policies,
                                         strategies and risks.  It also
                                         contains important information about
                                         how to buy and sell shares of the Fund
                                         and other account features.  Please
As with all mutual funds, the            read this Prospectus carefully before
Securities and Exchange Commission has   you invest and keep it for future
not approved or disapproved the Fund's   reference about your account.
securities nor has it determined that
this Prospectus is accurate or
complete.  It is a criminal offense to
represent otherwise.
---------------------------------------------------------------------------------
                                                (logo) OppenheimerFunds
                                                The Right Way to Invest

                                      30

CONTENTS

                  A B O U T  T H E  F U N D

                  The Fund's Investment Objective and Strategies

                  Main Risks of Investing in the Fund

                  The Fund's Past Performance

                  Fees and Expenses of the Fund

                  About the Fund's Investments

                  How the Fund is Managed

                  A B O U T  Y O U R  A C C O U N T

                  How to Buy Shares
                  Class A Shares
                  Class B Shares
                  Class C Shares
                  Class N Shares
                  Class Y Shares

                  Special Investor Services
                  AccountLink
                  PhoneLink
                  OppenheimerFunds Internet Website
                  Automatic Withdrawal and Exchange Plans
                  Reinvestment Privilege
                  Retirement Plans

                  How to Sell Shares
                  By Wire
                  By Mail
                  By Telephone

                  How to Exchange Shares

                  Shareholder Account Rules and Policies

                  Dividends, Capital Gains and Taxes

                  Financial Highlights

A B O U T  T H E  F U N D

The Fund's Investment Objective and Strategies

WHAT IS THE FUND'S INVESTMENT OBJECTIVE? The Fund seeks a high total return.

WHAT DOES THE FUND INVEST IN?  The Fund currently invests mainly in common stocks of U.S. companies of different capitalization ranges, presently focusing on large-capitalization issuers.  It also can buy debt securities, such as bonds and debentures, but does not currently emphasize these investments.

HOW DO THE PORTFOLIO MANAGERS DECIDE WHAT SECURITIES TO BUY OR SELL?  In
selecting securities for purchase or sale by the Fund, the Fund's portfolio managers use an investment process that combines quantitative models, fundamental research about particular securities and individual judgment.
While this process and the inter-relationship of the factors used may change over time and its implementation may vary in particular cases, in general the selection process currently involves the use of:

   o  Multi-factor  quantitative  models:  These include a group of "top-down"
      models that analyze  data such as relative  valuations,  relative  price trends,  interest  rates and the shape of the yield  curve.  These  help direct  portfolio  emphasis  by market  capitalization  (small,  mid, or large),  industries,  and value or growth styles. A group of "bottom up"
      models  helps to rank  stocks in a  universe  typically  including  3000 stocks,  selecting stocks for relative attractiveness by analyzing stock and company characteristics.
   o  Fundamental research: The portfolio managers use internal research and analysis by other market analysts, with emphasis on current company news and industry-related events.
   o  Judgment:  The portfolio is then continuously rebalanced by the portfolio managers, using the tools described above.

WHO IS THE FUND DESIGNED FOR?  The Fund is designed primarily for investors seeking total return in their investment over the long term, with the opportunity for some current income.  Those investors should be willing to assume the risks of short-term share price fluctuations that are typical for a moderately aggressive fund focusing mainly on stock investments.  Since the
Fund's income level will fluctuate and will likely be small, it is not designed for investors needing an assured level of current income.  Because of its focus on long-term growth, the Fund may be appropriate for a portion of a retirement plan investment.  The Fund is not a complete investment program.

Main Risks of Investing in the Fund

All investments have risks to some degree.  The Fund's investments are subject to changes in their value from a number of factors described below.
There is also the risk that poor security selection by the Fund's investment
Manager, OppenheimerFunds, Inc., will cause the Fund to underperform other funds having a similar objective.

RISKS OF INVESTING IN STOCKS.  Stocks fluctuate in price, and their short-term volatility at times may be great.  Because the Fund currently invests a substantial portion of its assets in common stocks, the value of the Fund's portfolio will be affected by changes in the stock markets. Market risk will affect the Fund's net asset values per share, which will fluctuate as the values of the Fund's portfolio securities change.

      A variety of factors can affect the price of a particular stock and the prices of individual stocks do not all move in the same direction uniformly or at the same time. Different stock markets may behave differently from each other. In particular, because the Fund currently focuses its stock investments in U.S. issuers, it will be primarily affected by changes in U.S.
stock markets.

      Other factors can affect a particular stock's price, such as poor earnings reports by the issuer, loss of major customers, major litigation against the issuer, or changes in government regulations affecting the issuer or its industry.  The Fund currently invests primarily in securities of large companies, but can also buy securities of small and medium-size companies, which may have more volatile prices than stocks of large companies.

      At times, the Manager may increase the Fund's emphasis of its investments in a particular industry compared to the weighting of that industry in the S&P 500 Index which the Fund uses as a performance benchmark.  To the extent that the Fund increases its emphasis on stocks in a particular industry, its share values may fluctuate in response to events affecting that industry, such as changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry more than others.

HOW RISKY IS THE FUND OVERALL? The risks described above collectively form the overall risk profile of the Fund and can affect the value of the Fund's investments, its investment performance and the prices of its shares.
Particular investments and investment strategies also have risks.  These risks mean that you can lose money by investing in the Fund. When you redeem your shares, they may be worth more or less than what you paid for them.
There is no assurance that the Fund will achieve its investment objective.

      In the short term, the stock markets can be volatile, and the price of the Fund's shares can go up and down. While fixed-income securities have their own risks, and are not currently emphasized by the Fund, they have the potential to help cushion the Fund's total return from changes in stock prices.  In the OppenheimerFunds spectrum, the Fund is generally more conservative than aggressive growth stock funds, but may be more volatile than investment grade bond funds.

------------------------------------------------------------------------------
An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
------------------------------------------------------------------------------

The Fund's Past Performance

The bar chart and table below show one measure of the risks of investing in the Fund, by showing the Fund's performance (for its Class A shares) for the last ten calendar years and by showing how the average annual total returns of the Fund's shares, both before and after taxes, compare to those of a broad-based market index.  The after-tax returns are shown for Class A shares only and are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown, and do not reflect the impact of state or local taxes.  The after-tax returns for the
other classes of shares will vary.   In certain cases, the figure
representing "Return After Taxes on Distributions and Sale of Fund Shares"
may be higher than the other return figures for the same period.  A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.  The after-tax returns are calculated based on certain assumptions mandated by regulation and your actual after-tax returns may differ from those shown, depending on your individual tax situation.  The after-tax returns set forth below are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or IRAs or to institutional investors not subject to tax.  The Fund's past investment performance both before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Annual Total Returns (Class A) (as of 12/31 each year)

[See appendix to prospectus for data in bar chart showing annual total returns]

Sales charges and taxes are not included in the calculations of return in this bar chart, and if those charges and taxes were included, the returns may be less than those shown.  For the period from 1/1/02 through 9/30/02, the cumulative return (not annualized) before taxes for Class A shares was
-22.89%.  During the period shown in the bar chart, the highest return (not annualized) before taxes for a calendar quarter was 27.05% (4th QTR `92) and the lowest return (not annualized) before taxes for a calendar quarter was
-11.49% (3rd QTR `01).

 ------------------------------------------------------------------------------
 Average Annual Total
 Returns for the periods             1 Year         5 Years     10 Years (or
 Ended December 31, 2001                                        Life of
                                                                Class, if
                                                                Less)
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 Class A Shares (inception
 2/3/88)                             -15.61%         7.60%          14.32%
 Return before taxes                 -15.70%         6.06%          12.15%
 Return after taxes on
 distributions                       -9.48%          5.97%          11.37%
 Return after taxes on
 distributions and sale of fund
 shares
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 S&P 500 Index (reflects no          -11.88%        10.70%         12.93%1
 deductions for fees, expenses
 or taxes)
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 Class B Shares (inception           -15.56%         7.76%          11.35%
 10/3/94)
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 Class C Shares (inception           -12.01%         8.06%          10.53%
 12/1/93)
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 Class N Shares (inception            N/A2            N/A            N/A
 3/1/01)
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 Class Y Shares (inception           -10.29%         9.11%          9.69%
 11/1/96)
 ------------------------------------------------------------------------------
1 From 12/31/91.
2  Because this is a new class of shares, return data for the period specified is not available.
The Fund's average annual total returns in the table include the applicable sales charges: for Class A shares, the current maximum initial sales charge of 5.75%; for Class B shares, the contingent deferred sales charges of 5%
(1-year), 2% (5-year); and for Class C shares, the 1% contingent deferred sales charge for the 1-year period. Because Class B shares convert to Class A shares 72 months after purchase, Class B "life-of-class" performance does not include the contingent deferred sales charge and uses Class A performance for the period after conversion. There is no sales charge on Class Y shares. The
Fund's returns measure the performance of a hypothetical account and assume that all dividends and capital gains distributions have been reinvested in additional shares.  The performance of the Fund's Class A shares is compared to the S&P 500 Index, an unmanaged index of equity securities.  Index performance reflects the reinvestment of income but does not consider the effects of transaction costs, fees, expenses or taxes. The Fund may have investments that vary from those in the index.

Fees and Expenses of the Fund

The Fund pays a variety of expenses directly for management of its assets, administration, distribution of its shares and other services.  Those expenses are subtracted from the Fund's assets to calculate the Fund's net asset values per share.  All shareholders therefore pay those expenses indirectly.  Shareholders pay other expenses directly, such as sales charges and account transaction charges.  The following tables are meant to help you understand the fees and expenses you may pay if you buy and hold shares of the Fund.  The numbers below are based on the Fund's expenses during its fiscal year ended August 31, 2002.

Shareholder Fees (charges paid directly from your investment):

-------------------------------------------------------------------------------
                          Class A   Class B    Class C     Class N  Class Y
                           Shares     Shares     Shares    Shares     Shares
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Maximum Sales Charge
(Load) on purchases         5.75%      None       None      None       None
(as % of offering price)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Maximum Deferred Sales
Charge (Load) (as % of
the lower of the            None1      5%2        1%3        1%4       None
original offering price
or redemption proceeds)
-------------------------------------------------------------------------------
1.    A  contingent   deferred  sales  charge  may  apply  to  redemptions  of
   investments  of $1 million or more  ($500,000 for certain  retirement  plan accounts)  of Class A  shares.  See "How Can You Buy  Class A  Shares"  for details.
2.    Applies to  redemptions  in first year after  purchase.  The  contingent deferred  sales charge  declines to 1% in the sixth year and is  eliminated after that.
3.    Applies to shares redeemed within 12 months of purchase.
4.    A contingent  deferred sales charge applies to shares redeemed within 18 months of retirement plan's first purchase.

Annual Fund Operating Expenses (deducted from Fund assets):
(% of average daily net assets)

--------------------------------------------------------------------------------
                           Class A   Class B    Class C     Class N  Class Y
                            Shares     Shares     Shares    Shares     Shares
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Management Fees              0.46%     0.46%      0.46%      0.46%     0.46%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Distribution and/or
Service (12b-1) Fees         0.24%     1.00%      1.00%      0.50%      N/A
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Other Expenses               0.29%     0.29%      0.29%      0.28%     0.46%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Total Annual Operating
Expenses                     0.99%     1.75%      1.75%      1.24%     0.92%
--------------------------------------------------------------------------------
Expenses may vary in future years.  "Other expenses" include transfer agent fees, custodial fees, and accounting and legal expenses that the Fund pays.
The Transfer Agent has voluntarily undertaken to the Fund to limit the transfer agent fees to 0.25% of average daily net assets per fiscal year for
Class Y shares and 0.35% of average daily net assets per fiscal year for all other classes.  That undertaking was effective on January 1, 2001 for Class Y shares and on October 1, 2001 for all other classes of shares. The undertaking was pro-rated for the remainder of the fiscal year ending after that date, and may be amended or withdrawn at any time. After the waiver, the actual "Other Expenses" and "Total Annual Operating Expenses" as percentages of average daily net assets were 0.32% and 0.78%, respectively, for Class Y shares.  For the Fund's fiscal year ended August 31, 2002, the transfer agent fees did not exceed the expense limitation described above for the other classes of shares.  Effective November 1, 2002, the transfer agent will limit its fees to 0.35% of average daily net assets per fiscal year for Class Y shares.  Had that reduced waiver been in effect during the past fiscal year for Class Y shares, the actual "Other Expenses" and "Total Annual Operating
Expenses" as percentages of daily net assets would have been 0.42% and 0.88%, respectively.

EXAMPLES.  The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The examples assume that you invest $10,000 in a class of shares of the Fund for the time periods indicated and reinvest your dividends and distributions.

      The first example assumes that you redeem all of your shares at the end of those periods. The second example assumes that you keep your shares. Both examples also assume that your investment has a 5% return each year and that the class's operating expenses remain the same. Your actual costs may be higher or lower because expenses will vary over time. Based on these assumptions your expenses would be as follows:

If shares are redeemed:        1 Year        3 Years      5 Years     10 Years
---------------------------------------------------------------------------------
Class A Shares                  $670          $872         $1,091      $1,718
---------------------------------------------------------------------------------
Class B Shares                  $678          $851         $1,149      $1,6771
---------------------------------------------------------------------------------
Class C Shares                  $278          $551         $ 949       $2,062
---------------------------------------------------------------------------------
Class N Shares                  $226          $393         $ 681       $1,500
---------------------------------------------------------------------------------
Class Y Shares                  $ 94          $293         $ 509       $1,131
---------------------------------------------------------------------------------
If shares are not redeemed:    1 Year        3 Years      5 Years     10 Years
---------------------------------------------------------------------------------
Class A Shares                  $670          $872         $1,091      $1,718
---------------------------------------------------------------------------------
Class B Shares                  $178          $551         $ 949       $1,6771
---------------------------------------------------------------------------------
Class C Shares                  $178          $551         $ 949       $2,062
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class N Shares                  $126          $393         $ 681       $1,500
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class Y Shares                  $ 94          $293         $ 509       $1,131
---------------------------------------------------------------------------------
In the first example, expenses include the initial sales charge for Class A and the applicable Class B, Class C or Class N contingent deferred sales charges. In the second example, the Class A expenses include the sales charge, but Class B, Class C and Class N expenses do not include the contingent deferred sales charges.
1. Class B expenses for years 7 through 10 are based on Class A expenses, since Class B shares automatically convert to Class A shares after 6 years.

About the Fund's Investments

THE FUND'S PRINCIPAL INVESTMENT POLICIES.  The allocation of the Fund's portfolio among different investments will vary over time based upon the
Manager's evaluation of economic and market trends.  The Fund's portfolio might not always include all of the different types of investments described below.  The Statement of Additional Information contains more detailed information about the Fund's investment policies and risks.

      The Manager tries to reduce risks by carefully researching securities before they are purchased.  The Fund attempts to reduce its exposure to market risks by diversifying its investments, that is, by not holding a substantial amount of stock of any one company and by not investing too great a percentage of the Fund's assets in any one company.  Also, the Fund does not concentrate 25% or more of its investments in any one industry. The share prices of the Fund will change daily based on changes in market prices of securities and market conditions and in response to other economic events.
Additionally, the income the securities pay can change at any time.

Stock Investments.  The Fund currently invests mainly in common stocks.  The
      Fund currently focuses on securities of issuers that have large capitalizations.  Historically their stock prices have tended to be less volatile than securities of smaller issuers.  However, the Fund can buy stocks of issuers in all capitalization ranges.
      "Capitalization" refers to the market value of all of the issuers'
      outstanding common stock.

Portfolio Turnover.  A change in the securities held by the Fund is known as
      "portfolio turnover."  The Fund can engage in active and frequent trading to try to achieve its objective, and may have a high portfolio turnover rate (for example, over 100%).  Increased portfolio turnover creates higher brokerage and transaction costs for the Fund.  If the
      Fund realizes capital gains when it sells its portfolio investments, it must generally pay those gains out to shareholders, increasing their taxable distributions.  The Financial Highlights table at the end of this Prospectus shows the Fund's portfolio turnover rate during prior fiscal years.

CAN THE FUND'S INVESTMENT OBJECTIVE AND POLICIES CHANGE?  The Fund's Board of
Directors can change non-fundamental investment policies without shareholder approval, although significant changes will be described in amendments to this Prospectus.  Fundamental policies cannot be changed without the approval of a majority of the Fund's outstanding voting shares.  The Fund's investment objective is a fundamental policy.  Other investment restrictions that are fundamental policies are listed in the Statement of Additional Information.
An investment policy is not fundamental unless this Prospectus or the
Statement of Additional Information says that it is.

OTHER INVESTMENT STRATEGIES.  To seek its objective, the Fund can also use the investment techniques and strategies described below.  The Fund might not always use all of them.  These techniques have risks, although some are designed to help reduce overall investment or market risks.

Debt Securities.  The mix of equities and debt securities in the Fund's portfolio will vary over time depending on the Manager's judgment about market and economic conditions.  The Fund's investments in debt securities can include securities issued or guaranteed by the U.S.
      government or its agencies and instrumentalities, and foreign and domestic corporate bonds, notes and debentures. They may be selected for their income possibilities, for liquidity and to help cushion fluctuations in the Fund's net asset values.

      The debt securities the Fund buys may be rated by nationally recognized rating organizations such as Moody's Investors Service, Inc. or
      Standard & Poor's Rating Service or they may be unrated securities assigned a comparable rating by the Manager.

o     Interest Rate Risks.  The values of debt securities are subject to change when prevailing interest rates change.  When interest rates fall, the value of already-issued debt securities generally rise.  When interest rates rise, the values of already-issued debt securities generally decline. The magnitude of these fluctuations will often be greater for longer-term debt securities than shorter-term debt securities.  The Fund's share prices can go up or down when interest rates change because of the effect of the changes on the value of the
      Fund's investments in debt securities.

o     Credit Risks.  Debt securities are subject to credit risks.  Credit risk is the risk that the issuer of a security might not make interest and principal payments on the security as they become due.  If the issuer fails to pay interest, the Fund's income might be reduced, and if the issuer fails to repay principal, the value of that security and of the Fund's shares may fall.

o     Special Credit Risks of Lower-Grade Securities. The Fund can invest up to 25% of its total assets in "lower-grade" securities commonly known as "junk bonds."  These are securities rated below "Baa" by Moody's
      Investors Service, Inc. or "BBB" by Standard & Poors Ratings Service or
      having similar ratings by other ratings organizations, or if unrated, assigned a comparable rating by the Manager. However, the Fund currently does not intend to invest more than 10% of its assets in lower-grade securities and cannot invest more than 10% of its total assets in lower-grade securities that are not convertible.

      Debt securities below investment grade, whether rated or unrated, have greater risks than investment-grade securities.  There may be less of a market for them and therefore they may be harder to sell at an acceptable price.  There is a relatively greater possibility that the issuer's earnings may be insufficient to make the payments of interest and principal when due.  These risks mean that the Fund's net asset value per share could be affected by declines in value of these securities.

Risks of Foreign Investing.  The Fund can buy securities of companies or governments in any country, developed or underdeveloped. While there is no limit on the amount of the Fund's assets that may be invested in foreign securities, the Manager does not currently plan to invest significant amounts of the Fund's assets in foreign securities. While foreign securities offer special investment opportunities, there are also special risks, such as the effects of a change in value of a foreign currency against the U.S. dollar, which will result in a change in the U.S. dollar value of securities denominated in that foreign currency.

Other Equity Securities.  Equity securities include common stocks, as well as
      "equity equivalents" such as preferred stocks and securities convertible into common stock.  Preferred stock has a set dividend rate and ranks after bonds and before common stocks in its claim for dividends and on assets if the issuer is liquidated or becomes bankrupt.  The Manager considers some convertible securities to be
      "equity equivalents" because of the conversion feature and in that case their rating has less impact on the investment decision than in the case of debt securities.

Illiquid and Restricted Securities.  Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. A restricted security is one that has a contractual restriction on its resale or which cannot be sold publicly until it is registered under the
      Securities Act of 1933. The Fund will not invest more than 10% of its net assets in illiquid or restricted securities (the Board can increase that limit to 15%).  Certain restricted securities that are eligible for resale to qualified institutional purchasers are not subject to that limit. The Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.

Derivative Investments. The Fund can invest in a number of different kinds of
      "derivative" investments. In general terms, a derivative investment is an investment contract whose value depends on (or is derived from) the value of an underlying asset, interest rate or index. In the broadest sense, options, futures contracts, and other hedging instruments the
      Fund might use may be considered "derivative" investments.  The Fund currently does not use derivatives to a significant degree and is not required to use them in seeking its objective.

      Derivatives have risks. If the issuer of the derivative investment does not pay the amount due, the Fund can lose money on the investment. The underlying security or investment on which a derivative is based, and the derivative itself, may not perform the way the Manager expected it
      to. As a result of these risks the Fund could realize less principal or income from the investment than expected or its hedge might be unsuccessful. As a result, the Fund's share prices could fall.  Certain derivative investments held by the Fund might be illiquid.

   o  Hedging.  The Fund can buy and sell futures contracts, put and call options, forward contracts and options on futures and securities indices. These are all referred to as "hedging instruments."  Some of these strategies would hedge the Fund's portfolio against price fluctuations. Other hedging strategies, such as buying futures and call options, would tend to increase the Fund's exposure to the securities market.

      There are also special risks in particular hedging strategies.  Options trading involves the payment of premiums and can increase portfolio turnover.  If the Manager used a hedging instrument at the wrong time or judged market conditions incorrectly, the strategy could reduce the
      Fund's return.

Temporary Defensive and Interim Investments. In times of unstable adverse market or economic conditions, the Fund can invest up to 100% of its total assets in temporary defensive investments that are inconsistent with the Fund's principal investment strategies. Generally, they would be money market instruments, U.S. government securities, highly-rated commercial paper, or repurchase agreements. The Fund may also hold these types of securities pending the investment of proceeds from the sale of Fund shares or portfolio securities or to meet anticipated redemptions of Fund shares. To the extent the Fund invests defensively in these securities, it may not achieve its investment objective.

How the Fund is Managed

THE MANAGER. The Manager chooses the Fund's investments and handles its day-to-day business.  The Manager carries out its duties, subject to the policies established by the Fund's Board of Directors, under an investment advisory agreement that states the Manager's responsibilities.  The agreement sets the fees the Fund pays to the Manager and describes the expenses that the Fund is responsible to pay to conduct its business.

      The Manager has been an investment advisor since January 1960.  The
Manager and its subsidiaries and controlled affiliates managed more than $120 billion in assets as of September 30, 2002 including other Oppenheimer funds, with more than 7 million shareholder accounts.  The Manager is located at 498
Seventh Avenue, New York, New York 10018.

Portfolio Managers.  The portfolio managers of the Fund are Charles Albers
      and Nikolaos Monoyios.   Mr. Albers is a Vice President of the Fund,
      Senior Vice President of the Manager, and an officer and portfolio manager of other Oppenheimer funds.  Mr. Monoyios is a Vice President of the Fund and of the Manager and an officer and portfolio manager of other Oppenheimer funds.  Prior to joining the Manager in 1998, they were portfolio managers at Guardian Investor Services, the investment management subsidiary of The Guardian Life Insurance Company.

Advisory Fees.  Under the investment advisory agreement, the Fund pays the
      Manager an advisory fee at an annual rate that declines as the Fund's assets grow: 0.65% of the first $200 million of average annual net assets of the Fund, 0.60% of the next $150 million, 0.55% of the next
      $150 million, and 0.45% of average annual net assets in excess of $500 million.  The Fund's management fee for the period ended August 31,
      2002 was 0.46% of average annual net assets for each class of shares.

ABOUT your account

How to Buy Shares

HOW DO YOU BUY SHARES? You can buy shares several ways, as described below.
The Fund's Distributor, OppenheimerFunds Distributor, Inc., may appoint servicing agents to accept purchase (and redemption) orders. The Distributor, in its sole discretion, may reject any purchase order for the Fund's shares.

Buying Shares Through Your Dealer. You can buy shares through any dealer, broker or financial institution that has a sales agreement with the
      Distributor. Your dealer will place your order with the Distributor on your behalf.
Buying Shares Through the Distributor. Complete an OppenheimerFunds New
      Account Application and return it with a check payable to
      "OppenheimerFunds Distributor, Inc." Mail it to P.O. Box 5270, Denver,
      Colorado 80217. If you don't list a dealer on the application, the
      Distributor will act as your agent in buying the shares. However, we recommend that you discuss your investment with a financial advisor before you make a purchase to be sure that the Fund is appropriate for you.
o     Paying by Federal Funds Wire. Shares purchased through the Distributor may be paid for by Federal Funds wire. The minimum investment is
      $2,500. Before sending a wire, call the Distributor's Wire Department at 1.800.225.5677 to notify the Distributor of the wire and to receive further instructions.
o     Buying Shares Through OppenheimerFunds AccountLink. With AccountLink,
      you pay for shares by electronic funds transfers from your bank account. Shares are purchased for your account by a transfer of money from your bank account through the Automated Clearing House (ACH)
      system. You can provide those instructions automatically, under an
      Asset Builder Plan, described below, or by telephone instructions using
      OppenheimerFunds PhoneLink, also described below. Please refer to
      "AccountLink," below for more details.
o     Buying Shares Through Asset Builder Plans. You may purchase shares of the Fund automatically each month from your account at a bank or other financial institution under an Asset Builder Plan with AccountLink.
      Details are in the Asset Builder Application and the Statement of
      Additional Information.

HOW MUCH MUST YOU INVEST? You can buy Fund shares with a minimum initial investment of $1,000 and make additional investments at any time with as little as $25 (effective November 1, 2002, the additional purchase amount is
$50). There are reduced minimum investments under special investment plans.
o     With Asset Builder Plans, 403(b) plans, Automatic Exchange Plans and military allotment plans, you can make initial and subsequent investments for as little as $25. The minimum additional investment in any such plan accounts established on or after November 1, 2002 is $50.
      The minimum additional investment to such plan accounts that were established prior to November 1, 2002 will remain $25. To establish a new Asset Builder Plan account on or after November 1, 2002, you must first invest at least $500.
o     Under retirement plans, such as IRAs, pension and profit-sharing plans and 401(k) plans, you can start your account with as little as $250. If your IRA is started as an Asset Builder Plan, the $25 minimum applies.
      Additional purchases may be for as little as $25. To establish any type of IRA account on or after November 1, 2002, the minimum investment is
      $500. The minimum additional investment to any type of IRA account after November 1, 2002 is $50.
o     The minimum investment requirement does not apply to reinvesting dividends from the Fund or other Oppenheimer funds (a list of them appears in the Statement of Additional Information, or you can ask your dealer or call the Transfer Agent), or reinvesting distributions from unit investment trusts that have made arrangements with the
      Distributor.

AT WHAT PRICE ARE SHARES SOLD? Shares are sold at their offering price which is the net asset value per share plus any initial sales charge that applies.
The offering price that applies to a purchase order is based on the next calculation of the net asset value per share that is made after the
Distributor receives the purchase order at its offices in Colorado, or after any agent appointed by the Distributor receives the order.

Net Asset Value. The Fund calculates the net asset value of each class of shares as of the close of The New York Stock Exchange, on each day the
      Exchange is open for trading (referred to in this Prospectus as a
      "regular business day"). The Exchange normally closes at 4:00 P.M.,
      Eastern time, but may close earlier on some days. All references to time in this Prospectus mean "Eastern time."

      The net asset value per share is determined by dividing the value of the Fund's net assets attributable to a class by the number of shares of that class that are outstanding. To determine net asset value, the
      Fund's Board of Directors has established procedures to value the
      Fund's securities, in general, based on market value. The Board has adopted special procedures for valuing illiquid and restricted securities and obligations for which market values cannot be readily obtained.  Because some foreign securities trade in markets and on exchanges that operate on weekends and U.S. holidays, the values of some of the Fund's foreign investments may change on days when investors cannot buy or redeem Fund shares.

      If, after the close of the principal market on which a security held by the Fund is traded, and before the time the Fund's securities are priced that day, an event occurs that the Manager deems likely to cause a material change in the value of such security, the Fund's Board of
      Directors has authorized the Manager, subject to the Board's review, to ascertain a fair value for such security.  A security's valuation may differ depending on the method used for determining value.

The Offering Price. To receive the offering price for a particular day, in most cases the Distributor or its designated agent must receive your order by the time of day The New York Stock Exchange closes that day.
      If your order is received on a day when the Exchange is closed or after it has closed, the order will receive the next offering price that is determined after your order is received.

Buying Through a Dealer. If you buy shares through a dealer, your dealer must receive the order by the close of The New York Stock Exchange and transmit it to the Distributor so that it is received before the
      Distributor's close of business on a regular business day (normally
      5:00 P.M.) to receive that day's offering price, unless your dealer has made alternative arrangements with the Distributor.  Otherwise, the order will receive the next offering price that is determined.

------------------------------------------------------------------------------
WHAT CLASSES OF SHARES DOES THE FUND OFFER? The Fund offers investors five different classes of shares. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and will likely have different share prices. When you buy shares, be sure to specify the class of shares. If you do not choose a class, your investment will be made in Class A shares.
------------------------------------------------------------------------------
------------------------------------------------------------------------------

------------------------------------------------------------------------------
------------------------------------------------------------------------------
Class A Shares. If you buy Class A shares, you pay an initial sales charge
      (on investments up to $1 million for regular accounts or lesser amounts for certain retirement plans). The amount of that sales charge will vary depending on the amount you invest. The sales charge rates are listed in "How Can You Buy Class A Shares?" below.
------------------------------------------------------------------------------
Class B Shares. If you buy Class B shares, you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge.
      If you sell your shares within six years of buying them, you will normally pay a contingent deferred sales charge. That contingent deferred sales charge varies depending on how long you own your shares, as described in "How Can You Buy Class B Shares?" below.
------------------------------------------------------------------------------
Class C Shares. If you buy Class C shares, you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge.
      If you sell your shares within 12 months of buying them, you will normally pay a contingent deferred sales charge of 1.0%, as described in "How Can You Buy Class C Shares?" below.
------------------------------------------------------------------------------
Class N Shares. If you buy Class N shares (available only through certain retirement plans), you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge. If you sell your shares within 18 months of the retirement plan's first purchase of
      Class N shares, you may pay a contingent deferred sales charge of 1.0%, as described in "How Can You Buy Class N Shares?" below.
Class Y Shares. Class Y shares are offered only to certain institutional investors that have special agreements with the Distributor.

WHICH CLASS OF SHARES SHOULD YOU CHOOSE? Once you decide that the Fund is an appropriate investment for you, the decision as to which class of shares is best suited to your needs depends on a number of factors that you should discuss with your financial advisor. Some factors to consider are how much you plan to invest and how long you plan to hold your investment. If your goals and objectives change over time and you plan to purchase additional shares, you should re-evaluate those factors to see if you should consider another class of shares. The Fund's operating costs that apply to a class of shares and the effect of the different types of sales charges on your investment will vary your investment results over time.

      The discussion below is not intended to be investment advice or a recommendation, because each investor's financial considerations are different. The discussion below assumes that you will purchase only one class of shares and not a combination of shares of different classes. Of course, these examples are based on approximations of the effects of current sales charges and expenses projected over time, and do not detail all of the considerations in selecting a class of shares. You should analyze your options carefully with your financial advisor before making that choice.

How Long Do You Expect to Hold Your Investment? While future financial needs cannot be predicted with certainty, knowing how long you expect to hold your investment will assist you in selecting the appropriate class of shares. Because of the effect of class-based expenses, your choice will also depend on how much you plan to invest. For example, the reduced sales charges available for larger purchases of Class A shares may, over time, offset the effect of paying an initial sales charge on your investment, compared to the effect over time of higher class-based expenses on shares of Class B, Class C or Class N. For retirement plans that qualify to purchase Class N shares, Class N shares will generally be more advantageous than Class B and Class C shares.

   o  Investing for the Shorter Term. While the Fund is meant to be a long-term investment, if you have a relatively short-term investment horizon (that is, you plan to hold your shares for not more than six years), you should probably consider purchasing Class A or Class C shares rather than Class B shares. That is because of the effect of the
      Class B contingent deferred sales charge if you redeem within six years, as well as the effect of the Class B asset-based sales charge on the investment return for that class in the short-term. Class C shares might be the appropriate choice (especially for investments of less than $100,000), because there is no initial sales charge on Class C shares, and the contingent deferred sales charge does not apply to amounts you sell after holding them one year.

      However, if you plan to invest more than $100,000 for the shorter term, then as your investment horizon increases toward six years, Class C shares might not be as advantageous as Class A shares. That is because the annual asset-based sales charge on Class C shares will have a greater impact on your account over the longer term than the reduced front-end sales charge available for larger purchases of Class A shares.

      And for non-retirement plan investors who invest $1 million or more, in most cases Class A shares will be the most advantageous choice, no matter how long you intend to hold your shares. For that reason, the
      Distributor normally will not accept purchase orders of $500,000 or more of Class B shares or $1 million or more of Class C shares from a single investor.

o     Investing for the Longer Term. If you are investing less than $100,000 for the longer-term, for example for retirement, and do not expect to need access to your money for seven years or more, Class B shares may be appropriate.

Are There Differences in Account Features That Matter to You? Some account features may not be available to Class B, Class C  and Class N shareholders. Other features may not be advisable (because of the effect of the contingent deferred sales charge) for Class B, Class C and Class N shareholders. Therefore, you should carefully review how you plan to use your investment account before deciding which class of shares to buy.

      Additionally, the dividends payable to Class B, Class C  and Class N shareholders will be reduced by the additional expenses borne by those classes that are not borne by Class A or Class Y shares, such as the
      Class B, Class C and Class N asset-based sales charge described below and in the Statement of Additional Information. Share certificates are only available for Class A shares. If you are considering using your shares as collateral for a loan, that may be a factor to consider.

How Do Share Classes Affect Payments to Your Broker? A financial advisor may receive different compensation for selling one class of shares than for selling another class. It is important to remember that Class B, Class
      C and Class N contingent deferred sales charges and asset-based sales charges have the same purpose as the front-end sales charge on sales of
      Class A shares: to compensate the Distributor for concessions and expenses it pays to dealers and financial institutions for selling shares. The Distributor may pay additional compensation from its own resources to securities dealers or financial institutions based upon the value of shares of the Fund owned by the dealer or financial institution for its own account or for its customers.

SPECIAL SALES CHARGE ARRANGEMENTS AND WAIVERS. Appendix C to the Statement of
Additional Information details the conditions for the waiver of sales charges that apply in certain cases, and the special sales charge rates that apply to purchases of shares of the Fund by certain groups, or under specified retirement plan arrangements or in other special types of transactions. To receive a waiver or special sales charge rate, you must advise the
Distributor when purchasing shares or the Transfer Agent when redeeming shares that the special conditions apply.

HOW CAN YOU BUY CLASS A SHARES? Class A shares are sold at their offering price, which is normally net asset value plus an initial sales charge.
However, in some cases, described below, purchases are not subject to an initial sales charge, and the offering price will be the net asset value. In other cases, reduced sales charges may be available, as described below or in the Statement of Additional Information. Out of the amount you invest, the
Fund receives the net asset value to invest for your account.

      The sales charge varies depending on the amount of your purchase. A portion of the sales charge may be retained by the Distributor or allocated to your dealer as a concession. The Distributor reserves the right to reallow the entire concession to dealers. The current sales charge rates and concessions paid to dealers and brokers are as follows:

 ------------------------------------------------------------------------------
 Amount of Purchase       Front-End Sales  Front-End Sales   Concession As
                                           Charge As a
                          Charge As a      Percentage of
                          Percentage of    Net               Percentage of
                          Offering Price   Amount Invested   Offering Price
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 Less than $25,000             5.75%             6.10%             4.75%
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 $25,000 or more but           5.50%             5.82%             4.75%
 less than $50,000
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 $50,000 or more but           4.75%             4.99%             4.00%
 less than $100,000
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 $100,000 or more but          3.75%             3.90%             3.00%
 less than $250,000
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 $250,000 or more but          2.50%             2.56%             2.00%
 less than $500,000
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 $500,000 or more but          2.00%             2.04%             1.60%
 less than $1 million
 ------------------------------------------------------------------------------

Can You Reduce Class A Sales Charges? You may be eligible to buy Class A shares at reduced sales charge rates under the Fund's "Right of
      Accumulation" or a Letter of Intent, as described in "Reduced Sales
      Charges" in the Statement of Additional Information.

Class A Contingent Deferred Sales Charge. There is no initial sales charge on purchases of Class A shares of any one or more of the Oppenheimer funds aggregating $1 million or more, or for certain purchases by particular types of retirement plans that were permitted to purchase such shares prior to March 1, 2001 ("grandfathered retirement accounts").
      Retirement plans are not permitted to make initial purchases of Class A shares subject to a contingent deferred sales charge. The Distributor pays dealers of record concessions in an amount equal to 1.0% of purchases of $1 million or more other than by grandfathered retirement accounts. For grandfathered retirement accounts, the concession is
      0.75% of the first $2.5 million of purchases plus 0.25% of purchases in excess of $2.5 million. In either case, the concession will not be paid on purchases of shares by exchange or that were previously subject to a front-end sales charge and dealer concession.

      If you redeem any of those shares within an 18-month "holding period"
      measured from the beginning of the calendar month of their purchase, a contingent deferred sales charge (called the "Class A contingent deferred sales charge") may be deducted from the redemption proceeds.
      That sales charge will be equal to 1.0% of the lesser of:
o     the aggregate net asset value of the redeemed shares at the time of redemption (excluding shares purchased by reinvestment of dividends or capital gain distributions) or
o     the original net asset value of the redeemed shares.

      The Class A contingent deferred sales charge will not exceed the aggregate amount of the concessions the Distributor paid to your dealer on all purchases of Class A shares of all Oppenheimer funds you made that were subject to the Class A contingent deferred sales charge.

Purchases by Certain Retirement Plans. There is no initial sales charge on purchases of Class A shares of any one or more Oppenheimer funds by retirement plans that have $10 million or more in plan assets and that have entered into a special agreement with the Distributor and by retirement plans which are part of a retirement plan product or platform offered by certain banks, broker-dealers, financial advisors, insurance companies or recordkeepers which have entered into a special agreement with the Distributor. The Distributor currently pays dealers of record concessions in an amount equal to 0.25% of the purchase price of Class A shares by those retirement plans from its own resources at the time of sale, subject to certain exceptions as described in the
      Statement of Additional Information. There is no contingent deferred sales charge upon the redemption of such shares.

HOW CAN YOU BUY CLASS B SHARES? Class B shares are sold at net asset value per share without an initial sales charge. However, if Class B shares are redeemed within six years from the beginning of the calendar month of their purchase, a contingent deferred sales charge will be deducted from the redemption proceeds. The Class B contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class B shares.

      The amount of the contingent deferred sales charge will depend on the number of years since you invested and the dollar amount being redeemed, according to the following schedule for the Class B contingent deferred sales charge holding period:

-------------------------------------------------------------------------------
Years Since Beginning of Month in       Contingent Deferred Sales Charge on
Which Purchase Order was Accepted       Redemptions in That Year
                                        (As % of Amount Subject to Charge)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
0 - 1                                   5.0%
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1 - 2                                   4.0%
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2 - 3                                   3.0%
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3 - 4                                   3.0%
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4 - 5                                   2.0%
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5 - 6                                   1.0%
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More than 6                             None
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In the table,  a "year" is a  12-month  period.  In  applying  the  contingent deferred  sales charge,  all purchases are considered to have been made on the first regular business day of the month in which the purchase was made.

Automatic Conversion of Class B Shares. Class B shares automatically convert to Class A shares 72 months after you purchase them. This conversion feature relieves Class B shareholders of the asset-based sales charge that applies to Class B shares under the Class B Distribution and
      Service Plan, described below. The conversion is based on the relative net asset value of the two classes, and no sales load or other charge is imposed. When any Class B shares that you hold convert, any other
      Class B shares that were acquired by reinvesting dividends and distributions on the converted shares will also convert to Class A shares. For further information on the conversion feature and its tax implications, see "Class B Conversion" in the Statement of Additional
      Information.

How Can you Buy Class C Shares? Class C shares are sold at net asset value per share without an initial sales charge. However, if Class C shares are redeemed within a holding period of 12 months from the beginning of the calendar month of their purchase, a contingent deferred sales charge of 1.0%
will be deducted from the redemption proceeds. The Class C contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class C shares.

HOW CAN YOU BUY CLASS N SHARES? Class N shares are offered for sale to retirement plans (including IRAs and 403(b) plans) that purchase $500,000 or more of Class N shares of one or more Oppenheimer funds or to group retirement plans (which do not include IRAs and 403(b) plans) that have assets of $500,000 or more or 100 or more eligible participants. See
"Availability of Class N shares" in the Statement of Additional Information for other circumstances where Class N shares are available for purchase.

      A contingent deferred sales charge of 1.0% will be imposed upon the redemption of Class N shares, if:
o     The group retirement plan is terminated or Class N shares of all
      Oppenheimer funds are terminated as an investment option of the plan and Class N shares are redeemed within 18 months after the plan's first purchase of Class N shares of any Oppenheimer fund, or
o     With respect to an IRA or 403(b) plan, Class N shares are redeemed within 18 months of the plan's first purchase of Class N shares of any
      Oppenheimer fund.

      Retirement plans that offer Class N shares may impose charges on plan participant accounts. The procedures for buying, selling, exchanging and transferring the Fund's other classes of shares (other than the time those orders must be received by the Distributor or Transfer Agent in Colorado) and
the special account features applicable to purchasers of those other classes of shares described elsewhere in this prospectus do not apply to Class N shares offered through a group retirement plan. Instructions for buying, selling, exchanging or transferring Class N shares offered through a group retirement plan must be submitted by the plan, not by plan participants for whose benefit the shares are held.

Who Can Buy Class Y Shares? Class Y shares are sold at net asset value per share without a sales charge directly to institutional investors that have special agreements with the Distributor for this purpose. They may include insurance companies, registered investment companies and employee benefit plans. Individual investors cannot buy Class Y shares directly.

      An institutional investor that buys Class Y shares for its customers'
accounts may impose charges on those accounts. The procedures for buying, selling, exchanging and transferring the Fund's other classes of shares
(other than the time those orders must be received by the Distributor or
Transfer Agent at their Colorado office) and the special account features available to investors buying those other classes of shares do not apply to
Class Y shares. Instructions for buying, selling, exchanging or transferring
Class Y shares must be submitted by the institutional investor, not by its customers for whose benefit the shares are held.

DISTRIBUTION AND SERVICE (12b-1) PLANS.

Service Plan for Class A Shares. The Fund has adopted a Service Plan for
      Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to
      0.25% of the average annual net assets of Class A shares of the Fund.
      The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal service and maintenance of accounts of their customers that hold Class A shares. With respect to Class A shares subject to a Class
      A contingent deferred sales charge purchased by grandfathered retirement accounts, the Distributor pays the 0.25% service fee to dealers in advance for the first year after the shares are sold by the dealer. After the shares have been held for a year, the Distributor pays the service fee to dealers on a quarterly basis.

Distribution and Service Plans for Class B, Class C and Class N Shares. The
      Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to pay the Distributor for its services and costs in distributing Class B, Class C and Class N shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and
      0.25% on Class N shares. The Distributor also receives a service fee of
      0.25% per year under the Class B, Class C and Class N plans.

      The asset-based sales charge and service fees increase Class B and
      Class C expenses by 1.0% and increase Class N expenses by 0.50% of the net assets per year of the respective class. Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

      The Distributor uses the service fees to compensate dealers for providing personal services for accounts that hold Class B, Class C or
      Class N shares. The Distributor pays the 0.25% service fees to dealers in advance for the first year after the shares are sold by the dealer.
      After the shares have been held for a year, the Distributor pays the service fees to dealers on a quarterly basis. The Distributor retains the service fees for accounts for which it renders the required personal services.

      The Distributor currently pays a sales concession of 3.75% of the purchase price of Class B shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of
      Class B shares is therefore 4.00% of the purchase price. The
      Distributor retains the Class B asset-based sales charge.  See the
      Statement of Additional Information for exceptions.

      The Distributor currently pays a sales concession of 0.75% of the purchase price of Class C shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of
      Class C shares is therefore 1.0% of the purchase price. The Distributor pays the asset-based sales charge as an ongoing concession to the dealer on Class C shares that have been outstanding for a year or more.
      See the Statement of Additional Information for exceptions.

      The Distributor currently pays a sales concession of 0.75% of the purchase price of Class N shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of
      Class N shares is therefore 1.0% of the purchase price. The Distributor retains the asset-based sales charge on Class N shares. See the
      Statement of Additional Information for exceptions.

Special Investor Services

ACCOUNTLINK. You can use our AccountLink feature to link your Fund account with an account at a U.S. bank or other financial institution. It must be an
Automated Clearing House (ACH) member. AccountLink lets you:
    o transmit funds electronically to purchase shares by telephone (through a service representative or by PhoneLink) or automatically under Asset
      Builder Plans, or
    o have the Transfer Agent send redemption proceeds or transmit dividends and distributions directly to your bank account. Please call the
      Transfer Agent for more information.

      You may purchase shares by telephone only after your account has been established. To purchase shares in amounts up to $250,000 through a telephone representative, call the Distributor at 1.800.225.5677. The purchase payment will be debited from your bank account.

      AccountLink privileges should be requested on your Application or your dealer's settlement instructions if you buy your shares through a dealer.
After your account is established, you can request AccountLink privileges by sending signature-guaranteed instructions and proper documentation to the
Transfer Agent. AccountLink privileges will apply to each shareholder listed in the registration on your account as well as to your dealer representative of record unless and until the Transfer Agent receives written instructions terminating or changing those privileges. After you establish AccountLink for your account, any change of bank account information must be made by signature-guaranteed instructions to the Transfer Agent signed by all shareholders who own the account.

PHONELINK. PhoneLink is the OppenheimerFunds automated telephone system that enables shareholders to perform a number of account transactions automatically using a touch-tone phone. PhoneLink may be used on already-established Fund accounts after you obtain a Personal Identification
Number (PIN), by calling the PhoneLink number, 1.800.225.5677.
Purchasing Shares. You may purchase shares in amounts up to $100,000 by phone, by calling 1.800.225.5677. You must have established AccountLink privileges to link your bank account with the Fund to pay for these purchases.
Exchanging Shares. With the OppenheimerFunds Exchange Privilege, described below, you can exchange shares automatically by phone from your Fund account to another OppenheimerFunds account you have already established by calling the special PhoneLink number.
Selling Shares. You can redeem shares by telephone automatically by calling the PhoneLink number and the Fund will send the proceeds directly to your AccountLink bank account. Please refer to "How to Sell Shares,"
      below for details.

CAN YOU SUBMIT TRANSACTION REQUESTS BY FAX? You may send requests for certain types of account transactions to the Transfer Agent by fax (telecopier).
Please call 1.800.225.5677 for information about which transactions may be handled this way. Transaction requests submitted by fax are subject to the same rules and restrictions as written and telephone requests described in this Prospectus.

OPPENHEIMERFUNDS INTERNET WEBSITE. You can obtain information about the Fund, as well as your account balance, on the OppenheimerFunds Internet website, at
WWW.OPPENHEIMERFUNDS.COM. Additionally, shareholders listed in the account registration (and the dealer of record) may request certain account transactions through a special section of that website. To perform account transactions or obtain account information online, you must first obtain a user I.D. and password on that website. If you do not want to have Internet account transaction capability for your account, please call the Transfer
Agent at 1.800.225.5677. At times, the website may be inaccessible or its transaction features may be unavailable.

AUTOMATIC WITHDRAWAL AND EXCHANGE PLANS. The Fund has several plans that enable you to sell shares automatically or exchange them to another
OppenheimerFunds account on a regular basis. Please call the Transfer Agent or consult the Statement of Additional Information for details.

REINVESTMENT PRIVILEGE.  If you redeem some or all of your Class A or Class B shares of the Fund, you have up to six months to reinvest all or part of the redemption proceeds in Class A shares of the Fund or other Oppenheimer funds without paying a sales charge. This privilege applies only to Class A shares that you purchased subject to an initial sales charge and to Class A or Class
B shares on which you paid a contingent deferred sales charge when you redeemed them. This privilege does not apply to Class C, Class N or Class Y shares. You must be sure to ask the Distributor for this privilege when you send your payment.

RETIREMENT PLANS. You may buy shares of the Fund for your retirement plan account. If you participate in a plan sponsored by your employer, the plan trustee or administrator must buy the shares for your plan account. The
Distributor also offers a number of different retirement plans that individuals and employers can use:
Individual Retirement Accounts (IRAs). These include regular IRAs, Roth IRAs,
      SIMPLE IRAs and rollover IRAs.
SEP-IRAs. These are Simplified Employee Pension Plan IRAs for small business owners or self-employed individuals.
403(b)(7) Custodial Plans. These are tax-deferred plans for employees of eligible tax-exempt organizations, such as schools, hospitals and charitable organizations.
401(k) Plans. These are special retirement plans for businesses.
Pension and Profit-Sharing Plans. These plans are designed for businesses and self-employed individuals.
      Please call the Distributor for OppenheimerFunds retirement plan documents, which include applications and important plan information.

How to Sell Shares

You can sell (redeem) some or all of your shares on any regular business day.
Your shares will be sold at the next net asset value calculated after your order is received in proper form (which means that it must comply with the procedures described below) and is accepted by the Transfer Agent. The Fund lets you sell your shares by writing a letter, by wire, or by telephone. You can also set up Automatic Withdrawal Plans to redeem shares on a regular basis. If you have questions about any of these procedures, and especially if you are redeeming shares in a special situation, such as due to the death of the owner or from a retirement plan account, please call the Transfer Agent first, at 1.800.225.5677, for assistance.

Certain Requests Require a Signature Guarantee. To protect you and the Fund from fraud, the following redemption requests must be in writing and must include a signature guarantee (although there may be other situations that also require a signature guarantee):
   o  You wish to redeem more than $100,000 and receive a check
   o  The redemption check is not payable to all shareholders listed on the account statement
   o  The redemption check is not sent to the address of record on your account statement
   o  Shares are being transferred to a Fund account with a different owner or name
   o  Shares are being redeemed by someone (such as an Executor) other than the owners

Where Can You Have Your Signature Guaranteed? The Transfer Agent will accept a guarantee of your signature by a number of financial institutions, including:
o     a U.S. bank, trust company, credit union or savings association,
o     a foreign bank that has a U.S. correspondent bank,
o     a U.S. registered dealer or broker in securities, municipal securities or government securities, or
o     a U.S. national securities exchange, a registered securities association or a clearing agency.
      If you are signing on behalf of a corporation, partnership or other business or as a fiduciary, you must also include your title in the signature.

Retirement Plan Accounts. There are special procedures to sell shares in an
      OppenheimerFunds retirement plan account. Call the Transfer Agent for a distribution request form. Special income tax withholding requirements apply to distributions from retirement plans. You must submit a withholding form with your redemption request to avoid delay in getting your money and if you do not want tax withheld. If your employer holds your retirement plan account for you in the name of the plan, you must ask the plan trustee or administrator to request the sale of the Fund shares in your plan account.

Sending Redemption Proceeds by Wire. While the Fund normally sends your money by check, you can arrange to have the proceeds of shares you sell sent by Federal Funds wire to a bank account you designate. It must be a commercial bank that is a member of the Federal Reserve wire system.
      The minimum redemption you can have sent by wire is $2,500. There is a
      $10 fee for each request. To find out how to set up this feature on your account or to arrange a wire, call the Transfer Agent at
      1.800.225.5677.

HOW DO you SELL SHARES BY MAIL? Write a letter of instruction that includes:
   o  Your name
   o  The Fund's name
   o  Your Fund account number (from your account statement)
   o  The dollar amount or number of shares to be redeemed
   o  Any special payment instructions
   o  Any share certificates for the shares you are selling
   o  The signatures of all registered owners exactly as the account is registered, and
   o  Any special documents requested by the Transfer Agent to assure proper authorization of the person asking to sell the shares.

Use the following address for            Send courier or express mail
Requests by mail:                        requests to:
OppenheimerFunds Services                OppenheimerFunds Services
P.O. Box 5270                            10200 E. Girard Avenue, Building D
Denver, Colorado 80217                   Denver, Colorado 80231

HOW DO you SELL SHARES BY TELEPHONE? You and your dealer representative of record may also sell your shares by telephone. To receive the redemption price calculated on a particular regular business day, your call must be received by the Transfer Agent by the close of The New York Stock Exchange that day, which is normally 4:00 P.M., but may be earlier on some days. You may not redeem shares held in an OppenheimerFunds retirement plan account or under a share certificate by telephone.
   o  To redeem shares through a service representative or automatically on
      PhoneLink, call 1.800.225.5677.
      Whichever method you use, you may have a check sent to the address on the account statement, or, if you have linked your Fund account to your bank account on AccountLink, you may have the proceeds sent to that bank account.

Are There Limits on Amounts Redeemed by Telephone?
Telephone Redemptions Paid by Check. Up to $100,000 may be redeemed by telephone in any seven-day period. The check must be payable to all owners of record of the shares and must be sent to the address on the account statement. This service is not available within 30 days of changing the address on an account.

Telephone Redemptions Through AccountLink or by Wire. There are no dollar limits on telephone redemption proceeds sent to a bank account designated when you establish AccountLink. Normally the ACH transfer to your bank is initiated on the business day after the redemption. You do not receive dividends on the proceeds of the shares you redeemed while they are waiting to be transferred.

      If you have requested Federal Funds wire privileges for your account, the wire of the redemption proceeds will normally be transmitted on the next bank business day after the shares are redeemed. There is a possibility that the wire may be delayed up to seven days to enable the
      Fund to sell securities to pay the redemption proceeds. No dividends are accrued or paid on the proceeds of shares that have been redeemed and are awaiting transmittal by wire.

CAN  YOU  SELL  SHARES  THROUGH  your  DEALER?   The   Distributor   has  made
arrangements  to repurchase  Fund shares from dealers and brokers on behalf of their  customers.  Brokers or dealers  may  charge for that  service.  If your shares are held in the name of your dealer,  you must redeem them through your dealer.

HOW CONTINGENT DEFERRED SALES CHARGES AFFECT REDEMPTIONS. If you purchase shares subject to a Class A, Class B, Class C or Class N contingent deferred sales charge and redeem any of those shares during the applicable holding period for the class of shares, the contingent deferred sales charge will be deducted from the redemption proceeds (unless you are eligible for a waiver of that sales charge based on the categories listed in Appendix C to the
Statement of Additional Information and you advise the Transfer Agent of your eligibility for the waiver when you place your redemption request.)

      A  contingent  deferred  sales charge will be based on the lesser of the net  asset  value of the  redeemed  shares  at the time of  redemption  or the original net asset value.  A contingent  deferred  sales charge is not imposed on:
o     the amount of your  account  value  represented  by an  increase  in net asset value over the initial purchase price,
o     shares  purchased by the  reinvestment  of  dividends  or capital  gains distributions, or
o     shares redeemed in the special circumstances  described in Appendix C to the Statement of Additional Information.
      To determine whether a contingent deferred sales charge applies to a redemption, the Fund redeems shares in the following order:
   1. shares acquired by reinvestment of dividends and capital gains distributions,
   2. shares held for the holding period that applies to the class, and
   3. shares held the longest during the holding period.

      Contingent deferred sales charges are not charged when you exchange shares of the Fund for shares of other Oppenheimer funds. However, if you exchange them within the applicable contingent deferred sales charge holding period, the holding period will carry over to the fund whose shares you acquire. Similarly, if you acquire shares of this Fund by exchanging shares of another Oppenheimer fund that are still subject to a contingent deferred sales charge holding period, that holding period will carry over to this Fund.

How to Exchange Shares

Shares of the Fund may be exchanged for shares of certain Oppenheimer funds at net asset value per share at the time of exchange, without sales charge.
Shares of the Fund can be purchased by exchange of shares of other
Oppenheimer funds on the same basis. To exchange shares, you must meet several conditions:
   o  Shares of the fund selected for exchange must be available for sale in your state of residence.
   o  The prospectuses of both funds must offer the exchange privilege.
   o  You must hold the shares you buy when you establish your account for at least seven days before you can exchange them. After the account is open seven days, you can exchange shares every regular business day.
   o  You must meet the minimum purchase requirements for the fund whose shares you purchase by exchange.
   o  Before exchanging into a fund, you must obtain and read its prospectus.
      Shares of a particular class of the Fund may be exchanged only for shares of the same class in the other Oppenheimer funds. For example, you can exchange Class A shares of this Fund only for Class A shares of another fund.
In some cases, sales charges may be imposed on exchange transactions.  For tax purposes, exchanges of shares involve a sale of the shares of the fund you own and a purchase of the shares of the other fund, which may result in a capital gain or loss. Please refer to "How to Exchange Shares" in the
Statement of Additional Information for more details.

      You can find a list of Oppenheimer funds currently available for exchanges in the Statement of Additional Information or obtain one by calling a service representative at 1.800.225.5677. That list can change from time to time.

HOW DO you SUBMIT EXCHANGE REQUESTS? Exchanges may be requested in writing or by telephone:

Written Exchange Requests. Submit an OppenheimerFunds Exchange Request form, signed by all owners of the account. Send it to the Transfer Agent at the address on the back cover. Exchanges of shares held under certificates cannot be processed unless the Transfer Agent receives the certificates with the request.
Telephone Exchange Requests. Telephone exchange requests may be made either by calling a service representative or by using PhoneLink for automated exchanges by calling 1.800.225.5677. Telephone exchanges may be made only between accounts that are registered with the same name(s) and address. Shares held under certificates may not be exchanged by telephone.

ARE THERE LIMITATIONS ON EXCHANGES? There are certain exchange policies you should be aware of:
o     Shares are normally redeemed from one fund and purchased from the other fund in the exchange transaction on the same regular business day on which the Transfer Agent receives an exchange request that conforms to the policies described above. It must be received by the close of The
      New York Stock Exchange that day, which is normally 4:00 P.M. but may be earlier on some days. However, either fund may delay the purchase of shares of the fund you are exchanging into up to seven days if it determines it would be disadvantaged by the same day exchange.
o     The interests of the Fund's long-term shareholders and its ability to manage its investments may be adversely affected when its shares are repeatedly bought and sold in response to short-term market fluctuations--also known as "market timing." When large dollar amounts are involved, the Fund may have difficulty implementing long-term investment strategies, because it cannot predict how much cash it will have to invest. Market timing also may force the Fund to sell portfolio securities at disadvantageous times to raise the cash needed to buy a market timer's Fund shares. These factors may hurt the Fund's performance and its shareholders. When the Manager believes frequent trading would have a disruptive effect on the Fund's ability to manage its investments, the Manager and the Fund may reject purchase orders and exchanges into the Fund by any person, group or account that the
      Manager believes to be a market timer.
   o  The Fund may amend, suspend or terminate the exchange privilege at any time. The Fund will provide you notice whenever it is required to do so by applicable law, but it may impose changes at any time for emergency purposes.
   o  If the Transfer Agent cannot exchange all the shares you request because of a restriction cited above, only the shares eligible for exchange will be exchanged.

Shareholder Account Rules and Policies

More information about the Fund's policies and procedures for buying, selling and exchanging shares is contained in the Statement of Additional Information.
There is a $12 annual fee charged on any account valued at less than $500.
      See the Statement of Additional Information for circumstances when this fee will not be charged.
The offering of shares may be suspended during any period in which the determination of net asset value is suspended, and the offering may be suspended by the Board of Directors at any time the Board believes it is in the Fund's best interest to do so.
Telephone transaction privileges for purchases, redemptions or exchanges may be modified, suspended or terminated by the Fund at any time. The Fund will provide you notice whenever it is required to do so by applicable law. If an account has more than one owner, the Fund and the Transfer
      Agent may rely on the instructions of any one owner. Telephone privileges apply to each owner of the account and the dealer representative of record for the account unless the Transfer Agent receives cancellation instructions from an owner of the account.
The Transfer Agent will record any telephone calls to verify data concerning transactions and has adopted other procedures to confirm that telephone instructions are genuine, by requiring callers to provide tax identification numbers and other account data or by using PINs, and by confirming such transactions in writing. The Transfer Agent and the
      Fund will not be liable for losses or expenses arising out of telephone instructions reasonably believed to be genuine.
Redemption or transfer requests will not be honored until the Transfer Agent receives all required documents in proper form. From time to time, the
      Transfer Agent in its discretion may waive certain of the requirements for redemptions stated in this Prospectus.
Dealers that perform account transactions for their clients by participating in NETWORKING through the National Securities Clearing Corporation are responsible for obtaining their clients' permission to perform those transactions, and are responsible to their clients who are shareholders of the Fund if the dealer performs any transaction erroneously or improperly.
The redemption price for shares will vary from day to day because the value of the securities in the Fund's portfolio fluctuates. The redemption price, which is the net asset value per share, will normally differ for each class of shares. The redemption value of your shares may be more or less than their original cost.
Payment for redeemed shares ordinarily is made in cash. It is forwarded by check, or through AccountLink or by Federal Funds wire (as elected by the shareholder) within seven days after the Transfer Agent receives redemption instructions in proper form. However, under unusual circumstances determined by the Securities and Exchange Commission, payment may be delayed or suspended. For accounts registered in the name of a broker-dealer, payment will normally be forwarded within three business days after redemption.
The Transfer Agent may delay processing any type of redemption payment as described under "How to Sell Shares" for recently purchased shares, but only until the purchase payment has cleared. That delay may be as much as 10 days from the date the shares were purchased. That delay may be avoided if you purchase shares by Federal Funds wire or certified check, or arrange with your bank to provide telephone or written assurance to the Transfer Agent that your purchase payment has cleared.
Involuntary redemptions of small accounts may be made by the Fund if the account value has fallen below $500 for reasons other than the fact that the market value of shares has dropped. In some cases, involuntary redemptions may be made to repay the Distributor for losses from the cancellation of share purchase orders.
Shares may be "redeemed in kind" under unusual circumstances (such as a lack of liquidity in the Fund's portfolio to meet redemptions). This means that the redemption proceeds will be paid with liquid securities from the Fund's portfolio.
"Backup withholding" of federal income tax may be applied against taxable dividends, distributions and redemption proceeds (including exchanges)
      if you fail to furnish the Fund your correct, certified Social Security or Employer Identification Number when you sign your application, or if you under-report your income to the Internal Revenue Service.
To avoid sending duplicate copies of materials to households, the Fund will mail only one copy of each prospectus, annual and semi-annual report and annual notice of the Fund's privacy policy to shareholders having the same last name and address on the Fund's records. The consolidation of these mailings, called householding, benefits the Fund through reduced mailing expense.

      If you want to receive multiple copies of these materials, you may call the Transfer Agent at 1.800.225.5677. You may also notify the Transfer
      Agent in writing. Individual copies of prospectuses, reports and privacy notices will be sent to you commencing within 30 days after the
      Transfer Agent receives your request to stop householding.

Dividends, Capital Gains and Taxes

Dividends. The Fund intends to declare dividends separately for each class of shares from net investment income on an annual basis and to pay them to shareholders in December on a date selected by the Board of Directors.
Dividends and distributions paid to Class A and Class Y shares will generally be higher than dividends for Class B, Class C and Class N shares, which normally have higher expenses than Class A and Class Y. The Fund has no fixed dividend rate and cannot guarantee that it will pay any dividends or distributions.

Capital Gains. The Fund may realize capital gains on the sale of portfolio securities. If it does, it may make distributions out of any net short-term or long-term capital gains in December of each year. The Fund may make supplemental distributions of dividends and capital gains following the end of its fiscal year. There can be no assurance that the Fund will pay any capital gains distributions in a particular year.

WHAT CHOICES DO YOU HAVE FOR RECEIVING DISTRIBUTIONS? When you open your account, specify on your application how you want to receive your dividends and distributions. You have four options:
Reinvest All Distributions in the Fund. You can elect to reinvest all dividends and capital gains distributions in additional shares of the
      Fund.
Reinvest Dividends or Capital Gains. You can elect to reinvest some distributions (dividends, short-term capital gains or long-term capital gains distributions) in the Fund while receiving the other types of distributions by check or having them sent to your bank account through
      AccountLink.
Receive All Distributions in Cash. You can elect to receive a check for all dividends and capital gains distributions or have them sent to your bank through AccountLink.
Reinvest Your Distributions in Another OppenheimerFunds Account. You can
      reinvest all distributions in the same class of shares of another
      OppenheimerFunds account you have established.

TAXES. If your shares are not held in a tax-deferred retirement account, you should be aware of the following tax implications of investing in the Fund.
Distributions are subject to federal income tax and may be subject to state or local taxes. Dividends paid from short-term capital gains and net investment income are taxable as ordinary income. Long-term capital gains are taxable as long-term capital gains when distributed to shareholders. It does not matter how long you have held your shares. Whether you reinvest your distributions in additional shares or take them in cash, the tax treatment is the same.

      Every year the Fund will send you and the IRS a statement showing the amount of any taxable distribution you received in the previous year. Any long-term capital gains will be separately identified in the tax information the Fund sends you after the end of the calendar year.

Avoid "Buying a Dividend." If you buy shares on or just before the ex-dividend date, or just before the Fund declares a capital gains distribution, you will pay the full price for the shares and then receive a portion of the price back as a taxable dividend or capital gain.
Remember, There May be Taxes on Transactions. Because the Fund's share prices fluctuate, you may have a capital gain or loss when you sell or exchange your shares. A capital gain or loss is the difference between the price you paid for the shares and the price you received when you sold them. Any capital gain is subject to capital gains tax.
Returns of Capital Can Occur. In certain cases, distributions made by the
      Fund may be considered a non-taxable return of capital to shareholders.
      If that occurs, it will be identified in notices to shareholders.

      This information is only a summary of certain federal income tax information about your investment. You should consult with your tax advisor about the effect of an investment in the Fund on your particular tax situation.

Financial Highlights

The Financial Highlights Table is presented to help you understand the Fund's financial performance for the past five fiscal years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, the Fund's independent auditors, whose report, along with the Fund's financial statements, is included in the Statement of Additional Information, which is available on request.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A      YEAR ENDED AUGUST 31,
2002         2001         2000          1999          1998
------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA

Net asset value, beginning of period               $
32.15      $ 45.41      $ 42.89       $ 32.32       $ 33.87
------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income
..16          .14          .21           .19           .29
Net realized and unrealized gain (loss)
(4.29)      (11.18)        6.79         12.03           .99

--------------------------------------------------------------
Total from investment operations
(4.13)      (11.04)        7.00         12.22          1.28

--------------------------------------------------------------
Dividends and/or distributions to shareholders:

Dividends from net investment income
(.07)        (.12)          --          (.15)         (.33)
Distributions from net realized gain
(.05)       (2.10)       (4.48)        (1.50)        (2.50)

--------------------------------------------------------------

Total dividends and/or distributions
to shareholders
(.12)       (2.22)       (4.48)        (1.65)        (2.83)
------------------------------------------------------------------------------------------------------------------
Net asset value, end of period
$27.90       $32.15       $45.41        $42.89        $32.32

==============================================================
------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(1)
(12.90)%     (24.85)%      17.74%        38.62%         3.68%

------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)        $6,443,983
$7,320,747   $9,264,943    $7,723,607    $4,932,817
------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)               $7,203,226
$7,954,409   $8,428,173    $6,721,568    $5,184,111
------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(2)
Net investment income
0.52%        0.47%        0.54%         0.50%         0.83%
Expenses
0.99%        0.86%        0.90%         0.91%         0.90%(3)
------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate
78%          76%          73%           72%           81%

1. Assumes an investment on the business day before the first day of the fiscal period, with all
dividends and distributions reinvested in additional shares
on the reinvestment date, and redemption
at the net asset value calculated on the last business day of the fiscal period. Sales charges are
not reflected in the total returns. Total returns are not
annualized for periods of less than one
full year.
2. Annualized for periods of less than one full year.
3. Expense ratio has been calculated without adjustment for
the reduction to custodian expenses.

SEE ACCOUMPANYING NOTES TO FINANCIAL STATMENTS.

29 OPPENHEIMER MAIN STREET(R) GROWTH & INCOME FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS Continuted
--------------------------------------------------------------------------------

CLASS B     YEAR ENDED AUGUST 31,
2002         2001         2000          1999          1998
------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA

Net asset value, beginning of period
$31.34       $44.50       $42.42        $32.07        $33.66
------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)
(.20)        (.13)        (.08)         (.08)          .04
Net realized and unrealized gain (loss)
(4.05)      (10.93)        6.64         11.93           .96

--------------------------------------------------------------
Total from investment operations
(4.25)      (11.06)        6.56         11.85          1.00
------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income
--           --           --            --          (.09)
Distributions from net realized gain
(.05)       (2.10)       (4.48)        (1.50)        (2.50)

--------------------------------------------------------------
Total dividends and/or distributions to
shareholders
(.05)       (2.10)       (4.48)        (1.50)
(2.59)
------------------------------------------------------------------------------------------------------------------
Net asset value, end of period
$27.04       $31.34       $44.50        $42.42        $32.07

==============================================================

------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(1)
(13.58)%     (25.39)%      16.84%        37.62%         2.86%

------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in thousands)        $3,510,800
$5,404,510   $8,367,040    $7,072,718    $4,168,498
------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)               $4,607,653
$6,630,335   $7,628,232    $5,930,303    $4,122,775
------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(2)
Net investment income (loss)
(0.25)%      (0.29)%      (0.22)%       (0.26)%        0.06%
Expenses
1.75%        1.61%        1.66%         1.66%         1.66%(3)
------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate
78%          76%          73%           72%           81%

1. Assumes an investment on the business day before the first day of the fiscal period, with all
dividends and distributions reinvested in additional shares
on the reinvestment date, and redemption
at the net asset value calculated on the last business day of the fiscal period. Sales charges are
not reflected in the total returns. Total returns are not
annualized for periods of less than one
full year.
2. Annualized for periods of less than one full year.
3. Expense ratio has been calculated without adjustment for
the reduction to custodian expenses.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

30 OPPENHEIMER MAIN STREET(R) GROWTH & INCOME FUND

CLASS C      YEAR ENDED AUGUST 31,
2002         2001         2000          1999          1998
------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA

Net asset value, beginning of period
$31.33       $44.50       $42.41        $32.07        $33.64
------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)
(.11)        (.11)        (.08)         (.09)          .03
Net realized and unrealized gain (loss)
(4.14)      (10.96)        6.65         11.93           .98

--------------------------------------------------------------
Total from investment operations
(4.25)      (11.07)        6.57         11.84          1.01
------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income
--           --           --            --          (.08)
Distributions from net realized gain
(.05)       (2.10)       (4.48)        (1.50)        (2.50)

--------------------------------------------------------------
Total dividends and/or distributions
to shareholders
(.05)       (2.10)       (4.48)        (1.50)        (2.58)
------------------------------------------------------------------------------------------------------------------
Net asset value, end of period
$27.03       $31.33       $44.50        $42.41        $32.07

==============================================================

------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(1)
(13.58)%     (25.42)%      16.87%        37.59%         2.91%
------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in thousands)        $1,198,517
$1,562,452   $2,213,568    $1,850,787    $1,144,692
------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)               $1,432,566
$1,825,540   $2,004,263    $1,583,189    $1,184,355
------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(2)
Net investment income (loss)
(0.24)%      (0.29)%      (0.23)%       (0.25)%        0.07%
Expenses
1.75%        1.61%        1.67%         1.66%         1.65%(3)
------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate
78%          76%          73%           72%           81%

1. Assumes an investment on the business day before the first day of the fiscal period, with all
dividends and distributions reinvested in additional shares
on the reinvestment date, and redemption
at the net asset value calculated on the last business day of the fiscal period. Sales charges are
not reflected in the total returns. Total returns are not
annualized for periods of less than one
full year.
2. Annualized for periods of less than one full year.
3. Expense ratio has been calculated without adjustment for
the reduction to custodian expenses.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

31 OPPENHEIMER MAIN STREET(R) GROWTH & INCOME FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS N      YEAR ENDED AUGUST 31,
2002        2001(1)
--------------------------------------------------------------------------------
PER SHARE OPERATING DATA
Net asset value, beginning of period                      $
32.09    $34.36
--------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income
..12       .02
Net realized and unrealized loss
(4.31)    (2.29)
--------------------------------------------------------------------------------
Total from investment operations
(4.19)    (2.27)
--------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income
(.13)       --
Distributions from net realized gain
(.05)       --
--------------------------------------------------------------------------------
Total dividends and/or distributions to shareholders
(.18)       --
--------------------------------------------------------------------------------
Net asset value, end of period
$27.72    $32.09

======================
--------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(2)
(13.15)%   (6.61)%

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in thousands)
$43,464    $7,641
--------------------------------------------------------------------------------
Average net assets (in thousands)
$28,141    $2,672
--------------------------------------------------------------------------------
Ratios to average net assets:(3)
Net investment income
0.28%     0.36%
Expenses
1.24%     1.16%
--------------------------------------------------------------------------------
Portfolio turnover
rate                                        78%       76%

1. For the period from March 1, 2001 (inception of offering)
to August 31, 2001.
2. Assumes an investment on the business day before the first day of the fiscal
period (or inception of offering), with all dividends and
distributions
reinvested in additional shares on the reinvestment date, and redemption at the
net asset value calculated on the last business day of the
fiscal period. Sales
charges are not reflected in the total returns. Total returns are not annualized
for periods of less than one full year.
3. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

32 OPPENHEIMER MAIN STREET(R) GROWTH & INCOME FUND

CLASS Y       YEAR ENDED AUGUST 31,
2002         2001         2000          1999          1998
------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA

 Net asset value, beginning of period
$32.28       $45.64       $43.00        $32.38        $33.94
------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income
..19          .17          .24           .24           .38
 Net realized and unrealized gain (loss)
(4.28)      (11.22)        6.88         12.07           .97

--------------------------------------------------------------
 Total from investment operations
(4.09)      (11.05)        7.12         12.31          1.35
------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income
(.12)        (.21)          --          (.19)         (.41)
 Distributions from net realized gain
(.05)       (2.10)       (4.48)        (1.50)        (2.50)

--------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders
(.17)       (2.31)       (4.48)        (1.69)        (2.91)
------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period
$28.02       $32.28       $45.64        $43.00        $32.38

==============================================================

------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE(1)
(12.74)%     (24.76)%      18.00%        38.84%         3.88%

------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA

 Net assets, end of period (in thousands)
$225,298     $225,475     $260,289      $148,397       $53,063
------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)
$227,835     $239,222     $205,586      $ 99,155       $36,554
------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(2)
 Net investment income
0.74%        0.60%        0.77%         0.63%         1.02%
 Expenses
0.92%        0.79%(3)     0.66%         0.77%         0.67%(4)
 Expenses, net of reduction to custodian
 expenses and/or voluntary waiver
 of transfer agent fees
0.78%        0.73%        0.66%         0.77%         0.67%
------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate
78%          76%          73%           72%           81%

1. Assumes an investment on the business day before the first day of the fiscal period, with all
dividends and distributions reinvested in additional shares
on the reinvestment date, and redemption
at the net asset value calculated on the last business day of the fiscal period. Sales charges are
not reflected in the total returns. Total returns are not
annualized for periods of less than one
full year.
2. Annualized for periods of less than one full year.
3. Added since August 31, 2001 to reflect expenses before
reduction to custodian expenses and voluntary waiver of
transfer agent fees.
4. Expense ratio has been calculated without adjustment for
the reduction to custodian expenses.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

33 OPPENHEIMER MAIN STREET(R) GROWTH & INCOME FUND

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 1. SIGNIFICANT ACCOUNTING POLICIES

 Oppenheimer Main Street Growth & Income Fund (the Fund) is a
separate series of
 Oppenheimer Main Street Funds, Inc., an open-end management investment company
 registered under the Investment Company Act of 1940, as
amended. The Fund's
 investment objective is to seek a high total return. The
Fund's investment
 advisor is OppenheimerFunds, Inc. (the Manager).

    The Fund offers Class A, Class B, Class C, Class N and
Class Y shares. Class
 A shares are sold at their offering price, which is normally net asset value
 plus a front-end sales charge. Class B, Class C and Class N shares are sold
 without a front-end sales charge but may be subject to a
contingent deferred
 sales charge (CDSC). Class N shares are sold only through
retirement plans.
 Retirement plans that offer Class N shares may impose
charges on those
 accounts. Class Y shares are sold to certain institutional
investors without
 either a front-end sales charge or a CDSC. All classes of
shares have identical
 rights and voting privileges. Earnings, net assets and net
asset value per
 share may differ by minor amounts due to each class having
its own expenses
 directly attributable to that class. Classes A, B, C and N
have separate
 distribution and/or service plans. No such plan has been
adopted for Class Y
 shares. Class B shares will automatically convert to Class A shares six years
 after the date of purchase.

    The following is a summary of significant accounting
policies consistently
 followed by the Fund.

--------------------------------------------------------------------------------
 SECURITIES VALUATION. Securities listed or traded on
National Stock Exchanges
 or other domestic or foreign exchanges are valued based on
the last sale price
 of the security traded on that exchange prior to the time
when the Fund's
 assets are valued. In the absence of a sale, the security is valued at the last
 sale price on the prior trading day, if it is within the
spread of the closing
 bid and asked prices, and if not, at the closing bid price.
Securities
 (including restricted securities) for which quotations are
not readily
 available are valued primarily using dealer-supplied
valuations, a portfolio
 pricing service authorized by the Board of Directors, or at their fair value.
 Fair value is determined in good faith under consistently
applied procedures
 under the supervision of the Board of Directors. Short-term
"money market type"
 debt securities with remaining maturities of sixty days or
less are valued at
 amortized cost (which approximates market value).

--------------------------------------------------------------------------------
 FOREIGN CURRENCY TRANSLATION. The accounting records of the
Fund are maintained
 in U.S. dollars. Prices of securities denominated in foreign currencies are
 translated into U.S. dollars at the closing rates of
exchange. Amounts related
 to the purchase and sale of foreign securities and
investment income are
 translated at the rates of exchange prevailing on the
respective dates of such
 transactions.

    The effect of changes in foreign currency exchange rates
on investments is
 separately identified from the fluctuations arising from
changes in market
 values of securities held and reported with all other
foreign currency gains
 and losses in the Fund's Statement of Operations.

34 OPPENHEIMER MAIN STREET(R) GROWTH & INCOME FUND

--------------------------------------------------------------------------------
 JOINT REPURCHASE AGREEMENTS. The Fund, along with other
affiliated funds of the
 Manager, may transfer uninvested cash balances into one or
more joint
 repurchase agreement accounts. These balances are invested
in one or more
 repurchase agreements, secured by U.S. government
securities. Securities
 pledged as collateral for repurchase agreements are held by a custodian bank
 until the agreements mature. Each agreement requires that
the market value of
 the collateral be sufficient to cover payments of interest
and principal;
 however, in the event of default by the other party to the
agreement, retention
 of the collateral may be subject to legal proceedings.
--------------------------------------------------------------------------------
 ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income,
expenses (other
 than those attributable to a specific class), gains and
losses are allocated
 daily to each class of shares based upon the relative
proportion of net assets
 represented by such class. Operating expenses directly
attributable to a
 specific class are charged against the operations of that
class.
--------------------------------------------------------------------------------
 FEDERAL TAXES. The Fund intends to continue to comply with
provisions of the
 Internal Revenue Code applicable to regulated investment
companies and to
 distribute all of its taxable income, including any net
realized gain on
 investments not offset by capital loss carryforwards, if
any, to shareholders.
 Therefore, no federal income tax provision is required,
however, during the
 year ended August 31, 2002, the Fund paid a federal excise
tax of $71,455.

 As of August 31, 2002, the Fund had available for federal
income tax purposes
 an unused capital loss carryforward as follows:

                                EXPIRING
                                ------------------------
                                2010        $878,523,150

As of August 31, 2002, the Fund had approximately
$829,324,000 of post-October
losses available to offset future capital gains, if any. Such losses, if
unutilized, will expire in 2011. Additionally, the Fund had
approximately
$276,000 of post-October foreign currency losses which were
deferred.
--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and
distributions to
shareholders, which are determined in accordance with income tax regulations,
are recorded on the ex-dividend date.
--------------------------------------------------------------------------------
CLASSIFICATION OF DIVIDENDS AND DISTRIBUTIONS TO
SHAREHOLDERS. Net investment
income (loss) and net realized gain (loss) may differ for
financial statement
and tax purposes. The character of dividends and
distributions made during the
fiscal year from net investment income or net realized gains may differ from
their ultimate characterization for federal income tax
purposes. Also, due to
timing of dividends and distributions, the fiscal year in
which amounts are
distributed may differ from the fiscal year in which the
income or net realized
gain was recorded by the Fund.

35 OPPENHEIMER MAIN STREET(R) GROWTH & INCOME FUND

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 1. SIGNIFICANT ACCOUNTING POLICIES Continued
    The Fund adjusts the classification of distributions to
shareholders to
 reflect the differences between financial statement amounts and distributions
 determined in accordance with income tax regulations.
Accordingly, during the
 year ended August 31, 2002, amounts have been reclassified
to reflect a
 decrease in additional paid-in capital of $71,455, a
decrease in undistributed
 net investment income of $1,270,195, and a decrease in
accumulated net realized
 loss on investments of $1,341,650. Net assets of the Fund
were unaffected by
 the reclassifications.

 The tax character of distributions paid during the years
ended August 31, 2002
 and August 31, 2001 was as follows:

                                                YEAR
ENDED        YEAR ENDED
                                           AUGUST 31, 2002
AUGUST 31, 2001

------------------------------------------------------------
                 Distributions paid from:
                 Ordinary income             $  15,915,353
$    25,194,383
                 Long-term capital gain
23,639,216       940,486,713
                 Return of capital
--                --

-------------------------------
                 Total                       $  39,554,569
$   965,681,096

===============================

 As of August 31, 2002, the components of distributable
earnings on a tax basis
 were as follows:

                 Undistributed net
                 investment income               $
20,383,192
                 Accumulated net realized loss
(1,775,439,571)
                 Net unrealized appreciation
139,421,165

---------------
                 Total
$(1,615,635,214)

===============

--------------------------------------------------------------------------------
 INVESTMENT INCOME. Dividend income is recorded on the
ex-dividend date or upon
 ex-dividend notification in the case of certain foreign
dividends where the
 ex-dividend date may have passed. Non-cash dividends
included in dividend
 income, if any, are recorded at the fair market value of the securities
 received. Interest income, which includes accretion of
discount and
 amortization of premium, is accrued as earned.
--------------------------------------------------------------------------------
 SECURITY TRANSACTIONS. Security transactions are recorded on the trade date.
 Realized gains and losses on securities sold are determined on the basis of
 identified cost.
--------------------------------------------------------------------------------
 OTHER. The preparation of financial statements in conformity with accounting
 principles generally accepted in the United States of
America requires
 management to make estimates and assumptions that affect the reported amounts
 of assets and liabilities and disclosure of contingent
assets and liabilities
 at the date of the financial statements and the reported
amounts of income and
 expenses during the reporting period. Actual results could
differ from those
 estimates.

36 OPPENHEIMER MAIN STREET(R) GROWTH & INCOME FUND

--------------------------------------------------------------------------------
 2. CAPITAL STOCK

The Fund has authorized 840 million shares of $.01 par value capital stock.
Transactions in shares of capital stock were as follows:

                             YEAR ENDED AUGUST 31,
2002               YEAR ENDED AUGUST 31, 2001(1)
                             SHARES
AMOUNT               SHARES                AMOUNT
----------------------------------------------------------------------------------------------------
 CLASS A

 Sold                       57,015,786     $
1,776,402,610           55,877,160    $ 2,020,164,974
 Dividends and/or
 distributions reinvested      761,969
24,779,385           12,142,654        438,957,131
 Redeemed                  (54,472,499)
(1,652,634,451)         (44,357,777)    (1,599,463,447)

---------------------------------------------------------------------------
 Net increase                3,305,256     $
148,547,544           23,662,037    $   859,658,658

===========================================================================

----------------------------------------------------------------------------------------------------
 CLASS B
 Sold                       16,064,824     $
486,429,385           23,528,539    $   847,477,675
 Dividends and/or
 distributions reinvested      241,561
7,655,080           10,405,252        368,555,673
 Redeemed                  (58,925,314)
(1,763,790,147)         (49,466,088)    (1,733,476,696)

---------------------------------------------------------------------------
 Net decrease              (42,618,929)
$(1,269,705,682)         (15,532,297)   $  (517,443,348)

===========================================================================

----------------------------------------------------------------------------------------------------
 CLASS C
 Sold                        5,601,281     $
168,931,421            7,392,877    $   267,612,734
 Dividends and/or
 distributions reinvested       66,833
2,117,929            2,790,677         98,845,701
 Redeemed                  (11,204,768)
(331,485,657)         (10,059,172)      (353,026,708)

---------------------------------------------------------------------------
 Net increase (decrease)    (5,536,654)    $
(160,436,307)             124,382    $    13,431,727

===========================================================================

----------------------------------------------------------------------------------------------------
 CLASS N
 Sold                        1,587,930     $
49,389,515              240,135    $     7,966,494
 Dividends and/or
 distributions reinvested        2,577
83,453                   --                 --
 Redeemed                     (260,531)
(7,795,130)              (2,037)           (67,716)

---------------------------------------------------------------------------
 Net increase                1,329,976     $
41,677,838              238,098    $     7,898,778

===========================================================================

----------------------------------------------------------------------------------------------------
 CLASS Y
 Sold                        3,654,159     $
113,685,089            3,547,525    $   131,540,535
 Dividends and/or
 distributions reinvested       36,629
1,194,830              393,067         14,252,627
 Redeemed                   (2,635,983)
(80,677,547)          (2,658,808)       (96,592,979)

---------------------------------------------------------------------------
 Net increase                1,054,805     $
34,202,372            1,281,784    $    49,200,183

===========================================================================

 1. For the year ended August 31, 2001, for Class A, B, C and
Y shares and for
 the period from March 1, 2001 (inception of offering) to
August 31, 2001, for
 Class N shares.

37 OPPENHEIMER MAIN STREET(R) GROWTH & INCOME FUND

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 3. PURCHASES AND SALES OF SECURITIES

 The aggregate cost of purchases and proceeds from sales of
securities, other
 than short-term obligations, for the year ended August 31,
2002, were
 $10,184,882,477 and $11,160,641,583, respectively.

 As of August 31, 2002, unrealized appreciation
(depreciation) based on cost of
 securities for federal income tax purposes of
$11,328,850,136 was composed of:

            Gross unrealized appreciation      $ 1,163,393,711
            Gross unrealized depreciation
(1,091,281,823)
                                               ---------------
            Net unrealized appreciation        $    72,111,888
                                               ===============

 The difference between book-basis and tax-basis unrealized
appreciation and
 depreciation, if applicable, is attributable primarily to
the tax deferral of
 losses on wash sales, or return of capital dividends, and
the realization for
 tax purposes of unrealized gain (loss) on certain futures
contracts,
 investments in passive foreign investment companies, and
forward foreign
 currency exchange contracts.
--------------------------------------------------------------------------------
 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

 MANAGEMENT FEES. Management fees paid to the Manager were in accordance with
 the investment advisory agreement with the Fund which
provides for a fee of
 0.65% of the first $200 million of average annual net assets of the Fund, 0.60%
 of the next $150 million, 0.55% of the next $150 million,
and 0.45% of average
 annual net assets in excess of $500 million.
--------------------------------------------------------------------------------
 TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a
division of the
 Manager, acts as the transfer and shareholder servicing
agent for the Fund. The
 Fund pays OFS a $19.75 per account fee.

    Additionally, Class Y shares are subject to minimum fees
of $5,000 for
 assets of less than $10 million and $10,000 for assets of
$10 million or more.
 The Class Y shares are subject to the minimum fees in the
event that the per
 account fee does not equal or exceed the applicable minimum fees. OFS may
 voluntarily waive the minimum fees.

    OFS has voluntarily agreed to limit transfer and
shareholder servicing agent
 fees up to an annual rate of 0.25% of average net assets of
Class Y shares and
 for all other classes, up to an annual rate of 0.35% of
average net assets of
 each class. This undertaking may be amended or withdrawn at any time.
--------------------------------------------------------------------------------
 DISTRIBUTION AND SERVICE PLAN (12B-1) FEES. Under its
General Distributor's
 Agreement with the Manager, OppenheimerFunds Distributor,
Inc. (the
 Distributor) acts as the Fund's principal underwriter in the continuous public
 offering of the different classes of shares of the Fund.

38 OPPENHEIMER MAIN STREET(R) GROWTH & INCOME FUND

 The compensation paid to (or retained by) the Distributor
from the sale of
 shares or on the redemption of shares is shown in the table below for the
 period indicated.

               AGGREGATE        CLASS A   CONCESSIONS
CONCESSIONS     CONCESSIONS     CONCESSIONS
               FRONT-END      FRONT-END    ON CLASS A     ON
CLASS B      ON CLASS C      ON CLASS N
           SALES CHARGES  SALES CHARGES        SHARES
SHARES          SHARES          SHARES
              ON CLASS A    RETAINED BY   ADVANCED BY
ADVANCED BY     ADVANCED BY     ADVANCED BY
 YEAR ENDED       SHARES    DISTRIBUTOR   DISTRIBUTOR(1)
DISTRIBUTOR(1) DISTRIBUTOR(1)  DISTRIBUTOR(1)
-----------------------------------------------------------------------------------------------------

 August 31, 2002 $12,400,169     $3,335,382    $895,178
$15,202,153      $1,380,111     $408,513

 1. The Distributor advances concession payments to dealers
for certain sales of
 Class A shares and for sales of Class B, Class C and Class N shares from its
 own resources at the time of sale.

                               CLASS A        CLASS B
CLASS C         CLASS N
                            CONTINGENT     CONTINGENT
CONTINGENT      CONTINGENT
                              DEFERRED       DEFERRED
DEFERRED        DEFERRED
                         SALES CHARGES  SALES CHARGES   SALES
CHARGES   SALES CHARGES
                           RETAINED BY    RETAINED BY
RETAINED BY     RETAINED BY
 YEAR ENDED                DISTRIBUTOR    DISTRIBUTOR
DISTRIBUTOR     DISTRIBUTOR
--------------------------------------------------------------------------------------

 August 31, 2002              $112,149   $12,100,308
$142,468         $6,564

--------------------------------------------------------------------------------
 SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a
Service Plan for Class
 A Shares. It reimburses the Distributor for a portion of its costs incurred for
 services provided to accounts that hold Class A shares.
Reimbursement is made
 quarterly at an annual rate of up to 0.25% of the average
annual net assets of
 Class A shares of the Fund. For the year ended August 31,
2002, payments under
 the Class A Plan totaled $17,613,557, all of which were paid by the Distributor
 to recipients, and included $903,757 paid to an affiliate of the Manager. Any
 unreimbursed expenses the Distributor incurs with respect to
Class A shares in
 any fiscal year cannot be recovered in subsequent years.

--------------------------------------------------------------------------------
 DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND
CLASS N SHARES. The
 Fund has adopted Distribution and Service Plans for Class B,
Class C and Class
 N shares. Under the plans, the Fund pays the Distributor an annual asset-based
 sales charge of 0.75% per year on Class B shares and on
Class C shares and the
 Fund pays the Distributor an annual asset-based sales charge of 0.25% per year
 on Class N shares. The Distributor also receives a service
fee of 0.25% per
 year under each plan.

 Distribution fees paid to the Distributor for the year ended
August 31, 2002,
 were as follows:

DISTRIBUTOR'S

DISTRIBUTOR'S         AGGREGATE

AGGREGATE      UNREIMBURSED

UNREIMBURSED     EXPENSES AS %
                         TOTAL PAYMENTS  AMOUNT
RETAINED        EXPENSES     OF NET ASSETS
                             UNDER PLAN   BY DISTRIBUTOR
UNDER PLAN          OF CLASS
--------------------------------------------------------------------------------------------

 Class B Plan              $46,128,366       $35,752,400
$73,751,303          2.10%
 Class C Plan               14,335,613
1,548,143       23,950,792          2.00
 Class N Plan                  140,215
136,964          958,649          2.21

39 OPPENHEIMER MAIN STREET(R) GROWTH & INCOME FUND

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 5. FOREIGN CURRENCY CONTRACTS

 A foreign currency contract is a commitment to purchase or
sell a foreign
 currency at a future date, at a negotiated rate. The Fund
may enter into
 foreign currency contracts for operational purposes and to
seek to protect
 against adverse exchange rate fluctuations. Risks to the
Fund include the
 potential inability of the counterparty to meet the terms of the contract.

    The net U.S. dollar value of foreign currency underlying
all contractual
 commitments held by the Fund and the resulting unrealized
appreciation or
 depreciation are determined using foreign currency exchange rates as provided
 by a reliable bank, dealer or pricing service. Unrealized
appreciation and
 depreciation on foreign currency contracts are reported in
the Statement of
 Assets and Liabilities as a receivable or payable and in the
Statement of
 Operations with the change in unrealized appreciation or
depreciation.

    The Fund may realize a gain or loss upon the closing or
settlement of the
 foreign currency transactions. Such realized gains and
losses are reported with
 all other foreign currency gains and losses in the Statement of Operations.

 As of August 31, 2002, the Fund had outstanding foreign
currency contracts as
 follows:

                           EXPIRATION           CONTRACT
VALUATION AS OF        UNREALIZED      UNREALIZED
 CONTRACT DESCRIPTION            DATE      AMOUNT (000S)
AUGUST 31, 2002      APPRECIATION    DEPRECIATION
---------------------------------------------------------------------------------------------------------------

 Contracts to Sell
 Canadian Dollar [CAD]          9/3/02
5,137CAD        $ 3,292,496        $ 1,327          $ 3,611

--------------------------------------------------------------------------------
 6. ILLIQUID SECURITIES

 As of August 31, 2002, investments in securities included
issues that are
 illiquid. A security may be considered illiquid if it lacks a readily available
 market or if its valuation has not changed for a certain
period of time. The
 Fund intends to invest no more than 10% of its net assets
(determined at the
 time of purchase and reviewed periodically) in illiquid
securities. The
 aggregate value of illiquid securities subject to this
limitation as of August
 31, 2002 was $1,258,400, which represents 0.01% of the
Fund's net assets.
--------------------------------------------------------------------------------
 7. BANK BORROWINGS

 The Fund may borrow from a bank for temporary or emergency
purposes including,
 without limitation, funding of shareholder redemptions
provided asset coverage
 for borrowings exceeds 300%. The Fund has entered into an
agreement which
 enables it to participate with other Oppenheimer funds in an unsecured line of
 credit with a bank, which permits borrowings up to $400
million, collectively.
 Interest is charged to each fund, based on its borrowings,
at a rate equal to
 the Federal Funds Rate plus 0.45%. Borrowings are payable
within 30 days after
 such loan is executed. The Fund also pays a commitment fee
equal to its pro
 rata share of the average unutilized amount of the credit
facility at a rate of
 0.08% per annum.

     The Fund had no borrowings outstanding during the year
ended or at August
31, 2002.

FINANCIAL HIGHLIGHTS

                                              Six
Months
Year

Ended
Ended
                                       February 28,
2003
August 31,
 Class A
(Unaudited)            2002        2001        2000
1999          1998
----------------------------------------------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period            $
27.90         $ 32.15     $ 45.41     $ 42.89     $
32.32       $ 33.87
----------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income
..13             .16         .14         .21
..19           .29
 Net realized and unrealized gain (loss)
(2.88)          (4.29)     (11.18)       6.79
12.03           .99

------------------------------------------------------------------------------
 Total from investment operations
(2.75)          (4.13)     (11.04)       7.00
12.22          1.28
----------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income
(.19)           (.07)       (.12)         --
(.15)         (.33)
 Distributions from net realized gain
--            (.05)      (2.10)      (4.48)
(1.50)        (2.50)

------------------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders
(.19)           (.12)      (2.22)      (4.48)
(1.65)        (2.83)
----------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period
$24.96          $27.90      $32.15      $45.41
$42.89        $32.32

==============================================================================

----------------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 1
(9.89)%       (12.90)%     (24.85)%     17.74%
38.62%         3.68%

----------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period
 (in thousands)                               $5,763,311
$6,443,983  $7,320,747  $9,264,943  $7,723,607    $4,932,817
----------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)            $6,094,340
$7,203,226  $7,954,409  $8,428,173  $6,721,568    $5,184,111
----------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income
1.01%           0.52%       0.47%       0.54%
0.50%         0.83%
 Expenses
0.98%           0.99%       0.86%       0.90%
0.91%         0.90% 3
----------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate
48%             78%         76%         73%
72%           81%

1. Assumes an investment on the business day before the first day of the fiscal
period, with all dividends and distributions reinvested in
additional shares on
the reinvestment date, and redemption at the net asset value calculated on the
last business day of the fiscal period. Sales charges are not reflected in the
total returns. Total returns are not annualized for periods
of less than one
full year.
2. Annualized for periods of less than one full year.
3. Expense ratio has been calculated without adjustment for
the reduction to
custodian expenses.

See accompanying Notes to Financial Statements.

                       23 | OPPENHEIMER MAIN STREET FUND

FINANCIAL HIGHLIGHTS Continued

                                             Six
Months
Year

Ended
Ended
                                      February 28,
2003
August 31,
 Class B
(Unaudited)         2002          2001          2000
1999          1998
------------------------------------------------------------------------------------------------------------------------------
 Per Share Operating
Data

 Net asset value, beginning of period          $ 27.04
$ 31.34       $ 44.50       $ 42.42       $ 32.07       $
33.66
------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment
operations:
 Net investment income (loss)
(.06)         (.20)         (.13)         (.08)
(.08)          .04
 Net realized and unrealized gain (loss)
(2.72)        (4.05)       (10.93)         6.64
11.93           .96

-------------------------------------------------------------------------------
 Total from investment operations
(2.78)        (4.25)       (11.06)         6.56
11.85          1.00
------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to
shareholders:
 Dividends from net investment income
--            --            --            --
--          (.09)
 Distributions from net realized gain
--          (.05)        (2.10)        (4.48)
(1.50)        (2.50)

-------------------------------------------------------------------------------
 Total dividends and/or
distributions
 to shareholders
--          (.05)        (2.10)        (4.48)
(1.50)        (2.59)
------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                 $24.26
$27.04        $31.34        $44.50        $42.42        $32.07

===============================================================================

------------------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 1             (10.28)%
(13.58)%      (25.39)%       16.84%        37.62%
2.86%

------------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental
Data

 Net assets, end of
period
 (in thousands)                             $2,744,808
$3,510,800    $5,404,510    $8,367,040    $7,072,718
$4,168,498
------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)          $3,072,357
$4,607,653    $6,630,335    $7,628,232    $5,930,303
$4,122,775
------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:
2
 Net investment income (loss)
0.16%        (0.25)%       (0.29)%       (0.22)%
(0.26)%        0.06%
 Expenses
1.83%         1.75%         1.61%         1.66%
1.66%         1.66% 3
------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate
48%           78%           76%           73%
72%           81%

1. Assumes an investment on the business day before the first day of the fiscal
period, with all dividends and distributions reinvested in
additional shares on
the reinvestment date, and redemption at the net asset value calculated on the
last business day of the fiscal period. Sales charges are not reflected in the
total returns. Total returns are not annualized for periods
of less than one
full year.
2. Annualized for periods of less than one full year.
3. Expense ratio has been calculated without adjustment for
the reduction to
custodian expenses.

See accompanying Notes to Financial Statements.

                       24 | OPPENHEIMER MAIN STREET FUND

                                         Six
Months
Year

Ended
Ended
                                  February 28,
2003
August 31,
 Class C                                (Unaudited)
2002              2001           2000           1999
1998
---------------------------------------------------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period       $ 27.03       $
31.33           $ 44.50        $ 42.41        $ 32.07       $
33.64
---------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                   .01
(.11)             (.11)          (.08)
(.09)          .03
 Net realized and unrealized gain (loss)      (2.77)
(4.14)           (10.96)          6.65
11.93           .98

-------------------------------------------------------------------------------------
 Total from investment operations             (2.76)
(4.25)           (11.07)          6.57
11.84          1.01
---------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income
--            --                --             --
--          (.08)
 Distributions from net realized gain            --
(.05)            (2.10)         (4.48)         (1.50)
(2.50)

-------------------------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                 --
(.05)            (2.10)         (4.48)         (1.50)
(2.58)
---------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period              $24.27
$27.03            $31.33         $44.50         $42.41
$32.07

=====================================================================================

---------------------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 1          (10.21)%
(13.58)%          (25.42)%        16.87%
37.59%         2.91%

---------------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period
 (in thousands)                          $1,022,415
$1,198,517        $1,562,452     $2,213,568     $1,850,787
$1,144,692
---------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)       $1,102,458
$1,432,566        $1,825,540     $2,004,263     $1,583,189
$1,184,355
---------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income (loss)                  0.24%
(0.24)%           (0.29)%        (0.23)%
(0.25)%        0.07%
 Expenses                                      1.75%
1.75%             1.61%          1.67%          1.66%
1.65% 3
---------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate
48%           78%               76%            73%
72%           81%

1. Assumes an investment on the business day before the first day of the fiscal
period, with all dividends and distributions reinvested in
additional shares on
the reinvestment date, and redemption at the net asset value calculated on the
last business day of the fiscal period. Sales charges are not reflected in the
total returns. Total returns are not annualized for periods
of less than one
full year.
2. Annualized for periods of less than one full year.
3. Expense ratio has been calculated without adjustment for
the reduction to
custodian expenses.

See accompanying Notes to Financial Statements.

                       25 | OPPENHEIMER MAIN STREET FUND

FINANCIAL HIGHLIGHTS Continued

Six Months                               Year

Ended                              Ended
                                                    February
28, 2003                         August 31,
 Class N
(Unaudited)               2002          2001 1
----------------------------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period
$ 27.72            $ 32.09         $ 34.36
----------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment
income
..14                .12             .02
 Net realized and unrealized
loss                               (2.86)
(4.31)          (2.29)

--------------------------------------------
 Total from investment
operations                               (2.72)
(4.19)          (2.27)
----------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment
income                            (.24)
(.13)             --
 Distributions from net realized
gain                              --
(.05)             --

--------------------------------------------
 Total dividends and/or distributions to
shareholders            (.24)              (.18)
--
----------------------------------------------------------------------------------------------------------
 Net asset value, end of
period                                $24.76
$27.72          $32.09

============================================

----------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value
2                             (9.86)%
(13.15)%         (6.61)%

----------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)
$57,879            $43,464          $7,641
----------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)
$52,337            $28,141          $2,672
----------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment
income
1.06%              0.28%           0.36%

Expenses
1.01%              1.24%           1.16%
----------------------------------------------------------------------------------------------------------
 Portfolio turnover
rate
48%                78%             76%

1. For the period from March 1, 2001 (inception of offering)
to August 31, 2001.
2. Assumes an investment on the business day before the first day of the fiscal
period (or inception of offering), with all dividends and
distributions
reinvested in additional shares on the reinvestment date, and redemption at the
net asset value calculated on the last business day of the
fiscal period. Sales
charges are not reflected in the total returns. Total returns are not annualized
for periods of less than one full year.
3. Annualized for periods of less than one full year.

See accompanying Notes to Financial Statements.

                       26 | OPPENHEIMER MAIN STREET FUND

                                               Six
Months
Year

Ended
Ended
                                        February 28,
2003
August 31,
 Class Y
(Unaudited)              2002          2001
2000         1999        1998
-----------------------------------------------------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period             $
28.02           $ 32.28       $ 45.64        $ 43.00      $
32.38     $ 33.94
-----------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income
..13               .19           .17            .24
..24         .38
 Net realized and unrealized gain (loss)
(2.86)            (4.28)       (11.22)          6.88
12.07         .97

----------------------------------------------------------------------------------
 Total from investment operations
(2.73)            (4.09)       (11.05)          7.12
12.31        1.35
-----------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income
(.24)             (.12)         (.21)            --
(.19)       (.41)
 Distributions from net realized gain
--              (.05)        (2.10)         (4.48)
(1.50)      (2.50)

----------------------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders
(.24)             (.17)        (2.31)         (4.48)
(1.69)      (2.91)
-----------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period
$25.05            $28.02        $32.28         $45.64
$43.00      $32.38

==================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 1
(9.81)%          (12.74)%      (24.76)%        18.00%
38.84%       3.88%

-----------------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)
$218,014          $225,298      $225,475       $260,289
$148,397     $53,063
-----------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)
$218,047          $227,835      $239,222       $205,586     $
99,155     $36,554
-----------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income
1.14%             0.74%         0.60%          0.77%
0.63%       1.02%
 Expenses
0.97%             0.92%         0.79% 3        0.66%
0.77%       0.67% 4
 Expenses, net of reduction to custodian
 expenses and/or voluntary waiver of
 transfer agent fees
0.86%             0.78%         0.73%          0.66%
0.77%       0.67%
-----------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate
48%               78%           76%            73%
72%         81%

1. Assumes an investment on the business day before the first day of the fiscal
period, with all dividends and distributions reinvested in
additional shares on
the reinvestment date, and redemption at the net asset value calculated on the
last business day of the fiscal period. Sales charges are not reflected in the
total returns. Total returns are not annualized for periods
of less than one
full year.
2. Annualized for periods of less than one full year.
3. Added since August 31, 2001 to reflect expenses before
reduction to custodian
expenses and voluntary waiver of transfer agent fees.
4. Expense ratio has been calculated without adjustment for
the reduction to
custodian expenses.

See accompanying Notes to Financial Statements.

                       27 | OPPENHEIMER MAIN STREET FUND

NOTES TO FINANCIAL STATEMENTS Unaudited

--------------------------------------------------------------------------------
 1. Significant Accounting Policies
 Oppenheimer Main Street Growth & Income Fund (the Fund) is a
separate series of
 Oppenheimer Main Street Funds, Inc., an open-end management investment company
 registered under the Investment Company Act of 1940, as
amended. The Fund's
 investment objective is to seek a high total return. The
Fund's investment
 advisor is OppenheimerFunds, Inc. (the Manager).
    The Fund offers Class A, Class B, Class C, Class N and
Class Y shares. Class
 A shares are sold at their offering price, which is normally net asset value
 plus a front-end sales charge. Class B, Class C and Class N shares are sold
 without a front-end sales charge but may be subject to a
contingent deferred
 sales charge (CDSC). Class N shares are sold only through
retirement plans.
 Retirement plans that offer Class N shares may impose
charges on those
 accounts. Class Y shares are sold to certain institutional
investors without
 either a front-end sales charge or a CDSC. All classes of
shares have identical
 rights and voting privileges. Earnings, net assets and net
asset value per
 share may differ by minor amounts due to each class having
its own expenses
 directly attributable to that class. Classes A, B, C and N
have separate
 distribution and/or service plans. No such plan has been
adopted for Class Y
 shares. Class B shares will automatically convert to Class A shares six years
 after the date of purchase.
    The following is a summary of significant accounting
policies consistently
 followed by the Fund.
--------------------------------------------------------------------------------
 Securities Valuation. Securities listed or traded on
National Stock Exchanges
 or other domestic or foreign exchanges are valued based on
the last sale price
 of the security traded on that exchange prior to the time
when the Fund's
 assets are valued. In the absence of a sale, the security is valued at the last
 sale price on the prior trading day, if it is within the
spread of the closing
 bid and asked prices, and if not, at the closing bid price.
Securities
 (including restricted securities) for which quotations are
not readily
 available are valued primarily using dealer-supplied
valuations, a portfolio
 pricing service authorized by the Board of Directors, or at their fair value.
 Fair value is determined in good faith under consistently
applied procedures
 under the supervision of the Board of Directors. Short-term
"money market type"
 debt securities with remaining maturities of sixty days or
less are valued at
 amortized cost (which approximates market value).
--------------------------------------------------------------------------------
 Foreign Currency Translation. The accounting records of the
Fund are maintained
 in U.S. dollars. Prices of securities denominated in foreign currencies are
 translated into U.S. dollars at the closing rates of
exchange. Amounts related
 to the purchase and sale of foreign securities and
investment income are
 translated at the rates of exchange prevailing on the
respective dates of such
 transactions.
    The effect of changes in foreign currency exchange rates
on investments is
 separately identified from the fluctuations arising from
changes in market
 values of securities held and reported with all other
foreign currency gains
 and losses in the Fund's Statement of Operations.

                       28 | OPPENHEIMER MAIN STREET FUND

--------------------------------------------------------------------------------
 Joint Repurchase Agreements. The Fund, along with other
affiliated funds of the
 Manager, may transfer uninvested cash balances into one or
more joint
 repurchase agreement accounts. These balances are invested
in one or more
 repurchase agreements, secured by U.S. government
securities. Securities
 pledged as collateral for repurchase agreements are held by a custodian bank
 until the agreements mature. Each agreement requires that
the market value of
 the collateral be sufficient to cover payments of interest
and principal;
 however, in the event of default by the other party to the
agreement, retention
 of the collateral may be subject to legal proceedings.
--------------------------------------------------------------------------------
 Allocation of Income, Expenses, Gains and Losses. Income,
expenses (other than
 those attributable to a specific class), gains and losses
are allocated daily
 to each class of shares based upon the relative proportion
of net assets
 represented by such class. Operating expenses directly
attributable to a
 specific class are charged against the operations of that
class.
--------------------------------------------------------------------------------
 Federal Taxes. The Fund intends to continue to comply with
provisions of the
 Internal Revenue Code applicable to regulated investment
companies and to
 distribute all of its taxable income, including any net
realized gain on
 investments not offset by capital loss carryforwards, if
any, to shareholders.
 Therefore, no federal income or excise tax provision is
required.
    As of February 28, 2003, the Fund had available for
federal income tax
 purposes an estimated unused capital loss carryforward of
$2,455,015,051. This
 estimated capital loss carryforward represents the
carryforward as of the end
 of the last fiscal year, increased for losses deferred under tax accounting
 rules for the current fiscal year and is increased or
decreased by capital
 losses or gains realized in the first six months of the
current fiscal year.
 During the period, the Fund used $0 of carryforward to
offset capital gains
 realized.

 As of August 31, 2002, the Fund had available for federal
income tax purposes
 an unused capital loss carryforward as follows:

                              Expiring
                              ---------------------------
                              2010           $878,523,150

--------------------------------------------------------------------------------
 Dividends and Distributions to Shareholders. Dividends and
distributions to
 shareholders, which are determined in accordance with income tax regulations,
 are recorded on the ex-dividend date.
--------------------------------------------------------------------------------
 Classification of Dividends and Distributions to
Shareholders. Net investment
 income (loss) and net realized gain (loss) may differ for
financial statement
 and tax purposes primarily because of the recognition of
certain foreign
 currency gains (losses) as ordinary income (loss) for tax
purposes. The
 character of dividends and distributions made during the
fiscal year from net
 investment income or net realized gains may differ from
their ultimate
 characterization for federal income tax purposes. Also, due to timing of
 dividends and distributions, the fiscal year in which
amounts are distributed
 may differ from the fiscal year in which the income or net
realized gain was
 recorded by the Fund.

                       29 | OPPENHEIMER MAIN STREET FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

--------------------------------------------------------------------------------
 1. Significant Accounting Policies Continued
 The tax character of distributions paid during the six
months ended February
 28, 2003 and the year ended August 31, 2002 was as follows:

                                      Six Months
Ended          Year Ended
                                     February 28, 2003
August 31, 2002

---------------------------------------------------------------
            Distributions paid from:
            Ordinary income              $  47,193,394
$  15,915,353
            Long-term capital gain
--          23,639,216
            Return of capital
--                  --

----------------------------------
            Total                        $
47,193,394         $39,554,569

==================================

--------------------------------------------------------------------------------
 Investment Income. Dividend income is recorded on the
ex-dividend date or upon
 ex-dividend notification in the case of certain foreign
dividends where the
 ex-dividend date may have passed. Non-cash dividends
included in dividend
 income, if any, are recorded at the fair market value of the securities
 received. Interest income, which includes accretion of
discount and
 amortization of premium, is accrued as earned.
--------------------------------------------------------------------------------
 Security Transactions. Security transactions are recorded on the trade date.
 Realized gains and losses on securities sold are determined on the basis of
 identified cost.
--------------------------------------------------------------------------------
 Other. The preparation of financial statements in conformity with accounting
 principles generally accepted in the United States of
America requires
 management to make estimates and assumptions that affect the reported amounts
 of assets and liabilities and disclosure of contingent
assets and liabilities
 at the date of the financial statements and the reported
amounts of income and
 expenses during the reporting period. Actual results could
differ from those
 estimates.

--------------------------------------------------------------------------------
 2. Shares of Capital Stock
 The Fund has authorized 840 million shares of $.01 par value capital stock of
 each class. Transactions in shares of capital stock were as follows:

                          Six Months Ended February 28,
2003           Year Ended August 31, 2002
                                  Shares
Amount           Shares              Amount
--------------------------------------------------------------------------------------------------

 Class A
 Sold                         27,202,970       $
714,020,129       57,015,786     $ 1,776,402,610
 Dividends and/or
 distributions reinvested      1,539,851
40,960,087          761,969          24,779,385
 Redeemed                    (28,824,725)
(749,143,066)     (54,472,499)     (1,652,634,451)

---------------------------------------------------------------------
 Net increase (decrease)         (81,904)      $
5,837,150        3,305,256     $   148,547,544

=====================================================================

--------------------------------------------------------------------------------------------------
 Class B
 Sold                          6,657,449       $
170,023,455       16,064,824     $   486,429,385
 Dividends and/or
 distributions reinvested             --
--          241,561           7,655,080
 Redeemed                    (23,382,430)
(594,875,671)     (58,925,314)     (1,763,790,147)

---------------------------------------------------------------------
 Net decrease                (16,724,981)
$(424,852,216)     (42,618,929)    $(1,269,705,682)

=====================================================================

                       30 | OPPENHEIMER MAIN STREET FUND

                          Six Months Ended February 28,
2003           Year Ended August 31, 2002
                                  Shares
Amount           Shares              Amount
--------------------------------------------------------------------------------------------------

 Class C
 Sold                          3,010,409       $
76,875,683        5,601,281       $ 168,931,421
 Dividends and/or
 distributions reinvested             --
--           66,833           2,117,929
 Redeemed                     (5,216,399)
(131,203,087)     (11,204,768)       (331,485,657)

---------------------------------------------------------------------
 Net decrease                 (2,205,990)      $
(54,327,404)      (5,536,654)      $(160,436,307)

=====================================================================

--------------------------------------------------------------------------------------------------
 Class N
 Sold                          1,038,924       $
26,842,357        1,587,930       $  49,389,515
 Dividends and/or
 distributions reinvested         18,620
491,777            2,577              83,453
 Redeemed                       (288,080)
(7,394,819)        (260,531)         (7,795,130)

---------------------------------------------------------------------
 Net increase                    769,464       $
19,939,315        1,329,976       $  41,677,838

=====================================================================

--------------------------------------------------------------------------------------------------
 Class Y
 Sold                          2,096,524       $
55,190,273        3,654,159       $ 113,685,089
 Dividends and/or
 distributions reinvested         71,957
1,919,814           36,629           1,194,830
 Redeemed                     (1,504,059)
(39,334,286)      (2,635,983)        (80,677,547)

---------------------------------------------------------------------
 Net increase                    664,422       $
17,775,801        1,054,805       $  34,202,372

=====================================================================

--------------------------------------------------------------------------------
 3. Purchases and Sales of Securities
 The aggregate cost of purchases and proceeds from sales of
securities, other
 than short-term obligations, for the six months ended
February 28, 2003, were
 $5,001,476,642 and $5,381,706,582, respectively.

--------------------------------------------------------------------------------
 4. Fees and Other Transactions with Affiliates
 Management Fees. Management fees paid to the Manager were in accordance with
 the investment advisory agreement with the Fund which
provides for a fee of
 0.65% of the first $200 million of average annual net assets of the Fund, 0.60%
 of the next $150 million, 0.55% of the next $150 million,
and 0.45% of average
 annual net assets in excess of $500 million.

--------------------------------------------------------------------------------
 Transfer Agent Fees. OppenheimerFunds Services (OFS), a
division of the
 Manager, acts as the transfer and shareholder servicing
agent for the Fund. The
 Fund pays OFS a $19.75 per account fee.
    Additionally, Class Y shares are subject to minimum fees
of $5,000 for
 assets of less than $10 million and $10,000 for assets of
$10 million or more.
 The Class Y shares are subject to the minimum fees in the
event that the per
 account fee does not equal or exceed the applicable minimum fees. OFS may
 voluntarily waive the minimum fees.
    OFS has voluntarily agreed to limit transfer and
shareholder servicing agent
 fees up to an annual rate of 0.35% of average annual net
assets for all
 classes. This undertaking may be amended or withdrawn at any time.

                       31 | OPPENHEIMER MAIN STREET FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

--------------------------------------------------------------------------------
 4. Fees and Other Transactions with Affiliates Continued
 Distribution and Service Plan (12b-1) Fees. Under its
General Distributor's
 Agreement with the Manager, OppenheimerFunds Distributor,
Inc. (the
 Distributor) acts as the Fund's principal underwriter in the continuous public
 offering of the different classes of shares of the Fund.

 The compensation paid to (or retained by) the Distributor
from the sale of
 shares or on the redemption of shares is shown in the table below for the
 period indicated.

                      Aggregate        Class A
Concessions           Concessions
Concessions          Concessions
                      Front-End      Front-End           on
Class A            on Class B           on Class C
on Class N
                  Sales Charges  Sales Charges
Shares                Shares
Shares               Shares
 Six Months          on Class A    Retained by
Advanced by           Advanced by          Advanced
by          Advanced by
 Ended                   Shares    Distributor
Distributor 1         Distributor 1        Distributor
1        Distributor 1
-----------------------------------------------------------------------------------------------------------------------------------

 February 28, 2003   $4,641,326       $951,479
$439,255            $5,213,040
$575,599             $182,165

 1. The Distributor advances concession payments to dealers
for certain sales of
 Class A shares and for sales of Class B, Class C and Class N shares from its
 own resources at the time of sale.

                                    Class A            Class
B             Class C             Class N
                                 Contingent
Contingent          Contingent          Contingent
                                   Deferred
Deferred            Deferred            Deferred
                              Sales Charges      Sales
Charges       Sales Charges       Sales Charges
 Six Months                     Retained by        Retained
by         Retained by         Retained by
 Ended                          Distributor
Distributor         Distributor         Distributor
-------------------------------------------------------------------------------------------------------

 February 28, 2003                  $63,906
$6,186,922             $55,902             $80,136

--------------------------------------------------------------------------------
 Service Plan for Class A Shares. The Fund has adopted a
Service Plan for Class
 A Shares. It reimburses the Distributor for a portion of its costs incurred for
 services provided to accounts that hold Class A shares.
Reimbursement is made
 quarterly at an annual rate of up to 0.25% of the average
annual net assets of
 Class A shares of the Fund. For the six months ended
February 28, 2003,
 payments under the Class A Plan totaled $7,404,277, all of
which were paid by
 the Distributor to recipients, and included $352,237 paid to an affiliate of
 the Manager. Any unreimbursed expenses the Distributor
incurs with respect to
 Class A shares in any fiscal year cannot be recovered in
subsequent years.

--------------------------------------------------------------------------------
 Distribution and Service Plans for Class B, Class C and
Class N Shares. The
 Fund has adopted Distribution and Service Plans for Class B,
Class C and Class
 N shares. Under the plans, the Fund pays the Distributor an annual asset-based
 sales charge of 0.75% per year on Class B shares and on
Class C shares and the
 Fund pays the Distributor an annual asset-based sales charge of 0.25% per year
 on Class N shares. The Distributor also receives a service
fee of 0.25% per
 year under each plan.

 Distribution fees paid to the Distributor for the six months ended February 28,
 2003, were as follows:

Distributor's

Distributor's          Aggregate

Aggregate       Unreimbursed

Unreimbursed      Expenses as %
                        Total Payments          Amount
Retained               Expenses      of Net Assets
                            Under Plan           by
Distributor             Under Plan           of Class
---------------------------------------------------------------------------------------------------------

 Class B Plan              $15,256,452
$11,702,117            $64,036,926               2.33%
 Class C Plan                5,471,807
744,061             24,905,201               2.44
 Class N Plan                  129,571
114,483              1,203,533               2.08

                       32 | OPPENHEIMER MAIN STREET FUND

--------------------------------------------------------------------------------
 5. Foreign Currency Contracts
 A foreign currency contract is a commitment to purchase or
sell a foreign
 currency at a future date, at a negotiated rate. The Fund
may enter into
 foreign currency contracts for operational purposes and to
seek to protect
 against adverse exchange rate fluctuations. Risks to the
Fund include the
 potential inability of the counterparty to meet the terms of the contract.
    The net U.S. dollar value of foreign currency underlying
all contractual
 commitments held by the Fund and the resulting unrealized
appreciation or
 depreciation are determined using foreign currency exchange rates as provided
 by a reliable bank, dealer or pricing service. Unrealized
appreciation and
 depreciation on foreign currency contracts are reported in
the Statement of
 Assets and Liabilities as a receivable or payable and in the
Statement of
 Operations with the change in unrealized appreciation or
depreciation.
    The Fund may realize a gain or loss upon the closing or
settlement of the
 foreign currency transactions. Such realized gains and
losses are reported with
 all other foreign currency gains and losses in the Statement of Operations.

--------------------------------------------------------------------------------
 6. Illiquid Securities
 As of February 28, 2003, investments in securities included issues that are
 illiquid. A security may be considered illiquid if it lacks a readily available
 market or if its valuation has not changed for a certain
period of time. The
 Fund intends to invest no more than 10% of its net assets
(determined at the
 time of purchase and reviewed periodically) in illiquid
securities. The
 aggregate value of illiquid securities subject to this
limitation as of
 February 28, 2003 was $97,500, which represents less than
0.01% of the Fund's
 net assets.

--------------------------------------------------------------------------------
 7. Bank Borrowings
 The Fund had the ability to borrow from a bank for temporary or emergency
 purposes provided asset coverage for borrowings exceeded
300%. The Fund and
 other Oppenheimer funds participated in a $400 million
unsecured line of credit
 with a bank. Under that unsecured line of credit, interest
was charged to each
 fund, based on its borrowings, at a rate equal to the
Federal Funds Rate plus
 0.45%. Under that credit facility, the Fund paid a
commitment fee equal to its
 pro rata share of the average unutilized amount of the
credit facility at a
 rate of 0.08% per annum. The credit facility was terminated on November 12,
 2002.
    The Fund had no borrowings through November 12, 2002.

INFORMATION AND SERVICES

For More Information on Oppenheimer Main Street(R)Growth & Income Fund.
The following additional information about the Fund is available without charge upon request:

STATEMENT OF ADDITIONAL INFORMATION. This document includes additional information about the Fund's investment policies, risks, and operations. It is incorporated by reference into this Prospectus (which means it is legally part of this Prospectus).

ANNUAL AND SEMI-ANNUAL REPORTS. Additional information about the Fund's investments and performance is available in the Fund's Annual and Semi-Annual
Reports to shareholders. The Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

How to Get More Information
You can request the Statement of Additional Information, the Annual and
Semi-Annual Reports, the notice explaining the Fund's privacy policy and other information about the Fund or your account:

------------------------------------------------------------------------------
By Telephone:                 Call OppenheimerFunds Services toll-free:
                              1.800.CALL.OPP (225.5677)
------------------------------------------------------------------------------
------------------------------------------------------------------------------
By Mail:                      Write to:
                              OppenheimerFunds Services
                              P.O. Box 5270
                              Denver, Colorado 80217-5270
------------------------------------------------------------------------------
------------------------------------------------------------------------------
On the Internet:              You can send us a request by e-mail or read or
                              down-load documents on the OppenheimerFunds
                              website: WWW.OPPENHEIMERFUNDS.COM
                                       ------------------------
------------------------------------------------------------------------------

Information about the Fund including the Statement of Additional Information can be reviewed and copied at the SEC's Public Reference Room in Washington,
D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1.202.942.8090.  Reports and other information about the Fund are available on the EDGAR database on the SEC's Internet website at WWW.SEC.GOV. Copies may be obtained after payment of a duplicating
           -----------
fee by electronic request at the SEC's e-mail address: publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.
No one has been authorized to provide any information about the Fund or to make any representations about the Fund other than what is contained in this
Prospectus. This Prospectus is not an offer to sell shares of the Fund, nor a solicitation of an offer to buy shares of the Fund, to any person in any state or other jurisdiction where it is unlawful to make such an offer.

The Fund's shares are distributed by:                [logo]   OppenheimerFunds
Distributor, Inc.
The Fund's SEC File No. 811-5360
PR0700.001.1002
Printed on recycled paper

                        APPENDIX TO THE PROSPECTUS OF
                OPPENHEIMER MAIN STREET(R)GROWTH & INCOME FUND

      Graphic material included in the Prospectus of Oppenheimer Main Street
Growth & Income Fund ("the Fund") "Annual Total Returns (Class A)(% as of
12/31 each year)":

      A bar chart will be included in the Prospectus of the Fund depicting the annual total returns of a hypothetical investment in Class A shares of the Fund for each of the ten most recent calendar years, without deducting sales charges. Set forth below are the relevant data points that will appear in the bar chart:

--------------------------------------------------------------------
Calendar Year Ended:             Annual Total Returns
--------------------------------------------------------------------
--------------------------------------------------------------------
12/31/92                         31.08%
--------------------------------------------------------------------
--------------------------------------------------------------------
12/31/93                         35.38%
--------------------------------------------------------------------
--------------------------------------------------------------------
12/31/94                         -1.53%
--------------------------------------------------------------------
--------------------------------------------------------------------
12/31/95                         30.77%
--------------------------------------------------------------------
--------------------------------------------------------------------
12/31/96                         15.70%
--------------------------------------------------------------------
--------------------------------------------------------------------
12/31/97                         26.59%
--------------------------------------------------------------------
--------------------------------------------------------------------
12/31/98                         25.19%
--------------------------------------------------------------------
--------------------------------------------------------------------
12/31/99                         17.12%
--------------------------------------------------------------------
--------------------------------------------------------------------
12/31/00                         - 7.94%
--------------------------------------------------------------------
--------------------------------------------------------------------
12/31/01                         -10.46%
--------------------------------------------------------------------

700ps_485(b)_1002

 OPPENHEIMER MAIN STREET GROWTH & INCOME FUND(R)
                    Supplement dated April 30, 2003 to the
          Statement of Additional Information dated October 23, 2002

The Statement of Additional Information is changed as follows:

1. On February 24, 2003, the Fund's Board of Directors approved changing the name of "Oppenheimer Main Street Growth & Income Fund" to "Oppenheimer
   Main Street Fund" effective April 30, 2003.  References in the Statement of Additional Information to Oppenheimer Main Street Growth & Income Fund
   should be replaced by the new fund name Oppenheimer Main Street Fund.

2.    The section titled "Investment in Other Investment Companies" on page 7 is amended by adding the following sentence to the end of the first paragraph:

      As a non-fundamental policy, the Fund cannot invest in the securities of other registered open-end investment companies or registered unit investment trusts in reliance on sub-paragraph
      (F) or (G) of section 12(d)(1) of the Investment Company Act.

April 30, 2003                                        PX0700.013

Oppenheimer Main Street(R)Growth & Income Fund

6803 South Tucson Way, Centennial, Colorado 80112-3924
1.800.CALL.OPP (225.5677)

Statement of Additional Information dated October 23, 2002

      This Statement of Additional Information is not a prospectus.  This document contains additional information about the Fund and supplements information in the Prospectus dated October 23, 2002.  It should be read together with the Prospectus, which may be obtained by writing to the Fund's
Transfer Agent, OppenheimerFunds Services, at P.O. Box 5270, Denver, Colorado
80217, or by calling the Transfer Agent at the toll-free number shown above, or by downloading it from the OppenheimerFunds Internet website at
www.oppenheimerfunds.com.

Contents
                                                                        Page
About the Fund

About Your Account

Financial Information About the Fund

------------------------------------------------------------------------------

A B O U T  T H E  F U N D
------------------------------------------------------------------------------

Additional Information About the Fund's Investment Policies and Risks

The investment objective, the principal investment policies and the main risks of the Fund are described in the Prospectus. This Statement of
Additional Information contains supplemental information about those policies and risks and the types of securities that the Fund's investment Manager,
OppenheimerFunds, Inc., can select for the Fund. Additional information is also provided about the strategies that the Fund can use to try to achieve its objective.

The Fund's Investment Policies.  The composition of the Fund's portfolio and the techniques and strategies that the Fund's Manager can use in selecting portfolio securities will vary over time.  The Fund is not required to use any of the investment techniques and strategies described below at all times in seeking its goal.  It can use some of the special investment techniques and strategies at some times or not at all.

      |X|   Investments in Equity Securities.  The Fund does not limit its investments in equity securities to issuers having a market capitalization of a specified size or range, and therefore can invest in securities of small-, mid- and large-capitalization issuers. At times, the Fund can focus its equity investments in securities of one or more capitalization ranges, based upon the Manager's judgment of where the best market opportunities are to seek the Fund's objective. At times, the market may favor or disfavor securities of issuers of a particular capitalization range.  Securities of small capitalization issuers may be subject to greater price volatility in general than securities of larger companies. Therefore, if the Fund is focusing on or has substantial investments in smaller capitalization companies at times of market volatility, the Fund's share prices may fluctuate more than that of funds focusing on larger capitalization issuers.

         |_|      Rights and Warrants.  The Fund can invest up to 10% of its total assets in warrants or rights, although the Fund does not currently intend to invest more than 5% of its total assets in warrants or rights.
Warrants basically are options to purchase equity securities at specific prices valid for a specific period of time.  Their prices do not necessarily move parallel to the prices of the underlying securities.  Rights are similar to warrants, but normally have a short duration and are distributed directly by the issuer to its shareholders.  Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

         |_|   Convertible Securities. Convertible securities are debt
securities that are convertible into an issuer's common stock. Convertible securities rank senior to common stock in a corporation's capital structure and therefore are subject to less risk than common stock in case of the issuer's bankruptcy or liquidation.

      The value of a convertible security is a function of its "investment value" and its "conversion value." If the investment value exceeds the conversion value, the security will behave more like a debt security, and the security's price will likely increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the security will behave more like an equity security.  In that case, it will likely sell at a premium over its conversion value, and its price will tend to fluctuate directly with the price of the underlying security.
      While some convertible securities are a form of debt security, in many cases their conversion feature (allowing conversion into equity securities)
caused them to be regarded by the Manager more as "equity equivalents."  As a result, the rating assigned to the security has less impact on the Manager's investment decision than in the case of non-convertible fixed-income securities.

      To determine whether convertible securities should be regarded as
"equity equivalents," the Manager examines the following factors:

o     whether, at the option of the investor, the convertible security can be exchanged for a fixed number of shares of common stock of the issuer,
o     whether the issuer of the convertible securities has restated its earnings per share of common stock on a fully diluted basis
      (considering the effect of conversion of the convertible securities),
      and
o     the extent to which the convertible security may be a defensive "equity substitute," providing the ability to participate in any appreciation in the price of the issuer's common stock.

      |X|   Investments in Bonds and Other Debt Securities.  The Fund can
invest in bonds, debentures and other debt securities to seek its investment objective. Because the Fund currently emphasizes investments in equity securities, such as stocks, it is not anticipated that significant amounts of the Fund's assets will be invested in debt securities.  However, if market conditions suggest that debt securities may offer better total return opportunities than stocks, or if the Manager determines to seek a higher amount of current income to distribute to shareholders, the Manager can shift more of the Fund's investments into debt securities.

      The Fund's debt investments can include investment-grade and non-investment-grade bonds (commonly referred to as "junk bonds").
Investment-grade bonds are bonds rated at least "Baa" by Moody's Investors
Service, Inc., or at least "BBB" by Standard & Poor's Corporation or Fitch,
Inc., or that have comparable ratings by another nationally-recognized rating organization. In making investments in debt securities, the Manager can rely to some extent on the ratings of ratings organizations or it can use its own research to evaluate a security's credit-worthiness. If the securities that the Fund buys are unrated, to be considered part of the Fund's holdings of investment-grade securities, they must be judged by the Manager to be of comparable quality to bonds rated as investment grade by a rating organization.

|_|   U.S. Government Securities.  The Fund can buy securities issued or guaranteed by the U.S. government or its agencies and instrumentalities.
Securities issued by the U.S. Treasury are backed by the full faith and credit of the U.S. government and are subject to very little credit risk.
Obligations of U.S. government agencies or instrumentalities (including mortgage-backed securities) may or may not be guaranteed or supported by the
"full faith and credit" of the United States.  Some are backed by the right of the issuer to borrow from the U.S. Treasury; others, by discretionary authority of the U.S. government to purchase the agencies' obligations; while others are supported only by the credit of the instrumentality.  If a security is not backed by the full faith and credit of the United States, the owner of the security must look principally to the agency issuing the obligation for repayment and may not be able to assert a claim against the
United States in the event that the agency or instrumentality does not meet its commitment.  The Fund will invest in securities of U.S. government agencies and instrumentalities only when the Manager is satisfied that the credit risk with respect to the agency or instrumentality is minimal.

         |_|      Special Risks of Lower-Grade Securities.  While it is not
anticipated that the Fund will invest a substantial portion of its assets in debt securities, the Fund can do so to seek current income. Because lower-rated securities tend to offer higher yields than investment grade securities, the Fund can invest in lower grade securities if the Manager is trying to achieve greater income (and, in some cases, the appreciation possibilities of lower-grade securities may be a reason they are selected for the Fund's portfolio).

      The Fund can invest up to 25% of its total assets in "lower grade" debt securities. However, the Fund does not currently intend to invest more that
10% of its total assets in lower grade debt securities.  "Lower-grade" debt securities are those rated below "investment grade" which means they have a rating lower than "Baa" by Moody's or lower than "BBB" by Standard & Poor's or Fitch, Inc., or similar ratings by other rating organizations. If they are unrated, and are determined by the Manager to be of comparable quality to debt securities rated below investment grade, they are included in the limitation on the percentage of the Fund's assets that can be invested in lower-grade securities.  The Fund can invest in securities rated as low as
"C" or "D" or which may be in default at the time the Fund buys them.

      Some of the special credit risks of lower-grade securities are discussed in the Prospectus. There is a greater risk that the issuer may default on its obligation to pay interest or to repay principal than in the case of investment grade securities. The issuer's low creditworthiness may increase the potential for its insolvency. An overall decline in values in the high yield bond market is also more likely during a period of a general economic downturn. An economic downturn or an increase in interest rates could severely disrupt the market for high yield bonds, adversely affecting the values of outstanding bonds as well as the ability of issuers to pay interest or repay principal. In the case of foreign high yield bonds, these risks are in addition to the special risk of foreign investing discussed in the Prospectus and in this Statement of Additional Information.

      However, the Fund's limitations on buying these investments can reduce the effect of those risks to the Fund, as will the Fund's policy of diversifying its investments. Additionally, to the extent they can be converted into stock, convertible securities may be less subject to some of these risks than non-convertible high yield bonds, since stock may be more liquid and less affected by some of these risk factors.  The Fund may not invest more than 10% of its total assets in lower-grade debt securities that are not convertible.

      While securities rated "Baa" by Moody's or "BBB" by Standard & Poor's or Fitch, Inc. are investment grade and are not regarded as junk bonds, those securities may be subject to special risks, and have some speculative characteristics.  Definitions of the debt security ratings categories of
Moody's, S&P, and Fitch, Inc. are included in Appendix A to this Statement of
Additional Information.

      |X|   Foreign Securities.  The Fund can purchase equity and debt securities issued or guaranteed by foreign companies or foreign governments or their agencies.  "Foreign securities" include equity and debt securities of companies organized under the laws of countries other than the United States and debt securities of foreign governments. They may be traded on foreign securities exchanges or in the foreign over-the-counter markets.

      Securities of foreign issuers that are represented by American
Depository Receipts or that are listed on a U.S. securities exchange or traded in the U.S. over-the-counter markets are not considered "foreign securities" for the purpose of the Fund's investment allocations. That is because they are not subject to many of the special considerations and risks, discussed below, that apply to foreign securities traded and held abroad.

      Investing in foreign securities offers potential benefits not available from investing solely in securities of domestic issuers. They include the opportunity to invest in foreign issuers that appear to offer growth potential, or in foreign countries with economic policies or business cycles different from those of the U.S., or to reduce fluctuations in portfolio value by taking advantage of foreign stock markets that do not move in a manner parallel to U.S. markets. The Fund will hold foreign currency only in connection with the purchase or sale of foreign securities.

|_|   Risks of Foreign Investing.  Investments in foreign securities may offer special opportunities for investing but also present special additional risks and considerations not typically
            associated with investments in domestic securities. Some of these additional risks are:

o     reduction of income by foreign taxes;
o     fluctuation in value of foreign investments due to changes in currency rates or currency control regulations (for example, currency blockage);
o     transaction charges for currency exchange;
o     lack of public information about foreign issuers;
o     lack of uniform accounting, auditing and financial reporting standards in foreign countries comparable to those applicable to domestic issuers;
o     less volume on foreign exchanges than on U.S. exchanges;
o     greater volatility and less liquidity on foreign markets than in the
            U.S.;
o     less governmental regulation of foreign issuers, stock exchanges and brokers than in the U.S.;
o     greater difficulties in commencing lawsuits;
o     higher brokerage commission rates than in the U.S.;
o     increased risks of delays in settlement of portfolio transactions or loss of certificates for portfolio securities;
o     possibilities in some countries of expropriation, confiscatory taxation, political, financial or social instability or adverse diplomatic developments; and
o     unfavorable differences between the U.S. economy and foreign economies.

      In the past, U.S. government policies have discouraged certain investments abroad by U.S. investors, through taxation or other restrictions, and it is possible that such restrictions could be re-imposed.

      |X|   Portfolio Turnover.  "Portfolio turnover" describes the rate at which the Fund traded its portfolio securities during its previous fiscal year.  For example, if a fund sold all of its securities during the year, its portfolio turnover rate would have been 100%. The Fund's portfolio turnover rate will fluctuate from year to year, and the Fund can have a portfolio turnover rate of 100% or more. Increased portfolio turnover creates higher brokerage and transaction costs for the Fund, which may reduce its overall performance. Additionally, the realization of capital gains from selling portfolio securities may result in distributions of taxable long-term capital gains to shareholders, since the Fund will normally distribute all of its capital gains realized each year, to avoid excise taxes under the Internal
Revenue Code. The Financial Highlights table at the end of the Prospectus shows the Fund's portfolio turnover rates during prior fiscal years.

Other Investment Techniques and Strategies.  In seeking its objective, the
Fund can from time to time use the types of investment strategies described below.  It is not required to use all of these strategies at all times and may, at times, not use any of them.

      |X|   Investing in Small, Unseasoned Companies.  The Fund can invest in securities of small, unseasoned companies.  These are companies that have been in operation for less than three years, including the operations of any predecessors.  Securities of these companies may be subject to volatility in their prices. They may have a limited trading market, which may adversely affect the Fund's ability to dispose of them and can reduce the price the
Fund might be able to obtain for them. Other investors that own a security issued by a small, unseasoned issuer for which there is limited liquidity might trade the security when the Fund is attempting to dispose of its holdings of that security. In that case the Fund might receive a lower price for its holdings than might otherwise be obtained. The Fund currently intends to invest no more than 5% of its net assets in securities of small, unseasoned issuers.

      |X|   When-Issued and Delayed-Delivery Transactions.  The Fund can
invest in securities on a "when-issued" basis and can purchase or sell securities on a "delayed-delivery" basis.  When-issued and delayed-delivery are terms that refer to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery.

      When such transactions are negotiated, the price (which is generally expressed in yield terms) is fixed at the time the commitment is made.
Delivery and payment for the securities take place at a later date.  The securities are subject to change in value from market fluctuations during the period until settlement. The value at delivery may be less than the purchase price. For example, changes in interest rates in a direction other than that expected by the Manager before settlement will affect the value of such securities and may cause a loss to the Fund. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund from the investment.

      The Fund will engage in when-issued transactions to secure what the
Manager considers to be an advantageous price and yield at the time of entering into the obligation. When the Fund enters into a when-issued or delayed-delivery transaction, it relies on the other party to complete the transaction.  Its failure to do so may cause the Fund to lose the opportunity to obtain the security at a price and yield the Manager considers to be advantageous.

      When the Fund engages in when-issued and delayed-delivery transactions, it does so for the purpose of acquiring or selling securities consistent with its investment objective and policies or for delivery pursuant to options contracts it has entered into, and not for the purpose of investment leverage. Although the Fund will enter into delayed-delivery or when-issued purchase transactions to acquire securities, it can dispose of a commitment prior to settlement. If the Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition or to dispose of its right to delivery or receive against a forward commitment, it may incur a gain or loss.
      At the time the Fund makes the commitment to purchase or sell a security on a when-issued or delayed-delivery basis, it records the transaction on its books and reflects the value of the security purchased in determining the Fund's net asset value.  In a sale transaction, it records the proceeds to be received. The Fund will identify on its books liquid securities of any type at least equal in value to the value of the Fund's purchase commitments until the Fund pays for the investment.

      When issued and delayed-delivery transactions can be used by the Fund as a defensive technique to hedge against anticipated changes in interest rates and prices. For instance, in periods of rising interest rates and falling prices, the Fund might sell securities in its portfolio on a forward commitment basis to attempt to limit its exposure to anticipated falling prices. In periods of falling interest rates and rising prices, the Fund might sell portfolio securities and purchase the same or similar securities on a when-issued or delayed-delivery basis to obtain the benefit of currently higher cash yields.

Investment in Other Investment Companies. The Fund can also invest in the securities of other investment companies, which can include open-end funds, closed-end funds and unit investment trusts, subject to the limits set forth in the Investment Company Act of 1940 (the "Investment Company Act") that apply to those types of investments.  For example, the Fund can invest in
Exchange-Traded Funds, which are typically open-end funds or unit investment trusts, listed on a stock exchange.  The Fund might do so as a way of gaining exposure to the segments of the equity or fixed-income markets represented by the Exchange-Traded Funds' portfolio, at times when the Fund may not be able to buy those portfolio securities directly.

      Investing in another investment company may involve the payment of substantial premiums above the value of such investment company's portfolio securities and is subject to limitations under the Investment Company Act.
The Fund does not intend to invest in other investment companies unless the
Manager believes that the potential benefits of the investment justify the payment of any premiums or sales charges.  As a shareholder of an investment company, the Fund would be subject to its ratable share of that investment company's expenses, including its advisory and administration expenses.  The
Fund does not anticipate investing a substantial amount of its net assets in shares of other investment companies.

      |X|   Repurchase Agreements.  The Fund can acquire securities subject to repurchase agreements. It may do so for liquidity purposes to meet anticipated redemptions of Fund shares, or pending the investment of the proceeds from sales of Fund shares, or pending the settlement of portfolio securities transactions.

      In a repurchase transaction, the Fund buys a security from, and simultaneously resells it to, an approved vendor for delivery on an agreed-upon future date. The resale price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect. Approved vendors include
U.S. commercial banks, U.S. branches of foreign banks, or broker-dealers that have been designated as primary dealers in government securities. They must meet credit requirements set by the Manager from time to time.

      The majority of these transactions run from day to day, and delivery pursuant to the resale typically occurs within one to five days of the purchase. Repurchase agreements having a maturity beyond seven days are subject to the Fund's limits on holding illiquid investments. The Fund will not enter into a repurchase agreement that causes more than 10% of its net assets to be subject to repurchase agreements having a maturity beyond seven days. There is no limit on the amount of the Fund's net assets that may be subject to repurchase agreements having maturities of seven days or less.

      Repurchase agreements, considered "loans" under the Investment Company
Act, are collateralized by the underlying security.  The Fund's repurchase agreements require that at all times while the repurchase agreement is in effect, the value of the collateral must equal or exceed the repurchase price to fully collateralize the repayment obligation. However, if the vendor fails to pay the resale price on the delivery date, the Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.  The Manager will monitor the vendor's creditworthiness to confirm that the vendor is financially sound and will continuously monitor the collateral's value.

      Pursuant to an Exemptive Order issued by the Securities and Exchange
Commission, the Fund, along with other affiliated entities managed by the
Manager, may transfer uninvested cash balances into one or more joint repurchase accounts.  These balances are invested in one or more repurchase agreements, secured by U.S. government securities.  Securities that are pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature.  Each joint repurchase arrangement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention or sale of the collateral may be subject to legal proceedings.

      |X|   Illiquid and Restricted Securities.  To enable the Fund to sell its holdings of a restricted security not registered under the Securities Act of 1933, the Fund may have to cause those securities to be registered.  The expenses of registering restricted securities may be negotiated by the Fund with the issuer at the time the Fund buys the securities. When the Fund must arrange registration because the Fund wishes to sell the security, a considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Fund could sell it. The Fund would bear the risks of any downward price fluctuation during that period.

      The Fund can also acquire restricted securities through private placements. Those securities have contractual restrictions on their public resale. Those restrictions might limit the Fund's ability to dispose of the securities and might lower the amount the Fund could realize upon the sale.

      The Fund has limitations that apply to purchases of restricted securities, as stated in the Prospectus. Those percentage restrictions do not limit purchases of restricted securities that are eligible for sale to qualified institutional purchasers under Rule 144A of the Securities Act of
1933, if those securities have been determined to be liquid by the Manager under Board-approved guidelines. Those guidelines take into account the trading activity for such securities and the availability of reliable pricing information, among other factors.  If there is a lack of trading interest in a particular Rule 144A security, the Fund's holdings of that security may be considered to be illiquid.

      Illiquid securities include repurchase agreements maturing in more than seven days and participation interests that do not have puts exercisable within seven days.
      |X|   Loans of Portfolio Securities.  The Fund can lend its portfolio securities to certain types of eligible borrowers approved by the Board of
Directors. It may do so to try to provide income or to raise cash for liquidity purposes. These loans are limited to not more than 25% of the value of the Fund's total assets.  There are some risks in connection with securities lending. The Fund might experience a delay in receiving additional collateral to secure a loan, or a delay in recovery of the loaned securities.
The Fund presently does not intend to engage in loans of securities in the coming year.

      The Fund must receive collateral for a loan. Under current applicable regulatory requirements (which are subject to change), on each business day the loan collateral must be at least equal to the value of the loaned securities. It must consist of cash, bank letters of credit, securities of the U.S. government or its agencies or instrumentalities, or other cash equivalents in which the Fund is permitted to invest. To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by the Fund if the demand meets the terms of the letter.  The terms of the letter of credit and the issuing bank both must be satisfactory to the Fund.

      When it lends securities, the Fund receives amounts equal to the dividends or interest on loaned securities. It also receives one or more of
(a) negotiated loan fees, (b) interest on securities used as collateral, and
(c) interest on any short-term debt securities purchased with such loan collateral. Either type of interest may be shared with the borrower.  The
Fund can also pay reasonable finder's, custodian bank and administrative fees in connection with these loans.  The terms of the Fund's loans must meet applicable tests under the Internal Revenue Code and must permit the Fund to reacquire loaned securities on five days' notice or in time to vote on any important matter

      |X|   Derivatives.  The Fund can invest in a variety of derivative investments to seek income or for hedging purposes. Some derivative investments the Fund can use are the hedging instruments described below in this Statement of Additional Information.

      Other derivative investments the Fund can invest in include
"index-linked" notes. Principal and/or interest payments on these notes depend on the performance of an underlying index. Currency-indexed securities are another derivative the Fund can use. Typically these are short-term or intermediate-term debt securities.  Their value at maturity or the rates at which they pay income are determined by the change in value of the U.S.
dollar against one or more foreign currencies or an index.  In some cases, these securities may pay an amount at maturity based on a multiple of the amount of the relative currency movements.  This type of index security offers the potential for increased income or principal payments but at a greater risk of loss than a typical debt security of the same maturity and credit quality.

      Other derivative investments the Fund can use include debt exchangeable for common stock of an issuer or "equity-linked debt securities" of an issuer.  At maturity, the debt security is exchanged for common stock of the issuer or it is payable in an amount based on the price of the issuer's common stock at the time of maturity.  Both alternatives present a risk that the amount payable at maturity will be less than the principal amount of the debt because the price of the issuer's common stock might not be as high as the Manager expected.

      |X|   Hedging.  The Fund can use hedging to attempt to protect against declines in the market value of the Fund's portfolio, to permit the Fund to retain unrealized gains in the value of portfolio securities which have appreciated, or to facilitate selling securities for investment reasons. To do so, the Fund could:

      o  sell futures contracts,
      o  buy puts on such futures or on securities, or
      o  write covered calls on securities or futures.  Covered calls can also be used to increase the Fund's income, but the Manager does not expect to engage extensively in that practice.

      The Fund can use hedging to establish a position in the securities market as a temporary substitute for purchasing particular securities. In that case, the Fund would normally seek to purchase the securities and then terminate that hedging position. The Fund might also use this type of hedge to attempt to protect against the possibility that its portfolio securities would not be fully included in a rise in value of the market. To do so the
Fund could:

      o  buy futures, or
      o  buy calls on such futures or on securities.

      The Fund is not obligated to use hedging instruments, even though it is permitted to use them in the Manager's discretion, as described below.  The
Fund's strategy of hedging with futures and options on futures will be incidental to the Fund's activities in the underlying cash market.  The particular hedging instruments the Fund can use are described below.  The
Fund can employ new hedging instruments and strategies when they are developed, if those investment methods are consistent with the Fund's investment objective and are permissible under applicable regulations governing the Fund.

         |_|      Futures.  The Fund can buy and sell futures contracts that relate to (1) broadly-based stock indices ("stock index futures") (2) debt securities (these are referred to as "interest rate futures"), (3) other broadly-based securities indices (these are referred to as "financial futures"), (4) foreign currencies (these are referred to as "forward contracts"), or (5) commodities (these are referred to as "commodity futures").

      A broadly-based stock index is used as the basis for trading stock index futures. They may in some cases be based on stocks of issuers in a particular industry or group of industries. A stock index assigns relative values to the common stocks included in the index and its value fluctuates in response to the changes in value of the underlying stocks. A stock index cannot be purchased or sold directly.  Financial futures are similar contracts based on the future value of
the basket of securities that comprise the index. These contracts obligate the seller to deliver, and the purchaser to take, cash to settle the futures transaction. There is no delivery made of the underlying securities to settle the futures obligation. Either party may also settle the transaction by entering into an offsetting contract.

      An interest rate future obligates the seller to deliver (and the purchaser to take) cash or a specified type of debt security to settle the futures transaction. Either party could also enter into an offsetting contract to close out the position.

      The Fund can invest a portion of its assets in commodity futures contracts. Commodity futures may be based upon commodities within five main commodity groups: (1) energy, which includes crude oil, natural gas, gasoline and heating oil; (2) livestock, which includes cattle and hogs; (3)
agriculture, which includes wheat, corn, soybeans, cotton, coffee, sugar and cocoa; (4) industrial metals, which includes aluminum, copper, lead, nickel, tin and zinc; and (5) precious metals, which includes gold, platinum and silver.  The Fund can purchase and sell commodity futures contracts, options on futures contracts and options and futures on commodity indices with respect to these five main commodity groups and the individual commodities within each group, as well as other types of commodities.

      No money is paid or received by the Fund on the purchase or sale of a future.  Upon entering into a futures transaction, the Fund will be required to deposit an initial margin payment with the futures commission merchant
(the "futures broker").  Initial margin payments will be deposited with the
Fund's custodian bank in an account registered in the futures broker's name.
However, the futures broker can gain access to that account only under specified conditions.  As the future is marked to market (that is, its value on the Fund's books is changed) to reflect changes in its market value, subsequent margin payments, called variation margin, will be paid to or by the futures broker daily.

      At any time prior to expiration of the future, the Fund can elect to close out its position by taking an opposite position, at which time a final determination of variation margin is made and any additional cash must be paid by or released to the Fund.  Any loss or gain on the future is then realized by the Fund for tax purposes.  All futures transactions, except forward contracts, are effected through a clearinghouse associated with the exchange on which the contracts are traded.

      |_|   Put and Call Options.  The Fund can buy and sell certain kinds of put options
("puts") and call options ("calls"). The Fund can buy and sell exchange-traded and over-the-counter put and call options, including index options, securities options, currency options, commodities options, and options on the other types of futures described above.

o     Writing Covered Call Options.  The Fund can write (that is, sell)
               covered
calls. If the Fund sells a call option, it must be covered.  That means the
Fund must own the security subject to the call while the call is outstanding, or, for certain types of calls, the call can be covered by identifying liquid assets on the Fund's books to enable the Fund to satisfy its obligations if the call is exercised.  Up to 25% of the Fund's total assets can be subject to calls the Fund writes.

      When the Fund writes a call on a security, it receives cash (a premium). The Fund agrees to sell the underlying security to a purchaser of a corresponding call on the same security during the call period at a fixed exercise price regardless of market price changes during the call period. The call period is usually not more than nine months. The exercise price may differ from the market price of the underlying security.  The Fund has the risk of loss that the price of the underlying security may decline during the call period. That risk may be offset to some extent by the premium the Fund receives. If the value of the investment does not rise above the call price, it is likely that the call will lapse without being exercised. In that case the Fund would keep the cash premium and the investment.

      When the Fund writes a call on an index, it receives cash (a premium).
If the buyer of the call exercises it, the Fund will pay an amount of cash equal to the difference between the closing price of the call and the exercise price, multiplied by a specified multiple that determines the total value of the call for each point of difference.  If the value of the underlying investment does not rise above the call price, it is likely that the call will lapse without being exercised.  In that case the Fund would keep the cash premium.

      The Fund's custodian bank, or a securities depository acting for the custodian bank, will act as the Fund's escrow agent, through the facilities of the Options Clearing Corporation ("OCC"), as to the investments on which the Fund has written calls traded on exchanges or as to other acceptable escrow securities. In that way, no margin will be required for such transactions.  OCC will release the securities on the expiration of the option or when the Fund enters into a closing transaction.

      When the Fund writes an over-the-counter ("OTC") option, it will enter into an arrangement with a primary U.S. government securities dealer which will establish a formula price at which the Fund will have the absolute right to repurchase that OTC option.  The formula price will generally be based on a multiple of the premium received for the option, plus the amount by which the option is exercisable below the market price of the underlying security
(that is, the option is "in the money").  When the Fund writes an OTC option, it will treat as illiquid (for purposes of its restriction on holding illiquid securities) the mark-to-market value of any OTC option it holds, unless the option is subject to a buy-back agreement by the executing
broker.   To terminate its obligation on a call it has written, the Fund can purchase a corresponding call in a "closing purchase transaction."  The Fund will then realize a profit or loss, depending upon whether the net of the amount of the option transaction costs and the premium received on the call the Fund wrote is more or less than the price of the call the Fund purchases to close out the transaction.  The Fund may realize a profit if the call expires unexercised, because the Fund will retain the underlying security and the premium it received when it wrote the call.  Any such profits are considered short-term capital gains for federal income tax purposes, as are the premiums on lapsed calls. When distributed by the Fund they are taxable as ordinary income.  If the Fund cannot effect a closing purchase transaction due to the lack of a market, it will have to hold the callable securities until the call expires or is exercised.

      The Fund can also write calls on a futures contract without owning the futures contract or securities deliverable under the contract. To do so, at the time the call is written, the Fund must cover the call by identifying an equivalent dollar amount of liquid assets on the Fund's books.  The Fund will identify additional liquid assets on its books if the value of the segregated assets

drops below 100% of the current value of the future.  Because of this segregation requirement, in no circumstances would the Fund's receipt of an exercise notice as to that future require the Fund to deliver a futures contract. It would simply put the Fund in a short futures position, which is permitted by the Fund's hedging policies.

o     Writing Put Options.  The Fund can sell put options. A put option on securities gives the purchaser the right to sell, and the writer the obligation to buy, the underlying investment at the exercise price during the option period.  The Fund will not write puts if, as a result, more than 25%
of the Fund's total assets would be required to be segregated to cover such put options.
      If the Fund writes a put, the put must be covered by liquid assets identified on the Fund's books.  The premium the Fund receives from writing a put represents a profit, as long as the price of the underlying investment remains equal to or above the exercise price of the put.  However, the Fund also assumes the obligation during the option period to buy the underlying investment from the buyer of the put at the exercise price, even if the value of the investment falls below the exercise price.  If a put the Fund has written expires unexercised, the Fund realizes a gain in the amount of the premium less the transaction costs incurred.  If the put is exercised, the
Fund must fulfill its obligation to purchase the underlying investment at the exercise price. That price will usually exceed the market value of the investment at that time.  In that case, the Fund may incur a loss if it sells the underlying investment. That loss will be equal to the sum of the sale price of the underlying investment and the premium received minus the sum of the exercise price and any transaction costs the Fund incurred.

      When writing a put option on a security, to secure its obligation to pay for the underlying security the Fund will deposit in escrow liquid assets with a value equal to or greater than the exercise price of the underlying securities.  The Fund therefore forgoes the opportunity of investing the segregated assets or writing calls against those assets.

      As long as the Fund's obligation as the put writer continues, it may be assigned an exercise notice by the broker-dealer through which the put was sold. That notice will require the Fund to take delivery of the underlying security and pay the exercise price.  The Fund has no control over when it may be required to purchase the underlying security, since it may be assigned an exercise notice at any time prior to the termination of its obligation as the writer of the put.  That obligation terminates upon expiration of the put. It may also terminate if, before it receives an exercise notice, the
Fund effects a closing purchase transaction by purchasing a put of the same series as it sold.  Once the Fund has been assigned an exercise notice, it cannot effect a closing purchase transaction.

      The Fund can decide to effect a closing purchase transaction to realize a profit on an outstanding put option it has written or to prevent the underlying security from being put. Effecting a closing purchase transaction will also permit the Fund to write another put option on the security, or to sell the security and use the proceeds from the sale for other investments.
The Fund will realize a profit or loss from a closing purchase transaction depending on whether the cost of the transaction is less or more than the premium received from writing the put option.  Any profits from writing puts are considered short-term capital gains for federal tax purposes, and when distributed by the Fund, are taxable as ordinary income.

o     Purchasing Calls and Puts.  The Fund can purchase calls to protect against
the possibility that the Fund's portfolio will not participate in an anticipated rise in the securities market. When the Fund buys a call (other than in a closing purchase transaction), it pays a premium. The Fund then has the right to buy the underlying investment from a seller of a corresponding call on the same investment during the call period at a fixed exercise price.  The Fund benefits only if it sells the call at a profit or if, during the call period, the market price of the underlying investment is above the sum of the call price plus the transaction costs and the premium paid for the call and the Fund exercises the call.  If the Fund does not exercise the call or sell it (whether or not at a profit), the call will become worthless at its expiration date. In that case the Fund will have paid the premium but lost the right to purchase the underlying investment.
      The Fund can buy puts whether or not it holds the underlying investment in its portfolio. When the Fund purchases a put, it pays a premium and, except as to puts on indices, has the right to sell the underlying investment to a seller of a put on a corresponding investment during the put period at a fixed exercise price.  Buying a put on securities or futures the Fund owns enables the Fund to attempt to protect itself during the put period against a decline in the value of the underlying investment below the exercise price by selling the underlying investment at the exercise price to a seller of a corresponding put.  If the market price of the underlying investment is equal to or above the exercise price and, as a result, the put is not exercised or resold, the put will become worthless at its expiration date. In that case the Fund will have paid the premium but lost the right to sell the underlying investment. However, the Fund can sell the put prior to its expiration. That sale may or may not be at a profit.

      Buying a put on an investment the Fund does not own (such as an index or future) permits the Fund to resell the put or to buy the underlying investment and sell it at the exercise price. The resale price will vary inversely to the price of the underlying investment. If the market price of the underlying investment is above the exercise price and, as a result, the put is not exercised, the put will become worthless on its expiration date.

      When the Fund purchases a call or put on an index or future, it pays a premium, but settlement is in cash rather than by delivery of the underlying investment to the Fund.  Gain or loss depends on changes in the index in question (and thus on price movements in the securities market generally)
rather than on price movements in individual securities or futures contracts.

      The Fund can buy a call or put only if, after the purchase, the value of all call and put options held by the Fund will not exceed 5% of the Fund's total assets.

      |_|   Buying and Selling Options on Foreign Currencies.  The Fund can
buy and sell calls and puts on foreign currencies.  They include puts and calls that trade on a securities or commodities exchange or in the over-the-counter markets or are quoted by major recognized dealers in such options.  The Fund could use these calls and puts to try to protect against declines in the dollar value of foreign securities and increases in the dollar cost of foreign securities the Fund wants to acquire.

      If the Manager anticipates a rise in the dollar value of a foreign currency in which securities to be acquired are denominated, the increased cost of those securities may be partially
offset by purchasing calls or writing puts on that foreign currency.  If the
Manager anticipates a decline in the dollar value of a foreign currency, the decline in the dollar value of portfolio securities denominated in that currency might be partially offset by writing calls or purchasing puts on that foreign currency. However, the currency rates could fluctuate in a direction adverse to the Fund's position. The Fund will then have incurred option premium payments and transaction costs without a corresponding benefit.

      A call the Fund writes on a foreign currency is "covered" if the Fund owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or it can do so for additional cash consideration held in a segregated account by its custodian bank) upon conversion or exchange of other foreign currency held in its portfolio.

      The Fund could write a call on a foreign currency to provide a hedge against a decline in the U.S. dollar value of a security which the Fund owns or has the right to acquire and which is denominated in the currency underlying the option. That decline might be one that occurs due to an expected adverse change in the exchange rate.  This is known as a
"cross-hedging" strategy.  In those circumstances, the Fund covers the option by maintaining cash, U.S. government securities or other liquid, high-grade debt securities in an amount equal to the exercise price of the option, in a segregated account with the Fund's custodian bank.

         |_|      Risks of Hedging with Options and Futures.  The use of
hedging instruments requires special skills and knowledge of investment techniques that are different than what is required for normal portfolio management.  If the Manager uses a hedging instrument at the wrong time or judges market conditions incorrectly, hedging strategies may reduce the
Fund's return. The Fund could also experience losses if the prices of its futures and options positions were not correlated with its other investments.

      The Fund's option activities could affect its portfolio turnover rate and brokerage commissions. The exercise of calls written by the Fund might cause the Fund to sell related portfolio securities, thus increasing its turnover rate.  The exercise by the Fund of puts on securities will cause the sale of underlying investments, increasing portfolio turnover.  Although the decision whether to exercise a put it holds is within the Fund's control, holding a put might cause the Fund to sell the related investments for reasons that would not exist in the absence of the put.

      The Fund could pay a brokerage commission each time it buys a call or put, sells a call or put, or buys or sells an underlying investment in connection with the exercise of a call or put.  Those commissions could be higher on a relative basis than the commissions for direct purchases or sales of the underlying investments.  Premiums paid for options are small in relation to the market value of the underlying investments. Consequently, put and call options offer large amounts of leverage. The leverage offered by trading in options could result in the Fund's net asset value being more sensitive to changes in the value of the underlying investment.

      If a covered call written by the Fund is exercised on an investment that has increased in value, the Fund will be required to sell the investment at the call price. It will not be able to realize any profit if the investment has increased in value above the call price.

      An option position may be closed out only on a market that provides secondary trading for options of the same series, and there is no assurance that a liquid secondary market will exist for any particular option.  The
Fund might experience losses if it could not close out a position because of an illiquid market for the future or option.

      There is a risk in using short hedging by selling futures or purchasing puts on broadly-based indices or futures to attempt to protect against declines in the value of the Fund's portfolio securities. The risk is that the prices of the futures or the applicable index will correlate imperfectly with the behavior of the cash prices of the Fund's securities.  For example, it is possible that while the Fund has used hedging instruments in a short hedge, the market might advance and the value of the securities held in the
Fund's portfolio might decline. If that occurred, the Fund would lose money on the hedging instruments and also experience a decline in the value of its portfolio securities. However, while this could occur for a very brief period or to a very small degree, over time the value of a diversified portfolio of securities will tend to move in the same direction as the indices upon which the hedging instruments are based.

      The risk of imperfect correlation increases as the composition of the
Fund's portfolio diverges from the securities included in the applicable index. To compensate for the imperfect correlation of movements in the price of the portfolio securities being hedged and movements in the price of the hedging instruments, the Fund might use hedging instruments in a greater dollar amount than the dollar amount of portfolio securities being hedged. It might do so if the historical volatility of the prices of the portfolio securities being hedged is more than the historical volatility of the applicable index.

      The ordinary spreads between prices in the cash and futures markets are subject to distortions, due to differences in the nature of those markets.
First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets.  Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery.  To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion.
Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities markets.  Therefore, increased participation by speculators in the futures market may cause temporary price distortions.

      The Fund can use hedging instruments to establish a position in the securities markets as a temporary substitute for the purchase of individual securities (long hedging) by buying futures and/or calls on such futures, broadly-based indices or on securities. It is possible that when the Fund does so the market might decline.  If the Fund then concludes not to invest in securities because of concerns that the market might decline further or for other reasons, the Fund will realize a loss on the hedging instruments that is not offset by a reduction in the price of the securities purchased.

         |_|      Forward Contracts.  Forward contracts are foreign currency exchange contracts.  They are used to buy or sell foreign currency for future delivery at a fixed price.  The Fund uses them to "lock in" the U.S. dollar price of a security denominated in a foreign currency that the Fund has bought or sold, or to protect against possible losses from changes in the relative values of the U.S. dollar and a foreign currency.  The Fund limits its exposure in foreign currency exchange contracts in a particular foreign currency to the amount of its assets denominated in that currency or a closely-correlated currency.  The Fund can also use "cross-hedging" where the
Fund hedges against changes in currencies other than the currency in which a security it holds is denominated.

      Under a forward contract, one party agrees to purchase, and another party agrees to sell, a specific currency at a future date. That date may be any fixed number of days from the date of the contract agreed upon by the parties. The transaction price is set at the time the contract is entered into.  These contracts are traded in the inter-bank market conducted directly among currency traders (usually large commercial banks) and their customers.

      The Fund can use forward contracts to protect against uncertainty in the level of future exchange rates.  The use of forward contracts does not eliminate the risk of fluctuations in the prices of the underlying securities the Fund owns or intends to acquire, but it does fix a rate of exchange in advance. Although forward contracts may reduce the risk of loss from a decline in the value of the hedged currency, at the same time they limit any potential gain if the value of the hedged currency increases.

      When the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when it anticipates receiving dividend payments in a foreign currency, the Fund might desire to "lock-in"
the U.S. dollar price of the security or the U.S. dollar equivalent of the dividend payments.  To do so, the Fund might enter into a forward contract for the purchase or sale of the amount of foreign currency involved in the underlying transaction, in a fixed amount of U.S. dollars per unit of the foreign currency. This is called a "transaction hedge." The transaction hedge will protect the Fund against a loss from an adverse change in the currency exchange rates during the period between the date on which the security is purchased or sold or on which the payment is declared, and the date on which the payments are made or received.

      The Fund could also use forward contracts to lock in the U.S. dollar value of portfolio positions. This is called a "position hedge."  When the
Fund believes that foreign currency might suffer a substantial decline against the U.S. dollar, it could enter into a forward contract to sell an amount of that foreign currency approximating the value of some or all of the
Fund's portfolio securities denominated in that foreign currency.  When the
Fund believes that the U.S. dollar may suffer a substantial decline against a foreign currency, it could enter into a forward contract to buy that foreign currency for a fixed dollar amount.  Alternatively, the Fund could enter into a forward contract to sell a different foreign currency for a fixed U.S.
dollar amount if the Fund believes that the U.S. dollar value of the foreign currency to be sold pursuant to its forward contract will fall whenever there is a decline in the U.S. dollar value of the currency in which portfolio securities of the Fund are denominated. That is referred to as a "cross hedge."

      The Fund will cover its short positions in these cases by identifying to its custodian bank assets having a value equal to the aggregate amount of the Fund's commitment under forward contracts.  The Fund will not enter into forward contracts or maintain a net exposure to such contracts if the consummation of the contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's portfolio securities or other assets denominated in that currency or another currency that is the subject of the hedge.  However, to avoid excess transactions and transaction costs, the Fund can maintain a net exposure to forward contracts in excess of the value of the Fund's portfolio securities or other assets denominated in foreign currencies if the excess amount is "covered" by liquid securities denominated in any currency. The cover must be at least equal at all times to the amount of that excess.  As one alternative, the Fund can purchase a call option permitting the Fund to purchase the amount of foreign currency being hedged by a forward sale contract at a price no higher than the forward contract price.  As another alternative, the Fund can purchase a put option permitting the Fund to sell the amount of foreign currency subject to a forward purchase contract at a price as high or higher than the forward contact price.

      The precise matching of the amounts under forward contracts and the value of the securities involved generally will not be possible because the future value of securities denominated in foreign currencies will change as a consequence of market movements between the date the forward contract is entered into and the date it is sold.  In some cases the Manager might decide to sell the security and deliver foreign currency to settle the original purchase obligation. If the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver, the Fund might have to purchase additional foreign currency on the "spot" (that is, cash)
market to settle the security trade. If the market value of the security instead exceeds the amount of foreign currency the Fund is obligated to deliver to settle the trade, the Fund might have to sell on the spot market some of the foreign currency received upon the sale of the security. There will be additional transaction costs on the spot market in those cases.

      The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.  Forward contracts involve the risk that anticipated currency movements will not be accurately predicted, causing the Fund to sustain losses on these contracts and to pay additional transactions costs.
The use of forward contracts in this manner might reduce the Fund's performance if there are unanticipated changes in currency prices to a greater degree than if the Fund had not entered into such contracts.

      At or before the maturity of a forward contract requiring the Fund to sell a currency, the Fund might sell a portfolio security and use the sale proceeds to make delivery of the currency. In the alternative the Fund might retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract.  Under that contract the Fund will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver.  Similarly, the Fund might close out a forward contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract.  The Fund would realize a gain or loss as a result of entering into such an offsetting forward contract under either circumstance. The gain or loss will depend on the extent to which the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and offsetting contract.

      The costs to the Fund of engaging in forward contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward contracts are usually entered into on a principal basis, no brokerage fees or commissions are involved.  Because these contracts are not traded on an exchange, the
Fund must evaluate the credit and performance risk of the counterparty under each forward contract.

      Although the Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S.
dollars on a daily basis.  The Fund can convert foreign currency from time to time, and will incur costs in doing so. Foreign exchange dealers do not charge a fee for conversion, but they do seek to realize a profit based on the difference between the prices at which they buy and sell various currencies.  Thus, a dealer might offer to sell a foreign currency to the
Fund at one rate, while offering a lesser rate of exchange if the Fund desires to resell that currency to the dealer.

         |_|      Interest Rate Swap Transactions.  The Fund can enter into
interest rate swap agreements. In an interest rate swap, the Fund and another party exchange their right to receive or their obligation to pay interest on a security.  For example, they might swap the right to receive floating rate payments for fixed rate payments.  The Fund can enter into swaps only on securities that it owns.  The Fund will not enter into swaps with respect to more than 25% of its total assets.  Also, the Fund will identify liquid assets on its books (such as cash or U.S. government securities) to cover any amounts it could owe under swaps that exceed the amounts it is entitled to receive, and it will adjust that amount daily, as needed.

      Swap agreements entail both interest rate risk and credit risk.  There is a risk that, based on movements of interest rates in the future, the payments made by the Fund under a swap agreement will be greater than the payments it received.  Credit risk arises from the possibility that the counterparty will default.  If the counterparty defaults, the Fund's loss will consist of the net amount of contractual interest payments that the Fund has not yet received.  The Manager will monitor the creditworthiness of counterparties to the Fund's interest rate swap transactions on an ongoing basis.

      The Fund can enter into swap transactions with certain counterparties pursuant to master netting agreements.  A master netting agreement provides that all swaps done between the Fund and that counterparty shall be regarded as parts of an integral agreement.  If amounts are payable on a particular date in the same currency in respect of one or more swap transactions, the amount payable on that date in that currency shall be the net amount.  In addition, the master netting agreement may provide that if one party defaults generally or on one swap, the counterparty can terminate all of the swaps with that party.  Under these agreements, if a default results in a loss to one party, the measure of that party's damages is calculated by reference to the average cost of a replacement swap for each swap. It is measured by the mark-to-market value at the time of the termination of each swap.  The gains and losses on all swaps are then netted, and the result is the counterparty's gain or loss on termination.  The termination of all swaps and the netting of gains and losses on termination is generally referred to as "aggregation."

         |_|      Regulatory Aspects of Hedging Instruments.  When using
futures and options on futures, the Fund is required to operate within certain guidelines and restrictions with respect to the use of futures as established by the Commodities Futures Trading Commission (the "CFTC").  In
particular, the Fund is exempted from registration with the CFTC as a
"commodity pool operator" if the Fund complies with the requirements of Rule
4.5 adopted by the CFTC.  The Rule does not limit the percentage of the
Fund's assets that may be used for futures margin and related options premiums for a bona fide hedging position.  However, under the Rule, the Fund must limit its aggregate initial futures margin and related options premiums to not more than 5% of the Fund's net assets for hedging strategies that are not considered bona fide hedging
strategies under the Rule. Under the Rule, the Fund must also use short futures and options on futures solely for bona fide hedging purposes within the meaning and intent of the applicable provisions of the Commodity Exchange
Act.

      Transactions in options by the Fund are subject to limitations established by the option exchanges. The exchanges limit the maximum number of options that may be written or held by a single investor or group of investors acting in concert. Those limits apply regardless of whether the options were written or purchased on the same or different exchanges or are held in one or more accounts or through one or more different exchanges or through one or more brokers.  Thus, the number of options that the Fund can write or hold may be affected by options written or held by other entities, including other investment companies having the same advisor as the Fund (or an advisor that is an affiliate of the Fund's advisor).  The exchanges also impose position limits on futures transactions.  An exchange may order the liquidation of positions found to be in violation of those limits and may impose certain other sanctions.

      Under the Investment Company Act, when the Fund purchases a future, it must maintain cash or readily marketable short-term debt instruments in an amount equal to the market value of the securities underlying the future, less the margin deposit applicable to it.

         |_|      Tax Aspects of Certain Hedging Instruments. Certain foreign currency exchange contracts in which the Fund can invest are treated as
"Section 1256 contracts" under the Internal Revenue Code.  In general, gains or losses relating to Section 1256 contracts are characterized as 60%
long-term and 40% short-term capital gains or losses under the Code.
However, foreign currency gains or losses arising from Section 1256 contracts that are forward contracts generally are treated as ordinary income or loss.
In addition, Section 1256 contracts held by the Fund at the end of each taxable year are "marked-to-market," and unrealized gains or losses are treated as though they were realized.  These contracts also may be marked-to-market for purposes of determining the excise tax applicable to investment company distributions and for other purposes under rules prescribed pursuant to the Internal Revenue Code.  An election can be made by the Fund to exempt those transactions from this marked-to-market treatment.

      Certain forward contracts the Fund enters into may result in
"straddles" for federal income tax purposes.  The straddle rules may affect the character and timing of gains (or losses) recognized by the Fund on straddle positions.  Generally, a loss sustained on the disposition of a position making up a straddle is allowed only to the extent that the loss exceeds any unrecognized gain in the offsetting positions making up the straddle.  Disallowed loss is generally allowed at the point where there is no unrecognized gain in the offsetting positions making up the straddle, or the offsetting position is disposed of.

      Under the Internal Revenue Code, the following gains or losses are treated as ordinary income or loss:

(1)   gains or losses attributable to fluctuations in exchange rates that occur between the time the Fund accrues interest or other
         receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities, and
(2)   gains or losses attributable to fluctuations in the value of a foreign currency between the date of acquisition of a debt security denominated in a foreign currency or foreign currency forward contracts and the date of disposition.

      Currency gains and losses are offset against market gains and losses on each trade before determining a net "Section 988" gain or loss under the
Internal Revenue Code for that trade, which may increase or decrease the amount of the Fund's investment income available for distribution to its shareholders.

      |X|   Temporary Defensive and Interim Investments.  The Fund's
temporary defensive investments can include (i) obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities; (ii)
commercial paper rated in the highest category by an established rating organization; (iii) certificates of deposit or bankers' acceptances of domestic banks with assets of $1 billion or more; (iv) any of the foregoing securities that mature in one year or less (generally known as "cash equivalents"); (v) other short-term corporate debt obligations; and (vi)
repurchase agreements.

Investment Restrictions

|X|   What Are "Fundamental Policies?" Fundamental policies are those policies that the Fund has adopted to govern its investments that can be changed only by the vote of a "majority"

of the Fund's outstanding voting securities.  Under the Investment Company
Act, a "majority" vote is defined as the vote of the holders of the lesser of:

      o  67% or more of the shares present or represented by proxy at a shareholder meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy, or
      o  more than 50% of the outstanding shares.

      The Fund's investment objective is a fundamental policy. Other policies described in the Prospectus or this Statement of Additional Information are
"fundamental" only if they are identified as such.  The Fund's Board of
Directors can change non-fundamental policies without shareholder approval.
However, significant changes to investment policies will be described in supplements or updates to the Prospectus or this Statement of Additional
Information, as appropriate. The Fund's most significant investment policies are described in the Prospectus.

      |X|   Does the Fund Have Additional Fundamental Policies?  The
following investment restrictions are fundamental policies of the Fund.

      o  The Fund cannot concentrate investments.  That means it cannot invest 25% or more of its total assets in any industry. However, there is no limitation on investments in U.S. government securities.

o     The Fund cannot invest in commodities.  However, the Fund can buy and sell any of the hedging instruments permitted by any of its other policies.
It does not matter if the hedging instrument is considered to be a commodity or commodity contract.

      o  The Fund cannot invest in real estate or in interests in real estate.  However, the Fund can purchase securities of issuers holding real estate or interests in real estate (including securities of real estate investment trusts).

      o  The Fund cannot underwrite securities of other companies.  A permitted exception is in case it is deemed to be an underwriter under the
Securities Act of 1933 when reselling any securities held in its own portfolio.

      o  The Fund cannot issue "senior securities," but this does not prohibit certain investment activities for which assets of the Fund are designated as segregated, or margin, collateral or escrow arrangements are established, to cover the related obligations.  Examples of those activities include borrowing money, reverse repurchase agreements, delayed-delivery and when-issued arrangements for portfolio securities transactions, and contracts to buy or sell derivatives, hedging instruments, options or futures.

o     The Fund cannot borrow money in excess of 33 1/3% of the value of its total assets (including the amount borrowed).  The Fund may borrow only from banks and/or affiliated investment companies.  With respect to this fundamental policy, the Fund can borrow only if it maintains a 300% ratio of assets to borrowings at all times in the manner set forth in the Investment
Company Act of 1940.
o     The Fund cannot make loans except (a) through lending of securities,
(b) through the purchase of debt instruments or similar evidences of indebtedness, (c) through an interfund lending program with other affiliated funds, and (d) through repurchase agreements.

o     The Fund cannot buy securities issued or guaranteed by any one issuer if more than 5% of its total assets would be invested in securities of that issuer or it would then own more than 10% of that issuer's voting securities.  This limit applies to 75% of the Fund's total assets.  The limit does not apply to securities issued by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies.

      Unless the Prospectus or this Statement of Additional Information states that a percentage restriction applies on an ongoing basis, it applies only at the time the Fund makes an investment. The Fund need not sell securities to meet the percentage limits if the value of the investment increases in proportion to the size of the Fund.

      For purposes of the Fund's policy not to concentrate its investments as described above, the Fund has adopted the industry classifications set forth in Appendix B to this Statement of Additional Information.  This is not a fundamental policy.

How the Fund is Managed

Organization and History.  The Fund is a "series" of Oppenheimer Main Street
Funds, Inc.  That corporation is an open-end, management investment company organized as a Maryland corporation in 1987.  The Fund is a diversified mutual fund and commenced operations on February 3, 1988.

Classes of Shares. The Directors are authorized, without shareholder approval, to create new series and classes of shares.  The Directors may reclassify unissued shares of the Fund into additional series or classes of shares.  The Directors also may divide or combine the shares of a class into a greater or lesser number of shares without changing the proportionate beneficial interest of a shareholder in the Fund.  Shares do not have cumulative voting rights or preemptive or subscription rights.  Shares may be voted in person or by proxy at shareholder meetings.

      The Fund currently has five classes of shares: Class A, Class B, Class
C, Class N and Class Y.  All classes invest in the same investment portfolio.  Only retirement plans may purchase Class N shares. Only certain institutional investors may elect to purchase Class Y shares. Each class of shares:
o     has its own dividends and distributions,
o     pays certain expenses which may be different for the different classes,
o     may have a different net asset value,
o     may have separate voting rights on matters in which interests of one class are different from interests of another class, and
o     votes as a class on matters that affect that class alone.

      Shares are freely transferable, and each share of each class has one vote at shareholder meetings, with fractional shares voting proportionally on matters submitted to the vote of shareholders.  Each share of the Fund represents an interest in the Fund proportionately equal to the interest of each other share of the same class.
Meetings of Shareholders. Although the Fund is not required by Maryland law to hold annual meetings, it may hold shareholder meetings from time to time on important matters. The shareholders of the Fund's parent corporation have the right to call a meeting to remove a Director or to take certain other action described in the Articles of Incorporation or under Maryland law.

      The Fund will hold meetings when required to do so by the Investment
Company Act or other applicable law. The Fund will hold a meeting when the
Directors call a meeting or upon proper request of shareholders. If the
Fund's parent corporation receives a written request of the record holders of at least 25% of the outstanding shares eligible to be voted at a meeting to call a meeting for a specified purpose (which might include the removal of a
Director), the Directors will call a meeting of shareholders for that specified purpose. The Fund's parent corporation has undertaken that it will then either give the applicants access to the Fund's shareholder list or mail the applicants' communication to all other shareholders at the applicants'
expense.

Board of Directors and Oversight Committees.  The Fund is governed by a Board of Directors, which is responsible for protecting the interests of shareholders under Maryland law. The Directors meet periodically throughout the year to oversee the Fund's activities, review its performance, and review the actions of the Manager.

      The Board of Directors has an Audit Committee and a Review Committee.
The members of the Audit Committee are Edward L. Cameron (Chairman), William
L. Armstrong, George C. Bowen and Robert J. Malone.  The Audit Committee held
7 meetings during the fiscal year ended August 31, 2002. The Audit Committee furnishes the Board with recommendations regarding the selection of the
Fund's independent auditors. The Audit Committee furnishes the Board with recommendations regarding the selection of the Fund's independent auditors.
Other main functions of the Audit Committee include, but are not limited to:
(i) reviewing the scope and results of audits and the audit fees charged;
(ii) reviewing reports from the Fund's independent auditors regarding the
Fund's internal accounting procedures and controls; and (iii) establishing a separate line of communication between the Fund's independent auditors and its independent Directors.

      The Audit Committee's functions include selecting and nominating to the full Board, Independent Nominees for election as Independent Directors.  The
Audit Committee may, but need not consider the advice and recommendation of the Manager and its affiliates in selecting nominees. The full Board elects new Directors except for those instances when a shareholder vote is required.

      To date, the Committee has been able to identify from its own resources an ample number of qualified candidates.  Nonetheless, shareholders may submit names of individuals, accompanied by complete and properly supported resumes, for the Audit Committee's consideration by mailing such information to the Committee in care of the Fund.  The Committee may consider such persons at such time as it meets to consider possible nominees.  The
Committee, however, reserves sole discretion to determine the candidates to present to the Board and/or shareholders when it meets for the purpose considering potential nominees.

      The members of the Review Committee are Jon S. Fossel (Chairman),
Robert G. Avis, Sam Freedman, Beverly Hamilton and F. William Marshall, Jr.
The Review Committee held 7 meetings during the fiscal year ended August 31,
2002. Among other functions, the Review Committee reviews reports and makes recommendations to the Board concerning the fees paid to the Fund's transfer agent and the services provided to the Fund by the transfer agent.  The
Review Committee also reviews the Fund's investment performance and policies and procedures adopted by the Fund to comply with Investment Company Act and other applicable law.

Directors and Officers of the Fund. Except for Mr. Murphy, each of the
Directors is an independent director of the Fund ("Independent Director").
Mr. Murphy is an "Interested Director," because he is affiliated with the
Manager by virtue of his positions as an officer and director of the Manager, and as a shareholder of its parent company. Mr. Murphy was elected as a
Director of the Fund with the understanding that in the event he ceases to be the chief executive officer of the Manager, he will resign as a director of the Fund and the other Board II Funds (defined below) for which he is a trustee or director.

      The Fund's Directors and officers and their positions held with the
Fund and length of service in such position(s) and their principal occupations and business affiliations during the past five years are listed in the chart below. The information for the Directors also includes the dollar range of shares of the Fund as well as the aggregate dollar range of shares beneficially owned in any of the Oppenheimer funds overseen by the
Directors. All of the Directors are also trustees or directors of the following Oppenheimer funds (except for Ms. Hamilton and Mr. Malone, who are not Trustees of Oppenheimer Senior Floating Rate Fund and Mr. Murphy is not a
Trustee or Managing General Partner of any of the Centennial trusts)
(referred to as "Board II Funds"):

Oppenheimer Cash Reserves                Oppenheimer Select Managers
Oppenheimer Champion Income Fund         Oppenheimer Senior Floating Rate Fund
Oppenheimer Capital Income Fund          Oppenheimer Strategic Income Fund
Oppenheimer High Yield Fund              Oppenheimer Total Return Fund, Inc.
Oppenheimer International Bond Fund      Oppenheimer Variable Account Funds
Oppenheimer Integrity Funds              Panorama Series Fund, Inc.
Oppenheimer Limited-Term Government Fund Centennial America Fund, L. P.
Oppenheimer Main Street Funds, Inc.      Centennial California Tax Exempt Trust
Oppenheimer Main Street Opportunity
Fund                                     Centennial Government Trust
Oppenheimer Main Street Small Cap Fund   Centennial Money Market Trust
Oppenheimer Municipal Fund               Centennial New York Tax Exempt Trust
Oppenheimer Real Asset Fund              Centennial Tax Exempt Trust

      Present or former officers, directors, trustees and employees (and their immediate family members) of the Fund, the Manager and its affiliates, and retirement plans established by them for their employees are permitted to purchase Class A shares of the Fund and the other Oppenheimer funds at net asset value without sales charge. The sales charges on Class A shares is waived for that group because of the economies of sales efforts realized by the Distributor.

      Messrs. Murphy, Masterson, Molleur, Vottiero, Wixted, Zack, Albers,
Monoyios and Mses. Bechtolt, Feld and Ives who are officers of the Fund, respectively hold the same offices with one or more of the other Board II
Funds as with the Fund. As of October 7, 2002, the Directors and officers of the Fund, as a group, owned of record or beneficially less than 1% of each class of shares of the Fund.  The foregoing statement does not reflect ownership of shares held of record by an employee benefit plan for employees of the Manager, other than the shares beneficially owned under that plan by the officers of the Fund listed above. In addition, each Independent
Director, and his family members, do not own securities of either the Manager or Distributor of the Board II Funds or any person directly or indirectly controlling, controlled by or under common control with the Manager or
Distributor.

Affiliated Transactions and Material Business Relationships. In 2000, Mr.
Swain sold 93,000 shares of Oppenheimer Acquisition Company ("OAC") (the
Manager's parent holding company), for a cash payment of $4,278,930 and surrendered for cancellation 60,000 options to MassMutual for a cash payment of $2,569,800.  In 2001, Mr. Swain surrendered for cancellation 60,000 options to MassMutual for a cash payment of $2,700,600.

      Mr. Swain has reported that he sold a residential property to Mr.
Freedman on October 23, 2001 for $1.2 million.  An independent appraisal of the property supported the sale price.

     The address of each Director in the chart below is 6803 S. Tucson Way,
Centennial, CO 80112-3924.  Each Director serves for an indefinite term, until his or her resignation, retirement, death or removal.

-------------------------------------------------------------------------------------
                               Independent Directors
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Name, Address,     Principal   Occupation(s)  During  Past  5 Dollar      Aggregate
                                                                           Dollar
                                                                          Range of
                                                                         y Shares
                                                                         Beneficially
                                                                          Owned in
                                                              Range of   any of the
Age, Position(s)   Years /  Other  Trusteeships/Directorships Shares     Oppenheimer
Held with Fund     Held by Trustee / Number of  Portfolios in Beneficiall   Funds
and Length of      Fund   Complex   Currently   Overseen   by Owned in    Overseen
Service            Director                                    the Fund  by Director
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
                                                                As of December 31,
                                                                       2001
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
James C. Swain,    Formerly  Chief  Executive  Officer (until     $0     Over
Chairman and       August  27,  2002)  of  the  Funds,   Vice
Director, since    Chairman  (until  January  2, 2002) of the
1988               Manager  and   President  and  a  director
Age: 68            (until   1997)   of    Centennial    Asset
                   Management   Corporation  (a  wholly-owned
                   investment   advisory  subsidiary  of  the
                   Manager).  Oversees 41  portfolios  in the            $100,000
                   OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
William L.         Chairman   of   the   following    private
Armstrong,         mortgage banking  companies:  Cherry Creek
Director since     Mortgage Company (since 1991),  Centennial
2001               State Mortgage  Company (since 1994),  The
Age: 65            El Paso  Mortgage  Company  (since  1993),
                   Transland Financial Services,  Inc. (since
                   1997);  Chairman of the following  private
                   companies:    Great   Frontier   Insurance
                   (insurance   agency)   (since   1995)  and
                   Ambassador   Media   Corporation    (since
                   1984); a director of the following  public
                   companies:  Storage Technology Corporation
                   (computer    equipment   company)   (since
                   1991),  Helmerich & Payne,  Inc.  (oil and $50,001 -  $50,001-
                   gas  drilling/production  company)  (since  $100,000  $100,000
                   1992),  UNUMProvident  (insurance company)
                   (since   1991).   Formerly   Director   of
                   International     Family     Entertainment
                   (television   channel)   (1992-1997)   and
                   Natec   Resources,   Inc.  (air  pollution
                   control  equipment  and services  company)
                   (1991-1995),  Frontier  Real Estate,  Inc.
                   (residential    real   estate   brokerage)
                   (1994-1999),  and  Frontier  Title  (title
                   insurance  agency)   (1995-June  1999);  a
                   U.S. Senator (January  1979-January 1991).
                   Oversees    41     portfolios    in    the
                   OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Robert G. Avis,    Formerly  Director  and  President of A.G.
Director since     Edwards Capital,  Inc. (General Partner of
1993               private  equity  funds)  (until   February
Age: 71            2001);   Chairman,   President  and  Chief
                   Executive    Officer   of   A.G.   Edwards
                   Capital,  Inc.  (until March  2000);  Vice
                   Chairman  and  Director  of A.G.  Edwards,
                   Inc. and Vice  Chairman of A.G.  Edwards &
                   Sons,   Inc.   (its   brokerage    company     $0     Over
                   subsidiary)  (until March 1999);  Chairman            $100,000
                   of A.G.  Edwards  Trust Company and A.G.E.
                   Asset  Management   (investment   advisor)
                   (until March 1999);  and a Director (until
                   March  2000)  of A.G.  Edwards  & Sons and
                   A.G.  Edwards Trust  Company.  Oversees 41
                   portfolios    in   the    OppenheimerFunds
                   complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
George C. Bowen,   Formerly  (until  April 1999)  Senior Vice
Director since     President   (from   September   1987)  and
1997               Treasurer   (from   March   1985)  of  the
Age: 66            Manager;  Vice President  (from June 1983)
                   and   Treasurer   (since  March  1985)  of
                   OppenheimerFunds   Distributor,   Inc.  (a
                   subsidiary  of the  Manager);  Senior Vice
                   President     (since    February    1992),
                   Treasurer   (since  July  1991)  Assistant
                   Secretary and a director  (since  December
                   1991) of the Centennial  Asset  Management
                   Corporation;    Vice   President    (since
                   October 1989) and  Treasurer  (since April
                   1986)  of  HarbourView   Asset  Management
                   Corporation   (an   investment    advisory
                   subsidiary  of  the  Manager);  President,
                   Treasurer    and    a    director    (June
                   1989-January  1990) of Centennial  Capital
                   Corporation   (an   investment    advisory
                   subsidiary   of   the    Manager);    Vice
                   President  and  Treasurer   (since  August
                   1978) and Secretary  (since April 1981) of
                   Shareholder  Services,  Inc.  (a  transfer
                   agent  subsidiary  of the  Manager);  Vice $10,001 -  Over
                   President,  Treasurer and Secretary (since  $50,000   $100,000
                   November  1989) of  Shareholder  Financial
                   Services,    Inc.   (a   transfer    agent
                   subsidiary  of  the  Manager);   Assistant
                   Treasurer    (since    March    1998)   of
                   Oppenheimer    Acquisition    Corp.   (the
                   Manager's parent  corporation);  Treasurer
                   (since   November   1989)  of  Oppenheimer
                   Partnership  Holdings,   Inc.  (a  holding
                   company  subsidiary of the Manager);  Vice
                   President and Treasurer  (since July 1996)
                   of  Oppenheimer  Real  Asset   Management,
                   Inc. (an  investment  advisory  subsidiary
                   of the Manager);  Chief Executive  Officer
                   and   director   (since   March  1996)  of
                   MultiSource     Services,      Inc.     (a
                   broker-dealer  subsidiary of the Manager);
                   Treasurer    (since   October   1997)   of
                   OppenheimerFunds  International  Ltd.  and
                   Oppenheimer     Millennium    Funds    plc
                   (offshore fund management  subsidiaries of
                   the  Manager).  Oversees 41  portfolios in
                   the OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Edward L.          A  member  of  The  Life  Guard  of  Mount
Cameron, Director  Vernon,  George  Washington's  home (since
since 1999         June  2000).  Formerly  (March  2001 - May
Age: 64            2002)  Director of Genetic  ID,  Inc.  and
                   its   subsidiaries   (a   privately   held
                   biotech    company);    a   partner   with
                   PricewaterhouseCoopers      LLP      (from     $0     $50,001-
                   1974-1999)   (an   accounting   firm)  and            $100,000
                   Chairman    (from    1994-1998),     Price
                   Waterhouse    LLP    Global     Investment
                   Management    Industry   Services   Group.
                   Oversees    41     portfolios    in    the
                   OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Jon S. Fossel,     Chairman  and  Director  (since  1998)  of     $0     $50,001-
Director since     Rocky    Mountain   Elk    Foundation   (a
1990 Age: 60       not-for-profit    foundation);    and    a
                   director  (since  October  1999)  of  P.R.
                   Pharmaceuticals    (a    privately    held
                   company) and  UNUMProvident  (an insurance
                   company)  (since June 1,  2002).  Formerly
                   Mr. Fossel held the  following  positions:
                   Chairman  and a  director  (until  October
                   1996) and  President  and Chief  Executive
                   Officer   (until   October  1995)  of  the
                   Manager;    President,   Chief   Executive
                   Officer  and  a  director  of  Oppenheimer
                   Acquisition Corp.,  Shareholders Services,            $100,000
                   Inc. and Shareholder  Financial  Services,
                   Inc.  (until  October  1995).  Oversees 41
                   portfolios    in   the    OppenheimerFunds
                   complex.
-------------------------------------------------------------------------------------
Sam Freedman,      A   trustee   or    director    of   other
Director since     Oppenheimer    funds.    Formerly   (until
1996               October  1994) Mr.  Freedman  held several
Age: 61            positions  in   subsidiary  or  affiliated
                   companies  of  the  Manager.  Oversees  41 $50,001 -  Over
                   portfolios    in   the    OppenheimerFunds  $100,000  $100,000
                   complex.
-------------------------------------------------------------------------------------
Beverly L.         Trustee   (since   1996)   of   MassMutual N/A1           N/A
Hamilton,          Institutional  Funds  and  of  MML  Series
Director since     Investment   Fund   (open-end   investment
2002               companies);   Director  of  MML   Services
Age: 56            (since  April  1987)  and  America   Funds
                   Emerging   Markets   Growth   Fund  (since
                   October   1991)   (both   are   investment
                   companies),  The  California  Endowment (a
                   philanthropy  organization)  (since  April
                   2002), and Community  Hospital of Monterey
                   Peninsula,   (since   February   2002);  a
                   trustee (since  February 2000) of Monterey
                   International   Studies  (an   educational
                   organization),  and an advisor to Unilever
                   (Holland)'s  pension  fund  and to  Credit
                   Suisse  First   Boston's   Sprout  venture
                   capital  unit.  Mrs.  Hamilton  also  is a
                   member  of the  investment  committees  of
                   the    Rockefeller     Foundation,     the
                   University   of  Michigan   and   Hartford
                   Hospital.  Formerly,  Mrs.  Hamilton  held
                   the    following    position:    President
                   (February     1991-April     2000)    ARCO
                   Investment  Management  Company.  Oversees
                   40  portfolios  in  the   OppenheimerFunds
                   complex.
-------------------------------------------------------------------------------------
--------------------------------------------------------------
Robert J. Malone,  Director (since 2001) of Jones  Knowledge,    N/A1        N/A
Director since     Inc.  (a  privately  held  company),  U.S.
2002               Exploration,  Inc., (since 1997), Colorado
Age: 58            UpLIFT (a non-profit  organization) (since
                   1986)  and  a  trustee  of  the  Gallagher
                   Family     Foundation     (since    2000).
                   Formerly,  Mr.  Malone held the  following
                   positions:   Chairman  of  U.S.   Bank  (a
                   subsidiary  of U.S.  Bancorp and  formerly
                   Colorado  National Bank,) (July 1996-April
                   1,  1999)  and a  director  of  Commercial
                   Assets,  Inc.  (1993-2000).   Oversees  40
                   portfolios    in   the    OppenheimerFunds
                   complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
F. William         Trustee (since 1996) of MassMutual             $0     $50,001-
Marshall, Jr.,     Institutional Funds and of MML Series
Director since     Investment Fund (open-end investment
2001               companies); Trustee and Chairman (since
Age: 60            May 1987) of the investment committee for
                   the Worcester Polytech Institute;
                   President and Treasurer (since January
                   1999) of the SIS Fund (a private not for
                   profit charitable organization); Trustee
                   (since 1995) of the Springfield Library
                   and Museum Association; Trustee (since
                   1996) of the Community Music School of
                   Springfield; Member of the investment
                   committee of the Community Foundation of
                   Western Massachusetts (since 1998).
                   Formerly, Chairman (January 1999-July
                   1999) of SIS & Family Bank, F.S.B.
                   (formerly SIS Bank); President, Chief
                   Executive Officer and Director (May
                   1993-December 1998) of SIS Bankcorp, Inc.             $100,000
                   and SIS Bank (formerly Springfield
                   Institution for Savings) and Executive
                   Vice President (January 1999-July 1999)
                   of Peoples Heritage Financial Group, Inc.
                   Oversees 41 portfolios in the
                   OppenheimerFunds complex.
-------------------------------------------------------------------------------------

      The address of Mr. Murphy in the chart below is 498 Seventh Avenue, New
York, NY 10018.  Mr. Murphy serves for an indefinite term, until his resignation, death or removal.

-------------------------------------------------------------------------------------
                          Interested Director and Officer
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Name, Address,     Principal   Occupation(s)  During  Past  5 Dollar      Aggregate
                                                                           Dollar
                                                                          Range of
                                                                         y Shares
                                                              Range of   Beneficially
Age, Position(s)   Years /  Other  Trusteeships/Directorships Shares      Owned in
Held with Fund     Held by Trustee / Number of  Portfolios in Beneficiallany of the
and Length of      Fund   Complex   Currently   Overseen   by Owned in   Oppenheimer
Service            Director                                    the Fund     Funds
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
                                                                As of December 31,
                                                                       2001
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
John V. Murphy,    Chairman,   Chief  Executive  Officer  and
President,         director  (since June 2001) and  President     $0        Over
Director and       (since  September  2000)  of the  Manager;             $100,000
Principal          President  and a  director  or  trustee of
Executive Officer  other Oppenheimer  funds;  President and a since October 2001 director  (since July 2001) of Oppenheimer
Age: 53            Acquisition   Corp.   and  of  Oppenheimer
                   Partnership  Holdings,  Inc.;  a  director
                   (since November 2001) of  OppenheimerFunds
                   Distributor,    Inc.;   Chairman   and   a
                   director  (since July 2001) of Shareholder
                   Services,    Inc.   and   of   Shareholder
                   Financial Services,  Inc.; President and a
                   director     (since    July    2001)    of
                   OppenheimerFunds    Legacy    Program   (a
                   charitable  trust program  established  by
                   the Manager);  a director of the following
                   investment   advisory    subsidiaries   of
                   OppenheimerFunds,  Inc.: OFI Institutional
                   Asset  Management,   Inc.  and  Centennial
                   Asset   Management    Corporation   (since
                   November    2001),    HarbourView    Asset
                   Management  Corporation  and  OFI  Private
                   Investments,   Inc.   (since  July  2001);
                   President  (since  November 1, 2001) and a
                   director  (since July 2001) of Oppenheimer
                   Real Asset  Management,  Inc.;  a director
                   (since    November    2001)   of   Trinity
                   Investment  Management  Corp.  and Tremont
                   Advisers,    Inc.   (investment   advisory
                   affiliates  of  the  Manager);   Executive
                   Vice  President  (since  February 1997) of
                   Massachusetts    Mutual   Life   Insurance
                   Company (the Manager's parent company);  a
                   director   (since   June   1995)   of  DBL
                   Acquisition  Corporation;  formerly, Chief
                   Operating  Officer  (September   2000-June
                   2001)  of  the  Manager;   President   and
                   trustee (November  1999-November  2001) of
                   MML Series  Investment Fund and MassMutual
                   Institutional  Funds (open-end  investment
                   companies);    a    director    (September
                   1999-August  2000) of C.M. Life  Insurance
                   Company;    President,   Chief   Executive
                   Officer    and     director     (September
                   1999-August  2000) of MML Bay  State  Life
                   Insurance   Company;   a  director   (June
                   1989-June  1998) of Emerald  Isle  Bancorp
                   and Hibernia  Savings Bank (a wholly-owned
                   subsidiary   of  Emerald  Isle   Bancorp).
                   Oversees    69     portfolios    in    the
                   OppenheimerFunds complex.
-------------------------------------------------------------------------------------

     The address of the Officers in the chart below is as follows: Messrs.
Molleur, Zack, Albers, Monoyois and Ms. Feld is 498 Seventh Avenue, New York,
NY 10018, Messrs. Masterson, Vottiero and Wixted and Ms. Ives and Ms.
Bechtolt is 6803 S. Tucson Way, Centennial, CO 80112-3924. Each Officer
serves for an annual term or until his or her resignation, death or removal.

-------------------------------------------------------------------------------------
                                Officers of the Fund
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Name, Address, Age, Position(s)  Principal Occupation(s) During Past 5 Years
Held with Fund and Length of
Service
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Charles Albers, Vice President   Senior Vice President (since April 1998) of the
and Portfolio Manager since      Manager; a Certified Financial Analyst; an officer
April 1998                       of 6 portfolios in the OppenheimerFunds complex;
Age:  61                         formerly a Vice President and portfolio manager
                                 for Guardian Investor Services, the investment
                                 management subsidiary of The Guardian Life
                                 Insurance Company (1972 - April 1998).
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Nikolaos D. Monoyios, Vice       Vice President of the Manager (since April 1998);
President and Portfolio Manager  an officer of 4 portfolios in the OppenheimerFunds
since April 1998                 complex; a Certified Financial Analyst; formerly a
Age:  53                         Vice President and portfolio manager for Guardian
                                 Investor Services, the investment management
                                 subsidiary of The Guardian Life Insurance Company
                                 (1979 - March 1998).
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Brian W. Wixted,                 Senior Vice  President and  Treasurer  (since March
Treasurer, Principal Financial   1999) of the Manager;  Treasurer (since March 1999)
and Accounting Officer since     of  HarbourView   Asset   Management   Corporation,
April 1999                       Shareholder Services,  Inc., Oppenheimer Real Asset
Age: 43                          Management   Corporation,   Shareholder   Financial
                                 Services,  Inc., Oppenheimer  Partnership Holdings,
                                 Inc., OFI Private  Investments,  Inc.  (since March
                                 2000),  OppenheimerFunds   International  Ltd.  and
                                 Oppenheimer  Millennium  Funds plc (since May 2000)
                                 and  OFI  Institutional   Asset  Management,   Inc.
                                 (since   November   2000);   Treasurer   and  Chief
                                 Financial  Officer  (since May 2000) of Oppenheimer
                                 Trust  Company (a trust  company  subsidiary of the
                                 Manager);  Assistant  Treasurer  (since March 1999)
                                 of     Oppenheimer     Acquisition     Corp.    and
                                 OppenheimerFunds   Legacy   Program   (since  April
                                 2000);   formerly  Principal  and  Chief  Operating
                                 Officer  (March  1995-March  1999),  Bankers  Trust
                                 Company-Mutual  Fund Services Division.  An officer
                                 of 85 portfolios in the OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Philip Vottiero,                 Vice  President/Fund   Accounting  of  the  Manager
Assistant Treasurer              (since      March     2002;      formerly      Vice
Since August 2002                President/Corporate   Accounting   of  the  Manager
Age: 39                          (July  1999-March 2002) prior to which he was Chief
                                 Financial  Officer  at Sovlink  Corporation  (April
                                 1996-June  1999).  An officer of 72  portfolios  in
                                 the OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Connie Bechtolt                  Assistant  Vice  President  of the  Manager  (since
Assistant Treasurer              September  1998)  prior to which  she was a Manager
Since October 2002               in the Fund  Accounting  Department  of the Manager
Age: 39                          (October 1994 - September 1998).
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Robert G. Zack,                  General   Counsel  (since  November  2001)  of  the
Vice President & Secretary       Manager;  Senior  Vice  President  (since May 1985)
Since November 2001              and  General   Counsel  (since  February  2002)  of
Age: 54                          OppenheimerFunds,   Inc.;  General  Counsel  and  a
                                 director (since November 2001) of  OppenheimerFunds
                                 Distributor,   Inc.;   Senior  Vice  President  and
                                 General    Counsel   (since   November   2001)   of
                                 HarbourView  Asset  Management  Corporation;   Vice
                                 President and a director  (since  November 2000) of
                                 Oppenheimer  Partnership  Holdings,   Inc.;  Senior
                                 Vice  President,  General  Counsel  and a  director
                                 (since  November  2001)  of  Shareholder  Services,
                                 Inc.,  Shareholder  Financial  Services,  Inc., OFI
                                 Private   Investments,   Inc.,   Oppenheimer  Trust
                                 Company  and OFI  Institutional  Asset  Management,
                                 Inc.;   a  director   (since   November   2001)  of
                                 Oppenheimer Real Asset Management,  Inc.; Assistant
                                 Secretary and a director  (since  November 2001) of
                                 OppenheimerFunds     International    Ltd.;    Vice
                                 President      (since     November     2001)     of
                                 OppenheimerFunds  Legacy Program;  Secretary (since
                                 November  2001) of Oppenheimer  Acquisition  Corp.;
                                 formerly   Acting   General    Counsel    (November
                                 2001-February  2002) and Associate  General Counsel
                                 (May 1981-October  2001) of the Manager;  Assistant
                                 Secretary  of  Shareholder   Services,   Inc.  (May
                                 1985-November    2001),    Shareholder    Financial
                                 Services,   Inc.  (November   1989-November  2001);
                                 OppenheimerFunds     International     Ltd.     and
                                 Oppenheimer    Millennium    Funds   plc   (October
                                 1997-November  2001).  An officer of 85  portfolios
                                 in the OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Philip T. Masterson,             Vice President and Assistant Counsel of the
                                 Manager (since July 1998); formerly, an associate
Assistant Secretary              with Davis, Graham, & Stubbs LLP (January
since August 2002                1997-June 1998). An officer of 72 portfolios in
Age: 38                          the OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Denis R. Molleur,                Vice  President  and Senior  Counsel of the Manager
Assistant Secretary              (since July 1999);  formerly a Vice  President  and
since November 2001              Associate   Counsel  of  the   Manager   (September
Age: 45                          1995-July  1999).  An officer of 82  portfolios  in
                                 the OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Katherine P. Feld,               Vice  President  and  Senior  Counsel  (since  July
Assistant Secretary              1999) of the Manager;  Vice  President  (since June
since November 2001              1990)  of   OppenheimerFunds   Distributor,   Inc.;
Age: 44                          Director,  Vice  President and Assistant  Secretary
                                 (since June 1999) of  Centennial  Asset  Management
                                 Corporation;   Vice   President   (since  1997)  of
                                 Oppenheimer Real Asset Management,  Inc.;  formerly
                                 Vice   President  and  Associate   Counsel  of  the
                                 Manager  (June  1990-July  1999).  An officer of 85
                                 portfolios in the OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Kathleen T. Ives,                Vice  President and Assistant  Counsel  (since June
Assistant Secretary              1998) of the Manager;  Vice President  (since 1999)
since November 2001              of   OppenheimerFunds   Distributor,   Inc.;   Vice
Age: 36                          President and Assistant  Secretary  (since 1999) of
                                 Shareholder  Services,  Inc.;  Assistant  Secretary
                                 (since  December 2001) of  OppenheimerFunds  Legacy
                                 Program and Shareholder  Financial Services,  Inc.;
                                 formerly  Assistant  Vice  President  and Assistant
                                 Counsel of the  Manager  (August  1997-June  1998);
                                 Assistant    Counsel   of   the   Manager   (August
                                 1994-August  1997).  An officer of 85 portfolios in
                                 the OppenheimerFunds complex.
-------------------------------------------------------------------------------------

      |X|         Remuneration of Directors. The officers of the Fund and one
Director of the Fund (Mr. Murphy) are affiliated with the Manager and receive no salary or fee from the Fund.  The remaining Directors of the Fund received the compensation shown below from the Fund with respect to the Fund's fiscal year ended August 31, 2002.  Mr. Swain was affiliated with the Manager until
January 2, 2002.  The compensation from all of the Board II Funds (including the Fund) represents compensation received as a director, trustee, managing general partner or member of a committee of the Board during the calendar year 2001.

-------------------------------------------------------------------------------------
                                                            Total Compensation From
      Director Name and Other              Aggregate         All Oppenheimer Funds
          Fund Position(s)             Compensation from      For Which Individual
          (as applicable)                  Fund as of              Serves As
                                       Fiscal Year Ended        Trustee/Director
                                            8/31/021        As of December 31, 2001
                                                                   (41 Funds)
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
James C. Swain                              $24,255                   $02
Chairman of the Board of Directors
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
William L. Armstrong                        $16,120                 $78,865
Audit Committee Member
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Robert G. Avis                              $16,240                 $79,452
Review Committee Member
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
George C. Bowen                             $15,521                 $75,936
Audit Committee Member
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Edward L. Cameron                           $15,492                 $75,794
Audit Committee Chairman
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Jon S. Fossel                               $17,206                 $84,177
Review Committee Chairman
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Sam Freedman                                $17,047                 $83,402
Review Committee Member
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Beverly Hamilton                             $4,481                  None3
Review Committee Member
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
C. Howard Kast4                             $14,896                 $87,452
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Robert M. Kirchner4                         $13,533                 $79,452
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Robert J. Malone                            $4,4815                  None3
Audit Committee Member
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
F. William Marshall, Jr.                    $14,292                 $69,922
Review Committee Member
-------------------------------------------------------------------------------------
*Effective  July 1,  2000,  William  A.  Baker and Ned M.  Steel  resigned  as
Directors of the Board II Funds and subsequently  became  Directors  Emeritus.
For the fiscal year ended August 31, 2002, Mr. Baker  received  $4,088 and Mr.
Steel received $9,198 aggregate  compensation  from the Fund. For the calendar year ended December 31, 2001,  Messrs.  Baker and Steel each received  $60,000 total  compensation from all of the Oppenheimer funds for which they served as
Director.
1.    Aggregate   compensation  from  the  Fund  includes  fees  and  deferred compensation, if any.
2.    Mr. Swain became an  Independent  Director  effective  1/2/02,  prior to which he did not receive compensation from any of the Board II Funds.
3.    Ms.  Hamilton  and Mr.  Malone were elected as Directors of the Board II
   Funds effective June 1, 2002 and therefore did not receive  compensation  from any  of  the  Board  II  Funds  during  calendar  year  2001.  They  serve  as
   Trustees/Directors for 40 funds.
4.    Messrs.  Kast and Kirchner  retired as Directors from the Board II Funds effective July 1, 2002.
5.    Aggregate  compensation  from the Fund includes  $4,481  deferred  under
   Deferred Compensation Plan described below.

|X|   Deferred Compensation Plan For Directors.  The Board of Directors has
adopted a Deferred Compensation Plan for disinterested directors that enables them to elect to defer receipt of all or a portion of the annual fees they are entitled to receive from the Fund.  Under the plan, the compensation deferred by a Director is periodically adjusted as though an equivalent amount had been invested in shares of one or more Oppenheimer funds selected by the Director.  The amount paid to the Director under the plan will be determined based upon the performance of the selected funds.
      Deferral of Director's fees under the plan will not materially affect the Fund's assets, liabilities and net income per share.  The plan will not obligate the Fund to retain the services of any Director or to pay any particular level of compensation to any Director.  Pursuant to an Order issued by the Securities and Exchange Commission, the Fund may invest in the funds selected by the Director under the plan without shareholder approval for the limited purpose of determining the value of the Director's deferred fee account.

      |X|   Major Shareholders.  As of October 7, 2002, the only persons who owned of record or were known by the Fund to own beneficially 5% or more of the Fund's outstanding Class A, Class B, Class C, Class N or Class Y shares were:

MLPF&S For The Sole Benefit Of Its Customers, Attn:  Fund Admn #97FJ0,
4800 Deer Lake Dr E Fl 3, Jacksonville, Fl  32246-6484, which owned
7,361,371.61 Class B shares (5.81% of the Class B shares then outstanding).

 MLPF&S For The Sole Benefit Of Its Customers, Attn:  Fund Admn #97FJ0, 4800
Deer Lake Dr E Fl 3, Jacksonville, Fl  32246-6484, which owned 5,858,870.831
Class C shares (13.34% of the Class C shares then outstanding).

Smith Barney House Acct, Attn:  Cindy Tempesta, 333 West 34th Street, 7th Fl,
New York, New York 10001-2483, which owned 2,651,900.534 Class C shares
(6.04% of the Class C shares then outstanding).

Brian Anderson Tr, Us Personel Inc 401K Plan, previous HRC plan deposits,
2300 Valley View LN, Ste. 300, Irving, Texas 75062-1726, which owned
130,829.397 Class N shares (8.06% of the Class N shares outstanding).

The Manager.  The Manager is wholly-owned by Oppenheimer Acquisition Corp., a holding company controlled by Massachusetts Mutual Life Insurance Company.

      |X|   Code of Ethics. The Fund, the Manager and the Distributor have a
Code of Ethics. It is designed to detect and prevent improper personal trading by certain employees, including portfolio managers that would compete with or take advantage of the Fund's portfolio transactions.  Covered persons include persons with knowledge of the investments and investment intentions of the Fund and other funds advised by the Manager.  The Code of Ethics does permit personnel subject to the Code to invest in securities, including securities that may be purchased or held by the Fund, subject to a number of restrictions and controls. Compliance with the Code of Ethics is carefully monitored and enforced by the Manager.

      The Code of Ethics is an exhibit to the Fund's registration statement filed with the Securities and Exchange Commission and can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You can obtain information about the hours of operation of the Public Reference Room by calling the SEC at 1.202.942.8090. The Code of Ethics can also be viewed as part of the Fund's registration statement on the SEC's EDGAR database at the
SEC's Internet website at www.sec.gov. Copies may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address:
PUBLICINFO@SEC.GOV., or by writing to the SEC's Public Reference Section,
-------------------
Washington, D.C. 20549-0102.

      |X|   The Investment Advisory Agreement.  The Manager provides
investment advisory and management services to the Fund under an investment advisory agreement between the Manager and the Fund.  The Manager selects securities for the Fund's portfolio and handles its day-to-day business.  The portfolio managers of the Fund are employed by the Manager and are the persons who are principally responsible for the day-to-day management of the
Fund's portfolio.  Other members of the Manager's Equity Portfolio Department provide the portfolio managers with counsel and support in managing the
Fund's portfolio.

      The agreement requires the Manager, at its expense, to provide the Fund with adequate office space, facilities and equipment. It also requires the
Manager to provide and supervise the activities of all administrative and clerical personnel required to provide effective administration for the Fund.

      Those responsibilities include the compilation and maintenance of records with respect to its operations, the preparation and filing of specified reports, and composition of proxy materials and registration statements for continuous public sale of shares of the Fund.

      The Fund pays expenses not expressly assumed by the Manager under the advisory agreement or paid by the general distributors of shares of the Fund.
The advisory agreement lists examples of expenses paid by the Fund. The major categories relate to interest, taxes, brokerage commissions, fees to certain
Directors, legal and audit expenses, custodian bank and transfer agent expenses, share issuance costs, certain printing and registration costs and non-recurring expenses, including litigation costs.  The management fees paid by the Fund to the Manager are calculated at the rates described in the
Prospectus, which are applied to the assets of the Fund as a whole. The fees are allocated to each class of shares based upon the relative proportion of the Fund's net assets represented by that class. The management fees paid by the Fund to the Manager during the Fund's last three fiscal years are listed below.

-------------------------------------------------------------------------------
Fiscal Year ended 8/31:      Management Fees Paid to OppenheimerFunds, Inc.
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
           2000                                $83,004,765
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
           2001                                $75,697,340
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
           2002                                $61,560,774
-------------------------------------------------------------------------------

      The investment advisory agreement states that in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or reckless disregard of its obligations and duties under the investment advisory agreement, the Manager is not liable for any loss the Fund sustains for any investment, adoption of any investment policy, or the purchase, sale or retention of any security.

      The agreement permits the Manager to act as investment advisor for any other person, firm or corporation and to use the names "Oppenheimer" and
"Main Street" in connection with other investment companies for which it may act as investment advisor or general distributor. If the Manager shall no longer act as investment advisor to the Fund, the Manager may withdraw the right of the Fund's parent corporation to use the names "Oppenheimer" and
"Main Street" as part of its name and the name of the Fund.

         |X|      Annual Approval of Investment Advisory Agreement. Each
year, the Board of Directors, including a majority of the Independent
Directors, is required to approve the renewal of the investment advisory agreement. The Investment Company Act requires that the Board request and evaluate and the Manager provide such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.  The
Board employs an independent consultant to prepare a report that provides such information as the Board requests for this purpose.

      The Board also receives information about the 12b-1 distribution fees the Fund pays.  These distribution fees are reviewed and approved at a different time of the year.

      The Board reviewed the foregoing information in arriving at its decision to renew the investment advisory agreement.  Among other factors, the Board considered:
o     The nature, cost, and quality of the services provided to the Fund and its shareholders;
o     The profitability of the Fund to the Manager;
o     The investment performance of the Fund in comparison to regular market indices;
o     Economies of scale that may be available to the Fund from the Manager;
o     Fees paid by other mutual funds for similar services;
o     The value and quality of any other benefits or services received by the
   Fund from its relationship with the Manager; and
o     The direct and indirect benefits the Manager received from its relationship with the Fund.  These included services provided by the
   Distributor and the Transfer Agent, and brokerage and soft dollar arrangements permissible under Section 28(e) of the Securities Exchange
   Act.

      The Board considered that the Manager must be able to pay and retain high quality personnel at competitive rates to provide services to the Fund.
The Board also considered that maintaining the financial viability of the
Manager is important so that the Manager will be able to continue to provide quality services to the Fund and its shareholders in adverse times.  The
Board also considered the investment performance of other mutual funds advised by the Manager. The Board is aware that there are alternatives to the use of the Manager.

      These matters were also considered by the Independent Directors, meeting separately from the full Board with experienced Counsel to the Fund who assisted the Board in its deliberations.  The Fund's Counsel is independent of the Manager within the meaning and intent of the SEC Rules regarding the independence of counsel.

      In arriving at a decision, the Board did not single out any one factor or group of factors as being more important than other factors, but considered all factors together.  The Board judged the terms and conditions of the investment advisory agreement, including the investment advisory fee, in light of all of the surrounding circumstances.

Brokerage Policies of the Fund

Brokerage Provisions of the Investment Advisory Agreement.  One of the duties of the Manager under the investment advisory agreement is to arrange the portfolio transactions for the Fund.  The advisory agreement contains provisions relating to the employment of broker-dealers to effect the Fund's portfolio transactions.  The Manager is authorized by the advisory agreement to employ broker-dealers, including "affiliated" brokers, as that term is defined in the Investment Company Act. The Manager may employ broker-dealers that the Manager thinks, in its best judgment based on all relevant factors, will implement the policy of the Fund to obtain, at reasonable expense, the
"best execution" of the Fund's portfolio transactions. "Best execution" means prompt and reliable execution at the most favorable price obtainable. The
Manager need not seek competitive commissions bidding. However, it is expected to be aware of the current rates of eligible brokers and to minimize the commissions paid to the extent consistent with the interests and policies of the Fund as established by its Board of Directors.

      Under the investment advisory agreement, the Manager may select brokers
(other than affiliates) that provide brokerage and/or research services for the Fund and/or the other accounts over which the Manager or its affiliates have investment discretion.  The commissions paid to such brokers may be higher than another qualified broker would charge, if the Manager makes a good faith determination that the commission is fair and reasonable in relation to the services provided.  Subject to those considerations, as a factor in selecting brokers for the Fund's portfolio transactions, the
Manager may also consider sales of shares of the Fund and other investment companies for which the Manager or an affiliate serves as investment advisor.

Brokerage Practices Followed by the Manager.  The Manager allocates brokerage for the Fund subject to the provisions of the investment advisory agreement and the procedures and rules described above. Generally, the Manager's portfolio traders allocate brokerage based upon recommendations from the
Manager's portfolio managers.  In certain instances, portfolio managers may directly place trades and allocate brokerage. In either case, the Manager's executive officers supervise the allocation of brokerage.

      Transactions in securities other than those for which an exchange is the primary market are generally done with principals or market makers.  In transactions on foreign exchanges, the Fund may be required to pay fixed brokerage commissions and therefore would not have the benefit of negotiated commissions available in U.S. markets.  Brokerage commissions are paid primarily for transactions in listed securities or for certain fixed-income agency transactions in the secondary market. Otherwise brokerage commissions are paid only if it appears likely that a better price or execution can be
obtained by doing so.   In an option transaction, the Fund ordinarily uses
the same broker for the purchase or sale of the option and any transaction in the securities to which the option relates.  Other funds advised by the
Manager have investment policies similar to those of the Fund. Those other funds may purchase or sell the same securities as the Fund at the same time as the Fund, which could affect the supply and price of the securities. If two or more funds advised by the Manager purchase the same security on the same day from the same dealer, the transactions under those combined orders are averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each account.

      Most purchases of debt obligations are principal transactions at net prices.  Instead of using a broker for those transactions, the Fund normally deals directly with the selling or purchasing principal or market maker unless the Manager determines that a better price or execution can be obtained by using the services of a broker.  Purchases of portfolio securities from underwriters include a commission or concession paid by the issuer to the underwriter.  Purchases from dealers include a spread between the bid and asked prices.  The Fund seeks to obtain prompt execution of these orders at the most favorable net price.

      The investment advisory agreement permits the Manager to allocate brokerage for research services. The research services provided by a particular broker may be useful only to one or more of the advisory accounts of the Manager and its affiliates. The investment research received for the commissions of those other accounts may be useful both to the Fund and one or more of the Manager's other accounts.  Investment research may be supplied to the Manager by a third party at the instance of a broker through which trades are placed.

      Investment research services include information and analysis on particular companies and industries as well as market or economic trends and portfolio strategy, market quotations for portfolio evaluations, information systems, computer hardware and similar products and services. If a research service also assists the Manager in a non-research capacity (such as bookkeeping or other administrative functions), then only the percentage or component that provides assistance to the Manager in the investment decision-making process may be paid in commission dollars.

      The Board of Directors permits the Manager to use stated commissions on secondary fixed-income agency trades to obtain research if the broker represents to the Manager that: (i) the trade is not from or for the broker's own inventory, (ii) the trade was executed by the broker on an agency basis at the stated commission, and (iii) the trade is not a riskless principal transaction. The Board of Directors permits the Manager to use commissions on fixed-price offerings to obtain research, in the same manner as is permitted for agency transactions.

      The research services provided by brokers broadens the scope and supplements the research activities of the Manager. That research provides additional views and comparisons for consideration, and helps the Manager to obtain market information for the valuation of securities that are either held in the Fund's portfolio or are being considered for purchase.  The
Manager provides information to the Board about the commissions paid to brokers furnishing such services, together with the Manager's representation that the amount of such commissions was reasonably related to the value or benefit of such services.

--------------------------------------------------------------------------------
Fiscal Year Ended 8/31:       Total Brokerage Commissions Paid by the Fund1
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
           2000                                $26,028,417
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
           2001                                $23,855,290
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
           2002                                $25,593,7432
--------------------------------------------------------------------------------
1.    Amounts do not include spreads or concessions on principal transactions on a net trade basis.
   2. During the fiscal year ended 8/31/02, the amount of transactions directed to brokers for research services was
           $9,076,238,222 and the amount of the commissions paid to
   broker-dealers for those services was $11,974,978.

Distribution and Service Plans

The Distributor.  Under its General Distributor's Agreement with the Fund's parent corporation, the Distributor acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the
Fund.  The Distributor bears the expenses normally attributable to sales, including advertising and the cost of printing and mailing prospectuses, other than those furnished to existing shareholders.  The Distributor is not obligated to sell a specific number of shares.  Expenses normally attributable to sales are borne by the Distributor.

      The sales charges and concessions paid to, or retained by, the
Distributor from the sale of shares during the Fund's three most recent fiscal years, and the contingent deferred sales charges retained by the
Distributor on the redemption of shares for the most recent fiscal year are shown in the tables below.

--------------------------------------------------------------------------------
Fiscal Year Ended 8/31      Aggregate Front-End       Class A Front-End Sales
                            Sales Charges on Class A  Charges retained by
                            Shares                    Distributor1
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
           2000                    $27,942,876               $7,652,953
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
           2001                    $18,699,768               $5,001,243
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
           2002                    $12,400,169               $3,335,382
--------------------------------------------------------------------------------
1.    Includes amounts retained by a broker-dealer that is an affiliate or a parent of the Distributor.

--------------------------------------------------------------------------------
                 Concessions on  Concessions on  Concessions    Concessions on
                 Class A Shares  Class B Shares  on Class C     Class N Shares
Fiscal Year      Advanced by     Advanced by     Shares         Advanced by
Ended 8/31       Distributor1    Distributor1    Advanced by    Distributor1, 2
                                                 Distributor1
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
      2000         $2,076,756      $49,918,066     $4,083,097         N/A
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
      2001         $1,716,658      $28,052,844     $2,227,017       $56,915
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
      2002          $895,178       $15,202,153     $1,380,111      $408,513
--------------------------------------------------------------------------------
1.    The Distributor advances concession payments to dealers for certain sales of Class A shares and for sales of Class B, Class C and Class N shares from its own resources at the time of sale.
2.    The inception date of Class N shares was March 1, 2001.

--------------------------------------------------------------------------------
Fiscal Year      Class A         Class B         Class C         Class N
                 Contingent      Contingent      Contingent      Contingent
                 Deferred Sales  Deferred Sales  Deferred Sales  Deferred
                 Charges         Charges         Charges         Sales Charges
                 Retained by     Retained by     Retained by     Retained by
Ended 8/31       Distributor     Distributor     Distributor     Distributor
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
      2001           $94,981       $12,539,280      $285,411          $109
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
      2002          $112,149       $12,100,308      $142,468         $6,564
--------------------------------------------------------------------------------

      For additional information about distribution of the Fund's shares, including fees and expenses, please refer to "Distribution and Service
Plans," below.

Distribution and Service Plans.  The Fund has adopted a Service Plan for
Class A shares and Distribution and Service Plans for Class B, Class C and
Class N shares under Rule 12b-1 of the Investment Company Act. Under those plans the Fund reimburses the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class.

      Each plan has been approved by a vote of the Board of Directors, including a majority of the Independent Directors1, cast in person at a meeting called for the purpose of voting on that plan.  The shareholder vote for the Distribution and Service Plan for Class N shares was cast by the
Manager as the sole initial holder of Class N shares of the Fund.

      Under the plans, the Manager and the Distributor may make payments to affiliates and in their sole discretion, from time to time, may use their own resources (at no direct cost to the Fund) to make payments to brokers, dealers or other financial institutions for distribution and administrative services they perform.

      Unless a plan is terminated as described below, the plan continues in effect from year to year but only if the Fund's Board of Directors and its
Independent Directors specifically vote annually to approve its continuance.
Approval must be by a vote cast in person at a meeting called for the purpose of voting on continuing the plan. A plan may be terminated at any time by the vote of a majority of the Independent Directors or by the vote of the holders of a "majority" (as defined in the Investment Company Act) of the outstanding shares of that class.

      The Board of Directors and the Independent Directors must approve all material amendments to a plan. An amendment to increase materially the amount of payments to be made under a plan must be approved by shareholders of the class affected by the amendment.  Because Class B shares of the Fund automatically convert into Class A shares after six years, the Fund must obtain the approval of both Class A and Class B shareholders for a proposed material amendment to the Class A Plan that would materially increase payments under the Plan.  That approval must be by a "majority" (as defined in the Investment Company Act) of the shares of each class, voting separately by class.

      While the Plans are in effect, the Treasurer of the Fund shall provide separate written reports on the plans to the Board of Directors at least quarterly for its review.  The Reports shall detail the amount of all payments made under a plan and the purpose for which the payments were made.
Those reports are subject to the review and approval of the Independent
Directors.

      Each Plan states that while it is in effect, the selection and nomination of those Directors of the Fund's parent corporation who are not
"interested persons" of the corporation (or the Fund) is committed to the discretion of the Independent Directors.  This does not prevent the involvement of others in the selection and nomination process as long as the final decision as to selection or nomination is approved by a majority of the
Independent Directors.

      Under the plans for a class, no payment will be made to any recipient in any quarter in which the aggregate net asset value of all Fund shares of that class held by the recipient for itself and its customers does not exceed a minimum amount, if any, that may be set from time to time by a majority of the Independent Directors.  The Board of Directors has set no minimum amount of assets to qualify for payments under the plans.

         |_|      Class A Service Plan.  Under the Class A service plan, the
Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions (they are referred to as
"recipients") for personal services and account maintenance services they provide for their customers who hold Class A shares. The services include, among others, answering customer inquiries about the Fund, assisting in establishing and maintaining accounts in the Fund, making the Fund's investment plans available and providing other services at the request of the
Fund or the Distributor. The Class A service plan permits reimbursements to the Distributor at a rate of up to 0.25% of average annual net assets of
Class A shares. The Board has set the rate at that level. While the plan permits the Board to authorize payments to the Distributor to reimburse itself for services under the plan, the Board has not yet done so. The
Distributor makes payments to plan recipients quarterly at an annual rate not to exceed 0.25% of the average annual net assets consisting of Class A shares held in the accounts of the recipients or their customers.

      With  respect to  purchases  of Class A shares  subject to a  contingent deferred sales charge by certain  retirement  plans that purchased such shares
prior  to  March  1,   2001   ("grandfathered   retirement   accounts"),   the
Distributor  currently  intends  to  pay  the  service  fee to  Recipients  in advance  for the first year after the  shares are  purchased.  After the first year shares are  outstanding,  the  Distributor  makes service fee payments to
Recipients  quarterly  on those  shares.  The advance  payment is based on the net asset value of shares  sold.  Shares  purchased by exchange do not qualify for  the  advance  service  fee  payment.  If  Class  A  shares  purchased  by grandfathered  retirement  accounts are  redeemed  during the first year after their  purchase,  the  Recipient  of the service  fees on those shares will be obligated to repay the  Distributor a pro rata portion of the advance  payment of the service fee made on those shares.

      For the fiscal year ended August 31, 2002 payments under the Class A
Plan totaled $17,613,557, all of which was paid by the Distributor to recipients. That included $903,757 paid  to an affiliate of the Distributor's parent company.  Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. The Distributor may not use payments received under the
Class A Plan to pay any of its interest expenses, carrying charges, or other financial costs, or allocation of overhead.

      |_| Class B, Class C and Class N Service and Distribution Plan.  Under
each plan, service fees and distribution fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. The Class B, Class C and Class N plans allow the Distributor to be compensated at a flat rate for its services and costs in distributing Class B, Class C and Class N shares and servicing accounts, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid.  The types of services that recipients provide are similar to the services provided under the Class A service plan, described above.

      Each plan permits the Distributor to retain both the asset-based sales charges and the service fees or to pay recipients the service fee on a quarterly basis, without payment in advance. However, the Distributor currently intends to pay the service fee to recipients in advance for the first year after the shares are purchased. After the first year shares are outstanding, the Distributor makes service fee payments quarterly on those shares. The advance payment is based on the net asset value of shares sold.
Shares purchased by exchange do not qualify for the advance service fee payment.  If Class B, Class C or Class N shares are redeemed during the first year after their purchase, the recipient of the service fees on those shares will be obligated to repay the Distributor a pro rata portion of the advance payment of the service fee made on those shares.

      The Distributor retains the asset-based sales charge on Class B shares.
The Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding.  It pays the asset-based sales charge as an ongoing concession to the recipient on Class C shares outstanding for a year or more.  The Distributor retains the asset based sales charge on Class N shares.  If a dealer has a special agreement with the
Distributor, the Distributor will pay the Class B, Class C and/or Class N service fee and the asset-based sales charge to the dealer quarterly in lieu of paying the sales concessions and service fee in advance at the time of purchase.

    The asset-based sales charges on Class B, Class C and Class N shares allow investors to buy shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares.  The Fund pays the asset-based sales charges to the Distributor for its services rendered in distributing Class B, Class C and Class N shares.  The payments are made to the Distributor in recognition that the Distributor:

o     pays sales concessions to authorized brokers and dealers at the time of sale and pays service fees as described above,
o     may finance payment of sales concessions and/or the advance of the service fee payment to recipients under the plans, or may provide such financing from its own resources or from the resources of an affiliate,
o     employs personnel to support distribution of Class B, Class C and Class
      N shares, and
o     bears the costs of sales literature, advertising and prospectuses
      (other than those furnished to current shareholders) and state "blue sky" registration fees and certain other distribution expenses,
o     may not be able to adequately compensate dealers that sell Class B,
      Class C and Class N shares without receiving payment under the plans and therefore may not be able to offer such Classes for sale absent the plans,
o     receives payments under the plans consistent with the service fees and asset-based sales charges paid by other non-proprietary funds that charge 12b-1 fees,
o     may use the payments under the plan to include the Fund in various third-party distribution programs that may increase sales of Fund shares,
o     may experience increased difficulty selling the Fund's shares if payments under the plan are discontinued because most competitor funds have plans that pay dealers for rendering distribution services as much or more than the amounts currently being paid by the Fund, and
o     may not be able to continue providing, at the same or at a lesser cost, the same quality distribution sales efforts and services, or to obtain such services from brokers and dealers, if the plan payments were to be discontinued.

      When Class B, Class C or Class N shares are sold without the designation of a broker-dealer, the Distributor is automatically designated as the broker-dealer of record. In those cases, the Distributor retains the service fee and asset-based sales charge paid on Class B, Class C and Class N shares.

    The Distributor's actual expenses in selling Class B, Class C and Class N shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and from the Fund under the plans.
If either the Class B, Class C or Class N plan is terminated by the Fund, the
Board of Directors may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated.

---------------------------------------------------------------------------------
      Distribution Fees Paid to the Distributor for the Year Ended 8/31/02
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class:        Total          Amount         Distributor's       Distributor's
                                                                Unreimbursed
                                            Aggregate           Expenses as %
              Payments       Retained by    Unreimbursed        of Net Assets
              Under Plan     Distributor    Expenses Under Plan of Class
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class B Plan   $46,128,366    $35,752,4001      $73,751,303          2.10%
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class C Plan   $14,335,613    $1,548,1432       $23,950,792          2.00%
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class N Plan    $ 140,215      $136,9643         $958,649            2.21%
---------------------------------------------------------------------------------
1.    Includes $445,110 paid to an affiliate of the Distributor's parent company.
2.    Includes $300,131 paid to an affiliate of the Distributor's parent company.
3.    Includes $220 paid to an affiliate of the Distributor's parent company.

      All payments under the Class B, Class C and Class N plans are subject to the limitations imposed by the Conduct Rules of the National Association of Securities Dealers, Inc. on payments of asset-based sales charges and service fees.

Performance of the Fund

Explanation of Performance Terminology.  The Fund uses a variety of terms to illustrate its investment performance. Those terms include "cumulative total return," "average annual total return," "average annual total return at net asset value" and "total return at net asset value." An explanation of how total returns are calculated is set forth below.  The charts below show the
Fund's performance as of the Fund's most recent fiscal year end. You can obtain current performance information by calling the Fund's Transfer Agent at 1.800.225.5677 or by visiting the OppenheimerFunds Internet website at
www.oppenheimerfunds.com.

      The Fund's illustrations of its performance data in advertisements must comply with rules of the Securities and Exchange Commission.  Those rules describe the types of performance data that may be used and how it is to be calculated.  In general, any advertisement by the Fund of its performance data must include the average annual total returns for the advertised class of shares of the Fund. Those returns must be shown for the 1-, 5- and 10-year periods (or the life of the class, if less) ending as of the most recently ended calendar quarter prior to the publication of the advertisement (or its submission for publication).

      Use of standardized performance calculations enables an investor to compare the Fund's performance to the performance of other funds for the same periods.  However, a number of factors should be considered before using the
Fund's performance information as a basis for comparison with other investments:

      o  Total returns measure the performance of a hypothetical account in the Fund over various periods and do not show the performance of each shareholder's account. Your account's performance will vary from the model performance data if your dividends are received in cash, or you buy or sell shares during the period, or you bought your shares at a different time and price than the shares used in the model.
      o  An investment in the Fund is not insured by the FDIC or any other government agency.
      o  The Fund's performance returns do not reflect the effect of taxes on dividends and capital gains distributions.
      o  The principal value of the Fund's shares and total returns are not guaranteed and normally will fluctuate on a daily basis.
      o  When an investor's shares are redeemed, they may be worth more or less than their original cost.
      o  Total returns for any given past period represent historical performance information and are not, and should not be considered, a prediction of future returns.

      The performance of each class of shares is shown separately, because the performance of each class of shares will usually be different. That is because of the different kinds of expenses each class bears. The total returns of each class of shares of the Fund are affected by market conditions, the quality of the Fund's investments, the maturity of debt investments, the types of investments the Fund holds, and its operating expenses that are allocated to the particular class.

      |X|   Total Return Information.  There are different types of "total returns" to measure the Fund's performance. Total return is the change in value of a hypothetical investment in the Fund over a given period, assuming that all dividends and capital gains distributions are reinvested in additional shares and that the investment is redeemed at the end of the period. Because of differences in expenses for each class of shares, the total returns for each class are separately measured. The cumulative total return measures the change in value over the entire period (for example, ten years). An average annual total return shows the average rate of return for each year in a period that would produce the cumulative total return over the entire period. However, average annual total returns do not show actual year-by-year performance. The Fund uses standardized calculations for its total returns as prescribed by the SEC. The methodology is discussed below.

      In calculating total returns for Class A shares, the current maximum sales charge of 5.75% (as a percentage of the offering price) is deducted from the initial investment ("P") (unless the return is shown without sales charge, as described below).  For Class B shares, payment of the applicable contingent deferred sales charge is applied, depending on the period for which the return is shown: 5.0% in the first year, 4.0% in the second year,
3.0% in the third and fourth years, 2.0% in the fifth year, 1.0% in the sixth year and none thereafter. For Class C shares, the 1% contingent deferred sales charge is deducted for returns for the 1-year period. For Class N shares, the 1% contingent deferred sales charge is deducted for returns for the one year period, and total returns for the periods prior to 3.1.01 (the inception date for Class N shares) is based on the Fund's Class A returns, adjusted to reflect the higher Class N 12b-1 fees.  There is no sales charge on Class Y shares.

Average Annual Total Return.  The "average annual total return" of each class is an average annual compounded rate of return for each year in a specified number of years.  It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n" in the formula) to achieve an Ending Redeemable Value
("ERV" in the formula) of that investment, according to the following formula:

------------------------------------------------------------------------------
                               [OBJECT OMITTED]
------------------------------------------------------------------------------

|_|   Average Annual Total Return (After Taxes on Distributions). The
"average annual total return (after taxes on distributions)" of Class A shares is an average annual compounded rate of return for each year in a specified number of years, adjusted to show the effect of federal taxes
(calculated using the highest individual marginal federal income tax rates in effect on any reinvestment date) on any distributions made by the Fund during the specified period. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below)
held for a number of years ("n" in the formula) to achieve an ending value
("ATVD" in the formula) of that investment, after taking into account the effect of taxes on Fund distributions, but not on the redemption of Fund shares, according to the following formula:

    ATVD       - 1= Average Annual Total Return (After Taxes on
    ----
    1/n                         Distributions)
   P

|_|   Average Annual Total Return (After Taxes on Distributions and
Redemptions).  The "average annual total return (after taxes on distributions and redemptions)" of Class A shares is an average annual compounded rate of return for each year in a specified number of years, adjusted to show the effect of federal taxes (calculated using the highest individual marginal federal income tax rates in effect on any reinvestment date) on any distributions made by the Fund during the specified period and the effect of capital gains taxes or capital loss tax benefits (each calculated using the highest federal individual capital gains tax rate in effect on the redemption date) resulting from the redemption of the shares at the end of the period.
It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n" in the formula) to achieve an ending value ("ATVDR" in the formula) of that investment, after taking into account the effect of taxes on fund distributions and on the redemption of Fund shares, according to the following formula:

      ATVDR        - 1= Average Annual Total Return (After Taxes on
  -   -----
     1/n                    Distributions and Redemption)
     P

         |_|      Cumulative Total Return.  The "cumulative total return"
calculation measures the change in value of a hypothetical investment of
$1,000 over an entire period of years.  Its calculation uses some of the same factors as average annual total return, but it does not average the rate of return on an annual basis.  Cumulative total return is determined as follows:

------------------------------------------------------------------------------
                               [OBJECT OMITTED]
------------------------------------------------------------------------------
         |_|      Total Returns at Net Asset Value.  From time to time the
Fund may also quote a cumulative or an average annual total return "at net asset value" (without deducting sales charges) for Class A, Class B, Class C or Class N shares.  There is no sales charge on Class Y Shares.  Each is based on the difference in net asset value per share at the beginning and the end of the period for a hypothetical investment in that class of shares
(without considering front-end or contingent deferred sales charges) and takes into consideration the reinvestment of dividends and capital gains distributions.

---------------------------------------------------------------------------------
             The Fund's Total Returns for the Periods Ended 8/31/02
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class of  Cumulative Total  Average Annual Total Returns
          Returns (10
          years or Life of
Shares    Class)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
                                 1-Year            5-Year           10-Year
                                                     (or              (or
                                               life-of-class)    life-of-class)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
          After    Without  After    Without  After    Without  After   Without
          Sales    Sales    Sales    Sales    Sales    Sales    Sales   Sales
          Charge   Charge   Charge   Charge   Charge   Charge   Charge  Charge
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class A   223.75%  243.51%  -17.91%  -12.90%  0.86%    2.06%    12.47%  13.13%
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class B   87.11%2  87.11%2  -17.89%  -13.58%  0.99%    1.29%    8.24%2  8.24%2
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class C   91.80%3  91.80%3  -14.45%  -13.58%  1.30%    1.30%    7.73%3  7.73%3
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class N   -19.69%4 -18.88%4 -14.01%  -13.15%  -13.60%4 -13.02%4 N/A     N/A
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class Y   N/A      38.54%5  N/A
                                     -12.74%  N/A      2.25%    N/A     5.75%5
---------------------------------------------------------------------------------
1. Inception of Class A:      02/03/88
2. Inception of Class B:      10/03/94
3. Inception of Class C:      12/01/93
4. Inception of Class N:      03/01/01
5. Inception of Class Y:      11/01/96

---------------------------------------------------------------------------------
     Average Annual Total Returns for Class A Shares1 (After Sales Charge)
                         For the Periods Ended 8/31/02
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
                                 1-Year           5-Year            10 Year
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
After Taxes on                  -18.00%           -0.53%            10.36%
Distributions
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
After Taxes on
Distributions and                  -10.87%         0.62%             9.85%
Redemption of Fund Shares
---------------------------------------------------------------------------------
  1. Inception of Class A shares: 02/03/88

Other Performance Comparisons.  The Fund compares its performance annually to that of an appropriate broadly-based market index in its Annual Report to shareholders. You can obtain that information by contacting the Transfer
Agent at the addresses or telephone numbers shown on the cover of this
Statement of Additional Information. The Fund may also compare its performance to that of other investments, including other mutual funds, or use rankings of its performance by independent ranking entities. Examples of these performance comparisons are set forth below.

      |_|   Lipper Rankings.  From time to time the Fund may publish the ranking of the performance of its classes of shares by Lipper, Inc.
("Lipper").  Lipper is a widely-recognized independent mutual fund monitoring service.  Lipper monitors the performance of regulated investment companies, including the Fund, and ranks their performance for various periods based on categories based on investment styles.  The performance of the Fund is ranked by Lipper against all other large-cap growth funds. The Lipper performance rankings are based on total returns that include the reinvestment of capital gain distributions and income dividends but do not take sales charges or taxes into consideration.  Lipper also publishes "peer-group" indices of the performance of all mutual funds in a category that it monitors and averages of the performance of the funds in particular categories.

         |_|      Morningstar Rankings.  From time to time the Fund may
publish the star ranking of the performance of its classes of shares by
Morningstar, Inc., an independent mutual fund monitoring service.
Morningstar ranks mutual funds in their specialized market sector.  The Fund is ranked among the large blend category.

      For each fund with at least a three-year history; Morningstar calculates a Morningstar Rating(TM)based on a Morningstar Risk-Adjusted Return measure that accounts for variation in a fund's monthly performance
(including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance.
The top 10% of funds in each category receive 5 stars, the next 22.5% receive
4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars, and the bottom 10% receive 1 star.  (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five-and ten-year (if applicable) Morningstar
Rating metrics.

|_|   Performance Rankings and Comparisons by Other Entities and
            Publications.
From time to time the Fund may include in its advertisements and sales literature performance information about the Fund cited in newspapers and other periodicals such as The New York Times, The Wall Street Journal,
Barron's, or similar publications. That information may include performance quotations from other sources, including Lipper and Morningstar.  The performance
of the Fund's classes of shares may be compared in publications to the performance of various market indices or other investments, and averages, performance rankings or other benchmarks prepared by recognized mutual fund statistical services.

      Investors may also wish to compare the returns on the Fund's share classes to the return on fixed-income investments available from banks and thrift institutions. Those include certificates of deposit, ordinary interest-paying checking and savings accounts, and other forms of fixed or variable time deposits, and various other instruments such as Treasury bills.
However, the Fund's returns and share price are not guaranteed or insured by the FDIC or any other agency and will fluctuate daily, while bank depository obligations may be insured by the FDIC and may provide fixed rates of return.
Repayment of principal and payment of interest on Treasury securities is backed by the full faith and credit of the U.S. government.

      From time to time, the Fund may publish rankings or ratings of the
Manager or Transfer Agent, and of the investor services provided by them to shareholders of the Oppenheimer funds, other than performance rankings of the
Oppenheimer funds themselves.  Those ratings or rankings of shareholder and investor services by third parties may include comparisons of their services to those provided by other mutual fund families selected by the rating or ranking services. They may be based upon the opinions of the rating or ranking service itself, using its research or judgment, or based upon surveys of investors, brokers, shareholders or others.

From time to time, the Fund may include in its advertisements and sales literature the total return performance of a hypothetical investment account that includes shares of the fund and other Oppenheimer funds.  The combined account may be part of an illustration of an asset allocation model or similar presentation.  The account performance may combine total return performance of the fund and the total return performance of other Oppenheimer funds included in the account. Additionally, from time to time, the Fund's advertisements and sales literature may include, for illustrative or comparative purposes, statistical data or other information about general or specific market and economic conditions. That may include, for example,

o     information about the performance of certain securities or commodities markets or segments of those markets,
o     information about the performance of the economies of particular countries or regions,
o     the earnings of companies included in segments of particular industries, sectors, securities markets, countries or regions,
o     the availability of different types of securities or offerings of securities,
o     information relating to the gross national or gross domestic product of the United States or other countries or regions, comparisons of various market sectors or indices to demonstrate performance, risk, or other characteristics of the Fund.

ABOUT your account

How to Buy Shares

Additional information is presented below about the methods that can be used to buy shares of the Fund. Appendix C contains more information about the special sales charge arrangements offered by the Fund, and the circumstances in which sales charges may be reduced or waived for certain classes of investors.

AccountLink.  When shares are purchased through AccountLink, each purchase must be at least $25. Effective November 1, 2002, for any new Asset Builder
Plan, each purchase through AccountLink must be at least $50 and shareholders
                                                             ---
must invest at least $500 before an Asset Builder Plan can be established on a new account. Accounts established prior to November 1, 2001 will remain at
$25 for additional purchases. Shares will be purchased on the regular business day the Distributor is instructed to initiate the Automated Clearing
House ("ACH") transfer to buy the shares.  Dividends will begin to accrue on shares purchased with the proceeds of ACH transfers on the business day the
Fund receives Federal Funds for the purchase through the ACH system before the close of The New York Stock Exchange. The Exchange normally closes at
4:00 P.M., but may close earlier on certain days.  If Federal Funds are received on a business day after the close of the Exchange, the shares will be purchased and dividends will begin to accrue on the next regular business day.  The proceeds of ACH transfers are normally received by the Fund three days after the transfers are initiated. If the proceeds of the ACH transfer are not received on a timely basis, the Distributor reserves the right to cancel the purchase order. The Distributor and the Fund are not responsible for any delays in purchasing shares resulting from delays in ACH transmissions.

Reduced Sales Charges.  As discussed in the Prospectus, a reduced sales charge rate may be obtained for Class A shares under Right of Accumulation and Letters of Intent because of the economies of sales efforts and reduction in expenses realized by the Distributor, dealers and
brokers making such sales.  No sales charge is imposed in certain other circumstances described in Appendix C to this Statement of Additional
Information because the Distributor or dealer or broker incurs little or no selling expenses.

      |X|   Right of Accumulation.  To qualify for the lower sales charge rates that apply to larger purchases of Class A shares, you and your spouse can add together:
o     Class A and Class B shares you purchase for your individual accounts
            (including IRAs and 403(b) plans), or for your joint accounts, or for trust or custodial accounts on behalf of your children who are minors, and
o     Current purchases of Class A and Class B shares of the Fund and other
            Oppenheimer funds to reduce the sales charge rate that applies to current purchases of Class A shares, and
o     Class A and Class B shares of Oppenheimer funds you previously purchased subject to an initial or contingent deferred sales charge to reduce the sales charge rate for current purchases of
            Class A shares, provided that you still hold your investment in one of the Oppenheimer funds.

      A fiduciary can count all shares purchased for a trust, estate or other fiduciary account (including one or more employee benefit plans of the same employer) that has multiple accounts. The Distributor will add the value, at current offering price, of the shares you previously purchased and currently own to the value of current purchases to determine the sales charge rate that applies. The reduced sales charge will apply only to current purchases. You must request it when you buy shares.

The Oppenheimer Funds.  The Oppenheimer funds are those mutual funds for which the Distributor acts as the distributor and currently include the following:

Oppenheimer Bond Fund                     Oppenheimer Municipal Bond Fund
Oppenheimer California Municipal Fund     Oppenheimer New Jersey Municipal Fund
Oppenheimer Capital Appreciation Fund     Oppenheimer New York Municipal Fund
Oppenheimer Capital Preservation Fund     Oppenheimer Pennsylvania Municipal Fund
Oppenheimer Capital Income Fund           Oppenheimer Quest Balanced Value Fund
                                          Oppenheimer  Quest  Capital  Value Fund,
Oppenheimer Champion Income Fund          Inc.
                                          Oppenheimer  Quest  Global  Value  Fund,
Oppenheimer Convertible Securities Fund   Inc.
Oppenheimer Developing Markets Fund       Oppenheimer Quest Opportunity Value Fund
Oppenheimer Disciplined Allocation Fund   Oppenheimer Quest Value Fund, Inc.
Oppenheimer Discovery Fund                Oppenheimer Real Asset Fund
                                          Oppenheimer      Rochester      National
Oppenheimer Emerging Growth Fund          Municipals
Oppenheimer Emerging Technologies Fund    Oppenheimer Senior Floating Rate Fund
Oppenheimer Enterprise Fund               Oppenheimer Small Cap Value Fund
Oppenheimer Europe Fund                   Oppenheimer Strategic Income Fund
Oppenheimer Global Fund                   Oppenheimer Total Return Fund, Inc.
Oppenheimer Global Growth & Income Fund   Oppenheimer Trinity Core Fund
                                          Oppenheimer  Trinity  Large  Cap  Growth
Oppenheimer Gold & Special Minerals Fund  Fund
Oppenheimer Growth Fund                   Oppenheimer Trinity Value Fund
Oppenheimer High Yield Fund               Oppenheimer U.S. Government Trust
Oppenheimer International Bond Fund       Oppenheimer Value Fund
Oppenheimer International Growth Fund     Limited-Term New York Municipal Fund
Oppenheimer  International  Small Company
Fund                                      Rochester Fund Municipals
Oppenheimer Limited-Term Government Fund  OSM1- Gartmore Millennium Growth Fund II
Oppenheimer Limited Term Municipal Fund   OSM1 - Jennison Growth Fund

Oppenheimer  Main Street  Growth & Income OSM1 -  Mercury  Advisors  S&P 500 Index
Fund                                      Fund
                                          OSM1 -  Mercury  Advisors  Focus  Growth
Oppenheimer Main Street Opportunity Fund  Fund
Oppenheimer Main Street Small Cap Fund    OSM1 - QM Active Balanced Fund
Oppenheimer MidCap Fund                   OSM1 - Salomon Brothers All Cap Fund
Oppenheimer Multiple Strategies Fund

And the following money market funds:

Centennial America Fund, L. P.            Centennial New York Tax Exempt Trust
Centennial California Tax Exempt Trust    Centennial Tax Exempt Trust
Centennial Government Trust               Oppenheimer Cash Reserves
Centennial Money Market Trust             Oppenheimer Money Market Fund, Inc.
1 - "OSM" stands for Oppenheimer Select Managers

      There is an initial sales charge on the purchase of Class A shares of each of the Oppenheimer funds described above except the money market funds.
Under certain circumstances described in this Statement of Additional
Information, redemption proceeds of certain money market fund shares may be subject to a contingent deferred sales charge.

Letters of Intent.  Under a Letter of Intent, if you purchase Class A shares or Class A and Class B shares of the Fund and other Oppenheimer funds during a 13-month period, you can reduce the sales charge rate that applies to your purchases of Class A shares.  The total amount of your intended purchases of both Class A and Class B shares will determine the reduced sales charge rate for the Class A shares purchased during that period.  You can include purchases made up to 90 days before the date of the Letter.  Letters of
Intent do not consider Class C or Class N shares you purchase or may have purchased.

      A Letter of Intent is an investor's statement in writing to the
Distributor of the intention to purchase Class A shares or Class A and Class
B shares of the Fund (and other Oppenheimer funds) during a 13-month period
(the "Letter of Intent period"). At the investor's request, this may include purchases made up to 90 days prior to the date of the Letter.  The Letter states the investor's intention to make the aggregate amount of purchases of shares which, when added to the investor's holdings of shares of those funds, will equal or exceed the amount specified in the Letter.  Purchases made by reinvestment of dividends or distributions of capital gains and purchases made at net asset value without sales charge do not count toward satisfying the amount of the Letter.

      A Letter enables an investor to count the Class A and Class B shares purchased under the Letter to obtain the reduced sales charge rate on purchases of Class A shares of the Fund (and other Oppenheimer funds) that applies under the Right of Accumulation to current purchases of Class A shares.  Each purchase of Class A shares under the Letter will be made at the offering price (including the sales charge) that applies to a single lump-sum purchase of shares in the amount intended to be purchased under the Letter.

      In submitting a Letter, the investor makes no commitment to purchase shares. However, if the investor's purchases of shares within the Letter of
Intent period, when added to the value (at offering price) of the investor's holdings of shares on the last day of that period, do not equal or exceed the intended purchase amount, the investor agrees to pay the additional amount of sales charge applicable to such purchases. That amount is described in "Terms of Escrow," below (those terms may be amended by the Distributor from time to time).  The investor agrees that shares equal in value to 5% of the intended purchase amount will be held in escrow by the Transfer Agent subject to the
Terms of Escrow.  Also, the investor agrees to be bound by the terms of the
Prospectus, this Statement of Additional Information and the application used for a Letter of Intent. If those terms are amended, as they may be from time to time by the Fund, the investor agrees to be bound by the amended terms and that those amendments will apply automatically to existing Letters of Intent.

      If the total eligible purchases made during the Letter of Intent period do not equal or exceed the intended purchase amount, the concessions previously paid to the dealer of record for the account and the amount of sales charge retained by the Distributor will be adjusted to the rates applicable to actual total purchases.  If total eligible purchases during the
Letter of Intent period exceed the intended purchase amount and exceed the amount needed to qualify for the next sales charge rate reduction set forth in the Prospectus, the sales charges paid will be adjusted to the lower rate.
That adjustment will be made only if and when the dealer returns to the
Distributor the excess of the amount of concessions allowed or paid to the dealer over the amount of concessions that apply to the actual amount of purchases.  The excess concessions returned to the Distributor will be used to purchase additional shares for the investor's account at the net asset value per share in effect on the date of such purchase, promptly after the
Distributor's receipt thereof.

      The Transfer Agent will not hold shares in escrow for purchases of shares of the Fund and other Oppenheimer funds by OppenheimerFunds prototype
401(k) plans under a Letter of Intent. If the intended purchase amount under a Letter of Intent entered into by an OppenheimerFunds prototype 401(k) plan is not purchased by the plan by the end of the Letter of Intent period, there will be no adjustment of concessions paid to the broker-dealer or financial institution of record for accounts held in the name of that plan.

      In determining the total amount of purchases made under a Letter, shares redeemed by the investor prior to the termination of the Letter of
Intent period will be deducted.  It is the responsibility of the dealer of record and/or the investor to advise the Distributor about the Letter in placing any purchase orders for the investor during the Letter of Intent period.  All of such purchases must be made through the Distributor.

      |X|   Terms of Escrow That Apply to Letters of Intent.

      1. Out of the initial purchase (or subsequent purchases if necessary)
made pursuant to a Letter, shares of the Fund equal in value up to 5% of the intended purchase amount specified in the Letter shall be held in escrow by the Transfer Agent.  For example, if the intended purchase amount is $50,000, the escrow shall be shares valued in the amount of $2,500 (computed at the offering price adjusted for a $50,000 purchase).  Any dividends and capital gains distributions on the escrowed shares will be credited to the investor's account.

      2. If the total minimum investment specified under the Letter is completed within the 13-month Letter of Intent period, the escrowed shares will be promptly released to the investor.

      3. If, at the end of the 13-month Letter of Intent period the total purchases pursuant to the Letter are less than the intended purchase amount specified in the Letter, the investor must remit to the Distributor an amount equal to the difference between the dollar amount of sales charges actually paid and the amount of sales charges which would have been paid if the total amount purchased had been made at a single time.  That sales charge adjustment will apply to any shares redeemed prior to the completion of the
Letter.  If the difference in sales charges is not paid within twenty days after a request from the Distributor or the dealer, the Distributor will, within sixty days of the expiration of the Letter, redeem the number of escrowed shares necessary to realize such difference in sales charges.  Full and fractional shares remaining after such redemption will be released from escrow.  If a request is received to redeem escrowed shares prior to the payment of such additional sales charge, the sales charge will be withheld from the redemption proceeds.

      4. By signing the Letter, the investor irrevocably constitutes and appoints the Transfer Agent as attorney-in-fact to surrender for redemption any or all escrowed shares.

5.    The shares eligible for purchase under the Letter (or the holding of which may be counted toward completion of a Letter) include:
(a)   Class A shares sold with a front-end sales charge or subject to a Class
            A contingent deferred sales charge,
(b)   Class B shares of other Oppenheimer funds acquired subject to a contingent deferred sales charge, and
(c)   Class A or Class B shares acquired by exchange of either (1) Class A shares of one of the other Oppenheimer funds that were acquired subject to a Class A initial or contingent deferred sales charge or (2) Class B shares of one of the other Oppenheimer funds that were acquired subject to a contingent deferred sales charge.

      6. Shares held in escrow hereunder will automatically be exchanged for shares of another fund to which an exchange is requested, as described in the section of the Prospectus entitled "How to Exchange Shares" and the escrow will be transferred to that other fund.

Asset Builder Plans.  To establish an Asset Builder Plan to buy shares directly from a bank account, you must enclose a check (the minimum is $25)
for the initial purchase with your application. Currently, the minimum investment is $25 to establish an Asset Builder Plan, and will remain at $25 for those accounts established prior to November 1, 2002. However, as described above under "AccountLink," for Asset Builder Plans established on or after November 1, 2002, the minimum investment for new Asset Builder Plans will increase to $50, each purchase must be at least $50 and shareholders
                                                         ---
must invest at least $500 before an Asset Builder Plan can be established.
Shares purchased by Asset Builder Plan payments from bank accounts are subject to the redemption restrictions for recent purchases described in the
Prospectus.  Asset Builder Plans are available only if your bank is an ACH member.  Asset Builder Plans may not be used to buy shares for
OppenheimerFunds employer-sponsored qualified retirement accounts. Asset
Builder Plans also enable shareholders of Oppenheimer Cash Reserves to use their fund account to make monthly automatic purchases of shares of up to four other Oppenheimer funds.

      If you make payments from your bank account to purchase shares of the
Fund, your bank account will be debited automatically.  Normally the debit will be made two business days prior to the investment dates you selected on your application.  Neither the Distributor, the Transfer Agent nor the Fund
shall be responsible for any delays in purchasing shares that result from delays in ACH transmissions.

      Before you establish Asset Builder payments, you should obtain a prospectus of the selected fund(s) from your financial advisor (or the
Distributor) and request an application from the Distributor.  Complete the application and return it.  You may change the amount of your Asset Builder payment or you can terminate these automatic investments at any time by writing to the Transfer Agent.  The Transfer Agent requires a reasonable period (approximately 10 days) after receipt of your instructions to implement them.  The Fund reserves the right to amend, suspend or discontinue offering Asset Builder plans at any time without prior notice.

Retirement Plans. Certain types of retirement plans are entitled to purchase shares of the Fund without sales charge or at reduced sales charge rates, as described in Appendix C to this Statement of Additional Information. Certain special sales charge arrangements described in that Appendix apply to retirement plans whose records are maintained on a daily valuation basis by
Merrill Lynch Pierce Fenner & Smith, Inc. ("Merrill Lynch") or an independent record keeper that has a contract or special arrangement with Merrill Lynch.
If on the date the plan sponsor signed the Merrill Lynch record keeping service agreement the plan has less than $3 million in assets (other than assets invested in money market funds) invested in applicable investments, then the retirement plan may purchase only Class B shares of the Oppenheimer funds. Any retirement plans in that category that currently invest in Class B shares of the Fund will have their Class B shares converted to Class A shares of the Fund when the plan's applicable investments reach $5 million.
OppenheimerFunds has entered into arrangements with certain record keepers whereby the Transfer Agent compensates the record keeper for its record keeping and account servicing functions that it performs on behalf of the participant level accounts of a retirement plan.  While such compensation may act to reduce the record keeping fees charged by the retirement plan's record keeper, that compensation arrangement may be terminated at any time, potentially affecting the record keeping fees charged by the retirement plan's record keeper.

Cancellation of Purchase Orders.  Cancellation of purchase orders for the
Fund's shares (for example, when a purchase check is returned to the Fund unpaid) causes a loss to be incurred when the net asset values of the Fund's shares on the cancellation date is less than on the purchase date. That loss is equal to the amount of the decline in the net asset value per share multiplied by the number of shares in the purchase order. The investor is responsible for that loss. If the investor fails to compensate the Fund for the loss, the Distributor will do so. The Fund may reimburse the Distributor for that amount by redeeming shares from any account registered in that investor's name, or the Fund or the Distributor may seek other redress.

Classes of Shares. Each class of shares of the Fund represents an interest in the same portfolio of investments of the Fund.  However, each class has different shareholder privileges and features.  The net income attributable to Class B, Class C or Class N shares and the dividends payable on Class B,
Class C or Class N shares will be reduced by incremental expenses borne solely by that class. Those expenses include the asset-based sales charges to which Class B, Class C and Class N shares are subject.

      The availability of different classes of shares permits an investor to choose the method of purchasing shares that is more appropriate for the investor. That may depend on the amount of the purchase, the length of time the investor expects to hold shares, and other relevant circumstances. Class
A shares normally are sold subject to an initial sales charge. While Class B,
Class C and Class N shares have no initial sales charge, the purpose of the deferred sales charge and asset-based sales charge on Class B, Class C and
Class N shares is the same as that of the initial sales charge on Class A shares - to compensate the Distributor and brokers, dealers and financial institutions that sell shares of the Fund.  A salesperson who is entitled to receive compensation from his or her firm for selling Fund shares may receive different levels of compensation for selling one class of shares rather than another.

      The Distributor will not accept any order in the amount of $500,000 or more for Class B shares or $1 million or more for Class C shares on behalf of a single investor (not including dealer "street name" or omnibus accounts).
That is because generally it will be more advantageous for that investor to purchase Class A shares of the Fund.

Class A Shares Subject to a Contingent Deferred Sales Charge. For purchases of Class A shares at net asset value whether or not subject to a contingent deferred sales charge as described in the Prospectus, no sales concessions will be paid to the broker-dealer of record, as described in the Prospectus, on sales of Class A shares purchased with the redemption proceeds of shares of another mutual fund offered as an investment option in a retirement plan in which Oppenheimer funds are also offered as investment options under a special arrangement with the Distributor, if the purchase occurs more than 30 days after the Oppenheimer funds are added as an investment option under that plan. Additionally, that concession will not be paid on purchases of Class A shares by a retirement plan made with the redemption proceeds of Class N shares of one or more Oppenheimer funds held by the plan for more than 18 months.

      |X|   Class B Conversion. Under current interpretations of applicable federal income tax law by the Internal Revenue Service, the conversion of
Class B shares to Class A shares after six years is not treated as a taxable event for the shareholder. If those laws or the IRS interpretation of those laws should change, the automatic conversion feature may be suspended. In that event, no further conversions of Class B shares would occur while that suspension remained in effect.  Although Class B shares could then be exchanged for Class A shares on the basis of relative net asset value of the two classes, without the imposition of a sales charge or fee, such exchange could constitute a taxable event for the shareholder, and absent such exchange, Class B shares might continue to be subject to the asset-based sales charge for longer than six years.

      |X|   Availability of Class N Shares.  In addition to the description of the types of retirement plans which may purchase Class N shares contained in the prospectus, Class N shares also are offered to the following:
o     to all rollover IRAs (including SEP IRAs and SIMPLE IRAs),
o     to all rollover contributions made to Individual 401(k) plans,
            Profit-Sharing Plans and Money Purchase Pension Plans,
o     to all direct rollovers from OppenheimerFunds-sponsored Pinnacle and
            Ascender retirement plans,
o     to all trustee-to-trustee IRA transfers,
o     to all 90-24 type 403(b) transfers,
o     to Group Retirement Plans (as defined in Appendix C to this Statement of Additional Information) which have entered into a special agreement with the Distributor for that purpose,
o     to Retirement Plans qualified under Sections 401(a) or 401(k) of the
            Internal Revenue Code, the recordkeeper or the plan sponsor for which has entered into a special agreement with the Distributor,
o     to Retirement Plans of a plan sponsor where the aggregate assets of all such plans invested in the Oppenheimer funds is $500,000 or more,
o     to OppenheimerFunds-sponsored Ascender 401(k) plans that pay for the purchase with the redemption proceeds of Class A shares of one or more Oppenheimer funds.
o     to certain customers of broker-dealers and financial advisors that are identified in a special agreement between the broker-dealer or financial advisor and the Distributor for that purpose.

      The sales concession and the advance of the service fee, as described in the Prospectus, will not be paid to dealers of record on sales of Class N shares on:
o     purchases of Class N shares in amounts of $500,000 or more by a retirement plan that pays for the purchase with the redemption proceeds of Class A shares of one or more Oppenheimer funds
            (other than rollovers from an OppenheimerFunds-sponsored Pinnacle or Ascender 401(k) plan to any IRA invested in the Oppenheimer funds),
o     purchases of Class N shares in amounts of $500,000 or more by a retirement plan that pays for the purchase with the redemption proceeds of  Class C shares of one or more Oppenheimer funds held by the plan for more than one year (other than rollovers from an
            OppenheimerFunds-sponsored Pinnacle or Ascender 401(k) plan to any IRA invested in the Oppenheimer funds), and
o     on purchases of Class N shares by an OppenheimerFunds-sponsored
            Pinnacle or Ascender 401(k) plan made with the redemption
            proceeds of Class A shares of one or more Oppenheimer funds.

      No sales concessions will be paid to the broker-dealer of record, as described in the Prospectus, on sales of Class N shares purchased with the redemption proceeds of shares of another mutual fund offered as an investment option in a retirement plan in which Oppenheimer funds are also offered as investment options under a special arrangement with the Distributor, if the purchase occurs more than 30 days after the Oppenheimer funds are added as an investment option under that plan.

      |X|   Allocation of Expenses. The Fund pays expenses related to its daily operations, such as custodian fees, Directors' fees, transfer agency fees, legal fees and auditing costs.  Those expenses are paid out of the
Fund's assets and are  not paid directly by shareholders.  However, those expenses reduce the net asset values of shares, and therefore are indirectly borne by shareholders through their investment.

      The methodology for calculating the net asset value, dividends and distributions of the Fund's share classes recognizes two types of expenses.
General expenses that do not pertain specifically to any one class are allocated pro rata to the shares of all classes. The allocation is based on the percentage of the Fund's total assets that is represented by the assets of each class, and then equally to each outstanding share within a given class.  Such general expenses include management fees, legal, bookkeeping and audit fees, printing and mailing costs of shareholder reports, Prospectuses,
Statements of Additional Information and other materials for current shareholders, fees to unaffiliated Directors, custodian expenses, share issuance costs, organization and start-up costs, interest, taxes and brokerage commissions, and non-recurring expenses, such as litigation costs.

      Other expenses that are directly attributable to a particular class are allocated equally to each outstanding share within that class.  Examples of such expenses include distribution and  service plan (12b-1) fees, transfer and shareholder servicing agent fees and expenses, and shareholder meeting expenses (to the extent that such expenses pertain only to a specific class).

Account Fees. As stated in the Prospectus, a $12 annual fee is charged on any account valued at less than $500.  This fee will not be charged for:
o     Accounts that have balances below $500 due to the automatic conversion of shares from Class B to Class A shares;
o     Accounts with an active Asset Builder Plan, payroll deduction plan or a military allotment plan;
o     OppenheimerFunds-sponsored group retirement accounts that are making continuing purchases;
o     Certain accounts held by broker-dealers through the National Securities
      Clearing Corporation; and
o     Accounts that fall below the $500 threshold due solely to market fluctuations within the 12-month period preceding the date the fee is deducted.

      The first fee is charged annually on or about the second to last business day of September.  This annual fee will be waived for any shareholders who elect to access their account documents through electronic document delivery rather than in paper copy and who elect to utilize the
Internet or PhoneLink as their primary source for their general servicing needs.  To sign up to access account documents electronically via eDocs
Direct, please visit the Service Center on our website at
WWW.OPPENHEIMERFUNDS.COM or call 1.888.470.0862 for instructions.
------------------------

Determination of Net Asset Values Per Share.  The net asset values per share of each class of shares of the Fund are determined as of the close of business of The New York Stock Exchange ("the Exchange") on each day that the
Exchange is open. The calculation is done by dividing the value of the Fund's net assets attributable to a class by the number of shares of that class that are outstanding.  The Exchange normally closes at 4:00 P.M., Eastern time, but may close earlier on some other days (for example, in case of weather emergencies or on days falling before a U.S. holiday).  All references to time in this Statement of Additional Information mean "Eastern time." The
Exchange's most recent annual announcement (which is subject to change)
states that it will close on New Year's Day, Martin Luther King, Jr. Day,
Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day,
Thanksgiving Day and Christmas Day.  It may also close on other days.

      Dealers other than Exchange members may conduct trading in certain securities on days on which the Exchange is closed (including weekends and holidays) or after 4:00 P.M. on a regular business day. Because the Fund's net asset values will not be calculated on those days, the Fund's net asset values per share may be significantly affected on such days when shareholders may not purchase or redeem shares.  Additionally, trading on European and
Asian stock exchanges and over-the-counter markets normally is completed before the close of the New York Stock Exchange.

      Changes in the values of securities traded on foreign exchanges or markets as a result of events that occur after the prices of those securities are determined, but before the close of The New York Stock Exchange, will not be reflected in the Fund's calculation of its net asset values that day unless the Manager determines that the event is likely to effect a material change in the value of the security. The Manager, or an internal valuation committee established by the Manager, as applicable, may establish a valuation, under procedures established by the Board and subject to the approval, ratification and confirmation by the Board at its next ensuing meeting.

      |X|   Securities Valuation.  The Fund's Board of Directors has
established procedures for the valuation of the Fund's securities. In general those procedures are as follows:
o     Equity securities traded on a U.S. securities exchange or on Nasdaq(R)
are valued as follows:
(1)   if last sale information is regularly reported, they are valued at the last reported sale price on the principal exchange on which they are traded or on Nasdaq, as applicable, on that day, or
(2)   if last sale information is not available on a valuation date, they are valued at the last reported sale price preceding the valuation date if it is within the spread of the closing "bid" and
               "asked" prices on the valuation date or, if not,  at the
               closing "bid" price on the valuation date.
o     Equity securities traded on a foreign securities exchange generally are valued in one of the following ways:
(1)   at the last sale price available to the pricing service approved by the
               Board of Directors, or
(2)   at the last sale price obtained by the Manager from the report of the principal exchange on which the security is traded at its last trading session on or immediately before the valuation date, or
(3)   at the mean between the "bid" and "asked" prices obtained from the principal exchange on which the security is traded or, on the basis of reasonable inquiry, from two market makers in the security.
o     Long-term debt securities having a remaining maturity in excess of 60 days are valued based on the mean between the "bid" and "asked" prices determined by a portfolio pricing service approved by the Fund's Board of
Directors or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry.
o     The following securities are valued at the mean between the "bid" and
"asked" prices determined by a pricing service approved by the Fund's Board of Directors or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry:
(1)   debt instruments that have a maturity of more than 397 days when issued,
(2)   debt instruments that had a maturity of 397 days or less when issued and have a remaining maturity of more than 60 days, and
(3)   non-money market debt instruments that had a maturity of 397 days or less when issued and which have a remaining maturity of 60 days or less.
o     The following securities are valued at cost, adjusted for amortization of premiums and accretion of discounts:
(1)   money market debt securities held by a non-money market fund that had a maturity of less than 397 days when issued that have a
               remaining maturity of 60 days or less, and
(2)   debt instruments held by a money market fund that have a remaining maturity of 397 days or less.
o     Securities (including restricted securities) not having
readily-available market quotations are valued at fair value determined under the Board's procedures.  If the Manager is unable to locate two market makers willing to give quotes, a security may be priced at the mean between the
"bid" and "asked" prices provided by a single active market maker (which in certain cases may be the "bid" price if no "asked" price is available).

      In the case of U.S. government securities, mortgage-backed securities, corporate bonds and foreign government securities, when last sale information is not generally available, the Manager may use pricing services approved by the Board of Directors. The pricing service may use "matrix" comparisons to the prices for comparable instruments on the basis of quality, yield and maturity. Other special factors may be involved (such as the tax-exempt status of the interest paid by municipal securities).  The Manager will monitor the accuracy of the pricing services. That monitoring may include comparing prices used for portfolio valuation to actual sales prices of selected securities.

      The closing prices in the London foreign exchange market on a particular business day that are provided to the Manager by a bank, dealer or pricing service that the Manager has determined to be reliable are used to value foreign currency, including forward contracts, and to convert to U.S.
dollars securities that are denominated in foreign currency.

      Puts, calls, and futures are valued at the last sale price on the principal exchange on which they are traded or on Nasdaq, as applicable, as determined by a pricing service approved by the Board of Directors or by the
Manager.  If there were no sales that day, they shall be valued at the last sale price on the preceding trading day if it is within the spread of the closing "bid" and "asked" prices on the principal exchange or on Nasdaq on the valuation date. If not, the value shall be the closing bid price on the principal exchange or on Nasdaq on the valuation date.  If the put, call or future is not traded on an exchange or on Nasdaq, it shall be valued by the mean between "bid" and "asked" prices obtained by the Manager from two active market makers. In certain cases that may be at the "bid" price if no "asked"
price is available.

      When the Fund writes an option, an amount equal to the premium received is included in the Fund's Statement of Assets and Liabilities as an asset. An equivalent credit is included in the liability section.  The credit is adjusted ("marked-to-market") to reflect the current market value of the option. In determining the Fund's gain on investments, if a call or put written by the Fund is exercised, the proceeds are increased by the premium received.  If a call or put written by the Fund expires, the Fund has a gain in the amount of the premium. If the Fund enters into a closing purchase transaction, it will have a gain or loss, depending on whether the premium received was more or less than the cost of the closing transaction.  If the
Fund exercises a put it holds, the amount the Fund receives on its sale of the underlying investment is reduced by the amount of premium paid by the
Fund.

How to Sell Shares

The information below supplements the terms and conditions for redeeming shares set forth in the Prospectus.

Sending Redemption Proceeds by Federal Funds Wire.  The Federal Funds wire of redemption proceeds may be delayed if the Fund's custodian bank is not open for business on a day when the Fund would normally authorize the wire to be made, which is usually the Fund's next regular business day following the redemption.  In those circumstances, the wire will not be transmitted until the next bank business day on which the Fund is open for business.  No dividends will be paid on the proceeds of redeemed shares awaiting transfer by Federal Funds wire.

Reinvestment Privilege.  Within six months of a redemption, a shareholder may reinvest all or part of the redemption proceeds of:
o     Class A shares purchased subject to an initial sales charge or Class A shares on which a contingent deferred sales charge was paid, or
o     Class B shares that were subject to the Class B contingent deferred sales charge when redeemed.

      The reinvestment may be made without sales charge only in Class A shares of the Fund or any of the other Oppenheimer funds into which shares of the Fund are exchangeable as described in "How to Exchange Shares" below.
Reinvestment will be at the net asset value next computed after the Transfer
Agent receives the reinvestment order.  The shareholder must ask the Transfer
Agent for that privilege at the time of reinvestment. This privilege does not apply to Class C, Class N or Class Y shares. The Fund may amend, suspend or cease offering this reinvestment privilege at any time as to shares redeemed after the date of such amendment, suspension or cessation.

      Any capital gain that was realized when the shares were redeemed is taxable, and reinvestment will not alter any capital gains tax payable on that gain.  If there has been a capital loss on the redemption, some or all of the loss may not be tax deductible, depending on the timing and amount of the reinvestment.  Under the Internal Revenue Code, if the redemption proceeds of Fund shares on which a sales charge was paid are reinvested in shares of the Fund or another of the Oppenheimer funds within 90 days of payment of the sales charge, the shareholder's basis in the shares of the
Fund that were redeemed may not include the amount of the sales charge paid.
That would reduce the loss or increase the gain recognized from the redemption.  However, in that case the sales charge would be added to the basis of the shares acquired by the reinvestment of the redemption proceeds.

Payments "In Kind". The Prospectus states that payment for shares tendered for redemption is ordinarily made in cash. However, under certain circumstances, the Board of Directors of the Fund may determine that it would be detrimental to the best interests of the remaining shareholders of the
Fund to make payment of a redemption order wholly or partly in cash. In that case, the Fund may pay the redemption proceeds in whole or in part by a distribution "in kind" of liquid securities from the portfolio of the Fund, in lieu of cash.

      The Fund has elected to be governed by Rule 18f-1 under the Investment
Company Act. Under that rule, the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Fund during any 90-day period for any one shareholder. If shares are redeemed in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. The Fund will value securities used to pay redemptions in kind using the same method the Fund uses to value its portfolio securities described above under "Determination of Net Asset Values
Per Share." That valuation will be made as of the time the redemption price is determined.

Involuntary Redemptions. The Fund's Board of Directors has the right to cause the involuntary redemption of the shares held in any account if the aggregate net asset value of those shares is less than $500 or such lesser amount as the Board may fix.  The Board will not cause the involuntary redemption of shares in an account if the aggregate net asset value of such shares has fallen below the stated minimum solely as a result of market fluctuations.
If the Board exercises this right, it may also fix the requirements for any notice to be given to the shareholders in question (not less than 30 days).
The Board may alternatively set requirements for the shareholder to increase the investment, or set other terms and conditions so that the shares would not be involuntarily redeemed

Transfers of Shares.  A transfer of shares to a different registration is not an event that triggers the payment of sales charges. Therefore, shares are not subject to the payment of a contingent deferred sales charge of any class at the time of transfer to the name of another person or entity. It does not matter whether the transfer occurs by absolute assignment, gift or bequest, as long as it does not involve, directly or indirectly, a public sale of the shares.  When shares subject to a contingent deferred sales charge are transferred, the transferred shares will remain subject to the contingent deferred sales charge. It will be calculated as if the transferee shareholder had acquired the transferred shares in the same manner and at the same time as the transferring shareholder.

      If less than all shares held in an account are transferred, and some but not all shares in the account would be subject to a contingent deferred sales charge if redeemed at the time of transfer, the priorities described in the Prospectus under "How to Buy Shares" for the imposition of the Class B,
Class C and Class N contingent deferred sales charge will be followed in determining the order in which shares are transferred.

Distributions From Retirement Plans.  Requests for distributions from
OppenheimerFunds-sponsored IRAs, SEP-IRAs, SIMPLE IRAs, 403(b)(7) custodial plans, 401(k) plans or pension or profit-sharing plans should be addressed to
"Trustee, OppenheimerFunds Retirement Plans," c/o the Transfer Agent at its
address listed in "How To Sell Shares" in the Prospectus or on the back cover of this Statement of Additional Information.  The request must:
(1)   state the reason for the distribution;
(2)   state the owner's awareness of tax penalties if the distribution is premature; and
(3)   conform to the requirements of the plan and the Fund's other redemption requirements.

      Participants (other than self-employed plan sponsors) in
OppenheimerFunds-sponsored pension or profit-sharing plans with shares of the
Fund held in the name of the plan or its fiduciary may not directly request redemption of their accounts.  The plan administrator or fiduciary must sign the request.

      Distributions from pension and profit sharing plans are subject to special requirements under the Internal Revenue Code and certain documents
(available from the Transfer Agent) must be completed and submitted to the
Transfer Agent before the distribution may be made.  Distributions from retirement plans are subject to withholding requirements under the Internal
Revenue Code, and IRS Form W-4P (available from the Transfer Agent) must be submitted to the Transfer Agent with the distribution request, or the distribution may be delayed.  Unless the shareholder has provided the
Transfer Agent with a certified tax identification number, the Internal
Revenue Code requires that tax be withheld from any distribution even if the shareholder elects not to have tax withheld.  The Fund, the Manager, the
Distributor, and the Transfer Agent assume no responsibility to determine whether a distribution satisfies the conditions of applicable tax laws and will not be responsible for any tax penalties assessed in connection with a distribution.

Special Arrangements for Repurchase of Shares from Dealers and Brokers.  The
Distributor is the Fund's agent to repurchase its shares from authorized dealers or brokers on behalf of their customers.  Shareholders should contact their broker or dealer to arrange this type of redemption. The repurchase price per share will be the net asset value next computed after the
Distributor receives an order placed by the dealer or broker. However, if the
Distributor receives a repurchase order from a dealer or broker after the close of The New York Stock Exchange on a regular business day, it will be processed at that day's net asset value if the order was received by the dealer or broker from its customers prior to the time the Exchange closes.
Normally, the Exchange closes at 4:00 P.M., but may do so earlier on some days. Additionally, the order must have been transmitted to and received by the Distributor prior to its close of business that day (normally 5:00
P.M.).

      Ordinarily, for accounts redeemed by a broker-dealer under this procedure, payment will be made within three business days after the shares have been redeemed upon the Distributor's receipt of the required redemption documents in proper form. The signature(s) of the registered owners on the redemption documents must be guaranteed as described in the Prospectus.

Automatic Withdrawal and Exchange Plans.  Investors owning shares of the Fund valued at $5,000 or more can authorize the Transfer Agent to redeem shares
(having a value of at least $50) automatically on a monthly, quarterly, semi-annual or annual basis under an Automatic Withdrawal Plan.  Shares will be redeemed three business days prior to the date requested by the shareholder for receipt of the payment.  Automatic withdrawals of up to
$1,500 per month may be requested by telephone if payments are to be made by check payable to all shareholders of record. Payments must also be sent to the address of record for the account and the address must not have been changed within the prior 30 days.  Required minimum distributions from
OppenheimerFunds-sponsored retirement plans may not be arranged on this basis.

      Payments are normally made by check, but shareholders having
AccountLink privileges (see "How To Buy Shares") may arrange to have
Automatic Withdrawal Plan payments transferred to the bank account designated on the account application or by signature-guaranteed instructions sent to the Transfer Agent.  Shares are normally redeemed pursuant to an Automatic
Withdrawal Plan three business days before the payment transmittal date you select in the account application.  If a contingent deferred sales charge applies to the redemption, the amount of the check or payment will be reduced accordingly.

      The Fund cannot guarantee receipt of a payment on the date requested.
The Fund reserves the right to amend, suspend or discontinue offering these plans at any time without prior notice. Because of the sales charge assessed on Class A share purchases, shareholders should not make regular additional
Class A share purchases while participating in an Automatic Withdrawal Plan.
Class B, Class C and Class N shareholders should not establish automatic withdrawal plans, because of the potential imposition of the contingent deferred sales charge on such withdrawals (except where the Class B, Class C or Class N contingent deferred sales charge is waived as described in
Appendix C to this Statement of Additional Information).
      By requesting an Automatic Withdrawal or Exchange Plan, the shareholder agrees to the terms and conditions that apply to such plans, as stated
below.  These provisions may be amended from time to time by the Fund and/or the Distributor.  When adopted, any amendments will automatically apply to existing Plans.

      |X|   Automatic Exchange Plans.  Shareholders can authorize the
Transfer Agent to exchange a pre-determined amount of shares of the Fund for shares (of the same class) of other Oppenheimer funds automatically on a monthly, quarterly, semi-annual or annual basis under an Automatic Exchange
Plan. The minimum amount that may be exchanged to each other fund account is
$25. Effective November 1, 2002, the minimum amount that may be exchanged to each other fund account is $50. Instructions should be provided on the
OppenheimerFunds Application or signature-guaranteed instructions. Exchanges made under these plans are subject to the restrictions that apply to exchanges as set forth in "How to Exchange Shares" in the Prospectus and below in this Statement of Additional Information.

Automatic Withdrawal Plans.  Fund shares will be redeemed as necessary to meet withdrawal payments.  Shares acquired without a sales charge will be redeemed first. Shares acquired with reinvested dividends and capital gains distributions will be redeemed next, followed by shares acquired with a sales charge, to the extent necessary to make withdrawal payments.  Depending upon the amount withdrawn, the investor's principal may be depleted.  Payments made under these plans should not be considered as a yield or income on your investment.

      The Transfer Agent will administer the investor's Automatic Withdrawal
Plan as agent for the shareholder(s) (the "Planholder") who executed the Plan authorization and application submitted to the Transfer Agent.  Neither the
Fund nor the Transfer Agent shall incur any liability to the Planholder for any action taken or not taken by the Transfer Agent in good faith to administer the Plan. Share certificates will not be issued for shares of the
Fund purchased for and
held under the Plan, but the Transfer Agent will credit all such shares to the account of the Planholder on the records of the Fund. Any share certificates held by a Planholder may be surrendered unendorsed to the
Transfer Agent with the Plan application so that the shares represented by the certificate may be held under the Plan.

      For accounts subject to Automatic Withdrawal Plans, distributions of capital gains must be reinvested in shares of the Fund, which will be done at net asset value without a sales charge. Dividends on shares held in the account may be paid in cash or reinvested.

      Shares will be redeemed to make withdrawal payments at the net asset value per share determined on the redemption date.  Checks or AccountLink payments representing the proceeds of Plan withdrawals will normally be transmitted three business days prior to the date selected for receipt of the payment, according to the choice specified in writing by the Planholder.
Receipt of payment on the date selected cannot be guaranteed.

      The amount and the interval of disbursement payments and the address to which checks are to be mailed or AccountLink payments are to be sent may be changed at any time by the Planholder by writing to the Transfer Agent.  The
Planholder should allow at least two weeks' time after mailing such notification for the requested change to be put in effect.  The Planholder may, at any time, instruct the Transfer Agent by written notice to redeem all, or any part of, the shares held under the Plan. That notice must be in proper form in accordance with the requirements of the then-current
Prospectus of the Fund. In that case, the Transfer Agent will redeem the number of shares requested at the net asset value per share in effect and will mail a check for the proceeds to the Planholder.

      The Planholder may terminate a Plan at any time by writing to the
Transfer Agent.  The Fund may also give directions to the Transfer Agent to terminate a Plan. The Transfer Agent will also terminate a Plan upon its receipt of evidence satisfactory to it that the Planholder has died or is legally incapacitated. Upon termination of a Plan by the Transfer Agent or the Fund, shares that have not been redeemed will be held in uncertificated form in the name of the Planholder. The account will continue as a dividend-reinvestment, uncertificated account unless and until proper instructions are received from the Planholder, his or her executor or guardian, or another authorized person.

      To use shares held under the Plan as collateral for a debt, the
Planholder may request issuance of a portion of the shares in certificated form.  Upon written request from the Planholder, the Transfer Agent will determine the number of shares for which a certificate may be issued without causing the withdrawal checks to stop. However, should such uncertificated shares become exhausted, Plan withdrawals will terminate.

      If the Transfer Agent ceases to act as transfer agent for the Fund, the
Planholder will be deemed to have appointed any successor transfer agent to act as agent in administering the Plan.

How to Exchange Shares

As stated in the Prospectus, shares of a particular class of Oppenheimer funds having more than one class of shares may be exchanged only for shares of the same class of other Oppenheimer
funds. Shares of Oppenheimer funds that have a single class without a class designation are deemed "Class A" shares for this purpose. You can obtain a current list showing which funds offer which classes of shares by calling the
Distributor.

o     All of the Oppenheimer funds currently offer Class A, B, C, N and Y shares with the following exceptions:

      The following funds only offer Class A shares:
      Centennial America Fund, L.P.           Centennial Tax Exempt Trust
      Centennial California Tax Exempt Trust  Oppenheimer Money Market Fund, Inc
      Centennial Government Trust
      Centennial Money Market Trust
      Centennial New York Tax Exempt Trust

      The following funds do not offer Class N shares:
      Oppenheimer California Municipal Fund   Oppenheimer Pennsylvania
                                              Municipal Fund
      Oppenheimer Limited Term Municipal Fund Oppenheimer Rochester National
                                              Municipals
      Oppenheimer Municipal Bond Fund         Rochester Fund Municipals
      Oppenheimer New Jersey Municipal Fund   Oppenheimer Senior Floating Rate
                                              Fund
      Oppenheimer New York Municipal Fund     Limited Term New York Municipal
                                              Fund

      The following funds do not offer Class Y shares:
      Oppenheimer California Municipal Fund   Oppenheimer Limited Term
                                              Municipal Fund
      Oppenheimer Capital Income Fund         Oppenheimer New Jersey Municipal
                                              Fund
      Oppenheimer Cash Reserves               Oppenheimer New York Municipal
                                              Fund
      Oppenheimer Champion Income Fund        Oppenheimer Pennsylvania
                                              Municipal Fund
      Oppenheimer Convertible Securities Fund Oppenheimer Rochester National
                                              Municipals
      Oppenheimer Disciplined Allocation Fund Oppenheimer Senior Floating Rate
                                              Fund
      Oppenheimer Gold & Special Minerals     Oppenheimer Small Cap Value Fund
      Fund
      Oppenheimer International Small         Limited Term New York Municipal
      Company Fund                            Fund

o     Class Y shares of Oppenheimer Real Asset Fund may not be exchanged for shares of any other fund.
o     Class B, Class C and Class N shares of Oppenheimer Cash Reserves are generally available only by exchange from the same class of shares of other Oppenheimer funds or through OppenheimerFunds-sponsored 401(k)
      plans.
o     Class M shares of Oppenheimer Convertible Securities Fund may be exchanged only for Class A shares of other Oppenheimer funds. They may not be acquired by exchange of shares of any class of any other
      Oppenheimer funds except Class A shares of Oppenheimer Money Market
      Fund or Oppenheimer Cash Reserves acquired by exchange of Class M shares.
o     Class X shares of Limited Term New York Municipal Fund may be exchanged only for Class B shares of other Oppenheimer funds and no exchanges may be made to Class X shares.
o     Shares of Oppenheimer Capital Preservation Fund may not be exchanged for shares of Oppenheimer Money Market Fund, Inc., Oppenheimer Cash
      Reserves or Oppenheimer Limited-Term Government Fund.  Only
      participants in certain retirement plans may purchase shares of
      Oppenheimer Capital Preservation Fund, and only those participants may exchange shares of other Oppenheimer funds for shares of Oppenheimer
      Capital Preservation Fund.
o     Class A shares of Oppenheimer Senior Floating Rate Fund are not available by exchange of shares of Oppenheimer Money Market Fund or
      Class A shares of Oppenheimer Cash Reserves.
o     Shares of Oppenheimer Select Managers Mercury Advisors S&P Index Fund
      and Oppenheimer Select Managers QM Active Balanced Fund are only available to retirement plans and are available only by exchange from the same class of shares of other Oppenheimer funds held by retirement plans.
o     Class A shares of Oppenheimer funds may be exchanged at net asset value for shares of any money market fund offered by the Distributor. Shares of any money market fund purchased without a sales charge may be exchanged for shares of Oppenheimer funds offered with a sales charge upon payment of the sales charge. They may also be used to purchase shares of Oppenheimer funds subject to an early withdrawal charge or contingent deferred sales charge.
o     Shares of Oppenheimer Money Market Fund, Inc. purchased with the redemption proceeds of shares of other mutual funds (other than funds managed by the Manager or its subsidiaries) redeemed within the 30 days prior to that purchase may subsequently be exchanged for shares of other Oppenheimer funds without being subject to an initial sales charge or contingent deferred sales charge. To qualify for that privilege, the investor or the investor's dealer must notify the
      Distributor of eligibility for this privilege at the time the shares of
      Oppenheimer Money Market Fund, Inc. are purchased. If requested, they must supply proof of entitlement to this privilege.
o     Shares of the Fund acquired by reinvestment of dividends or distributions from any of the other Oppenheimer funds or from any unit investment trust for which reinvestment arrangements have been made with the Distributor may be exchanged at net asset value for shares of any of the Oppenheimer funds.
      The Fund may amend, suspend or terminate the exchange privilege at any time. Although the Fund may impose these changes at any time, it will provide you with notice of those changes whenever it is required to do so by applicable law. It may be required to provide 60 days' notice prior to materially amending or terminating the exchange privilege. That 60 day notice is not required in extraordinary circumstances.

      |X|   How Exchanges Affect Contingent Deferred Sales Charges. No
contingent deferred sales charge is imposed on exchanges of shares of any class purchased subject to a contingent deferred sales charge, with the following exceptions:

o     When Class A shares of any Oppenheimer fund (other than Rochester
National Municipals and Rochester Fund Municipals) acquired by exchange of
Class A shares of any Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed within 18 months measured from the beginning of the calendar month of the initial purchase of the exchanged
Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares.

o     When Class A shares of Rochester National Municipals and Rochester Fund
Municipals acquired by exchange of Class A shares of any Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed within 24 months of the beginning of the calendar month of the initial purchase of the exchanged Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares.

o     If any Class A shares of another Oppenheimer fund that are exchanged for Class A shares of Oppenheimer Senior Floating Rate Fund are subject to the Class A contingent deferred sales charge of the other Oppenheimer fund at the time of exchange, the holding period for that Class A contingent deferred sales charge will carry over to the Class A shares of Oppenheimer Senior
Floating Rate Fund acquired in the exchange. The Class A shares of
Oppenheimer Senior Floating Rate Fund acquired in that exchange will be subject to the Class A Early Withdrawal Charge of Oppenheimer Senior Floating
Rate Fund if they are repurchased before the expiration of the holding period.

o     When Class A shares of Oppenheimer Cash Reserves and Oppenheimer Money
Market Fund, Inc. acquired by exchange of Class A shares of any Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed within the Class A holding period of the fund from which the shares were exchanged, the Class A contingent deferred sales charge of the fund from which the shares were exchanged is imposed on the redeemed shares.

o     With respect to Class B shares, the Class B contingent deferred sales charge is imposed on Class B shares acquired by exchange if they are redeemed within six years of the initial purchase of the exchanged Class B shares.

o     With respect to Class C shares, the Class C contingent deferred sales charge is imposed on Class C shares acquired by exchange if they are redeemed within 12 months of the initial purchase of the exchanged Class C shares.

o     With respect to Class N shares, a 1% contingent deferred sales charge will be imposed if the retirement plan (not including IRAs and 403(b) plans)
is terminated or Class N shares of all Oppenheimer funds are terminated as an investment option of the plan and Class N shares are redeemed within 18 months after the plan's first purchase of Class N shares of any Oppenheimer fund or with respect to an individual retirement plan or 403(b) plan, Class N shares are redeemed within 18 months of the plan's first purchase of Class N shares of any Oppenheimer fund.

o     When Class B, Class C or Class N shares are redeemed to effect an exchange, the priorities described in "How To Buy Shares" in the Prospectus for the imposition of the Class B, Class C or Class N contingent deferred sales charge will be followed in determining the order in which the shares are exchanged. Before exchanging shares, shareholders should take into account how the exchange may affect any contingent deferred sales charge that might be imposed in the subsequent redemption of remaining shares.

      Shareholders owning shares of more than one class must specify which class of shares they wish to exchange.

      |X|   Limits on Multiple Exchange Orders. The Fund reserves the right to reject telephone or written exchange requests submitted in bulk by anyone on behalf of more than one account.  The Fund may accept requests for exchanges of up to 50 accounts per day from representatives of authorized dealers that qualify for this privilege.

      |X|   Telephone Exchange Requests. When exchanging shares by telephone, a shareholder must have an existing account in the fund to which the exchange is to be made. Otherwise, the investors must obtain a prospectus of that fund before the exchange request may be submitted. If all telephone lines are busy
(which might occur, for example, during periods of substantial market fluctuations), shareholders might not be able to request exchanges by telephone and would have to submit written exchange requests.

Processing Exchange Requests. Shares to be exchanged are redeemed on the regular business day the Transfer Agent receives an exchange request in proper form (the "Redemption Date").  Normally, shares of the fund to be acquired are purchased on the Redemption Date, but such purchases may be delayed by either fund up to five business days if it determines that it would be disadvantaged by an immediate transfer of the redemption proceeds.
The Fund reserves the right, in its discretion, to refuse any exchange request that may disadvantage it. For example, if the receipt of multiple exchange requests from a dealer might require the disposition of portfolio securities at a time or at a price that might be disadvantageous to the Fund, the Fund may refuse the request.

      When you exchange some or all of your shares from one fund to another, any special account feature such as an Asset Builder Plan or Automatic
Withdrawal Plan, will be switched to the new fund account unless you tell the
Transfer Agent not to do so.  However, special redemption and exchange features such as Automatic Exchange Plans and Automatic Withdrawal Plans
cannot be switched to an account in Oppenheimer Senior Floating Rate Fund.

      In connection with any exchange request, the number of shares exchanged may be less than the number requested if the exchange or the number requested would include shares subject to a restriction cited in the Prospectus or this
Statement of Additional Information, or would include shares covered by a share certificate that is not tendered with the request.  In those cases, only the shares available for exchange without restriction will be exchanged.

      The different Oppenheimer funds available for exchange have different investment objectives, policies and risks. A shareholder should assure that the fund selected is appropriate for his or her investment and should be aware of the tax consequences of an exchange.  For federal income tax purposes, an exchange transaction is treated as a redemption of shares of one fund and a purchase of shares of another.  "Reinvestment Privilege," above, discusses some of the tax consequences of reinvestment of redemption proceeds in such cases.  The Fund, the Distributor, and the Transfer Agent are unable to provide investment, tax or legal advice to a shareholder in connection with an exchange request or any other investment transaction.

Dividends, Capital Gains and Taxes

Dividends and Distributions. The Fund has no fixed dividend rate and there can be no assurance as to the payment of any dividends or the realization of any capital gains. The dividends and distributions paid by a class of shares will vary from time to time depending on market conditions, the composition of the Fund's portfolio, and expenses borne by the Fund or borne separately by a class. Dividends are calculated in the same manner, at the same time, and on the same day for each class of shares. However, dividends on Class B,
Class C and Class N shares are expected to be lower than dividends on Class A and Class Y shares. That is because of the effect of the asset-based sales charge on Class B, Class C and Class N shares. Those dividends will also differ in amount as a consequence of any difference in the net asset values of the different classes of shares.

      Dividends, distributions and proceeds of the redemption of Fund shares represented by
checks returned to the Transfer Agent by the Postal Service as undeliverable will be invested in shares of Oppenheimer Money Market Fund, Inc.
Reinvestment will be made as promptly as possible after the return of such checks to the Transfer Agent, to enable the investor to earn a return on otherwise idle funds. Unclaimed accounts may be subject to state escheatment laws, and the Fund and the Transfer Agent will not be liable to shareholders or their representatives for compliance with those laws in good faith.

Tax Status of the Fund's Dividends, Distributions and Redemptions of Shares.
The federal tax treatment of the Fund's dividends and capital gains distributions is briefly highlighted in the Prospectus. The following is only a summary of certain additional tax considerations generally affecting the
Fund and its shareholders.

      The tax discussion in the Prospectus and this Statement of Additional
Information is based on tax law in effect on the date of the Prospectus and this Statement of Additional Information. Those laws and regulations may be changed by legislative, judicial, or administrative action, sometimes with retroactive effect. State and local tax treatment of ordinary income dividends and capital gain dividends from regulated investment companies may differ from the treatment under the Internal Revenue Code described below.
Potential purchasers of shares of the Fund are urged to consult their tax advisers with specific reference to their own tax circumstances as well as the consequences of federal, state and local tax rules affecting an investment in the Fund.

Qualification as a Regulated Investment Company.  The Fund has elected to be taxed as a regulated investment company under Subchapter M of the Internal
Revenue Code of 1986, as amended.  As a regulated investment company, the
Fund is not subject to federal income tax on the portion of its net investment income (that is, taxable interest, dividends, and other taxable ordinary income, net of expenses) and capital gain net income (that is, the excess of net long-term capital gains over net short-term capital losses)
that it distributes to shareholders. That qualification enables the Fund to
"pass through" its income and realized capital gains to shareholders without having to pay tax on them. This avoids a "double tax" on that income and capital gains, since shareholders normally will be taxed on the dividends and capital gains they receive from the Fund (unless their Fund shares are held in a retirement account or the shareholder is otherwise exempt from tax).

      The Internal Revenue Code contains a number of complex tests relating to qualification that the Fund might not meet in a particular year. If it did not qualify as a regulated investment company, the Fund would be treated for tax purposes as an ordinary corporation and would receive no tax deduction for payments made to shareholders.

      To qualify as a regulated investment company, the Fund must distribute at least 90% of its investment company taxable income (in brief, net investment income and the excess of net short-term capital gain over net long-term capital loss) for the taxable year. The Fund must also satisfy certain other requirements of the Internal Revenue Code, some of which are described below.  Distributions by the Fund made during the taxable year or, under specified circumstances, within 12 months after the close of the taxable year, will be considered distributions of income and gains for the taxable year and will therefore count toward satisfaction of the above-mentioned requirement.

      To qualify as a regulated investment company, the Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and certain other income.

      In addition to satisfying the requirements described above, the Fund must satisfy an asset diversification test in order to qualify as a regulated investment company.  Under that test, at the close of each quarter of the
Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items (including receivables), U.S. government securities, securities of other regulated investment companies, and securities of other issuers. As to each of those issuers, the Fund must not have invested more than 5% of the value of the Fund's total assets in securities of each such issuer and the Fund must not hold more than 10% of the outstanding voting securities of each such issuer. No more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses.
For purposes of this test, obligations issued or guaranteed by certain agencies or instrumentalities of the U.S. government are treated as U.S.
government securities.

Excise Tax on Regulated Investment Companies. Under the Internal Revenue
Code, by December 31 each year, the Fund must distribute 98% of its taxable investment income earned from January 1 through December 31 of that year and
98% of its capital gains realized in the period from November 1 of the prior year through October 31 of the current year. If it does not, the Fund must pay an excise tax on the amounts not distributed. It is presently anticipated that the Fund will meet those requirements. To meet this requirement, in certain circumstances the Fund might be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.
However, the Board of Directors and the Manager might determine in a particular year that it would be in the best interests of shareholders for the Fund not to make such distributions at the required levels and to pay the excise tax on the undistributed amounts. That would reduce the amount of income or capital gains available for distribution to shareholders.

Taxation   of  Fund   Distributions.   The   Fund   anticipates   distributing
substantially  all of its investment  company  taxable income for each taxable year. Those  distributions  will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes.

      Special provisions of the Internal Revenue Code govern the eligibility of the Fund's dividends for the dividends-received deduction for corporate shareholders.  Long-term capital gains distributions are not eligible for the deduction.  The amount of dividends paid by the Fund that may qualify for the deduction is limited to the aggregate amount of qualifying dividends that the
Fund derives from portfolio investments that the Fund has held for a minimum period, usually 46 days. A corporate shareholder will not be eligible for the deduction on dividends paid on Fund shares held for 45 days or less.  To the extent the Fund's dividends are derived from gross income from option premiums, interest income or short-term gains from the sale of securities or dividends from foreign corporations, those dividends will not qualify for the deduction.

      The Fund may either retain or distribute to shareholders its net capital gain for each taxable year.  The Fund currently intends to distribute any such amounts.  If net long term capital gains are distributed and designated as a capital gain distribution, it will be taxable to shareholders as a long-term capital gain and will be properly identified in reports sent to shareholders in January of each year. Such treatment will apply no matter how long the shareholder has held his or her shares or whether that gain was recognized by the Fund before the shareholder acquired his or her shares.

      If the Fund elects to retain its net capital gain, the Fund will be subject to tax on it at the 35% corporate tax rate.  If the Fund elects to retain its net capital gain, the Fund will provide to  shareholders of record on the last day of its taxable year information regarding their pro rata share of the gain and tax paid. As a result, each shareholder will be required to report his or her pro rata share of such gain on their tax return as long-term capital gain, will receive a refundable tax credit for his/her pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for his/her shares by an amount equal to the deemed distribution less the tax credit.

      Investment income that may be received by the Fund from sources within foreign countries may be subject to foreign taxes withheld at the source.
The United States has entered into tax treaties with many foreign countries which entitle the Fund to a reduced rate of, or exemption from, taxes on such income.

      Distributions by the Fund that do not constitute ordinary income dividends or capital gain distributions will be treated as a return of capital to the extent of the shareholder's tax basis in their shares. Any excess will be treated as gain from the sale of those shares, as discussed below. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year. If prior distributions made by the Fund must be re-characterized as a non-taxable return of capital at the end of the fiscal year as a result of the effect of the Fund's investment policies, they will be identified as such in notices sent to shareholders.

      Distributions by the Fund will be treated in the manner described above regardless of whether the distributions are paid in cash or reinvested in additional shares of the Fund (or of another fund).  Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

      The Fund will be required in certain cases to withhold 30% (29% for payments after December 31, 2003) of ordinary income dividends, capital gains distributions and the proceeds of the redemption of shares, paid to any shareholder (1) who has failed to provide a correct taxpayer identification
                                            -------
number or to properly certify that number when required, (2) who is subject to backup withholding for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the Fund that the shareholder is not subject to backup withholding or is an "exempt recipient" (such as a corporation). All income and any tax withheld by the
Fund is remitted by the Fund to the U.S. Treasury and is identified in reports mailed to shareholders in January of each year.

Tax Effects of Redemptions of Shares. If a shareholder redeems all or a portion of his/her shares, the shareholder will recognize a gain or loss on the redeemed shares in an amount equal to the difference between the proceeds of the redeemed shares and the shareholder's adjusted tax basis in the shares.  All or a portion of any loss recognized in that manner may be disallowed if the shareholder purchases other shares of the Fund within 30 days before or after the redemption.

      In general, any gain or loss arising from the redemption of shares of the Fund will be considered capital gain or loss, if the shares were held as a capital asset. It will be long-term capital gain or loss if the shares were held for more than one year.  However, any capital loss arising from the redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on those shares. Special holding period rules under the Internal
Revenue Code apply in this case to determine the holding period of shares and there are limits on the deductibility of capital losses in any year.

Foreign Shareholders.  Under U.S. tax law, taxation of a shareholder who is a foreign person (to include, but not limited to, a nonresident alien individual, a foreign trust, a foreign estate, a foreign corporation, or a foreign partnership) primarily depends on whether the foreign person's income from the Fund is effectively connected with the conduct of a U.S. trade or business. Typically, ordinary income dividends paid from a mutual fund are not considered "effectively connected" income.

      Ordinary income dividends that are paid by the Fund (and are deemed not
"effectively connected income") to foreign persons will be subject to a U.S.
tax withheld by the Fund at a rate of 30%, provided the Fund obtains a properly completed and signed Certificate of Foreign Status. The tax rate may be reduced if the foreign person's country of residence has a tax treaty with the U.S. allowing for a reduced tax rate on ordinary income dividends paid by the Fund. All income and any tax withheld by the Fund is remitted by the Fund to the U.S. Treasury and is identified in reports mailed to shareholders in
March of each year.

      If the ordinary income dividends from the Fund are effectively
                                                     ---
connected with the conduct of a U.S. trade or business, then the foreign person may claim an exemption from the U.S. tax described above provided the
Fund obtains a properly completed and signed Certificate of Foreign Status.
      If the foreign person fails to provide a certification of his/her foreign status, the Fund will be required to withhold U.S. tax at a rate of
30% (29% for payments after December 31, 2003) on ordinary income dividends, capital gains distributions and the proceeds of the redemption of shares, paid to any foreign person. All income and any tax withheld (in this situation) by the Fund is remitted by the Fund to the U.S. Treasury and is identified in reports mailed to shareholders in January of each year.

      The tax consequences to foreign persons entitled to claim the benefits of an applicable tax treaty may be different from those described herein.
Foreign shareholders are urged to consult their own tax advisors or the U.S.
Internal Revenue Service with respect to the particular tax consequences to them of an investment in the Fund, including the applicability of the U.S.
withholding taxes described above.

Dividend Reinvestment in Another Fund.  Shareholders of the Fund may elect to reinvest all dividends and/or capital gains distributions in shares of the same class of any of the other Oppenheimer funds listed above. Reinvestment will be made without sales charge at the net asset value per share in effect at the close of business on the payable date of the dividend or distribution.
To elect this option, the shareholder must notify the Transfer Agent in writing and must have an existing account in the fund selected for reinvestment. Otherwise the shareholder first must obtain a prospectus for that fund and an application from the Distributor to establish an account.
Dividends and/or distributions from shares of certain other Oppenheimer funds
(other than Oppenheimer Cash Reserves) may be invested in shares of this Fund on the same basis.

Additional Information About the Fund

The Distributor.  The Fund's shares are sold through dealers, brokers and other financial institutions that have a sales agreement with
OppenheimerFunds Distributor, Inc., a subsidiary of the Manager that acts as the Fund's Distributor.  The Distributor also distributes shares of the other
Oppenheimer funds and is sub-distributor for funds managed by a subsidiary of the Manager.

The Transfer Agent. OppenheimerFunds Services, the Fund's Transfer Agent, is
a division of the Manager. It is responsible for maintaining the Fund's shareholder registry and shareholder accounting records, and for paying dividends and distributions to shareholders. It also handles shareholder servicing and administrative functions. . It serves as the Transfer Agent for an annual per account fee. It also acts as shareholder servicing agent for the other Oppenheimer funds. Shareholders should direct inquiries about their accounts to the Transfer Agent at the address and toll-free numbers shown on the back cover.

The Custodian.  Citibank, N.A. is the custodian of the Fund's assets.  The custodian's responsibilities include safeguarding and controlling the Fund's portfolio securities and handling the delivery of such securities to and from the Fund.  It is the practice of the Fund to deal with the custodian in a manner uninfluenced by any banking relationship the custodian may have with the Manager and its affiliates.  The Fund's cash balances with the custodian in excess of $100,000 are not protected by federal deposit insurance.  Those uninsured balances at times may be substantial.

Independent Auditors. Deloitte & Touche, LLP are the independent auditors of the Fund. They audit the Fund's financial statements and perform other related audit services.  They also act as auditors for the Manager and for certain other funds advised by the Manager and its affiliates.

--------------------------------------------------------------------------------
INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF
 OPPENHEIMER MAIN STREET GROWTH & INCOME FUND:

 We have audited the accompanying statement of assets and
liabilities of
 Oppenheimer Main Street Growth & Income Fund, a series of
Oppenheimer Main
 Street Funds, Inc., including the statement of
investments, as of August 31,
 2002, and the related statement of operations for the year
then ended, the
 statements of changes in net assets for each of the two
years in the period
 then ended, and the financial highlights for the periods
indicated. These
 financial statements and financial highlights are the
responsibility of the
 Fund's management. Our responsibility is to express an
opinion on these
 financial statements and financial highlights based on our
audits.

    We conducted our audits in accordance with auditing
standards generally
 accepted in the United States of America. Those standards
require that we plan
 and perform the audit to obtain reasonable assurance about
whether the
 financial statements and financial highlights are free of
material
 misstatement. An audit includes examining, on a test
basis, evidence supporting
 the amounts and disclosures in the financial statements.
Our procedures
 included confirmation of securities owned as of August 31,
2002, by
 correspondence with the custodian and brokers; where
replies were not received
 from brokers, we performed other auditing procedures. An
audit also includes
 assessing the accounting principles used and significant
estimates made by
 management, as well as evaluating the overall financial
statement presentation.
 We believe that our audits provide a reasonable basis for
our opinion.

    In our opinion, the financial statements and financial
highlights referred
 to above present fairly, in all material respects, the
financial position of
 Oppenheimer Main Street Growth & Income Fund, a series of
Oppenheimer Main
 Street Funds, Inc., as of August 31, 2002, the results of
its operations for
 the year then ended, the changes in its net assets for
each of the two years in
 the period then ended, and the financial highlights for
the periods indicated,
 in conformity with accounting principles generally
accepted in the United
 States of America.

 DELOITTE & TOUCHE LLP

 Denver, Colorado
 September 23, 2002

STATEMENT OF INVESTMENTS  August 31, 2002
--------------------------------------------------------------------------------

MARKET VALUE

SHARES     SEE NOTE 1
--------------------------------------------------------------------------------
 COMMON STOCKS--98.0%
--------------------------------------------------------------------------------
 CONSUMER DISCRETIONARY--15.8%
--------------------------------------------------------------------------------
 AUTO COMPONENTS--0.8%
 Aftermarket Technology
 Corp.(1)
185,000  $   2,869,350
--------------------------------------------------------------------------------
 American Axle &
 Manufacturing
 Holdings, Inc.(1)
97,800      2,909,550
--------------------------------------------------------------------------------
 ArvinMeritor, Inc.
168,200      3,934,198
--------------------------------------------------------------------------------
 Borg-Warner
 Automotive, Inc.
165,500      9,969,720
--------------------------------------------------------------------------------
 Cooper Tire &
 Rubber Co.
171,500      3,580,920
--------------------------------------------------------------------------------
 Dana Corp.
551,200      9,337,328
--------------------------------------------------------------------------------
 Delphi Corp.
1,242,300     12,112,425
--------------------------------------------------------------------------------
 Goodyear Tire &
 Rubber Co.
427,300      5,777,096
--------------------------------------------------------------------------------
 Johnson
 Controls, Inc.
38,000      3,279,020
--------------------------------------------------------------------------------
 Lear Corp.(1)
547,600     25,518,160
--------------------------------------------------------------------------------
 Superior Industries
 International, Inc.
79,200      3,807,936
--------------------------------------------------------------------------------
 Tower
 Automotive, Inc.(1)
122,500        976,325

--------------

84,072,028

--------------------------------------------------------------------------------
 AUTOMOBILES--1.2%
 Ford Motor Co.
4,885,226     57,499,110
--------------------------------------------------------------------------------
 General
 Motors Corp.
1,528,100     73,134,866
--------------------------------------------------------------------------------
 Harley-Davidson,
 Inc.
146,200      7,197,426
--------------------------------------------------------------------------------
 Winnebago
 Industries, Inc.
37,100      1,416,849

--------------

139,248,251

--------------------------------------------------------------------------------
 HOTELS, RESTAURANTS & LEISURE--1.7%
 AFC
 Enterprises, Inc.(1)
7,300        165,053
--------------------------------------------------------------------------------
 Alliance Gaming
 Corp.(1)
12,700        193,040
--------------------------------------------------------------------------------
 Applebee's
 International, Inc.
225,825      5,015,573
--------------------------------------------------------------------------------
 Boyd Gaming
 Corp.(1)
21,800        355,340
--------------------------------------------------------------------------------
 Brinker
 International, Inc.(1)
887,900     24,612,588

MARKET VALUE

SHARES     SEE NOTE 1
--------------------------------------------------------------------------------

 HOTELS, RESTAURANTS & LEISURE Continued
 CEC Entertainment,
 Inc.(1)
196,100  $  7,161,572
--------------------------------------------------------------------------------
 Choice Hotels
 International, Inc.(1)
39,400       913,686
--------------------------------------------------------------------------------
 Darden
 Restaurants, Inc.
1,069,800    27,418,974
--------------------------------------------------------------------------------
 GTech Holdings
 Corp.(1)
471,700     9,033,055
--------------------------------------------------------------------------------
 Harrah's
 Entertainment, Inc.(1)
114,000     5,419,560
--------------------------------------------------------------------------------
 Hilton Hotels Corp.
249,700     2,874,047
--------------------------------------------------------------------------------
 Mandalay
 Resort Group(1)
50,200     1,511,020
--------------------------------------------------------------------------------
 Marriott International,
 Inc., Cl. A
116,700     3,819,591
--------------------------------------------------------------------------------
 McDonald's Corp.
2,094,700    49,770,072
--------------------------------------------------------------------------------
 MGM Mirage, Inc.(1)
213,100     7,562,919
--------------------------------------------------------------------------------
 P.F. Chang's
 China Bistro, Inc.(1)
98,000     3,100,720
--------------------------------------------------------------------------------
 Panera Bread
 Co., Cl. A(1)
173,000     4,906,280
--------------------------------------------------------------------------------
 Papa John's
 International, Inc.(1)
36,700     1,109,808
--------------------------------------------------------------------------------
 Park Place
 Entertainment Corp.(1)
379,200    3,545,520
--------------------------------------------------------------------------------
 Rare Hospitality
 International, Inc.(1)
12,600       328,986
--------------------------------------------------------------------------------
 Royal Caribbean
 Cruises Ltd.
111,200     1,968,240
--------------------------------------------------------------------------------
 Ruby Tuesday, Inc.
552,900    11,024,826
--------------------------------------------------------------------------------
 Ryan's Family
 Steak Houses, Inc.(1)
169,050     2,015,076
--------------------------------------------------------------------------------
 Starbucks Corp.(1)
448,700     9,018,870
--------------------------------------------------------------------------------
 Wendy's
 International, Inc.
337,300    12,044,983

-------------

194,889,399

--------------------------------------------------------------------------------
 HOUSEHOLD DURABLES--2.5%
 American Greetings
 Corp., Cl. A
484,600     8,092,820
--------------------------------------------------------------------------------
 Beazer Homes
 USA, Inc.(1)
108,800     6,982,784
--------------------------------------------------------------------------------
 Black & Decker
 Corp.
72,600     3,257,562
--------------------------------------------------------------------------------
 Centex Corp.
405,500    20,473,695
--------------------------------------------------------------------------------

13 OPPENHEIMER MAIN STREET(R) GROWTH & INCOME FUND

STATEMENT OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

MARKET VALUE

SHARES     SEE NOTE 1
--------------------------------------------------------------------------------
 HOUSEHOLD DURABLES Continued
 Cooper Industries
 Ltd., Cl. A
600,500  $ 19,648,360
--------------------------------------------------------------------------------
 Fortune
 Brands, Inc.
379,300    19,901,871
--------------------------------------------------------------------------------
 Hovnanian Enterprises,
 Inc., Cl. A(1)
173,600     5,402,432
--------------------------------------------------------------------------------
 KB Home
653,400    31,330,530
--------------------------------------------------------------------------------
 La-Z-Boy, Inc.
8,600       212,850
--------------------------------------------------------------------------------
 Lennar Corp.
541,000    28,564,800
--------------------------------------------------------------------------------
 M.D.C.
 Holdings, Inc.
30,300     1,218,060
--------------------------------------------------------------------------------
 Maytag Corp.
329,200    10,745,088
--------------------------------------------------------------------------------
 Meritage Corp.(1)
62,900     2,259,368
--------------------------------------------------------------------------------
 NVR, Inc.(1)
89,200    26,447,800
--------------------------------------------------------------------------------
 Pulte Homes, Inc.
414,815    19,803,268
--------------------------------------------------------------------------------
 Ryland Group,
 Inc. (The)
671,000    28,618,150
--------------------------------------------------------------------------------
 Snap-On, Inc.
8,100       228,906
--------------------------------------------------------------------------------
 Standard Pacific
 Corp.
110,500     2,911,675
--------------------------------------------------------------------------------
 Toll Brothers, Inc.(1)
831,600    20,790,000
--------------------------------------------------------------------------------
 Whirlpool Corp.
484,000    26,770,040

-------------

283,660,059

--------------------------------------------------------------------------------
 LEISURE EQUIPMENT & PRODUCTS--0.8%
 Action Performance
 Cos., Inc.(1)
184,100     5,959,317
--------------------------------------------------------------------------------
 Brunswick Corp.
627,200    15,335,040
--------------------------------------------------------------------------------
 Eastman Kodak Co.
1,411,200    43,098,048
--------------------------------------------------------------------------------
 Hasbro, Inc.
791,200    10,404,280
--------------------------------------------------------------------------------
 Mattel, Inc.
355,600     6,909,308
--------------------------------------------------------------------------------
 Nautilus Group,
 Inc. (The)(1)
233,500     7,404,285
--------------------------------------------------------------------------------
 Polaris
 Industries, Inc.
62,100     4,555,035

-------------

93,665,313

--------------------------------------------------------------------------------
 MEDIA--1.0%
 AOL Time
 Warner, Inc.(1)
1,365,027    17,267,592
--------------------------------------------------------------------------------
 Belo Corp., Cl. A
51,600     1,184,220
--------------------------------------------------------------------------------
 Gannett Co., Inc.
682,800    51,865,488
--------------------------------------------------------------------------------
 Harte-Hanks, Inc.
202,650     4,164,457
--------------------------------------------------------------------------------
 Havas, ADR
104,555       496,636

MARKET VALUE

SHARES     SEE NOTE 1
--------------------------------------------------------------------------------

 MEDIA Continued
 Knight-Ridder, Inc.
138,300  $  8,398,959
--------------------------------------------------------------------------------
 Liberty Media
 Corp., Cl. A(1)
436,700     3,650,812
--------------------------------------------------------------------------------
 Marvel
 Enterprises, Inc.(1)
83,400       421,170
--------------------------------------------------------------------------------
 R.H. Donnelley
 Corp.(1)
106,100     2,637,646
--------------------------------------------------------------------------------
 Readers Digest
 Assn., Inc. (The),
 Cl. A, Non-Vtg.
30,500       520,940
--------------------------------------------------------------------------------
 Tribune Co.
91,800     3,828,978
--------------------------------------------------------------------------------
 Viacom, Inc., Cl. B(1)
548,248    22,313,694

-------------

116,750,592

--------------------------------------------------------------------------------
 MULTILINE RETAIL--3.9%
 BJ's Wholesale
 Club, Inc.(1)
144,100     3,537,655
--------------------------------------------------------------------------------
 Costco Wholesale
 Corp.(1)
741,100    24,760,151
--------------------------------------------------------------------------------
 Dillard's, Inc., Cl. A
379,700     9,325,432
--------------------------------------------------------------------------------
 Federated Department
 Stores, Inc.(1)
897,400    32,216,660
--------------------------------------------------------------------------------
 Kohl's Corp.(1)
116,500     8,122,380
--------------------------------------------------------------------------------
 May Department
 Stores Co.
360,800    10,582,264
--------------------------------------------------------------------------------
 Nordstrom, Inc.
141,100     2,727,463
--------------------------------------------------------------------------------
 Penney (J.C.) Co.,
 Inc. (Holding Co.)
1,228,600    21,328,496
--------------------------------------------------------------------------------
 Sears Roebuck
 & Co.
1,182,500    53,815,575
--------------------------------------------------------------------------------
 Shopko Stores, Inc.(1)
103,100     1,480,516
--------------------------------------------------------------------------------
 Target Corp.
422,600    14,452,920
--------------------------------------------------------------------------------
 Wal-Mart
 Stores, Inc.
4,994,400   267,100,512

-------------

449,450,024

--------------------------------------------------------------------------------
 SPECIALTY RETAIL--3.3%
 AnnTaylor
 Stores Corp.(1)
390,500    10,426,350
--------------------------------------------------------------------------------
 AutoNation, Inc.(1)
668,600     8,825,520
--------------------------------------------------------------------------------
 Blockbuster,
 Inc., Cl. A
253,000     5,755,750
--------------------------------------------------------------------------------
 Borders
 Group, Inc.(1)
155,800     2,938,388
--------------------------------------------------------------------------------
 Christopher
 & Banks Corp.(1)
272,500     7,929,750

14 OPPENHEIMER MAIN STREET(R) GROWTH & INCOME FUND

MARKET VALUE

SHARES     SEE NOTE 1
--------------------------------------------------------------------------------
 SPECIALTY RETAIL Continued
 Circuit City Stores, Inc./
 Circuit City Group
180,000  $  2,509,200
--------------------------------------------------------------------------------
 Deb Shops, Inc.
10,000       278,100
--------------------------------------------------------------------------------
 Electronics Boutique
 Holdings Corp.(1)
120,600     3,467,250
--------------------------------------------------------------------------------
 Foot Locker, Inc.(1)
343,900     3,267,050
--------------------------------------------------------------------------------
 Gap, Inc. (The)
1,906,000    22,357,380
--------------------------------------------------------------------------------
 Group 1
 Automotive, Inc.(1)
39,700     1,083,810
--------------------------------------------------------------------------------
 Hollywood
 Entertainment Corp.(1)
25,600       345,600
--------------------------------------------------------------------------------
 Home Depot, Inc.
3,210,000   105,705,300
--------------------------------------------------------------------------------
 Hot Topic, Inc.(1)
296,350     5,156,490
--------------------------------------------------------------------------------
 Hughes Supply, Inc.
67,600     1,942,148
--------------------------------------------------------------------------------
 Limited Brands, Inc.
1,951,190    29,833,695
--------------------------------------------------------------------------------
 Lowe's Cos., Inc.
685,700    28,374,266
--------------------------------------------------------------------------------
 Men's Wearhouse,
 Inc. (The)(1)
19,100       360,990
--------------------------------------------------------------------------------
 Movie Gallery, Inc.(1)
56,900       789,772
--------------------------------------------------------------------------------
 Office Depot, Inc.(1)
1,175,900    15,192,628
--------------------------------------------------------------------------------
 Pacific Sunwear
 of California, Inc.(1)
66,500     1,446,375
--------------------------------------------------------------------------------
 Pep Boys-Manny,
 Moe & Jack
125,200     1,777,840
--------------------------------------------------------------------------------
 Pier 1 Imports, Inc.
265,000     4,743,500
--------------------------------------------------------------------------------
 RadioShack Corp.
147,300     3,209,667
--------------------------------------------------------------------------------
 Ross Stores, Inc.
687,600    24,829,236
--------------------------------------------------------------------------------
 Sherwin-
 Williams Co.
30,900       834,300
--------------------------------------------------------------------------------
 Staples, Inc.(1)
677,700     9,420,030
--------------------------------------------------------------------------------
 Talbots, Inc. (The)
305,300     9,516,201
--------------------------------------------------------------------------------
 TJX Cos., Inc. (The)
2,881,200    56,990,136
--------------------------------------------------------------------------------
 Too, Inc.(1)
293,674     6,933,643
--------------------------------------------------------------------------------
 United Auto
 Group, Inc.(1)
41,100       653,901

-------------

376,894,266

--------------------------------------------------------------------------------
 TEXTILES & APPAREL--0.6%
 Coach, Inc.(1)
152,596     3,758,440
--------------------------------------------------------------------------------
 Kellwood Co.
63,500     1,582,420
--------------------------------------------------------------------------------
 Liz Claiborne, Inc.
623,300    17,589,526
--------------------------------------------------------------------------------
 Nike, Inc., Cl. B
905,600    39,103,808
--------------------------------------------------------------------------------
 Quicksilver, Inc.(1)
18,600       416,826

MARKET VALUE

SHARES     SEE NOTE 1
--------------------------------------------------------------------------------
 TEXTILES & APPAREL Continued
 Reebok
 International Ltd.(1)
26,800  $    655,528
--------------------------------------------------------------------------------
 Tommy Hilfiger
 Corp.(1)
139,300     1,671,600
--------------------------------------------------------------------------------
 VF Corp.
85,400     3,468,094

-------------

68,246,242

--------------------------------------------------------------------------------
 CONSUMER STAPLES--11.4%
--------------------------------------------------------------------------------
 BEVERAGES--2.3%
 Adolph Coors
 Co., Cl. B
186,900    11,223,345
--------------------------------------------------------------------------------
 Anheuser-Busch
 Cos., Inc.
1,586,900    84,359,604
--------------------------------------------------------------------------------
 Coca-Cola Co.
 (The)
2,933,900   149,628,900
--------------------------------------------------------------------------------
 PepsiCo, Inc.
489,430    19,356,957

-------------

264,568,806

--------------------------------------------------------------------------------
 FOOD & DRUG RETAILING--1.5%
 Albertson's, Inc.
2,048,600    52,689,992
--------------------------------------------------------------------------------
 CVS Corp.                                      `
1,120,300    32,925,617
--------------------------------------------------------------------------------
 Kroger Co. (The)(1)
2,103,300    38,027,664
--------------------------------------------------------------------------------
 Safeway, Inc.(1)
587,200    15,161,504
--------------------------------------------------------------------------------
 SUPERVALU, Inc.
228,100     4,737,637
--------------------------------------------------------------------------------
 Walgreen Co.
886,600    30,809,350

-------------

174,351,764

--------------------------------------------------------------------------------
 FOOD PRODUCTS--3.1%
 Archer-Daniels-
 Midland Co.
1,029,575    12,550,519
--------------------------------------------------------------------------------
 Campbell Soup Co.
1,579,000    36,553,850
--------------------------------------------------------------------------------
 ConAgra Foods, Inc.
2,296,200    60,367,098
--------------------------------------------------------------------------------
 Dean Foods Co.(1)
151,700     5,741,845
--------------------------------------------------------------------------------
 Dole Food Co., Inc.
128,400     3,492,480
--------------------------------------------------------------------------------
 Fresh Del Monte
 Produce, Inc.
72,100     1,957,515
--------------------------------------------------------------------------------
 Hershey Foods
 Corp.
399,600    30,269,700
--------------------------------------------------------------------------------
 Interstate
 Bakeries Corp.
123,700     3,012,095
--------------------------------------------------------------------------------
 Kellogg Co.
624,100    20,071,056
--------------------------------------------------------------------------------
 Kraft Foods, Inc.,
 Cl. A
2,583,800   102,757,726
--------------------------------------------------------------------------------
 Ralcorp
 Holdings, Inc.(1)
4,800       113,856

15 OPPENHEIMER MAIN STREET(R) GROWTH & INCOME FUND

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

MARKET VALUE

SHARES     SEE NOTE 1
--------------------------------------------------------------------------------
 FOOD PRODUCTS Continued
 Sara Lee Corp.
1,533,681  $ 28,281,078
--------------------------------------------------------------------------------
 Sensient
 Technologies Corp.
57,900     1,295,223
--------------------------------------------------------------------------------
 Smucker Co.,
 J.M. (The)
29,124     1,058,657
--------------------------------------------------------------------------------
 Tyson Foods,
 Inc., Cl. A
436,200     5,417,604
--------------------------------------------------------------------------------
 Wrigley, William
 Jr. Co.
778,300    39,623,253

-------------

352,563,555

--------------------------------------------------------------------------------
 HOUSEHOLD PRODUCTS--1.9%
 Clorox Co. (The)
1,169,800    50,371,588
--------------------------------------------------------------------------------
 Colgate-
 Palmolive Co.
505,400    27,569,570
--------------------------------------------------------------------------------
 Dial Corp. (The)
347,700     7,027,017
--------------------------------------------------------------------------------
 Procter & Gamble
 Corp. (The)
1,456,200   129,092,130

-------------

214,060,305

--------------------------------------------------------------------------------
 PERSONAL PRODUCTS--0.9%
 Avon Products, Inc.
1,226,000    59,755,240
--------------------------------------------------------------------------------
 Gillette Co.
1,393,100    43,924,443
--------------------------------------------------------------------------------
 Oakley, Inc.(1)
43,400       568,540

-------------

104,248,223

--------------------------------------------------------------------------------
 TOBACCO--1.7%
 Philip Morris
 Cos., Inc.
2,985,000   149,250,000
--------------------------------------------------------------------------------
 R.J. Reynolds
 Tobacco
 Holdings, Inc.
775,400    45,624,536
--------------------------------------------------------------------------------
 Universal Corp.
51,100     1,959,685

-------------

196,834,221

--------------------------------------------------------------------------------
 ENERGY--8.0%
--------------------------------------------------------------------------------
 ENERGY EQUIPMENT & SERVICES--0.0%
 Helmerich
 & Payne, Inc.
76,600     2,792,836
--------------------------------------------------------------------------------
 OIL & GAS--8.0%
 Amerada
 Hess Corp.
201,700    14,744,270
--------------------------------------------------------------------------------
 Baytex Energy Ltd.(1)
1,380,000     6,192,308
--------------------------------------------------------------------------------
 Brown (Tom), Inc.(1)
1,381,800    33,577,740
--------------------------------------------------------------------------------
 Canadian 88
 Energy Corp.(1),(2)
6,539,500    10,060,769

MARKET VALUE

SHARES     SEE NOTE 1
--------------------------------------------------------------------------------

 OIL & GAS Continued
 Canadian Natural
 Resources Ltd.
1,599,586  $ 53,011,921
--------------------------------------------------------------------------------
 Chesapeake
 Energy Corp.(1)
375,000     2,193,750
--------------------------------------------------------------------------------
 ChevronTexaco
 Corp.
1,782,404   136,585,618
--------------------------------------------------------------------------------
 Conoco, Inc.
1,172,400    28,782,420
--------------------------------------------------------------------------------
 Devon Energy
 Corp.
341,500    16,050,500
--------------------------------------------------------------------------------
 Encana Corp.
48,500     1,423,288
--------------------------------------------------------------------------------
 EOG
 Resources, Inc.
700,600    24,408,904
--------------------------------------------------------------------------------
 Exxon Mobil Corp.
8,827,096   312,920,553
--------------------------------------------------------------------------------
 Frontier Oil Corp.(2)
1,856,000    26,448,000
--------------------------------------------------------------------------------
 Kerr-McGee Corp.
348,500    16,327,225
--------------------------------------------------------------------------------
 Marathon
 Oil Corp.
936,000    23,166,000
--------------------------------------------------------------------------------
 Murphy Oil Corp.
381,800    32,701,170
--------------------------------------------------------------------------------
 Occidental
 Petroleum Corp.
994,800    29,545,560
--------------------------------------------------------------------------------
 Ocean Energy, Inc.
109,200     2,288,832
--------------------------------------------------------------------------------
 Phillips
 Petroleum Co.
1,192,460    62,699,547
--------------------------------------------------------------------------------
 Rio Alto Resources
 International, Inc.(1)
710,050       355,025
--------------------------------------------------------------------------------
 Sunoco, Inc.
461,000    16,356,280
--------------------------------------------------------------------------------
 Talisman
 Energy, Inc.
1,200,000    49,823,077
--------------------------------------------------------------------------------
 Unocal Corp.
292,500     9,672,975

-------------

909,335,732

--------------------------------------------------------------------------------
 FINANCIALS--23.2%
--------------------------------------------------------------------------------
 BANKS--8.8%
 AmSouth Bancorp
257,300     5,781,531
--------------------------------------------------------------------------------
 Associated
 Banc-Corp.
13,400       466,454
--------------------------------------------------------------------------------
 Astoria Financial
 Corp.
624,300    20,901,564
--------------------------------------------------------------------------------
 Bank of
 America Corp.
2,701,200   189,300,096
--------------------------------------------------------------------------------
 Bank of
 Hawaii Corp.
26,400       762,432
--------------------------------------------------------------------------------
 Bank of
 New York Co.,
 Inc. (The)
170,800     6,003,620

16 OPPENHEIMER MAIN STREET(R) GROWTH & INCOME FUND

MARKET VALUE

SHARES     SEE NOTE 1
--------------------------------------------------------------------------------
 BANKS Continued
 Bank One Corp.
2,192,300  $ 89,774,685
--------------------------------------------------------------------------------
 Banknorth
 Group, Inc.
177,700     4,634,416
--------------------------------------------------------------------------------
 Charter One
 Financial, Inc.
98,735     3,327,370
--------------------------------------------------------------------------------
 Comerica, Inc.
646,400    37,814,400
--------------------------------------------------------------------------------
 Commerce
 Bancorp, Inc.
91,500     4,338,015
--------------------------------------------------------------------------------
 Commercial
 Federal Corp.
50,000     1,275,000
--------------------------------------------------------------------------------
 Compass
 Bancshares, Inc.
19,300       648,287
--------------------------------------------------------------------------------
 Cullen/Frost
 Bankers, Inc.
13,500       504,900
--------------------------------------------------------------------------------
 Downey
 Financial Corp.
21,100       873,962
--------------------------------------------------------------------------------
 First Tennessee
 National Corp.
355,200    13,604,160
--------------------------------------------------------------------------------
 First Virginia
 Banks, Inc.
61,050     2,396,823
--------------------------------------------------------------------------------
 FleetBoston
 Financial Corp.
2,238,500    54,015,005
--------------------------------------------------------------------------------
 Golden State
 Bancorp, Inc.
1,169,200    40,337,400
--------------------------------------------------------------------------------
 Golden West
 Financial Corp.
761,400    51,767,586
--------------------------------------------------------------------------------
 Greenpoint
 Financial Corp.
570,400    29,090,400
--------------------------------------------------------------------------------
 Hibernia Corp.,
 Cl. A
220,600     4,614,952
--------------------------------------------------------------------------------
 Huntington
 Bancshares, Inc.
48,100       971,139
--------------------------------------------------------------------------------
 Independence
 Community Bank
 Corp.
132,000     4,101,240
--------------------------------------------------------------------------------
 Indymac Mortgage
 Holdings, Inc.(1)
159,500     3,636,600
--------------------------------------------------------------------------------
 KeyCorp
1,955,400    52,463,382
--------------------------------------------------------------------------------
 National City Corp.
1,488,400    46,393,428
--------------------------------------------------------------------------------
 New York
 Community
 Bancorp, Inc.
77,300     2,412,533
--------------------------------------------------------------------------------
 North Fork
 Bancorporation, Inc.
666,200    27,960,414
--------------------------------------------------------------------------------
 PNC Financial
 Services Group
794,800    36,632,332

MARKET VALUE

SHARES      SEE NOTE 1
--------------------------------------------------------------------------------
 BANKS Continued
 Regions
 Financial Corp.
70,700  $  2,525,404
--------------------------------------------------------------------------------
 Roslyn
 Bancorp, Inc.
25,500       567,885
--------------------------------------------------------------------------------
 Sovereign
 Bancorp, Inc.
357,400     5,475,368
--------------------------------------------------------------------------------
 SunTrust Banks, Inc.
620,000    41,856,200
--------------------------------------------------------------------------------
 TCF Financial Corp.
28,100     1,365,660
--------------------------------------------------------------------------------
 U.S. Bancorp
3,850,270    82,742,302
--------------------------------------------------------------------------------
 UCBH
 Holdings, Inc.
12,800       492,032
--------------------------------------------------------------------------------
 UnionBanCal Corp.
66,500     2,992,500
--------------------------------------------------------------------------------
 Wachovia Corp.
3,164,500   116,611,825
--------------------------------------------------------------------------------
 Webster
 Financial Corp.
43,200     1,647,648
--------------------------------------------------------------------------------
 Wells Fargo Co.
259,700    13,553,743

-------------

1,006,634,693

--------------------------------------------------------------------------------
 DIVERSIFIED FINANCIALS--6.4%
 Affiliated Managers
 Group, Inc.(1)
113,000     5,921,200
--------------------------------------------------------------------------------
 AMBAC Financial
 Group, Inc.
63,000     3,623,130
--------------------------------------------------------------------------------
 American
 Express Co.
1,199,400    43,250,364
--------------------------------------------------------------------------------
 Bear Stearns
 Cos., Inc. (The)
524,200    33,512,106
--------------------------------------------------------------------------------
 Citigroup, Inc.
6,114,105   200,236,939
--------------------------------------------------------------------------------
 Countrywide Credit
 Industries, Inc.
664,100    34,858,609
--------------------------------------------------------------------------------
 Doral Financial
 Corp.
74,300     3,149,577
--------------------------------------------------------------------------------
 Fannie Mae
1,199,100    90,867,798
--------------------------------------------------------------------------------
 Freddie Mac
882,200    56,549,020
--------------------------------------------------------------------------------
 Goldman Sachs
 Group, Inc. (The)
403,800    31,213,740
--------------------------------------------------------------------------------
 Household
 International, Inc.
1,134,100    40,952,351
--------------------------------------------------------------------------------
 J.P. Morgan
 Chase & Co.
2,784,900    73,521,360
--------------------------------------------------------------------------------
 Lehman Brothers
 Holdings, Inc.
330,100    18,819,001
--------------------------------------------------------------------------------
 Moody's Corp.
474,400    22,923,008
--------------------------------------------------------------------------------
 Morgan Stanley
1,143,300    48,841,776

17 OPPENHEIMER MAIN STREET(R) GROWTH & INCOME FUND

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

MARKET VALUE

SHARES     SEE NOTE 1
--------------------------------------------------------------------------------
 DIVERSIFIED FINANCIALS Continued
 Neuberger
 Berman, Inc.
5,200  $    164,372
--------------------------------------------------------------------------------
 New Century
 Financial Corp.
99,000     3,043,260
--------------------------------------------------------------------------------
 SEI Investments Co.
181,200     5,254,800
--------------------------------------------------------------------------------
 SLM Corp.
23,900     2,190,435
--------------------------------------------------------------------------------
 State Street Corp.
78,100     3,383,292
--------------------------------------------------------------------------------
 Stilwell Financial, Inc.
267,600     3,730,344

-------------

726,006,482

--------------------------------------------------------------------------------
 INSURANCE--7.7%
 ACE Ltd.
978,300    31,119,723
--------------------------------------------------------------------------------
 AFLAC, Inc.
971,700    29,743,737
--------------------------------------------------------------------------------
 Allstate Corp.
2,034,700    75,731,534
--------------------------------------------------------------------------------
 American
 International
 Group, Inc.
2,186,105   137,287,394
--------------------------------------------------------------------------------
 Chubb Corp.
951,400    58,882,146
--------------------------------------------------------------------------------
 Cincinnati
 Financial Corp.
42,800     1,700,444
--------------------------------------------------------------------------------
 Fidelity National
 Financial, Inc.
867,611    25,984,949
--------------------------------------------------------------------------------
 Gallagher
 (Arthur J.) & Co.
231,700     6,710,032
--------------------------------------------------------------------------------
 Hilb, Rogal &
 Hamilton Co.
62,300     2,738,085
--------------------------------------------------------------------------------
 Jefferson-Pilot Corp.
388,900    16,380,468
--------------------------------------------------------------------------------
 John Hancock
 Financial
 Services, Inc.
1,555,000    47,194,250
--------------------------------------------------------------------------------
 Lincoln National
 Corp.
900,400    33,359,820
--------------------------------------------------------------------------------
 Loews Corp.
1,118,300    58,721,933
--------------------------------------------------------------------------------
 Marsh &
 McLennan
 Cos., Inc.
484,600    23,575,790
--------------------------------------------------------------------------------
 MBIA, Inc.
399,100    18,342,636
--------------------------------------------------------------------------------
 MetLife, Inc.
2,660,200    71,612,584
--------------------------------------------------------------------------------
 MGIC Investment
 Corp.
265,600    15,991,776
--------------------------------------------------------------------------------
 Nationwide Financial
 Services, Inc., Cl. A
18,000       549,000
--------------------------------------------------------------------------------
 Ohio Casualty
 Corp.(1)
36,500       612,470

MARKET VALUE

SHARES     SEE NOTE 1
--------------------------------------------------------------------------------

 INSURANCE Continued
 Old Republic
 International Corp.
126,900  $  4,073,490
--------------------------------------------------------------------------------
 Phoenix Cos.,
 Inc. (The)
242,600     3,857,340
--------------------------------------------------------------------------------
 PMI Group,
 Inc. (The)
440,400    14,929,560
--------------------------------------------------------------------------------
 Progressive Corp.
959,700    51,583,875
--------------------------------------------------------------------------------
 Protective Life
 Corp.
55,100     1,810,035
--------------------------------------------------------------------------------
 Radian Group, Inc.
505,400    21,964,684
--------------------------------------------------------------------------------
 RenaissanceRe
 Holdings Ltd.
267,700     9,342,730
--------------------------------------------------------------------------------
 Safeco Corp.
78,400     2,595,824
--------------------------------------------------------------------------------
 St. Paul Cos., Inc.
1,117,000    33,979,140
--------------------------------------------------------------------------------
 Travelers Property
 Casualty Corp.,
 Cl. A(1)
1,530,618    24,061,315
--------------------------------------------------------------------------------
 Travelers Property
 Casualty Corp.,
 Cl. B(1)
526,620     8,578,640
--------------------------------------------------------------------------------
 XL Capital Ltd.,
 Cl. A
658,700    48,486,907

-------------

881,502,311

--------------------------------------------------------------------------------
 REAL ESTATE--0.3%
 Anworth Mortgage
 Asset Corp.
156,700     2,162,460
--------------------------------------------------------------------------------
 Apex Mortgage
 Capital, Inc.
43,000       599,420
--------------------------------------------------------------------------------
 Equity Office
 Properties Trust
859,900    23,974,012
--------------------------------------------------------------------------------
 Equity Residential
213,600     5,963,712
--------------------------------------------------------------------------------
 FBR Asset
 Investment Corp.
34,500     1,166,100
--------------------------------------------------------------------------------
 Impac Mortgage
 Holdings, Inc.
102,500     1,203,350
--------------------------------------------------------------------------------
 St. Joe Co. (The)
147,700     4,268,530

-------------

39,337,584

--------------------------------------------------------------------------------
 HEALTH CARE--9.5%
--------------------------------------------------------------------------------
 BIOTECHNOLOGY--0.1%
 Genentech, Inc.(1)
262,900     8,620,491
--------------------------------------------------------------------------------
 Techne Corp.(1)
51,000     1,447,992
--------------------------------------------------------------------------------
 Wyeth
105,200     4,502,560

-------------

14,571,043

18 OPPENHEIMER MAIN STREET(R) GROWTH & INCOME FUND

MARKET VALUE

SHARES     SEE NOTE 1
--------------------------------------------------------------------------------
 HEALTH CARE EQUIPMENT & SUPPLIES--0.8%
 Advanced Medical
 Optics, Inc.(1)
2,744  $     24,312
--------------------------------------------------------------------------------
 Bard (C.R.), Inc.
63,500     3,475,990
--------------------------------------------------------------------------------
 Bausch & Lomb, Inc.
57,500     1,810,675
--------------------------------------------------------------------------------
 Baxter International,
 Inc.
1,292,100    46,890,309
--------------------------------------------------------------------------------
 Becton, Dickinson
 & Co.
757,400    23,123,422
--------------------------------------------------------------------------------
 Bio-Rad
 Laboratories, Inc.,
 Cl. A(1)
54,000     2,265,300
--------------------------------------------------------------------------------
 Cooper Cos.,
 Inc. (The)
35,600     1,615,884
--------------------------------------------------------------------------------
 Diagnostic Products
 Corp.
77,300     3,099,730
--------------------------------------------------------------------------------
 Hillenbrand
 Industries, Inc.
41,700     2,461,134
--------------------------------------------------------------------------------
 Respironics, Inc.(1)
25,000       847,250

-------------

85,614,006

--------------------------------------------------------------------------------
 HEALTH CARE PROVIDERS & SERVICES--2.8%
 Aetna, Inc.
555,400    23,665,594
--------------------------------------------------------------------------------
 Apria Healthcare
 Group, Inc.(1)
244,000     5,631,520
--------------------------------------------------------------------------------
 Caremark Rx, Inc.(1)
787,000    12,749,400
--------------------------------------------------------------------------------
 Cigna Corp.
608,000    51,752,960
--------------------------------------------------------------------------------
 Covance, Inc.(1)
191,900     3,745,888
--------------------------------------------------------------------------------
 DaVita, Inc.(1)
232,100     5,138,694
--------------------------------------------------------------------------------
 HCA, Inc.
962,300    44,795,065
--------------------------------------------------------------------------------
 Health Net, Inc.(1)
401,000     9,335,280
--------------------------------------------------------------------------------
 LifePoint Hospitals,
 Inc.(1)
62,500     1,890,000
--------------------------------------------------------------------------------
 Manor Care, Inc.(1)
549,200    12,873,248
--------------------------------------------------------------------------------
 McKesson Corp.
467,600    15,683,304
--------------------------------------------------------------------------------
 Option Care, Inc.(1)
28,025       314,721
--------------------------------------------------------------------------------
 Oxford Health
 Plans, Inc.(1)
1,095,500    44,422,525
--------------------------------------------------------------------------------
 Patterson
 Dental Co.(1)
34,300     1,636,110
--------------------------------------------------------------------------------
 Pediatrix Medical
 Group, Inc.(1)
293,600     9,862,024
--------------------------------------------------------------------------------
 Pharmaceutical
 Product
 Development, Inc.(1)
44,000       980,320

MARKET VALUE

SHARES     SEE NOTE 1
--------------------------------------------------------------------------------
 HEALTH CARE PROVIDERS & SERVICES Continued
 PSS World
 Medical, Inc.(1)
54,200   $   386,988
--------------------------------------------------------------------------------
 Schein
 (Henry), Inc.(1)
95,700     4,782,129
--------------------------------------------------------------------------------
 Sierra Health
 Services, Inc.(1)
116,600     2,252,712
--------------------------------------------------------------------------------
 Tenet Healthcare
 Corp.(1)
1,104,300    52,089,831
--------------------------------------------------------------------------------
 Universal Health
 Services, Inc., Cl. B(1)
438,600    20,052,792

-------------

324,041,105

--------------------------------------------------------------------------------
 PHARMACEUTICALS--5.8%
 Abbott Laboratories
256,200    10,255,686
--------------------------------------------------------------------------------
 Bristol-Myers
 Squibb Co.
913,500    22,791,825
--------------------------------------------------------------------------------
 Eli Lilly & Co.
1,016,900    59,031,045
--------------------------------------------------------------------------------
 Johnson
 & Johnson
2,353,768   127,833,140
--------------------------------------------------------------------------------
 Merck & Co., Inc.
3,339,400   168,706,488
--------------------------------------------------------------------------------
 Mylan
 Laboratories, Inc.
209,500     6,840,175
--------------------------------------------------------------------------------
 Pfizer, Inc.
6,019,025   199,109,347
--------------------------------------------------------------------------------
 Pharmacia Corp.
262,500    11,471,250
--------------------------------------------------------------------------------
 Schering-Plough
 Corp.
1,935,000    44,659,800
--------------------------------------------------------------------------------
 Taro Pharmaceutical
 Industries Ltd.(1)
292,500     8,775,000

-------------

659,473,756

--------------------------------------------------------------------------------
 INDUSTRIALS--10.2%
--------------------------------------------------------------------------------
 AEROSPACE & DEFENSE--1.5%
 Engineered Support
 Systems, Inc.
60,500     3,297,310
--------------------------------------------------------------------------------
 FLIR Systems, Inc.(1)
42,700     1,620,465
--------------------------------------------------------------------------------
 Goodrich Corp.
744,500    15,537,715
--------------------------------------------------------------------------------
 Honeywell
 International, Inc.
1,694,300    50,744,285
--------------------------------------------------------------------------------
 Lockheed
 Martin Corp.
943,100    59,717,092
--------------------------------------------------------------------------------
 Precision Castparts
 Corp.
196,400     4,473,992
--------------------------------------------------------------------------------
 Raytheon Co.
910,300    31,860,500
--------------------------------------------------------------------------------
 Rockwell
 Collins, Inc.
383,700     8,153,625

-------------

175,404,984

19 OPPENHEIMER MAIN STREET(R) GROWTH & INCOME FUND

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

MARKET VALUE

SHARES     SEE NOTE 1
--------------------------------------------------------------------------------
 AIR FREIGHT & COURIERS--1.3%
 FedEx Corp.
1,478,400  $ 70,002,240
--------------------------------------------------------------------------------
 United Parcel
 Service, Inc., Cl. B
1,231,700    78,717,947

-------------

148,720,187

--------------------------------------------------------------------------------
 AIRLINES--0.1%
 Southwest
 Airlines Co.
1,117,650    15,881,807
--------------------------------------------------------------------------------
 BUILDING PRODUCTS--0.4%
 Elcor Corp.
99,600     1,668,300
--------------------------------------------------------------------------------
 Lennox
 International, Inc.
70,800     1,072,620
--------------------------------------------------------------------------------
 Masco Corp.
1,583,300    38,252,528

-------------

40,993,448

--------------------------------------------------------------------------------
 COMMERCIAL SERVICES & SUPPLIES--1.7%
 Arbitron, Inc.(1)
57,200     1,887,600
--------------------------------------------------------------------------------
 Automatic Data
 Processing, Inc.
892,400    33,705,948
--------------------------------------------------------------------------------
 Deluxe Corp.
37,800     1,718,388
--------------------------------------------------------------------------------
 FactSet Research
 Systems, Inc.
47,500     1,178,000
--------------------------------------------------------------------------------
 First Data Corp.
1,619,600    56,281,100
--------------------------------------------------------------------------------
 FTI Consulting,
 Inc.(1)
25,000       910,500
--------------------------------------------------------------------------------
 Global
 Payments, Inc.
1,100        30,646
--------------------------------------------------------------------------------
 H&R Block, Inc.
888,700    43,457,430
--------------------------------------------------------------------------------
 Harland
 (John H.) Co.
175,400     4,595,480
--------------------------------------------------------------------------------
 Headwaters, Inc.(1)
37,700       505,180
--------------------------------------------------------------------------------
 Imagistics
 International, Inc.(1)
24,592       464,789
--------------------------------------------------------------------------------
 IMS Health, Inc.
1,061,900    18,477,060
--------------------------------------------------------------------------------
 ITT Educational
 Services, Inc.(1)
156,800     2,830,240
--------------------------------------------------------------------------------
 Per-Se
 Technologies, Inc.(1)
116,800     1,000,976
--------------------------------------------------------------------------------
 Pittston
 Brink's Group
57,900     1,395,390
--------------------------------------------------------------------------------
 Right Management
 Consultants, Inc.(1)
22,500       491,625
--------------------------------------------------------------------------------
 Sabre Holdings
 Corp.(1)
119,900     3,226,509
--------------------------------------------------------------------------------
 Viad Corp.
134,600     2,978,698

MARKET VALUE

SHARES     SEE NOTE 1
--------------------------------------------------------------------------------

 COMMERCIAL SERVICES & SUPPLIES Continued
 Waste
 Management, Inc.
583,900  $ 14,848,577

-------------

189,984,136

--------------------------------------------------------------------------------
 CONSTRUCTION & ENGINEERING--0.0%
 EMCOR
 Group, Inc.(1)
63,000     3,434,130
--------------------------------------------------------------------------------
 Fluor Corp.
30,300       838,098

-------------

4,272,228

--------------------------------------------------------------------------------
 ELECTRICAL EQUIPMENT--0.4%
 Emerson
 Electric Co.
681,100    33,224,058
--------------------------------------------------------------------------------
 Molex, Inc., Cl. A
299,600     7,630,812
--------------------------------------------------------------------------------
 Rockwell
 Automation, Inc.
479,900     8,839,758

-------------

49,694,628

--------------------------------------------------------------------------------
 INDUSTRIAL CONGLOMERATES--3.3%
 3M Co.
629,900    78,706,005
--------------------------------------------------------------------------------
 Carlisle Cos., Inc.
53,600     2,401,280
--------------------------------------------------------------------------------
 General Electric Co.
9,566,400   288,426,960
--------------------------------------------------------------------------------
 Textron, Inc.
96,500     3,749,025

-------------

373,283,270

--------------------------------------------------------------------------------
 MACHINERY--0.6%
 Cummins, Inc.
70,700     2,106,153
--------------------------------------------------------------------------------
 Deere & Co.
380,100    17,454,192
--------------------------------------------------------------------------------
 Dover Corp.
158,900     4,565,197
--------------------------------------------------------------------------------
 Eaton Corp.
140,200     9,917,748
--------------------------------------------------------------------------------
 EnPro
 Industries, Inc.(1)
105,180       414,409
--------------------------------------------------------------------------------
 Idex Corp.
14,500       451,675
--------------------------------------------------------------------------------
 Ingersoll-Rand
 Co., Cl. A
680,200    25,541,510
--------------------------------------------------------------------------------
 Oshkosh
 Truck Corp.
8,700       490,245
--------------------------------------------------------------------------------
 Paccar, Inc.
24,000       847,440
--------------------------------------------------------------------------------
 Pentair, Inc.
90,900     3,948,696
--------------------------------------------------------------------------------
 Timken Co.
57,100     1,042,646

-------------

66,779,911

--------------------------------------------------------------------------------
 MARINE--0.0%
 Teekay
 Shipping Corp.
31,500       992,250

20 OPPENHEIMER MAIN STREET(R) GROWTH & INCOME FUND

MARKET VALUE

SHARES     SEE NOTE 1
--------------------------------------------------------------------------------
 ROAD & RAIL--0.9%
 Burlington Northern
 Santa Fe Corp.
1,297,700  $ 37,321,852
--------------------------------------------------------------------------------
 CNF
 Transportation, Inc.
28,000       859,600
--------------------------------------------------------------------------------
 CSX Corp.
149,200     5,196,636
--------------------------------------------------------------------------------
 Hunt (J.B.)
 Transport
 Services, Inc.(1)
86,200     2,043,802
--------------------------------------------------------------------------------
 Norfolk Southern
 Corp.
428,400     8,966,412
--------------------------------------------------------------------------------
 Ryder Systems, Inc.
209,900     5,486,786
--------------------------------------------------------------------------------
 Union Pacific Corp.
630,800    38,194,940

-------------

98,070,028

--------------------------------------------------------------------------------
 INFORMATION TECHNOLOGY--7.3%
--------------------------------------------------------------------------------
 COMMUNICATIONS EQUIPMENT--0.4%
 Cisco Systems, Inc.(1)
3,406,100    47,072,302
--------------------------------------------------------------------------------
 Inter-Tel, Inc.
2,800        66,584
--------------------------------------------------------------------------------
 McData Corp.,
 Cl. A(1)
80,548       770,844
--------------------------------------------------------------------------------
 Tellium, Inc.(1)
328,300       180,565

-------------

48,090,295

--------------------------------------------------------------------------------
 COMPUTERS & PERIPHERALS--1.9%
 Dell Computer
 Corp.(1)
2,590,500    68,959,110
--------------------------------------------------------------------------------
 Handspring, Inc.(1)
472,900       548,564
--------------------------------------------------------------------------------
 Hewlett-Packard Co.
576,411     7,741,200
--------------------------------------------------------------------------------
 International
 Business
 Machines Corp.
1,839,500   138,661,510
--------------------------------------------------------------------------------
 Seagate Technology
 International, Inc.
 Escrow Shares(1),(3)
903,300            --
--------------------------------------------------------------------------------
 Storage
 Technology Corp.(1)
137,100     1,871,415
--------------------------------------------------------------------------------
 Western Digital
 Corp.(1)
828,300     3,362,898

-------------

221,144,697

--------------------------------------------------------------------------------
 ELECTRONIC EQUIPMENT & INSTRUMENTS--0.2%
 AVX Corp.
207,700     2,550,556
--------------------------------------------------------------------------------
 Benchmark
 Electronics, Inc.(1)
315,400     8,011,160
--------------------------------------------------------------------------------
 Ingram Micro,
 Inc., Cl. A(1)
45,800       625,170

MARKET VALUE

SHARES     SEE NOTE 1
--------------------------------------------------------------------------------

 ELECTRONIC EQUIPMENT & INSTRUMENTS Continued
 OSI Systems, Inc.(1)
7,000  $    123,130
--------------------------------------------------------------------------------
 Tech Data Corp.(1)
323,300    10,691,531

-------------

22,001,547

--------------------------------------------------------------------------------
 INTERNET SOFTWARE & SERVICES--0.0%
 Websense, Inc.(1)
124,400     2,119,776
--------------------------------------------------------------------------------
 IT CONSULTING & SERVICES--0.0%
 Cognizant
 Technology
 Solutions Corp.(1)
47,200     2,709,752
--------------------------------------------------------------------------------
 StorageNetworks,
 Inc.(1)
125,800       196,248

-------------

2,906,000

--------------------------------------------------------------------------------
 OFFICE ELECTRONICS--0.1%
 Ikon Office
 Solutions, Inc.
221,300     2,047,025
--------------------------------------------------------------------------------
 Xerox Corp.(1)
1,021,000     7,157,210

-------------

9,204,235

--------------------------------------------------------------------------------
 SEMICONDUCTOR EQUIPMENT & PRODUCTS--1.4%
 Cabot
 Microelectronics
 Corp.(1)
414,600    17,599,770
--------------------------------------------------------------------------------
 ESS
 Technology, Inc.(1)
530,500     6,339,475
--------------------------------------------------------------------------------
 Intel Corp.
7,457,200   124,311,524
--------------------------------------------------------------------------------
 Rambus, Inc.(1)
608,400     3,315,780
--------------------------------------------------------------------------------
 Semtech Corp.(1)
76,700     1,013,207
--------------------------------------------------------------------------------
 Silicon
 Laboratories, Inc.(1)
108,500     2,451,015

-------------

155,030,771

--------------------------------------------------------------------------------
 SOFTWARE--3.3%
 Activision, Inc.(1)
100,200     2,792,574
--------------------------------------------------------------------------------
 Electronic Arts, Inc.(1)
415,500    26,284,530
--------------------------------------------------------------------------------
 Imation Corp.(1)
18,600       618,450
--------------------------------------------------------------------------------
 Kronos, Inc.(1)
28,650       743,754
--------------------------------------------------------------------------------
 Microsoft Corp.(1)
5,962,400   292,634,592
--------------------------------------------------------------------------------
 Novell, Inc.(1)
2,800         7,280
--------------------------------------------------------------------------------
 Oracle Corp.(1)
4,311,700    41,349,203
--------------------------------------------------------------------------------
 Sybase, Inc.(1)
688,100     9,640,281
--------------------------------------------------------------------------------
 Take-Two Interactive
 Software, Inc.(1),(3)
44,000     1,104,400

-------------

375,175,064

21 OPPENHEIMER MAIN STREET(R) GROWTH & INCOME FUND

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

MARKET VALUE

SHARES     SEE NOTE 1
--------------------------------------------------------------------------------
 MATERIALS--4.2%
--------------------------------------------------------------------------------
 CHEMICALS--1.4%
 Air Products
 & Chemicals, Inc.
459,600  $ 21,559,836
--------------------------------------------------------------------------------
 Albemarle Corp.
15,400       474,782
--------------------------------------------------------------------------------
 Cytec
 Industries, Inc.(1)
39,800     1,058,680
--------------------------------------------------------------------------------
 Du Pont (E.I.)
 de Nemours & Co.
1,661,082    66,958,215
--------------------------------------------------------------------------------
 Eastman
 Chemical Co.
56,800     2,548,616
--------------------------------------------------------------------------------
 Ferro Corp.
57,200     1,495,780
--------------------------------------------------------------------------------
 Georgia Gulf Corp.
10,400       265,200
--------------------------------------------------------------------------------
 Great Lakes
 Chemical Corp.
20,000       575,200
--------------------------------------------------------------------------------
 Hercules, Inc.(1)
21,300       223,650
--------------------------------------------------------------------------------
 IMC Global, Inc.
299,100     3,960,084
--------------------------------------------------------------------------------
 International Flavors &
 Fragrances, Inc.
433,200    13,970,700
--------------------------------------------------------------------------------
 Monsanto Co.
40,400       742,148
--------------------------------------------------------------------------------
 PPG Industries, Inc.
483,900    27,229,053
--------------------------------------------------------------------------------
 Praxair, Inc.
80,800     4,527,224
--------------------------------------------------------------------------------
 Rohm & Haas Co.
476,900    17,354,391
--------------------------------------------------------------------------------
 RPM, Inc.
39,600       605,088

-------------

163,548,647

--------------------------------------------------------------------------------
 CONSTRUCTION MATERIALS--0.0%
 Centex Construction
 Products, Inc.
8,300       305,440
--------------------------------------------------------------------------------
 CONTAINERS & PACKAGING--0.4%
 Ball Corp.
322,500    16,063,725
--------------------------------------------------------------------------------
 Bemis Co., Inc.
83,300     4,413,234
--------------------------------------------------------------------------------
 Owens-Illinois, Inc.(1)
316,800     3,706,560
--------------------------------------------------------------------------------
 Pactiv Corp.(1)
450,500     8,181,080
--------------------------------------------------------------------------------
 Sealed Air Corp.(1)
114,000     1,765,860
--------------------------------------------------------------------------------
 Temple-Inland, Inc.
210,100    10,746,615

-------------

44,877,074

--------------------------------------------------------------------------------
 METALS & MINING--1.3%
 Alcan, Inc.
1,353,500    38,114,560
--------------------------------------------------------------------------------
 Alcoa, Inc.
895,100    22,458,059
--------------------------------------------------------------------------------
 Barrick Gold Corp.
1,972,500    31,698,075

MARKET VALUE

SHARES     SEE NOTE 1
--------------------------------------------------------------------------------
 METALS & MINING Continued
 Freeport-McMoRan
 Copper & Gold,
 Inc., Cl. B(1)
720,000  $ 11,800,800
--------------------------------------------------------------------------------
 Inco Ltd.(1)
74,100     1,333,059
--------------------------------------------------------------------------------
 Newmont Mining
 Corp. (Holding Co.)
1,230,000    35,042,700
--------------------------------------------------------------------------------
 Nucor Corp.
30,600     1,531,224
--------------------------------------------------------------------------------
 Peabody Energy
 Corp.
75,000     1,920,750
--------------------------------------------------------------------------------
 Quanex Corp.
17,800       720,900

-------------

144,620,127

--------------------------------------------------------------------------------
 PAPER & FOREST PRODUCTS--1.1%
 Bowater, Inc.
42,900     1,753,752
--------------------------------------------------------------------------------
 Georgia-Pacific
 Corp.
816,700    17,191,535
--------------------------------------------------------------------------------
 International
 Paper Co.
1,388,900    52,292,085
--------------------------------------------------------------------------------
 Rayonier, Inc.
123,700     6,024,190
--------------------------------------------------------------------------------
 Weyerhaeuser Co.
830,600    45,276,006

-------------

122,537,568

--------------------------------------------------------------------------------
 TELECOMMUNICATION SERVICES--4.2%
--------------------------------------------------------------------------------
 DIVERSIFIED TELECOMMUNICATION SERVICES--3.3%
 BellSouth
 Corp.
2,652,600    61,858,632
--------------------------------------------------------------------------------
 CenturyTel, Inc.
60,700     1,641,935
--------------------------------------------------------------------------------
 SBC Communications,
 Inc.
5,722,900   141,584,546
--------------------------------------------------------------------------------
 Sprint Corp.
 (Fon Group)
1,500,500    17,405,800
--------------------------------------------------------------------------------
 Verizon
 Communications,
 Inc.
4,888,010   151,528,310

-------------

374,019,223

--------------------------------------------------------------------------------
 WIRELESS TELECOMMUNICATION SERVICES--0.9%
 AT&T Corp.
8,119,400    99,219,068
--------------------------------------------------------------------------------
 Metro One
 Telecommunication,
 Inc.(1)
34,700       422,993
--------------------------------------------------------------------------------
 Telephone & Data
 Systems, Inc.
84,700     5,060,825

-------------

104,702,886

22 OPPENHEIMER MAIN STREET(R) GROWTH & INCOME FUND

MARKET VALUE

SHARES     SEE NOTE 1
--------------------------------------------------------------------------------
 UTILITIES--4.2%
--------------------------------------------------------------------------------
 ELECTRIC UTILITIES--3.9%
 Allete, Inc.
20,600    $    512,940
--------------------------------------------------------------------------------
 Alliant Energy Corp.
26,900         560,865
--------------------------------------------------------------------------------
 Consolidated
 Edison Co. of
 New York, Inc.
553,200      22,509,708
--------------------------------------------------------------------------------
 Constellation
 Energy Group, Inc.
229,100       6,417,091
--------------------------------------------------------------------------------
 DTE Energy Co.
549,100      23,561,881
--------------------------------------------------------------------------------
 Duke Energy Corp.
761,800      20,439,094
--------------------------------------------------------------------------------
 Edison
 International(1)
343,700       4,117,526
--------------------------------------------------------------------------------
 Entergy Corp.
1,268,000      53,496,920
--------------------------------------------------------------------------------
 Exelon Corp.
1,644,275      76,984,955
--------------------------------------------------------------------------------
 FirstEnergy Corp.
1,555,000      51,315,000
--------------------------------------------------------------------------------
 FPL Group, Inc.
941,600      53,746,528
--------------------------------------------------------------------------------
 Hawaiian Electric
 Industries, Inc.
57,200       2,577,432
--------------------------------------------------------------------------------
 Paramount
 Resources Ltd.(1)
1,838,400      18,855,385
--------------------------------------------------------------------------------
 PPL Corp.
180,300       6,553,905
--------------------------------------------------------------------------------
 Progress Energy, Inc.
198,200       9,220,264
--------------------------------------------------------------------------------
 Progress Energy, Inc.,
 Contingent Value
 Obligation(1),(3)
700,000         154,000
--------------------------------------------------------------------------------
 Public Service
 Enterprise
 Group, Inc.
90,700       3,192,640
--------------------------------------------------------------------------------
 Puget Energy, Inc.
59,000       1,280,300
--------------------------------------------------------------------------------
 Reliant Energy, Inc.
104,200       1,234,770
--------------------------------------------------------------------------------
 Southern Co.
1,094,100      31,685,136
--------------------------------------------------------------------------------
 Teco Energy, Inc.
95,600       1,888,100
--------------------------------------------------------------------------------
 TXU Corp.
1,106,700      53,520,012
--------------------------------------------------------------------------------
 Wisconsin
 Energy Corp.
113,000       2,871,330
--------------------------------------------------------------------------------
 Xcel Energy, Inc.
217,550       2,101,533

---------------

448,797,315

MARKET VALUE

SHARES     SEE NOTE 1
--------------------------------------------------------------------------------
 GAS UTILITIES--0.2%
 KeySpan Corp.
116,200    $  4,071,648
--------------------------------------------------------------------------------
 Kinder Morgan
 Management LLC
388,000      12,419,880
--------------------------------------------------------------------------------
 Nicor, Inc.
89,000       2,527,600
--------------------------------------------------------------------------------
 NiSource, Inc.
248,400       4,940,676
--------------------------------------------------------------------------------
 Peoples Energy
 Corp.
63,400       2,118,828

---------------

26,078,632

--------------------------------------------------------------------------------
 MULTI-UTILITIES--0.1%
 Energy East Corp.
146,600       3,066,872
--------------------------------------------------------------------------------
 Questar Corp.
19,300         481,342

---------------

3,548,214

---------------
 Total Common Stocks
 (Cost
$11,056,229,673)
11,195,596,984

--------------------------------------------------------------------------------
 PREFERRED STOCKS--0.0%
--------------------------------------------------------------------------------
 Wachovia Corp.,
 Dividend Equalization
 Preferred Shares
 (Cost $0)
100,000          21,000

UNITS
--------------------------------------------------------------------------------
 RIGHTS, WARRANTS AND CERTIFICATES--0.0%

 Dime Bancorp, Inc. Wts.,
 Exp. 1/2/101
 (Cost $0)
500,000          40,000

PRINCIPAL
                                                      AMOUNT
--------------------------------------------------------------------------------
 SHORT-TERM NOTES--1.3%
--------------------------------------------------------------------------------
 Motiva Enterprises
 LLC, 1.75%,
 9/12/02
$25,000,000      24,986,632
--------------------------------------------------------------------------------
 Neptune
 Funding Corp.:
 2%, 9/3/02
50,000,000      49,995,084
 2%, 9/24/02
28,224,000      28,192,624
--------------------------------------------------------------------------------
 Park Avenue
 Receivables Corp.,
 1.73%, 9/10/02
40,000,000      39,982,700

---------------
 Total Short-Term
 Notes
 (Cost
$143,157,040)
143,157,040

23 OPPENHEIMER MAIN STREET(R) GROWTH & INCOME FUND

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

PRINCIPAL   MARKET VALUE

AMOUNT      SEE NOTE 1
--------------------------------------------------------------------------------
 JOINT REPURCHASE AGREEMENTS--0.5%

 Undivided interest of 6.41% in joint repurchase
 agreement with PaineWebber, Inc., 1.85%, dated
 8/30/02, to be repurchased at $969,046,152 on
 9/3/02, collateralized by Federal National
 Mortgage Assn., 5.50%-6%, 1/1/32-5/1/32,
 with a value of $989,261,165
 (Cost $62,147,000)
$62,147,000   $    62,147,000

MARKET VALUE

SEE NOTE 1
--------------------------------------------------------------------------------
 TOTAL INVESTMENTS,
 AT VALUE
 (COST $11,261,533,713)
99.8%  $11,400,962,024
--------------------------------------------------------------------------------
 OTHER ASSETS NET
 OF LIABILITIES
0.2        21,099,709

------------------------
 NET ASSETS
100.0%  $11,422,061,733

========================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.
2. Affiliated company. Represents ownership of at least 5%
of the voting
securities of the issuer, and is or was an affiliate, as
defined in the
Investment Company Act of 1940, at or during the period
ended August 31, 2002.
The aggregate fair value of securities of affiliated
companies held by the Fund
as of August 31, 2002 amounts to $36,508,769. Transactions
during the period in
which the issuer was an affiliate are as follows:

UNREALIZED
                                  SHARES       GROSS
GROSS           SHARES      APPRECIATION   DIVIDEND
REALIZED
                         AUGUST 31, 2001   ADDITIONS
REDUCTIONS  AUGUST 31, 2002    (DEPRECIATION)
INCOME      GAIN (LOSS)
---------------------------------------------------------------------------------------------------------------------------------
STOCKS AND/OR WARRANTS

Canadian 88 Energy Corp.      10,332,300          --
3,792,800        6,539,500      $(10,129,075)  $
--      $(8,704,667)
Frontier Oil Corp.             2,443,600          --
587,600        1,856,000        16,442,196
457,840        8,596,709

--------------------------

$457,840      $  (107,958)

==========================

3. Identifies issues considered to be illiquid--See Note 6
of Notes to Financial
Statements.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

24 OPPENHEIMER MAIN STREET(R) GROWTH & INCOME FUND

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES  August 31, 2002
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
 ASSETS

 Investments, at value--see accompanying statement:
 Unaffiliated companies (cost
$11,231,338,065)                         $  11,364,453,255
 Affiliated companies (cost
$30,195,648)                                      36,508,769

-------------------

11,400,962,024
------------------------------------------------------------------------------------------

Cash
7,105,966
------------------------------------------------------------------------------------------
 Unrealized appreciation on foreign currency
contracts                             1,327
------------------------------------------------------------------------------------------
 Receivables and other assets:
 Investments
sold
50,859,840
 Interest and
dividends
21,768,690
 Shares of capital stock
sold
8,421,443

Other
541,390

-------------------
 Total
assets
11,489,660,680

------------------------------------------------------------------------------------------
 LIABILITIES

 Unrealized depreciation on foreign currency
contracts                             3,611
------------------------------------------------------------------------------------------
 Payables and other liabilities:
 Investments
purchased
34,633,846
 Shares of capital stock interest
redeemed                                    22,079,196
 Distribution and service plan
fees                                            4,730,892
 Transfer and shareholder servicing agent
fees                                 3,725,993
 Shareholder
reports
2,312,876
 Directors'
compensation
10,160

Other
102,373

----------------
 Total
liabilities
67,598,947
------------------------------------------------------------------------------------------
 NET
ASSETS
$11,422,061,733

================
------------------------------------------------------------------------------------------
 COMPOSITION OF NET ASSETS

 Par value of shares of capital
stock                                    $     4,148,017
-----------------------------------------------------------------------------------------
 Additional paid-in
capital
13,033,548,930
-----------------------------------------------------------------------------------------
 Undistributed net investment
income                                          20,383,192
-----------------------------------------------------------------------------------------
 Accumulated net realized loss on investments and foreign
currency

transactions
(1,775,439,571)
-----------------------------------------------------------------------------------------
 Net unrealized appreciation on investments and translation
of
 assets and liabilities denominated in foreign
currencies                    139,421,165

----------------
 NET
ASSETS
$11,422,061,733

================

25 OPPENHEIMER MAIN STREET(R) GROWTH & INCOME FUND

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 NET ASSET VALUE PER SHARE

 Class A Shares:
 Net asset value and redemption price per share (based on
net assets of
 $6,443,982,806 and 231,003,571 shares of capital stock
outstanding)              $27.90
 Maximum offering price per share (net asset value plus
sales charge of
 5.75% of offering
price)
$29.60
------------------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes applicable
contingent deferred
 sales charge) and offering price per share (based on net
assets of
 $3,510,800,424 and 129,854,834 shares of capital stock
outstanding)              $27.04
------------------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes applicable
contingent deferred
 sales charge) and offering price per share (based on net
assets of
 $1,198,516,775 and 44,335,335 shares of capital stock
outstanding)               $27.03
------------------------------------------------------------------------------------------
 Class N Shares:
 Net asset value, redemption price (excludes applicable
contingent deferred
 sales charge) and offering price per share (based on net
assets of $43,464,185
 and 1,568,074 shares of capital stock
outstanding)                               $27.72
------------------------------------------------------------------------------------------
 Class Y Shares:
 Net asset value, redemption price and offering price per
share
 (based on net assets of $225,297,543 and 8,039,921 shares
of capital
 stock
outstanding)
$28.02

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

26 OPPENHEIMER MAIN STREET(R) GROWTH & INCOME FUND

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS  For the Year Ended August 31, 2002
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
 INVESTMENT INCOME

 Dividends:
 Unaffiliated companies (net of foreign withholding taxes
of $993,700)           $   193,542,523
 Affiliated
companies
457,840
-------------------------------------------------------------------------------------------------

Interest
10,512,650

----------------
 Total investment
income
204,513,013

-------------------------------------------------------------------------------------------------
 EXPENSES

 Management
fees
61,560,774
-------------------------------------------------------------------------------------------------
 Distribution and service plan fees:
 Class
A
17,613,557
 Class
B
46,128,366
 Class
C
14,335,613
 Class
N
140,215
-------------------------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Class
A
18,253,979
 Class
B
11,744,240
 Class
C
3,578,856
 Class
N
66,822
 Class
Y
965,710
-------------------------------------------------------------------------------------------------
 Shareholder
reports
5,514,864
-------------------------------------------------------------------------------------------------
 Directors'
compensation
186,852
-------------------------------------------------------------------------------------------------
 Custodian fees and
expenses
184,745
-------------------------------------------------------------------------------------------------

Other
503,875

----------------
 Total
expenses
180,778,468
 Less reduction to custodian
expenses
(37,103)
 Less voluntary waiver of transfer and shareholder
 servicing agent fees-- Class
Y
(324,219)

----------------
 Net
expenses
180,417,146

-------------------------------------------------------------------------------------------------
 NET INVESTMENT
INCOME
24,095,867

-------------------------------------------------------------------------------------------------
 REALIZED AND UNREALIZED GAIN (LOSS)

 Net realized loss on:
 Investments:
  Unaffiliated
companies
(1,010,030,809)
  Affiliated
companies
(107,958)
 Closing of futures
contracts
(46,007,125)
 Foreign currency
transactions
(7,651,424)

----------------
 Net realized
loss
(1,063,797,316)
-------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation (depreciation) on:

Investments
(819,606,744)
 Translation of assets and liabilities denominated in
foreign currencies               5,813,152

----------------
 Net
change
(813,793,592)

----------------
 Net realized and unrealized
loss
(1,877,590,908)

-------------------------------------------------------------------------------------------------
 NET DECREASE IN NET ASSETS RESULTING FROM
OPERATIONS                            $(1,853,495,041)

================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

27 OPPENHEIMER MAIN STREET(R) GROWTH & INCOME FUND

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

 YEAR ENDED AUGUST
31,
2002                2001
-----------------------------------------------------------------------------------------------------------------------

 OPERATIONS

 Net investment
income
$     24,095,867     $      13,938,822
-----------------------------------------------------------------------------------------------------------------------
 Net realized
loss
(1,063,797,316)         (461,201,726)
-----------------------------------------------------------------------------------------------------------------------
 Net change in unrealized
depreciation
(813,793,592)       (4,584,816,262)

----------------------------------------
 Net decrease in net assets resulting from
operations                            (1,853,495,041)
(5,032,079,166)

-----------------------------------------------------------------------------------------------------------------------
 DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS

 Dividends from net investment income:
 Class
A
(15,028,867)          (23,886,190)
 Class
B
--                    --
 Class
C
--                    --
 Class
N
(58,345)                   --
 Class
Y
(828,141)           (1,308,193)
-----------------------------------------------------------------------------------------------------------------------
 Distributions from net realized gain:
 Class
A
(12,132,399)         (433,269,032)
 Class
B
(8,545,003)         (389,463,020)
 Class
C
(2,567,066)         (104,804,648)
 Class
N
(25,114)                   --
 Class
Y
(369,634)          (12,950,013)
-----------------------------------------------------------------------------------------------------------------------
 CAPITAL STOCK TRANSACTIONS

 Net increase (decrease) in net assets resulting from
capital stock transactions:
 Class
A
148,547,544           859,658,658
 Class
B
(1,269,705,682)         (517,443,348)
 Class
C
(160,436,307)           13,431,727
 Class
N
41,677,838             7,898,778
 Class
Y
34,202,372            49,200,183

-----------------------------------------------------------------------------------------------------------------------
 NET ASSETS

 Total
decrease
(3,098,763,845)       (5,585,014,264)
-----------------------------------------------------------------------------------------------------------------------
 Beginning of
period
14,520,825,578        20,105,839,842

----------------------------------------
 End of period [including undistributed net investment
 income of $20,383,192 and $13,472,873,
respectively]                          $ 11,422,061,733
$   14,520,825,578

========================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

28 OPPENHEIMER MAIN STREET(R) GROWTH & INCOME FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A      YEAR ENDED AUGUST 31,
2002         2001         2000          1999          1998
------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA

Net asset value, beginning of period               $
32.15      $ 45.41      $ 42.89       $ 32.32       $ 33.87
------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income
..16          .14          .21           .19           .29
Net realized and unrealized gain (loss)
(4.29)      (11.18)        6.79         12.03           .99

--------------------------------------------------------------
Total from investment operations
(4.13)      (11.04)        7.00         12.22          1.28

--------------------------------------------------------------
Dividends and/or distributions to shareholders:

Dividends from net investment income
(.07)        (.12)          --          (.15)         (.33)
Distributions from net realized gain
(.05)       (2.10)       (4.48)        (1.50)        (2.50)

--------------------------------------------------------------

Total dividends and/or distributions
to shareholders
(.12)       (2.22)       (4.48)        (1.65)        (2.83)
------------------------------------------------------------------------------------------------------------------
Net asset value, end of period
$27.90       $32.15       $45.41        $42.89        $32.32

==============================================================
------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(1)
(12.90)%     (24.85)%      17.74%        38.62%
3.68%

------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)
$6,443,983   $7,320,747   $9,264,943    $7,723,607
$4,932,817
------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)
$7,203,226   $7,954,409   $8,428,173    $6,721,568
$5,184,111
------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(2)
Net investment income
0.52%        0.47%        0.54%         0.50%         0.83%
Expenses
0.99%        0.86%        0.90%         0.91%
0.90%(3)
------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate
78%          76%          73%           72%           81%

1. Assumes an investment on the business day before the
first day of the fiscal period, with all
dividends and distributions reinvested in additional shares
on the reinvestment date, and redemption
at the net asset value calculated on the last business day
of the fiscal period. Sales charges are
not reflected in the total returns. Total returns are not
annualized for periods of less than one
full year.
2. Annualized for periods of less than one full year.
3. Expense ratio has been calculated without adjustment for
the reduction to custodian expenses.

SEE ACCOUMPANYING NOTES TO FINANCIAL STATMENTS.

29 OPPENHEIMER MAIN STREET(R) GROWTH & INCOME FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS Continuted
--------------------------------------------------------------------------------

CLASS B     YEAR ENDED AUGUST 31,
2002         2001         2000          1999          1998
------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA

Net asset value, beginning of period
$31.34       $44.50       $42.42        $32.07        $33.66
------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)
(.20)        (.13)        (.08)         (.08)          .04
Net realized and unrealized gain (loss)
(4.05)      (10.93)        6.64         11.93           .96

--------------------------------------------------------------
Total from investment operations
(4.25)      (11.06)        6.56         11.85          1.00
------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income
--           --           --            --          (.09)
Distributions from net realized gain
(.05)       (2.10)       (4.48)        (1.50)        (2.50)

--------------------------------------------------------------
Total dividends and/or distributions to
shareholders
(.05)       (2.10)       (4.48)        (1.50)
(2.59)
------------------------------------------------------------------------------------------------------------------
Net asset value, end of period
$27.04       $31.34       $44.50        $42.42        $32.07

==============================================================

------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(1)
(13.58)%     (25.39)%      16.84%        37.62%
2.86%

------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in thousands)
$3,510,800   $5,404,510   $8,367,040    $7,072,718
$4,168,498
------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)
$4,607,653   $6,630,335   $7,628,232    $5,930,303
$4,122,775
------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(2)
Net investment income (loss)
(0.25)%      (0.29)%      (0.22)%       (0.26)%        0.06%
Expenses
1.75%        1.61%        1.66%         1.66%
1.66%(3)
------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate
78%          76%          73%           72%           81%

1. Assumes an investment on the business day before the
first day of the fiscal period, with all
dividends and distributions reinvested in additional shares
on the reinvestment date, and redemption
at the net asset value calculated on the last business day
of the fiscal period. Sales charges are
not reflected in the total returns. Total returns are not
annualized for periods of less than one
full year.
2. Annualized for periods of less than one full year.
3. Expense ratio has been calculated without adjustment for
the reduction to custodian expenses.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

30 OPPENHEIMER MAIN STREET(R) GROWTH & INCOME FUND

CLASS C      YEAR ENDED AUGUST 31,
2002         2001         2000          1999          1998
------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA

Net asset value, beginning of period
$31.33       $44.50       $42.41        $32.07        $33.64
------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)
(.11)        (.11)        (.08)         (.09)          .03
Net realized and unrealized gain (loss)
(4.14)      (10.96)        6.65         11.93           .98

--------------------------------------------------------------
Total from investment operations
(4.25)      (11.07)        6.57         11.84          1.01
------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income
--           --           --            --          (.08)
Distributions from net realized gain
(.05)       (2.10)       (4.48)        (1.50)        (2.50)

--------------------------------------------------------------
Total dividends and/or distributions
to shareholders
(.05)       (2.10)       (4.48)        (1.50)        (2.58)
------------------------------------------------------------------------------------------------------------------
Net asset value, end of period
$27.03       $31.33       $44.50        $42.41        $32.07

==============================================================

------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(1)
(13.58)%     (25.42)%      16.87%        37.59%
2.91%
------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in thousands)
$1,198,517   $1,562,452   $2,213,568    $1,850,787
$1,144,692
------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)
$1,432,566   $1,825,540   $2,004,263    $1,583,189
$1,184,355
------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(2)
Net investment income (loss)
(0.24)%      (0.29)%      (0.23)%       (0.25)%        0.07%
Expenses
1.75%        1.61%        1.67%         1.66%
1.65%(3)
------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate
78%          76%          73%           72%           81%

1. Assumes an investment on the business day before the
first day of the fiscal period, with all
dividends and distributions reinvested in additional shares
on the reinvestment date, and redemption
at the net asset value calculated on the last business day
of the fiscal period. Sales charges are
not reflected in the total returns. Total returns are not
annualized for periods of less than one
full year.
2. Annualized for periods of less than one full year.
3. Expense ratio has been calculated without adjustment for
the reduction to custodian expenses.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

31 OPPENHEIMER MAIN STREET(R) GROWTH & INCOME FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS N      YEAR ENDED AUGUST 31,
2002        2001(1)
--------------------------------------------------------------------------------
PER SHARE OPERATING DATA
Net asset value, beginning of period                      $
32.09    $34.36
--------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment
income                                         .12       .02
Net realized and unrealized loss
(4.31)    (2.29)
--------------------------------------------------------------------------------
Total from investment operations
(4.19)    (2.27)
--------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment
income                         (.13)       --
Distributions from net realized
gain                         (.05)       --
--------------------------------------------------------------------------------
Total dividends and/or distributions to
shareholders         (.18)       --
--------------------------------------------------------------------------------
Net asset value, end of period
$27.72    $32.09

======================
--------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(2)
(13.15)%   (6.61)%

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in thousands)
$43,464    $7,641
--------------------------------------------------------------------------------
Average net assets (in thousands)
$28,141    $2,672
--------------------------------------------------------------------------------
Ratios to average net assets:(3)
Net investment
income                                        0.28%
0.36%
Expenses
1.24%     1.16%
--------------------------------------------------------------------------------
Portfolio turnover
rate                                        78%       76%

1. For the period from March 1, 2001 (inception of
offering) to August 31, 2001.
2. Assumes an investment on the business day before the
first day of the fiscal
period (or inception of offering), with all dividends and
distributions
reinvested in additional shares on the reinvestment date,
and redemption at the
net asset value calculated on the last business day of the
fiscal period. Sales
charges are not reflected in the total returns. Total
returns are not annualized
for periods of less than one full year.
3. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

32 OPPENHEIMER MAIN STREET(R) GROWTH & INCOME FUND

CLASS Y       YEAR ENDED AUGUST 31,
2002         2001         2000          1999          1998
------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA

 Net asset value, beginning of period
$32.28       $45.64       $43.00        $32.38        $33.94
------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income
..19          .17          .24           .24           .38
 Net realized and unrealized gain (loss)
(4.28)      (11.22)        6.88         12.07           .97

--------------------------------------------------------------
 Total from investment operations
(4.09)      (11.05)        7.12         12.31          1.35
------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income
(.12)        (.21)          --          (.19)         (.41)
 Distributions from net realized gain
(.05)       (2.10)       (4.48)        (1.50)        (2.50)

--------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders
(.17)       (2.31)       (4.48)        (1.69)        (2.91)
------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period
$28.02       $32.28       $45.64        $43.00        $32.38

==============================================================

------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE(1)
(12.74)%     (24.76)%      18.00%        38.84%
3.88%

------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA

 Net assets, end of period (in thousands)
$225,298     $225,475     $260,289      $148,397
$53,063
------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)
$227,835     $239,222     $205,586      $ 99,155
$36,554
------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(2)
 Net investment income
0.74%        0.60%        0.77%         0.63%         1.02%
 Expenses
0.92%        0.79%(3)     0.66%         0.77%
0.67%(4)
 Expenses, net of reduction to custodian
 expenses and/or voluntary waiver
 of transfer agent fees
0.78%        0.73%        0.66%         0.77%         0.67%
------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate
78%          76%          73%           72%           81%

1. Assumes an investment on the business day before the
first day of the fiscal period, with all
dividends and distributions reinvested in additional shares
on the reinvestment date, and redemption
at the net asset value calculated on the last business day
of the fiscal period. Sales charges are
not reflected in the total returns. Total returns are not
annualized for periods of less than one
full year.
2. Annualized for periods of less than one full year.
3. Added since August 31, 2001 to reflect expenses before
reduction to custodian expenses and voluntary waiver of
transfer agent fees.
4. Expense ratio has been calculated without adjustment for
the reduction to custodian expenses.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

33 OPPENHEIMER MAIN STREET(R) GROWTH & INCOME FUND

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 1. SIGNIFICANT ACCOUNTING POLICIES

 Oppenheimer Main Street Growth & Income Fund (the Fund) is
a separate series of
 Oppenheimer Main Street Funds, Inc., an open-end
management investment company
 registered under the Investment Company Act of 1940, as
amended. The Fund's
 investment objective is to seek a high total return. The
Fund's investment
 advisor is OppenheimerFunds, Inc. (the Manager).

    The Fund offers Class A, Class B, Class C, Class N and
Class Y shares. Class
 A shares are sold at their offering price, which is
normally net asset value
 plus a front-end sales charge. Class B, Class C and Class
N shares are sold
 without a front-end sales charge but may be subject to a
contingent deferred
 sales charge (CDSC). Class N shares are sold only through
retirement plans.
 Retirement plans that offer Class N shares may impose
charges on those
 accounts. Class Y shares are sold to certain institutional
investors without
 either a front-end sales charge or a CDSC. All classes of
shares have identical
 rights and voting privileges. Earnings, net assets and net
asset value per
 share may differ by minor amounts due to each class having
its own expenses
 directly attributable to that class. Classes A, B, C and N
have separate
 distribution and/or service plans. No such plan has been
adopted for Class Y
 shares. Class B shares will automatically convert to Class
A shares six years
 after the date of purchase.

    The following is a summary of significant accounting
policies consistently
 followed by the Fund.

--------------------------------------------------------------------------------
 SECURITIES VALUATION. Securities listed or traded on
National Stock Exchanges
 or other domestic or foreign exchanges are valued based on
the last sale price
 of the security traded on that exchange prior to the time
when the Fund's
 assets are valued. In the absence of a sale, the security
is valued at the last
 sale price on the prior trading day, if it is within the
spread of the closing
 bid and asked prices, and if not, at the closing bid
price. Securities
 (including restricted securities) for which quotations are
not readily
 available are valued primarily using dealer-supplied
valuations, a portfolio
 pricing service authorized by the Board of Directors, or
at their fair value.
 Fair value is determined in good faith under consistently
applied procedures
 under the supervision of the Board of Directors.
Short-term "money market type"
 debt securities with remaining maturities of sixty days or
less are valued at
 amortized cost (which approximates market value).

--------------------------------------------------------------------------------
 FOREIGN CURRENCY TRANSLATION. The accounting records of
the Fund are maintained
 in U.S. dollars. Prices of securities denominated in
foreign currencies are
 translated into U.S. dollars at the closing rates of
exchange. Amounts related
 to the purchase and sale of foreign securities and
investment income are
 translated at the rates of exchange prevailing on the
respective dates of such
 transactions.

    The effect of changes in foreign currency exchange
rates on investments is
 separately identified from the fluctuations arising from
changes in market
 values of securities held and reported with all other
foreign currency gains
 and losses in the Fund's Statement of Operations.

34 OPPENHEIMER MAIN STREET(R) GROWTH & INCOME FUND

--------------------------------------------------------------------------------
 JOINT REPURCHASE AGREEMENTS. The Fund, along with other
affiliated funds of the
 Manager, may transfer uninvested cash balances into one or
more joint
 repurchase agreement accounts. These balances are invested
in one or more
 repurchase agreements, secured by U.S. government
securities. Securities
 pledged as collateral for repurchase agreements are held
by a custodian bank
 until the agreements mature. Each agreement requires that
the market value of
 the collateral be sufficient to cover payments of interest
and principal;
 however, in the event of default by the other party to the
agreement, retention
 of the collateral may be subject to legal proceedings.
--------------------------------------------------------------------------------
 ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income,
expenses (other
 than those attributable to a specific class), gains and
losses are allocated
 daily to each class of shares based upon the relative
proportion of net assets
 represented by such class. Operating expenses directly
attributable to a
 specific class are charged against the operations of that
class.
--------------------------------------------------------------------------------
 FEDERAL TAXES. The Fund intends to continue to comply with
provisions of the
 Internal Revenue Code applicable to regulated investment
companies and to
 distribute all of its taxable income, including any net
realized gain on
 investments not offset by capital loss carryforwards, if
any, to shareholders.
 Therefore, no federal income tax provision is required,
however, during the
 year ended August 31, 2002, the Fund paid a federal excise
tax of $71,455.

 As of August 31, 2002, the Fund had available for federal
income tax purposes
 an unused capital loss carryforward as follows:

                                EXPIRING
                                ------------------------
                                2010        $878,523,150

As of August 31, 2002, the Fund had approximately
$829,324,000 of post-October
losses available to offset future capital gains, if any.
Such losses, if
unutilized, will expire in 2011. Additionally, the Fund had
approximately
$276,000 of post-October foreign currency losses which were
deferred.
--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and
distributions to
shareholders, which are determined in accordance with
income tax regulations,
are recorded on the ex-dividend date.
--------------------------------------------------------------------------------
CLASSIFICATION OF DIVIDENDS AND DISTRIBUTIONS TO
SHAREHOLDERS. Net investment
income (loss) and net realized gain (loss) may differ for
financial statement
and tax purposes. The character of dividends and
distributions made during the
fiscal year from net investment income or net realized
gains may differ from
their ultimate characterization for federal income tax
purposes. Also, due to
timing of dividends and distributions, the fiscal year in
which amounts are
distributed may differ from the fiscal year in which the
income or net realized
gain was recorded by the Fund.

35 OPPENHEIMER MAIN STREET(R) GROWTH & INCOME FUND

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 1. SIGNIFICANT ACCOUNTING POLICIES Continued
    The Fund adjusts the classification of distributions to
shareholders to
 reflect the differences between financial statement
amounts and distributions
 determined in accordance with income tax regulations.
Accordingly, during the
 year ended August 31, 2002, amounts have been reclassified
to reflect a
 decrease in additional paid-in capital of $71,455, a
decrease in undistributed
 net investment income of $1,270,195, and a decrease in
accumulated net realized
 loss on investments of $1,341,650. Net assets of the Fund
were unaffected by
 the reclassifications.

 The tax character of distributions paid during the years
ended August 31, 2002
 and August 31, 2001 was as follows:

                                                YEAR
ENDED        YEAR ENDED
                                           AUGUST 31,
2002   AUGUST 31, 2001

------------------------------------------------------------
                 Distributions paid from:
                 Ordinary income             $
15,915,353   $    25,194,383
                 Long-term capital gain
23,639,216       940,486,713
                 Return of capital
--                --

-------------------------------
                 Total                       $
39,554,569   $   965,681,096

===============================

 As of August 31, 2002, the components of distributable
earnings on a tax basis
 were as follows:

                 Undistributed net
                 investment income               $
20,383,192
                 Accumulated net realized loss
(1,775,439,571)
                 Net unrealized appreciation
139,421,165

---------------
                 Total
$(1,615,635,214)

===============

--------------------------------------------------------------------------------
 INVESTMENT INCOME. Dividend income is recorded on the
ex-dividend date or upon
 ex-dividend notification in the case of certain foreign
dividends where the
 ex-dividend date may have passed. Non-cash dividends
included in dividend
 income, if any, are recorded at the fair market value of
the securities
 received. Interest income, which includes accretion of
discount and
 amortization of premium, is accrued as earned.
--------------------------------------------------------------------------------
 SECURITY TRANSACTIONS. Security transactions are recorded
on the trade date.
 Realized gains and losses on securities sold are
determined on the basis of
 identified cost.
--------------------------------------------------------------------------------
 OTHER. The preparation of financial statements in
conformity with accounting
 principles generally accepted in the United States of
America requires
 management to make estimates and assumptions that affect
the reported amounts
 of assets and liabilities and disclosure of contingent
assets and liabilities
 at the date of the financial statements and the reported
amounts of income and
 expenses during the reporting period. Actual results could
differ from those
 estimates.

36 OPPENHEIMER MAIN STREET(R) GROWTH & INCOME FUND

--------------------------------------------------------------------------------
 2. CAPITAL STOCK

The Fund has authorized 840 million shares of $.01 par
value capital stock.
Transactions in shares of capital stock were as follows:

                             YEAR ENDED AUGUST 31,
2002               YEAR ENDED AUGUST 31, 2001(1)
                             SHARES
AMOUNT               SHARES                AMOUNT
----------------------------------------------------------------------------------------------------
 CLASS A

 Sold                       57,015,786     $
1,776,402,610           55,877,160    $ 2,020,164,974
 Dividends and/or
 distributions reinvested      761,969
24,779,385           12,142,654        438,957,131
 Redeemed                  (54,472,499)
(1,652,634,451)         (44,357,777)    (1,599,463,447)

---------------------------------------------------------------------------
 Net increase                3,305,256     $
148,547,544           23,662,037    $   859,658,658

===========================================================================

----------------------------------------------------------------------------------------------------
 CLASS B
 Sold                       16,064,824     $
486,429,385           23,528,539    $   847,477,675
 Dividends and/or
 distributions reinvested      241,561
7,655,080           10,405,252        368,555,673
 Redeemed                  (58,925,314)
(1,763,790,147)         (49,466,088)    (1,733,476,696)

---------------------------------------------------------------------------
 Net decrease              (42,618,929)
$(1,269,705,682)         (15,532,297)   $  (517,443,348)

===========================================================================

----------------------------------------------------------------------------------------------------
 CLASS C
 Sold                        5,601,281     $
168,931,421            7,392,877    $   267,612,734
 Dividends and/or
 distributions reinvested       66,833
2,117,929            2,790,677         98,845,701
 Redeemed                  (11,204,768)
(331,485,657)         (10,059,172)      (353,026,708)

---------------------------------------------------------------------------
 Net increase (decrease)    (5,536,654)    $
(160,436,307)             124,382    $    13,431,727

===========================================================================

----------------------------------------------------------------------------------------------------
 CLASS N
 Sold                        1,587,930     $
49,389,515              240,135    $     7,966,494
 Dividends and/or
 distributions reinvested        2,577
83,453                   --                 --
 Redeemed                     (260,531)
(7,795,130)              (2,037)           (67,716)

---------------------------------------------------------------------------
 Net increase                1,329,976     $
41,677,838              238,098    $     7,898,778

===========================================================================

----------------------------------------------------------------------------------------------------
 CLASS Y
 Sold                        3,654,159     $
113,685,089            3,547,525    $   131,540,535
 Dividends and/or
 distributions reinvested       36,629
1,194,830              393,067         14,252,627
 Redeemed                   (2,635,983)
(80,677,547)          (2,658,808)       (96,592,979)

---------------------------------------------------------------------------
 Net increase                1,054,805     $
34,202,372            1,281,784    $    49,200,183

===========================================================================

 1. For the year ended August 31, 2001, for Class A, B, C
and Y shares and for
 the period from March 1, 2001 (inception of offering) to
August 31, 2001, for
 Class N shares.

37 OPPENHEIMER MAIN STREET(R) GROWTH & INCOME FUND

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 3. PURCHASES AND SALES OF SECURITIES

 The aggregate cost of purchases and proceeds from sales of
securities, other
 than short-term obligations, for the year ended August 31,
2002, were
 $10,184,882,477 and $11,160,641,583, respectively.

 As of August 31, 2002, unrealized appreciation
(depreciation) based on cost of
 securities for federal income tax purposes of
$11,328,850,136 was composed of:

            Gross unrealized appreciation      $
1,163,393,711
            Gross unrealized depreciation
(1,091,281,823)

---------------
            Net unrealized appreciation        $
72,111,888

===============

 The difference between book-basis and tax-basis unrealized
appreciation and
 depreciation, if applicable, is attributable primarily to
the tax deferral of
 losses on wash sales, or return of capital dividends, and
the realization for
 tax purposes of unrealized gain (loss) on certain futures
contracts,
 investments in passive foreign investment companies, and
forward foreign
 currency exchange contracts.
--------------------------------------------------------------------------------
 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

 MANAGEMENT FEES. Management fees paid to the Manager were
in accordance with
 the investment advisory agreement with the Fund which
provides for a fee of
 0.65% of the first $200 million of average annual net
assets of the Fund, 0.60%
 of the next $150 million, 0.55% of the next $150 million,
and 0.45% of average
 annual net assets in excess of $500 million.
--------------------------------------------------------------------------------
 TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a
division of the
 Manager, acts as the transfer and shareholder servicing
agent for the Fund. The
 Fund pays OFS a $19.75 per account fee.

    Additionally, Class Y shares are subject to minimum
fees of $5,000 for
 assets of less than $10 million and $10,000 for assets of
$10 million or more.
 The Class Y shares are subject to the minimum fees in the
event that the per
 account fee does not equal or exceed the applicable
minimum fees. OFS may
 voluntarily waive the minimum fees.

    OFS has voluntarily agreed to limit transfer and
shareholder servicing agent
 fees up to an annual rate of 0.25% of average net assets
of Class Y shares and
 for all other classes, up to an annual rate of 0.35% of
average net assets of
 each class. This undertaking may be amended or withdrawn
at any time.
--------------------------------------------------------------------------------
 DISTRIBUTION AND SERVICE PLAN (12B-1) FEES. Under its
General Distributor's
 Agreement with the Manager, OppenheimerFunds Distributor,
Inc. (the
 Distributor) acts as the Fund's principal underwriter in
the continuous public
 offering of the different classes of shares of the Fund.

38 OPPENHEIMER MAIN STREET(R) GROWTH & INCOME FUND

 The compensation paid to (or retained by) the Distributor
from the sale of
 shares or on the redemption of shares is shown in the
table below for the
 period indicated.

               AGGREGATE        CLASS A   CONCESSIONS
CONCESSIONS     CONCESSIONS     CONCESSIONS
               FRONT-END      FRONT-END    ON CLASS A
ON CLASS B      ON CLASS C      ON CLASS N
           SALES CHARGES  SALES CHARGES
SHARES         SHARES          SHARES          SHARES
              ON CLASS A    RETAINED BY   ADVANCED BY
ADVANCED BY     ADVANCED BY     ADVANCED BY
 YEAR ENDED       SHARES    DISTRIBUTOR   DISTRIBUTOR(1)
DISTRIBUTOR(1) DISTRIBUTOR(1)  DISTRIBUTOR(1)
-----------------------------------------------------------------------------------------------------

 August 31, 2002 $12,400,169     $3,335,382
$895,178      $15,202,153      $1,380,111     $408,513

 1. The Distributor advances concession payments to dealers
for certain sales of
 Class A shares and for sales of Class B, Class C and Class
N shares from its
 own resources at the time of sale.

                               CLASS A        CLASS
B         CLASS C         CLASS N
                            CONTINGENT     CONTINGENT
CONTINGENT      CONTINGENT
                              DEFERRED
DEFERRED        DEFERRED        DEFERRED
                         SALES CHARGES  SALES CHARGES
SALES CHARGES   SALES CHARGES
                           RETAINED BY    RETAINED BY
RETAINED BY     RETAINED BY
 YEAR ENDED                DISTRIBUTOR    DISTRIBUTOR
DISTRIBUTOR     DISTRIBUTOR
--------------------------------------------------------------------------------------

 August 31, 2002              $112,149   $12,100,308
$142,468         $6,564

--------------------------------------------------------------------------------
 SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a
Service Plan for Class
 A Shares. It reimburses the Distributor for a portion of
its costs incurred for
 services provided to accounts that hold Class A shares.
Reimbursement is made
 quarterly at an annual rate of up to 0.25% of the average
annual net assets of
 Class A shares of the Fund. For the year ended August 31,
2002, payments under
 the Class A Plan totaled $17,613,557, all of which were
paid by the Distributor
 to recipients, and included $903,757 paid to an affiliate
of the Manager. Any
 unreimbursed expenses the Distributor incurs with respect
to Class A shares in
 any fiscal year cannot be recovered in subsequent years.

--------------------------------------------------------------------------------
 DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND
CLASS N SHARES. The
 Fund has adopted Distribution and Service Plans for Class
B, Class C and Class
 N shares. Under the plans, the Fund pays the Distributor
an annual asset-based
 sales charge of 0.75% per year on Class B shares and on
Class C shares and the
 Fund pays the Distributor an annual asset-based sales
charge of 0.25% per year
 on Class N shares. The Distributor also receives a service
fee of 0.25% per
 year under each plan.

 Distribution fees paid to the Distributor for the year
ended August 31, 2002,
 were as follows:

DISTRIBUTOR'S

DISTRIBUTOR'S         AGGREGATE

AGGREGATE      UNREIMBURSED

UNREIMBURSED     EXPENSES AS %
                         TOTAL PAYMENTS  AMOUNT
RETAINED        EXPENSES     OF NET ASSETS
                             UNDER PLAN   BY
DISTRIBUTOR      UNDER PLAN          OF CLASS
--------------------------------------------------------------------------------------------

 Class B Plan              $46,128,366
$35,752,400      $73,751,303          2.10%
 Class C Plan               14,335,613
1,548,143       23,950,792          2.00
 Class N Plan                  140,215
136,964          958,649          2.21

39 OPPENHEIMER MAIN STREET(R) GROWTH & INCOME FUND

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 5. FOREIGN CURRENCY CONTRACTS

 A foreign currency contract is a commitment to purchase or
sell a foreign
 currency at a future date, at a negotiated rate. The Fund
may enter into
 foreign currency contracts for operational purposes and to
seek to protect
 against adverse exchange rate fluctuations. Risks to the
Fund include the
 potential inability of the counterparty to meet the terms
of the contract.

    The net U.S. dollar value of foreign currency
underlying all contractual
 commitments held by the Fund and the resulting unrealized
appreciation or
 depreciation are determined using foreign currency
exchange rates as provided
 by a reliable bank, dealer or pricing service. Unrealized
appreciation and
 depreciation on foreign currency contracts are reported in
the Statement of
 Assets and Liabilities as a receivable or payable and in
the Statement of
 Operations with the change in unrealized appreciation or
depreciation.

    The Fund may realize a gain or loss upon the closing or
settlement of the
 foreign currency transactions. Such realized gains and
losses are reported with
 all other foreign currency gains and losses in the
Statement of Operations.

 As of August 31, 2002, the Fund had outstanding foreign
currency contracts as
 follows:

                           EXPIRATION
CONTRACT     VALUATION AS OF        UNREALIZED
UNREALIZED
 CONTRACT DESCRIPTION            DATE      AMOUNT
(000S)     AUGUST 31, 2002      APPRECIATION    DEPRECIATION
---------------------------------------------------------------------------------------------------------------

 Contracts to Sell
 Canadian Dollar [CAD]          9/3/02
5,137CAD        $ 3,292,496        $ 1,327          $ 3,611

--------------------------------------------------------------------------------
 6. ILLIQUID SECURITIES

 As of August 31, 2002, investments in securities included
issues that are
 illiquid. A security may be considered illiquid if it
lacks a readily available
 market or if its valuation has not changed for a certain
period of time. The
 Fund intends to invest no more than 10% of its net assets
(determined at the
 time of purchase and reviewed periodically) in illiquid
securities. The
 aggregate value of illiquid securities subject to this
limitation as of August
 31, 2002 was $1,258,400, which represents 0.01% of the
Fund's net assets.
--------------------------------------------------------------------------------
 7. BANK BORROWINGS

 The Fund may borrow from a bank for temporary or emergency
purposes including,
 without limitation, funding of shareholder redemptions
provided asset coverage
 for borrowings exceeds 300%. The Fund has entered into an
agreement which
 enables it to participate with other Oppenheimer funds in
an unsecured line of
 credit with a bank, which permits borrowings up to $400
million, collectively.
 Interest is charged to each fund, based on its borrowings,
at a rate equal to
 the Federal Funds Rate plus 0.45%. Borrowings are payable
within 30 days after
 such loan is executed. The Fund also pays a commitment fee
equal to its pro
 rata share of the average unutilized amount of the credit
facility at a rate of
 0.08% per annum.

     The Fund had no borrowings outstanding during the year
ended or at August
31, 2002.

STATEMENT OF INVESTMENTS February 28, 2003 / Unaudited

Market Value

Shares        See Note 1
--------------------------------------------------------------------------------
 Common Stocks--98.3%
--------------------------------------------------------------------------------
 Consumer Discretionary--15.5%
--------------------------------------------------------------------------------
 Auto Components--0.7%
 Aftermarket Technology
 Corp. 1
179,100      $  2,030,994
--------------------------------------------------------------------------------
 American Axle &
 Manufacturing
 Holdings, Inc. 1
219,400         5,188,810
--------------------------------------------------------------------------------
 ArvinMeritor, Inc.
187,400         2,863,472
--------------------------------------------------------------------------------
 Borg-Warner
 Automotive, Inc.
103,100         5,383,882
--------------------------------------------------------------------------------
 Cooper Tire &
 Rubber Co.
95,300         1,335,153
--------------------------------------------------------------------------------
 Dana Corp.
1,129,700         9,670,232
--------------------------------------------------------------------------------
 Delphi Corp.
2,361,900        18,257,487
--------------------------------------------------------------------------------
 Goodyear Tire &
 Rubber Co.
1,309,900         5,239,600
--------------------------------------------------------------------------------
 Johnson Controls, Inc.
138,000        10,758,480
--------------------------------------------------------------------------------
 Lear Corp. 1
333,900        12,681,522
--------------------------------------------------------------------------------
 Tower Automotive, Inc. 1
60,900           204,015

-------------

73,613,647

--------------------------------------------------------------------------------
 Automobiles--1.3%
 Ford Motor Co.
5,212,226        43,365,720
--------------------------------------------------------------------------------
 General Motors Corp.
1,452,900        49,064,433
--------------------------------------------------------------------------------
 Harley-Davidson, Inc.
786,700        31,145,453
--------------------------------------------------------------------------------
 Winnebago
 Industries, Inc.
104,600         3,070,010

------------

126,645,616

--------------------------------------------------------------------------------
 Hotels, Restaurants & Leisure--1.1%
 Applebee's
 International, Inc.
162,125         4,156,885
--------------------------------------------------------------------------------
 Boyd Gaming Corp. 1
63,700           796,887
--------------------------------------------------------------------------------
 Brinker
 International, Inc. 1
331,600         9,191,952
--------------------------------------------------------------------------------
 Carnival Corp.
416,000         9,555,520
--------------------------------------------------------------------------------
 CEC Entertainment,
 Inc. 1
196,600         4,975,946
--------------------------------------------------------------------------------
 Choice Hotels
 International, Inc. 1
33,000           778,800
--------------------------------------------------------------------------------
 Darden Restaurants, Inc.
388,000         6,910,280
--------------------------------------------------------------------------------
 GTech Holdings Corp. 1
658,400        19,159,440
--------------------------------------------------------------------------------
 McDonald's Corp.
755,000        10,275,550
--------------------------------------------------------------------------------
 P.F. Chang's
 China Bistro, Inc. 1
27,800           920,736

Market Value

Shares        See Note 1
--------------------------------------------------------------------------------
 Hotels, Restaurants & Leisure Continued
 Panera Bread Co., Cl. A 1
185,800      $  5,111,358
--------------------------------------------------------------------------------
 Papa John's
 International, Inc. 1
13,500           320,895
--------------------------------------------------------------------------------
 Rare Hospitality
 International, Inc. 1
5,000           134,150
--------------------------------------------------------------------------------
 Ruby Tuesday, Inc.
509,600         9,493,848
--------------------------------------------------------------------------------
 Ryan's Family Steak
 Houses, Inc. 1
135,150         1,396,100
--------------------------------------------------------------------------------
 Starbucks Corp. 1
816,300        19,142,235
--------------------------------------------------------------------------------
 Wendy's
 International, Inc.
134,500         3,406,885

-------------

105,727,467

--------------------------------------------------------------------------------
 Household Durables--2.4%
 American Greetings
 Corp., Cl. A 1
511,900         6,716,128
--------------------------------------------------------------------------------
 Beazer Homes
 USA, Inc. 1
108,800         6,349,568
--------------------------------------------------------------------------------
 Black & Decker Corp.
204,700         7,512,490
--------------------------------------------------------------------------------
 Centex Corp.
415,400        22,963,312
--------------------------------------------------------------------------------
 D.R. Horton, Inc.
204,900         3,751,719
--------------------------------------------------------------------------------
 Fortune Brands, Inc.
601,600        26,374,144
--------------------------------------------------------------------------------
 Hovnanian Enterprises,
 Inc., Cl. A 1
207,300         6,805,659
--------------------------------------------------------------------------------
 KB Home
456,800        21,423,920
--------------------------------------------------------------------------------
 Lennar Corp.
541,000        29,208,590
--------------------------------------------------------------------------------
 M.D.C. Holdings, Inc.
30,300         1,137,462
--------------------------------------------------------------------------------
 Maytag Corp.
789,600        19,029,360
--------------------------------------------------------------------------------
 Meritage Corp. 1
62,900         1,987,640
--------------------------------------------------------------------------------
 NVR, Inc. 1
74,100        24,597,495
--------------------------------------------------------------------------------
 Pulte Homes, Inc.
370,315        18,823,111
--------------------------------------------------------------------------------
 Ryland Group, Inc.
 (The)
671,000        27,712,300
--------------------------------------------------------------------------------
 Standard Pacific Corp.
131,100         3,378,447
--------------------------------------------------------------------------------
 Toll Brothers, Inc. 1
556,100        10,771,657

-------------

238,543,002

--------------------------------------------------------------------------------
 Internet & Catalog Retail--0.3%
 Amazon.com, Inc. 1
226,000         4,974,260
--------------------------------------------------------------------------------
 USA Interactive 1
1,054,800        25,874,244

-------------

30,848,504

                        9 | OPPENHEIMER MAIN STREET FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Market Value

Shares         See Note 1
--------------------------------------------------------------------------------
 Leisure Equipment & Products--1.4%
 Action Performance
 Cos., Inc.
343,400      $  5,666,100
--------------------------------------------------------------------------------
 Brunswick Corp.
563,400        10,648,260
--------------------------------------------------------------------------------
 Eastman Kodak Co.
1,652,100        48,902,160
--------------------------------------------------------------------------------
 Hasbro, Inc.
932,400        11,291,364
--------------------------------------------------------------------------------
 Mattel, Inc.
2,163,700        46,130,084
--------------------------------------------------------------------------------
 Nautilus Group,
 Inc. (The)
195,300         2,867,004
--------------------------------------------------------------------------------
 Polaris Industries, Inc.
153,000         7,405,200

--------------

132,910,172

--------------------------------------------------------------------------------
 Media--1.8%
 AOL Time Warner, Inc. 1
2,103,900        23,816,148
--------------------------------------------------------------------------------
 Comcast Corp., Cl. A 1
1,364,555        39,872,297
--------------------------------------------------------------------------------
 Cox Communications,
 Inc., Cl. A 1
418,700        12,414,455
--------------------------------------------------------------------------------
 Gannett Co., Inc.
212,500        15,336,125
--------------------------------------------------------------------------------
 General Motors
 Corp., Cl. H 1
332,800         3,391,232
--------------------------------------------------------------------------------
 Harte-Hanks, Inc.
37,450           685,710
--------------------------------------------------------------------------------
 McGraw-Hill Cos.,
 Inc. (The)
342,600        19,267,824
--------------------------------------------------------------------------------
 New York Times Co., Cl. A
51,800         2,406,628
--------------------------------------------------------------------------------
 Tribune Co.
194,100         8,705,385
--------------------------------------------------------------------------------
 Viacom, Inc., Cl. B 1
1,072,248        39,812,568
--------------------------------------------------------------------------------
 Washington Post Co.
 (The), Cl. B
8,400         5,993,400

--------------

171,701,772

--------------------------------------------------------------------------------
 Multiline Retail--2.1%
 Big Lots, Inc. 1
233,900         2,584,595
--------------------------------------------------------------------------------
 BJ's Wholesale
 Club, Inc. 1
239,400         3,346,812
--------------------------------------------------------------------------------
 Costco Wholesale
 Corp. 1
4,400           134,288
--------------------------------------------------------------------------------
 Dillard's, Inc., Cl. A
43,300           604,035
--------------------------------------------------------------------------------
 Federated Department
 Stores, Inc. 1
522,400        13,321,200
--------------------------------------------------------------------------------
 May Department
 Stores Co.
520,600        10,214,172
--------------------------------------------------------------------------------
 Penney (J.C.) Co., Inc.
 (Holding Co.)
1,161,000        23,045,850
--------------------------------------------------------------------------------
 Sears Roebuck & Co.
257,700         5,612,706
--------------------------------------------------------------------------------
 Shopko Stores, Inc. 1
47,100           515,745

Market Value

Shares          See Note 1
--------------------------------------------------------------------------------
 Multiline Retail Continued
 Wal-Mart Stores, Inc.
3,098,300      $148,904,298

--------------

208,283,701

--------------------------------------------------------------------------------
 Specialty Retail--3.8%
 Abercrombie &
 Fitch Co., Cl. A 1
76,300         2,098,250
--------------------------------------------------------------------------------
 AnnTaylor Stores
 Corp. 1
704,900        13,675,060
--------------------------------------------------------------------------------
 AutoZone, Inc. 1
369,000        24,280,200
--------------------------------------------------------------------------------
 Bed Bath &
 Beyond, Inc. 1
280,000         9,251,200
--------------------------------------------------------------------------------
 Best Buy Co., Inc. 1
606,300        17,625,141
--------------------------------------------------------------------------------
 Christopher &
 Banks Corp. 1
348,900         4,975,314
--------------------------------------------------------------------------------
 Deb Shops, Inc.
10,000           194,500
--------------------------------------------------------------------------------
 Electronics Boutique
 Holdings Corp. 1
88,600         1,311,280
--------------------------------------------------------------------------------
 Foot Locker, Inc.
372,700         3,801,540
--------------------------------------------------------------------------------
 Gap, Inc. (The)
2,501,000        32,613,040
--------------------------------------------------------------------------------
 Home Depot, Inc.
3,437,700        80,614,065
--------------------------------------------------------------------------------
 Hot Topic, Inc. 1
223,150         4,931,615
--------------------------------------------------------------------------------
 Limited Brands, Inc.
1,546,490        18,372,301
--------------------------------------------------------------------------------
 Lowe's Cos., Inc.
127,400         5,006,820
--------------------------------------------------------------------------------
 Michaels Stores, Inc. 1
269,100         6,323,850
--------------------------------------------------------------------------------
 Movie Gallery, Inc. 1
56,900           864,937
--------------------------------------------------------------------------------
 Office Depot, Inc. 1
385,600         4,526,944
--------------------------------------------------------------------------------
 Pacific Sunwear of
 California, Inc. 1
194,100         3,437,511
--------------------------------------------------------------------------------
 Pep Boys-Manny,
 Moe & Jack
125,200         1,130,556
--------------------------------------------------------------------------------
 PetsMart, Inc. 1
129,000         1,928,550
--------------------------------------------------------------------------------
 Pier 1 Imports, Inc.
598,800         9,562,836
--------------------------------------------------------------------------------
 RadioShack Corp.
562,300        11,043,572
--------------------------------------------------------------------------------
 Regis Corp.
22,700           528,910
--------------------------------------------------------------------------------
 Rent-A-Center, Inc. 1
167,900         8,386,605
--------------------------------------------------------------------------------
 Ross Stores, Inc.
589,300        20,159,953
--------------------------------------------------------------------------------
 Sherwin-Williams Co.
286,100         7,638,870
--------------------------------------------------------------------------------
 Staples, Inc. 1
1,351,000        23,385,810
--------------------------------------------------------------------------------
 Talbots, Inc. (The)
360,800         8,991,136
--------------------------------------------------------------------------------
 TJX Cos., Inc. (The)
2,516,500        40,440,155
--------------------------------------------------------------------------------
 Too, Inc. 1
91,074         1,388,879
--------------------------------------------------------------------------------
 United Auto
 Group, Inc. 1
41,100           457,443

                       10 | OPPENHEIMER MAIN STREET FUND

Market Value

Shares        See Note 1
-------------------------------------------------------------------------------
 Specialty Retail Continued
 Urban Outfitters, Inc. 1
16,800      $    318,024

-------------

369,264,867

-------------------------------------------------------------------------------
 Textiles & Apparel--0.6%
 Coach, Inc. 1
204,396         7,303,069
-------------------------------------------------------------------------------
 Fossil, Inc. 1
5,700           102,486
-------------------------------------------------------------------------------
 Kellwood Co.
63,500         1,625,600
-------------------------------------------------------------------------------
 Liz Claiborne, Inc.
610,600        17,218,920
-------------------------------------------------------------------------------
 Nike, Inc., Cl. B
637,100        29,542,327
-------------------------------------------------------------------------------
 Timberland Co., Cl. A 1
35,100         1,347,840
-------------------------------------------------------------------------------
 Tommy Hilfiger Corp. 1
85,200           534,204
-------------------------------------------------------------------------------
 VF Corp.
24,800           839,480

-------------

58,513,926

-------------------------------------------------------------------------------
 Consumer Staples--8.2%
-------------------------------------------------------------------------------
 Beverages--1.4%
 Anheuser-Busch
 Cos., Inc.
327,800        15,242,700
-------------------------------------------------------------------------------
 Coca-Cola Co. (The)
2,355,300        94,730,166
-------------------------------------------------------------------------------
 Coca-Cola
 Enterprises, Inc.
435,200         8,782,336
-------------------------------------------------------------------------------
 Pepsi Bottling
 Group, Inc. (The)
223,200         5,189,400
-------------------------------------------------------------------------------
 PepsiCo, Inc.
489,430        18,754,957

-------------

142,699,559

-------------------------------------------------------------------------------
 Food & Drug Retailing--1.3%
 Albertson's, Inc.
859,600        16,186,268
-------------------------------------------------------------------------------
 CVS Corp.
1,564,900        38,966,010
-------------------------------------------------------------------------------
 Kroger Co. (The) 1
2,822,800        37,317,416
-------------------------------------------------------------------------------
 Safeway, Inc. 1
1,729,700        34,403,733
-------------------------------------------------------------------------------
 Walgreen Co.
31,800           894,852
-------------------------------------------------------------------------------
 Winn-Dixie Stores, Inc.
353,400         4,311,480

-------------

132,079,759

-------------------------------------------------------------------------------
 Food Products--2.2%
 Bunge Ltd.
44,800         1,160,320
-------------------------------------------------------------------------------
 Campbell Soup Co.
1,989,600        41,264,304
-------------------------------------------------------------------------------
 ConAgra Foods, Inc.
1,787,400        41,235,318
-------------------------------------------------------------------------------
 Dean Foods Co. 1
288,300        12,157,611
-------------------------------------------------------------------------------
 Dole Food Co., Inc.
161,900         5,310,320
-------------------------------------------------------------------------------
 Fresh Del Monte
 Produce, Inc.
128,400         2,329,176

Market Value

Shares        See Note 1
-------------------------------------------------------------------------------
 Food Products Continued
 Hershey Foods Corp.
452,900      $ 29,261,869
-------------------------------------------------------------------------------
 Kellogg Co.
699,000        20,669,430
-------------------------------------------------------------------------------
 Kraft Foods, Inc., Cl. A
256,200         7,586,082
-------------------------------------------------------------------------------
 Sara Lee Corp.
963,481        19,076,924
-------------------------------------------------------------------------------
 Wrigley, William Jr. Co.
590,400        31,663,152

-------------

211,714,506

-------------------------------------------------------------------------------
 Household Products--2.0%
 Clorox Co. (The)
887,500        37,550,125
-------------------------------------------------------------------------------
 Colgate-Palmolive Co.
260,200        13,090,662
-------------------------------------------------------------------------------
 Dial Corp. (The)
525,800         9,564,302
-------------------------------------------------------------------------------
 Procter & Gamble
 Corp. (The)
1,685,200       137,950,472

-------------

198,155,561

-------------------------------------------------------------------------------
 Personal Products--0.3%
 Avon Products, Inc.
481,800        25,053,600
-------------------------------------------------------------------------------
 Tobacco--1.0%
 Altria Group, Inc.
2,460,300        95,090,595
-------------------------------------------------------------------------------
 Energy--8.3%
-------------------------------------------------------------------------------
 Energy Equipment & Services--0.1%
 Halliburton Co.
267,000         5,409,420
-------------------------------------------------------------------------------
 Helmerich &
 Payne, Inc.
8,200           225,500

-------------

5,634,920

-------------------------------------------------------------------------------
 Oil & Gas--8.2%
 Amerada Hess Corp.
235,900        10,504,627
-------------------------------------------------------------------------------
 Anadarko Petroleum
 Corp.
163,500         7,534,080
-------------------------------------------------------------------------------
 Apache Corp.
782,000        51,048,960
-------------------------------------------------------------------------------
 Baytex Energy Ltd. 1
1,380,000         8,938,784
-------------------------------------------------------------------------------
 Brown (Tom), Inc. 1
1,315,800        33,816,060
-------------------------------------------------------------------------------
 Burlington
 Resources, Inc.
778,700        36,092,745
-------------------------------------------------------------------------------
 Canadian 88
 Energy Corp. 1,3
5,539,500         8,737,968
-------------------------------------------------------------------------------
 Canadian Natural
 Resources Ltd.
1,372,585        47,125,602
-------------------------------------------------------------------------------
 Chesapeake Energy
 Corp.
1,749,600        14,206,752
-------------------------------------------------------------------------------
 ChevronTexaco Corp.
1,123,404        72,088,835
-------------------------------------------------------------------------------
 Cimarex Energy Co. 1
40,710           809,315
-------------------------------------------------------------------------------
 ConocoPhillips
337,691        17,120,934
-------------------------------------------------------------------------------
 Devon Energy Corp.
233,600        11,259,520

                       11 | OPPENHEIMER MAIN STREET FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Market Value

Shares        See Note 1
-------------------------------------------------------------------------------
 Oil & Gas Continued
 Enbridge Energy
 Management LLC
271,927      $ 10,605,153
-------------------------------------------------------------------------------
 EOG Resources, Inc.
398,400        16,453,920
-------------------------------------------------------------------------------
 Exxon Mobil Corp.
7,600,496       258,568,874
-------------------------------------------------------------------------------
 Frontier Oil Corp. 3
1,842,100        30,118,335
-------------------------------------------------------------------------------
 Kerr-McGee Corp.
367,300        15,147,452
-------------------------------------------------------------------------------
 Marathon Oil Corp.
936,000        21,612,240
-------------------------------------------------------------------------------
 Murphy Oil Corp.
662,700        28,515,981
-------------------------------------------------------------------------------
 Noble Energy, Inc.
63,900         2,255,670
-------------------------------------------------------------------------------
 Occidental Petroleum
 Corp.
1,222,100        36,540,790
-------------------------------------------------------------------------------
 Ocean Energy, Inc.
287,800         5,776,146
-------------------------------------------------------------------------------
 Paramount Energy
 Trust 1
302,784         2,743,713
-------------------------------------------------------------------------------
 Paramount
 Resources Ltd.
1,838,400        14,992,992
-------------------------------------------------------------------------------
 Sunoco, Inc.
140,900         4,986,451
-------------------------------------------------------------------------------
 Talisman Energy, Inc.
770,000        30,597,396
-------------------------------------------------------------------------------
 Teekay Shipping Corp.
31,500         1,221,885
-------------------------------------------------------------------------------
 Unocal Corp.
380,100        10,015,635

-------------

809,436,815

-------------------------------------------------------------------------------
 Financials--23.5%
-------------------------------------------------------------------------------
 Banks--10.2%
 AmSouth Bancorp
981,800        20,225,080
-------------------------------------------------------------------------------
 Astoria Financial Corp.
423,700        10,643,344
-------------------------------------------------------------------------------
 Bank of America Corp.
2,450,100       169,644,924
-------------------------------------------------------------------------------
 Bank of New York
 Co., Inc. (The)
1,670,000        38,042,600
-------------------------------------------------------------------------------
 Bank One Corp.
2,565,700        92,442,171
-------------------------------------------------------------------------------
 BB&T Corp.
489,300        16,063,719
-------------------------------------------------------------------------------
 Charter One
 Financial, Inc.
45,671         1,320,349
-------------------------------------------------------------------------------
 Comerica, Inc.
365,500        14,978,190
-------------------------------------------------------------------------------
 Compass
 Bancshares, Inc.
89,800         2,857,436
-------------------------------------------------------------------------------
 Downey Financial Corp.
2,700           108,405
-------------------------------------------------------------------------------
 First Tennessee
 National Corp.
262,200        10,013,418
-------------------------------------------------------------------------------
 First Virginia Banks, Inc.
33,850         1,384,465
-------------------------------------------------------------------------------
 FleetBoston
 Financial Corp.
2,393,600        58,786,816
-------------------------------------------------------------------------------
 Golden West
 Financial Corp.
743,200        53,807,680

Market Value

Shares        See Note 1
-------------------------------------------------------------------------------
 Banks Continued
 Greenpoint Financial
 Corp.
372,600      $ 15,828,048
-------------------------------------------------------------------------------
 Hibernia Corp., Cl. A
307,500         5,571,900
-------------------------------------------------------------------------------
 Huntington
 Bancshares, Inc.
102,300         1,964,160
-------------------------------------------------------------------------------
 Independence
 Community Bank
 Corp.
132,000         3,429,360
-------------------------------------------------------------------------------
 Indymac Mortgage
 Holdings, Inc.
71,200         1,359,920
-------------------------------------------------------------------------------
 KeyCorp
1,774,600        42,111,258
-------------------------------------------------------------------------------
 Mellon Financial
 Corp.
830,500        18,694,555
-------------------------------------------------------------------------------
 National City Corp.
1,145,200        31,630,424
-------------------------------------------------------------------------------
 North Fork
 Bancorporation, Inc.
881,600        28,422,784
-------------------------------------------------------------------------------
 PNC Financial
 Services Group
36,600         1,644,438
-------------------------------------------------------------------------------
 Regions Financial
 Corp.
94,500         3,059,910
-------------------------------------------------------------------------------
 Roslyn Bancorp, Inc.
25,500           507,960
-------------------------------------------------------------------------------
 Sovereign Bancorp,
 Inc.
1,335,400        18,134,732
-------------------------------------------------------------------------------
 SunTrust Banks, Inc.
620,000        34,875,000
-------------------------------------------------------------------------------
 U.S. Bancorp
3,077,470        64,380,672
-------------------------------------------------------------------------------
 Union Planters Corp.
228,600         6,291,072
-------------------------------------------------------------------------------
 UnionBanCal Corp.
296,200        12,327,844
-------------------------------------------------------------------------------
 Wachovia Corp.
3,164,500       112,276,460
-------------------------------------------------------------------------------
 Washington
 Mutual, Inc.
907,000        31,318,710
-------------------------------------------------------------------------------
 Webster Financial
 Corp.
51,900         1,847,640
-------------------------------------------------------------------------------
 Wells Fargo Co.
1,565,600        70,999,960

-------------

996,995,404

-------------------------------------------------------------------------------
 Diversified Financials--7.3%
 American Express Co.
1,524,500        51,192,710
-------------------------------------------------------------------------------
 Bear Stearns Cos.,
 Inc. (The)
267,900        16,781,256
-------------------------------------------------------------------------------
 Citigroup, Inc.
6,614,546       220,528,964
-------------------------------------------------------------------------------
 Countrywide
 Financial Corp.
561,400        29,973,146
-------------------------------------------------------------------------------
 Doral Financial Corp.
111,450         3,612,094
-------------------------------------------------------------------------------
 E*TRADE Group, Inc. 1
226,300           950,460
-------------------------------------------------------------------------------
 Fannie Mae
1,240,000        79,484,000

                       12 | OPPENHEIMER MAIN STREET FUND

Market Value

Shares        See Note 1
--------------------------------------------------------------------------------
 Diversified Financials Continued
 Freddie Mac
985,000      $ 53,830,250
--------------------------------------------------------------------------------
 Goldman Sachs
 Group, Inc. (The)
204,700        14,216,415
--------------------------------------------------------------------------------
 Household
 International, Inc.
1,134,100        31,675,413
--------------------------------------------------------------------------------
 J.P. Morgan Chase
 & Co.
2,728,000        61,871,040
--------------------------------------------------------------------------------
 Janus Capital
 Group, Inc.
452,900         5,357,807
--------------------------------------------------------------------------------
 Lehman Brothers
 Holdings, Inc.
214,300        11,865,791
--------------------------------------------------------------------------------
 MBNA Corp.
1,395,400        19,326,290
--------------------------------------------------------------------------------
 Moody's Corp.
230,000        10,143,000
--------------------------------------------------------------------------------
 Morgan Stanley
1,745,700        64,329,045
--------------------------------------------------------------------------------
 New Century
 Financial Corp.
264,600         7,046,298
--------------------------------------------------------------------------------
 Principal Financial
 Group, Inc. (The)
561,800        15,488,826
--------------------------------------------------------------------------------
 SLM Corp.
138,400        15,078,680

-------------

712,751,485

--------------------------------------------------------------------------------
 Insurance--5.9%
 ACE Ltd.
869,300        24,088,303
--------------------------------------------------------------------------------
 AFLAC, Inc.
921,900        28,809,375
--------------------------------------------------------------------------------
 Allstate Corp.
1,835,700        58,063,191
--------------------------------------------------------------------------------
 AMBAC Financial
 Group, Inc.
401,200        19,598,620
--------------------------------------------------------------------------------
 American
 International
 Group, Inc.
1,949,905        96,110,817
--------------------------------------------------------------------------------
 Chubb Corp.
642,000        30,700,440
--------------------------------------------------------------------------------
 Cincinnati Financial
 Corp.
100,400         3,558,176
--------------------------------------------------------------------------------
 CNA Financial Corp. 1
11,000           252,890
--------------------------------------------------------------------------------
 Fidelity National
 Financial, Inc.
960,011        31,517,161
--------------------------------------------------------------------------------
 Hartford Financial
 Services Group, Inc.
321,000        11,597,730
--------------------------------------------------------------------------------
 Jefferson-Pilot Corp.
149,700         5,643,690
--------------------------------------------------------------------------------
 John Hancock
 Financial Services, Inc.
1,186,600        33,343,460
--------------------------------------------------------------------------------
 Lincoln National
 Corp.
385,800        10,929,714
--------------------------------------------------------------------------------
 Loews Corp.
1,015,300        44,378,763

Market Value

Shares        See Note 1
--------------------------------------------------------------------------------
 Insurance Continued
 Marsh & McLennan
 Cos., Inc.
168,500      $  6,857,950
--------------------------------------------------------------------------------
 MBIA, Inc.
275,700        10,512,441
--------------------------------------------------------------------------------
 MetLife, Inc.
1,259,300        32,955,881
--------------------------------------------------------------------------------
 Nationwide Financial
 Services, Inc., Cl. A
223,800         5,438,340
--------------------------------------------------------------------------------
 Old Republic
 International Corp.
196,000         5,350,800
--------------------------------------------------------------------------------
 Progressive Corp.
828,000        43,064,280
--------------------------------------------------------------------------------
 Protective Life Corp.
16,100           436,632
--------------------------------------------------------------------------------
 Radian Group, Inc.
172,200         6,004,614
--------------------------------------------------------------------------------
 RenaissanceRe
 Holdings Ltd.
387,800        14,379,624
--------------------------------------------------------------------------------
 Safeco Corp.
314,900        10,353,912
--------------------------------------------------------------------------------
 St. Paul Cos., Inc.
275,300         8,495,758
--------------------------------------------------------------------------------
 Travelers Property
 Casualty Corp., Cl. A
1,176,318        18,409,377
--------------------------------------------------------------------------------
 Travelers Property
 Casualty Corp., Cl. B
526,620         8,373,258
--------------------------------------------------------------------------------
 XL Capital Ltd., Cl. A
123,000         8,725,620

-------------

577,950,817

--------------------------------------------------------------------------------
 Real Estate--0.1%
 Equity Office
 Properties Trust
526,000        12,902,780
--------------------------------------------------------------------------------
 FBR Asset
 Investment Corp.
34,500         1,106,760
--------------------------------------------------------------------------------
 St. Joe Co. (The)
63,100         1,783,206

-------------

15,792,746

--------------------------------------------------------------------------------
 Health Care--12.8%
--------------------------------------------------------------------------------
 Biotechnology--1.0%
 Affymetrix, Inc. 1
29,500           778,800
--------------------------------------------------------------------------------
 Amgen, Inc. 1
1,455,600        79,533,984
--------------------------------------------------------------------------------
 Gilead Sciences, Inc. 1
365,000        12,410,000
--------------------------------------------------------------------------------
 Myriad Genetics, Inc. 1
144,800         1,416,144
--------------------------------------------------------------------------------
 Wyeth
140,600         4,956,150

-------------

99,095,078

--------------------------------------------------------------------------------
 Health Care Equipment & Supplies--1.8%
 Advanced Medical
 Optics, Inc. 1
2,744            31,693
--------------------------------------------------------------------------------
 Baxter International,
 Inc.
1,458,700        41,412,493

                       13 | OPPENHEIMER MAIN STREET FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Market Value

Shares        See Note 1
--------------------------------------------------------------------------------
 Health Care Equipment & Supplies Continued
 Becton, Dickinson
 & Co.
991,600     $  34,111,040
--------------------------------------------------------------------------------
 Bio-Rad Laboratories,
 Inc., Cl. A 1
36,700         1,319,365
--------------------------------------------------------------------------------
 Boston Scientific Corp. 1
882,400        38,975,608
--------------------------------------------------------------------------------
 Cooper Cos., Inc. (The)
223,700         6,498,485
--------------------------------------------------------------------------------
 Guidant Corp. 1
1,092,100        39,053,496
--------------------------------------------------------------------------------
 Steris Corp. 1
19,600           494,900
--------------------------------------------------------------------------------
 Stryker Corp.
146,800         9,571,360

-------------

171,468,440

--------------------------------------------------------------------------------
 Health Care Providers & Services--2.7%
 Aetna, Inc.
775,200        32,651,424
--------------------------------------------------------------------------------
 Apria Healthcare
 Group, Inc. 1
244,000         5,375,320
--------------------------------------------------------------------------------
 Cigna Corp.
605,300        26,009,741
--------------------------------------------------------------------------------
 Covance, Inc. 1
191,900         4,519,245
--------------------------------------------------------------------------------
 DaVita, Inc. 1
268,500         5,571,375
--------------------------------------------------------------------------------
 Express Scripts, Inc. 1
127,800         6,609,816
--------------------------------------------------------------------------------
 HCA, Inc.
1,063,800        43,871,112
--------------------------------------------------------------------------------
 Health Net, Inc. 1
401,000        10,069,110
--------------------------------------------------------------------------------
 Humana, Inc. 1
292,000         2,861,600
--------------------------------------------------------------------------------
 IMS Health, Inc.
234,770         3,521,550
--------------------------------------------------------------------------------
 Lincare Holdings, Inc. 1
69,900         2,090,010
--------------------------------------------------------------------------------
 Manor Care, Inc. 1
149,000         2,731,170
--------------------------------------------------------------------------------
 McKesson Corp.
725,000        19,314,000
--------------------------------------------------------------------------------
 Mid Atlantic Medical
 Services, Inc. 1
15,300           546,975
--------------------------------------------------------------------------------
 Option Care, Inc. 1
425             3,336
--------------------------------------------------------------------------------
 Oxford Health
 Plans, Inc. 1
1,095,500        30,674,000
--------------------------------------------------------------------------------
 Pediatrix Medical
 Group, Inc. 1
304,200         8,593,650
--------------------------------------------------------------------------------
 Per-Se Technologies,
 Inc. 1
88,600           607,796
--------------------------------------------------------------------------------
 Sierra Health
 Services, Inc. 1
149,200         1,803,828
--------------------------------------------------------------------------------
 Tenet Healthcare
 Corp. 1
608,800        11,061,896
--------------------------------------------------------------------------------
 WellPoint Health
 Networks, Inc. 1
745,800        50,721,858

-------------

269,208,812

Market Value

Shares        See Note 1
--------------------------------------------------------------------------------
 Pharmaceuticals--7.3%

 Abbott Laboratories
1,175,500      $ 41,871,310
--------------------------------------------------------------------------------
 Bristol-Myers
 Squibb Co.
944,900        22,016,170
--------------------------------------------------------------------------------
 Eli Lilly & Co.
660,500        37,357,880
--------------------------------------------------------------------------------
 Forest
 Laboratories, Inc. 1
668,900        33,311,220
--------------------------------------------------------------------------------
 Johnson & Johnson
2,353,768       123,455,132
--------------------------------------------------------------------------------
 Merck & Co., Inc.
2,987,100       157,569,525
--------------------------------------------------------------------------------
 Pfizer, Inc.
7,048,325       210,181,051
--------------------------------------------------------------------------------
 Pharmaceutical
 Resources, Inc. 1
89,500         3,351,775
--------------------------------------------------------------------------------
 Pharmacia Corp.
1,625,300        67,157,396
--------------------------------------------------------------------------------
 Schering-Plough Corp.
515,500         9,289,310
--------------------------------------------------------------------------------
 Taro Pharmaceutical
 Industries Ltd. 1
204,100         7,494,552

-------------

713,055,321

--------------------------------------------------------------------------------
 Industrials--8.9%
--------------------------------------------------------------------------------
 Aerospace & Defense--2.0%
 Boeing Co.
1,862,200        51,322,232
--------------------------------------------------------------------------------
 Goodrich Corp.
1,048,900        16,121,593
--------------------------------------------------------------------------------
 Honeywell
 International, Inc.
2,185,900        50,035,251
--------------------------------------------------------------------------------
 InVision
 Technologies, Inc. 1
188,200         4,115,934
--------------------------------------------------------------------------------
 Lockheed Martin
 Corp.
256,400        11,722,608
--------------------------------------------------------------------------------
 Precision Castparts
 Corp.
60,300         1,423,080
--------------------------------------------------------------------------------
 Raytheon Co.
293,400         7,945,272
--------------------------------------------------------------------------------
 Rockwell Collins, Inc.
207,100         4,069,515
--------------------------------------------------------------------------------
 United Technologies
 Corp.
874,400        51,222,352

-------------

197,977,837

--------------------------------------------------------------------------------
 Air Freight & Couriers--0.7%
 FedEx Corp.
1,042,100        53,563,940
--------------------------------------------------------------------------------
 United Parcel Service,
 Inc., Cl. B
303,000        17,434,620

-------------

70,998,560

                       14 | OPPENHEIMER MAIN STREET FUND

Market Value

Shares        See Note 1
--------------------------------------------------------------------------------
 Building Products--0.3%
 Lennox
 International, Inc.
43,800      $    585,168
--------------------------------------------------------------------------------
 Masco Corp.
1,725,500        31,714,690

-------------

32,299,858

--------------------------------------------------------------------------------
 Commercial Services & Supplies--1.4%
 Arbitron, Inc. 1
28,100           875,877
--------------------------------------------------------------------------------
 Convergys Corp. 1
476,500         5,860,950
--------------------------------------------------------------------------------
 Deluxe Corp.
313,600        12,638,080
--------------------------------------------------------------------------------
 First Data Corp.
1,255,300        43,496,145
--------------------------------------------------------------------------------
 H&R Block, Inc.
1,007,200        40,862,104
--------------------------------------------------------------------------------
 Harland (John H.) Co.
127,400         2,927,652
--------------------------------------------------------------------------------
 ITT Educational
 Services, Inc. 1
121,600         3,277,120
--------------------------------------------------------------------------------
 Pittston Brink's Group
57,900           820,443
--------------------------------------------------------------------------------
 Right Management
 Consultants, Inc. 1
33,750           396,563
--------------------------------------------------------------------------------
 Sabre Holdings Corp. 1
181,900         3,012,264
--------------------------------------------------------------------------------
 Viad Corp.
134,600         2,813,140
--------------------------------------------------------------------------------
 Waste
 Management, Inc.
751,500        14,954,850

-------------

131,935,188

--------------------------------------------------------------------------------
 Construction & Engineering--0.0%
 EMCOR Group, Inc. 1
33,700         1,627,710
--------------------------------------------------------------------------------
 Electrical Equipment--0.2%
 Cooper Industries
 Ltd., Cl. A
14,100           533,685
--------------------------------------------------------------------------------
 Emerson Electric Co.
168,500         7,931,295
--------------------------------------------------------------------------------
 Energizer Holdings, Inc. 1
76,200         2,023,110
--------------------------------------------------------------------------------
 Molex, Inc., Cl. A
299,600         5,692,400
--------------------------------------------------------------------------------
 Rockwell
 Automation, Inc.
10,000           230,100

-------------

16,410,590

--------------------------------------------------------------------------------
 Industrial Conglomerates--2.8%
 3M Co.
442,300        55,451,151
--------------------------------------------------------------------------------
 Carlisle Cos., Inc.
57,600         2,454,336
--------------------------------------------------------------------------------
 General Electric Co.
8,971,100       215,754,955

-------------

273,660,442

--------------------------------------------------------------------------------
 Machinery--0.6%
 Cummins, Inc.
26,600           637,602
--------------------------------------------------------------------------------
 Deere & Co.
495,300        20,495,514

Market Value

Shares        See Note 1
--------------------------------------------------------------------------------
 Machinery Continued
 Eaton Corp.
151,000      $ 10,713,450
--------------------------------------------------------------------------------
 EnPro Industries, Inc. 1
99,080           395,329
--------------------------------------------------------------------------------
 Ingersoll-Rand Co.,
 Cl. A
559,600        22,076,220
--------------------------------------------------------------------------------
 ITT Industries, Inc.
102,000         5,735,460
--------------------------------------------------------------------------------
 Oshkosh Truck Corp.
8,700           531,570
--------------------------------------------------------------------------------
 Pentair, Inc.
31,900         1,159,565
--------------------------------------------------------------------------------
 Timken Co.
91,500         1,466,745

-------------

63,211,455

--------------------------------------------------------------------------------
 Road & Rail--0.9%
 Burlington Northern
 Santa Fe Corp.
663,500        16,587,500
--------------------------------------------------------------------------------
 CNF Transportation,
 Inc.
28,000           805,560
--------------------------------------------------------------------------------
 CSX Corp.
662,700        17,800,122
--------------------------------------------------------------------------------
 Hunt (J.B.) Transport
 Services, Inc. 1
54,200         1,330,068
--------------------------------------------------------------------------------
 Norfolk Southern Corp.
1,436,700        27,383,502
--------------------------------------------------------------------------------
 Roadway Corp.
109,800         3,392,820
--------------------------------------------------------------------------------
 Ryder Systems, Inc.
116,300         2,638,847
--------------------------------------------------------------------------------
 Union Pacific Corp.
323,400        17,848,446

-------------

87,786,865

--------------------------------------------------------------------------------
 Information Technology--10.6%
--------------------------------------------------------------------------------
 Communications Equipment--1.1%
 Cisco Systems, Inc. 1
4,091,800        57,203,364
--------------------------------------------------------------------------------
 Motorola, Inc.
5,988,300        50,421,486

-------------

107,624,850

--------------------------------------------------------------------------------
 Computers & Peripherals--3.3%
 Dell Computer Corp. 1
3,008,100        81,098,376
--------------------------------------------------------------------------------
 EMC Corp. 1
5,716,300        42,243,457
--------------------------------------------------------------------------------
 International Business
 Machines Corp.
1,849,700       144,184,115
--------------------------------------------------------------------------------
 Lexmark International,
 Inc., Cl. A 1
496,200        30,967,842
--------------------------------------------------------------------------------
 Maxtor Corp. 1
63,500           381,000
--------------------------------------------------------------------------------
 Seagate Technology
 International, Inc.,
 Escrow Shares 1,2
903,300                --
--------------------------------------------------------------------------------
 Storage Technology
 Corp. 1
36,100           834,993

                       15 | OPPENHEIMER MAIN STREET FUND

STATMENT OF INVESTMENTS Unaudited / Continued

Market Value

Shares        See Note 1
--------------------------------------------------------------------------------
 Computers & Peripherals Continued
 Sun Microsystems,
 Inc. 1
8,215,500      $ 28,261,320

-------------

327,971,103

--------------------------------------------------------------------------------
 Electronic Equipment & Instruments--0.2%
 Avnet, Inc. 1
547,300         5,637,190
--------------------------------------------------------------------------------
 Benchmark
 Electronics, Inc. 1
340,800        11,873,472
--------------------------------------------------------------------------------
 Solectron Corp. 1
637,900         2,009,385

-------------

19,520,047

--------------------------------------------------------------------------------
 Internet Software & Services--0.1%
 Yahoo!, Inc. 1
646,200        13,473,270
--------------------------------------------------------------------------------
 IT Consulting & Services--0.2%
 Cognizant Technology
 Solutions Corp. 1
213,757        15,005,741
--------------------------------------------------------------------------------
 Sungard Data
 Systems, Inc. 1
13,700           269,616

-------------

15,275,357

--------------------------------------------------------------------------------
 Office Electronics--0.3%
 Ikon Office
 Solutions, Inc.
166,700         1,168,567
--------------------------------------------------------------------------------
 Xerox Corp. 1
3,382,300        30,440,700

-------------

31,609,267

--------------------------------------------------------------------------------
 Semiconductor Equipment & Products--1.7%
 Atmel Corp. 1
1,151,100         2,025,936
--------------------------------------------------------------------------------
 Cabot
 Microelectronics
 Corp. 1
9,700           407,400
--------------------------------------------------------------------------------
 Cypress Semiconductor
 Corp. 1
198,200         1,270,462
--------------------------------------------------------------------------------
 Integrated Device
 Technology, Inc. 1
138,900         1,208,430
--------------------------------------------------------------------------------
 Intel Corp.
8,694,700       149,983,575
--------------------------------------------------------------------------------
 Silicon
 Laboratories, Inc. 1
257,200         6,975,264

-------------

161,871,067

--------------------------------------------------------------------------------
 Software--3.7%
 Amdocs Ltd. 1
791,700        10,395,021
--------------------------------------------------------------------------------
 Cadence Design
 Systems, Inc. 1
24,300           257,337
--------------------------------------------------------------------------------
 Citrix Systems, Inc. 1
319,200         3,830,400
--------------------------------------------------------------------------------
 Electronic Arts, Inc. 1
686,500        36,247,200

Market Value

Shares        See Note 1
--------------------------------------------------------------------------------
 Software Continued
 FactSet Research
 Systems, Inc.
61,400      $  1,571,226
--------------------------------------------------------------------------------
 Microsoft Corp.
9,502,000       225,197,400
--------------------------------------------------------------------------------
 Oracle Corp. 1
5,382,100        64,369,916
--------------------------------------------------------------------------------
 Sybase, Inc. 1
141,400         2,077,166
--------------------------------------------------------------------------------
 Symantec Corp. 1
90,000         3,642,300
--------------------------------------------------------------------------------
 Take-Two Interactive
 Software, Inc. 1
499,800        10,450,818

-------------

358,038,784

--------------------------------------------------------------------------------
 Materials--3.5%
--------------------------------------------------------------------------------
 Chemicals--1.3%
 Air Products &
 Chemicals, Inc.
17,800           689,928
--------------------------------------------------------------------------------
 Dow Chemical Co.
1,093,100        29,841,630
--------------------------------------------------------------------------------
 Du Pont (E.I.) de
 Nemours & Co.
1,005,682        36,878,359
--------------------------------------------------------------------------------
 Georgia Gulf Corp.
10,400           198,016
--------------------------------------------------------------------------------
 Hercules, Inc. 1
21,300           171,039
--------------------------------------------------------------------------------
 IMC Global, Inc.
465,100         4,097,531
--------------------------------------------------------------------------------
 International Flavors
 & Fragrances, Inc.
569,100        17,846,976
--------------------------------------------------------------------------------
 OM Group, Inc.
117,800           996,588
--------------------------------------------------------------------------------
 PPG Industries, Inc.
474,500        22,016,800
--------------------------------------------------------------------------------
 Praxair, Inc.
86,000         4,545,100
--------------------------------------------------------------------------------
 Rohm & Haas Co.
236,200         6,741,148

-------------

124,023,115

--------------------------------------------------------------------------------
 Containers & Packaging--0.3%
 Ball Corp.
435,800        23,219,424
--------------------------------------------------------------------------------
 Crown Holdings, Inc. 1
304,300         1,740,596
--------------------------------------------------------------------------------
 Owens-Illinois, Inc. 1
86,300           776,700
--------------------------------------------------------------------------------
 Sealed Air Corp. 1
53,400         1,936,818
--------------------------------------------------------------------------------
 Temple-Inland, Inc.
31,200         1,307,280

-------------

28,980,818

--------------------------------------------------------------------------------
 Metals & Mining--1.1%
 AK Steel Holding Corp. 1
12,500            68,625
--------------------------------------------------------------------------------
 Alcan, Inc.
1,299,400        36,928,948
--------------------------------------------------------------------------------
 Alcoa, Inc.
1,815,700        37,221,850
--------------------------------------------------------------------------------
 Barrick Gold Corp.
909,300        14,657,916
--------------------------------------------------------------------------------
 Newmont Mining
 Corp. (Holding Co.)
722,100        19,734,993

                       16 | OPPENHEIMER MAIN STREET FUND

Market Value

Shares        See Note 1
--------------------------------------------------------------------------------
 Metals & Mining Continued
 Quanex Corp.
17,800   $      562,480

--------------

109,174,812

--------------------------------------------------------------------------------
 Paper & Forest Products--0.8%
 Boise Cascade Corp.
49,900        1,203,588
--------------------------------------------------------------------------------
 International
 Paper Co.
1,135,200       39,766,056
--------------------------------------------------------------------------------
 Weyerhaeuser Co.
855,200       42,631,720

----------------

83,601,364

--------------------------------------------------------------------------------
 Telecommunication Services--4.0%
--------------------------------------------------------------------------------
 Diversified Telecommunication Services--3.5%
 BellSouth Corp.
3,702,000       80,222,340
--------------------------------------------------------------------------------
 Citizens
 Communications Co. 1
12,200          119,682
--------------------------------------------------------------------------------
 SBC Communications,
 Inc.
5,527,300      114,967,840
--------------------------------------------------------------------------------
 Sprint Corp.
 (Fon Group)
1,699,200       21,579,840
--------------------------------------------------------------------------------
 Verizon
 Communications, Inc.
3,673,910      127,043,808

----------------

343,933,510

--------------------------------------------------------------------------------
 Wireless Telecommunication Services--0.5%
 AT&T Corp.
2,631,120       48,780,965
--------------------------------------------------------------------------------
 Utilities--3.0%
--------------------------------------------------------------------------------
 Electric Utilities--2.9%
 CenterPoint Energy, Inc.
1,000            4,650
--------------------------------------------------------------------------------
 Consolidated Edison
 Co. of New York, Inc.
141,300        5,510,700
--------------------------------------------------------------------------------
 Constellation Energy
 Group, Inc.
794,300       20,826,546
--------------------------------------------------------------------------------
 DTE Energy Co.
204,900        8,491,056
--------------------------------------------------------------------------------
 Duke Energy Corp.
532,300        7,191,373
--------------------------------------------------------------------------------
 Edison International 1
312,000        3,856,320
--------------------------------------------------------------------------------
 Entergy Corp.
942,100       42,912,655
--------------------------------------------------------------------------------
 Exelon Corp.
1,453,075       71,418,636
--------------------------------------------------------------------------------
 FirstEnergy Corp.
1,516,700       44,742,650
--------------------------------------------------------------------------------
 FPL Group, Inc.
796,000       44,583,960
--------------------------------------------------------------------------------
 PG&E Corp. 1
336,100        4,285,275
--------------------------------------------------------------------------------
 Progress Energy, Inc.
490,400       19,076,560
--------------------------------------------------------------------------------
 Progress Energy, Inc.,
 Contingent Value
 Obligation 1,2
700,000           87,500
--------------------------------------------------------------------------------
 Puget Energy, Inc.
18,800          380,512

Market Value

Shares        See Note 1
--------------------------------------------------------------------------------
 Electric Utilities Continued
 Southern Co.
343,800   $    9,698,598
--------------------------------------------------------------------------------
 Texas Genco
 Holdings, Inc.
41,120          674,368
--------------------------------------------------------------------------------
 Wisconsin Energy
 Corp.
288,700        6,596,795

----------------

290,338,154

--------------------------------------------------------------------------------
 Gas Utilities--0.1%
 Kinder Morgan
 Management LLC
199,418        6,365,423
--------------------------------------------------------------------------------
 Nicor, Inc.
89,000        2,678,010

----------------

9,043,433
--------------------------------------------------------------------------------
 Total Common Stocks
 (Cost
$9,925,715,729)
9,641,404,513

--------------------------------------------------------------------------------
 Preferred Stocks--0.0%
 Wachovia Corp., Dividend
 Equalization Preferred
 Shares 1,2 (Cost $0)
100,000           10,000

                                                        Units
--------------------------------------------------------------------------------
 Rights, Warrants and Certificates--0.1%
 Dime Bancorp, Inc.
 Wts., Exp. 1/2/10 1
500,000           60,000
--------------------------------------------------------------------------------
 Paramount Energy
 Trust Rts., Exp. 3/10/03 1
908,352        5,152,084

----------------
 Total Rights, Warrants
 and Certificates
 (Cost
$3,125,384)
5,212,084

                                                    Principal
                                                       Amount
--------------------------------------------------------------------------------
 Short-Term Notes--0.7%
 Fairway Finance Corp.,
 1.35%, 3/3/03                                 $
18,790,000       18,788,591
--------------------------------------------------------------------------------
 Neptune Funding Corp.:
 1.31%, 3/21/03
25,000,000       24,981,806
 1.75%, 3/3/03
23,367,000       23,365,286

----------------
 Total Short-Term Notes
 (Cost
$67,135,683)
67,135,683

                       17 | OPPENHEIMER MAIN STREET FUND

STATMENT OF INVESTMENTS Unaudited / Continued

Principal      Market Value

Amount        See Note 1
--------------------------------------------------------------------------------
 Joint Repurchase Agreements--0.6%

 Undivided interest of 16.58% in joint
 repurchase agreement (Market Value
 $378,392,000) with Banc One Capital
 Markets, Inc., 1.31%, dated 2/28/03,
 to be repurchased at $62,728,847 on
 3/3/03, collateralized by U.S. Treasury
 Nts., 3%--5.625%, 8/31/03--5/15/08,
 with a value of $346,658,393 and U.S.
 Treasury Bonds, 3.625%, 3/31/04,
 with a value of $39,549,064
 (Cost $62,722,000)
$62,722,000      $   62,722,000
--------------------------------------------------------------------------------
 Total Investments,
 at Value
 (Cost $10,058,698,795)
99.7%      9,776,484,280
--------------------------------------------------------------------------------
 Other Assets
 Net of Liabilities
0.3          29,943,298

--------------------------------
 Net Assets
100.0%     $9,806,427,578

================================

Footnotes to Statement of Investments
1. Non-income producing security.
2. Identifies issues considered to be illiquid--See Note 6 of
Notes to Financial
Statements.
3. Affiliated company. Represents ownership of at least 5% of the voting
securities of the issuer, and is or was an affiliate, as
defined in the
Investment Company Act of 1940, at or during the period ended
February 28, 2003.
The aggregate fair value of securities of affiliated
companies held by the Fund
as of February 28, 2003 amounts to $38,856,303. Transactions during the period
in which the issuer was an affiliate are as follows:

Unrealized
                                  Shares
Gross          Gross              Shares    Appreciation
Dividend        Realized
                         August 31, 2002    Additions
Reductions   February 28, 2003  (Depreciation)     Income
Gain (Loss)
------------------------------------------------------------------------------------------------------------------------------------

Stocks and/or Warrants
Canadian 88 Energy Corp.       6,539,500           --
1,000,000           5,539,500    $ (8,153,135)  $     --   $
(1,813,839)
Frontier Oil Corp.             1,856,000           --
(13,900)          1,842,100      20,196,626
184,660         122,826

----------------------------------------

$ 12,043,491   $184,660   $  (1,691,013)

----------------------------------------

See accompanying Notes to Financial Statements.

                       18 | OPPENHEIMER MAIN STREET FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited

 February 28, 2003
------------------------------------------------------------------------------------------------------
 Assets

 Investments, at value--see accompanying statement:
 Unaffiliated companies (cost
$10,031,885,983)                                     $
9,737,627,977
 Affiliated companies (cost
$26,812,812)
38,856,303

-------------------

9,776,484,280
------------------------------------------------------------------------------------------------------

Cash
4,572,663
------------------------------------------------------------------------------------------------------
 Receivables and other assets:
 Investments
sold
42,021,227
 Interest and
dividends
20,595,093
 Shares of capital stock
sold
10,665,631

Other
342,296

-------------------
 Total
assets
9,854,681,190

------------------------------------------------------------------------------------------------------
 Liabilities

 Payables and other liabilities:
 Shares of capital stock
redeemed
21,277,822
 Investments
purchased
17,904,380
 Distribution and service plan
fees
4,013,665
 Shareholder
reports
2,531,813
 Transfer and shareholder servicing agent
fees                                              2,222,564
 Directors'
compensation
34,497

Other
268,871

-------------------
 Total
liabilities
48,253,612

------------------------------------------------------------------------------------------------------
 Net
Assets
$    9,806,427,578

===================

------------------------------------------------------------------------------------------------------
 Composition of Net Assets

 Par value of shares of capital
stock                                              $
3,972,227
------------------------------------------------------------------------------------------------------
 Additional paid-in
capital
12,598,097,366
------------------------------------------------------------------------------------------------------
 Undistributed net investment
income
9,180,270
------------------------------------------------------------------------------------------------------
 Accumulated net realized loss on investments and foreign
currency transactions        (2,522,607,770)
------------------------------------------------------------------------------------------------------
 Net unrealized depreciation on investments and translation
of assets
 and liabilities denominated in foreign
currencies                                       (282,214,515)

-------------------
 Net
Assets
$    9,806,427,578

===================

                       19 | OPPENHEIMER MAIN STREET FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited/Continued

--------------------------------------------------------------------------------
 Net Asset Value Per Share

 Class A Shares:
 Net asset value and redemption price per share (based on net assets of
 $5,763,311,314 and 230,921,667 shares of capital stock
outstanding)                                  $24.96
 Maximum offering price per share (net asset value plus sales
charge of 5.75% of offering price)      $26.48
------------------------------------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes applicable
contingent deferred
 sales charge) and offering price per share (based on net
assets of
 $2,744,808,307 and 113,129,853 shares of capital stock
outstanding)                                  $24.26
------------------------------------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes applicable
contingent deferred
 sales charge) and offering price per share (based on net
assets of
 $1,022,415,097 and 42,129,345 shares of capital stock
outstanding)                                   $24.27
------------------------------------------------------------------------------------------------------------
 Class N Shares:
 Net asset value, redemption price (excludes applicable
contingent deferred
 sales charge) and offering price per share (based on net
assets of $57,879,355
 and 2,337,538 shares of capital stock
outstanding)
$24.76
------------------------------------------------------------------------------------------------------------
 Class Y Shares:
 Net asset value, redemption price and offering price per
share (based on net
 assets of $218,013,505 and 8,704,343 shares of capital stock
outstanding)                            $25.05

 See accompanying Notes to Financial Statements.

                       20 | OPPENHEIMER MAIN STREET FUND

STATEMENT OF OPERATIONS Unaudited

 For the Six Months Ended February 28, 2003
--------------------------------------------------------------------------------------------------
 Investment Income

 Dividends:
 Unaffiliated companies (net of foreign withholding taxes of
$147,180)            $   102,608,014
 Affiliated
companies
184,660
--------------------------------------------------------------------------------------------------

Interest
1,483,161

----------------
 Total investment
income
104,275,835

--------------------------------------------------------------------------------------------------
 Expenses

 Management
fees
23,923,410
--------------------------------------------------------------------------------------------------
 Distribution and service plan fees:
 Class
A
7,404,277
 Class
B
15,256,452
 Class
C
5,471,807
 Class
N
129,571
--------------------------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Class
A
6,774,798
 Class
B
4,892,064
 Class
C
1,321,105
 Class
Y
497,052
--------------------------------------------------------------------------------------------------
 Shareholder
reports
1,913,244
--------------------------------------------------------------------------------------------------
 Custodian fees and
expenses
134,963
--------------------------------------------------------------------------------------------------
 Directors'
compensation
109,719
--------------------------------------------------------------------------------------------------

Other
581,295

----------------
 Total
expenses
68,409,757
 Less reduction to custodian
expenses
(8,743)
 Less voluntary waiver of transfer and shareholder servicing
agent fees--Class Y         (115,775)

----------------
 Net
expenses
68,285,239

--------------------------------------------------------------------------------------------------
 Net Investment
Income
35,990,596

--------------------------------------------------------------------------------------------------
 Realized and Unrealized Gain (Loss)

 Net realized loss on:
 Investments:
   Unaffiliated
companies
(744,258,777)
   Affiliated
companies
(1,691,013)
 Foreign currency
transactions
(1,218,409)

----------------
 Net realized
loss
(747,168,199)

--------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation (depreciation) on:

Investments
(426,197,058)
 Translation of assets and liabilities denominated in foreign
currencies                4,561,378

----------------
 Net
change
(421,635,680)

----------------
 Net realized and unrealized
loss
(1,168,803,879)

--------------------------------------------------------------------------------------------------
 Net Decrease in Net Assets Resulting from
Operations                             $(1,132,813,283)

----------------

 See accompanying Notes to Financial Statements.

                       21 | OPPENHEIMER MAIN STREET FUND

STATEMENTS OF CHANGES IN NET ASSETS

Six Months                   Year

Ended                  Ended

February 28, 2003             August 31,

(Unaudited)                   2002
----------------------------------------------------------------------------------------------------
 Operations

 Net investment income
$    35,990,596        $    24,095,867
----------------------------------------------------------------------------------------------------
 Net realized
loss
(747,168,199)        (1,063,797,316)
----------------------------------------------------------------------------------------------------
 Net change in unrealized
depreciation                          (421,635,680)
(813,793,592)
 Net decrease in net assets resulting from operations
(1,132,813,283)        (1,853,495,041)

----------------------------------------------------------------------------------------------------
 Dividends and/or Distributions to Shareholders

 Dividends from net investment income:
 Class
A
(44,773,395)           (15,028,867)
 Class
B
--                     --
 Class
C
--                     --
 Class
N
(497,142)               (58,345)
 Class
Y
(1,922,981)              (828,141)
----------------------------------------------------------------------------------------------------
 Distributions from net realized gain:
 Class
A
--            (12,132,399)
 Class
B
--             (8,545,003)
 Class
C
--             (2,567,066)
 Class
N
--                (25,114)
 Class
Y
--               (369,634)

----------------------------------------------------------------------------------------------------
 Capital Stock Transactions

 Net increase (decrease) in net assets resulting from capital stock
 transactions:
 Class
A
5,837,150            148,547,544
 Class
B
(424,852,216)        (1,269,705,682)
 Class
C
(54,327,404)          (160,436,307)
 Class
N
19,939,315             41,677,838
 Class
Y
17,775,801             34,202,372

----------------------------------------------------------------------------------------------------
 Net Assets

 Total decrease
(1,615,634,155)        (3,098,763,845)
----------------------------------------------------------------------------------------------------
 Beginning of period
11,422,061,733         14,520,825,578

-----------------------------------------
 End of period [including undistributed net investment
 income of $9,180,270 and $20,383,192, respectively]
$ 9,806,427,578        $11,422,061,733

=========================================

 See accompanying Notes to Financial Statements.

                       22 | OPPENHEIMER MAIN STREET FUND

FINANCIAL HIGHLIGHTS

                                              Six
Months
Year

Ended
Ended
                                       February 28,
2003
August 31,
 Class A
(Unaudited)            2002        2001        2000
1999          1998
----------------------------------------------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period            $
27.90         $ 32.15     $ 45.41     $ 42.89     $
32.32       $ 33.87
----------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income
..13             .16         .14         .21
..19           .29
 Net realized and unrealized gain (loss)
(2.88)          (4.29)     (11.18)       6.79
12.03           .99

------------------------------------------------------------------------------
 Total from investment operations
(2.75)          (4.13)     (11.04)       7.00
12.22          1.28
----------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income
(.19)           (.07)       (.12)         --
(.15)         (.33)
 Distributions from net realized gain
--            (.05)      (2.10)      (4.48)
(1.50)        (2.50)

------------------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders
(.19)           (.12)      (2.22)      (4.48)
(1.65)        (2.83)
----------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period
$24.96          $27.90      $32.15      $45.41
$42.89        $32.32

==============================================================================

----------------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 1
(9.89)%       (12.90)%     (24.85)%     17.74%
38.62%         3.68%

----------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period
 (in thousands)                               $5,763,311
$6,443,983  $7,320,747  $9,264,943  $7,723,607    $4,932,817
----------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)            $6,094,340
$7,203,226  $7,954,409  $8,428,173  $6,721,568    $5,184,111
----------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income
1.01%           0.52%       0.47%       0.54%
0.50%         0.83%
 Expenses
0.98%           0.99%       0.86%       0.90%
0.91%         0.90% 3
----------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate
48%             78%         76%         73%
72%           81%

1. Assumes an investment on the business day before the first day of the fiscal
period, with all dividends and distributions reinvested in
additional shares on
the reinvestment date, and redemption at the net asset value calculated on the
last business day of the fiscal period. Sales charges are not reflected in the
total returns. Total returns are not annualized for periods
of less than one
full year.
2. Annualized for periods of less than one full year.
3. Expense ratio has been calculated without adjustment for
the reduction to
custodian expenses.

See accompanying Notes to Financial Statements.

                       23 | OPPENHEIMER MAIN STREET FUND

FINANCIAL HIGHLIGHTS Continued

                                             Six
Months
Year

Ended
Ended
                                      February 28,
2003
August 31,
 Class B
(Unaudited)         2002          2001          2000
1999          1998
------------------------------------------------------------------------------------------------------------------------------
 Per Share Operating
Data

 Net asset value, beginning of period          $ 27.04
$ 31.34       $ 44.50       $ 42.42       $ 32.07       $
33.66
------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment
operations:
 Net investment income (loss)
(.06)         (.20)         (.13)         (.08)
(.08)          .04
 Net realized and unrealized gain (loss)
(2.72)        (4.05)       (10.93)         6.64
11.93           .96

-------------------------------------------------------------------------------
 Total from investment operations
(2.78)        (4.25)       (11.06)         6.56
11.85          1.00
------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to
shareholders:
 Dividends from net investment income
--            --            --            --
--          (.09)
 Distributions from net realized gain
--          (.05)        (2.10)        (4.48)
(1.50)        (2.50)

-------------------------------------------------------------------------------
 Total dividends and/or
distributions
 to shareholders
--          (.05)        (2.10)        (4.48)
(1.50)        (2.59)
------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                 $24.26
$27.04        $31.34        $44.50        $42.42        $32.07

===============================================================================

------------------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 1             (10.28)%
(13.58)%      (25.39)%       16.84%        37.62%
2.86%

------------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental
Data

 Net assets, end of
period
 (in thousands)                             $2,744,808
$3,510,800    $5,404,510    $8,367,040    $7,072,718
$4,168,498
------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)          $3,072,357
$4,607,653    $6,630,335    $7,628,232    $5,930,303
$4,122,775
------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:
2
 Net investment income (loss)
0.16%        (0.25)%       (0.29)%       (0.22)%
(0.26)%        0.06%
 Expenses
1.83%         1.75%         1.61%         1.66%
1.66%         1.66% 3
------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate
48%           78%           76%           73%
72%           81%

1. Assumes an investment on the business day before the first day of the fiscal
period, with all dividends and distributions reinvested in
additional shares on
the reinvestment date, and redemption at the net asset value calculated on the
last business day of the fiscal period. Sales charges are not reflected in the
total returns. Total returns are not annualized for periods
of less than one
full year.
2. Annualized for periods of less than one full year.
3. Expense ratio has been calculated without adjustment for
the reduction to
custodian expenses.

See accompanying Notes to Financial Statements.

                       24 | OPPENHEIMER MAIN STREET FUND

                                         Six
Months
Year

Ended
Ended
                                  February 28,
2003
August 31,
 Class C                                (Unaudited)
2002              2001           2000           1999
1998
---------------------------------------------------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period       $ 27.03       $
31.33           $ 44.50        $ 42.41        $ 32.07       $
33.64
---------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                   .01
(.11)             (.11)          (.08)
(.09)          .03
 Net realized and unrealized gain (loss)      (2.77)
(4.14)           (10.96)          6.65
11.93           .98

-------------------------------------------------------------------------------------
 Total from investment operations             (2.76)
(4.25)           (11.07)          6.57
11.84          1.01
---------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income
--            --                --             --
--          (.08)
 Distributions from net realized gain            --
(.05)            (2.10)         (4.48)         (1.50)
(2.50)

-------------------------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                 --
(.05)            (2.10)         (4.48)         (1.50)
(2.58)
---------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period              $24.27
$27.03            $31.33         $44.50         $42.41
$32.07

=====================================================================================

---------------------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 1          (10.21)%
(13.58)%          (25.42)%        16.87%
37.59%         2.91%

---------------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period
 (in thousands)                          $1,022,415
$1,198,517        $1,562,452     $2,213,568     $1,850,787
$1,144,692
---------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)       $1,102,458
$1,432,566        $1,825,540     $2,004,263     $1,583,189
$1,184,355
---------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income (loss)                  0.24%
(0.24)%           (0.29)%        (0.23)%
(0.25)%        0.07%
 Expenses                                      1.75%
1.75%             1.61%          1.67%          1.66%
1.65% 3
---------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate
48%           78%               76%            73%
72%           81%

1. Assumes an investment on the business day before the first day of the fiscal
period, with all dividends and distributions reinvested in
additional shares on
the reinvestment date, and redemption at the net asset value calculated on the
last business day of the fiscal period. Sales charges are not reflected in the
total returns. Total returns are not annualized for periods
of less than one
full year.
2. Annualized for periods of less than one full year.
3. Expense ratio has been calculated without adjustment for
the reduction to
custodian expenses.

See accompanying Notes to Financial Statements.

                       25 | OPPENHEIMER MAIN STREET FUND

FINANCIAL HIGHLIGHTS Continued

Six Months                               Year

Ended                              Ended
                                                    February
28, 2003                         August 31,
 Class N
(Unaudited)               2002          2001 1
----------------------------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period
$ 27.72            $ 32.09         $ 34.36
----------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment
income
..14                .12             .02
 Net realized and unrealized
loss                               (2.86)
(4.31)          (2.29)

--------------------------------------------
 Total from investment
operations                               (2.72)
(4.19)          (2.27)
----------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment
income                            (.24)
(.13)             --
 Distributions from net realized
gain                              --
(.05)             --

--------------------------------------------
 Total dividends and/or distributions to
shareholders            (.24)              (.18)
--
----------------------------------------------------------------------------------------------------------
 Net asset value, end of
period                                $24.76
$27.72          $32.09

============================================

----------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value
2                             (9.86)%
(13.15)%         (6.61)%

----------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)
$57,879            $43,464          $7,641
----------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)
$52,337            $28,141          $2,672
----------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment
income
1.06%              0.28%           0.36%

Expenses
1.01%              1.24%           1.16%
----------------------------------------------------------------------------------------------------------
 Portfolio turnover
rate
48%                78%             76%

1. For the period from March 1, 2001 (inception of offering)
to August 31, 2001.
2. Assumes an investment on the business day before the first day of the fiscal
period (or inception of offering), with all dividends and
distributions
reinvested in additional shares on the reinvestment date, and redemption at the
net asset value calculated on the last business day of the
fiscal period. Sales
charges are not reflected in the total returns. Total returns are not annualized
for periods of less than one full year.
3. Annualized for periods of less than one full year.

See accompanying Notes to Financial Statements.

                       26 | OPPENHEIMER MAIN STREET FUND

                                               Six
Months
Year

Ended
Ended
                                        February 28,
2003
August 31,
 Class Y
(Unaudited)              2002          2001
2000         1999        1998
-----------------------------------------------------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period             $
28.02           $ 32.28       $ 45.64        $ 43.00      $
32.38     $ 33.94
-----------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income
..13               .19           .17            .24
..24         .38
 Net realized and unrealized gain (loss)
(2.86)            (4.28)       (11.22)          6.88
12.07         .97

----------------------------------------------------------------------------------
 Total from investment operations
(2.73)            (4.09)       (11.05)          7.12
12.31        1.35
-----------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income
(.24)             (.12)         (.21)            --
(.19)       (.41)
 Distributions from net realized gain
--              (.05)        (2.10)         (4.48)
(1.50)      (2.50)

----------------------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders
(.24)             (.17)        (2.31)         (4.48)
(1.69)      (2.91)
-----------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period
$25.05            $28.02        $32.28         $45.64
$43.00      $32.38

==================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 1
(9.81)%          (12.74)%      (24.76)%        18.00%
38.84%       3.88%

-----------------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)
$218,014          $225,298      $225,475       $260,289
$148,397     $53,063
-----------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)
$218,047          $227,835      $239,222       $205,586     $
99,155     $36,554
-----------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income
1.14%             0.74%         0.60%          0.77%
0.63%       1.02%
 Expenses
0.97%             0.92%         0.79% 3        0.66%
0.77%       0.67% 4
 Expenses, net of reduction to custodian
 expenses and/or voluntary waiver of
 transfer agent fees
0.86%             0.78%         0.73%          0.66%
0.77%       0.67%
-----------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate
48%               78%           76%            73%
72%         81%

1. Assumes an investment on the business day before the first day of the fiscal
period, with all dividends and distributions reinvested in
additional shares on
the reinvestment date, and redemption at the net asset value calculated on the
last business day of the fiscal period. Sales charges are not reflected in the
total returns. Total returns are not annualized for periods
of less than one
full year.
2. Annualized for periods of less than one full year.
3. Added since August 31, 2001 to reflect expenses before
reduction to custodian
expenses and voluntary waiver of transfer agent fees.
4. Expense ratio has been calculated without adjustment for
the reduction to
custodian expenses.

See accompanying Notes to Financial Statements.

                       27 | OPPENHEIMER MAIN STREET FUND

NOTES TO FINANCIAL STATEMENTS Unaudited

--------------------------------------------------------------------------------
 1. Significant Accounting Policies
 Oppenheimer Main Street Growth & Income Fund (the Fund) is a
separate series of
 Oppenheimer Main Street Funds, Inc., an open-end management investment company
 registered under the Investment Company Act of 1940, as
amended. The Fund's
 investment objective is to seek a high total return. The
Fund's investment
 advisor is OppenheimerFunds, Inc. (the Manager).
    The Fund offers Class A, Class B, Class C, Class N and
Class Y shares. Class
 A shares are sold at their offering price, which is normally net asset value
 plus a front-end sales charge. Class B, Class C and Class N shares are sold
 without a front-end sales charge but may be subject to a
contingent deferred
 sales charge (CDSC). Class N shares are sold only through
retirement plans.
 Retirement plans that offer Class N shares may impose
charges on those
 accounts. Class Y shares are sold to certain institutional
investors without
 either a front-end sales charge or a CDSC. All classes of
shares have identical
 rights and voting privileges. Earnings, net assets and net
asset value per
 share may differ by minor amounts due to each class having
its own expenses
 directly attributable to that class. Classes A, B, C and N
have separate
 distribution and/or service plans. No such plan has been
adopted for Class Y
 shares. Class B shares will automatically convert to Class A shares six years
 after the date of purchase.
    The following is a summary of significant accounting
policies consistently
 followed by the Fund.
--------------------------------------------------------------------------------
 Securities Valuation. Securities listed or traded on
National Stock Exchanges
 or other domestic or foreign exchanges are valued based on
the last sale price
 of the security traded on that exchange prior to the time
when the Fund's
 assets are valued. In the absence of a sale, the security is valued at the last
 sale price on the prior trading day, if it is within the
spread of the closing
 bid and asked prices, and if not, at the closing bid price.
Securities
 (including restricted securities) for which quotations are
not readily
 available are valued primarily using dealer-supplied
valuations, a portfolio
 pricing service authorized by the Board of Directors, or at their fair value.
 Fair value is determined in good faith under consistently
applied procedures
 under the supervision of the Board of Directors. Short-term
"money market type"
 debt securities with remaining maturities of sixty days or
less are valued at
 amortized cost (which approximates market value).
--------------------------------------------------------------------------------
 Foreign Currency Translation. The accounting records of the
Fund are maintained
 in U.S. dollars. Prices of securities denominated in foreign currencies are
 translated into U.S. dollars at the closing rates of
exchange. Amounts related
 to the purchase and sale of foreign securities and
investment income are
 translated at the rates of exchange prevailing on the
respective dates of such
 transactions.
    The effect of changes in foreign currency exchange rates
on investments is
 separately identified from the fluctuations arising from
changes in market
 values of securities held and reported with all other
foreign currency gains
 and losses in the Fund's Statement of Operations.

                       28 | OPPENHEIMER MAIN STREET FUND

--------------------------------------------------------------------------------
 Joint Repurchase Agreements. The Fund, along with other
affiliated funds of the
 Manager, may transfer uninvested cash balances into one or
more joint
 repurchase agreement accounts. These balances are invested
in one or more
 repurchase agreements, secured by U.S. government
securities. Securities
 pledged as collateral for repurchase agreements are held by a custodian bank
 until the agreements mature. Each agreement requires that
the market value of
 the collateral be sufficient to cover payments of interest
and principal;
 however, in the event of default by the other party to the
agreement, retention
 of the collateral may be subject to legal proceedings.
--------------------------------------------------------------------------------
 Allocation of Income, Expenses, Gains and Losses. Income,
expenses (other than
 those attributable to a specific class), gains and losses
are allocated daily
 to each class of shares based upon the relative proportion
of net assets
 represented by such class. Operating expenses directly
attributable to a
 specific class are charged against the operations of that
class.
--------------------------------------------------------------------------------
 Federal Taxes. The Fund intends to continue to comply with
provisions of the
 Internal Revenue Code applicable to regulated investment
companies and to
 distribute all of its taxable income, including any net
realized gain on
 investments not offset by capital loss carryforwards, if
any, to shareholders.
 Therefore, no federal income or excise tax provision is
required.
    As of February 28, 2003, the Fund had available for
federal income tax
 purposes an estimated unused capital loss carryforward of
$2,455,015,051. This
 estimated capital loss carryforward represents the
carryforward as of the end
 of the last fiscal year, increased for losses deferred under tax accounting
 rules for the current fiscal year and is increased or
decreased by capital
 losses or gains realized in the first six months of the
current fiscal year.
 During the period, the Fund used $0 of carryforward to
offset capital gains
 realized.

 As of August 31, 2002, the Fund had available for federal
income tax purposes
 an unused capital loss carryforward as follows:

                              Expiring
                              ---------------------------
                              2010           $878,523,150

--------------------------------------------------------------------------------
 Dividends and Distributions to Shareholders. Dividends and
distributions to
 shareholders, which are determined in accordance with income tax regulations,
 are recorded on the ex-dividend date.
--------------------------------------------------------------------------------
 Classification of Dividends and Distributions to
Shareholders. Net investment
 income (loss) and net realized gain (loss) may differ for
financial statement
 and tax purposes primarily because of the recognition of
certain foreign
 currency gains (losses) as ordinary income (loss) for tax
purposes. The
 character of dividends and distributions made during the
fiscal year from net
 investment income or net realized gains may differ from
their ultimate
 characterization for federal income tax purposes. Also, due to timing of
 dividends and distributions, the fiscal year in which
amounts are distributed
 may differ from the fiscal year in which the income or net
realized gain was
 recorded by the Fund.

                       29 | OPPENHEIMER MAIN STREET FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

--------------------------------------------------------------------------------
 1. Significant Accounting Policies Continued
 The tax character of distributions paid during the six
months ended February
 28, 2003 and the year ended August 31, 2002 was as follows:

                                      Six Months
Ended          Year Ended
                                     February 28, 2003
August 31, 2002

---------------------------------------------------------------
            Distributions paid from:
            Ordinary income              $  47,193,394
$  15,915,353
            Long-term capital gain
--          23,639,216
            Return of capital
--                  --

----------------------------------
            Total                        $
47,193,394         $39,554,569

==================================

--------------------------------------------------------------------------------
 Investment Income. Dividend income is recorded on the
ex-dividend date or upon
 ex-dividend notification in the case of certain foreign
dividends where the
 ex-dividend date may have passed. Non-cash dividends
included in dividend
 income, if any, are recorded at the fair market value of the securities
 received. Interest income, which includes accretion of
discount and
 amortization of premium, is accrued as earned.
--------------------------------------------------------------------------------
 Security Transactions. Security transactions are recorded on the trade date.
 Realized gains and losses on securities sold are determined on the basis of
 identified cost.
--------------------------------------------------------------------------------
 Other. The preparation of financial statements in conformity with accounting
 principles generally accepted in the United States of
America requires
 management to make estimates and assumptions that affect the reported amounts
 of assets and liabilities and disclosure of contingent
assets and liabilities
 at the date of the financial statements and the reported
amounts of income and
 expenses during the reporting period. Actual results could
differ from those
 estimates.

--------------------------------------------------------------------------------
 2. Shares of Capital Stock
 The Fund has authorized 840 million shares of $.01 par value capital stock of
 each class. Transactions in shares of capital stock were as follows:

                          Six Months Ended February 28,
2003           Year Ended August 31, 2002
                                  Shares
Amount           Shares              Amount
--------------------------------------------------------------------------------------------------

 Class A
 Sold                         27,202,970       $
714,020,129       57,015,786     $ 1,776,402,610
 Dividends and/or
 distributions reinvested      1,539,851
40,960,087          761,969          24,779,385
 Redeemed                    (28,824,725)
(749,143,066)     (54,472,499)     (1,652,634,451)

---------------------------------------------------------------------
 Net increase (decrease)         (81,904)      $
5,837,150        3,305,256     $   148,547,544

=====================================================================

--------------------------------------------------------------------------------------------------
 Class B
 Sold                          6,657,449       $
170,023,455       16,064,824     $   486,429,385
 Dividends and/or
 distributions reinvested             --
--          241,561           7,655,080
 Redeemed                    (23,382,430)
(594,875,671)     (58,925,314)     (1,763,790,147)

---------------------------------------------------------------------
 Net decrease                (16,724,981)
$(424,852,216)     (42,618,929)    $(1,269,705,682)

=====================================================================

                       30 | OPPENHEIMER MAIN STREET FUND

                          Six Months Ended February 28,
2003           Year Ended August 31, 2002
                                  Shares
Amount           Shares              Amount
--------------------------------------------------------------------------------------------------

 Class C
 Sold                          3,010,409       $
76,875,683        5,601,281       $ 168,931,421
 Dividends and/or
 distributions reinvested             --
--           66,833           2,117,929
 Redeemed                     (5,216,399)
(131,203,087)     (11,204,768)       (331,485,657)

---------------------------------------------------------------------
 Net decrease                 (2,205,990)      $
(54,327,404)      (5,536,654)      $(160,436,307)

=====================================================================

--------------------------------------------------------------------------------------------------
 Class N
 Sold                          1,038,924       $
26,842,357        1,587,930       $  49,389,515
 Dividends and/or
 distributions reinvested         18,620
491,777            2,577              83,453
 Redeemed                       (288,080)
(7,394,819)        (260,531)         (7,795,130)

---------------------------------------------------------------------
 Net increase                    769,464       $
19,939,315        1,329,976       $  41,677,838

=====================================================================

--------------------------------------------------------------------------------------------------
 Class Y
 Sold                          2,096,524       $
55,190,273        3,654,159       $ 113,685,089
 Dividends and/or
 distributions reinvested         71,957
1,919,814           36,629           1,194,830
 Redeemed                     (1,504,059)
(39,334,286)      (2,635,983)        (80,677,547)

---------------------------------------------------------------------
 Net increase                    664,422       $
17,775,801        1,054,805       $  34,202,372

=====================================================================

--------------------------------------------------------------------------------
 3. Purchases and Sales of Securities
 The aggregate cost of purchases and proceeds from sales of
securities, other
 than short-term obligations, for the six months ended
February 28, 2003, were
 $5,001,476,642 and $5,381,706,582, respectively.

--------------------------------------------------------------------------------
 4. Fees and Other Transactions with Affiliates
 Management Fees. Management fees paid to the Manager were in accordance with
 the investment advisory agreement with the Fund which
provides for a fee of
 0.65% of the first $200 million of average annual net assets of the Fund, 0.60%
 of the next $150 million, 0.55% of the next $150 million,
and 0.45% of average
 annual net assets in excess of $500 million.

--------------------------------------------------------------------------------
 Transfer Agent Fees. OppenheimerFunds Services (OFS), a
division of the
 Manager, acts as the transfer and shareholder servicing
agent for the Fund. The
 Fund pays OFS a $19.75 per account fee.
    Additionally, Class Y shares are subject to minimum fees
of $5,000 for
 assets of less than $10 million and $10,000 for assets of
$10 million or more.
 The Class Y shares are subject to the minimum fees in the
event that the per
 account fee does not equal or exceed the applicable minimum fees. OFS may
 voluntarily waive the minimum fees.
    OFS has voluntarily agreed to limit transfer and
shareholder servicing agent
 fees up to an annual rate of 0.35% of average annual net
assets for all
 classes. This undertaking may be amended or withdrawn at any time.

                       31 | OPPENHEIMER MAIN STREET FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

--------------------------------------------------------------------------------
 4. Fees and Other Transactions with Affiliates Continued
 Distribution and Service Plan (12b-1) Fees. Under its
General Distributor's
 Agreement with the Manager, OppenheimerFunds Distributor,
Inc. (the
 Distributor) acts as the Fund's principal underwriter in the continuous public
 offering of the different classes of shares of the Fund.

 The compensation paid to (or retained by) the Distributor
from the sale of
 shares or on the redemption of shares is shown in the table below for the
 period indicated.

                      Aggregate        Class A
Concessions           Concessions
Concessions          Concessions
                      Front-End      Front-End           on
Class A            on Class B           on Class C
on Class N
                  Sales Charges  Sales Charges
Shares                Shares
Shares               Shares
 Six Months          on Class A    Retained by
Advanced by           Advanced by          Advanced
by          Advanced by
 Ended                   Shares    Distributor
Distributor 1         Distributor 1        Distributor
1        Distributor 1
-----------------------------------------------------------------------------------------------------------------------------------

 February 28, 2003   $4,641,326       $951,479
$439,255            $5,213,040
$575,599             $182,165

 1. The Distributor advances concession payments to dealers
for certain sales of
 Class A shares and for sales of Class B, Class C and Class N shares from its
 own resources at the time of sale.

                                    Class A            Class
B             Class C             Class N
                                 Contingent
Contingent          Contingent          Contingent
                                   Deferred
Deferred            Deferred            Deferred
                              Sales Charges      Sales
Charges       Sales Charges       Sales Charges
 Six Months                     Retained by        Retained
by         Retained by         Retained by
 Ended                          Distributor
Distributor         Distributor         Distributor
-------------------------------------------------------------------------------------------------------

 February 28, 2003                  $63,906
$6,186,922             $55,902             $80,136

--------------------------------------------------------------------------------
 Service Plan for Class A Shares. The Fund has adopted a
Service Plan for Class
 A Shares. It reimburses the Distributor for a portion of its costs incurred for
 services provided to accounts that hold Class A shares.
Reimbursement is made
 quarterly at an annual rate of up to 0.25% of the average
annual net assets of
 Class A shares of the Fund. For the six months ended
February 28, 2003,
 payments under the Class A Plan totaled $7,404,277, all of
which were paid by
 the Distributor to recipients, and included $352,237 paid to an affiliate of
 the Manager. Any unreimbursed expenses the Distributor
incurs with respect to
 Class A shares in any fiscal year cannot be recovered in
subsequent years.

--------------------------------------------------------------------------------
 Distribution and Service Plans for Class B, Class C and
Class N Shares. The
 Fund has adopted Distribution and Service Plans for Class B,
Class C and Class
 N shares. Under the plans, the Fund pays the Distributor an annual asset-based
 sales charge of 0.75% per year on Class B shares and on
Class C shares and the
 Fund pays the Distributor an annual asset-based sales charge of 0.25% per year
 on Class N shares. The Distributor also receives a service
fee of 0.25% per
 year under each plan.

 Distribution fees paid to the Distributor for the six months ended February 28,
 2003, were as follows:

Distributor's

Distributor's          Aggregate

Aggregate       Unreimbursed

Unreimbursed      Expenses as %
                        Total Payments          Amount
Retained               Expenses      of Net Assets
                            Under Plan           by
Distributor             Under Plan           of Class
---------------------------------------------------------------------------------------------------------

 Class B Plan              $15,256,452
$11,702,117            $64,036,926               2.33%
 Class C Plan                5,471,807
744,061             24,905,201               2.44
 Class N Plan                  129,571
114,483              1,203,533               2.08

                       32 | OPPENHEIMER MAIN STREET FUND

--------------------------------------------------------------------------------
 5. Foreign Currency Contracts
 A foreign currency contract is a commitment to purchase or
sell a foreign
 currency at a future date, at a negotiated rate. The Fund
may enter into
 foreign currency contracts for operational purposes and to
seek to protect
 against adverse exchange rate fluctuations. Risks to the
Fund include the
 potential inability of the counterparty to meet the terms of the contract.
    The net U.S. dollar value of foreign currency underlying
all contractual
 commitments held by the Fund and the resulting unrealized
appreciation or
 depreciation are determined using foreign currency exchange rates as provided
 by a reliable bank, dealer or pricing service. Unrealized
appreciation and
 depreciation on foreign currency contracts are reported in
the Statement of
 Assets and Liabilities as a receivable or payable and in the
Statement of
 Operations with the change in unrealized appreciation or
depreciation.
    The Fund may realize a gain or loss upon the closing or
settlement of the
 foreign currency transactions. Such realized gains and
losses are reported with
 all other foreign currency gains and losses in the Statement of Operations.

--------------------------------------------------------------------------------
 6. Illiquid Securities
 As of February 28, 2003, investments in securities included issues that are
 illiquid. A security may be considered illiquid if it lacks a readily available
 market or if its valuation has not changed for a certain
period of time. The
 Fund intends to invest no more than 10% of its net assets
(determined at the
 time of purchase and reviewed periodically) in illiquid
securities. The
 aggregate value of illiquid securities subject to this
limitation as of
 February 28, 2003 was $97,500, which represents less than
0.01% of the Fund's
 net assets.

--------------------------------------------------------------------------------
 7. Bank Borrowings
 The Fund had the ability to borrow from a bank for temporary or emergency
 purposes provided asset coverage for borrowings exceeded
300%. The Fund and
 other Oppenheimer funds participated in a $400 million
unsecured line of credit
 with a bank. Under that unsecured line of credit, interest
was charged to each
 fund, based on its borrowings, at a rate equal to the
Federal Funds Rate plus
 0.45%. Under that credit facility, the Fund paid a
commitment fee equal to its
 pro rata share of the average unutilized amount of the
credit facility at a
 rate of 0.08% per annum. The credit facility was terminated on November 12,
 2002.
    The Fund had no borrowings through November 12, 2002.

                                     A-5
                                  Appendix A

RATINGS DEFINITIONS
-------------------

Below are summaries of the rating definitions used by the
nationally-recognized rating agencies listed below. Those ratings represent the opinion of the agency as to the credit quality of issues that they rate.
The summaries below are based upon publicly-available information provided by the rating organizations.

Moody's Investors Service, Inc.
------------------------------------------------------------------------------

Long-Term (Taxable) Bond Ratings

Aaa: Bonds rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, the changes that can be expected are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds rated Aa are judged to be of high quality by all standards.
Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as with Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than those of Aaa securities.

A: Bonds rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds rated Baa are considered medium grade obligations; that is, they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and have speculative characteristics as well.

Ba: Bonds rated Ba are judged to have speculative elements. Their future cannot be considered well-assured. Often the protection of interest and principal payments may be very moderate and not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds rated B generally lack characteristics of desirable investment.
Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds rated Caa are of poor standing and may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds rated Ca represent obligations which are speculative in a high degree and are often in default or have other marked shortcomings.

C: Bonds rated C are the lowest class of rated bonds and can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier "1" indicates that the obligation ranks in the higher end of its category; the modifier "2"
indicates a mid-range ranking and the modifier "3" indicates a ranking in the lower end of the category.

Short-Term Ratings - Taxable Debt

These ratings apply to the ability of issuers to repay punctually senior debt obligations having an original maturity not exceeding one year:

Prime-1: Issuer has a superior ability for repayment of senior short-term debt obligations.

Prime-2: Issuer has a strong ability for repayment of senior short-term debt obligations. Earnings trends and coverage, while sound, may be subject to variation. Capitalization characteristics, while appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3: Issuer has an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime: Issuer does not fall within any Prime rating category.

Standard & Poor's Rating Services
------------------------------------------------------------------------------

Long-Term Credit Ratings

AAA: Bonds rated "AAA" have the highest rating assigned by Standard & Poor's.
The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA: Bonds rated "AA" differ from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A: Bonds rated "A" are somewhat more susceptible to adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB: Bonds rated BBB exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Bonds rated BB, B, CCC, CC and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and
C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: Bonds rated BB are less vulnerable to nonpayment than other speculative issues. However, these face major uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B: A bond rated B is more vulnerable to nonpayment than an obligation rated
BB, but the obligor currently has the capacity to meet its financial commitment on the obligation.

CCC: A bond rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.
CC: An obligation rated CC is currently highly vulnerable to nonpayment.

C: The C rating may used where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D: Bonds rated D are in default. Payments on the obligation are not being made on the date due.

The ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.
The "r" symbol is attached to the ratings of instruments with significant noncredit risks.

Short-Term Issue Credit Ratings

A-1: Rated in the highest category. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, a plus (+) sign designation indicates the issuer's capacity to meet its financial obligation is very strong.

A-2: Obligation is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3: Exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B: Regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation. However, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C: Currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D: In payment default. Payments on the obligation have not been made on the due date. The rating may also be used if a bankruptcy petition has been filed or similar actions jeopardize payments on the obligation.

Fitch, Inc.
------------------------------------------------------------------------------

International Long-Term Credit Ratings

Investment Grade:
AAA: Highest Credit Quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in the case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very High Credit Quality. "AA" ratings denote a very low expectation of credit risk. They indicate a very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High Credit Quality. "A" ratings denote a low expectation of credit risk.
The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB: Good Credit Quality. "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade:

BB: Speculative. "BB" ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time. However, business or financial alternatives may be available to allow financial commitments to be met. Securities rates in this category are not investment grade.

B: Highly Speculative. "B" ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met. However, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC C: High Default Risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A "CC" rating indicates that default of some kind appears probable. "C" ratings signal imminent default.

DDD, DD, and D: Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. `DDD' obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. `DD' indicates potential recoveries in the range of 50%-90%, and
`D' the lowest recovery potential, i.e., below 50%.

Entities rated in this category have defaulted on some or all of their obligations. Entities rated `DDD' have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated `DD' and `D' are generally undergoing a formal reorganization or liquidation process; those rated `DD' are likely to satisfy a higher portion of their outstanding obligations, while entities rated `D'
have a poor prospect for repaying all obligations.

Plus (+) and minus (-) signs may be appended to a rating symbol to denote relative status within the major rating categories. Plus and minus signs are not added to the "AAA" category or to categories below "CCC," nor to short-term ratings other than "F1" (see below).

International Short-Term Credit Ratings

F1: Highest credit quality. Strongest capacity for timely payment of financial commitments. May have an added "+" to denote any exceptionally strong credit feature.

F2:  Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of higher ratings.

F3:  Fair credit quality. Capacity for timely payment of financial commitments is adequate. However, near-term adverse changes could result in a reduction to non-investment grade.

B:  Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C:   High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D:   Default. Denotes actual or imminent payment default.

                                     B-1
                                  Appendix B

                           Industry Classifications
                           ------------------------

Aerospace & Defense                Household Durables
Air Freight & Couriers             Household Products
Airlines                           Industrial Conglomerates
Auto Components                    Insurance
Automobiles                        Internet & Catalog Retail
Banks                              Internet Software & Services
Beverages                          Information Technology Consulting &
                                   Services
Biotechnology                      Leisure Equipment & Products
Building Products                  Machinery
Chemicals                          Marine
Commercial Services & Supplies     Media
Communications Equipment           Metals & Mining
Computers & Peripherals            Multiline Retail
Construction & Engineering         Multi-Utilities
Construction Materials             Office Electronics
Containers & Packaging             Oil & Gas
Distributors                       Paper & Forest Products
Diversified Financials             Personal Products
Diversified Telecommunication      Pharmaceuticals
Services
Electric Utilities                 Real Estate
Electrical Equipment               Road & Rail
Electronic Equipment & Instruments Semiconductor Equipment & Products
Energy Equipment & Services        Software
Food & Drug Retailing              Specialty Retail
Food Products                      Textiles & Apparel
Gas Utilities                      Tobacco
Health Care Equipment & Supplies   Trading Companies & Distributors
Health Care Providers & Services   Transportation Infrastructure
Hotels Restaurants & Leisure       Water Utilities
                                   Wireless Telecommunication Services

                                     C-13
                                  Appendix C

OppenheimerFunds Special Sales Charge Arrangements and Waivers
--------------------------------------------------------------

In certain cases, the initial sales charge that applies to purchases of Class
A shares1 of the Oppenheimer funds or the contingent deferred sales charge that may apply to Class A, Class B or Class C shares may be waived.2  That is because of the economies of sales efforts realized by OppenheimerFunds
Distributor, Inc., (referred to in this document as the "Distributor"), or by dealers or other financial institutions that offer those shares to certain classes of investors.

Not all waivers apply to all funds. For example, waivers relating to
Retirement Plans do not apply to Oppenheimer municipal funds, because shares of those funds are not available for purchase by or on behalf of retirement plans. Other waivers apply only to shareholders of certain funds.

For the purposes of some of the waivers described below and in the Prospectus and Statement of Additional Information of the applicable Oppenheimer funds, the term "Retirement Plan" refers to the following types of plans:
         1) plans qualified under Sections 401(a) or 401(k) of the Internal
            Revenue Code,
         2) non-qualified deferred compensation plans,
         3) employee benefit plans3
         4) Group Retirement Plans4
         5) 403(b)(7) custodial plan accounts
         6) Individual Retirement Accounts ("IRAs"), including traditional
            IRAs, Roth IRAs, SEP-IRAs, SARSEPs or SIMPLE plans

The interpretation of these provisions as to the applicability of a special arrangement or waiver in a particular case is in the sole discretion of the
Distributor or the transfer agent (referred to in this document as the
"Transfer Agent") of the particular Oppenheimer fund. These waivers and special arrangements may be amended or terminated at any time by a particular fund, the Distributor, and/or OppenheimerFunds, Inc. (referred to in this document as the "Manager").

Waivers that apply at the time shares are redeemed must be requested by the shareholder and/or dealer in the redemption request.

 Applicability of Class A Contingent Deferred Sales Charges in Certain Cases
------------------------------------------------------------------------------

Purchases of Class A Shares of Oppenheimer Funds That Are Not Subject to
Initial Sales Charge but May Be Subject to the Class A Contingent Deferred
Sales Charge (unless a waiver applies).

      There is no initial sales charge on purchases of Class A shares of any of the Oppenheimer funds in the cases listed below. However, these purchases may be subject to the Class A contingent deferred sales charge if redeemed within 18 months (24 months in the case of Oppenheimer Rochester National
Municipals and Rochester Fund Municipals) of the beginning of the calendar month of their purchase, as described in the Prospectus (unless a waiver described elsewhere in this Appendix applies to the redemption).
Additionally, on shares purchased under these waivers that are subject to the
Class A contingent deferred sales charge, the Distributor will pay the applicable concession described in the Prospectus under "Class A Contingent
Deferred Sales Charge."5 This waiver provision applies to:
      Purchases of Class A shares aggregating $1 million or more.
      Purchases of Class A shares by a Retirement Plan that was permitted to purchase such shares at net asset value but subject to a contingent deferred sales charge prior to March 1, 2001. That included plans
         (other than IRA or 403(b)(7) Custodial Plans) that: 1) bought shares costing $500,000 or more, 2) had at the time of purchase 100 or more eligible employees or total plan assets of $500,000 or more, or 3)
         certified to the Distributor that it projects to have annual plan purchases of $200,000 or more.
      Purchases by an OppenheimerFunds-sponsored Rollover IRA, if the purchases are made:
         1) through a broker, dealer, bank or registered investment adviser that has made special arrangements with the Distributor for those purchases, or
         2) by a direct rollover of a distribution from a qualified
            Retirement Plan if the administrator of that Plan has made special arrangements with the Distributor for those purchases.
      Purchases of Class A shares by Retirement Plans that have any of the following record-keeping arrangements:
         1) The record keeping is performed by Merrill Lynch Pierce Fenner &
            Smith, Inc. ("Merrill Lynch") on a daily valuation basis for the
            Retirement Plan. On the date the plan sponsor signs the
            record-keeping service agreement with Merrill Lynch, the Plan must have $3 million or more of its assets invested in (a) mutual funds, other than those advised or managed by Merrill Lynch
            Investment Management, L.P. ("MLIM"), that are made available under a Service Agreement between Merrill Lynch and the mutual fund's principal underwriter or distributor, and  (b)  funds advised or managed by MLIM (the funds described in (a) and (b)
            are referred to as "Applicable Investments").
         2) The record keeping for the Retirement Plan is performed on a daily valuation basis by a record keeper whose services are provided under a contract or arrangement between the Retirement
            Plan and Merrill Lynch. On the date the plan sponsor signs the record keeping service agreement with Merrill Lynch, the Plan must have $3 million or more of its assets (excluding assets invested in money market funds) invested in Applicable
            Investments.
         3) The record keeping for a Retirement Plan is handled under a service agreement with Merrill Lynch and on the date the plan sponsor signs that agreement, the Plan has 500 or more eligible employees (as determined by the Merrill Lynch plan conversion manager).

            Waivers of Class A Sales Charges of Oppenheimer Funds
------------------------------------------------------------------------------

A. Waivers of Initial and Contingent Deferred Sales Charges for Certain
Purchasers.

Class A shares purchased by the following investors are not subject to any
Class A sales charges (and no concessions are paid by the Distributor on such purchases):
      The Manager or its affiliates.
      Present or former officers, directors, trustees and employees (and their "immediate families") of the Fund, the Manager and its affiliates, and retirement plans established by them for their employees. The term "immediate family" refers to one's spouse, children, grandchildren, grandparents, parents, parents-in-law, brothers and sisters, sons- and daughters-in-law, a sibling's spouse, a spouse's siblings, aunts, uncles, nieces and nephews;
         relatives by virtue of a remarriage (step-children, step-parents, etc.) are included.
      Registered management investment companies, or separate accounts of insurance companies having an agreement with the Manager or the
         Distributor for that purpose.
      Dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees.
      Employees and registered representatives (and their spouses) of dealers or brokers described above or financial institutions that have entered into sales arrangements with such dealers or brokers (and which are identified as such to the Distributor) or with the
         Distributor. The purchaser must certify to the Distributor at the time of purchase that the purchase is for the purchaser's own account (or for the benefit of such employee's spouse or minor children).
      Dealers, brokers, banks or registered investment advisors that have entered into an agreement with the Distributor providing
         specifically for the use of shares of the Fund in particular investment products made available to their clients. Those clients may be charged a transaction fee by their dealer, broker, bank or advisor for the purchase or sale of Fund shares.
      Investment advisors and financial planners who have entered into an agreement for this purpose with the Distributor and who charge an advisory, consulting or other fee for their services and buy shares for their own accounts or the accounts of their clients.
      "Rabbi trusts" that buy shares for their own accounts, if the purchases are made through a broker or agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.
      Clients of investment advisors or financial planners (that have entered into an agreement for this purpose with the Distributor) who buy shares for their own accounts may also purchase shares without sales charge but only if their accounts are linked to a master account of their investment advisor or financial planner on the books and records of the broker, agent or financial intermediary with which the Distributor has made such special arrangements . Each of these investors may be charged a fee by the broker, agent or financial intermediary for purchasing shares.
      Directors, trustees, officers or full-time employees of OpCap Advisors or its affiliates, their relatives or any trust, pension, profit sharing or other benefit plan which beneficially owns shares for those persons.
      Accounts for which Oppenheimer Capital (or its successor) is the investment advisor (the Distributor must be advised of this arrangement) and persons who are directors or trustees of the company or trust which is the beneficial owner of such accounts.
      A unit investment trust that has entered into an appropriate agreement with the Distributor.
      Dealers, brokers, banks, or registered investment advisers that have entered into an agreement with the Distributor to sell shares to defined contribution employee retirement plans for which the dealer, broker or investment adviser provides administration services.
      Retirement Plans and deferred compensation plans and trusts used to fund those plans (including, for example, plans qualified or created under sections 401(a), 401(k), 403(b) or 457 of the Internal Revenue
         Code), in each case if those purchases are made through a broker, agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.
      A TRAC-2000 401(k) plan (sponsored by the former Quest for Value
         Advisors) whose Class B or Class C shares of a Former Quest for
         Value Fund were exchanged for Class A shares of that Fund due to the termination of the Class B and Class C TRAC-2000 program on November
         24, 1995.
      A qualified Retirement Plan that had agreed with the former Quest for
         Value Advisors to purchase shares of any of the Former Quest for
         Value Funds at net asset value, with such shares to be held through
         DCXchange, a sub-transfer agency mutual fund clearinghouse, if that arrangement was consummated and share purchases commenced by
         December 31, 1996.

B. Waivers of Initial and Contingent Deferred Sales Charges in Certain
Transactions.

Class A shares issued or purchased in the following transactions are not subject to sales charges (and no concessions are paid by the Distributor on such purchases):
      Shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Fund is a party.
      Shares purchased by the reinvestment of dividends or other distributions reinvested from the Fund or other Oppenheimer funds
         (other than Oppenheimer Cash Reserves) or unit investment trusts for which reinvestment arrangements have been made with the Distributor.
      Shares purchased through a broker-dealer that has entered into a special agreement with the Distributor to allow the broker's customers to purchase and pay for shares of Oppenheimer funds using the proceeds of shares redeemed in the prior 30 days from a mutual fund (other than a fund managed by the Manager or any of its subsidiaries) on which an initial sales charge or contingent deferred sales charge was paid. This waiver also applies to shares purchased by exchange of shares of Oppenheimer Money Market Fund,
         Inc. that were purchased and paid for in this manner. This waiver must be requested when the purchase order is placed for shares of the Fund, and the Distributor may require evidence of qualification for this waiver.
      Shares purchased with the proceeds of maturing principal units of any
         Qualified Unit Investment Liquid Trust Series.
      Shares purchased by the reinvestment of loan repayments by a participant in a Retirement Plan for which the Manager or an affiliate acts as sponsor.

C. Waivers of the Class A Contingent Deferred Sales Charge for Certain
Redemptions.

The Class A contingent deferred sales charge is also waived if shares that would otherwise be subject to the contingent deferred sales charge are redeemed in the following cases:
      To make Automatic Withdrawal Plan payments that are limited annually to no more than 12% of the account value adjusted annually.
      Involuntary redemptions of shares by operation of law or involuntary redemptions of small accounts (please refer to "Shareholder Account
         Rules and Policies," in the applicable fund Prospectus).
      For distributions from Retirement Plans, deferred compensation plans or other employee benefit plans for any of the following purposes:
         1) Following the death or disability (as defined in the Internal
            Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was
            established.
         2) To return excess contributions.
         3) To return contributions made due to a mistake of fact.
         4) Hardship withdrawals, as defined in the plan.6
         5) Under a Qualified Domestic Relations Order, as defined in the
            Internal Revenue Code, or, in the case of an IRA, a divorce or separation agreement described in Section 71(b) of the Internal
            Revenue Code.
         6) To meet the minimum distribution requirements of the Internal
            Revenue Code.
         7) To make "substantially equal periodic payments" as described in
            Section 72(t) of the Internal Revenue Code.
         8) For loans to participants or beneficiaries.
         9) Separation from service.7
         10)      Participant-directed redemptions to purchase shares of a
            mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) if the plan has made special
            arrangements with the Distributor.
         11)      Plan termination or "in-service distributions," if the
            redemption proceeds are rolled over directly to an
            OppenheimerFunds-sponsored IRA.
      For distributions from 401(k) plans sponsored by broker-dealers that have entered into a special agreement with the Distributor allowing this waiver.
      For distributions from retirement plans that have $10 million or more in plan assets and that have entered into a special agreement with the Distributor.
      For distributions from retirement plans which are part of a retirement plan product or platform offered by certain banks, broker-dealers, financial advisors, insurance companies or record keepers which have entered into a special agreement with the Distributor.

   Waivers of Class B, Class C and Class N Sales Charges of Oppenheimer Funds
--------------------------------------------------------------------------------

The Class B, Class C and Class N contingent deferred sales charges will not be applied to shares purchased in certain types of transactions or redeemed in certain circumstances described below.

A. Waivers for Redemptions in Certain Cases.

The Class B, Class C and Class N contingent deferred sales charges will be waived for redemptions of shares in the following cases:
      Shares redeemed involuntarily, as described in "Shareholder Account
         Rules and Policies," in the applicable Prospectus.
      Redemptions from accounts other than Retirement Plans following the death or disability of the last surviving shareholder. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the Social Security Administration.
      The contingent deferred sales charges are generally not waived following the death or disability of a grantor or trustee for a trust account. The contingent deferred sales charges will only be waived in the limited case of the death of the trustee of a grantor trust or revocable living trust for which the trustee is also the sole beneficiary. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the Social Security
         Administration.
      Distributions from accounts for which the broker-dealer of record has entered into a special agreement with the Distributor allowing this waiver.
      Redemptions of Class B shares held by Retirement Plans whose records are maintained on a daily valuation basis by Merrill Lynch or an independent record keeper under a contract with Merrill Lynch.
      Redemptions of Class C shares of Oppenheimer U.S. Government Trust from accounts of clients of financial institutions that have entered into a special arrangement with the Distributor for this purpose.
      Redemptions requested in writing by a Retirement Plan sponsor of Class
         C shares of an Oppenheimer fund in amounts of $500,000 or more and made more than 12 months after the Retirement Plan's first purchase of Class C shares, if the redemption proceeds are invested in Class
         N shares of one or more Oppenheimer funds.
      Distributions8 from Retirement Plans or other employee benefit plans for any of the following purposes:
         1) Following the death or disability (as defined in the Internal
            Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was
            established in an Oppenheimer fund.
         2) To return excess contributions made to a participant's account.
         3) To return contributions made due to a mistake of fact.
         4) To make hardship withdrawals, as defined in the plan.9
         5) To make distributions required under a Qualified Domestic
            Relations Order or, in the case of an IRA, a divorce or
            separation agreement described in Section 71(b) of the Internal
            Revenue Code.
         6) To meet the minimum distribution requirements of the Internal
            Revenue Code.
         7) To make "substantially equal periodic payments" as described in
            Section 72(t) of the Internal Revenue Code.
         8) For loans to participants or beneficiaries.10
         9) On account of the participant's separation from service.11
         10)      Participant-directed redemptions to purchase shares of a
            mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) offered as an investment option in a
            Retirement Plan if the plan has made special arrangements with the Distributor.
         11)      Distributions made on account of a plan termination or
            "in-service" distributions, if the redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored IRA.
         12)      For distributions from a participant's account under an
            Automatic Withdrawal Plan after the participant reaches age 59 1/2, as long as the aggregate value of the distributions does not exceed 10% of the account's value, adjusted annually.
         13)      Redemptions of Class B shares under an Automatic Withdrawal
            Plan for an account other than a Retirement Plan, if the
            aggregate value of the redeemed shares does not exceed 10% of the account's value, adjusted annually.
         14)      For distributions from 401(k) plans sponsored by
            broker-dealers that have entered into a special arrangement with the Distributor allowing this waiver.
      Redemptions of Class B shares or Class C shares under an Automatic
         Withdrawal Plan from an account other than a Retirement Plan if the aggregate value of the redeemed shares does not exceed 10% of the account's value annually.

B. Waivers for Shares Sold or Issued in Certain Transactions.

The contingent deferred sales charge is also waived on Class B and Class C shares sold or issued in the following cases:
      Shares sold to the Manager or its affiliates.
      Shares sold to registered management investment companies or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose.
      Shares issued in plans of reorganization to which the Fund is a party.
      Shares sold to present or former officers, directors, trustees or employees (and their "immediate families" as defined above in
         Section I.A.) of the Fund, the Manager and its affiliates and retirement plans established by them for their employees.

  Special Sales Charge Arrangements for Shareholders of Certain Oppenheimer
            Funds Who Were Shareholders of Former Quest for Value Funds
------------------------------------------------------------------------------

The initial and contingent deferred sales charge rates and waivers for Class
A, Class B and Class C shares described in the Prospectus or Statement of
Additional Information of the Oppenheimer funds are modified as described below for certain persons who were shareholders of the former Quest for Value
Funds.  To be eligible, those persons must have been shareholders on November
24, 1995, when OppenheimerFunds, Inc. became the investment advisor to those former Quest for Value Funds.  Those funds include:
   Oppenheimer Quest Value Fund, Inc.           Oppenheimer Small Cap Value
   Fund
   Oppenheimer Quest Balanced Value Fund        Oppenheimer Quest Global
   Value Fund, Inc.
   Oppenheimer Quest Opportunity Value Fund

      These arrangements also apply to shareholders of the following funds when they merged (were reorganized) into various Oppenheimer funds on
November 24, 1995:

   Quest for Value U.S. Government Income Fund  Quest for Value New York
   Tax-Exempt Fund
   Quest for Value Investment Quality Income Fund     Quest for Value
   National Tax-Exempt Fund
   Quest for Value Global Income Fund     Quest for Value California
   Tax-Exempt Fund

      All of the funds listed above are referred to in this Appendix as the
"Former Quest for Value Funds."  The waivers of initial and contingent deferred sales charges described in this Appendix apply to shares of an
Oppenheimer fund that are either:
      acquired by such shareholder pursuant to an exchange of shares of an
         Oppenheimer fund that was one of the Former Quest for Value Funds,
         or
      purchased by such shareholder by exchange of shares of another
         Oppenheimer fund that were acquired pursuant to the merger of any of the Former Quest for Value Funds into that other Oppenheimer fund on
         November 24, 1995.

A. Reductions or Waivers of Class A Sales Charges.

      Reduced Class A Initial Sales Charge Rates for Certain Former Quest for
Value Funds Shareholders.

Purchases by Groups and Associations.  The following table sets forth the initial sales charge rates for Class A shares purchased by members of
"Associations" formed for any purpose other than the purchase of securities.
The rates in the table apply if that Association purchased shares of any of the Former Quest for Value Funds or received a proposal to purchase such shares from OCC Distributors prior to November 24, 1995.

--------------------------------------------------------------------------------
                      Initial Sales       Initial Sales Charge   Concession as
Number of Eligible    Charge as a % of    as a % of Net Amount   % of Offering
Employees or Members  Offering Price      Invested               Price
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
9 or Fewer                   2.50%                2.56%              2.00%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
At  least  10 but not        2.00%                2.04%              1.60%
more than 49
--------------------------------------------------------------------------------

------------------------------------------------------------------------------
      For purchases by Associations having 50 or more eligible employees or members, there is no initial sales charge on purchases of Class A shares, but those shares are subject to the Class A contingent deferred sales charge described in the applicable fund's Prospectus.

      Purchases made under this arrangement qualify for the lower of either the sales charge rate in the table based on the number of members of an
Association, or the sales charge rate that applies under the Right of
Accumulation described in the applicable fund's Prospectus and Statement of
Additional Information. Individuals who qualify under this arrangement for reduced sales charge rates as members of Associations also may purchase shares for their individual or custodial accounts at these reduced sales charge rates, upon request to the Distributor.

      Waiver of Class A Sales Charges for Certain Shareholders.  Class A
shares purchased by the following investors are not subject to any Class A initial or contingent deferred sales charges:
o     Shareholders who were shareholders of the AMA Family of Funds on
            February 28, 1991 and who acquired shares of any of the Former
            Quest for Value Funds by merger of a portfolio of the AMA Family of Funds.
o     Shareholders who acquired shares of any Former Quest for Value Fund by merger of any of the portfolios of the Unified Funds.

      Waiver of Class A Contingent Deferred Sales Charge in Certain
Transactions.  The Class A contingent deferred sales charge will not apply to redemptions of Class A shares purchased by the following investors who were shareholders of any Former Quest for Value Fund:

      Investors who purchased Class A shares from a dealer that is or was not permitted to receive a sales load or redemption fee imposed on a shareholder with whom that dealer has a fiduciary relationship, under the Employee
Retirement Income Security Act of 1974 and regulations adopted under that law.

B. Class A, Class B and Class C Contingent Deferred Sales Charge Waivers.

      Waivers for Redemptions of Shares Purchased Prior to March 6, 1995.  In
the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest for Value Fund or into which such fund merged. Those shares must have been purchased prior to March 6, 1995 in connection with:
o     withdrawals under an automatic withdrawal plan holding only either
            Class B or Class C shares if the annual withdrawal does not exceed 10% of the initial value of the account value, adjusted annually, and
o     liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum value of such accounts.

      Waivers for Redemptions of Shares Purchased on or After March 6, 1995
but Prior to November 24, 1995. In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or
Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest For Value Fund or into which such
Former Quest for Value Fund merged. Those shares must have been purchased on or after March 6, 1995, but prior to November 24, 1995:
o     redemptions following the death or disability of the shareholder(s) (as evidenced by a determination of total disability by the U.S.
            Social Security Administration);
o     withdrawals under an automatic withdrawal plan (but only for Class B or
            Class C shares) where the annual withdrawals do not exceed 10% of the initial value of the account value; adjusted annually, and
o     liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum account value.

      A shareholder's account will be credited with the amount of any contingent deferred sales charge paid on the redemption of any Class A, Class
B or Class C shares of the Oppenheimer fund described in this section if the proceeds are invested in the same Class of shares in that fund or another
Oppenheimer fund within 90 days after redemption.

        Special Sales Charge Arrangements for Shareholders of Certain
          Oppenheimer Funds Who Were Shareholders of Connecticut Mutual
                            Investment Accounts, Inc.
---------------------------------------------------------------------------

The initial and contingent deferred sale charge rates and waivers for Class A and Class B shares described in the respective Prospectus (or this Appendix)
of the following Oppenheimer funds (each is referred to as a "Fund" in this section):
   Oppenheimer U. S. Government Trust,
   Oppenheimer Bond Fund,
   Oppenheimer Value Fund and
   Oppenheimer Disciplined Allocation Fund
are modified as described below for those Fund shareholders who were shareholders of the following funds (referred to as the "Former Connecticut
Mutual Funds") on March 1, 1996, when OppenheimerFunds, Inc. became the investment adviser to the Former Connecticut Mutual Funds:
   Connecticut Mutual Liquid Account      Connecticut Mutual Total Return
   Account
   Connecticut Mutual Government Securities Account   CMIA LifeSpan Capital
   Appreciation Account
   Connecticut Mutual Income Account      CMIA LifeSpan Balanced Account
   Connecticut Mutual Growth Account      CMIA Diversified Income Account

A. Prior Class A CDSC and Class A Sales Charge Waivers.

      Class A Contingent Deferred Sales Charge. Certain shareholders of a
Fund and the other Former Connecticut Mutual Funds are entitled to continue to make additional purchases of Class A shares at net asset value without a
Class A initial sales charge, but subject to the Class A contingent deferred sales charge that was in effect prior to March 18, 1996 (the "prior Class A
CDSC"). Under the prior Class A CDSC, if any of those shares are redeemed within one year of purchase, they will be assessed a 1% contingent deferred sales charge on an amount equal to the current market value or the original purchase price of the shares sold, whichever is smaller (in such redemptions, any shares not subject to the prior Class A CDSC will be redeemed first).

      Those shareholders who are eligible for the prior Class A CDSC are:
         1) persons whose purchases of Class A shares of a Fund and other
            Former Connecticut Mutual Funds were $500,000 prior to March 18,
            1996, as a result of direct purchases or purchases pursuant to the Fund's policies on Combined Purchases or Rights of
            Accumulation, who still hold those shares in that Fund or other
            Former Connecticut Mutual Funds, and
         2) persons whose intended purchases under a Statement of Intention entered into prior to March 18, 1996, with the former general distributor of the Former Connecticut Mutual Funds to purchase shares valued at $500,000 or more over a 13-month period entitled those persons to purchase shares at net asset value without being subject to the Class A initial sales charge

      Any of the Class A shares of a Fund and the other Former Connecticut
Mutual Funds that were purchased at net asset value prior to March 18, 1996, remain subject to the prior Class A CDSC, or if any additional shares are purchased by those shareholders at net asset value pursuant to this arrangement they will be subject to the prior Class A CDSC.

      Class A Sales Charge Waivers. Additional Class A shares of a Fund may be purchased without a sales charge, by a person who was in one (or more) of the categories below and acquired Class A shares prior to March 18, 1996, and still holds Class A shares:
         1) any purchaser, provided the total initial amount invested in the
            Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more, including investments made pursuant to the Combined Purchases, Statement of Intention and Rights of
            Accumulation features available at the time of the initial purchase and such investment is still held in one or more of the
            Former Connecticut Mutual Funds or a Fund into which such Fund merged;
         2) any participant in a qualified plan, provided that the total initial amount invested by the plan in the Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more;
         3) Directors of the Fund or any one or more of the Former
            Connecticut Mutual Funds and members of their immediate families;
         4) employee benefit plans sponsored by Connecticut Mutual Financial
            Services, L.L.C. ("CMFS"), the prior distributor of the Former
            Connecticut Mutual Funds, and its affiliated companies;
         5) one or more members of a group of at least 1,000 persons (and persons who are retirees from such group) engaged in a common business, profession, civic or charitable endeavor or other activity, and the spouses and minor dependent children of such persons, pursuant to a marketing program between CMFS and such group; and
         6) an institution acting as a fiduciary on behalf of an individual or individuals, if such institution was directly compensated by the individual(s) for recommending the purchase of the shares of the Fund or any one or more of the Former Connecticut Mutual
            Funds, provided the institution had an agreement with CMFS.

      Purchases of Class A shares made pursuant to (1) and (2) above may be subject to the Class A CDSC of the Former Connecticut Mutual Funds described above.

      Additionally, Class A shares of a Fund may be purchased without a sales charge by any holder of a variable annuity contract issued in New York State by Connecticut Mutual Life Insurance Company through the Panorama Separate
Account which is beyond the applicable surrender charge period and which was used to fund a qualified plan, if that holder exchanges the variable annuity contract proceeds to buy Class A shares of the Fund.

B. Class A and Class B Contingent Deferred Sales Charge Waivers.

In addition to the waivers set forth in the Prospectus and in this Appendix, above, the contingent deferred sales charge will be waived for redemptions of
Class A and Class B shares of a Fund and exchanges of Class A or Class B shares of a Fund into Class A or Class B shares of a Former Connecticut
Mutual Fund provided that the Class A or Class B shares of the Fund to be redeemed or exchanged were (i) acquired prior to March 18, 1996 or (ii) were acquired by exchange from an Oppenheimer fund that was a Former Connecticut
Mutual Fund. Additionally, the shares of such Former Connecticut Mutual Fund must have been purchased prior to March 18, 1996:
   1) by the estate of a deceased shareholder;
   2) upon the disability of a shareholder, as defined in Section 72(m)(7) of the Internal Revenue Code;
   3) for retirement distributions (or loans) to participants or beneficiaries from retirement plans qualified under Sections 401(a) or
      403(b)(7)of the Code, or from IRAs, deferred compensation plans created under Section 457 of the Code, or other employee benefit plans;
   4) as tax-free returns of excess contributions to such retirement or employee benefit plans;
   5) in whole or in part, in connection with shares sold to any state, county, or city, or any instrumentality, department, authority, or agency thereof, that is prohibited by applicable investment laws from paying a sales charge or concession in connection with the purchase of shares of any registered investment management company;
   6) in connection with the redemption of shares of the Fund due to a combination with another investment company by virtue of a merger, acquisition or similar reorganization transaction;
   7) in connection with the Fund's right to involuntarily redeem or liquidate the Fund;
   8) in connection with automatic redemptions of Class A shares and Class B shares in certain retirement plan accounts pursuant to an Automatic
      Withdrawal Plan but limited to no more than 12% of the original value annually; or
   9) as involuntary redemptions of shares by operation of law, or under procedures set forth in the Fund's Articles of Incorporation, or as adopted by the Board of Directors of the Fund.

   Special Reduced Sales Charge for Former Shareholders of Advance America
------------------------------------------------------------------------------

                                 Funds, Inc.

Shareholders of Oppenheimer Municipal Bond Fund, Oppenheimer U.S. Government
Trust, Oppenheimer Strategic Income Fund and Oppenheimer Capital Income Fund
who acquired (and still hold) shares of those funds as a result of the reorganization of series of Advance America Funds, Inc. into those
Oppenheimer funds on October 18, 1991, and who held shares of Advance America
Funds, Inc. on March 30, 1990, may purchase Class A shares of those four
Oppenheimer funds at a maximum sales charge rate of 4.50%.

      Sales Charge Waivers on Purchases of Class M Shares of Oppenheimer
                            Convertible Securities Fund
------------------------------------------------------------------------------

Oppenheimer Convertible Securities Fund (referred to as the "Fund" in this section) may sell Class M shares at net asset value without any initial sales charge to the classes of investors listed below who, prior to March 11, 1996, owned shares of the Fund's then-existing Class A and were permitted to purchase those shares at net asset value without sales charge:
      the Manager and its affiliates,
      present or former officers, directors, trustees and employees (and their "immediate families" as defined in the Fund's Statement of
         Additional Information) of the Fund, the Manager and its affiliates, and retirement plans established by them or the prior investment advisor of the Fund for their employees,
      registered management investment companies or separate accounts of insurance companies that had an agreement with the Fund's prior investment advisor or distributor for that purpose,
      dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees,
      employees and registered representatives (and their spouses) of dealers or brokers described in the preceding section or financial institutions that have entered into sales arrangements with those dealers or brokers (and whose identity is made known to the
         Distributor) or with the Distributor, but only if the purchaser certifies to the Distributor at the time of purchase that the purchaser meets these qualifications,
      dealers, brokers, or registered investment advisors that had entered into an agreement with the Distributor or the prior distributor of the Fund specifically providing for the use of Class M shares of the
         Fund in specific investment products made available to their clients, and
      dealers, brokers or registered investment advisors that had entered into an agreement with the Distributor or prior distributor of the
         Fund's shares to sell shares to defined contribution employee retirement plans for which the dealer, broker, or investment advisor provides administrative services.

------------------------------------------------------------------------------
Oppenheimer Main Street(R)Growth & Income Fund
------------------------------------------------------------------------------

Internet Website:
      WWW.OPPENHEIMERFUNDS.COM
      ------------------------

Investment Advisor
      OppenheimerFunds, Inc.
      498 Seventh Avenue
      New York, New York 10018

Distributor
      OppenheimerFunds Distributor, Inc.
      498 Seventh Avenue
      New York, New York 10018

Transfer Agent
      OppenheimerFunds Services
      P.O. Box 5270
      Denver, Colorado 80217
      1.800.CALL.OPP (225-5677)

Custodian Bank
      Citibank, N.A.
      111 Wall Street
      New York, New York 10005

Independent Auditors
      Deloitte & Touche LLP
      555 Seventeenth Street, Suite 3600
      Denver, Colorado 80202-3942

Counsel to the Funds
      Myer, Swanson, Adams & Wolf, P.C.
      1600 Broadway
      Denver, Colorado 80202

Counsel to Independent Directors
      Mayer, Brown, Rowe and Maw
      1675 Broadway
      New York, New York 10019

1234
PX700.001.1002

--------
1 Mrs. Hamilton and Mr. Malone were appointed as Directors of the Board II
  Funds effective June 1, 2002 and therefore did not receive compensation from any of the Board II Funds.
1 In accordance with Rule 12b-1 of the Investment Company Act, the term
"Independent Directors" in this Statement of Additional Information refers to those Directors who are not "interested persons" of the Fund (or its parent corporation) and who do not have any direct or indirect financial interest in the operation of the distribution plan or any agreement under the plan..
1 Certain waivers also apply to Class M shares of Oppenheimer Convertible
Securities Fund.
2 In the case of Oppenheimer Senior Floating Rate Fund, a
continuously-offered closed-end fund, references to contingent deferred sales charges mean the Fund's Early Withdrawal Charges and references to
"redemptions" mean "repurchases" of shares.
3 An "employee benefit plan" means any plan or arrangement, whether or not it is "qualified" under the Internal Revenue Code, under which Class N shares of an Oppenheimer fund or funds are purchased by a fiduciary or other administrator for the account of participants who are employees of a single employer or of affiliated employers. These may include, for example, medical savings accounts, payroll deduction plans or similar plans. The fund accounts must be registered in the name of the fiduciary or administrator purchasing the shares for the benefit of participants in the plan.
4 The term "Group Retirement Plan" means any qualified or non-qualified retirement plan for employees of a corporation or sole proprietorship, members and employees of a partnership or association or other organized group of persons (the members of which may include other groups), if the group has made special arrangements with the Distributor and all members of the group participating in (or who are eligible to participate in) the plan purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution designated by the group. Such plans include 457 plans, SEP-IRAs, SARSEPs, SIMPLE plans and 403(b) plans other than plans for public school employees. The term "Group Retirement
Plan" also includes qualified retirement plans and non-qualified deferred compensation plans and IRAs that purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution that has made special arrangements with the Distributor.
5 However, that concession will not be paid on purchases of shares in amounts of $1 million or more (including any right of accumulation) by a Retirement
Plan that pays for the purchase with the redemption proceeds of Class C shares of one or more Oppenheimer funds held by the Plan for more than one year.
6 This provision does not apply to IRAs.
7 This provision does not apply to 403(b)(7) custodial plans if the participant is less than age 55, nor to IRAs.
8 The distribution must be requested prior to Plan termination or the elimination of the Oppenheimer funds as an investment option under the Plan.
9 This provision does not apply to IRAs.
10 This provision does not apply to loans from 403(b)(7) custodial plans and loans from the OppenheimerFunds-sponsored Single K retirement plan.
11 This provision does not apply to 403(b)(7) custodial plans if the participant is less than age 55, nor to IRAs.

                      Oppenheimer trinity core fund
                   Supplement dated May 14, 2003 to the
                    Prospectus dated September 24, 2002

The Prospectus is changed as follows:

1.    The following paragraph is added to the end of the section captioned "How the Fund is Managed" on Page 11:

            At a recent  meeting,  the Board of  Trustees of the Fund
      determined  that  it is in the  best  interest  of  the  Fund's
      shareholders   that   the   Fund   reorganize   with  and  into
      Oppenheimer  Main Street  Fund,  a series of  Oppenheimer  Main
      Street   Funds,   Inc.  The  Board   unanimously   approved  an
      agreement  and  plan  of  reorganization  to  be  entered  into between these funds and the transactions  contemplated  thereby
      (the  "reorganization").  The  Board  further  determined  that
      the   reorganization   should  be   submitted   to  the  Fund's
      shareholders for approval,  and recommended  that  shareholders approve  the  reorganization.  Shareholders  of  record as of a date to be  determined  by the Board will be  entitled  to vote on the  reorganization  and will  receive  the proxy  statement describing the  reorganization.  The  anticipated  date for the shareholder  meeting is on or about August 29,  2003,  with the reorganization to be effected shortly thereafter.

May 14, 2003                                                PS0211.017

  Oppenheimer trinity core fund
                Supplement dated November 1, 2002 to the
                  Prospectus dated September 24, 2002

The Prospectus is changed as follows:

1.    The following is added as a second paragraph to the existing footnote under the "Annual Fund Operating Expenses" table on page 7:

      Effective  November  1, 2002,  the limit on  transfer  agent fees for Class Y shares  increased to 0.35% of average daily net assets per  fiscal  year.  Had that limit been in effect during  the Fund's  prior  fiscal  year,  the Class Y "Other
      Expenses"   and  "Total   Annual   Operating   Expenses"  as
      percentages  of  average  daily net  assets  would have been
      0.78% and 1.53%, respectively.

November 1, 2002                                            PS0211.016

Oppenheimer
Trinity Core FundSM

Prospectus dated September 24, 2002

                                          Oppenheimer  Trinity  Core FundSM
                                          is  a  mutual   fund  that  seeks
                                          long-term   growth  of   capital.
                                          The  Fund  invests  primarily  in
                                          "undervalued"   or   attractively
                                          priced  stocks that are  included
                                          in the  Standard  & Poor's  Index
                                          of 500 Stocks.
                                                This  Prospectus   contains
                                          important  information  about the
                                          Fund's       objective,       its
                                          investment  policies,  strategies
                                          and  risks.   It  also   contains
                                          important  information  about how
                                          to buy  and  sell  shares  of the
                                          Fund    and     other     account
                                          features.    Please   read   this
                                          Prospectus  carefully  before you
                                          invest  and  keep  it for  future
                                          reference about your account.

As with all mutual funds, the
Securities and Exchange
Commission has not approved or
disapproved the Fund's
securities nor has it
determined that this Prospectus
is accurate or complete. It is
a criminal offense to represent
otherwise.

                                                      (logo) OppenheimerFunds
                                                    The Right Way to Invest

Contents

            About the Fund

            The Fund's Investment Objective and Strategies

            Main Risks of Investing in the Fund

            The Fund's Past Performance

            Fees and Expenses of the Fund

            About the Fund's Investments

            How the Fund is Managed

            About Your Account

            How to Buy Shares
            Class A Shares
            Class B Shares
            Class C Shares
            Class N Shares
            Class Y Shares

            Special Investor Services
            AccountLink
            PhoneLink
            OppenheimerFunds Internet Website
            Retirement Plans

            How to Sell Shares
            By Mail
            By Telephone

            How to Exchange Shares

            Shareholder Account Rules and Policies

            Dividends, Capital Gains and Taxes

            Financial Highlights

A B O U T  T H E  F U N D

The Fund's Investment Objective and Strategies

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?  The Fund seeks long-term growth of capital.

WHAT DOES THE FUND MAINLY INVEST IN? The Fund invests in common stocks that are included in the Standard & Poor's Index of 500 Stocks ("S&P 500
Index"). The Fund does not expect to invest in all of the stocks included in the S&P 500 Index at the same time, and the Fund's investments in particular stocks may be allocated in amounts that vary, at times significantly, from the proportional weightings of those stocks in the
S&P 500 Index. Therefore, the Fund is not an "index" fund.

HOW DOES THE SUB-ADVISOR DECIDE WHAT SECURITIES TO BUY OR SELL? The
Fund's investment Manager, OppenheimerFunds, Inc., has engaged a
Sub-Advisor, Trinity Investment Management Corporation, to select the securities for the Fund's portfolio.  The Sub-Advisor primarily uses value-oriented investment analyses to determine which stocks to buy and sell on behalf of the Fund. In using these approaches, the Sub-Advisor looks for stocks that appear to be temporarily undervalued or attractively priced by various measures. The Sub-Advisor seeks stocks having prices that are relatively low in relation to what it considers to be their real worth or future prospects, with the expectation that the
Fund will realize appreciation in the value of its holdings.

      The Fund's Sub-Advisor generally adheres to the following
systematic, disciplined investment process. While the Fund's investment process and its implementation may vary in particular cases, the process currently includes the following strategies:
o     The Sub-Advisor considers stocks that are included in the S&P 500
         Index as investments for the Fund's portfolio. Under normal circumstances, at least 80 percent of the Fund's assets will be invested in stocks included in the index.
o     The Sub-Advisor uses proprietary quantitative valuation techniques, which incorporate data derived from qualitative fundamental research, to identify stocks within the S&P 500 Index that it considers undervalued or attractively priced. Individual stocks are selected for the Fund's portfolio using a ranking process based on those valuation models.
o     Seeking to reduce the Fund's overall risk, the Sub-Advisor diversifies the Fund's portfolio by allocating the Fund's
         investments among industries within the S&P 500 Index.

      The investment selection process, is more fully described under
"About the Fund's Investments," below.

WHO IS THE FUND DESIGNED FOR? The Fund is designed primarily for investors seeking capital growth in their investment over the long term.
Investors should be willing to assume the risks of short-term share price fluctuations that are typical for a fund investing in stocks. The Fund is not designed for investors requiring current income. Because of its focus on long-term growth, the Fund may be appropriate for a portion of a retirement plan investment.  The Fund is not a complete investment program.

Main Risks of Investing in the Fund
All investments have risks to some degree.  The Fund's investments in stocks are subject to changes in their value from a number of factors described below.  There is also the risk that poor security selection by the Sub-Advisor will cause the Fund to underperform other funds having similar objectives.

RISKS OF INVESTING IN STOCKS. Stocks fluctuate in price, and their volatility at times may be great. Because the Fund focuses its investments in stocks, the value of the Fund's portfolio will be affected by changes in the stock markets. This market risk will affect the Fund's net asset values per share, which will fluctuate as the values of the
Fund's portfolio securities change.

      A variety of factors can affect the price of a particular stock and the prices of individual stocks do not move in the same direction uniformly or at the same time. Because the Fund limits its stock investments to stocks traded on U.S. exchanges, the Fund's net asset values per share will be affected primarily by changes in U.S. stock markets.

      Additionally, stocks of issuers in a particular industry may be affected by changes in economic conditions that affect that industry more than others, or by changes in government regulations, availability of basic resources or supplies, or other events. The Fund does not concentrate 25% or more of its total assets in any one industry, and the portfolio management team seeks to reduce the effects of industry risks by diversifying the Fund's investments among 34 industry groups defined by the Sub-Advisor within the S&P 500 Index. However, there is no assurance that this diversification strategy will reduce fluctuations in the value of the Fund's shares related to events affecting the stocks of issuers in a particular industry.

      Other factors can affect a particular stock's price, such as poor earnings reports by the issuer, loss of major customers, major litigation against the issuer, or changes in government regulations affecting the issuer.

HOW RISKY IS THE FUND OVERALL? The risks described above collectively form the overall risk profile of the Fund and can affect the value of the
Fund's investments, its investment performance and its prices per share.
Particular investments and important strategies also have risks. These risks mean that you can lose money by investing in the Fund. When you redeem your shares, they may be worth more or less than what you paid for them.  There is no assurance that the Fund will achieve its investment objective.

      The Fund focuses its investments in stocks for long-term growth;
however, in the short term, stocks can be volatile. The price of the
Fund's shares can go up and down substantially. The Fund generally does not use income-oriented investments to help cushion the Fund's total return from changes in stock prices, except for temporary defensive purposes.  In the OppenheimerFunds spectrum, the Fund is generally more conservative than aggressive growth stock funds, but more aggressive than funds that invest in stocks and bonds.

---------------------------------------------------------------------------
An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
---------------------------------------------------------------------------

The Fund's Past Performance

The bar chart and table below show one measure of the risks of investing in the Fund, by showing changes in the Fund's performance (for its Class
A shares) from year to year since the Fund's inception and by showing how the average annual total returns of the Fund's shares, both before and after taxes, compare to those of a broad-based market index.  The after-tax returns are shown for Class A shares only and are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown, and do not reflect the impact of state or local taxes.  The after-tax returns for the other classes of shares will vary. In certain cases, the figure representing "Return After
Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The after-tax returns are calculated based on certain assumptions mandated by regulation and your actual after-tax returns may differ from those shown, depending on your individual tax situation.  The after-tax returns set forth below are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or IRAs or to institutional investors not subject to tax. The Fund's past investment performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Annual Total Returns (Class A) (as of 12/31)

[See appendix to prospectus for data in bar chart showing annual total returns]

Sales charges are not included in the calculations of return in this bar chart, and if those charges were included, the returns may be less than those shown.
For the period from 1/1/02 through 6/30/02 the cumulative return (not annualized) for Class A shares before taxes was -11.63%.
During the period shown in the bar chart, the highest return (not annualized) before taxes for a calendar quarter was 10.78% (4Qtr01) and the lowest return (not annualized) before taxes for a calendar quarter was -14.11% (3Qtr01).

-------------------------------------------------------------------------
Average Annual Total Returns          1 Year              5 Years
for    the    periods    ended  (or life of class,   (or life of class,
December 31, 2001                    if less)             if less)
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Class A Shares  (inception
9/1/99)                              -15.21%               -9.32%
  Return Before Taxes                -15.21%               -9.35%
  Return After Taxes on
  Distributions                       -9.26%               -7.37%
  Return  After  Taxes  on
  Distributions  and  Sale
  of Fund Shares
-------------------------------------------------------------------------
S&P 500 Index (reflects no
deduction for fees, expenses
or taxes)                            -11.88%              -4.65%1
-------------------------------------------------------------------------
Class  B   Shares   (inception       -15.07%               -8.97%
9/1/99)
-------------------------------------------------------------------------
Class  C   Shares   (inception       -11.56%               -7.72%
9/1/99)
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Class  N   Shares   (inception         N/A2                 N/A2
3/1/01)
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Class  Y   Shares   (inception        -7.68%               -5.92%
9/1/99)
-------------------------------------------------------------------------
1 From 08/31/99.
2 Because  this is a new class of  shares,  return  data for the period specified is not available.

The Fund's average annual total returns include the applicable sales charge: for Class A, the current maximum initial sales charge of 5.75%;
for Class B, the contingent deferred sales charges of 5% (1-year) and 3%
(life of class); and for Class C, the 1% contingent deferred sales charge for the 1-year period. There is no sales charge for Class Y shares. The
Fund's returns measure the performance of a hypothetical account and assume that all dividends and capital gains distributions have been reinvested in additional shares.  The performance of the Fund's Class A shares is compared to the S&P 500 Index, an unmanaged index of equity securities.  The index performance includes reinvestment of income but does not reflect transaction costs. The Fund's investments may vary from the securities in the index.

Fees and Expenses of the Fund

The Fund pays a variety of expenses directly for management of its assets, administration, distribution of its shares and other services.
Those expenses are subtracted from the Fund's assets to calculate the
Fund's net asset values per share.  All shareholders therefore pay those expenses indirectly. Shareholders pay other expenses directly, such as sales charges and account transaction charges.  The following tables are provided to help you understand the fees and expenses you may pay if you buy and hold shares of the Fund. The numbers below are based on the
Fund's expenses during its fiscal year ended July 31, 2002.

Shareholder Fees (charges paid directly from your investment):

----------------------------------------------------------------------------
                         Class A   Class B   Class C    Class N   Class Y
                          Shares   Shares     Shares    Shares     Shares
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Maximum Sales Charge      5.75%     None       None      None       None
(Load) on purchases
(as % of offering price)
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Maximum Deferred Sales
Charge (Load) (as % of
the lower of the          None1      5%2       1%3        1%4       None
original offering price
or redemption proceeds)
----------------------------------------------------------------------------
1.    A  contingent  deferred  sales  charge  may apply to  redemptions  of investments  of $1  million or more  ($500,000  for  certain  retirement plan accounts) of Class A shares. See "How to Buy Shares" for details.
2.    Applies to redemptions in first year after  purchase.  The contingent deferred  sales  charge  declines  to  1%  in  the  sixth  year  and  is eliminated after that.
3.    Applies to shares redeemed within 12 months of purchase.
4.    Applies to shares  redeemed  within 18 months of a retirement  plan's first purchase of Class N shares.

Annual Fund Operating Expenses (deducted from Fund assets):
(% of average daily net assets)

--------------------------------------------------------------------------------
                        Class A   Class B     Class C      Class N   Class Y
                        Shares      Shares    Shares       Shares    Shares
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Management Fees          0.75%      0.75%       0.75%       0.75%      0.75%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Distribution   and/or    0.22%      1.00%       1.00%       0.50%       None
Service (12b-1) Fees
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Other Expenses           1.16%      1.16%       1.15%       1.21%      3.05%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Total          Annual    2.13%      2.91%       2.90%       2.46%      3.80%
Operating Expenses
--------------------------------------------------------------------------------
Expenses  may vary in  future  years.  "Other  expenses"  include  transfer agent fees,  custodial  fees,  and  accounting  and legal expenses that the
Fund pays.  The "Other  Expenses"  in the table are based on,  among  other things,  the fees the Fund  would have paid if the  transfer  agent had not waived a portion of its fee under a  voluntary  undertaking  to the Fund to limit  these fees to 0.25% of average  daily net assets per fiscal year for
Class Y shares  and 0.35% of average  daily net assets per fiscal  year for all other classes.  That undertaking is effective  October 1, 2001 (January
1, 2001 for Class Y), is  pro-rated  for the  remainder  of the fiscal year ending  after that  date,  and may be  amended  or  withdrawn  at any time.
After the waiver,  the actual "Other  Expenses" and "Total Annual Operating
Expenses" as  percentages  of average daily net assets were 0.98% and 1.95%
for  Class A shares,  0.98%  and 2.73% for Class B shares,  0.97% and 2.72%
for  Class C shares,  1.03%  and  2.28%  for  Class N shares  and 0.68% and
1.43% for Class Y shares.

Examples.  The  following  examples  are  intended  to help you compare the cost of  investing  in the Fund with the cost of  investing in other mutual funds.  The  examples  assume that you invest  $10,000 in a class of shares of the Fund for the time  periods  indicated  and reinvest  your  dividends and distributions.

      The first  example  assumes that you redeem all of your shares at the end of those  periods.  The  second  example  assumes  that  you keep  your shares.  Both  examples  also assume that your  investment  has a 5% return each year and that the class's  operating  expenses  remain the same.  Your actual costs may be higher or lower  because  expenses will vary over time.
Based on these assumptions your expenses would be as follows:

 ------------------------------------------------------------------------------
 If shares are redeemed:   1 Year       3 Years        5 Years      10 Years
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 Class A Shares             $779        $1,204         $1,653        $2,895
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 Class B Shares             $794        $1,201         $1,733        $2,8801
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 Class C Shares             $393         $898          $1,528        $3,223
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 Class N Shares             $349         $767          $1,311        $2,796
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 Class Y Shares             $382        $1,161         $1,958        $4,036
 ------------------------------------------------------------------------------

 ------------------------------------------------------------------------------
 If shares are not         1 Year       3 Years        5 Years      10 Years
 redeemed:
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 Class A Shares             $779        $1,204         $1,653        $2,895
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 Class B Shares             $294         $901          $1,533        $2,8801
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 Class C Shares             $293         $898          $1,528        $3,223
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 Class N Shares             $249         $767          $1,311        $2,796
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 Class Y Shares             $382        $1,161         $1,958        $4,036
 ------------------------------------------------------------------------------
 In the first  example,  expenses  include  the  initial  sales  charge for
 Class  A and the  applicable  Class  B,  Class  C and  Class N  contingent deferred  sales  charges.  In the  second  example,  the Class A  expenses include  the sales  charge,  but Class B, Class C and Class N expenses  do not include  contingent  deferred sales charges.  There is no sales charge on Class Y shares.
 1.  Class  B  expenses  for  years  7  through  10 are  based  on  Class A expenses  since  Class B shares  automatically  convert  to Class A shares after 6 years.

About the Fund's Investments

THE FUND'S PRINCIPAL  INVESTMENT  POLICIES.  The Fund purchases only stocks that are included in the S&P 500 Index.  However,  the Fund is not an index fund.  In rare  instances,  the Fund may  temporarily  hold stocks that are removed from the S&P 500 Index.

S&P  500  Index.  The  S&P  500  Index  is an  unmanaged  index  of  equity securities  that is a  broad-based  measure of  changes  in  domestic stock  market  conditions  based on the  average  performance  of 500 widely  held  stocks.  Standard  &  Poor's  Corporation  selects  the
      stocks   included  in  the  index  and   determines   their  relative
      weightings  within the index.  The index is  generally  considered  a
      "large cap" index.  The  Sub-Advisor's  research  capabilities  cover approximately 99% of the stocks included in the S&P 500 Index.

Investment  Process.  In  selecting  stocks  from the S&P 500 Index for the
      Fund's portfolio,  the Sub-Advisor  follows a proprietary  investment process  that was  developed  in 1993.  The  process is  intended  to identify  the most  attractively  priced  and the least  attractively priced  stocks  included  in the S&P 500  Index.  As a result  of the
      selection   process,   the  Fund   invests   primarily  in  the  most
      attractively  priced stocks  identified by the Sub-Advisor,  with the expectation that those stocks will appreciate in value.

      Each day the New York Stock Exchange is open for trading, the
      Sub-Advisor ranks approximately 99% of the stocks comprising the
      S&P 500 Index according to their relative valuations. To determine these rankings, the Sub-Advisor divides the S&P 500 Index into 11 broad economic sectors it has defined (see the chart below). The
      Sub-Advisor then evaluates each of the stocks in the 11 economic sectors using specially selected valuation models, which may result in valuations quite different from current stock market valuations.

      The selected valuation models are intended to reflect the factors that have historically driven stock prices in each of the 11 economic sectors of the index. The models incorporate data from a proprietary research library that includes over 25 years of detailed fundamental research and pricing data related to various valuation techniques.

      Based on the model valuations, each of the stocks in the 11 economic sectors is assigned a ranking from 1 to 10. The most attractively priced stocks in an economic sector are assigned a ranking of 1 (the highest ranking) and the least attractively priced stocks in an economic sector are assigned a ranking of 10
      (the lowest ranking). The most attractively priced stocks in each sector are candidates for purchase by the Fund. Although lower ranked or less attractively priced stocks in each sector generally are candidates for sale if held by the Fund, the Fund does invest in some lower ranked or less attractive stocks in an attempt to reduce overall portfolio risk.

      In order to diversify the Fund's investment portfolio and attempt to reduce overall portfolio risk, the Sub-Advisor seeks to align the Fund's portfolio investments generally to the sector weights of the index as defined by the Sub-Advisor (see the chart below). The
      Fund generally purchases the most attractively priced stocks within each of the 34 industry groups and sells the least attractively priced stocks within each of the 34 industry groups.

      The size of the Fund's portfolio positions in the most attractively priced stocks generally is greater than the proportionate weights of those stocks within the S&P 500 Index. At times this
      "overweighting" of attractively priced stocks may be significant.
      The size of the Fund's portfolio positions in lower ranked or less attractive stocks generally is less than the proportionate weights of those stocks within the index.

      Overall, the Fund's portfolio will be broadly diversified among the
      11 economic sectors and 34 industry groups defined by the
      Sub-Advisor. The Fund's portfolio characteristics, such as its yield, price to earnings ratio and price to book ratio, will generally reflect the underlying characteristics of the index.

      There is no assurance the Fund's value selection strategy will result in the Fund achieving its objective of long-term growth of capital. Nor can there be any assurance that the Fund's
      diversification strategy will actually reduce the volatility of an investment in the Fund. The Statement of Additional Information
      contains additional information about the Fund's investment policies and risks.

                               S&P 500 Index
  11 Economic Sectors, 34 Industry Groups (as defined by the Sub-Advisor)

       Basic Materials                     Miscellaneous
       Chemicals                           Miscellaneous
       Forest Products
       Metals                              Technology
                                           Computer Hardware
       Consumer Staples                    Computer Software
       Food/Bev/Tobacco                    Electronics
       Household Products
       Food & Drug Retail                  Consumer Cyclicals
                                           Retail/Merchandise
       Health Care                         Entertainment
       Drugs                               Building Materials
       Hospital/Hospital Supply            Lodging & Restaurant
                                           Publishing
       Transportation                      Consumer Durables
       Automotive                          Retail/Clothing
       Transportation
       Auto Parts                          Finance
                                           Consumer Finance
       Capital Goods                       Money Center Banks
       Electric Equipment                  Insurance
       Aerospace                           Regional Banks
       Machinery
                                           Utilities
       Energy                              Telephones
       Integrated Oils                     Electric Utilities
       Oil Production/Services             Gas & Water

CAN THE FUND'S INVESTMENT OBJECTIVE AND POLICIES CHANGE?  The Fund's
Board of Trustees can change non-fundamental investment policies without shareholder approval, although significant changes will be described in amendments to this Prospectus. Fundamental policies cannot be changed without the approval of a majority of the Fund's outstanding voting shares. The Fund's investment objective is not a fundamental policy, but will not be changed by the Fund's Board of Trustees without advance notice to shareholders.  Other investment restrictions that are fundamental policies are listed in the Statement of Additional
Information. An investment policy is not fundamental unless this
Prospectus or the Statement of Additional Information says that it is.

OTHER INVESTMENT STRATEGIES.  To seek its objective, the Fund can also use the investment techniques and strategies described below.  The Fund may or may not use these investment techniques.  These techniques have risks, although some are designed to help reduce the overall investment or market risks.

Portfolio Turnover. The Fund's investment process may cause the Fund to engage in active and frequent trading. Therefore, the Fund may engage in short-term trading while trying to achieve its objective.
      Portfolio turnover increases brokerage costs the Fund pays (and reduces performance). Additionally, securities trading can cause the Fund to realize capital gains that are distributed to
      shareholders as taxable distributions.

Temporary Defensive and Interim Investments.  In times of adverse or unstable market, economic or political conditions, the Fund can invest up to 100% of its assets in temporary defensive investments.
      Generally they would be high-quality, short-term money market instruments, such as U.S. government securities, highly rated commercial paper, short-term corporate debt obligations, bank deposits or repurchase agreements. The Fund can also hold these types of securities pending the investment of proceeds from the sale of Fund shares or portfolio securities or to meet anticipated redemptions of Fund shares. To the extent the Fund invests in these securities, it might not achieve its investment objective of long-term capital growth.

How the Fund Is Managed

THE MANAGER. The Manager supervises the Fund's investment program and handles its day-to-day business. The Manager carries out its duties, subject to the policies established by the Fund's Board of Trustees, under an investment advisory agreement that states the Manager's responsibilities. The agreement sets the fees the Fund pays to the
Manager and describes the expenses that the Fund is responsible to pay to conduct its business.

      The Manager and its subsidiaries and controlled affiliates managed more than $125 billion in assets as of June 30, 2002, including other
Oppenheimer funds with more than 7 million shareholder accounts. The
Manager is located at 498 Seventh Avenue, New York, New York 10018.

The Sub-Advisor. The Manager retained the Sub-Advisor to provide day-to-day portfolio management for the Fund. The Sub-Advisor has operated as an investment advisor since 1980. As of June 30, 2002, the Sub-Advisor managed over $2.5 billion for approximately 56 clients. The Sub-Advisor also serves as sub-advisor to other investment companies for which the Manager serves as investment advisor. The Sub-Advisor is an affiliate of the Manager, and is located at 301 North Spring Street, Bellefonte, Pennsylvania
      16823.  The Manager, not the Fund, pays the Sub-Advisor an annual fee under a Sub-Advisory Agreement between the Manager and the
      Sub-Advisor.

Advisory Fees. Under the investment advisory agreement, the Fund pays the
      Manager an advisory fee at an annual rate that declines on additional assets as the Fund grows:  0.75% of the first $200 million of average annual net assets of the Fund; 0.72% of the next
      $200 million; 0.69% of the next $200 million; 0.66% of the next
      $200 million; and 0.60% of average annual net assets in excess of
      $800 million.  The Fund's management fee for the period ended July
      31, 2002 was 0.75% of average annual net assets for each class of shares.

Portfolio Management Team.  The Fund is managed by a team of individuals employed by the Sub-Advisor.  The portfolio management team is primarily responsible for the selection of the Fund's portfolio securities.

ABOUT your account

How to Buy Shares

HOW DO YOU BUY SHARES? You can buy shares several ways, as described below. The Fund's Distributor, OppenheimerFunds Distributor, Inc., may
appoint servicing agents to accept purchase (and redemption) orders. The
Distributor, in its sole discretion, may reject any purchase order for the Fund's shares.

Buying Shares Through Your Dealer. You can buy shares through any dealer, broker or financial institution that has a sales agreement with the
      Distributor. Your dealer will place your order with the Distributor on your behalf.
Buying Shares Through the Distributor. Complete an OppenheimerFunds New
      Account Application and return it with a check payable to
      "OppenheimerFunds Distributor, Inc." Mail it to P.O. Box 5270,
      Denver, Colorado 80217. If you don't list a dealer on the
      application, the Distributor will act as your agent in buying the shares. However, we recommend that you discuss your investment with a financial advisor before you make a purchase to be sure that the
      Fund is appropriate for you.
o     Paying by Federal Funds Wire. Shares purchased through the
      Distributor may be paid for by Federal Funds wire. The minimum investment is $2,500. Before sending a wire, call the Distributor's
      Wire Department at 1.800.CALL.OPP (225.5677) to notify the
      Distributor of the wire and to receive further instructions.
o     Buying Shares Through OppenheimerFunds AccountLink. With
      AccountLink, you pay for shares by electronic funds transfers from your bank account. Shares are purchased for your account by a transfer of money from your bank account through the Automated
      Clearing House (ACH) system. You can provide those instructions automatically, under an Asset Builder Plan, described below, or by telephone instructions using OppenheimerFunds PhoneLink, also described below. Please refer to "AccountLink," below for more details.
o     Buying Shares Through Asset Builder Plans. You may purchase shares of the Fund automatically each month from your account at a bank or other financial institution under an Asset Builder Plan with
      AccountLink. Details are in the Asset Builder Application and the
      Statement of Additional Information.

HOW MUCH MUST YOU INVEST? You can buy Fund shares with a minimum initial investment of $1,000 and make additional investments at any time with as little as $25 (effective November 1, 2002, the additional purchase amount is $50). There are reduced minimum investments under special investment plans.
o     With Asset Builder Plans, 403(b) plans, Automatic Exchange Plans and military allotment plans, you can make initial and
         subsequent investments for as little as $25. The minimum initial investment in any such plan accounts established on or after
         November 1, 2002 is $50. The minimum additional investment to such plan accounts that were established prior to November 1,
         2002 will remain $25. To establish a new Asset Builder Plan account on or after November 1, 2002, you must first invest at least $500.
o     Under retirement plans, such as IRAs, pension and profit-sharing plans and 401(k) plans, you can start your account with as little as $250. If your IRA is started as an Asset Builder Plan, the $25 minimum applies. Additional purchases may be for as little as $25. To establish any type of IRA account on or after
         November 1, 2002, the minimum investment is $500. The minimum additional investment to any type of IRA account after November
         1, 2002 is $50.
o     The minimum investment requirement does not apply to reinvesting dividends from the Fund or other Oppenheimer funds (a list of them appears in the Statement of Additional Information, or you can ask your dealer or call the Transfer Agent), or reinvesting distributions from unit investment trusts that have made
         arrangements with the Distributor.

AT WHAT PRICE ARE SHARES SOLD? Shares are sold at their offering price which is the net asset value per share plus any initial sales charge that applies. The offering price that applies to a purchase order is based on the next calculation of the net asset value per share that is made after the Distributor receives the purchase order at its offices in Colorado, or after any agent appointed by the Distributor receives the order and sends it to the Distributor.

Net Asset Value. The Fund calculates the net asset value of each class of shares as of the close of The New York Stock Exchange, on each day the Exchange is open for trading (referred to in this Prospectus as a "regular business day"). The Exchange normally closes at 4:00
      P.M., Eastern time, but may close earlier on some days. All references to time in this Prospectus mean "Eastern time."

      The net asset value per share is determined by dividing the value of the Fund's net assets attributable to a class by the number of shares of that class that are outstanding. To determine net asset value, the Fund's Board of Trustees has established procedures to value the Fund's securities, in general, based on market value. The
      Board has adopted special procedures for valuing illiquid and restricted securities and obligations for which market values cannot be readily obtained. Because some foreign securities trade in markets and on exchanges that operate on weekends and U.S.
      holidays, the values of some of the Fund's foreign investments may change on days when investors cannot buy or redeem Fund shares.

      If, after the close of the principal market on which a security held by the Fund is traded, and before the time the Fund's securities are priced that day, an event occurs that the
      Sub-Advisor deems likely to cause a material change in the value of such security, the Fund's Board of Trustees has authorized the
      Manager, subject to the Board's review, to ascertain a fair value for such security. A security's valuation may differ depending on the method used for determining value.

The Offering Price. To receive the offering price for a particular day, in most cases the Distributor or its designated agent must receive your order by the time of day The New York Stock Exchange closes that day. If your order is received on a day when the Exchange is closed or after it has closed, the order will receive the next offering price that is determined after your order is received.
Buying Through a Dealer. If you buy shares through a dealer, your dealer must receive the order by the close of The New York Stock Exchange and transmit it to the Distributor so that it is received before the Distributor's close of business on a regular business day
      (normally 5:00 P.M.) to receive that day's offering price.
      Otherwise, the order will receive the next offering price that is determined.

---------------------------------------------------------------------------
WHAT CLASSES OF SHARES DOES THE FUND OFFER? The Fund offers investors five different classes of shares. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and will likely have different share prices. When you buy shares, be sure to specify the class of shares. If you do not choose a class, your investment will be made in
Class A shares.
---------------------------------------------------------------------------
---------------------------------------------------------------------------

---------------------------------------------------------------------------
---------------------------------------------------------------------------
Class A Shares. If you buy Class A shares, you pay an initial sales charge (on investments up to $1 million for regular accounts or
      $500,000 for certain retirement plans). The amount of that sales charge will vary depending on the amount you invest. The sales charge rates are listed in "How Can You Buy Class A Shares?" below.
---------------------------------------------------------------------------
Class B Shares. If you buy Class B shares, you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge. If you sell your shares within 6 years of buying them, you will normally pay a contingent deferred sales charge. That contingent deferred sales charge varies depending on how long you own your shares, as described in "How Can You Buy Class B Shares?"
      below.
---------------------------------------------------------------------------
Class C Shares. If you buy Class C shares, you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge. If you sell your shares within 12 months of buying them, you will normally pay a contingent deferred sales charge of 1.0%, as described in "How Can You Buy Class C Shares?" below.
---------------------------------------------------------------------------
Class N Shares. If you buy Class N shares (available only through certain retirement plans), you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge. If you sell your shares within 18 months of the retirement plan's first purchase of Class N shares, you may pay a contingent deferred sales charge of 1.0%, as described in "How Can You Buy Class N Shares?"
      below.
Class Y Shares. Class Y shares are offered only to certain institutional investors that have special agreements with the Distributor.

WHICH CLASS OF SHARES SHOULD YOU CHOOSE? Once you decide that the Fund is an appropriate investment for you, the decision as to which class of shares is best suited to your needs depends on a number of factors that you should discuss with your financial advisor. Some factors to consider are how much you plan to invest and how long you plan to hold your investment. If your goals and objectives change over time and you plan to purchase additional shares, you should re-evaluate those factors to see if you should consider another class of shares. The Fund's operating costs that apply to a class of shares and the effect of the different types of sales charges on your investment will vary your investment results over time.

      The discussion below is not intended to be investment advice or a recommendation, because each investor's financial considerations are different. The discussion below assumes that you will purchase only one class of shares and not a combination of shares of different classes. Of course, these examples are based on approximations of the effects of current sales charges and expenses projected over time, and do not detail all of the considerations in selecting a class of shares. You should analyze your options carefully with your financial advisor before making that choice.

How Long Do You Expect to Hold Your Investment? While future financial needs cannot be predicted with certainty, knowing how long you expect to hold your investment will assist you in selecting the appropriate class of shares. Because of the effect of class-based expenses, your choice will also depend on how much you plan to invest. For example, the reduced sales charges available for larger purchases of Class A shares may, over time, offset the effect of paying an initial sales charge on your investment, compared to the effect over time of higher class-based expenses on shares of Class
      B, Class C or Class N. For retirement plans that qualify to purchase Class N shares, Class N shares will generally be more advantageous than Class B and Class C shares.

   o  Investing for the Shorter Term. While the Fund is meant to be a long-term investment, if you have a relatively short-term
      investment horizon (that is, you plan to hold your shares for not more than six years), you should probably consider purchasing Class
      A or Class C shares rather than Class B shares. That is because of the effect of the Class B contingent deferred sales charge if you redeem within six years, as well as the effect of the Class B asset-based sales charge on the investment return for that class in the short-term. Class C shares might be the appropriate choice
      (especially for investments of less than $100,000), because there is no initial sales charge on Class C shares, and the contingent deferred sales charge does not apply to amounts you sell after holding them one year.

      However, if you plan to invest more than $100,000 for the shorter term, then as your investment horizon increases toward six years,
      Class C shares might not be as advantageous as Class A shares. That is because the annual asset-based sales charge on Class C shares will have a greater impact on your account over the longer term than the reduced front-end sales charge available for larger purchases of Class A shares.

      And for non-retirement plan investors who invest $1 million or more, in most cases Class A shares will be the most advantageous choice, no matter how long you intend to hold your shares. For that reason, the Distributor normally will not accept purchase orders of
      $500,000 or more of Class B shares or $1 million or more of Class C shares from a single investor.

o     Investing  for the  Longer  Term.  If you  are  investing  less  than
      $100,000  for the  longer-term,  for example for  retirement,  and do not  expect  to need  access to your  money for seven  years or more,
      Class B shares may be appropriate.

Are  There  Differences  in  Account  Features  That  Matter  to You?  Some
      account  features  may not be available to Class B, Class C and Class
      N shareholders.  Other features may not be advisable  (because of the effect of the  contingent  deferred  sales charge) for Class B, Class
      C and Class N shareholders.  Therefore,  you should  carefully review how you plan to use your  investment  account  before  deciding which class of shares to buy.

      Additionally, the dividends payable to Class B, Class C and Class N shareholders will be reduced by the additional expenses borne by those classes that are not borne by Class A or Class Y shares, such as the Class B, Class C and Class N asset-based sales charge described below and in the Statement of Additional Information.
      Share certificates are only available for Class A shares. If you are considering using your shares as collateral for a loan, that may be a factor to consider.

How Do Share Classes Affect Payments to Your Broker? A financial advisor may receive different compensation for selling one class of shares than for selling another class. It is important to remember that
      Class B, Class C and Class N contingent deferred sales charges and asset-based sales charges have the same purpose as the front-end sales charge on sales of Class A shares: to compensate the
      Distributor for concessions and expenses it pays to dealers and financial institutions for selling shares. The Distributor may pay additional compensation from its own resources to securities dealers or financial institutions based upon the value of shares of the Fund owned by the dealer or financial institution for its own account or for its customers.

SPECIAL SALES CHARGE ARRANGEMENTS AND WAIVERS. Appendix B to the
Statement of Additional Information details the conditions for the waiver of sales charges that apply in certain cases, and the special sales charge rates that apply to purchases of shares of the Fund by certain groups, or under specified retirement plan arrangements or in other special types of transactions. To receive a waiver or special sales charge rate, you must advise the Distributor when purchasing shares or the Transfer Agent when redeeming shares that the special conditions apply.

HOW CAN YOU BUY CLASS A SHARES? Class A shares are sold at their offering price, which is normally net asset value plus an initial sales charge.
However, in some cases, described below, purchases are not subject to an initial sales charge, and the offering price will be the net asset value.
In other cases, reduced sales charges may be available, as described below or in the Statement of Additional Information. Out of the amount you invest, the Fund receives the net asset value to invest for your account.

      The sales charge varies depending on the amount of your purchase. A portion of the sales charge may be retained by the Distributor or allocated to your dealer as a concession. The Distributor reserves the right to reallow the entire concession to dealers. The current sales charge rates and concessions paid to dealers and brokers are as follows:

 -------------------------------------------------------------------------------
                         Front-End Sales   Front-End Sales
                         Charge As a       Charge As a        Concession As
                         Percentage of     Percentage of Net  Percentage of
 Amount of Purchase      Offering Price    Amount Invested    Offering Price
 -------------------------------------------------------------------------------
 -------------------------------------------------------------------------------
 Less than $25,000             5.75%             6.10%              4.75%
 -------------------------------------------------------------------------------
 -------------------------------------------------------------------------------
 $25,000 or more but
 less                          5.50%             5.82%              4.75%
 than $50,000
 -------------------------------------------------------------------------------
 -------------------------------------------------------------------------------
 $50,000 or more but
 less                          4.75%             4.99%              4.00%
 than $100,000
 -------------------------------------------------------------------------------
 -------------------------------------------------------------------------------
 $100,000 or more but          3.75%             3.90%              3.00%
 less than $250,000
 -------------------------------------------------------------------------------
 -------------------------------------------------------------------------------
 $250,000 or more but          2.50%             2.56%              2.00%
 less than $500,000
 -------------------------------------------------------------------------------
 -------------------------------------------------------------------------------
 $500,000 or more but          2.00%             2.04%              1.60%
 less than $1 million
 -------------------------------------------------------------------------------

Can You Reduce Class A Sales Charges? You may be eligible to buy Class A shares at reduced sales charge rates under the Fund's "Right of
      Accumulation" or a Letter of Intent, as described in "Reduced Sales
      Charges" in the Statement of Additional Information.

Class A Contingent Deferred Sales Charge. There is no initial sales charge on purchases of Class A shares of any one or more of the
      Oppenheimer funds aggregating $1 million or more, or for certain purchases by particular types of retirement plans that were permitted to purchase such shares prior to March 1, 2001
      ("grandfathered retirement accounts"). Retirement plans are not permitted to make initial purchases of Class A shares subject to a contingent deferred sales charge. The Distributor pays dealers of record concessions in an amount equal to 1.0% of purchases of $1 million or more other than by grandfathered retirement accounts.
      For grandfathered retirement accounts, the concession is 0.75% of the first $2.5 million of purchases plus 0.25% of purchases in excess of $2.5 million. In either case, the concession will not be paid on purchases of shares by exchange or that were previously subject to a front-end sales charge and dealer concession.

      If you redeem any of those shares within an 18-month "holding period" measured from the beginning of the calendar month of their purchase, a contingent deferred sales charge (called the "Class A contingent deferred sales charge") may be deducted from the redemption proceeds. That sales charge will be equal to 1.0% of the lesser of:
o     the aggregate net asset value of the redeemed shares at the time of redemption (excluding shares purchased by reinvestment of dividends or capital gain distributions) or
o     the original net asset value of the redeemed shares.

      The Class A contingent deferred sales charge will not exceed the aggregate amount of the concessions the Distributor paid to your dealer on all purchases of Class A shares of all Oppenheimer funds you made that were subject to the Class A contingent deferred sales charge.

Purchases by Certain Retirement Plans. There is no initial sales charge on purchases of Class A shares of any one or more Oppenheimer funds by retirement plans that have $10 million or more in plan assets and that have entered into a special agreement with the Distributor and by retirement plans which are part of a retirement plan product or platform offered by certain banks, broker-dealers, financial advisors, insurance companies or recordkeepers which have entered into a special agreement with the Distributor. The Distributor currently pays dealers of record concessions in an amount equal to
      0.25% of the purchase price of Class A shares by those retirement plans from its own resources at the time of sale, subject to certain exceptions as described in the Statement of Additional
      Information. There is no contingent deferred sales charge upon the redemption of such shares.

HOW CAN YOU BUY CLASS B SHARES? Class B shares are sold at net asset value per share without an initial sales charge. However, if Class B shares are redeemed within six years from the beginning of the calendar month of their purchase, a contingent deferred sales charge will be deducted from the redemption proceeds. The Class B contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class B shares.

      The amount of the contingent deferred sales charge will depend on the number of years since you invested and the dollar amount being redeemed, according to the following schedule for the Class B contingent deferred sales charge holding period:

-------------------------------------------------------------------------------
Years Since Beginning of Month in       Contingent Deferred Sales Charge on
Which                                   Redemptions in That Year
Purchase Order was Accepted             (As % of Amount Subject to Charge)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
0 - 1                                   5.0%
-------------------------------------------------------------------------------
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1 - 2                                   4.0%
-------------------------------------------------------------------------------
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2 - 3                                   3.0%
-------------------------------------------------------------------------------
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3 - 4                                   3.0%
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4 - 5                                   2.0%
-------------------------------------------------------------------------------
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5 - 6                                   1.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
6 and following                         None
-------------------------------------------------------------------------------
In the table,  a "year" is a 12-month  period.  In applying the  contingent deferred  sales charge,  all purchases are  considered to have been made on the first  regular  business  day of the month in which  the  purchase  was made.

Automatic Conversion of Class B Shares. Class B shares automatically convert to Class A shares 72 months after you purchase them. This conversion feature relieves Class B shareholders of the asset-based sales charge that applies to Class B shares under the Class B
      Distribution and Service Plan, described below. The conversion is based on the relative net asset value of the two classes, and no sales load or other charge is imposed. When any Class B shares that you hold convert, any other Class B shares that were acquired by reinvesting dividends and distributions on the converted shares will also convert to Class A shares. For further information on the conversion feature and its tax implications, see "Class B
      Conversion" in the Statement of Additional Information.

How Can you Buy Class C Shares? Class C shares are sold at net asset value per share without an initial sales charge. However, if Class C shares are redeemed within a holding period of 12 months from the beginning of the calendar month of their purchase, a contingent deferred sales charge of 1.0% will be deducted from the redemption proceeds. The
Class C contingent deferred sales charge is paid to compensate the
Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class C shares.

HOW CAN YOU BUY CLASS N SHARES? Class N shares are offered for sale to retirement plans (including IRAs and 403(b) plans) that purchase $500,000 or more of Class N shares of one or more Oppenheimer funds or to group retirement plans (which do not include IRAs and 403(b) plans) that have assets of $500,000 or more or 100 or more eligible participants. See
"Availability of Class N shares" in the Statement of Additional
Information for other circumstances where Class N shares are available for purchase.

      A contingent deferred sales charge of 1.0% will be imposed upon the redemption of Class N shares, if:
o     The group retirement plan is terminated or Class N shares of all
      Oppenheimer funds are terminated as an investment option of the plan and Class N shares are redeemed within 18 months after the plan's first purchase of Class N shares of any Oppenheimer fund, or
o     With respect to an IRA or 403(b) plan, Class N shares are redeemed within 18 months of the plan's first purchase of Class N shares of any Oppenheimer fund.

      Retirement plans that offer Class N shares may impose charges on plan participant accounts. The procedures for buying, selling, exchanging and transferring the Fund's other classes of shares (other than the time those orders must be received by the Distributor or Transfer Agent in
Colorado) and the special account features applicable to purchasers of those other classes of shares described elsewhere in this prospectus do not apply to Class N shares offered through a group retirement plan.
Instructions for buying, selling, exchanging or transferring Class N shares offered through a group retirement plan must be submitted by the plan, not by plan participants for whose benefit the shares are held.

WHO CAN BUY CLASS Y  SHARES?  Class Y shares  are sold at net  asset  value per share without a sales charge directly to  institutional  investors that have special  agreements with the  Distributor  for this purpose.  They may include insurance companies,  registered  investment companies and employee benefit plans. Individual investors cannot buy Class Y shares directly.

      An   institutional   investor  that  buys  Class  Y  shares  for  its
customers'  accounts may impose charges on those  accounts.  The procedures for buying,  selling,  exchanging and transferring the Fund's other classes of  shares  (other  than the time  those  orders  must be  received  by the
Distributor  or Transfer  Agent at their  Colorado  office) and the special account  features  available  to investors  buying  those other  classes of shares do not apply to Class Y shares.  Instructions  for buying,  selling, exchanging  or  transferring  Class  Y  shares  must  be  submitted  by the institutional  investor,  not by its customers for whose benefit the shares are held.

DISTRIBUTION AND SERVICE (12b-1) PLANS.

Service Plan for Class A Shares. The Fund has adopted a Service Plan for
      Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to
      0.25% of the average annual net assets of Class A shares of the
      Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal service and maintenance of accounts of their customers that hold Class A shares.  With respect to Class A shares subject to a Class A contingent deferred sales charge purchased by grandfathered retirement accounts, the Distributor pays the 0.25%
      service fee to dealers in advance for the first year after the shares are sold by the dealer. After the shares have been held for a year, the Distributor pays the service fee to dealers on a quarterly basis.

Distribution and Service Plans for Class B, Class C and Class N Shares.
      The Fund has adopted Distribution and Service Plans for Class B,
      Class C and Class N shares to pay the Distributor for its services and costs in distributing Class B, Class C and Class N shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under the Class B, Class C and Class
      N plans.

      The asset-based sales charge and service fees increase Class B and
      Class C expenses by 1.0% and increase Class N expenses by 0.50% of the net assets per year of the respective class. Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

      The Distributor uses the service fees to compensate dealers for providing personal services for accounts that hold Class B, Class C or Class N shares. The Distributor pays the 0.25% service fees to dealers in advance for the first year after the shares are sold by the dealer. After the shares have been held for a year, the
      Distributor pays the service fees to dealers on a quarterly basis.
      The Distributor retains the service fees for accounts for which it renders the required personal services.

      The Distributor currently pays a sales concession of 3.75% of the purchase price of Class B shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of Class B shares is therefore 4.00% of the purchase price.
      The Distributor retains the Class B asset-based sales charge. See the Statement of Additional Information for exceptions.

      The Distributor currently pays a sales concession of 0.75% of the purchase price of Class C shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of Class C shares is therefore 1.0% of the purchase price. The
      Distributor pays the asset-based sales charge as an ongoing concession to the dealer on Class C shares that have been
      outstanding for a year or more. See the Statement of Additional
      Information for exceptions.

      The Distributor currently pays a sales concession of 0.75% of the purchase price of Class N shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of Class N shares is therefore 1.0% of the purchase price. The
      Distributor retains the asset-based sales charge on Class N shares.
      See the Statement of Additional Information for exceptions.

Special Investor Services

ACCOUNTLINK. You can use our AccountLink feature to link your Fund account with an account at a U.S. bank or other financial institution. It must be an Automated Clearing House (ACH) member. AccountLink lets you:
    o transmit funds electronically to purchase shares by telephone
      (through a service representative or by PhoneLink) or automatically under Asset Builder Plans, or
    o have the Transfer Agent send redemption proceeds or transmit dividends and distributions directly to your bank account. Please call the Transfer Agent for more information.

      You may purchase shares by telephone only after your account has been established. To purchase shares in amounts up to $250,000 through a telephone representative, call the Distributor at 1.800.CALL.OPP. The purchase payment will be debited from your bank account.

      AccountLink privileges should be requested on your Application or your dealer's settlement instructions if you buy your shares through a dealer. After your account is established, you can request AccountLink privileges by sending signature-guaranteed instructions and proper documentation to the Transfer Agent. AccountLink privileges will apply to each shareholder listed in the registration on your account as well as to your dealer representative of record unless and until the Transfer Agent receives written instructions terminating or changing those privileges.
After you establish AccountLink for your account, any change of bank account information must be made by signature-guaranteed instructions to the Transfer Agent signed by all shareholders who own the account.

PHONELINK. PhoneLink is the OppenheimerFunds automated telephone system that enables shareholders to perform a number of account transactions automatically using a touch-tone phone. PhoneLink may be used on already-established Fund accounts after you obtain a Personal
Identification Number (PIN), by calling the PhoneLink number,
1.800.CALL.OPP.
Purchasing Shares. You may purchase shares in amounts up to $100,000 by phone, by calling 1.800.CALL.OPP. You must have established
      AccountLink privileges to link your bank account with the Fund to pay for these purchases.
Exchanging Shares. With the OppenheimerFunds Exchange Privilege,
      described below, you can exchange shares automatically by phone from your Fund account to another OppenheimerFunds account you have already established by calling the special PhoneLink number.
Selling Shares. You can redeem shares by telephone automatically by calling the PhoneLink number and the Fund will send the proceeds directly to your AccountLink bank account. Please refer to "How to
      Sell Shares," below for details.

CAN YOU SUBMIT TRANSACTION REQUESTS BY FAX? You may send requests for certain types of account transactions to the Transfer Agent by fax
(telecopier). Please call 1.800.CALL.OPP for information about which transactions may be handled this way. Transaction requests submitted by fax are subject to the same rules and restrictions as written and telephone requests described in this Prospectus.

OPPENHEIMERFUNDS INTERNET WEBSITE. You can obtain information about the
Fund, as well as your account balance, on the OppenheimerFunds Internet website, at WWW.OPPENHEIMERFUNDS.COM. Additionally, shareholders listed
            ------------------------
in the account registration (and the dealer of record) may request certain account transactions through a special section of that website.
To perform account transactions or obtain account information online, you must first obtain a user I.D. and password on that website. If you do not want to have Internet account transaction capability for your account, please call the Transfer Agent at 1.800.CALL.OPP. At times, the website may be inaccessible or its transaction features may be unavailable.

AUTOMATIC WITHDRAWAL AND EXCHANGE PLANS. The Fund has several plans that enable you to sell shares automatically or exchange them to another
OppenheimerFunds account on a regular basis. Please call the Transfer
Agent or consult the Statement of Additional Information for details.

REINVESTMENT PRIVILEGE If you redeem some or all of your Class A or Class
B shares of the Fund, you have up to six months to reinvest all or part of the redemption proceeds in Class A shares of the Fund or other
Oppenheimer funds without paying a sales charge. This privilege applies only to Class A shares that you purchased subject to an initial sales charge and to Class A or Class B shares on which you paid a contingent deferred sales charge when you redeemed them. This privilege does not apply to Class C, Class N or Class Y shares. You must be sure to ask the
Distributor for this privilege when you send your payment.

RETIREMENT PLANS. You may buy shares of the Fund for your retirement plan account. If you participate in a plan sponsored by your employer, the plan trustee or administrator must buy the shares for your plan account.
The Distributor also offers a number of different retirement plans that individuals and employers can use:
Individual Retirement Accounts (IRAs). These include regular IRAs, Roth
      IRAs, SIMPLE IRAs and rollover IRAs.
SEP-IRAs. These are Simplified Employee Pension Plan IRAs for small business owners or self-employed individuals.
403(b)(7) Custodial Plans. These are tax-deferred plans for employees of eligible tax-exempt organizations, such as schools, hospitals and charitable organizations.
401(k) Plans. These are special retirement plans for businesses.
Pension and Profit-Sharing Plans. These plans are designed for businesses and self-employed individuals.
      Please call the Distributor for OppenheimerFunds retirement plan documents, which include applications and important plan information.

How to Sell Shares

You can sell (redeem) some or all of your shares on any regular business day. Your shares will be sold at the next net asset value calculated after your order is received in proper form (which means that it must comply with the procedures described below) and is accepted by the
Transfer Agent. The Fund lets you sell your shares by writing a letter or by telephone. You can also set up Automatic Withdrawal Plans to redeem shares on a regular basis. If you have questions about any of these procedures, and especially if you are redeeming shares in a special situation, such as due to the death of the owner or from a retirement plan account, please call the Transfer Agent first, at 1.800.CALL.OPP, for assistance.

Certain Requests Require a Signature Guarantee. To protect you and the
      Fund from fraud, the following redemption requests must be in writing and must include a signature guarantee (although there may be other situations that also require a signature guarantee):
   o  You wish to redeem more than $100,000 and receive a check
   o  The redemption check is not payable to all shareholders listed on the account statement
   o  The redemption check is not sent to the address of record on your account statement
   o  Shares are being transferred to a Fund account with a different owner or name
   o  Shares are being redeemed by someone (such as an Executor) other than the owners.

Where Can You Have Your Signature Guaranteed? The Transfer Agent will accept a guarantee of your signature by a number of financial institutions, including:
o     a U.S. bank, trust company, credit union or savings association,
o     a foreign bank that has a U.S. correspondent bank,
o     a U.S. registered dealer or broker in securities, municipal securities or government securities, or
o     a U.S. national securities exchange, a registered securities association or a clearing agency.
      If you are signing on behalf of a corporation, partnership or other business or as a fiduciary, you must also include your title in the signature.

Retirement Plan Accounts. There are special procedures to sell shares in an OppenheimerFunds retirement plan account. Call the Transfer
      Agent for a distribution request form. Special income tax
      withholding requirements apply to distributions from retirement plans. You must submit a withholding form with your redemption request to avoid delay in getting your money and if you do not want tax withheld. If your employer holds your retirement plan account for you in the name of the plan, you must ask the plan trustee or administrator to request the sale of the Fund shares in your plan account.

HOW DO you SELL SHARES BY MAIL? Write a letter of instruction that includes:
   o  Your name
   o  The Fund's name
   o  Your Fund account number (from your account statement)
   o  The dollar amount or number of shares to be redeemed
   o  Any special payment instructions
   o  Any share certificates for the shares you are selling
   o  The signatures of all registered owners exactly as the account is registered, and
   o  Any special documents requested by the Transfer Agent to assure proper authorization of the person asking to sell the shares.

Use the following address for            Send courier or express mail
Requests by mail:                        requests to:
OppenheimerFunds Services                OppenheimerFunds Services
P.O. Box 5270                            10200 E. Girard Avenue, Building D
Denver Colorado 80217                    Denver, Colorado 80231

HOW DO you SELL SHARES BY TELEPHONE? You and your dealer representative of record may also sell your shares by telephone. To receive the redemption price calculated on a particular regular business day, your call must be received by the Transfer Agent by the close of The New York
Stock Exchange that day, which is normally 4:00 P.M., but may be earlier on some days. You may not redeem shares held in an OppenheimerFunds retirement plan account or under a share certificate by telephone.
   o  To redeem shares through a service representative or automatically on PhoneLink, call 1.800.CALL.OPP.
      Whichever  method you use,  you may have a check sent to the  address on the  account  statement,  or, if you have  linked  your Fund  account to your bank account on  AccountLink,  you may have the proceeds  sent to that bank account.

Are There Limits on Amounts Redeemed by Telephone?
Telephone Redemptions Paid by Check. Up to $100,000 may be redeemed by telephone in any seven-day period. The check must be payable to all owners of record of the shares and must be sent to the address on the account statement. This service is not available within 30 days of changing the address on an account.

Telephone Redemptions Through AccountLink. There are no dollar limits on telephone redemption proceeds sent to a bank account designated when you establish AccountLink. Normally the ACH transfer to your bank is initiated on the business day after the redemption. You do not receive dividends on the proceeds of the shares you redeemed while they are waiting to be transferred.

CAN YOU SELL SHARES THROUGH your DEALER?  The Distributor has made arrangements to repurchase Fund shares from dealers and brokers on behalf of their customers. Brokers or dealers may charge for that service. If your shares are held in the name of your dealer, you must redeem them through your dealer.

HOW CONTINGENT DEFERRED SALES CHARGES AFFECT REDEMPTIONS. If you purchase shares subject to a Class A, Class B, Class C or Class N contingent deferred sales charge and redeem any of those shares during the applicable holding period for the class of shares, the contingent deferred sales charge will be deducted from the redemption proceeds
(unless you are eligible for a waiver of that sales charge based on the categories listed in Appendix B to the Statement of Additional
Information and you advise the Transfer Agent of your eligibility for the waiver when you place your redemption request.)

      A  contingent  deferred  sales  charge will be based on the lesser of the net asset value of the  redeemed  shares at the time of  redemption  or the  original net asset value.  A contingent  deferred  sales charge is not imposed on:
o     the amount of your account  value  represented  by an increase in net asset value over the initial purchase price,
o     shares  purchased by the  reinvestment  of dividends or capital gains distributions, or
o     shares  redeemed in the special  circumstances  described in Appendix
      B to the Statement of Additional Information
      To determine whether a contingent deferred sales charge applies to a redemption, the Fund redeems shares in the following order:
   1. shares acquired by reinvestment of dividends and capital gains distributions,
   2. shares held for the holding period that applies to the class, and
   3. shares held the longest during the holding period.

      Contingent deferred sales charges are not charged when you exchange shares of the Fund for shares of other Oppenheimer funds. However, if you exchange them within the applicable contingent deferred sales charge holding period, the holding period will carry over to the fund whose shares you acquire. Similarly, if you acquire shares of this Fund by exchanging shares of another Oppenheimer fund that are still subject to a contingent deferred sales charge holding period, that holding period will carry over to this Fund.

How to Exchange Shares

Shares of the Fund may be exchanged for shares of certain Oppenheimer funds at net asset value per share at the time of exchange, without sales charge. Shares of the Fund can be purchased by exchange of shares of other Oppenheimer funds on the same basis. To exchange shares, you must meet several conditions:
   o  Shares of the fund selected for exchange must be available for sale in your state of residence.
   o  The prospectuses of both funds must offer the exchange privilege.
   o  You must hold the shares you buy when you establish your account for at least seven days before you can exchange them. After the account is open seven days, you can exchange shares every regular business day.
   o  You must meet the minimum purchase requirements for the fund whose shares you purchase by exchange.
   o  Before exchanging into a fund, you must obtain and read its prospectus.
      Shares of a particular class of the Fund may be exchanged only for shares of the same class in the other Oppenheimer funds. For example, you can exchange Class A shares of this Fund only for Class A shares of another fund. In some cases, sales charges may be imposed on exchange transactions. For tax purposes, exchanges of shares involve a sale of the shares of the fund you own and a purchase of the shares of the other fund, which may result in a capital gain or loss. Please refer to "How to
Exchange Shares" in the Statement of Additional Information for more details.

      You can find a list of Oppenheimer funds currently available for exchanges in the Statement of Additional Information or obtain one by calling a service representative at 1.800.CALL.OPP. That list can change from time to time.

HOW DO you SUBMIT EXCHANGE REQUESTS? Exchanges may be requested in writing or by telephone:

Written Exchange Requests. Submit an OppenheimerFunds Exchange Request
      form, signed by all owners of the account. Send it to the Transfer
      Agent at the address on the back cover. Exchanges of shares held under certificates cannot be processed unless the Transfer Agent receives the certificates with the request.
Telephone  Exchange  Requests.  Telephone  exchange  requests  may be  made either  by  calling a service  representative  or by using  PhoneLink
      for  automated   exchanges  by  calling   1.800.CALL.OPP.   Telephone
      exchanges  may be made  only  between  accounts  that are  registered with the same  name(s) and  address.  Shares held under  certificates may not be exchanged by telephone.

ARE THERE LIMITATIONS ON EXCHANGES? There are certain exchange policies you should be aware of:
o     Shares are normally redeemed from one fund and purchased from the other fund in the exchange transaction on the same regular business day on which the Transfer Agent receives an exchange request that conforms to the policies described above. It must be received by the close of The New York Stock Exchange that day, which is normally 4:00 P.M. but may be earlier on some days. However, either fund may delay the purchase of shares of the fund you are
      exchanging into up to seven days if it determines it would be disadvantaged by the same day exchange.
o     The interests of the Fund's long-term shareholders and its ability to manage its investments may be adversely affected when its shares are repeatedly bought and sold in response to short-term market fluctuations--also known as "market timing." When large dollar amounts are involved, the Fund may have difficulty implementing long-term investment strategies, because it cannot predict how much cash it will have to invest. Market timing also may force the Fund to sell portfolio securities at disadvantageous times to raise the cash needed to buy a market timer's Fund shares. These factors may hurt the Fund's performance and its shareholders. When the Manager believes frequent trading would have a disruptive effect on the
      Fund's ability to manage its investments, the Manager and the Fund may reject purchase orders and exchanges into the Fund by any person, group or account that the Manager believes to be a market timer.
   o  The Fund may amend, suspend or terminate the exchange privilege at any time. The Fund will provide you notice whenever it is required to do so by applicable law, but it may impose changes at any time for emergency purposes.
   o  If the Transfer Agent cannot exchange all the shares you request because of a restriction cited above, only the shares eligible for exchange will be exchanged.

Shareholder Account Rules and Policies

More information about the Fund's policies and procedures for buying, selling and exchanging shares is contained in the Statement of Additional
Information.
Effective September 27, 2002, a $12 annual fee will be charged on any account valued at less than $500. See the Statement of Additional
      Information for circumstances when this fee will not be charged.
The offering of shares may be suspended during any period in which the determination of net asset value is suspended, and the offering may be suspended by the Board of Trustees at any time the Board believes it is in the Fund's best interest to do so.
Telephone transaction privileges for purchases, redemptions or exchanges may be modified, suspended or terminated by the Fund at any time.
      The Fund will provide you notice whenever it is required to do so by applicable law. If an account has more than one owner, the Fund and the Transfer Agent may rely on the instructions of any one owner. Telephone privileges apply to each owner of the account and the dealer representative of record for the account unless the
      Transfer Agent receives cancellation instructions from an owner of the account.
The Transfer Agent will record any telephone calls to verify data concerning transactions and has adopted other procedures to confirm that telephone instructions are genuine, by requiring callers to provide tax identification numbers and other account data or by using PINs, and by confirming such transactions in writing. The
      Transfer Agent and the Fund will not be liable for losses or expenses arising out of telephone instructions reasonably believed to be genuine.
Redemption or transfer requests will not be honored until the Transfer
      Agent receives all required documents in proper form. From time to time, the Transfer Agent in its discretion may waive certain of the requirements for redemptions stated in this Prospectus.
Dealers that perform account transactions for their clients by participating in NETWORKING through the National Securities
      Clearing Corporation are responsible for obtaining their clients'
      permission to perform those transactions, and are responsible to their clients who are shareholders of the Fund if the dealer performs any transaction erroneously or improperly.
The redemption price for shares will vary from day to day because the value of the securities in the Fund's portfolio fluctuates. The redemption price, which is the net asset value per share, will normally differ for each class of shares. The redemption value of your shares may be more or less than their original cost.
Payment for redeemed shares ordinarily is made in cash. It is forwarded by check, or through AccountLink within seven days after the
      Transfer Agent receives redemption instructions in proper form.
      However, under unusual circumstances determined by the Securities and Exchange Commission, payment may be delayed or suspended. For accounts registered in the name of a broker-dealer, payment will normally be forwarded within three business days after redemption.
The Transfer Agent may delay forwarding a check or processing a payment via AccountLink for recently purchased shares, but only until the purchase payment has cleared. That delay may be as much as 10 days from the date the shares were purchased. That delay may be avoided if you purchase shares by Federal Funds wire or certified check, or arrange with your bank to provide telephone or written assurance to the Transfer Agent that your purchase payment has cleared.
Involuntary  redemptions  of small  accounts may be made by the Fund if the account  value has fallen below $500 for reasons  other than the fact
      that  the  market  value  of  shares  has  dropped.   In  some  cases
      involuntary  redemptions  may be made to repay  the  Distributor  for losses from the cancellation of share purchase orders.
Shares may be "redeemed in kind" under unusual circumstances (such as a lack of liquidity in the Fund's portfolio to meet redemptions).
      This means that the redemption proceeds will be paid with liquid securities from the Fund's portfolio.
"Backup withholding" of federal income tax may be applied against taxable dividends, distributions and redemption proceeds (including exchanges) if you fail to furnish the Fund your correct, certified
      Social Security or Employer Identification Number when you sign your application, or if you under-report your income to the
      Internal Revenue Service.
To avoid sending duplicate copies of materials to households, the Fund will mail only one copy of each prospectus, annual and semi-annual report and annual notice of the Fund's privacy policy to
      shareholders having the same last name and address on the Fund's records. The consolidation of these mailings, called householding, benefits the Fund through reduced mailing expense.

      If you want to receive multiple copies of these materials, you may call the Transfer Agent at 1.800.CALL.OPP. You may also notify the
      Transfer Agent in writing. Individual copies of prospectuses, reports and privacy notices will be sent to you commencing within
      30 days after the Transfer Agent receives your request to stop householding.

Dividends, Capital Gains and Taxes

DIVIDENDS.  The Fund  intends  to  declare  dividends  separately  for each class of shares from net  investment  income on an annual  basis and to pay them to  shareholders  in  December  on a date  selected  by the  Board  of
Trustees.  Dividends and  distributions  paid on Class A and Class Y shares will  generally be higher than  dividends  for Class B, Class C and Class N shares,  which normally have higher  expenses than Class A and Class Y. The
Fund has no fixed  dividend rate and cannot  guarantee that it will pay any dividends or distributions.

CAPITAL  GAINS.  The  Fund  may  realize  capital  gains  on  the  sale  of portfolio  securities.  If it does,  it may make  distributions  out of any net  short-term or long-term  capital  gains in December of each year.  The
Fund may make  supplemental  distributions  of dividends  and capital gains following  the end of its fiscal year.  There can be no assurance  that the
Fund will pay any capital gains distributions in a particular year.

WHAT CHOICES DO YOU HAVE FOR RECEIVING DISTRIBUTIONS? When you open your account, specify on your application how you want to receive your dividends and distributions. You have four options:
Reinvest All Distributions in the Fund. You can elect to reinvest all dividends and capital gains distributions in additional shares of the Fund.
Reinvest Dividends or Capital Gains. You can elect to reinvest some distributions (dividends, short-term capital gains or long-term capital gains distributions) in the Fund while receiving the other types of distributions by check or having them sent to your bank account through AccountLink.
Receive All Distributions in Cash. You can elect to receive a check for all dividends and capital gains distributions or have them sent to your bank through AccountLink.
Reinvest Your Distributions in Another OppenheimerFunds Account. You can
      reinvest all distributions in the same class of shares of another
      OppenheimerFunds account you have established.

TAXES. If your shares are not held in a tax-deferred retirement account, you should be aware of the following tax implications of investing in the
Fund. Distributions are subject to federal income tax and may be subject to state or local taxes. Dividends paid from short-term capital gains and net investment income are taxable as ordinary income. Long-term capital gains are taxable as long-term capital gains when distributed to shareholders. It does not matter how long you have held your shares.
Whether you reinvest your distributions in additional shares or take them in cash, the tax treatment is the same.

      Every year the Fund will send you and the IRS a statement showing the amount of any taxable distribution you received in the previous year.
Any long-term capital gains will be separately identified in the tax information the Fund sends you after the end of the calendar year.

Avoid "Buying a Dividend." If you buy shares on or just before the ex-dividend date or just before the Fund declares a capital gains distribution, you will pay the full price for the shares and then receive a portion of the price back as a taxable dividend or capital gain.
Remember, There May be Taxes on Transactions. Because the Fund's share prices fluctuate, you may have a capital gain or loss when you sell or exchange your shares. A capital gain or loss is the difference between the price you paid for the shares and the price you received when you sold them. Any capital gain is subject to capital gains tax.
Returns of Capital Can Occur. In certain cases, distributions made by the
      Fund may be considered a non-taxable return of capital to
      shareholders. If that occurs, it will be identified in notices to shareholders.

      This  information  is only a summary  of certain  federal  income tax information  about  your  investment.  You  should  consult  with  your tax advisor about the effect of an  investment  in the Fund on your  particular tax situation.

Financial Highlights

The Financial Highlights Table is presented to help you understand the
Fund's financial performance since its inception.  Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost)
on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, the Fund's independent auditors, whose report, along with the Fund's financial statements, is included in the Statement of Additional Information, which is available on request.

FINANCIAL HIGHLIGHTS

 CLASS A  YEAR ENDED JULY 31,
2002      2001      2000(1)
========================================================================================

 PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------
 Net asset value, beginning of period                      $
8.78    $10.30   $ 10.00
----------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)
(.04)     (.04)      .02
 Net realized and unrealized gain (loss)
(1.94)    (1.48)      .30

-----------------------------
 Total from investment operations
(1.98)    (1.52)      .32
----------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment
income                          --        --        --(2)
 Dividends in excess of net investment
income                  --        --      (.02)

-----------------------------
 Total dividends and/or distributions
 to
shareholders
--        --      (.02)
----------------------------------------------------------------------------------------
 Net asset value, end of period
$6.80     $8.78    $10.30

=============================

========================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(3)
(22.55)%  (14.76)%    3.18%
----------------------------------------------------------------------------------------

========================================================================================
 RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)
$4,270    $4,737    $5,918
----------------------------------------------------------------------------------------
 Average net assets (in thousands)
$4,625    $5,173    $3,959
----------------------------------------------------------------------------------------
 Ratios to average net assets:(4)
 Net investment income (loss)
(0.52)%   (0.40)%    0.14%
 Expenses
2.13%     1.68%     1.46%
 Expenses, net of reduction to custodian expenses
 and/or voluntary waiver of transfer agent fees
1.95%     1.68%     1.41%
----------------------------------------------------------------------------------------
 Portfolio turnover rate
105%      164%      195%

1. For the period from September 1, 1999 (inception of
offering) to July 31, 2000.
2. Less than $0.005 per share.
3. Assumes an investment on the business day before the first day of the fiscal
period (or inception of offering), with all dividends and
distributions reinvested in
additional shares on the reinvestment date, and redemption at the net asset value
calculated on the last business day of the fiscal period.
Sales charges are not
reflected in the total returns. Total returns are not
annualized for periods of less
than one full year.
4. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                       22 | OPPENHEIMER TRINITY CORE FUND
                          |

 CLASS B YEAR ENDED JULY 31,
2002      2001      2000(1)
========================================================================================

 PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------
 Net asset value, beginning of period                      $
8.63    $10.22   $ 10.00
----------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss
(.06)     (.10)     (.02)
 Net realized and unrealized gain (loss)
(1.93)    (1.49)      .25

-----------------------------
 Total from investment operations
(1.99)    (1.59)      .23
----------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment
income                          --        --        --(2)
 Dividends in excess of net investment
income                  --        --      (.01)

-----------------------------
 Total dividends and/or distributions
 to
shareholders
--        --      (.01)
----------------------------------------------------------------------------------------
 Net asset value, end of period
$6.64     $8.63    $10.22

=============================

========================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(3)
(23.06)%  (15.56)%    2.31%
----------------------------------------------------------------------------------------

========================================================================================
 RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)
$1,770    $1,434    $1,160
----------------------------------------------------------------------------------------
 Average net assets (in thousands)
$1,736    $1,388    $  386
----------------------------------------------------------------------------------------
 Ratios to average net assets:(4)
 Net investment loss
(1.27)%   (1.32)%   (0.73)%
 Expenses
2.91%     2.57%     2.33%
 Expenses, net of reduction to custodian expenses
 and/or voluntary waiver of transfer agent fees
2.73%     2.57%     2.28%
----------------------------------------------------------------------------------------
 Portfolio turnover rate
105%      164%      195%

1. For the period from September 1, 1999 (inception of
offering) to July 31, 2000.
2. Less than $0.005 per share.
3. Assumes an investment on the business day before the first day of the fiscal
period (or inception of offering), with all dividends and
distributions reinvested in
additional shares on the reinvestment date, and redemption at the net asset value
calculated on the last business day of the fiscal period.
Sales charges are not
reflected in the total returns. Total returns are not
annualized for periods of less
than one full year.
4. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                       23 | OPPENHEIMER TRINITY CORE FUND
                          |

FINANCIAL HIGHLIGHTS  CONTINUED

 CLASS C  YEAR ENDED JULY 31,
2002      2001   2000(1)
========================================================================================

 PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------
 Net asset value, beginning of period                      $
8.65    $10.24   $ 10.00
----------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss
(.07)     (.10)     (.03)
 Net realized and unrealized gain (loss)
(1.92)    (1.49)      .27

-----------------------------
 Total from investment operations
(1.99)    (1.59)      .24
----------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment
income                          --        --        --(2)
 Dividends in excess of net investment
income                  --        --        --

-----------------------------
 Total dividends and/or distributions
 to
shareholders
--        --        --
----------------------------------------------------------------------------------------
 Net asset value, end of period
$6.66     $8.65    $10.24

=============================

========================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(3)
(23.01)%  (15.53)%    2.40%
----------------------------------------------------------------------------------------

========================================================================================
 RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)
$1,337    $1,262      $989
----------------------------------------------------------------------------------------
 Average net assets (in thousands)
$1,348    $1,215      $322
----------------------------------------------------------------------------------------
 Ratios to average net assets:(4)
 Net investment loss
(1.29)%   (1.29)%   (0.73)%
 Expenses
2.90%     2.59%     2.33%
 Expenses, net of reduction to custodian expenses
 and/or voluntary waiver of transfer agent fees
2.72%     2.59%     2.28%
----------------------------------------------------------------------------------------
 Portfolio turnover rate
105%      164%      195%

1. For the period from September 1, 1999 (inception of
offering) to July 31, 2000.
2. Less than $0.005 per share.
3. Assumes an investment on the business day before the first day of the fiscal
period (or inception of offering), with all dividends and
distributions reinvested in
additional shares on the reinvestment date, and redemption at the net asset value
calculated on the last business day of the fiscal period.
Sales charges are not
reflected in the total returns. Total returns are not
annualized for periods of less
than one full year.
4. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                       24 | OPPENHEIMER TRINITY CORE FUND
                          |

 CLASS N   YEAR ENDED JULY
31,                                 2002    2001(1)
================================================================================
 PER SHARE OPERATING DATA
--------------------------------------------------------------------------------
 Net asset value, beginning of period
$8.75    $ 8.89
--------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment
loss                                           (.05)     (.05)
 Net realized and unrealized loss
(1.93)     (.09)

------------------
 Total from investment operations
(1.98)     (.14)
--------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment
income                            --        --
 Dividends in excess of net investment
income                    --        --

------------------
 Total dividends and/or distributions
 to
shareholders
--        --
--------------------------------------------------------------------------------
 Net asset value, end of period
$6.77     $8.75

==================

================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(2)
(22.63)%   (1.58)%
--------------------------------------------------------------------------------

================================================================================
 RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
 Net assets, end of period (in
thousands)                       $82        $1
--------------------------------------------------------------------------------
 Average net assets (in
thousands)                              $71        $1
--------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment loss
(0.70)%   (1.43)%

Expenses
2.46%     1.75%
 Expenses, net of reduction to custodian expenses
 and/or voluntary waiver of transfer agent
fees                2.28%     1.75%
--------------------------------------------------------------------------------
 Portfolio turnover
rate                                        105%      164%

1. For the period from March 1, 2001 (inception of offering)
to July 31, 2001.
2. Assumes an investment on the business day before the first day of the fiscal
period (or inception of offering), with all dividends and
distributions
reinvested in additional shares on the reinvestment date, and redemption at the
net asset value calculated on the last business day of the
fiscal period. Sales
charges are not reflected in the total returns. Total returns are not annualized
for periods of less than one full year.
3. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                       25 | OPPENHEIMER TRINITY CORE FUND
                          |

 FINANCIAL HIGHLIGHTS  CONTINUED

 CLASS Y   YEAR ENDED JULY 31,
2002      2001      2000(1)
==========================================================================================

 PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------
 Net asset value, beginning of period
$8.99    $10.30   $ 10.00
------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)
(.03)     (.02)      .05
 Net realized and unrealized gain (loss)
(1.96)    (1.29)      .28

------------------------------
 Total from investment operations
(1.99)    (1.31)      .33
------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment
income                          --        --        --(2)
 Dividends in excess of net investment
income                  --        --      (.03)

------------------------------
 Total dividends and/or distributions
 to
shareholders
--        --      (.03)
------------------------------------------------------------------------------------------
 Net asset value, end of period
$7.00    $ 8.99    $10.30

==============================

==========================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(3)
(22.14)%  (12.72)%    3.26%
------------------------------------------------------------------------------------------

==========================================================================================
 RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)
$121      $ 86        $1
------------------------------------------------------------------------------------------
 Average net assets (in thousands)
$102      $160        $1
------------------------------------------------------------------------------------------
 Ratios to average net assets:(4)
 Net investment income
0.04%     0.07%     0.26%
 Expenses
3.80%     2.35%(5)  1.34%
 Expenses, net of reduction to custodian expenses
 and/or voluntary waiver of transfer agent fees
1.43%     1.30%     1.29%
------------------------------------------------------------------------------------------
 Portfolio turnover rate
105%      164%      195%

1. For the period from September 1, 1999 (inception of
offering) to July 31, 2000.
2. Less than $0.005 per share.
3. Assumes an investment on the business day before the first day of the fiscal
period (or inception of offering), with all dividends and
distributions reinvested in
additional shares on the reinvestment date, and redemption at the net asset value
calculated on the last business day of the fiscal period.
Sales charges are not
reflected in the total returns. Total returns are not
annualized for periods of less
than one full year.
4. Annualized for periods of less than one full year.
5. Added since July 31, 2001 to reflect expenses before
reduction to custodian
expenses and voluntary waiver of transfer agent fees.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                       26 | OPPENHEIMER TRINITY CORE FUND
                          |

NOTES TO FINANCIAL STATEMENTS

================================================================================
 1. SIGNIFICANT ACCOUNTING POLICIES
 Oppenheimer Trinity Core Fund (the Fund) is registered under the Investment
 Company Act of 1940, as amended, as an open-end management
investment company.
 The Fund's investment objective is to seek long-term growth of capital. The
 Fund's investment advisor is OppenheimerFunds, Inc. (the
Manager).
    The Fund offers Class A, Class B, Class C, Class N and
Class Y shares. Class
 A shares are sold at their offering price, which is normally net asset value
 plus a front-end sales charge. Class B, Class C and Class N shares are sold
 without a front-end sales charge but may be subject to a
contingent deferred
 sales charge (CDSC). Class N shares are sold only through
retirement plans.
 Retirement plans that offer Class N shares may impose
charges on those
 accounts. Class Y shares are sold to certain institutional
investors without
 either a front-end sales charge or a CDSC. All classes of
shares have identical
 rights and voting privileges. Earnings, net assets and net
asset value per
 share may differ by minor amounts due to each class having
its own expenses
 directly attributable to that class. Classes A, B, C and N
have separate
 distribution and/or service plans. No such plan has been
adopted for Class Y
 shares. Class B shares will automatically convert to Class A shares six years
 after the date of purchase.
    The following is a summary of significant accounting
policies consistently
 followed by the Fund.

--------------------------------------------------------------------------------
 SECURITIES VALUATION. Securities listed or traded on
National Stock Exchanges
 or other domestic or foreign exchanges are valued based on
the last sale price
 of the security traded on that exchange prior to the time
when the Fund's
 assets are valued. In the absence of a sale, the security is valued at the last
 sale price on the prior trading day, if it is within the
spread of the closing
 bid and asked prices, and if not, at the closing bid price.
Securities
 (including restricted securities) for which quotations are
not readily
 available are valued primarily using dealer-supplied
valuations, a portfolio
 pricing service authorized by the Board of Trustees, or at
their fair value.
 Fair value is determined in good faith under consistently
applied procedures
 under the supervision of the Board of Trustees. Short-term
"money market type"
 debt securities with remaining maturities of sixty days or
less are valued at
 amortized cost (which approximates market value).

--------------------------------------------------------------------------------
 JOINT REPURCHASE AGREEMENTS. The Fund, along with other
affiliated funds
 managed by the Manager, may transfer uninvested cash
balances into one or more
 joint repurchase agreement accounts. These balances are
invested in one or more
 repurchase agreements, secured by U.S. government
securities. Securities
 pledged as collateral for repurchase agreements are held by a custodian bank
 until the agreements mature. Each agreement requires that
the market value of
 the collateral be sufficient to cover payments of interest
and principal;
 however, in the event of default by the other party to the
agreement, retention
 of the collateral may be subject to legal proceedings.

                       27 | OPPENHEIMER TRINITY CORE FUND
                          |

NOTES TO FINANCIAL STATEMENTS  CONTINUED

================================================================================
 1. SIGNIFICANT ACCOUNTING POLICIES Continued
 ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income,
expenses (other than
 those attributable to a specific class), gains and losses
are allocated daily
 to each class of shares based upon the relative proportion
of net assets
 represented by such class. Operating expenses directly
attributable to a
 specific class are charged against the operations of that
class.

--------------------------------------------------------------------------------
 FEDERAL TAXES. The Fund intends to continue to comply with
provisions of the
 Internal Revenue Code applicable to regulated investment
companies and to
 distribute all of its taxable income, including any net
realized gain on
 investments not offset by capital loss carryforwards, if
any, to shareholders.
 Therefore, no federal income or excise tax provision is
required, however,
 during the year ended July 31, 2002, the Fund paid federal
excise tax of $27.
    As of July 31, 2002, the Fund had approximately $525,000
of post-October
 losses available to offset future capital gains, if any.
Such losses, if
 unutilized, will expire in 2011.

 As of July 31, 2002, the Fund had available for federal
income tax purposes
 unused capital loss carryforward as follows:

                              EXPIRING
                              -----------------------
                              2008         $   41,424
                              2009            111,626
                              2010            969,855
                                           ----------
                              TOTAL        $1,122,905
                                           ==========

--------------------------------------------------------------------------------
 TRUSTEES' COMPENSATION. The Fund has adopted an unfunded
retirement plan for
 the Fund's independent trustees. Benefits are based on years of service and
 fees paid to each trustee during the years of service.
During the year ended
 July 31, 2002, the Fund's projected benefit obligations were increased by $136,
 resulting in an accumulated liability of $930 as of July 31,
2002.
    The Board of Trustees has adopted a deferred compensation
plan for
 independent trustees that enables trustees to elect to defer receipt of all or
 a portion of annual compensation they are entitled to
receive from the Fund.
 Under the plan, the compensation deferred is periodically
adjusted as though an
 equivalent amount had been invested for the Board of
Trustees in shares of one
 or more Oppenheimer funds selected by the trustee. The
amount paid to the Board
 of Trustees under the plan will be determined based upon the performance of the
 selected funds. Deferral of trustees' fees under the plan
will not affect the
 net assets of the Fund, and will not materially affect the
Fund's assets,
 liabilities or net investment income per share.

--------------------------------------------------------------------------------
 DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and
distributions to
 shareholders, which are determined in accordance with income tax regulations,
 are recorded on the ex-dividend date.

                       28 | OPPENHEIMER TRINITY CORE FUND
                          |

--------------------------------------------------------------------------------
 CLASSIFICATION OF DIVIDENDS AND DISTRIBUTIONS TO
SHAREHOLDERS. Net investment
 income (loss) and net realized gain (loss) may differ for
financial statement
 and tax purposes. The character of dividends and
distributions made during the
 fiscal year from net investment income or net realized gains may differ from
 their ultimate characterization for federal income tax
purposes. Also, due to
 timing of dividends and distributions, the fiscal year in
which amounts are
 distributed may differ from the fiscal year in which the
income or net realized
 gain was recorded by the Fund.
    The Fund adjusts the classification of distributions to
shareholders to
 reflect the differences between financial statement amounts and distributions
 determined in accordance with income tax regulations.
Accordingly, during the
 year ended July 31, 2002, amounts have been reclassified to reflect a decrease
 in paid-in capital of $63,750. Overdistributed net
investment income on
 investments was decreased by the same amount. Net assets of the Fund were
 unaffected by the reclassifications.
    No distributions were paid during the years ended July
31, 2002 and July 31,
 2001.

 As of July 31, 2002, the components of distributable
earnings on a tax basis
 were as follows:

                 Overdistributed net investment income
$      (930)
                 Accumulated net realized loss
(1,647,910)
                 Net unrealized depreciation
(1,413,600)

-----------
                 Total
$(3,062,440)

===========

--------------------------------------------------------------------------------
 INVESTMENT INCOME. Dividend income is recorded on the
ex-dividend date or upon
 ex-dividend notification in the case of certain foreign
dividends where the
 ex-dividend date may have passed. Non-cash dividends
included in dividend
 income, if any, are recorded at the fair market value of the securities
 received. Interest income, which includes accretion of
discount and
 amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
 SECURITY TRANSACTIONS. Security transactions are recorded on the trade date.
 Realized gains and losses on securities sold are determined on the basis of
 identified cost.

--------------------------------------------------------------------------------
 OTHER. The preparation of financial statements in conformity with accounting
 principles generally accepted in the United States of
America requires
 management to make estimates and assumptions that affect the reported amounts
 of assets and liabilities and disclosure of contingent
assets and liabilities
 at the date of the financial statements and the reported
amounts of income and
 expenses during the reporting period. Actual results could
differ from those
 estimates.

                       29 | OPPENHEIMER TRINITY CORE FUND
                          |

NOTES TO FINANCIAL STATEMENTS  CONTINUED

================================================================================
 2. SHARES OF BENEFICIAL INTEREST
 The Fund has authorized an unlimited number of no par value shares of
 beneficial interest of each class. Transactions in shares of beneficial
 interest were as follows:

                              YEAR ENDED JULY 31, 2002
YEAR ENDED JULY 31, 2001(1)
                                SHARES        AMOUNT
SHARES         AMOUNT
---------------------------------------------------------------------------------------

 CLASS A
 Sold                          357,407   $ 2,895,526
336,660    $ 3,156,806
 Redeemed                     (269,496)   (2,142,172)
(371,783)    (3,537,100)

---------------------------------------------------------
 Net increase (decrease)        87,911   $   753,354
(35,123)   $  (380,294)

=========================================================

---------------------------------------------------------------------------------------
 CLASS B
 Sold                          170,545   $ 1,354,469
172,823    $ 1,659,199
 Redeemed                      (70,151)     (548,779)
(120,188)    (1,112,511)

---------------------------------------------------------
 Net increase                  100,394   $   805,690
52,635    $   546,688

=========================================================

---------------------------------------------------------------------------------------
 CLASS C
 Sold                          118,519   $   920,001
131,127    $ 1,244,952
 Redeemed                      (63,389)     (490,962)
(81,907)      (764,157)

---------------------------------------------------------
 Net increase                   55,130   $   429,039
49,220    $   480,795

=========================================================

---------------------------------------------------------------------------------------
 CLASS N
 Sold                           42,122   $
349,796            112    $     1,000
 Redeemed                      (30,091)
(244,083)            --             --

---------------------------------------------------------
 Net increase                   12,031   $
105,713            112    $     1,000

=========================================================

---------------------------------------------------------------------------------------
 CLASS Y
 Sold                           10,433   $    87,052
39,211    $   389,874
 Redeemed                       (2,604)      (21,218)
(29,794)      (266,382)

---------------------------------------------------------
 Net increase                    7,829   $    65,834
9,417    $   123,492

=========================================================

 1. For the year ended July 31, 2001, for Class A, B, C and Y shares and for the
 period from March 1, 2001 (inception of offering) to July
31, 2001, for Class N
 shares.

                       30 | OPPENHEIMER TRINITY CORE FUND
                          |

--------------------------------------------------------------------------------
 3. PURCHASES AND SALES OF SECURITIES
 The aggregate cost of purchases and proceeds from sales of
securities, other
 than short-term obligations, for the year ended July 31,
2002, were $10,242,328
 and $8,011,520, respectively.

 As of July 31, 2002, unrealized appreciation (depreciation)
based on cost of
 securities for federal income tax purposes of $8,976,291 was composed of:

                     Gross unrealized appreciation   $
198,510
                     Gross unrealized depreciation
(1,612,110)

-----------
                     Net unrealized depreciation
$(1,413,600)

===========

 The difference between book-basis and tax-basis unrealized
appreciation and
 depreciation is attributable primarily to the tax deferral
of losses on wash
 sales, or return of capital dividends, and the realization
for tax purposes of
 unrealized gain (loss) on certain futures contracts,
investments in passive
 foreign investment companies, and forward foreign currency
exchange contracts.

================================================================================
 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES
 MANAGEMENT FEES. Management fees paid to the Manager were in accordance with
 the investment advisory agreement with the Fund which
provides for a fee of
 0.75% of the first $200 million of average annual net assets of the Fund, 0.72%
 of the next $200 million, 0.69% of the next $200 million,
0.66% of the next
 $200 million, and 0.60% of average annual net assets in
excess of $800 million.
 The Fund's management fee for the year ended July 31, 2002
was an annualized
 rate of 0.75%.

--------------------------------------------------------------------------------
 TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a
division of the
 Manager, acts as the transfer and shareholder servicing
agent for the Fund.
 The Fund pays OFS $19.75 per account fee.
    Additionally, Class Y shares are subject to minimum fees
of $5,000 for
 assets of less than $10 million and $10,000 for assets of
$10 million or more.
 The Class Y shares are subject to the minimum fees in the
event that the per
 account fee does not equal or exceed the applicable minimum fees. OFS may
 voluntarily waive the minimum fees.
    OFS has voluntarily agreed to limit transfer and
shareholder servicing agent
 fees up to an annual rate of 0.25% of average net assets of
Class Y shares and
 for all other classes, up to an annual rate of 0.35% of
average net assets of
 each class. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
 SUB-ADVISOR FEES. The Manager pays Trinity Investment
Management Corporation
 (the Sub-Advisor) based on the fee schedule set forth in the
Prospectus. For
 the year ended July 31, 2002, the Manager paid $19,632 to
the Sub-Advisor.

                       31 | OPPENHEIMER TRINITY CORE FUND
                          |

NOTES TO FINANCIAL STATEMENTS  CONTINUED

================================================================================
 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued
 DISTRIBUTION AND SERVICE PLAN (12B-1) FEES. Under its
General Distributor's
 Agreement with the Manager, OppenheimerFunds Distributor,
Inc. (the
 Distributor) acts as the Fund's principal underwriter in the continuous public
 offering of the different classes of shares of the Fund.

 The compensation paid to (or retained by) the Distributor
from the sale of
 shares or on the redemption of shares is shown in the table below for the
 period indicated.

                  AGGREGATE          CLASS A
CONCESSIONS       CONCESSIONS     CONCESSIONS      CONCESSIONS
                  FRONT-END        FRONT-END       ON CLASS
A        ON CLASS B      ON CLASS C       ON CLASS N
              SALES CHARGES    SALES CHARGES
SHARES            SHARES          SHARES           SHARES
                 ON CLASS A      RETAINED BY      ADVANCED
BY       ADVANCED BY     ADVANCED BY      ADVANCED BY
 YEAR ENDED          SHARES      DISTRIBUTOR
DISTRIBUTOR(1)    DISTRIBUTOR(1)   DISTRIBUTOR(1)
DISTRIBUTOR(1)
-------------------------------------------------------------------------------------------------------------------

 July 31, 2002      $31,551           $8,155
$3,739           $36,102           $7,408           $3,449

 1. The Distributor advances concession payments to dealers
for certain sales of Class A shares and for sales of
 Class B, Class C and Class N shares from its own resources
at the time of sale.

                                     CLASS A          CLASS
B           CLASS C         CLASS N
                                  CONTINGENT
CONTINGENT        CONTINGENT      CONTINGENT
                                    DEFERRED
DEFERRED          DEFERRED        DEFERRED
                               SALES CHARGES    SALES
CHARGES     SALES CHARGES   SALES CHARGES
                                 RETAINED BY      RETAINED
BY       RETAINED BY     RETAINED BY
 YEAR ENDED                      DISTRIBUTOR
DISTRIBUTOR       DISTRIBUTOR     DISTRIBUTOR
-------------------------------------------------------------------------------------------------------------------

 July 31, 2002                          $694
$5,866              $236             $--

--------------------------------------------------------------------------------
 SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a
Service Plan for Class
 A Shares. It reimburses the Distributor for a portion of its costs incurred for
 services provided to accounts that hold Class A shares.
Reimbursement is made
 quarterly at an annual rate of up to 0.25% of the average
annual net assets of
 Class A shares of the Fund. For the year ended July 31, 2002
, payments under
 the Class A Plan totaled $10,327, all of which were paid by the Distributor to
 recipients, and included $383 paid to an affiliate of the
Manager. Any
 unreimbursed expenses the Distributor incurs with respect to
Class A shares in
 any fiscal year cannot be recovered in subsequent years.

--------------------------------------------------------------------------------
 DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND
CLASS N SHARES. The
 Fund has adopted Distribution and Service Plans for Class B,
Class C and Class
 N shares. Under the plans, the Fund pays the Distributor an annual asset-based
 sales charge of 0.75% per year on Class B shares and on
Class C shares and the
 Fund pays the Distributor an annual asset-based sales charge of 0.25% per year
 on Class N shares. The Distributor also receives a service
fee of 0.25% per
 year under each plan.

 Distribution fees paid to the Distributor for the year ended
July 31, 2002,
 were as follows:

DISTRIBUTOR'S

DISTRIBUTOR'S           AGGREGATE

AGGREGATE        UNREIMBURSED

UNREIMBURSED       EXPENSES AS %
                        TOTAL PAYMENTS       AMOUNT
RETAINED          EXPENSES       OF NET ASSETS
                            UNDER PLAN        BY
DISTRIBUTOR        UNDER PLAN            OF CLASS
------------------------------------------------------------------------------------------------------

 Class B Plan                  $17,349
$14,830           $79,750                4.51%
 Class C Plan                   13,478
5,223            26,130                1.95
 Class N Plan                      355
355             5,642                6.86

                       32 | OPPENHEIMER TRINITY CORE FUND
                          |

--------------------------------------------------------------------------------
 5. BANK BORROWINGS
 The Fund may borrow from a bank for temporary or emergency
purposes including,
 without limitation, funding of shareholder redemptions
provided asset coverage
 for borrowings exceeds 300%. The Fund has entered into an
agreement which
 enables it to participate with other Oppenheimer funds in an unsecured line of
 credit with a bank, which permits borrowings up to $400
million, collectively.
 Interest is charged to each fund, based on its borrowings,
at a rate equal to
 the Federal Funds Rate plus 0.45%. Borrowings are payable
within 30 days after
 such loan is executed. The Fund also pays a commitment fee
equal to its pro
 rata share of the average unutilized amount of the credit
facility at a rate of
 0.08% per annum.

 The Fund had no borrowings outstanding during the year ended or at July 31,
 2002.

FINANCIAL HIGHLIGHTS

                                                 Six
Months                           Year

Ended                          Ended
                                           January 31,
2003                       July 31,
 Class A
(Unaudited)       2002      2001    2000 1
------------------------------------------------------------------------------------------

 Per Share Operating
Data

 Net asset value, beginning of period                $
6.80     $ 8.78    $10.30    $10.00
------------------------------------------------------------------------------------------
 Income (loss) from investment
operations:
 Net investment income (loss)
..01       (.04)     (.04)      .02
 Net realized and unrealized gain (loss)
(.44)     (1.94)    (1.48)      .30

-------------------------------------
 Total from investment operations
(.43)     (1.98)    (1.52)      .32
------------------------------------------------------------------------------------------
 Dividends and/or distributions to
shareholders:
 Dividends from net investment income
--         --        --        -- 2
 Dividends in excess of net investment income
--         --        --      (.02)

-------------------------------------
 Total dividends and/or distributions to shareholders
--         --        --      (.02)
------------------------------------------------------------------------------------------
 Net asset value, end of period
$6.37      $6.80    $ 8.78    $10.30

=====================================

------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 3
(6.32)%   (22.55)%  (14.76)%    3.18%

------------------------------------------------------------------------------------------
 Ratios/Supplemental
Data

 Net assets, end of period (in thousands)
$3,854     $4,270    $4,737    $5,918
------------------------------------------------------------------------------------------
 Average net assets (in thousands)
$4,118     $4,625    $5,173    $3,959
------------------------------------------------------------------------------------------
 Ratios to average net assets:
4
 Net investment income (loss)
0.18%     (0.52)%   (0.40)%    0.14%
 Expenses
2.05%      2.13%     1.68%     1.46%
 Expenses, net of reduction to custodian
expenses
 and/or voluntary waiver of transfer agent fees
1.81%      1.95%     1.68%     1.41%
------------------------------------------------------------------------------------------
 Portfolio turnover rate
51%       105%      164%      195%

 1. For the period from September 1, 1999 (inception of
offering) to July 31,
 2000.
 2. Less than $0.005 per share.
 3. Assumes an investment on the business day before the
first day of the fiscal
 period (or inception of offering), with all dividends and
distributions
 reinvested in additional shares on the reinvestment date,
and redemption at the
 net asset value calculated on the last business day of the
fiscal period. Sales
 charges are not reflected in the total returns. Total
returns are not
 annualized for periods of less than one full year.
 4. Annualized for periods of less than one full year.

 See accompanying Notes to Financial Statements.

16  |  OPPENHEIMER TRINITY CORE FUND

                                                 Six
Months                          Year

Ended                         Ended
                                           January 31,
2003                      July 31,
 Class B
(Unaudited)      2002      2001    2000 1
-----------------------------------------------------------------------------------------

 Per Share Operating
Data

 Net asset value, beginning of period
$6.64     $8.63    $10.22    $10.00
-----------------------------------------------------------------------------------------
 Income (loss) from investment
operations:
 Net investment loss
(.01)     (.06)     (.10)     (.02)
 Net realized and unrealized gain (loss)
(.44)    (1.93)    (1.49)      .25

-----------------------------------
 Total from investment operations
(.45)    (1.99)    (1.59)      .23
-----------------------------------------------------------------------------------------
 Dividends and/or distributions to
shareholders:
 Dividends from net investment income
--        --        --        -- 2
 Dividends in excess of net investment income
--        --        --      (.01)

-----------------------------------
 Total dividends and/or distributions to shareholders
--        --        --      (.01)
-----------------------------------------------------------------------------------------
 Net asset value, end of period
$6.19     $6.64    $ 8.63    $10.22

===================================

-----------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 3
(6.78)%  (23.06)%  (15.56)%    2.31%

-----------------------------------------------------------------------------------------
 Ratios/Supplemental
Data

 Net assets, end of period (in thousands)
$1,833    $1,770    $1,434    $1,160
-----------------------------------------------------------------------------------------
 Average net assets (in thousands)
$1,740    $1,736    $1,388    $  386
-----------------------------------------------------------------------------------------
 Ratios to average net assets:
4
 Net investment loss
(0.65)%   (1.27)%   (1.32)%   (0.73)%
 Expenses
2.90%     2.91%     2.57%     2.33%
 Expenses, net of reduction to custodian
expenses
 and/or voluntary waiver of transfer agent fees
2.66%     2.73%     2.57%     2.28%
-----------------------------------------------------------------------------------------
 Portfolio turnover rate
51%      105%      164%      195%

 1. For the period from September 1, 1999 (inception of
offering) to July 31,
 2000.
 2. Less than $0.005 per share.
 3. Assumes an investment on the business day before the
first day of the fiscal
 period (or inception of offering), with all dividends and
distributions
 reinvested in additional shares on the reinvestment date,
and redemption at the
 net asset value calculated on the last business day of the
fiscal period. Sales
 charges are not reflected in the total returns. Total
returns are not
 annualized for periods of less than one full year.
 4. Annualized for periods of less than one full year.

 See accompanying Notes to Financial Statements.

17  |  OPPENHEIMER TRINITY CORE FUND

FINANCIAL HIGHLIGHTS  Continued

                                                 Six
Months                          Year

Ended                         Ended
                                           January 31,
2003                      July 31,
 Class C
(Unaudited)     2002      2001     2000 1
-----------------------------------------------------------------------------------------

 Per Share Operating
Data

 Net asset value, beginning of period                $
6.66    $ 8.65    $10.24   $ 10.00
-----------------------------------------------------------------------------------------
 Income (loss) from investment
operations:
 Net investment loss
(.01)     (.07)     (.10)     (.03)
 Net realized and unrealized gain (loss)
(.45)    (1.92)    (1.49)      .27

------------------------------------
 Total from investment operations
(.46)    (1.99)    (1.59)      .24
 Dividends and/or distributions to
shareholders:
 Dividends from net investment income
--        --        --        -- 2
 Dividends in excess of net investment income
--        --        --        --

------------------------------------
 Total dividends and/or distributions to shareholders
--        --        --        --
-----------------------------------------------------------------------------------------
 Net asset value, end of period
$6.20     $6.66    $ 8.65    $10.24

====================================

-----------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 3
(6.91)%  (23.01)%  (15.53)%    2.40%

-----------------------------------------------------------------------------------------
 Ratios/Supplemental
Data

 Net assets, end of period (in thousands)
$1,462    $1,337    $1,262      $989
-----------------------------------------------------------------------------------------
 Average net assets (in thousands)
$1,416    $1,348    $1,215      $322
-----------------------------------------------------------------------------------------
 Ratios to average net assets:
4
 Net investment loss
(0.59)%   (1.29)%   (1.29)%   (0.73)%
 Expenses
2.81%     2.90%     2.59%     2.33%
 Expenses, net of reduction to custodian
expenses
 and/or voluntary waiver of transfer agent fees
2.57%     2.72%     2.59%     2.28%
-----------------------------------------------------------------------------------------
 Portfolio turnover rate
51%      105%      164%      195%

 1. For the period from September 1, 1999 (inception of
offering) to July 31,
 2000.
 2. Less than $0.005 per share.
 3. Assumes an investment on the business day before the
first day of the fiscal
 period (or inception of offering), with all dividends and
distributions
 reinvested in additional shares on the reinvestment date,
and redemption at the
 net asset value calculated on the last business day of the
fiscal period. Sales
 charges are not reflected in the total returns. Total
returns are not
 annualized for periods of less than one full year.
 4. Annualized for periods of less than one full year.

 See accompanying Notes to Financial Statements.

18  |  OPPENHEIMER TRINITY CORE FUND

                                                          Six
Months                Year

Ended               Ended
                                                    January
31, 2003            July 31,
 Class N
(Unaudited)      2002    2001 1
----------------------------------------------------------------------------------------

 Per Share Operating
Data

 Net asset value, beginning of
period                          $6.77    $ 8.75    $ 8.89
----------------------------------------------------------------------------------------
 Income (loss) from investment
operations:
 Net investment
loss                                            (.01)
(.05)     (.05)
 Net realized and unrealized
loss                               (.42)    (1.93)     (.09)

-------------------------
 Total from investment
operations                               (.43)    (1.98)
(.14)
----------------------------------------------------------------------------------------
 Dividends and/or distributions to
shareholders:
 Dividends from net investment
income                             --        --        --
 Dividends in excess of net investment
income                     --        --        --

-------------------------
 Total dividends and/or distributions to
shareholders             --        --        --
----------------------------------------------------------------------------------------
 Net asset value, end of
period                                $6.34     $6.77
$8.75

=========================

----------------------------------------------------------------------------------------
 Total Return, at Net Asset Value
2                            (6.35)%  (22.63)%   (1.58)%

----------------------------------------------------------------------------------------
 Ratios/Supplemental
Data

 Net assets, end of period (in
thousands)                       $721       $82        $1
----------------------------------------------------------------------------------------
 Average net assets (in
thousands)                              $503       $71
$1
----------------------------------------------------------------------------------------
 Ratios to average net assets:
3
 Net investment income
(loss)                                   0.11%    (0.70)%
(1.43)%

Expenses
1.85%     2.46%     1.75%
 Expenses, net of reduction to custodian
expenses
 and/or voluntary waiver of transfer agent
fees                 1.61%     2.28%     1.75%
----------------------------------------------------------------------------------------
 Portfolio turnover
rate                                          51%
105%      164%

 1. For the period from March 1, 2001 (inception of offering)
to July 31, 2001.
 2. Assumes an investment on the business day before the
first day of the fiscal
 period (or inception of offering), with all dividends and
distributions
 reinvested in additional shares on the reinvestment date,
and redemption at the
 net asset value calculated on the last business day of the
fiscal period. Sales
 charges are not reflected in the total returns. Total
returns are not
 annualized for periods of less than one full year.
 3. Annualized for periods of less than one full year.

 See accompanying Notes to Financial Statements.

19  |  OPPENHEIMER TRINITY CORE FUND

FINANCIAL HIGHLIGHTS  Continued

                                                 Six
Months                            Year

Ended                           Ended
                                           January 31,
2003                        July 31,
 Class Y
(Unaudited)       2002       2001    2000 1
-------------------------------------------------------------------------------------------
 Per Share Operating
Data

 Net asset value, beginning of period
$7.00      $8.99     $10.30    $10.00
-------------------------------------------------------------------------------------------
 Income (loss) from investment
operations:
 Net investment income (loss)
..01       (.03)      (.02)      .05
 Net realized and unrealized gain (loss)
(.43)     (1.96)     (1.29)      .28

--------------------------------------
 Total from investment operations
(.42)     (1.99)     (1.31)      .33
-------------------------------------------------------------------------------------------
 Dividends and/or distributions to
shareholders:
 Dividends from net investment income
--         --         --        -- 2
 Dividends in excess of net investment income
--         --         --      (.03)

--------------------------------------
 Total dividends and/or distributions to shareholders
--         --         --      (.03)
-------------------------------------------------------------------------------------------
 Net asset value, end of period
$6.58      $7.00     $ 8.99    $10.30

======================================

-------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 3
(6.00)%   (22.14)%   (12.72)%    3.26%

-------------------------------------------------------------------------------------------
 Ratios/Supplemental
Data

 Net assets, end of period (in thousands)
$138       $121      $  86        $1
-------------------------------------------------------------------------------------------
 Average net assets (in thousands)
$123       $102       $160        $1
 Ratios to average net assets:
4
 Net investment income
0.83%      0.04%      0.07%     0.26%
 Expenses
1.22%      3.80%      2.35% 5   1.34%
 Expenses, net of reduction to custodian
expenses
 and/or voluntary waiver of transfer agent fees
1.22%      1.43%      1.30%     1.29%
-------------------------------------------------------------------------------------------
 Portfolio turnover rate
51%       105%       164%      195%

 1. For the period from September 1, 1999 (inception of
offering) to July 31,
 2000.
 2. Less than $0.005 per share.
 3. Assumes an investment on the business day before the
first day of the fiscal
 period (or inception of offering), with all dividends and
distributions
 reinvested in additional shares on the reinvestment date,
and redemption at the
 net asset value calculated on the last business day of the
fiscal period. Sales
 charges are not reflected in the total returns. Total
returns are not
 annualized for periods of less than one full year.
 4. Annualized for periods of less than one full year.
 5. Added since July 31, 2001 to reflect expenses before
reduction to custodian
 expenses and voluntary waiver of transfer agent fees.

 See accompanying Notes to Financial Statements.

20  |  OPPENHEIMER TRINITY CORE FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited

--------------------------------------------------------------------------------
1. Significant Accounting Policies
Oppenheimer Trinity Core Fund (the Fund) is registered under the Investment
Company Act of 1940, as amended, as an open-end management
investment company.
The Fund's investment objective is to seek long-term growth
of capital. The
Fund's investment advisor is OppenheimerFunds, Inc. (the
Manager). The Manager
has entered into a sub-advisory agreement with Trinity
Investment Management
Corporation.
     The Fund offers Class A, Class B, Class C, Class N and
Class Y shares.
Class A shares are sold at their offering price, which is
normally net asset
value plus a front-end sales charge. Class B, Class C and
Class N shares are
sold without a front-end sales charge but may be subject to a contingent
deferred sales charge (CDSC). Class N shares are sold only
through retirement
plans. Retirement plans that offer Class N shares may impose charges on those
accounts. Class Y shares are sold to certain institutional
investors without
either a front-end sales charge or a CDSC. All classes of
shares have identical
rights and voting privileges. Earnings, net assets and net
asset value per share
may differ by minor amounts due to each class having its own expenses directly
attributable to that class. Classes A, B, C and N have
separate distribution
and/or service plans. No such plan has been adopted for Class
Y shares. Class B
shares will automatically convert to Class A shares six years after the date of
purchase.
     The following is a summary of significant accounting
policies consistently
followed by the Fund.
--------------------------------------------------------------------------------
Securities Valuation. Securities listed or traded on National
Stock Exchanges or
other domestic or foreign exchanges are valued based on the
last sale price of
the security traded on that exchange prior to the time when
the Fund's assets
are valued. In the absence of a sale, the security is valued at the last sale
price on the prior trading day, if it is within the spread of the closing bid
and asked prices, and if not, at the closing bid price.
Securities (including
restricted securities) for which quotations are not readily
available are valued
primarily using dealer-supplied valuations, a portfolio
pricing service
authorized by the Board of Trustees, or at their fair value.
Fair value is
determined in good faith under consistently applied
procedures under the
supervision of the Board of Trustees. Short-term "money
market type" debt
securities with remaining maturities of sixty days or less
are valued at
amortized cost (which approximates market value).
--------------------------------------------------------------------------------
Joint Repurchase Agreements. The Fund, along with other
affiliated funds of the
Manager, may transfer uninvested cash balances into one or
more joint repurchase
agreement accounts. These balances are invested in one or
more repurchase
agreements, secured by U.S. government securities. Securities pledged as
collateral for repurchase agreements are held by a custodian bank until the
agreements mature. Each agreement requires that the market
value of the
collateral be sufficient to cover payments of interest and
principal; however,
in the event of default by the other party to the agreement, retention of the
collateral may be subject to legal proceedings.

21  |  OPPENHEIMER TRINITY CORE FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------
1. Significant Accounting Policies Continued
Allocation of Income, Expenses, Gains and Losses. Income,
expenses (other than
those attributable to a specific class), gains and losses are allocated daily to
each class of shares based upon the relative proportion of
net assets
represented by such class. Operating expenses directly
attributable to a
specific class are charged against the operations of that
class.
--------------------------------------------------------------------------------
Federal Taxes. The Fund intends to continue to comply with
provisions of the
Internal Revenue Code applicable to regulated investment
companies and to
distribute all of its taxable income, including any net
realized gain on
investments not offset by capital loss carryforwards, if any, to shareholders.
Therefore, no federal income or excise tax provision is
required.
     As of January 31, 2003, the Fund had available for
federal income tax
purposes an estimated unused capital loss carryforward of
$2,423,979. This
estimated capital loss carryforward represents carryforward
as of the end of the
last fiscal year, increased for losses deferred under tax
accounting rules to
the current fiscal year and increased or decreased by capital losses or gains
realized in the first six months of the current fiscal year.
As of July 31, 2002, the Fund had available for federal
income tax purposes
unused capital loss carryforwards as follows:

                              Expiring
                              ----------------------
                              2008        $   41,424
                              2009           111,626
                              2010           969,855
                                          ----------
                              Total       $1,122,905
                                          ==========

--------------------------------------------------------------------------------
Trustees' Compensation. The Fund has adopted an unfunded
retirement plan for the
Fund's independent trustees. Benefits are based on years of
service and fees
paid to each trustee during the years of service. During the six months ended
January 31, 2003, the Fund's projected benefit obligations
were decreased by
$1,018 resulting in an accumulated liability of $88 as of
January 31, 2003.
     The Board of Trustees has adopted a deferred
compensation plan for
independent trustees that enables trustees to elect to defer receipt of all or a
portion of annual compensation they are entitled to receive
from the Fund. Under
the plan, the compensation deferred is periodically adjusted as though an
equivalent amount had been invested for the Board of Trustees in shares of one
or more Oppenheimer funds selected by the trustee. The amount paid to the Board
of Trustees under the plan will be determined based upon the performance of the
selected funds. Deferral of trustees' fees under the plan
will not affect the
net assets of the Fund, and will not materially affect the
Fund's assets,
liabilities or net investment income per share.
--------------------------------------------------------------------------------
Dividends and Distributions to Shareholders. Dividends and
distributions to
shareholders, which are determined in accordance with income tax regulations,
are recorded on the ex-dividend date.

22  |  OPPENHEIMER TRINITY CORE FUND

--------------------------------------------------------------------------------
Classification of Dividends and Distributions to
Shareholders. Net investment
income (loss) and net realized gain (loss) may differ for
financial statement
and tax purposes. The character of dividends and
distributions made during the
fiscal year from net investment income or net realized gains may differ from
their ultimate characterization for federal income tax
purposes. Also, due to
timing of dividends and distributions, the fiscal year in
which amounts are
distributed may differ from the fiscal year in which the
income or net realized
gain was recorded by the Fund.
     No distributions were paid during the six months ended
January 31, 2003 and
the year ended July 31, 2002.
--------------------------------------------------------------------------------
Investment Income. Dividend income is recorded on the
ex-dividend date or upon
ex-dividend notification in the case of certain foreign
dividends where the
ex-dividend date may have passed. Non-cash dividends included in dividend
income, if any, are recorded at the fair market value of the securities
received. Interest income, which includes accretion of
discount and amortization
of premium, is accrued as earned.
--------------------------------------------------------------------------------
Security Transactions. Security transactions are recorded on the trade date.
Realized gains and losses on securities sold are determined
on the basis of
identified cost.
--------------------------------------------------------------------------------
Other. The preparation of financial statements in conformity with accounting
principles generally accepted in the United States of America requires
management to make estimates and assumptions that affect the reported amounts of
assets and liabilities and disclosure of contingent assets
and liabilities at
the date of the financial statements and the reported amounts of income and
expenses during the reporting period. Actual results could
differ from those
estimates.

--------------------------------------------------------------------------------
2. Shares of Beneficial Interest

The Fund has authorized an unlimited number of no par value
shares of beneficial
interest of each class. Transactions in shares of beneficial interest were as
follows:

                   Six Months Ended January 31, 2003
Year Ended July 31, 2002
                                Shares        Amount
Shares         Amount
----------------------------------------------------------------------------------

 Class A
 Sold                          121,703     $ 803,498
357,407    $ 2,895,526
 Redeemed                     (143,900)     (940,801)
(269,496)    (2,142,172)

----------------------------------------------------
 Net increase (decrease)       (22,197)    $(137,303)
87,911    $   753,354

====================================================

----------------------------------------------------------------------------------
 Class B
 Sold                          107,328     $ 693,922
170,545    $ 1,354,469
 Redeemed                      (77,572)     (492,653)
(70,151)      (548,779)

----------------------------------------------------
 Net increase                   29,756     $ 201,269
100,394    $   805,690

====================================================

----------------------------------------------------------------------------------
 Class C
 Sold                           72,006     $ 470,785
118,519    $   920,001
 Redeemed                      (37,265)     (242,662)
(63,389)      (490,962)

----------------------------------------------------
 Net increase                   34,741     $ 228,123
55,130    $   429,039

====================================================

23  |  OPPENHEIMER TRINITY CORE FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued

 2. Shares of Beneficial Interest Continued

                   Six Months Ended January 31, 2003
Year Ended July 31, 2002
                                Shares        Amount
Shares         Amount
----------------------------------------------------------------------------------

 Class N
 Sold                          116,784      $741,744
42,122      $ 349,796
 Redeemed                      (15,156)      (99,556)
(30,091)      (244,083)

----------------------------------------------------
 Net increase                  101,628      $642,188
12,031      $ 105,713

====================================================

----------------------------------------------------------------------------------
 Class Y
 Sold                            6,050      $ 41,388
10,433      $  87,052
 Redeemed                       (2,484)      (16,377)
(2,604)       (21,218)

----------------------------------------------------
 Net increase                    3,566      $ 25,011
7,829      $  65,834

====================================================

--------------------------------------------------------------------------------
3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of
securities, other
than short-term obligations, for the six months ended January
31, 2003, were
$4,744,927 and $3,859,884, respectively.

--------------------------------------------------------------------------------
4. Fees and Other Transactions with Affiliates
Management Fees. Management fees paid to the Manager were in accordance with the
investment advisory agreement with the Fund which provides
for a fee of 0.75% of
the first $200 million of average annual net assets of the
Fund, 0.72% of the
next $200 million, 0.69% of the next $200 million, 0.66% of
the next $200
million, and 0.60% of average annual net assets in excess of
$800 million.

--------------------------------------------------------------------------------
Sub-Advisor Fees. The Manager pays Trinity Investment
Management Corporation
(the Sub-Advisor) based on the fee schedule set forth in the
Prospectus. For the
six months ended January 31, 2003, the Manager paid $9,785 to the Sub-Advisor
for services to the Fund.
--------------------------------------------------------------------------------
Transfer Agent Fees. OppenheimerFunds Services (OFS), a
division of the Manager,
acts as the transfer and shareholder servicing agent for the
Fund. The Fund pays
OFS a $19.75 per account fee.
     Additionally, Class Y shares are subject to minimum fees
of $5,000 for
assets of less than $10 million and $10,000 for assets of $10 million or more.
The Class Y shares are subject to the minimum fees in the
event that the per
account fee does not equal or exceed the applicable minimum
fees. OFS may
voluntarily waive the minimum fees.
     OFS has voluntarily agreed to limit transfer and
shareholder servicing
agent fees up to an annual rate of 0.35% of average annual
net assets for all
classes. This undertaking may be amended or withdrawn at any time.
--------------------------------------------------------------------------------
Distribution and Service Plan (12b-1) Fees. Under its General
Distributor's
Agreement with the Manager, OppenheimerFunds Distributor,
Inc. (the Distributor)
acts as the Fund's principal underwriter in the continuous
public offering of
the different classes of shares of the Fund.

24  |  OPPENHEIMER TRINITY CORE FUND

The compensation paid to (or retained by) the Distributor
from the sale of
shares or on the redemption of shares is shown in the table
below for the period
indicated.

                      Aggregate         Class A
Concessions     Concessions     Concessions     Concessions
                      Front-End       Front-End      on Class
A      on Class B      on Class C      on Class N
                  Sales Charges   Sales Charges
Shares          Shares          Shares          Shares
                     on Class A     Retained by     Advanced
by     Advanced by     Advanced by     Advanced by
Six Months Ended         Shares     Distributor   Distributor
1   Distributor 1   Distributor 1   Distributor 1
---------------------------------------------------------------------------------------------------------------

January 31, 2003         $5,727          $1,705
$1,149          $8,783          $3,422          $7,330

1. The Distributor advances concession payments to dealers
for certain sales of
Class A shares and for sales of Class B, Class C and Class N shares from its own
resources at the time of sale.

                               Class A         Class
B         Class C         Class N
                            Contingent      Contingent
Contingent      Contingent
                              Deferred        Deferred
Deferred        Deferred
                         Sales Charges   Sales Charges
Sales Charges   Sales Charges
                           Retained by     Retained by
Retained by     Retained by
Six Months Ended           Distributor     Distributor
Distributor     Distributor
--------------------------------------------------------------------------------------

January 31, 2003                   $80
$3,007            $221            $474

--------------------------------------------------------------------------------
Service Plan for Class A Shares. The Fund has adopted a
Service Plan for Class A
Shares. It reimburses the Distributor for a portion of its
costs incurred for
services provided to accounts that hold Class A shares.
Reimbursement is made
quarterly at an annual rate of up to 0.25% of the average
annual net assets of
Class A shares of the Fund. For the six months ended January
31, 2003, payments
under the Class A Plan totaled $4,495, all of which were paid by the Distributor
to recipients, and included $203 paid to an affiliate of the
Manager. Any
unreimbursed expenses the Distributor incurs with respect to
Class A shares in
any fiscal year cannot be recovered in subsequent years.
--------------------------------------------------------------------------------
Distribution and Service Plans for Class B, Class C and Class
N Shares. The Fund
has adopted Distribution and Service Plans for Class B, Class
C and Class N
shares. Under the plans, the Fund pays the Distributor an
annual asset-based
sales charge of 0.75% per year on Class B shares and on Class
C shares and the
Fund pays the Distributor an annual asset-based sales charge of 0.25% per year
on Class N shares. The Distributor also receives a service
fee of 0.25% per year
under each plan.

Distribution fees paid to the Distributor for the six months ended January 31,
2003, were as follows:

Distributor's

Distributor's      Aggregate

Aggregate   Unreimbursed

Unreimbursed  Expenses as %
                        Total Payments  Amount Retained
Expenses  of Net Assets
                            Under Plan   by Distributor
Under Plan       of Class
-------------------------------------------------------------------------------------

Class B Plan                    $8,767
$7,350        $79,153           4.32%
Class C Plan                     7,133
3,990         27,720           1.90
Class N Plan                     1,259
1,105         20,966           2.91

25  |  OPPENHEIMER TRINITY CORE FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued

--------------------------------------------------------------------------------
5. Bank Borrowings.
The Fund had the ability to borrow from a bank for temporary or emergency
purposes provided asset coverage for borrowings exceeded
300%. The Fund and
other Oppenheimer funds participated in a $400 million
unsecured line of credit
with a bank. Under that unsecured line of credit, interest
was charged to each
fund, based on its borrowings, at a rate equal to the Federal
Funds Rate plus
0.45%. Under that credit facility, the Fund paid a commitment fee equal to its
pro rata share of the average unutilized amount of the credit facility at a rate
of 0.08% per annum. The credit facility was terminated on
November 12, 2002.

     The Fund had no borrowings through November 12, 2002.

INFORMATION AND SERVICES

For More Information on Oppenheimer Trinity Core FundSM
The following additional information about the Fund is available without charge upon request:

STATEMENT OF ADDITIONAL INFORMATION
This document includes additional information about the Fund's investment policies, risks, and operations. It is incorporated by reference into this Prospectus (which means it is legally part of this Prospectus).

ANNUAL AND SEMI-ANNUAL REPORTS
Additional information about the Fund's investments and performance is available in the Fund's Annual and Semi-Annual Reports to shareholders. The Annual Report includes a discussion of market conditions and investment strategies that significantly affected the
Fund's performance during its last fiscal year.

How to Get More Information
You can request the Statement of Additional Information, the Annual and
Semi-Annual Reports, the notice explaining the Fund's privacy policy and other information about the Fund or your account:

----------------------------------------------------------------------------
By Telephone:                 Call OppenheimerFunds Services toll-free:
                              1.800.CALL.OPP (225.5677)
----------------------------------------------------------------------------
----------------------------------------------------------------------------
By Mail:                      Write to:
                              OppenheimerFunds Services
                              P.O. Box 5270
                              Denver, Colorado 80217-5270
----------------------------------------------------------------------------
----------------------------------------------------------------------------
On the Internet:              You can send us a request by e-mail or
                              read or down-load documents on the
                              OppenheimerFunds website:
                              WWW.OPPENHEIMERFUNDS.COM
                              ------------------------
----------------------------------------------------------------------------

Information about the Fund including the Statement of Additional
Information can be reviewed and copied at the SEC's Public Reference
Room in Washington, D.C. Information on the operation of the Public
Reference Room may be obtained by calling the SEC at 1.202.942.8090.
Reports and other information about the Fund are available on the
EDGAR database on the SEC's Internet website at WWW.SEC.GOV. Copies
                                                -----------
may be obtained after payment of a duplicating fee by electronic request at the SEC's e-mail address: publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.

No one has been authorized to provide any information about the Fund or to make any representations about the Fund other than what is contained in this Prospectus. This Prospectus is not an offer to sell shares of the
Fund, nor a solicitation of an offer to buy shares of the Fund, to any person in any state or other jurisdiction where it is unlawful to make such an offer.

The Fund's shares are distributed by:     [logo] OppenheimerFunds
Distributor, Inc.
The Fund's SEC File No. is 811-09361
PR0211.001.0902
Printed on recycled paper.

                         Appendix to Prospectus of
                       Oppenheimer Trinity Core Fund

      Graphic material included in the Prospectus of Oppenheimer Trinity
Core Fund under the heading "Annual Total Returns (Class A)(as of 12/31)":

      A bar chart will be included in the Prospectus of Oppenheimer
Trinity Core Fund (the "Fund") depicting the annual total returns of a hypothetical investment in Class A shares of the Fund since inception, without deducting sales charges. Set forth below are the relevant data points that will appear in the bar chart:

Calendar                Annual
Year                    Total
Ended                                           Returns

12/31/00                -7.69%
12/31/01                -10.03%

Oppenheimer trinity CORE fund
          Supplement dated August 15, 2003 to the
  Statement of Additional Information dated September 24,
               2002, Revised October 15, 2002

The  Statement  of  Additional  Information  is  changed  as follows:

1.    The   Supplement   dated  July  18,   2003  is  hereby
   withdrawn.

2.    The section captioned "Board of Trustees and
   Oversight Committees" on page 10 is amended as follows:

   Board of Trustees and Oversight Committees. The
   Fund is governed by a Board of Trustees, which is
   responsible for protecting the interests of
   shareholders under Massachusetts law. The Trustees
   meet periodically throughout the year to oversee
   the Fund's activities, review its performance, and
   review the actions of the Manager.  Although the
   Fund will not normally hold annual meetings of its
   shareholders, it may hold shareholder meetings from
   time to time on important matters, and shareholders
   have the right to call a meeting to remove a
   Trustee or to take other action described in the
   Fund's Declaration of Trust.

      The Board of Trustees has an Audit Committee, a
   Regulatory & Oversight Committee, a Governance
   Committee, and a Proxy Committee.  The Audit
   Committee is comprised solely of Independent
   Trustees.  The members of the Audit Committee are
   Edward Regan (Chairman), Kenneth Randall and
   Russell Reynolds. The Audit Committee held five
   meetings during the Fund's fiscal year ended July
   31, 2002. The Audit Committee provides the Board
   with recommendations regarding the selection of the
   Fund's independent auditor. The Audit Committee
   also reviews the scope and results of audits and
   the audit fees charged, reviews reports from the
   Fund's independent auditor concerning the Fund's
   internal accounting procedures, and controls and
   reviews reports of the Manager's internal auditor,
   among other duties as set forth in the Committee's
   charter.

      The members of the Regulatory & Oversight
   Committee are Robert Galli (Chairman), Joel Motley
   and Phillip Griffiths. The Regulatory & Oversight
   Committee held seven meetings during the Fund's
   fiscal year ended July 31, 2002. The Regulatory &
   Oversight Committee evaluates and reports to the
   Board on the Fund's contractual arrangements,
   including the Investment Advisory and Distribution
   Agreements, transfer and shareholder service
   agreements and custodian agreements as well as the
   policies and procedures adopted by the Fund to
   comply with the Investment Company Act and other
   applicable law, among other duties as set forth in
   the Committee's charter.

      The members of the Governance Committee are Joel
   Motley (Acting Chairman), Phillip Griffiths and
   Kenneth Randall. The Governance Committee held no
   meetings during the Fund's fiscal year ended July
   31, 2002. The Governance Committee reviews the
   Fund's governance guidelines, the adequacy of the
   Fund's Codes of Ethics, and develops qualification
   criteria for Board members consistent with the
   Fund's governance guidelines, among other duties set
   forth in the Committee's charter.

      The members of the Proxy Committee are Edward
   Regan (Chairman), Russell Reynolds and John Murphy.
   The Proxy Committee held no meetings during the
   Fund's fiscal year ended July 31, 2002.  The Proxy
   Committee provides the Board with recommendations
   for proxy voting and monitors proxy voting by the
   Fund.

3.    Effective December 31, 2002, Mr. Leon Levy resigned
   from the Board I Funds and Mr. Clayton Yeutter was
   elected as Chairman of the Board, effective January
   1, 2003. Effective March 31, 2003 and July 31,
   2003, Mr. Benjamin Lipstein and Ms. Elizabeth
   Moynihan, respectively, retired from the Board I
   Funds. Therefore, the biographies for Messrs. Levy
   and Lipstein and Ms. Moynihan on pages 12 and 13
   are deleted and the following is added to Mr.
   Yeutter's biography: "Chairman of the Board of
   Trustees."

4.    In the Trustee compensation table on page 17, the
   title of "Chairman" after Mr. Levy's name is
   deleted and the title of "Chairman" is added after
   Mr. Yeutter's name. In addition, the following
   footnote is added following the names of Messrs.
   Levy, Lipstein and Yeutter and Ms. Moynihan:

5.    Effective  January 1,  2003,  Clayton  Yeutter  became
         Chairman  of the  Board I Funds  upon the
         retirement   of  Leon   Levy.   Effective
         March  31,  2003 and July 31,  2003,  Mr.
         Lipstein      and      Ms.      Moynihan,
         respectively,  retired  from the  Board I
         Funds.

August 15, 2003
PX0211.009

                        Oppenheimer trinity CORE fund
                    Supplement dated July 18, 2003 to the
    Statement of Additional Information dated September 24, 2002, Revised
                              October 15, 2002

The Statement of Additional Information is changed as follows:

1.    The Supplement dated March 31, 2003 is hereby withdrawn.

2.    The section captioned "Board of Trustees and Oversight Committees" on page 10 is amended as follows:

    Board of Trustees and Oversight Committees. The Fund is governed by a Board of Trustees, which is responsible for protecting the interests of shareholders under Massachusetts law. The Trustees meet periodically throughout the year to oversee the Fund's activities, review its performance, and review the actions of the
    Manager. Although the Fund will not normally hold annual meetings of its shareholders, it may hold shareholder meetings from time to time on important matters, and shareholders have the right to call a meeting to remove a Trustee or to take other action described in the Fund's Declaration of Trust.

      The Board of Trustees has an Audit Committee, a Study
    Committee, a Governance Committee, and a Proxy Committee.  The
    Audit Committee is comprised solely of Independent Trustees.  The members of the Audit Committee are Edward Regan (Chairman),
    Kenneth Randall and Russell Reynolds. The Audit Committee held five meetings during the Fund's fiscal year ended July 31, 2002.
    The Audit Committee provides the Board with recommendations regarding the selection of the Fund's independent auditor. The
    Audit Committee also reviews the scope and results of audits and the audit fees charged, reviews reports from the Fund's
    independent auditor concerning the Fund's internal accounting procedures, and controls and reviews reports of the Manager's internal auditor, among other duties as set forth in the
    Committee's charter.

      The members of the Study Committee are Robert Galli (Chairman),
    Joel Motley and Phillip Griffiths. The Study Committee held seven meetings during the Fund's fiscal year ended July 31, 2002. The
    Study Committee evaluates and reports to the Board on the Fund's contractual arrangements, including the Investment Advisory and
    Distribution Agreements, transfer and shareholder service
    agreements and custodian agreements as well as the policies and procedures adopted by the Fund to comply with the Investment
    Company Act and other applicable law, among other duties as set forth in the Committee's charter.

      The members of the Governance Committee are Elizabeth Moynihan
    (Chairman), Joel Motley, Phillip Griffiths and Kenneth Randall.
    The Governance Committee did not hold a meeting during the Fund's fiscal year ended July 31, 2002. The Governance Committee reviews the Fund's governance guidelines, the adequacy of the Fund's Codes of Ethics, and develops qualification criteria for Board members consistent with the Fund's governance guidelines, among other duties set forth in the Committee's charter.

      The  members of the Proxy  Committee  are Edward  Regan  (Chairman),
    Russell  Reynolds  and  John  Murphy.  The  Proxy  Committee  held  no meetings  during the Fund's  fiscal  year  ended  July 31,  2002.  The
    Proxy  Committee  provides  the Board with  recommendations  for proxy voting and monitors proxy voting by the Fund.

4.    Effective December 31, 2002, Mr. Leon Levy resigned as a Trustee of the Fund and Mr. Clayton Yeutter was elected as Chairman of the Board, effective January 1, 2003.  Effective March 31, 2003, Mr. Benjamin
   Lipstein retired as a Trustee.  Therefore, the Statement of Additional
   Information is revised by deleting the biographies for Messrs. Levy and
   Lipstein on page 12 and by adding the following to Mr. Yeutter's biography: "Chairman of the Board of Trustees."

5.    In the Trustee compensation table on page 17, the title of "Chairman"
   after Mr. Levy's name is deleted and the title of "Chairman" is added after Mr. Yeutter's name. In addition, the following footnote is added following the names of Messrs. Levy, Lipstein and Yeutter:

5.    Effective  January 1, 2003,  Clayton  Yeutter  became  Chairman  of the
               Board of  Trustees  of the  Board I Funds  upon the
               retirement of Leon Levy.  Effective March 31, 2003,
               Mr. Lipstein retired as a Trustee.

July 18, 2003                                                     PX0211.008

                          Oppenheimer trinity CORE fund
                   Supplement dated March 31, 2003 to the
    Statement of Additional Information dated September 24, 2002, Revised
                              October 15, 2002

The Statement of Additional Information is changed as follows:

1.    The Supplement dated January 2, 2003 is hereby withdrawn.

2.    The section captioned "Board of Trustees and Oversight Committees" on page 10 is amended as follows:

    a.The second sentence of the second paragraph under that caption is revised to read:

          "The members of the Audit Committee are Kenneth A. Randall
          (Chairman) and Edward Reagan."

   b. The first sentence of the third paragraph under that caption is revised to read:

         "The   members   of  the  Study   Committee   are  Robert  G.  Galli
         (Chairman), Elizabeth Moynihan and Joel Motley."

4.    Effective December 31, 2002, Mr. Leon Levy resigned as a Trustee of the Fund and Mr. Clayton Yeutter was elected as Chairman of the Board, effective January 1, 2003.  Effective March 31, 2003, Mr. Benjamin
   Lipstein retired as a Trustee.  Therefore, the Statement of Additional
   Information is revised by deleting the biographies for Messrs. Levy and
   Lipstein on page 12 and by adding the following to Mr. Yeutter's biography: "Chairman of the Board of Trustees."

5.    In the Trustee compensation table on page 17, the title of "Chairman"
   after Mr. Levy's name is deleted and the title of "Chairman" is added after Mr. Yeutter's name. In addition, the following footnote is added following the names of Messrs. Levy, Lipstein and Yeutter:

5.    Effective  January 1, 2003,  Clayton  Yeutter  became  Chairman  of the
               Board of  Trustees  of the  Board I Funds  upon the
               retirement of Leon Levy.  Effective March 31, 2003,
               Mr. Lipstein retired as a Trustee.

March 31, 2003                                                    PX0211.007

                Oppenheimer trinity CORE fund
          Supplement dated January 2, 2003 to the
  Statement of Additional Information dated September 24,
               2002, Revised October 15, 2002

The  Statement  of  Additional  Information  is  changed  as follows:

1.    Effective December 31, 2002, Mr. Leon Levy resigned
      as a Trustee of the Fund and Mr. Clayton Yeutter was
      elected as Chairman of the Board, effective January
      1, 2003.  Therefore, the Statement of Additional
      Information is revised by deleting the biography for
      Mr. Levy on page 12 and by adding the following to
      Mr. Yeutter's biography on page 14:
            "Chairman of the Board of Trustees."

2.    In the Trustee compensation table on page 17, the
      title of "Chairman" after Mr. Levy's name is deleted
      and the title of "Chairman" is added after Mr.
      Yeutter's name.  In addition, the following footnote
      is added following Mr. Levy's name and following Mr.
      Yeutter's name:

            7. Effective    January    1,    2003,
               Clayton   Yeutter  became  Chairman
               of the  Board  of  Trustees  of the
               Board I Funds  upon the  retirement
               of Leon Levy.

January 2, 2003
PX0211.006

Oppenheimer Trinity Core FundSM
6803 S. Tucson Way, Centennial, CO 80112
1.800.225.5677

This Statement of Additional Information is not a Prospectus. This
document contains additional information about the Fund and supplements information in the Prospectus dated September 24, 2002. It should be read together with the Prospectus, which may be obtained by writing to the Fund's Transfer Agent, OppenheimerFunds Services, at P.O. Box 5270,
Denver, Colorado 80217, or by calling the Transfer Agent at the toll-free number shown above, or by downloading it from the
OppenheimerFunds Internet website at www.oppenheimerfunds.com.

Contents
                                                                        Page
About the Fund
Additional Information About the Fund's Investment Policies and Risks..
2
    The Fund's Investment Policies.....................................
2
    Other Investment Techniques and Strategies.........................
3
    Investment Restrictions............................................
7
How the Fund is Managed ...............................................
8
    Organization and History...........................................
8
    Trustees and Officers..............................................
10
    The Manager........................................................
18
    The Sub-Advisor....................................................
21
Brokerage Policies of the Fund.........................................
21
Distribution and Service Plans.........................................
24
Performance of the Fund................................................
28

About Your Account
How To Buy Shares......................................................
33
How To Sell Shares.....................................................
43
How To Exchange Shares.................................................
47
Dividends, Capital Gains and Taxes.....................................
51
Additional Information About the Fund..................................
55

Financial Information About the Fund
Independent Auditors' Report...........................................
56
Financial Statements...................................................
57

Appendix A: Economic Sectors and Industry Groups.......................
A-1
Appendix B: Special Sales Charge Arrangements and Waivers..............
B-1

                                  2
ABOUT the fund

Additional Information About the Fund's Investment Policies and Risks

The investment objective, the principal investment policies and the main risks of the Fund are described in the Prospectus. This Statement of Additional Information contains supplemental information about those policies and risks and the types of securities that the Fund can purchase. Additional information is also provided about the strategies that the Fund may use to try to achieve its objective.

The Fund's Investment Policies. The composition of the Fund's portfolio and the techniques and strategies that the Fund's Sub-Advisor, Trinity
Investment Management Corporation, can use in selecting portfolio securities may vary over time. The Fund is not required to use the investment techniques and strategies described below at all times in seeking its goal. It may use some of the special investment techniques and strategies at some times or not at all. Nonetheless, when selecting the Fund's portfolio investments, the Fund's Sub-Advisor, who is retained by the Manager, OppenheimerFunds, Inc., typically adheres to the following disciplined, systematic approach, which is more fully described in the Prospectus.

      Each day the New York Stock Exchange is open for trading, the
Sub-Advisor ranks nearly all of the stocks comprising the Standard &
Poor's Index of 500 Stocks ("S&P 500 Index") according to their relative valuations. The Sub-Advisor determines these rankings by dividing the S&P 500 Index into 11 broad economic sectors (Appendix A)
and using specially selected valuation models.

      After identifying the most undervalued or attractively priced stocks and most overvalued or least attractively priced stocks in the
S&P 500 Index, the Sub-Advisor generally selects the most attractively priced stocks for the Fund's portfolio. In order to diversify the
Fund's portfolio investments and attempt to reduce overall portfolio risk, the Sub-Advisor seeks to align the Fund's portfolio investments with the sector weights of the index 34 industry groups (See Appendix
A).

      In selecting stocks for the Fund's portfolio, the portfolio management team, whose members are employed by the Sub-Advisor, primarily uses value-oriented investment analyses. In using these approaches, the portfolio management team looks for stocks that appear to be temporarily undervalued, by various measures. The portfolio management team seeks stocks having prices that are relatively low in relation to what the team considers to be their real worth or future prospects, with the expectation that the Fund will realize appreciation in the value of its holdings.

      Some of the measures used to identify undervalued stocks include, among others:
o     Dividend Discount, which calculates the present value of the projected stream of future dividends. Stocks that sell at discounts to present value are favored.
o     Earnings Momentum, which is based on the percentage change in trailing four-quarter earnings per share over the last three months.
o     Cashflow Plowback, which seeks high cashflow relative to capital structure and low price/cashflow ratio. The plowback feature is based on net cashflow (cashflow minus dividends) retained by a company each year and available for reinvestment or plowback into the business, providing a basis for future growth.
o

         Price/earnings Ratio, which is the stock's price divided by its earnings per share. A stock having a price/earnings ratio lower than its historical range, or lower than the market as a whole or that of similar companies may offer attractive investment opportunities.
o     Price/book value Ratio, which is the stock price divided by the book value of the company per share. It measures the company's stock price in relation to its asset value.
o     Dividend Yield, which is measured by dividing the annual dividend by the stock price per share.

      There is no assurance the Fund's stock selection strategy will result in the Fund achieving its objective of long-term capital growth.
Nor can there be any assurance that the Fund's diversification strategy will actually reduce the volatility of an investment in the Fund.

|X|   Portfolio Turnover. "Portfolio turnover" describes the rate at which the Fund trades its portfolio securities during prior fiscal years. For example, if the Fund sold all of its securities during the year, its portfolio turnover rate would be 100% or more. The Fund's portfolio turnover rate will fluctuate from year to year. The Fund is expected to have a portfolio turnover rate of between 90 - 130%
annually. Increased portfolio turnover creates higher brokerage and transaction costs for the Fund, which may reduce its overall performance. Additionally, the realization of capital gains from selling portfolio securities may result in distributions of taxable capital gains to shareholders, since the Fund will normally distribute all of its capital gains realized each year, to avoid excise taxes under the Internal Revenue Code.

Other Investment Techniques and Strategies.  In seeking its objective, the Fund may from time to time use the types of investment strategies and investments described below.  It is not required to use all of these strategies at all times, and at times may not use them.

|X|   Temporary Defensive Investments. For temporary defensive
purposes, the Fund can invest in repurchase agreements and a variety of
"money market securities." Money market securities are high-quality, short-term debt instruments that may be issued by the U.S. government, corporations, banks or other entities. They may have fixed, variable or floating interest rates. The following is a brief description of the repurchase agreements and the types of money market securities in which the Fund may invest.

o     Repurchase Agreements. The Fund can acquire securities subject to repurchase agreements. It might do so for liquidity purposes to meet anticipated redemptions of Fund shares, or pending the investment of the proceeds from sales of Fund shares, or pending the settlement of portfolio securities transactions, or for defensive purposes.

      In a repurchase transaction, the Fund buys a security from, and simultaneously resells it to, an approved vendor for delivery on an agreed-upon future date. The resale price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect. Approved vendors include U.S. commercial banks, U.S. branches of foreign banks, or broker-dealers that have been designated as primary dealers in government securities. They must meet credit requirements set by the
Fund's Board of Trustees from time to time.

      The majority of these transactions run from day to day, and delivery pursuant to the resale typically occurs within one to five days of the purchase. Repurchase agreements having a maturity beyond seven days are subject to the Fund's fundamental policy limits on holding illiquid investments. The Fund cannot enter into a repurchase agreement that causes more than

10% of its total assets to be subject to repurchase agreements having a maturity beyond seven days. There is no limit on the amount of the
Fund's assets that may be subject to repurchase agreements having maturities of seven days or less.

      Repurchase agreements, considered "loans" under the Investment
Company Act of 1940 (the "Investment Company Act"), are collateralized by the underlying security. The Fund's repurchase agreements require that at all times while the repurchase agreement is in effect, the value of the collateral must equal or exceed the repurchase price to fully collateralize the repayment obligation. However, if the vendor fails to pay the resale price on the delivery date, the Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so. The Sub-Advisor will monitor the vendor's creditworthiness to confirm that the vendor is financially sound and will monitor the collateral's value.

      Pursuant to an Exemptive Order issued by the Securities and
Exchange Commission, the Fund, along with other affiliated entities managed by the Manager, may transfer uninvested cash balances into one or more joint repurchase accounts. These balances are invested in one or more repurchase agreements, secured by U.S. government securities.
Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each joint repurchase arrangement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

o     U.S. Government Securities. These include obligations issued or guaranteed by the U.S. Treasury or other U.S. government agencies or corporate entities referred to as "instrumentalities" of the U.S.
government. The obligations of U.S. government agencies or
instrumentalities in which the Fund may invest may or may not be guaranteed or supported by the "full faith and credit" of the United
States. "Full faith and credit" means generally that the taxing power of the U.S. government is pledged to the payment of interest and repayment of principal on a security. If a security is not backed by the full faith and credit of the United States, the owner of the security must look principally to the agency issuing the obligation for repayment. The owner might not be able to assert a claim against the
United States if the issuing agency or instrumentality does not meet its commitment. The Fund will invest in securities of U.S. government agencies and instrumentalities only if the Sub-Advisor is satisfied that the credit risk with respect to such agency or instrumentality is minimal.

o     Bank Obligations. The Fund may buy time deposits, certificates of deposit and bankers' acceptances. They must be :
o     obligations issued or guaranteed by a domestic or foreign bank
               (including a foreign branch of a domestic bank) having
               total assets of at least $1 billion,
o     banker's acceptances (which may or may not be supported by letters of credit) only if guaranteed by a U.S.
               commercial bank with total assets of at least U.S. $1
               billion.

      The Fund can make time deposits. These are non-negotiable
deposits in a bank for a specified period of time. They may be subject to early withdrawal penalties. Time deposits that are subject to early withdrawal penalties are subject to the Fund's limits on illiquid investments, unless the time deposit matures in seven days or less.
"Banks" include commercial banks, savings banks and savings and loan associations.

o     Commercial Paper. The Fund may invest in commercial paper, if it is rated within the top two rating categories of Standard & Poor's
Rating Services ("Standard & Poor's") and Moody's Investors Service,
Inc., ("Moody's). If the paper is not rated, it may be purchased if issued by a company having a credit rating of at least "AA" by Standard
& Poor's or "Aa" by Moody's.

      The Fund may buy commercial paper, including U.S.
dollar-denominated securities of foreign branches of U.S. banks, issued by other entities if the commercial paper is guaranteed as to principal and interest by a bank, government or corporation whose certificates of deposit or commercial paper may otherwise be purchased by the Fund.

o     Variable Amount Master Demand Notes. Master demand notes are corporate obligations that permit the investment of fluctuating amounts by the Fund at varying rates of interest under direct arrangements between the Fund, as lender, and the borrower. They permit daily changes in the amounts borrowed. The Fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount. The borrower may prepay up to the full amount of the note without penalty. These notes may or may not be backed by bank letters of credit.

      Because these notes are direct lending arrangements between the lender and borrower, it is not expected that there will be a trading market for them. There is no secondary market for these notes, although they are redeemable (and thus are immediately repayable by the borrower) at principal amount, plus accrued interest, at any time.
Accordingly, the Fund's right to redeem such notes is dependent upon the ability of the borrower to pay principal and interest on demand.

      The Fund has no limitations on the type of issuer from whom these notes will be purchased. However, in connection with such purchases and on an ongoing basis, the Sub-Advisor will consider the earning power, cash flow and other liquidity ratios of the issuer, and its ability to pay principal and interest on demand, including a situation in which all holders of such notes made demand simultaneously. Investments in master demand notes are subject to the limitation on investments by the
Fund in illiquid securities. Currently, the Fund does not intend that its investments in variable amount master demand notes will exceed 5%
of its total assets.

|X|   Loans of Portfolio Securities. To raise cash for liquidity purposes, the Fund can lend its portfolio securities to brokers, dealers and other types of financial institutions approved by the
Fund's Board of Trustees. These loans are limited to not more than 10%
of the value of the Fund's total assets. The Fund currently does not intend to engage in loans of securities, but if it does so, such loans will not likely exceed 5% of the Fund's total assets.

      There are some risks in connection with securities lending. The
Fund might experience a delay in receiving additional collateral to secure a loan, or a delay in recovery of the loaned securities if the borrower defaults. The Fund must receive collateral for a loan. Under current applicable regulatory requirements (which are subject to change), on each business day the loan collateral must be at least equal to the value of the loaned securities. It must consist of cash, bank letters of credit, securities of the U.S. government or its agencies or instrumentalities, or other cash equivalents in which the
Fund is permitted to invest. To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by the Fund if the demand meets the terms of the letter. The terms of the letter of credit and the issuing bank both must be satisfactory to the Fund.
      When it lends securities, the Fund receives amounts equal to the dividends or interest on loaned securities. It also receives one or more of (a) negotiated loan fees, (b) interest on securities used as collateral, and (c) interest on any short-term debt securities purchased with such loan collateral. Either type of interest may be shared with the borrower. The Fund may also pay reasonable finder's, custodian and administrative fees in connection with these loans. The terms of the Fund's loans must meet applicable tests under the Internal
Revenue Code and must permit the Fund to reacquire loaned securities on five days' notice or in time to vote on any important matter.

|X|   Illiquid and Restricted Securities. Under the policies and procedures established by the Fund's Board of Trustees, the Manager determines the liquidity of certain of the Fund's investments.
Investments may be illiquid because of the absence of an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. A restricted security is one that has a contractual restriction on its resale or which cannot be sold publicly until it is registered under the Securities Act of 1933.

      As a fundamental policy, the Fund will not invest more than 10%
of its total assets in illiquid or restricted securities, including repurchase agreements having a maturity beyond seven days, portfolio securities for which market quotations are not readily available and time deposits that mature in more than two days. Certain restricted securities that are eligible for resale to qualified institutional purchasers, as described below, may not be subject to that limit. The
Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.

      The Fund has limitations that apply to purchases of restricted securities, as stated above. Those percentage restrictions may not apply to purchases of restricted securities that are eligible for sale to qualified institutional purchasers under Rule 144A of the Securities
Act of 1933, if those securities have been determined to be liquid by the Manager under Board-approved guidelines. Those guidelines take into account the trading activity for such securities and the availability of reliable pricing information, among other factors. If there is a lack of trading interest in a particular Rule 144A security, the Fund's holdings of that security may be considered to be illiquid.

Investment in Other Investment Companies. The Fund can also invest in the securities of other investment companies, which can include open-end funds, closed-end funds and unit investment trusts, subject to the limits set forth in the Investment Company Act that apply to those types of investments.  For example, the Fund can invest in
Exchange-Traded Funds, which are typically open-end funds or unit investment trusts, listed on a stock exchange.  The Fund might do so as a way of gaining exposure to the segments of the equity or fixed-income markets represented by the Exchange-Traded Funds' portfolio, at times when the Fund may not be able to buy those portfolio securities directly.

      Investing in another investment company may involve the payment of substantial premiums above the value of such investment company's portfolio securities and is subject to limitations under the Investment
Company Act.  The Fund does not intend to invest in other investment companies unless the Manager believes that the potential benefits of the investment justify the payment of any premiums or sales charges.
As a shareholder of an investment company, the Fund would be subject to its ratable share of that investment company's expenses, including its advisory and administration expenses.  The Fund does not anticipate investing a substantial amount of its net assets in shares of other investment companies.
Investment Restrictions

|X|   What Are "Fundamental Policies?" Fundamental policies are those policies that the Fund has adopted to govern its investments that can be changed only by the vote of a "majority" of the Fund's outstanding voting securities. Under the Investment Company Act, a "majority" vote is defined as the vote of the holders of the lesser of:
o     67% or more of the shares present or represented by proxy at a shareholder meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy, or
o     more than 50% of the outstanding shares.

      Policies described in the Prospectus or this Statement of
Additional Information are "fundamental" only if they are identified as such. The Fund's Board of Trustees can change non-fundamental policies without shareholder approval. However, significant changes to investment policies will be described in supplements or updates to the
Prospectus or this Statement of Additional Information, as appropriate.
The Fund's principal investment policies are described in the
Prospectus.

|X|   Does the Fund Have Additional Fundamental Policies? The following investment restrictions are fundamental policies of the Fund.

o     The Fund cannot buy securities issued or guaranteed by any one issuer if more than 5% of its total assets would be invested in securities of that issuer or if it would then own more than 10% of that issuer's voting securities. That restriction applies to 75% of the
Fund's total assets. This limitation does not apply to securities issued by the U.S. government or any of its agencies or
instrumentalities or securities of other investment companies.

o     The Fund cannot invest in companies for the purpose of acquiring control or management of them.

o     The Fund cannot lend money. However, it can invest in debt securities that the Fund's investment policies and restrictions permit it to purchase. The Fund may also lend its portfolio securities and enter into repurchase agreements.

o     The Fund cannot concentrate investments. That means it cannot invest 25% or more of its total assets in companies in any one industry. Obligations of the U.S. government, its agencies and instrumentalities are not considered to be part of an "industry" for the purposes of this restriction.

o     The Fund cannot invest in real estate or in interests in real estate. However, the Fund can purchase readily-marketable securities of companies holding real estate or interests in real estate.

o     The Fund cannot underwrite securities of other companies. A permitted exception is in case it is deemed to be an underwriter under the Securities Act of 1933 when reselling any securities held in its own portfolio.

o     The Fund cannot invest in physical commodities or commodity contracts. This does not prohibit the Fund from purchasing or selling options and futures or from buying or selling hedging instruments as permitted by any of its other investment policies.
o     The Fund cannot borrow money except from banks in amounts not in excess of 5% of its assets as a temporary measure to meet redemptions.

o     The Fund cannot pledge, mortgage or hypothecate any of its assets. However, this does not prohibit the escrow arrangements contemplated by the put and call activities of the Fund or other collateral or margin arrangements in connection with any of the hedging instruments permitted by any of its other policies.

o     The Fund cannot issue "senior securities," but this does not prohibit certain investment activities for which assets of the Fund are designated as segregated, or margin, collateral or escrow arrangements are established, to cover the related obligations. Examples of those activities include borrowing money, reverse repurchase agreements, delayed-delivery and when-issued arrangements for portfolio securities transactions, and contracts to buy or sell derivatives, hedging instruments, options or futures.

      Unless the Prospectus or this Statement of Additional Information states that a percentage restriction applies on an on-going basis, it applies only at the time the Fund makes an investment with the exception of the borrowing policy. The Fund need not sell securities to meet the percentage limits if the value of the investment increases in proportion to the size of the Fund.

|X|   Does the Fund Have Additional Restrictions That Are Not
"Fundamental" Policies?

      The Fund has additional operating policies that are not
"fundamental," and which can be changed by the Board of Trustees without shareholder approval.

o     The Fund can invest all of its assets in the securities of a single open-end management investment company for which the Manager, one of its subsidiaries or a successor is the investment advisor or sub-advisor. That fund must have substantially the same fundamental investment objective, policies and limitations as the Fund.

      For purposes of the Fund's policy not to concentrate its
investments as described above, the Fund has adopted the industry classifications set forth in Appendix A to this Statement of Additional
Information. That is not a fundamental policy.

How the Fund Is Managed

Organization and History. The Fund is an open-end, diversified management investment company with an unlimited number of authorized shares of beneficial interest. The Fund was organized as a
Massachusetts business trust in May 1999.

      The Fund is governed by a Board of Trustees, which is responsible for protecting the interests of shareholders under Massachusetts law.
The Trustees meet periodically throughout the year to oversee the
Fund's activities, review its performance, and review the actions of the Manager and Sub-Advisor. Although the Fund will not normally hold annual meetings of its shareholders, it may hold shareholder meetings from time to time on important matters, and shareholders have the right to call a meeting to remove a Trustee or to take other action described in the Fund's Declaration of Trust.
|X|   Classes  of  Shares.   The   Trustees  are   authorized,   without
shareholder  approval,  to create new series and classes of shares.  The
Trustees  may  reclassify  unissued  shares of the Fund into  additional series or  classes of shares.  The  Trustees  also may divide or combine the shares of a class into a greater or lesser number of shares  without changing the proportionate  beneficial  interest of a shareholder in the
Fund.  Shares do not have  cumulative  voting  rights or  preemptive  or subscription  rights.  Shares  may be  voted  in  person  or by proxy at shareholder meetings.

      The Fund currently has five classes of shares: Class A, Class B,
Class C, Class N and Class Y.  All classes invest in the same investment portfolio.  Only retirement plans may purchase Class N shares. Only certain institutional investors may elect to purchase
Class Y shares. Each class of shares:
o     has its own dividends and distributions,
o     pays certain expenses which may be different for the different classes,
o     may have a different net asset value,
o     may have separate voting rights on matters in which interests of one class are different from interests of another class, and
o     votes as a class on matters that affect that class alone.

      Shares are freely transferable, and each share of each class has one vote at shareholder meetings, with fractional shares voting proportionally on matters submitted to the vote of shareholders.  Each share of the Fund represents an interest in the Fund proportionately equal to the interest of each other share of the same class.

|X|   Meetings of Shareholders.  As a Massachusetts  business trust, the
Fund is not required to hold, and does not plan to hold,  regular annual meetings of  shareholders.  The Fund will hold meetings when required to do so by the  Investment  Company Act or other  applicable  law. It will also do so when a shareholder  meeting is called by the Trustees or upon proper request of the shareholders.

      Shareholders have the right, upon the declaration in writing or vote of two-thirds of the outstanding shares of the Fund, to remove a
Trustee.  The Trustees will call a meeting of shareholders to vote on the removal of a Trustee upon the written request of the record holders of 10% of its outstanding shares.  If the Trustees receive a request from at least 10 shareholders stating that they wish to communicate with other shareholders to request a meeting to remove a Trustee, the
Trustees will then either make the Fund's shareholder list available to the applicants or mail their communication to all other shareholders at the applicants' expense. The shareholders making the request must have been shareholders for at least six months and must hold shares of the
Fund valued at $25,000 or more or constituting at least 1% of the
Fund's outstanding shares. The Trustees may also take other action as permitted by the Investment Company Act.

|X|   Shareholder and Trustee Liability.  The Fund's Declaration of
Trust contains an express disclaimer of shareholder or Trustee liability for the Fund's obligations. It also provides for
indemnification and reimbursement of expenses out of the Fund's property for any shareholder held personally liable for its
obligations.  The Declaration of Trust also states that upon request, the Fund shall assume the defense of any claim made against a shareholder for any act or obligation of the Fund and shall satisfy any judgment on that claim.  Massachusetts law permits a shareholder of a business trust (such as the Fund) to be held personally liable as a
"partner" under certain circumstances. However, the risk that a Fund shareholder will incur
financial loss from being held liable as a "partner" of the Fund is limited to the relatively remote circumstances in which the Fund would be unable to meet its obligations.

      The Fund's contractual arrangements state that any person doing business with the Fund (and each shareholder of the Fund) agrees under its Declaration of Trust to look solely to the assets of the Fund for satisfaction of any claim or demand that may arise out of any dealings with the Fund. Additionally, the Trustees shall have no personal liability to any such person, to the extent permitted by law.

Board of Trustees and Oversight Committees. The Fund is governed by a
Board of Trustees, which is responsible for protecting the interests of shareholders under Massachusetts law. The Trustees meet periodically throughout the year to oversee the Fund's activities, review its performance, and review the actions of the Manager.  Although the Fund will not normally hold annual meetings of its shareholders, it may hold shareholder meetings from time to time on important matters, and shareholders have the right to call a meeting to remove a Trustee or to take other action described in the Fund's Declaration of Trust.

      The Board of Trustees has an Audit Committee, a Study Committee
and a Proxy Committee.  The members of the Audit Committee are Kenneth
Randall (Chairman), Benjamin Lipstein and Edward Regan.  The Audit
Committee held five meetings during the Fund's fiscal year ended July
31, 2002. The Audit Committee provides the Board with recommendations regarding the selection of the Fund's independent auditor. The Audit
Committee also reviews the scope and results of audits and the audit fees charged, reviews reports from the Fund's independent auditor concerning the Fund's internal accounting procedures, and controls and reviews reports of the Manager's internal auditor, among other duties as set forth in the Committee's charter.

      The members of the Study Committee are Benjamin Lipstein
(Chairman), Robert Galli and Elizabeth Moynihan.  The Study Committee
held seven meetings during the Fund's fiscal year ended July 31, 2002.
The Study Committee evaluates and reports to the Board on the Fund's contractual arrangements, including the Investment Advisory and
Distribution Agreements, transfer and shareholder service agreements and custodian agreements as well as the policies and procedures adopted by the Fund to comply with the Investment Company Act and other applicable law, among other duties as set forth in the Committee's charter.

      The members of the Proxy Committee are Edward Regan (Chairman),
Russell Reynolds and Clayton Yeutter.  The Proxy Committee held no meetings during the Fund's fiscal year ended July 31, 2002.  The Proxy
Committee provides the Board with recommendations for proxy voting and monitors proxy voting by the Fund.

Trustees and Officers of the Fund. Except for Mr. Murphy, each of the
Trustees is an independent trustee of the Fund ("Independent Trustee").
Mr. Murphy is an "Interested Trustee," because he is affiliated with the
Manager by virtue of his positions as an officer and director of the
Manager, and as a shareholder of its parent company.

      The Fund's Trustees and officers and their positions held with the Fund and length of service in such position(s) and their principal occupations and business affiliations during the

past five years are listed in the chart below. The information for the
Trustees also includes the dollar range of shares of the Fund as well as the aggregate dollar range of shares beneficially owned in any of the Oppenheimer funds overseen by the Trustees. All of the Trustees are also trustees or directors of the following publicly offered
Oppenheimer funds (referred to as "Board I Funds"):

Oppenheimer California Municipal Fund   Oppenheimer International Growth Fund
                                        Oppenheimer  International  Small Company
Oppenheimer Capital Appreciation Fund   Fund
Oppenheimer Capital Preservation Fund   Oppenheimer Money Market Fund, Inc.
Oppenheimer Developing Markets Fund     Oppenheimer Multiple Strategies Fund
Oppenheimer Discovery Fund              Oppenheimer Multi-Sector Income Trust
Oppenheimer Emerging Growth Fund        Oppenheimer Multi-State Municipal Trust
Oppenheimer Emerging Technologies Fund  Oppenheimer Municipal Bond Fund
Oppenheimer Enterprise Fund             Oppenheimer New York Municipal Fund
Oppenheimer Europe Fund                 Oppenheimer Series Fund, Inc.
Oppenheimer Global Fund                 Oppenheimer Trinity Core Fund
Oppenheimer Global Growth & Income Fund Oppenheimer Trinity Large Cap Growth Fund
Oppenheimer  Gold  &  Special  Minerals
Fund                                    Oppenheimer Trinity Value Fund
Oppenheimer Growth Fund                 Oppenheimer U.S. Government Trust

      In addition to being a trustee or director of the Board I Funds,
Mr. Galli is also a director or trustee of 10 other portfolios in the
OppenheimerFunds complex. Present or former officers, directors, trustees and employees (and their immediate family members) of the
Fund, the Manager and its affiliates, and retirement plans established by them for their employees are permitted to purchase Class A shares of the Fund and the other Oppenheimer funds at net asset value without sales charge. The sales charges on Class A shares is waived for that group because of the economies of sales efforts realized by the
Distributor.

      Messrs. Murphy, Masterson, Molleur, Vottiero, Wixted and Zack,
and Mses. Bechtolt, Feld and Ives respectively hold the same offices with one or more of the other Board I Funds as with the Fund.  As of
August 29, 2002 the Trustees and officers of the Fund, as a group, owned of record or beneficially less than 1% of each class of shares of the Fund.  The foregoing statement does not reflect ownership of shares of the Fund held of record by an employee benefit plan for employees of the Manager, other than the shares beneficially owned under the plan by the officers of the Fund listed above. In addition, each Independent
Trustee, and his or her family members, do not own securities of either the Manager, Distributor or Sub-Advisor of the Board I Funds or any
person directly or indirectly controlling, controlled by or under common control with the Manager, Distributor or Sub-Advisor.

|X|   Affiliated Transactions and Material Business Relationships. Mr.
Reynolds has reported he has a controlling interest in The Directorship
Search Group, Inc. ("The Directorship Search Group"), a director recruiting firm that provided consulting services to Massachusetts
Mutual Life Insurance Company (which controls the Manager) for fees aggregating $110,000 from January 1, 2000 through December 31, 2001, an amount representing less than 5% of the annual revenues of The
Directorship Search Group, Inc. Mr. Reynolds estimates that The
Directorship Search Group will bill Massachusetts Mutual Life Insurance
Company $150,000 for services to be provided during the calendar year
2002.

      The Independent Trustees have unanimously (except for Mr.
Reynolds, who abstained) determined that the consulting arrangements between The Directorship Search Group, Inc. and Massachusetts Mutual
Life Insurance Company were not material business or professional relationships that would compromise Mr. Reynolds' status as an
Independent Trustee. Nonetheless, to assure certainty as to
determinations of the Board and the Independent Trustees as to matters upon which the Investment Company Act or the rules thereunder require approval by a majority of Independent Trustees, Mr. Reynolds will not be counted for purposes of determining whether a quorum of Independent
Trustees was present or whether a majority of Independent Trustees approved the matter.

     The address of each Trustee in the chart below is 6803 S. Tucson
Way, Centennial, CO 80112-3924. Each Trustee serves for an indefinite term, until his or her resignation, retirement, death or removal.

-------------------------------------------------------------------------------------
                                Independent Trustees
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Name, Address,     Principal   Occupation(s)   During  Past  5 Dollar     Aggregate
                                                                          Dollar
                                                                          Range of
                                                                          Shares
                                                                          Beneficially
                                                                          Owned in
                                                                          any of
                                                               Range of   the
Age, Position(s)                                               Shares     Oppenheimer
Held with Fund     Years  /  Other  Trusteeships/Directorships BeneficiallFunds
and Length of      Held by Trustee / Number of  Portfolios  in Owned in   Overseen
Service            Fund Complex Currently Overseen by Trustee   the Fund  by Trustee
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
                                                                As of December 31,
                                                                       2001
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Leon Levy,         General  Partner  (since  1982) of  Odyssey   None       None
Chairman of the    Partners,  L.P.  (investment   partnership)
Board of Trustees  and  Chairman of the Board  (since 1981) of
Trustee since 1999 Avatar   Holdings,    Inc.   (real   estate
Age: 76            development).  Oversees  31  portfolios  in
                   the OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Robert G. Galli,   A trustee or director of other  Oppenheimer   None       Over
Trustee since 1999 funds.   Formerly  Vice  Chairman  (October
Age: 69            1995-December   1997)   of   the   Manager.
                   Oversees    41     portfolios     in    the
                   OppenheimerFunds complex.                              $100,000
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Phillip A.         The Director  (since 1991) of the Institute   None       Over
Griffiths,         for  Advanced   Study,   Princeton,   N.J.,
Trustee since 1999 director  (since  2001) of GSI Lumonics and
Age: 63            a  member  of  the   National   Academy  of
                   Sciences   (since   1979);   formerly   (in
                   descending  chronological order) a director
                   of Bankers Trust  Corporation,  Provost and
                   Professor    of    Mathematics    at   Duke
                   University,    a   director   of   Research
                   Triangle  Institute,  Raleigh,  N.C., and a
                   Professor   of   Mathematics   at   Harvard            $100,000
                   University.  Oversees 31  portfolios in the
                   OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Benjamin           Professor  Emeritus  of  Marketing,   Stern   None       Over
Lipstein, Trustee  Graduate       School      of      Business
since 1999         Administration,    New   York   University.
Age: 79            Oversees    31     portfolios     in    the
                   OppenheimerFunds complex.                              $100,000
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Joel W. Motley,    Director (January 2002-present), Columbia   $None1       None1
Trustee since 2002 Equity Financial Corp. (privately-held
Age: 50            financial adviser); Managing Director
                   (January 2002-present), Carmona Motley,
                   Inc. (privately-held financial adviser);
                   Formerly he held the following positions:
                   Managing Director (January 1998-December
                   2001), Carmona Motley Hoffman, Inc.
                   (privately-held financial adviser);
                   Managing Director (January 1992-December
                   1997), Carmona Motley & Co.
                   (privately-held financial adviser).
                   Oversees 31 portfolios in the
                   OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Elizabeth B.       Author  and  architectural   historian;   a                       ,000
Moynihan,          trustee  of the  Freer  Gallery  of Art and
Trustee since 1999 Arthur  M.  Sackler  Gallery   (Smithsonian
Age: 72            Institute),   Trustees   Council   of   the
                   National  Building  Museum; a member of the   None    $50,001-$100
                   Trustees  Council,  Preservation  League of
                   New York State.  Oversees 31  portfolios in
                   the OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Kenneth A.         A  director  of  Dominion  Resources,  Inc.   None       Over
Randall, Trustee   (electric   utility  holding  company)  and
since 1999         Prime Retail,  Inc. (real estate investment
Age: 75            trust);  formerly  a director  of  Dominion
                   Energy,  Inc. (electric power and oil & gas
                   producer),  President  and Chief  Executive
                   Officer  of  The  Conference   Board,  Inc.
                   (international    economic   and   business
                   research)  and  a  director  of  Lumbermens
                   Mutual    Casualty    Company,     American
                   Motorists  Insurance  Company and  American            $100,000
                   Manufacturers   Mutual  Insurance  Company.
                   Oversees    31     portfolios     in    the
                   OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Edward V. Regan,   President,    Baruch   College,   CUNY;   a   None    $50,001-$100,000
Trustee since 1999 director of RBAsset (real estate  manager);
Age: 72            a director of OffitBank;  formerly Trustee,
                   Financial  Accounting  Foundation (FASB and
                   GASB),   Senior   Fellow  of  Jerome   Levy
                   Economics    Institute,    Bard    College,
                   Chairman    of     Municipal     Assistance
                   Corporation  for the City of New York,  New
                   York State  Comptroller  and Trustee of New
                   York  State  and  Local   Retirement  Fund.
                   Oversees  31  investment  companies  in the
                   OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Russell S.         Chairman  (since 1993) of The  Directorship   None    $10,001-$50,000
Reynolds, Jr.,     Search Group,  Inc.  (corporate  governance
Trustee since 1999 consulting  and  executive  recruiting);  a
Age: 70            life   trustee   of   International   House
                   (non-profit educational organization),  and
                   a  trustee  (since  1996) of the  Greenwich
                   Historical Society.  Oversees 31 portfolios
                   in the OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Donald W. Spiro,   Chairman  Emeritus  (since January 1991) of   None       Over
Vice Chairman of
the Board of       the Manager.  Formerly a director  (January
Trustees,          1969-August 1999) of the Manager.  Oversees
Trustee since 1999 31  portfolios   in  the   OppenheimerFunds            $100,000
Age: 76            complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Clayton K.         Of Counsel  (since  1993),  Hogan & Hartson   None    $50,001-$100,000
Yeutter, Trustee   (a   law   firm).   Other    directorships:
since 1999         Caterpillar,    Inc.   (since   1993)   and
Age: 71            Weyerhaeuser Co. (since 1999).  Oversees 31
                   portfolios in the OppenheimerFunds complex.
-------------------------------------------------------------------------------------

      The address of Mr. Murphy in the chart below is 498 Seventh
Avenue, New York, NY 10018. Mr. Murphy serves for an indefinite term, until his resignation, death or removal.

-------------------------------------------------------------------------------------
                           Interested Trustee and Officer
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Name, Address,    Principal   Occupation(s)   During  Past  5 Dollar      Aggregate
                                                                           Dollar
                                                                          Range of
                                                                         y Shares
                                                              Range of   Beneficially
Age, Position(s)                                              Shares      Owned in
Held with Fund    Years  /  Other  Trusteeships/Directorships Beneficiallany of the
and Length of     Held by Trustee / Number of  Portfolios  in Owned in   Oppenheimer
Service           Fund Complex Currently Overseen by Trustee   the Fund     Funds
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
                                                                As of December 31,
                                                                       2001
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
John V. Murphy,   Chairman,   Chief  Executive   Officer  and
President and     director  (since  June 2001) and  President    None       Over
Trustee,          (since  September  2000)  of  the  Manager;             $100,000
Trustee since     President  and a  director  or  trustee  of
October 2001      other  Oppenheimer  funds;  President and a
Age: 53           director  (since July 2001) of  Oppenheimer
                  Acquisition  Corp.  (the  Manager's  parent
                  holding   company)   and   of   Oppenheimer
                  Partnership   Holdings,   Inc.  (a  holding
                  company  subsidiary  of  the  Manager);   a
                  director    (since    November   2001)   of
                  OppenheimerFunds   Distributor,   Inc.   (a
                  subsidiary of the Manager);  Chairman and a
                  director  (since July 2001) of  Shareholder
                  Services,    Inc.   and   of    Shareholder
                  Financial  Services,  Inc.  (transfer agent
                  subsidiaries  of  the  Manager);  President
                  and  a  director   (since   July  2001)  of
                  OppenheimerFunds    Legacy    Program    (a
                  charitable  trust  program  established  by
                  the Manager);  a director of the investment
                  advisory  subsidiaries of the Manager:  OFI
                  Institutional  Asset  Management,  Inc. and
                  Centennial  Asset  Management   Corporation
                  (since  November 2001),  HarbourView  Asset
                  Management   Corporation  and  OFI  Private
                  Investments,   Inc.   (since   July  2001);
                  President  (since  November  1, 2001) and a
                  director  (since July 2001) of  Oppenheimer
                  Real  Asset  Management,  Inc.;  a director
                  (since    November    2001)   of    Trinity
                  Investment  Management  Corp.  and  Tremont
                  Advisers,    Inc.    (Investment   advisory
                  affiliates of the Manager);  Executive Vice
                  President    (since   February   1997)   of
                  Massachusetts    Mutual   Life    Insurance
                  Company (the Manager's parent  company);  a
                  director   (since   June   1995)   of   DBL
                  Acquisition  Corporation;  formerly,  Chief
                  Operating  Officer   (September   2000-June
                  2001)  of  the   Manager;   President   and
                  trustee  (November  1999-November  2001) of
                  MML Series  Investment  Fund and MassMutual
                  Institutional  Funds  (open-end  investment
                  companies);     a    director    (September
                  1999-August  2000) of C.M.  Life  Insurance
                  Company;    President,    Chief   Executive
                  Officer     and     director     (September
                  1999-August  2000)  of MML Bay  State  Life
                  Insurance   Company;   a   director   (June
                  1989-June  1998) of  Emerald  Isle  Bancorp
                  and Hibernia  Savings Bank (a  wholly-owned
                  subsidiary   of  Emerald   Isle   Bancorp).
                  Oversees    69     portfolios     in    the
                  OppenheimerFunds complex.
-------------------------------------------------------------------------------------

     The address of the Officers in the chart below is as follows:
Messrs. Molleur and Zack and Ms. Feld is 498 Seventh Avenue, New York,
NY 10018, Messrs. Masterson, Vottiero and Wixted and Mses. Bechtolt and
Ives is 6803 S. Tucson Way, Centennial, CO 80112-3924. Each Officer
serves for an annual term or until his or her resignation, death or removal.

-------------------------------------------------------------------------------------
                                Officers of the Fund
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Name, Address, Age,       Principal Occupation(s) During Past 5 Years
Position(s) Held with
Fund and Length of
Service
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Brian W. Wixted,          Senior Vice President and Treasurer  (since March 1999) of
Treasurer, Principal      the Manager;  Treasurer  (since March 1999) of HarbourView
Financial and Accounting  Asset Management Corporation,  Shareholder Services, Inc.,
Officer (since April      Oppenheimer    Real    Asset    Management    Corporation,
1999)                     Shareholder   Financial   Services,    Inc.,   Oppenheimer
Age: 42                   Partnership Holdings, Inc., OFI Private Investments,  Inc.
                          (since March 2000),  OppenheimerFunds  International  Ltd.
                          and Oppenheimer  Millennium Funds plc (since May 2000) and
                          OFI Institutional  Asset Management,  Inc. (since November
                          2000)  (offshore  fund  management   subsidiaries  of  the
                          Manager);  Treasurer and Chief  Financial  Officer  (since
                          May 2000) of  Oppenheimer  Trust  Company (a trust company subsidiary of the  Manager);  Assistant  Treasurer  (since
                          March  1999)  of   Oppenheimer   Acquisition   Corp.   and
                          OppenheimerFunds   Legacy   Program  (since  April  2000);
                          formerly  Principal  and Chief  Operating  Officer  (March
                          1995-March  1999),   Bankers  Trust   Company-Mutual  Fund
                          Services  Division.  An  officer of 85  portfolios  in the
                          OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Connie Bechtolt,          Assistant Vice  President of the Manager (since  September
Assistant Treasurer       1998);   formerly   Manager/Fund   Accounting   (September
(since October 10, 2002)  1994-September  1998) of the  Manager.  An  officer  of 72
Age: 39                   portfolios in the OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Philip Vottiero,          Vice  President/Fund  Accounting  of  the  Manager  (since
                          March 2002); formerly Vice President/Corporate  Accounting
Assistant Treasurer       of the Manager  (July  1999-March  2002) prior to which he
(since August 15, 2002)   was Chief Financial Officer at Sovlink  Corporation (April
Age: 39                   1996-June  1999).  An  officer  of 72  portfolios  in  the
                          OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Robert G. Zack,           Senior  Vice  President   (since  May  1985)  and  General
Secretary (since          Counsel  (since  February  2002) of the  Manager;  General
November 1, 2001)         Counsel   and  a  director   (since   November   2001)  of
Age: 54                   OppenheimerFunds Distributor,  Inc.; Senior Vice President
                          and General  Counsel (since  November 2001) of HarbourView
                          Asset  Management   Corporation;   Vice  President  and  a
                          director (since November 2000) of Oppenheimer  Partnership
                          Holdings,  Inc.;  Senior Vice  President,  General Counsel
                          and  a  director  (since  November  2001)  of  Shareholder
                          Services,  Inc., Shareholder Financial Services, Inc., OFI
                          Private Investments,  Inc.,  Oppenheimer Trust Company and
                          OFI Institutional Asset Management,  Inc.; General Counsel
                          (since  November  2001)  of  Centennial  Asset  Management
                          Corporation;   a  director   (since   November   2001)  of
                          Oppenheimer  Real  Asset   Management,   Inc.;   Assistant
                          Secretary  and  a  director   (since   November  2001)  of
                          OppenheimerFunds   International   Ltd.;   Vice  President
                          (since November 2001) of OppenheimerFunds  Legacy Program;
                          Secretary    (since    November   2001)   of   Oppenheimer
                          Acquisition   Corp.;   formerly   Acting  General  Counsel
                          (November   2001-February   2002)  and  Associate  General
                          Counsel (May 1981-October 2001) of the Manager;  Assistant
                          Secretary   of    Shareholder    Services,    Inc.    (May
                          1985-November 2001),  Shareholder Financial Services, Inc.
                          (November     1989-November    2001);     OppenheimerFunds
                          International  Ltd. and Oppenheimer  Millennium  Funds plc
                          (October  1997-November 2001). An officer of 85 portfolios in the OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Philip T. Masterson,      Vice President and Assistant Counsel of the Manager
Assistant Secretary       (since July 1998); formerly, an associate with Davis,
(since August 15, 2002)   Graham, & Stubbs LLP (January 1997-June 1998). An officer
Age: 38                   of 72 portfolios in the OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Denis R. Molleur,         Vice  President and Senior  Counsel of the Manager  (since
Assistant Secretary       July  1999);  formerly  a  Vice  President  and  Associate
(since November 1, 2001)  Counsel of the  Manager  (September  1995-July  1999).  An
Age: 44                   officer of 82 portfolios in the OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Katherine P. Feld,        Vice  President  and Senior  Counsel  (since July 1999) of
Assistant Secretary       the  Manager;   Vice   President   (since  June  1990)  of
(since November 1, 2001)  OppenheimerFunds   Distributor,   Inc.;   Director,   Vice
Age: 44                   President  and  Secretary  (since June 1999) of Centennial
                          Asset Management Corporation;  Vice President (since 1997)
                          of Oppenheimer Real Asset Management,  Inc.; formerly Vice
                          President  and  Associate  Counsel  of the  Manager  (June
                          1990-July  1999).  An  officer  of 85  portfolios  in  the
                          OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Kathleen T. Ives,         Vice President and Assistant  Counsel (since June 1998) of
Assistant Secretary       the   Manager;    Vice    President    (since   1999)   of
(since November 1, 2001)  OppenheimerFunds  Distributor,  Inc.;  Vice  President and
Age: 36                   Assistant Secretary (since 1999) of Shareholder  Services,
                          Inc.;   Assistant   Secretary  (since  December  2001)  of
                          OppenheimerFunds  Legacy Program and Shareholder Financial
                          Services,  Inc.;  formerly  Assistant  Vice  President and
                          Assistant  Counsel of the Manager (August 1997-June 1998);
                          Assistant  Counsel  of  the  Manager  (August  1994-August
                          1997).    An   officer   of   85    portfolios    in   the
                          OppenheimerFunds complex.
-------------------------------------------------------------------------------------

|X|   Remuneration of Trustees. The officers of the Fund and one of the
Trustees of the Fund (Mr. Murphy) who are affiliated with the Manager receive no salary or fee from the Fund. The remaining Trustees of the
Fund received the compensation shown below from the Fund with respect to the Fund's fiscal year ended July 31, 2002. The compensation from all of the Board I Funds (including the Fund) represents compensation received as a director, trustee or member of a committee of the Board during the calendar year 2001.

----------------------------------------------------------------------------------
  Trustee Name and      For Fiscal Year Ended    For Calendar Year Ended12/31/01
     Other Fund
    Position(s)
  (as applicable)             07/31/02
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
                       Aggregate    Retirement     Estimated          Total
                                                                  Compensation
                                                     Annual         From All
                                                   Retirement      Oppenheimer
                                                 Benefits Paid   Funds For Which
                                     Benefits    at Retirement     Individual
                                    Accrued as      from all        Serves As
                     Compensation  Part of Fund  Board I Funds  Trustee/Director
                      from Fund1     Expenses     (33 Funds) 2     (33 Funds)
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Leon Levy                 $0            $7          $137,560        $173,700
Chairman
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Robert G. Galli           $0            $20         $32,7662        $202,8863
Study Committee
Member
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Phillip Griffiths         $0            $5           $6,803          $54,889
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Benjamin Lipstein         $0            $0          $118,911        $150,152
Study Committee
Chairman, Audit
Committee Member
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Joel W. Motley4           $0            $0             $0              $0
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Elizabeth         B.      $0            $26         $52,348         $105,760
Moynihan
Study Committee
Member
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Kenneth A. Randall        $0            $16         $76,827          $97,012
Audit Committee
Chairman
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Edward V. Regan           $0            $27         $42,748          $95,960
Proxy Committee
Chairman, Audit
Committee Member
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Russell S.                $0            $17         $46,197          $71,792
Reynolds, Jr.
Proxy Committee
Member
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Donald Spiro              $0            $6           $3,625          $64,080
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Clayton K. Yeutter        $0            $13         $31,982          $71,792
Proxy Committee
Member
----------------------------------------------------------------------------------
1.    Aggregate  compensation  from the Fund  includes fees and deferred compensation,  if any. No trustee fee expenses  were accrued to the Fund during its last fiscal year for any Trustee.
2.    Estimated annual  retirement  benefits paid at retirement is based on a straight  life  payment  plan  election.  The amount for Mr.  Galli
   includes   $14,818   for   serving  as  a  trustee  or  director  of  10
   Oppenheimer funds that are not Board I Funds.
3.    Includes  $97,126 for Mr. Galli for serving as trustee or director of 10 Oppenheimer funds that are not Board I Funds.
4.    Appointed to the Board on October 10, 2002 and  therefore  did not receive any compensation.

|X|   Retirement Plan for Trustees. The Fund has adopted a retirement plan that provides for payments to retired Independent Trustees.
Payments are up to 80% of the average compensation paid during a
Trustee's five years of service in which the highest compensation was received. A Trustee must serve as trustee for any of the Board I Funds for at least 15 years to be eligible for the maximum payment. Each
Trustee's retirement benefits will depend on the
amount of the Trustee's future compensation and length of service.
Therefore the amount of those benefits cannot be determined at this time, nor can we estimate the number of years of credited service that will be used to determine those benefits.

|X|   Deferred Compensation Plan for Trustees. The Board of Trustees
has adopted a Deferred Compensation Plan for disinterested trustees that enables them to elect to defer receipt of all or a portion of the annual fees they are entitled to receive from the Fund. Under the plan, the compensation deferred by a Trustee is periodically adjusted as though an equivalent amount had been invested in shares of one or more
Oppenheimer funds selected by the Trustee. The amount paid to the
Trustee under the plan is determined based upon the performance of the selected funds.

      Deferral of Trustees' fees under the plan will not materially affect the Fund's assets, liabilities or net income per share. The plan will not obligate the Fund to retain the services of any Trustee or to pay any particular level of compensation to any Trustee. Pursuant to an
Order issued by the Securities and Exchange Commission, the Fund may
invest in the funds selected by the Trustee under the plan without shareholder approval for the limited purpose of determining the value of the Trustee's deferred fee account.

|X|   Major Shareholders. As of August 29, 2002, the only persons who owned of record or who were known by the Fund to own of record 5% or more of the Fund's outstanding Class A, Class B, Class C, Class N and
Class Y shares were:

      RPSS TR UMG Manufacturing & Logistics Inc 401K, Attn: Angela M.
      Jones, 700 S. Battleground Ave., Grover, NC 28073-9541, which owned 95,853.649 Class A shares (15.11% of the Class A shares then outstanding).

      RPSS TR Robert N. Milling MD FBO Robert N. Milling, 230 Berry
      Tree Ln, Columbia, SC, 28223-7457, which owned 46,027.821 Class A shares (7.25% of the Class A shares then outstanding).

      Sterling Trust Company CUST FBO Caddick Construction CO 401K PSP,
      Metro Center, 1 Station Pl., Stamford, CT 06902-6800, which owned
      3,297.548 Class N shares (27.03% of the Class N shares then outstanding).

      RPSS TR Talaris Systems Inc., 401(K) Plan, Attn: Gail McBeth, PO
      Box 261580, San Diego, CA 92196-1580, which owned 6,865.756 Class
      N shares (56.29% of the Class N shares then outstanding).

      Persumma Financial Services, 275 Grove St., Auburndale, MA
      02466-2272, which owned 17,487.845 Class Y shares (99.43% of the
      Class Y shares then outstanding).

The Manager. The Manager is wholly-owned by Oppenheimer Acquisition
Corp., a holding company controlled by Massachusetts Mutual Life
Insurance Company.

|X|   Code of Ethics. The Fund, the Manager, the Sub-Advisor and the
Distributor have a Code of Ethics. It is designed to detect and prevent improper personal trading by certain employees, including portfolio managers, that would compete with or take advantage of the Fund's portfolio transactions. Covered persons include persons with knowledge of the investments and investment intentions of the Fund and other funds advised by the Manager. The
Code of Ethics does permit personnel subject to the Code to invest in securities, including securities that may be purchased or held by the
Fund, subject to a number of restrictions and controls. Compliance with the Code of Ethics is carefully monitored and enforced by the Manager.

      The Code of Ethics is an exhibit to the Fund's registration statement filed with the Securities and Exchange Commission and can be reviewed and copied at the SEC's Public Reference Room in Washington,
D.C. You can obtain information about the hours of operation of the
Public Reference Room by calling the SEC at 1.202.942.8090. The Code of
Ethics can also be viewed as part of the Fund's registration statement on the SEC's EDGAR database at the SEC's Internet website at
www.sec.gov Copies may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address:
publicinfo@sec.gov., or by writing to the SEC's Public Reference
Section, Washington, D.C. 20549-0102.

|X|   The Investment Advisory Agreement.  The Manager provides
investment advisory and management services to the Fund under an investment advisory agreement between the Manager and the Fund. The
Manager handles the Fund's day-to-day business, and the agreement permits the Manager to enter into sub-advisory agreements with other registered investment advisors to obtain specialized services for the
Fund, as long as the Fund is not obligated to pay any additional fees for those services. The Manager has retained the Sub-Advisor pursuant to a separate Sub-Advisory Agreement, described below, under which the
Sub-Advisor buys and sells portfolio securities for the Fund. The members of the portfolio management team of the Fund are employed by the Sub-Advisor and are the persons principally responsible for the day-to-day management of the Fund's portfolio, as described below.

      Under the investment advisory agreement, the Fund pays the
Manager an annual fee in monthly installments, based on the average daily net assets of the Fund. That fee is described in the prospectus.

    The investment advisory agreement between the Fund and the Manager requires the Manager, at its expense, to provide the Fund with adequate office space, facilities and equipment. It also requires the Manager to provide and supervise the activities of all administrative and clerical personnel required to provide effective administration for the Fund.
Those responsibilities include the compilation and maintenance of records with respect to its operations, the preparation and filing of specified reports, and composition of proxy materials and registration statements for continuous public sale of shares of the Fund.

      The Fund pays expenses not expressly assumed by the Manager under the advisory agreement. The advisory agreement lists examples of expenses paid by the Fund. The major categories relate to calculation of the Fund's net asset values per share, interest, taxes, brokerage commissions, fees to certain Trustees, legal and audit expenses, custodian and transfer agent expenses, share issuance costs, certain printing and registration costs and non-recurring expenses, including litigation costs. The management fees paid by the Fund to the Manager are calculated at the rates described in the Prospectus, which are applied to the assets of the Fund as a whole. The fees are allocated to each class of shares based upon the relative proportion of the Fund's net assets represented by that class.

------------------------------------------------------
Fiscal   Year   ended     Management Fees Paid to
7/31:                     OppenheimerFunds, Inc.
------------------------------------------------------
------------------------------------------------------
        20001                     $31,905
------------------------------------------------------
------------------------------------------------------
        2001                      $59,463
------------------------------------------------------
------------------------------------------------------
        2002                      $59,119
------------------------------------------------------
1.    For the period from 9/1/99 (commencement of operations) to
              7/31/00.

      The investment advisory agreement states that in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or reckless disregard of its obligations and duties under the investment advisory agreement, the Manager is not liable for any loss the Fund sustains for any investment, adoption of any investment policy, or the purchase, sale or retention of any security.

      The agreement permits the Manager to act as investment advisor for any other person, firm or corporation and to use the names
"Oppenheimer" and "Trinity" in connection with other investment companies for which it may act as investment advisor or general distributor. If the Manager shall no longer act as investment advisor to the Fund, the Manager may withdraw the right of the Fund to use the names "Oppenheimer" or "Trinity" as part of its name.

|X|   Annual Approval of Investment Advisory Agreement. Each year, the
Board of Trustees, including a majority of the Independent Trustees is required to approve the renewal of the investment advisory agreement.
The Investment Company Act requires that the Board request and evaluate and the Manager provide such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.  The Board employs an independent consultant to prepare a report that provides such information as the Board requested for this purpose.

      The Board also receives information about the 12b-1 distribution fees the Fund pays.  These distribution fees are reviewed and approved at a different time of the year.

      The Board reviewed the foregoing information in arriving at its decision to renew the investment advisory agreement.  Among other factors, the Board considered:
o     The nature, cost, and quality of the services provided to the
         Fund and its shareholders;
o     The profitability of the Fund to the Manager;
o     The investment performance of the Fund in comparison to regular market indices
o     Economies of scale that may be available to the Fund from the
         Manager;
o     Fees paid by other mutual funds for similar services;
o     The value and quality of any other benefits or services received by the Fund from its relationship with the Manager, and
o     The direct and indirect benefits the Manager received from its relationship with the Fund.  These included services provided by the Distributor and the Transfer Agent, and brokerage and soft dollar arrangements permissible under Section 28(e) of the Securities Exchange Act.

      The Board considered that the Manager must be able to pay and retain high quality personnel at competitive rates to provide services to the Fund.  The Board also considered that maintaining the financial viability of the Manager is important so that the Manager will be able to continue to provide quality services to the Fund and its
shareholders in adverse times.  The Board also considered the investment performance of other mutual funds advised by the Manager.
The Board is aware that there are alternatives to the use of the
Manager.

      These matters were also considered by the Independent Trustees meeting separately from the full Board with experienced Counsel to the
Fund who assisted the Board in its deliberations.  The Fund's Counsel is independent of the Manager within the meaning and intent of the SEC
Rules regarding the independence of counsel.

      In arriving at a decision, the Board did not single out any one factor or group of factors as being more important than other factors, but considered all factors together.  The Board judged the terms and conditions of the investment advisory agreement, including the investment advisory fee, in light of all of the surrounding
circumstances. The Board engages in a similar analysis and approval process with respect to the Sub-Advisory Agreement.

The Sub-Advisor. The Sub-Advisor is a wholly-owned subsidiary of
Oppenheimer Acquisition Corp., a holding company controlled by
Massachusetts Mutual Life Insurance Company. The Manager and the
Sub-Advisor are affiliates.

      The Sub-Advisory Agreement. Under the Sub-Advisory Agreement
between the Manager and the Sub-Advisor, the Sub-Advisor shall regularly provide investment advice with respect to the Fund and invest and reinvest cash, securities and the property comprising the assets of the Fund. Under the Sub-Advisory Agreement, the Sub-Advisor agrees not to change the portfolio management team of the Fund without the written approval of the Manager. The Sub-Advisor also agrees to provide assistance in the distribution and marketing of the Fund.

      Under the Sub-Advisory Agreement, the Manager pays the
Sub-Advisor an annual fee in monthly installments, based on the average daily net assets of the Fund. The fee paid to the Sub-Advisor under the
Sub-Advisory Agreement is paid by the Manager, not by the Fund. The fee declines on additional assets as the Fund grows: 0.25% of the first
$150 million of average annual net assets of the Fund; 0.17% of the next $350 million; and 0.14% of average annual net assets in excess of
$500 million.

      The Sub-Advisory Agreement states that in the absence of willful misfeasance, bad faith, negligence or reckless disregard of its duties or obligations, the Sub-Advisor shall not be liable to the Manager for any act or omission in the course of or connected with rendering services under
the Sub-Advisory Agreement or for any losses that may be sustained in the purchase, holding or sale of any security.

Brokerage Policies of the Fund

Brokerage Provisions of the Investment Advisory Agreement and the
Sub-Advisory Agreement. One of the duties of the Sub-Advisor under the
Sub-Advisory Agreement is to arrange the portfolio transactions for the
Fund. The Fund's investment advisory agreement with the Manager and the
Sub-Advisory Agreement contain provisions relating to the employment of broker-dealers to effect the Fund's portfolio transactions. The Manager and the Sub-Advisor are authorized to employ broker-dealers, including
"affiliated" brokers, as that term is defined in the Investment Company
Act. They may employ broker-dealers that, in their best judgment based on
all relevant factors, will implement the policy of the Fund to obtain, at reasonable expense, the "best execution" of the Fund's portfolio transactions. Among other things, "best execution" means prompt and reliable execution at the most favorable price obtainable.

      The  Manager  and  the  Sub-Advisor   need  not  seek  competitive
commission  bidding.  However,  they  are  expected  to be  aware of the current rates of eligible  brokers and to minimize the commissions  paid to the extent  consistent with the interests and policies of the Fund as established by its Board of Trustees.

      The Manager and the Sub-Advisor may select brokers (other than affiliates) that provide brokerage and/or research services for the
Fund and/or the other accounts over which the Manager, the Sub-Advisor or their respective affiliates have investment discretion. The commissions paid to such brokers may be higher than another qualified broker would charge, if the Manager or Sub-Advisor, as applicable, makes a good faith determination that the commission is fair and reasonable in relation to the services provided. Subject to those considerations, as a factor in selecting brokers for the Fund's portfolio transactions, the Manager and the Sub-Advisor may also consider sales of shares of the Fund and other investment companies for which the Manager or an affiliate serves as investment advisor.

    The Sub-Advisory Agreement permits the Sub-Advisor to enter into
"soft-dollar" arrangements through the agency of third parties to obtain services for the Fund. Pursuant to these arrangements, the
Sub-Advisor will undertake to place brokerage business with
broker-dealers who pay third parties that provide services. Any such
"soft-dollar" arrangements will be made in accordance with policies adopted by the Board of the Trustees and in compliance with applicable law.

Brokerage Practices Followed by the Manager. Brokerage for the Fund is
allocated subject to the provisions of the investment advisory agreement and the Sub-Advisory Agreement and the procedures and rules described above. Generally, the Sub-Advisor's portfolio traders allocate brokerage based upon recommendations from the Fund's portfolio management team. In certain instances, the team may directly place trades and allocate brokerage. In either case, the Sub-Advisor's executive officers supervise the allocation of brokerage.

      Transactions in securities other than those for which an exchange is the primary market are generally done with principals or market makers. In transactions on foreign exchanges, the Fund may be required to pay fixed brokerage commissions and therefore would not have the benefit of negotiated commissions available in U.S. markets. Brokerage commissions are paid primarily for transactions in listed securities or for certain fixed-income agency transactions in the secondary market.
Otherwise brokerage commissions are paid only if it appears likely that a better price or execution can be obtained by doing so.

      The Sub-Advisor serves as investment manager to a number of clients, including other investment companies, and may in the future act as investment manager or advisor to others. It is the practice of the Sub-Advisor to allocate purchase or sale transactions among the
Fund and other clients whose assets it manages in a manner it deems equitable. In making those allocations, the Sub-Advisor considers several main factors, including the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held and the opinions of the persons responsible for managing the portfolio of the Fund and other client's accounts.
      When orders to purchase or sell the same security on identical terms are placed by more than one of the funds and/or other advisory accounts managed by the Sub-Advisor or its affiliates, the transactions are generally executed as received, although a fund or advisory account that does not direct trades to a specific broker (these are called
"free trades") usually will have its order executed first. Orders placed by accounts that direct trades to a specific broker will generally be executed after the free trades. All orders placed on behalf of the Fund are considered free trades. However, having an order placed first in the market does not necessarily guarantee the most favorable price. Purchases are combined where possible for the purpose of negotiating brokerage commissions. In some cases that practice might have a detrimental effect on the price or volume of the security in a particular transaction for the Fund.

    Purchases of portfolio securities from underwriters include a commission or concession paid by the issuer to the underwriter.
Purchases from dealers include a spread between the bid and asked prices. The Fund seeks to obtain prompt execution of these orders at the most favorable net price.

    The investment advisory agreement and the Sub-Advisory agreement permit the Manager and the Sub-Advisor to allocate brokerage for research services. The research services provided by a particular broker may be useful only to one or more of the advisory accounts of the Sub-Advisor and its affiliates. The investment research received for the commissions of those other accounts may be useful both to the
Fund and one or more of the Sub-Advisor's other accounts. Investment research may be supplied to the Sub-Advisor by a third party at the instance of a broker through which trades are placed.

    Investment research services include information and analysis on particular companies and industries as well as market or economic trends and portfolio strategy, market quotations for portfolio evaluations, information systems, computer hardware and similar products and services. If a research service also assists the
Sub-Advisor in a non-research capacity (such as bookkeeping or other administrative functions), then only the percentage or component that provides assistance to the Sub-Advisor in the investment
decision-making process may be paid in commission dollars.

    The research services provided by brokers broadens the scope and supplements the research activities of the Sub-Advisor. That research provides additional views and comparisons for consideration, and helps the Sub-Advisor to obtain market information for the valuation of securities that are either held in the Fund's portfolio or are being considered for purchase. The Sub-Advisor provides information to the
Manager and the Board about the commissions paid to brokers furnishing such services, together with the Sub-Advisor's representation that the amount of such commissions was reasonably related to the value or benefit of such services.

---------------------------------------------------------------------------
       Fiscal Year Ended 7/31         Total Brokerage Commissions Paid by
                                                   the Fund1
---------------------------------------------------------------------------
---------------------------------------------------------------------------
                20002                               $11,767
---------------------------------------------------------------------------
---------------------------------------------------------------------------
                2001                                $12,631
---------------------------------------------------------------------------
---------------------------------------------------------------------------
                2002                                $15,2223
---------------------------------------------------------------------------
1.    Amounts do not include spreads or commissions on principal transactions on a net trade basis.
2.    For the period from 9/1/99 (commencement of operations) to
      7/31/00.
3.    In the fiscal year ended 7/31/02, the amount of transactions directed to brokers for research services was $1,020,207 and the amount of the commissions paid to broker-dealers for those services was $1,304.
Distribution and Service Plans

The Distributor. Under its General Distributor's Agreement with the
Fund, the Distributor acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares. The
Distributor bears the expenses normally attributable to sales, including advertising and the cost of printing and mailing
prospectuses, other than those furnished to existing shareholders. The
Distributor is not obligated to sell a specific number of shares.
Expenses normally attributable to sales are borne by the Distributor.

      The sales charges and concessions paid to, or retained by, the
Distributor from the sale of shares during the Fund's three most recent fiscal years, and the contingent deferred sales charges retained by the
Distributor on the redemption of shares for the most recent fiscal year are shown in the tables below.

-------------------------------------------
Fiscal    Aggregate        Class A
                           Front-End
Year      Front-End Sales  Sales Charges
Ended     Charges on       Retained by
7/31:     Class A Shares   Distributor1
-------------------------------------------
-------------------------------------------
  20002       $34,708          $11,659
-------------------------------------------
-------------------------------------------
  2001        $33,260          $5,965
-------------------------------------------
-------------------------------------------
  2002        $31,551          $8,155
-------------------------------------------
1.    Includes amounts retained by a broker-dealer  that is an affiliate or a parent of the Distributor.
2.    For  the  period  from  9/1/99  (commencement  of  operations)  to
    7/31/00.

-----------------------------------------------------------------------------
Fiscal    Concessions on   Concessions on   Concessions on  Concessions on
Year      Class A Shares   Class B Shares   Class C Shares  Class N Shares
Ended     Advanced by      Advanced by      Advanced by     Advanced by
7/31:     Distributor1     Distributor1     Distributor1    Distributor1
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
  20002       $11,312          $33,629          $7,704            N/A
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
  2001        $15,801          $24,148          $9,720           None3
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
  2002         $3,739          $36,102          $7,408           $3,449
-----------------------------------------------------------------------------
1.    The  Distributor  advances  concession  payments  to  dealers  for certain  sales of Class A shares  and for  sales of Class B,  Class C and Class N shares from its own resources at the time of sale.
2.    For  the  period  from  9/1/99  (commencement  of  operations)  to
   7/31/00.
3.    The inception date of Class N shares was 3/1/01.

-----------------------------------------------------------------------------
Fiscal    Class A          Class B          Class C          Class N
          Contingent       Contingent       Contingent       Contingent
Year      Deferred Sales   Deferred Sales   Deferred Sales   Deferred Sales
Ended     Charges          Charges          Charges          Charges
7/31      Retained by      Retained by      Retained by      Retained by
          Distributor      Distributor      Distributor      Distributor
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
  2002          $694            $5,866            $236            None
-----------------------------------------------------------------------------

Distribution and Service Plans. The Fund has adopted a Service Plan for
Class A shares and Distribution and Service Plans for Class B, Class C
and Class N shares under Rule 12b-1 of the Investment Company Act.
Under those plans the Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class. Each plan has been approved by a vote of the Board of Trustees, including a
majority of the Independent Trustees2, cast in person at a meeting called for the purpose of voting on that plan.

         Under the plans, the Manager and the Distributor may make
payments to affiliates, in their sole discretion, from time to time, may use their own resources (at no direct cost to the fund) to make payments to brokers, dealers or other financial institutions for distribution and administrative services they perform. The Manager may use its profits from the advisory fee it receives from the Fund. In their sole discretion, the Distributor and the Manager may increase or decrease the amount of payments they make from their own resources to plan recipients.

      Unless a plan is terminated as described below, the plan
continues in effect from year to year but only if the Fund's Board of
Trustees and its Independent Trustees specifically vote annually to approve its continuance. Approval must be by a vote cast in person at a meeting called for the purpose of voting on continuing the plan. A plan may be terminated at any time by the vote of a majority of the
Independent Trustees or by the vote of the holders of a "majority" (as defined in the Investment Company Act) of the outstanding shares of that class.

      The Board of Trustees and the Independent Trustees must approve all material amendments to a plan. An amendment to increase materially the amount of payments to be made under a plan must be approved by shareholders of the class affected by the amendment. Because Class B shares of the Fund automatically convert into Class A shares after six
(6) years, the Fund must obtain the approval of both Class A and Class
B shareholders for a proposed material amendment to the Class A Plan that would materially increase payments under the Plan. That approval must be by a "majority" (as defined in the Investment Company Act) of the shares of each class, voting separately by class.

      While the Plans are in effect, the Treasurer of the Fund shall provide separate written reports on the plans to the Board of Trustees at least quarterly for its review. The Reports shall detail the amount of all payments made under a plan and the purpose for which the payments were made. Those reports are subject to the review and approval of the Independent Trustees.

      Each Plan states that while it is in effect, the selection and nomination of those Trustees of the Fund who are not "interested persons" of the Fund is committed to the discretion of the Independent
Trustees. This does not prevent the involvement of others in the selection and nomination process as long as the final decision as to selection or nomination is approved by a majority of the Independent
Trustees.

      Under the plans for a class, no payment will be made to any recipient in any quarter in which the aggregate net asset value of all
Fund shares of that class held by the recipient for itself and its customers does not exceed a minimum amount, if any, that may be set from time to time by a majority of the Independent Trustees. The Board of Trustees has set no minimum amount of assets to qualify for payments under the plans.

|X|   Class A Service Plan Fees. . Under the Class A service plan, the
Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions (they are referred to as "recipients") for personal services and account maintenance services they provide for their customers who hold Class A shares. The services include, among others, answering customer inquiries about the Fund, assisting in establishing and maintaining
accounts in the Fund, making the Fund's investment plans available and providing other services at the request of the Fund or the Distributor.
The Class A service plan permits reimbursements to the Distributor at a rate of up to 0.25% of average annual net assets of Class A shares. The
Board has set the rate at that level. While the plan permits the Board to authorize payments to the Distributor to reimburse itself for services under the plan, the Board has not yet done so. The Distributor makes payments to plan recipients quarterly at an annual rate not to exceed 0.25% of the average annual net assets consisting of Class A shares held in the accounts of the recipients or their customers.

      With respect to purchases of Class A shares subject to a
contingent deferred sales charge by certain retirement plans that purchased such shares prior to March 1, 2001 ("grandfathered retirement accounts"), the Distributor currently intends to pay the service fee to
Recipients in advance for the first year after the shares are purchased.  After the first year shares are outstanding, the
Distributor makes service fee payments to Recipients quarterly on those shares.  The advance payment is based on the net asset value of shares sold.  Shares purchased by exchange do not qualify for the advance service fee payment. If Class A shares purchased by grandfathered retirement accounts are redeemed during the first year after their purchase, the Recipient of the service fees on those shares will be obligated to repay the Distributor a pro rata portion of the advance payment of the service fee made on those shares.

      For the fiscal year ended July 31, 2002,  payments  made under the
Class A Plan  totaled  $10,327 all of which was paid by the  Distributor
to   recipients   that  included  $383  paid  to  an  affiliate  of  the
Distributor's parent company. Any unreimbursed  expenses the Distributor incurs  with  respect  to Class A shares in any  fiscal  year  cannot be recovered in  subsequent  years.  The  Distributor  may not use payments received  under  the Class A Plan to pay any of its  interest  expenses, carrying charges, or other financial costs, or allocation of overhead.

|X|   Class B, Class C and Class N Service and Distribution Plan Fees.
Under each plan, service fees and distribution fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period.  The Class B, Class C and Class N plans provide for the
Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the
Fund under the plan during the period for which the fee is paid.  The types of services that recipients provide are similar to the services provided under the Class A service plan, described above.

      Each Plan permits the Distributor to retain both the asset-based sales charges and the service fees or to pay recipients the service fee on a quarterly basis, without payment in advance.  However, the
Distributor currently intends to pay the service fee to recipients in advance for the first year after Class B, Class C and Class N shares are purchased.  After the first year Class B, Class C or Class N shares are outstanding, after their purchase, the Distributor makes service fee payments quarterly on those shares.  The advance payment is based on the net asset value of shares sold. Shares purchased by exchange do not qualify for the advance service fee payment. If Class B, Class C or
Class N shares are redeemed during the first year after their purchase, the recipient of the service fees on those shares will be obligated to repay the Distributor a pro rata portion of the advance payment of the service fee made on those shares. In cases where the Distributor is the broker of record for Class B, Class C and Class N shares, i.e.
shareholders without the services of a broker directly invest in the
Fund, the Distributor will retain the asset-based sales charge and service fee for Class B, Class C and Class N shares.

      The asset-based sales charge and service fees increase Class B and Class C expenses by 1.00% and the asset-based sales charge and service fees increases Class N expenses by 0.50% of the net assets per year of the respective class.
      The Distributor retains the asset-based sales charge on Class B and Class N shares. The Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. It pays the asset-based sales charge as an ongoing concession to the recipient on Class C shares outstanding for a year or more. If a dealer has a special agreement with the Distributor, the
Distributor will pay the Class B, Class C or Class N service fee and the asset-based sales charge to the dealer quarterly in lieu of paying the sales concessions and service fee in advance at the time of purchase.

      The asset-based sales charges on Class B, Class C and Class N shares allow investors to buy shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares. The Fund pays the asset-based sales charges to the Distributor for its services rendered in distributing Class B, Class C and Class N shares. The payments are made to the Distributor in recognition that the Distributor:
o     pays sales concessions to authorized brokers and dealers at the time of sale and pays service fees as described above,
o     may finance payment of sales concessions and/or the advance of the service fee payment to recipients under the plans, or may provide such financing from its own resources or from the
         resources of an affiliate,
o     employs personnel to support distribution of Class B, Class C and
         Class N shares, and
o     bears the costs of sales literature, advertising and prospectuses
         (other than those furnished to current shareholders) and state
         "blue sky" registration fees and certain other distribution expenses,
o     may not be able to adequately compensate dealers that sell Class
         B, Class C and Class N shares without receiving payment under the plans and therefore may not be able to offer such Classes for sale absent the plans,
o     receives payments under the plans consistent with the service fees and asset-based sales charges paid by other
         non-proprietary funds that charge 12b-1 fees,
o     may use the payments under the plan to include the Fund in various third-party distribution programs that may increase sales of Fund shares,
o     may experience increased difficulty selling the Fund's shares if payments under the plan are discontinued because most
         competitor funds have plans that pay dealers for rendering distribution services as much or more than the amounts
         currently being paid by the Fund, and
o     may not be able to continue providing, at the same or at a lesser cost, the same quality distribution sales efforts and
         services, or to obtain such services from brokers and dealers, if the plan payments were to be discontinued.

      The Distributor's actual expenses in selling Class B, Class C and
Class N shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and from the Fund under the plans. If either the Class B, Class C or Class N plan is terminated by the Fund, the Board of Trustees may allow the
Fund to continue payments of the asset-based sales charge to the
Distributor for distributing shares before the plan was terminated.

---------------------------------------------------------------------------------
      Distribution Fees Paid to the Distributor for the Year Ended 7/31/02
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class:        Total          Amount         Distributor's       Distributor's
                                                                Unreimbursed
                                            Aggregate           Expenses as %
              Payments       Retained by    Unreimbursed        of Net Assets
              Under Plan     Distributor    Expenses Under Plan of Class
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class B Plan     $17,349        $14,8301          $79,750            4.51%
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class C Plan     $13,478        $5,2232           $26,130            1.95%
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class N Plan       $355           $355            $5,642             6.86%
---------------------------------------------------------------------------------
1.    Includes  $320 paid to an  affiliate of the  Distributor's  parent company.
2.    Includes  $48 paid to an  affiliate  of the  Distributor's  parent company.

    All payments under the Class B, Class C and Class N plans are subject to the limitations imposed by the Conduct Rules of the National
Association of Securities Dealers, Inc. on payments of asset-based sales charges and service fees.

Performance of the Fund

Explanation of Performance Terminology. The Fund uses a variety of terms to illustrate its investment performance. Those terms include
"cumulative total return," "average annual total return," "average annual total return at net asset value" and "total return at net asset value." An explanation of how total returns are calculated is set forth below. You can obtain current performance information by calling the
Fund's Transfer Agent at 1.800.CALL.OPP or by visiting the
OppenheimerFunds Internet website at http://www.oppenheimerfunds.com.

      The Fund's illustrations of its performance data in
advertisements must comply with rules of the Securities and Exchange
Commission. Those rules describe the types of performance data that may be used and how it is to be calculated. In general, any advertisement by the Fund of its performance data must include the average annual total returns for the advertised class of shares of the Fund. Those returns must be shown for the 1-, 5- and 10-year periods (or the life of the class, if less) ending as of the most recently ended calendar quarter prior to the publication of the advertisement (or its submission for publication).

      Use of standardized performance calculations enables an investor to compare the Fund's performance to the performance of other funds for the same periods. However, a number of factors should be considered before using the Fund's performance information as a basis for comparison with other investments:

o     Total returns measure the performance of a hypothetical account in the Fund over various periods and do not show the performance of each shareholder's account. Your account's performance will vary from the model performance data if your dividends are received in cash, or you buy or sell shares during the period, or you bought your shares at a different time and price than the shares used in the model.
o     An investment in the Fund is not insured by the FDIC or any other government agency.

o     The Fund's performance returns do not reflect the effect of taxes on dividends and capital gains distributions.
o     The principal value of the Fund's shares and total returns are not guaranteed and normally will fluctuate on a daily basis.
o     When an investor's shares are redeemed, they may be worth more or less than their original cost.
o     Total returns for any given past period represent historical performance information and are not, and should not be considered, a prediction of future returns.

      The performance of each class of shares is shown separately, because the performance of each class of shares will usually be different. That is because of the different kinds of expenses each class bears. The total returns of each class of shares of the Fund are affected by market conditions, the quality of the Fund's investments, the maturity of debt investments, the types of investments the Fund holds, and its operating expenses that are allocated to the particular class.

|X|   Total Return Information. There are different types of "total returns" to measure the Fund's performance. Total return is the change in value of a hypothetical investment in the Fund over a given period, assuming that all dividends and capital gains distributions are reinvested in additional shares and that the investment is redeemed at the end of the period. Because of differences in expenses for each class of shares, the total returns for each class are separately measured. The cumulative total return measures the change in value over the entire
period (for example, ten years). An average annual total return shows the average rate of return for each year in a period that would produce the cumulative total return over the entire period. However, average annual total returns do not show actual year-by-year performance. The
Fund uses standardized calculations for its total returns as prescribed by the SEC. The methodology is discussed below.

      In calculating total returns for Class A shares, the current maximum sales charge of 5.75% (as a percentage of the offering price)
is deducted from the initial investment ("P") (unless the return is shown without sales charge, as described below). For Class B shares, payment of the applicable contingent deferred sales charge is applied, depending on the period for which the return is shown: 5.0% in the first year, 4.0% in the second year, 3.0% in the third and fourth years, 2.0% in the fifth year, 1.0% in the sixth year and none thereafter. For Class C shares, the 1.0% contingent deferred sales charge is deducted for returns for the one-year period. For Class N shares, the 1.0% contingent deferred sales charge is deducted for returns for the one-year period, and total returns for the periods prior to 03/01/02 (the inception date for Class N shares) is based on the Fund's Class A returns, adjusted to reflect the higher Class N
12b-1 fees. There is no sales charge on Class Y shares.

o     Average Annual Total Return. The "average annual total return" of each class is an average annual compounded rate of return for each year in a specified number of years. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n" in the formula) to achieve an Ending Redeemable Value ("ERV" in the formula) of that investment, according to the following formula:

ERV   l/n - 1  Average Annual Total
               Return
  P

o     Average Annual Total Return (After Taxes on Distributions). The
"average annual total return (after taxes on distributions)" of Class A shares is an average annual compounded rate of return for each year in a specified number of years, adjusted to show the effect of federal taxes (calculated using the highest individual marginal federal income tax rates in effect on any reinvestment date) on any distributions made by the Fund during the specified period. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000
("P" in the formula below) held for a number of years ("n" in the formula) to achieve an ending value ("ATVD" in the formula) of that investment, after taking into account the effect of taxes on Fund distributions, but not on the redemption of Fund shares, according to the following formula:

           - 1 = Average Annual Total Return (After Taxes on
ATVD   l/n     Distributions)
---
  P

o     Average Annual Total Return (After Taxes on Distributions and
Redemptions).  The "average annual total return (after taxes on distributions and redemptions)" of Class A shares is an average annual compounded rate of return for each year in a specified number of years, adjusted to show the effect of federal taxes (calculated using the highest individual marginal federal income tax rates in effect on any reinvestment date) on any distributions made by the Fund during the specified period and the effect of capital gains taxes or capital loss tax benefits (each calculated using the highest federal individual capital gains tax rate in effect on the redemption date) resulting from the redemption of the shares at the end of the
period. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below)
held for a number of years ("n" in the formula) to achieve an ending value ("ATVDR" in the formula) of that investment, after taking into account the effect of taxes on fund distributions and on the redemption of Fund shares, according to the following formula:

ATVDR       - 1  = Average Annual Total Return (After Taxes on Distributions
---
l/n              and Redemption)
  P

o     Cumulative Total Return. The "cumulative total return"
calculation measures the change in value of a hypothetical investment of $1,000 over an entire period of years. Its calculation uses some of the same factors as average annual total return, but it does not average the rate of return on an annual basis. Cumulative total return is determined as follows:

 ERV - P   = Total Return
-----------
    P

o     Total Returns at Net Asset Value. From time to time the Fund may also quote a cumulative or an average annual total return "at net asset value" (without deducting sales charges) for Class A, Class B, Class C or Class N shares.  There is no sales charge on Class Y shares. Each is based on the difference in net asset value per share at the beginning and the end of the period for a hypothetical investment in that class of shares (without considering front-end or contingent deferred sales charges) and takes into consideration the reinvestment of dividends and capital gains distributions.

----------------------------------------------------------------
    The Fund's Total Returns for the Periods Ended 07/31/02
----------------------------------------------------------------
----------------------------------------------------------------
Class of  Cumulative           Average Annual Total Returns
          Total    Returns
          (10   Years   or
 Shares   Life of Class)
----------------------------------------------------------------
----------------------------------------------------------------
                                 1-Year            5-Year
                                                 (or life of
                                                   class)
----------------------------------------------------------------
----------------------------------------------------------------
          After    Without  After    Without  After    Without
          Sales    Sales    Sales    Sales    Sales    Sales
          Charge   Charge   Charge   Charge   Charge   Charge
----------------------------------------------------------------
----------------------------------------------------------------
Class A   -35.80%1 -31.88%1 -27.01%  -22.55%  -14.09%1 -12.33%1
----------------------------------------------------------------
----------------------------------------------------------------
Class B   -35.52%1 -33.53%1 -26.91%  -23.06%  -13.97%1 -13.07%1
----------------------------------------------------------------
----------------------------------------------------------------
Class C   -33.40%1 -33.40%1 -23.78%  -23.01%  -13.01%1 -13.01%1
----------------------------------------------------------------
----------------------------------------------------------------
Class N   -24.61%2 -23.85%2 -23.40%  -22.63%  -18.08%2 -17.49%2
----------------------------------------------------------------
----------------------------------------------------------------
Class Y1    N/A    -29.82%1   N/A    -22.14%    N/A    -11.43%1
----------------------------------------------------------------
1.    Inception date of Class A, Class B, Class C and Class Y: 09/01/99
2.    Inception date of Class N: 3/1/01

     ----------------------------------------------------------------------
         Average Annual Total Returns for Class A Shares1 (After Sales
                    Charge) For the Periods Ended 07/31/02
     ----------------------------------------------------------------------
     ----------------------------------------------------------------------
                                         1-Year              5-Year
                                                       (or life of class)
     ----------------------------------------------------------------------
     ----------------------------------------------------------------------
     After Taxes on Distributions        -27.01%            -14.12%1
     ----------------------------------------------------------------------
     ----------------------------------------------------------------------
     After Taxes on Distributions        -16.45%            -10.93%1
     and Redemption of Fund Shares
     ----------------------------------------------------------------------
     1. Inception date of Class A: 09/01/99

Other Performance Comparisons. The Fund compares its performance annually to that of an appropriate broadly-based market index in its
Annual Report to shareholders. You can obtain that information by contacting the Transfer Agent at the addresses or telephone numbers shown on the cover of this Statement of Additional Information. The
Fund may also compare its performance to that of other investments, including other mutual funds, or use rankings of its performance by independent ranking entities. Examples of these performance comparisons are set forth below.

|X|   Lipper Rankings. From time to time the Fund may publish the ranking of the performance of its classes of shares by Lipper, Inc.
Lipper is a widely-recognized independent mutual fund monitoring service. Lipper monitors the performance of regulated investment companies, including the Fund, and ranks their performance for various periods in categories based on investment styles.. The Lipper performance rankings are based on total returns that include the reinvestment of capital gain distributions and income dividends but do not take sales charges or taxes into consideration. Lipper also publishes "peer-group" indices of the performance of all mutual funds in a category that it monitors and averages of the performance of the funds in particular categories.

|X|   Morningstar  Rankings.  From time to time the Fund may publish the
star   ranking  of  the   performance   of  its  classes  of  shares  by
Morningstar,  Inc.,  an  independent  mutual  fund  monitoring  service.
Morningstar ranks mutual funds in their specialized  market sector.  The
Fund is included in the domestic stock funds category.

      Morningstar proprietary star rankings reflect historical
risk-adjusted total investment return. For each fund with at least a three-year history, Morningstar calculates a Morningstar Rating(TM)based on a Morningstar Risk-Adjusted Return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on
downward variations and rewarding consistent performance.   The top 10%
of funds in each category receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars, and the bottom 10% receive 1 star.  (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) The Overall
Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five-and 10-year (if applicable) Morningstar Rating metrics.

|X|   Performance Rankings and Comparisons by Other Entities and
Publications. From time to time the Fund may include in its
advertisements and sales literature performance information about the
Fund cited in newspapers and other periodicals such as The New York
Times, The Wall Street Journal, Barron's, or similar publications. That information may include performance quotations from other sources, including Lipper and Morningstar. The performance of the Fund's classes of shares may be compared in publications to the performance of various market indices or other investments, and averages, performance rankings or other benchmarks prepared by recognized mutual fund statistical services.

      Investors may also wish to compare the returns on the Fund's share classes to the return on fixed-income investments available from banks and thrift institutions. Those include certificates of deposit, ordinary interest-paying checking and savings accounts, and other forms of fixed or variable time deposits, and various other instruments such as Treasury bills. However, the Fund's returns and share prices are not guaranteed or insured by the FDIC or any other agency and will fluctuate daily, while bank depository obligations may be insured by the FDIC nd may provide fixed rates of return. Repayment of principal and payment of interest on Treasury securities is backed by the full faith and credit of the U.S. government.

      From time to time, the Fund may publish rankings or ratings of the Manager or Transfer Agent, and of the investor services provided by them to shareholders of the Oppenheimer funds, other than performance rankings of the Oppenheimer funds themselves. Those ratings or rankings of shareholder and investor services by third parties may include comparisons of their services to those provided by other mutual fund families selected by the rating or ranking services. They may be based upon the opinions of the rating or ranking service itself, using its research or judgment, or based upon surveys of investors, brokers, shareholders or others.

      From time to time the Fund may include in its advertisements and sales literature the total return performance of a hypothetical investment account that includes shares of the fund and other
Oppenheimer funds. The combined account may be part of an illustration of an asset allocation model or similar presentation. The account performance may combine total return performance of the fund and the total return performance of other Oppenheimer funds included in the account. Additionally, from time to time, the Fund's advertisements and sales literature may include, for illustrative or comparative purposes, statistical data or other information about general or specific market and economic conditions. That may include, for example,
o     information about the performance of certain securities or commodities markets or segments of those markets,
o     information about the performance of the economies of particular countries or regions,
o     the  earnings of  companies  included  in  segments of  particular industries, sectors, securities markets, countries or regions,
o     the  availability of different types of securities or offerings of securities,
o     information  relating  to the  gross  national  or gross  domestic product of the United States or other countries or regions,
o     comparisons  of various  market  sectors or indices to demonstrate performance, risk, or other characteristics of the Fund.

ABOUT your account

How to Buy Shares

Additional information is presented below about the methods that can be used to buy shares of the Fund. Appendix B contains more information about the special sales charge arrangements offered by the Fund, and the circumstances in which sales charges may be reduced or waived for certain classes of investors.

AccountLink.  When shares are purchased through AccountLink, each purchase must be at least $25. Effective November 1, 2002, for any new
Asset Builder Plan, each purchase through AccountLink must be at least
$50 and shareholders must invest at least $500 before an Asset Builder
    ---
Plan can be established on a new account. Accounts established prior to
November 1, 2001 will remain at $25 for additional purchases. Shares will be purchased on the regular business day the Distributor is instructed to initiate the Automated Clearing House ("ACH") transfer to buy the shares.  Dividends will begin to accrue on shares purchased with the proceeds of ACH transfers on the business day the Fund receives Federal Funds for the purchase through the ACH system before the close of The New York Stock Exchange. The Exchange normally loses at 4:00 P.M., but may close earlier on certain days.  If Federal Funds are received on a business day after the close of the Exchange, the shares will be purchased and dividends will begin to accrue on the next regular business day.  The proceeds of ACH transfers are normally received by the Fund three days after the transfers are initiated. If the proceeds of the ACH transfer are not received on a timely basis, the Distributor reserves the right to cancel the purchase order. The
Distributor and the Fund are not responsible for any delays in purchasing shares resulting from delays in ACH transmissions.

Reduced Sales Charges.  As discussed in the Prospectus, a reduced sales charge rate may be obtained for Class A shares under Right of
Accumulation and Letters of Intent because of the economies of sales efforts and reduction in expenses realized by the Distributor, dealers and brokers making such sales.  No sales charge is imposed in certain other circumstances described in Appendix B to this Statement of
Additional Information because the Distributor or dealer or broker incurs little or no selling expenses.

      |X|   Right of Accumulation. To qualify for the lower sales
charge rates that apply to larger purchases of Class A shares, you and your spouse can add together:
o     Class A and Class B shares you purchase for your individual accounts (including IRAs and 403(b) plans), or for your
            joint accounts, or for trust or custodial accounts on
            behalf of your children who are minors, and
o     Current purchases of Class A and Class B shares of the Fund and other Oppenheimer funds to reduce the sales charge rate
            that applies to current purchases of Class A shares, and
o     Class A and Class B shares of Oppenheimer funds you previously purchased subject to an initial or contingent deferred
            sales charge to reduce the sales charge rate for current
            purchases of Class A shares, provided that you still hold
            your investment in one of the Oppenheimer funds.

      A fiduciary can count all shares purchased for a trust, estate or other fiduciary account (including one or more employee benefit plans of the same employer) that has multiple accounts. The Distributor will add the value, at current offering price, of the shares you previously purchased and currently own to the value of current purchases to determine the sales charge rate that applies. The reduced sales charge will apply only to current purchases. You must request it when you buy shares.

The Oppenheimer Funds.  The Oppenheimer funds are those mutual funds for which the Distributor acts as the distributor and currently include the following:

Oppenheimer Bond Fund                     Oppenheimer Municipal Bond Fund
Oppenheimer California Municipal Fund     Oppenheimer New Jersey Municipal Fund
Oppenheimer Capital Appreciation Fund     Oppenheimer New York Municipal Fund
Oppenheimer Capital Preservation Fund     Oppenheimer Pennsylvania Municipal Fund
Oppenheimer Capital Income Fund           Oppenheimer Quest Balanced Value Fund
                                          Oppenheimer  Quest  Capital  Value Fund,
Oppenheimer Champion Income Fund          Inc.
                                          Oppenheimer  Quest  Global  Value  Fund,
Oppenheimer Convertible Securities Fund   Inc.
Oppenheimer Developing Markets Fund       Oppenheimer Quest Opportunity Value Fund
Oppenheimer Disciplined Allocation Fund   Oppenheimer Quest Value Fund, Inc.
Oppenheimer Discovery Fund                Oppenheimer Real Asset Fund
                                          Oppenheimer      Rochester      National
Oppenheimer Emerging Growth Fund          Municipals
Oppenheimer Emerging Technologies Fund    Oppenheimer Senior Floating Rate Fund
Oppenheimer Enterprise Fund               Oppenheimer Small Cap Value Fund
Oppenheimer Europe Fund                   Oppenheimer Strategic Income Fund
Oppenheimer Global Fund                   Oppenheimer Total Return Fund, Inc.
Oppenheimer Global Growth & Income Fund   Oppenheimer Trinity Core Fund
                                          Oppenheimer  Trinity  Large  Cap  Growth
Oppenheimer Gold & Special Minerals Fund  Fund
Oppenheimer Growth Fund                   Oppenheimer Trinity Value Fund
Oppenheimer High Yield Fund               Oppenheimer U.S. Government Trust
Oppenheimer International Bond Fund       Oppenheimer Value Fund
Oppenheimer International Growth Fund     Limited-Term New York Municipal Fund
Oppenheimer  International  Small Company
Fund                                      Rochester Fund Municipals
Oppenheimer Limited-Term Government Fund  OSM1- Gartmore Millennium Growth Fund II
Oppenheimer Limited Term Municipal Fund   OSM1 - Jennison Growth Fund
Oppenheimer  Main Street  Growth & Income OSM1 -  Mercury  Advisors  S&P 500 Index
Fund                                      Fund
                                          OSM1 -  Mercury  Advisors  Focus  Growth
Oppenheimer Main Street Opportunity Fund  Fund
Oppenheimer Main Street Small Cap Fund    OSM1 - QM Active Balanced Fund
Oppenheimer MidCap Fund                   OSM1 - Salomon Brothers All Cap Fund
Oppenheimer Multiple Strategies Fund
And the following money market funds:

Centennial America Fund, L. P.            Centennial New York Tax Exempt Trust
Centennial California Tax Exempt Trust    Centennial Tax Exempt Trust
Centennial Government Trust               Oppenheimer Cash Reserves
Centennial Money Market Trust             Oppenheimer Money Market Fund, Inc.
1 - "OSM" stands for Oppenheimer Select Managers
      There is an initial sales charge on the purchase of Class A shares of each of the Oppenheimer funds described above except the money market funds. Under certain circumstances described in this
Statement of Additional Information, redemption proceeds of certain money market fund shares may be subject to a contingent deferred sales charge.

Letters of Intent.  Under a Letter of Intent, if you purchase Class A shares or Class A and Class B shares of the Fund and other Oppenheimer funds during a 13-month period, you can reduce the sales charge rate that applies to your purchases of Class A shares.  The total amount of your intended purchases of both Class A and Class B shares will determine the reduced sales charge rate for the Class A shares purchased during that period.  You can include purchases made up to 90 days before the date of the Letter.  Letters of Intent do not consider
Class C or Class N shares you purchase or may have purchased.

      A Letter of Intent is an investor's statement in writing to the
Distributor of the intention to purchase Class A shares or Class A and
Class B shares of the Fund (and other Oppenheimer funds) during a
13-month period (the "Letter of Intent period"). At the investor's request, this may include purchases made up to 90 days prior to the date of the Letter.  The Letter states the investor's intention to make the aggregate amount of purchases of shares which, when added to the investor's holdings of shares of those funds, will equal or exceed the amount specified in the Letter.  Purchases made by reinvestment of dividends or distributions of capital gains and purchases made at net asset value without sales charge do not count toward satisfying the amount of the Letter.

      A Letter enables an investor to count the Class A and Class B shares purchased under the Letter to obtain the reduced sales charge rate on purchases of Class A shares of the Fund (and other Oppenheimer funds) that applies under the Right of Accumulation to current purchases of Class A shares.  Each purchase of Class A shares under the
Letter will be made at the offering price (including the sales charge)
that applies to a single lump-sum purchase of shares in the amount intended to be purchased under the Letter.

      In submitting a Letter, the investor makes no commitment to purchase shares. However, if the investor's purchases of shares within the Letter of Intent period, when added to the value (at offering price) of the investor's holdings of shares on the last day of that period, do not equal or exceed the intended purchase amount, the investor agrees to pay the additional amount of sales charge applicable to such purchases. That amount is described in "Terms of Escrow," below
(those terms may be amended by the Distributor from time to time).  The investor agrees that shares equal in value to 5% of the intended purchase amount will be held in escrow by the Transfer Agent subject to the Terms of Escrow.  Also, the investor agrees to be bound by the terms of the Prospectus, this Statement of Additional Information and the application used for a Letter of Intent. If those terms are amended, as they may be from time to time by the Fund, the investor agrees to be bound by the amended terms and that those amendments will apply automatically to existing Letters of Intent.

      If the total eligible purchases made during the Letter of Intent period do not equal or exceed the intended purchase amount, the concessions previously paid to the dealer of record for the account and the amount of sales charge retained by the Distributor will be adjusted to the rates applicable to actual total purchases.  If total eligible purchases during the Letter of Intent period exceed the intended purchase amount and exceed the amount needed to qualify for the next sales charge rate reduction set forth in the Prospectus, the sales charges paid will be adjusted to the lower rate. That adjustment will be made only if and when the dealer returns to
the Distributor the excess of the amount of concessions allowed or paid to the dealer over the amount of concessions that apply to the actual amount of purchases.  The excess concessions returned to the
Distributor will be used to purchase additional shares for the investor's account at the net asset value per share in effect on the date of such purchase, promptly after the Distributor's receipt thereof.

      The  Transfer  Agent will not hold shares in escrow for  purchases of shares of the Fund and other  Oppenheimer  funds by  OppenheimerFunds prototype  401(k)  plans  under a  Letter  of  Intent.  If the  intended
purchase   amount   under  a  Letter  of  Intent   entered  into  by  an
OppenheimerFunds  prototype  401(k) plan is not purchased by the plan by the end of the Letter of Intent  period,  there will be no adjustment of concessions  paid  to the  broker-dealer  or  financial  institution  of record for accounts held in the name of that plan.

      In determining the total amount of purchases made under a Letter, shares redeemed by the investor prior to the termination of the Letter of Intent period will be deducted.  It is the responsibility of the dealer of record and/or the investor to advise the Distributor about the Letter in placing any purchase orders for the investor during the
Letter of Intent period.  All of such purchases must be made through the Distributor.

      |X|   Terms of Escrow That Apply to Letters of Intent.

      1. Out of the initial purchase (or subsequent purchases if necessary) made pursuant to a Letter, shares of the Fund equal in value up to 5% of the intended purchase amount specified in
the Letter shall be held in escrow by the Transfer Agent.  For example, if the intended purchase amount is $50,000, the escrow shall be shares valued in the amount of $2,500 (computed at the offering price adjusted for a $50,000 purchase).  Any dividends and capital gains distributions on the escrowed shares will be credited to the investor's account.

      2. If the total minimum investment specified under the Letter is completed within the 13-month Letter of Intent period, the escrowed shares will be promptly released to the investor.

      3. If, at the end of the 13-month Letter of Intent period the total purchases pursuant to the Letter are less than the intended purchase amount specified in the Letter, the investor must remit to the
Distributor an amount equal to the difference between the dollar amount of sales charges actually paid and the amount of sales charges which would have been paid if the total amount purchased had been made at a single time.  That sales charge adjustment will apply to any shares redeemed prior to the completion of the Letter.  If the difference in sales charges is not paid within twenty days after a request from the
Distributor or the dealer, the Distributor will, within sixty days of the expiration of the Letter, redeem the number of escrowed shares necessary to realize such difference in sales charges.  Full and fractional shares remaining after such redemption will be released from escrow.  If a request is received to redeem escrowed shares prior to the payment of such additional sales charge, the sales charge will be withheld from the redemption proceeds.

      4. By signing the Letter, the investor irrevocably constitutes and appoints the Transfer Agent as attorney-in-fact to surrender for redemption any or all escrowed shares.
5.    The shares eligible for purchase under the Letter (or the holding of which may be counted toward completion of a Letter) include:
(a)   Class A shares sold with a front-end sales charge or subject to a
            Class A contingent deferred sales charge,
(b)   Class B shares of other Oppenheimer funds acquired subject to a contingent deferred sales charge, and
(c)   Class A or Class B shares acquired by exchange of either (1)
            Class A shares of one of the other Oppenheimer funds that
            were acquired subject to a Class A initial or contingent
            deferred sales charge or (2) Class B shares of one of the
            other Oppenheimer funds that were acquired subject to a
            contingent deferred sales charge.

      6. Shares held in escrow hereunder will automatically be
exchanged for shares of another fund to which an exchange is requested, as described in the section of the Prospectus entitled "How to Exchange
Shares" and the escrow will be transferred to that other fund.

Asset Builder Plans.  To establish an Asset Builder Plan to buy shares directly from a bank account, you must enclose a check (the minimum is
$25) for the initial purchase with your application. Currently, the minimum investment is $25 to establish an Asset Builder Plan, and will remain at $25 for those accounts established prior to November 1, 2002.
However, as described above under "AccountLink," for Asset Builder
Plans established on or after November 1, 2002, the minimum investment for new Asset Builder Plans will increase to $50, each purchase must be at least $50 and shareholders must invest at least $500 before an Asset
             ---
Builder Plan can be established. Shares purchased by Asset Builder Plan payments from bank accounts are subject to the redemption restrictions for recent purchases described in the Prospectus.  Asset Builder Plans are available only if your bank is an ACH member.  Asset Builder Plans may not be used to buy shares for OppenheimerFunds employer-sponsored qualified retirement accounts. Asset Builder Plans also enable shareholders of Oppenheimer Cash Reserves to use their fund account to make monthly automatic purchases of shares of up to four other
Oppenheimer funds.

      If you make payments from your bank account to purchase shares of the Fund, your bank account will be debited automatically.  Normally the debit will be made two business days prior to the investment dates you selected on your application.  Neither the Distributor, the
Transfer Agent nor the Fund shall be responsible for any delays in purchasing shares that result from delays in ACH transmissions.

      Before you establish Asset Builder payments, you should obtain a prospectus of the selected fund(s) from your financial advisor (or the
Distributor) and request an application from the Distributor.  Complete the application and return it.  You may change the amount of your Asset
Builder payment or you can terminate these automatic investments at any time by writing to the Transfer Agent.  The Transfer Agent requires a reasonable period (approximately 10 days) after receipt of your instructions to implement them.  The Fund reserves the right to amend, suspend or discontinue offering Asset Builder plans at any time without prior notice.

Retirement Plans. Certain types of retirement plans are entitled to purchase shares of the Fund without sales charge or at reduced sales charge rates, as described in Appendix B to this Statement of
Additional Information. Certain special sales charge arrangements described in that Appendix apply to retirement plans whose records are maintained on a daily valuation basis by Merrill Lynch Pierce Fenner &
Smith, Inc. ("Merrill Lynch") or an independent record keeper that has a contract or special arrangement with Merrill Lynch. If on the date the plan sponsor signed the Merrill Lynch record keeping service agreement the plan has less than $3 million in assets (other than assets invested in money market funds) invested in applicable investments, then the retirement plan may purchase only Class B shares of the Oppenheimer funds. Any retirement plans in that category that currently invest in Class B shares of the Fund will have their Class B shares converted to Class A shares of the Fund when the plan's applicable investments reach $5 million.  OppenheimerFunds has entered into arrangements with certain
record keepers whereby the Transfer Agent compensates the record keeper for its record keeping and account servicing functions that it performs on behalf of the participant level accounts of a retirement plan.
While such compensation may act to reduce the record keeping fees charged by the retirement plan's record keeper, that compensation arrangement may be terminated at any time, potentially affecting the record keeping fees charged by the retirement plan's record keeper.

Cancellation of Purchase Orders.  Cancellation of purchase orders for the Fund's shares (for example, when a purchase check is returned to the Fund unpaid) causes a loss to be incurred when the net asset values of the Fund's shares on the cancellation date is less than on the purchase date. That loss is equal to the amount of the decline in the net asset value per share multiplied by the number of shares in the purchase order. The investor is responsible for that loss. If the investor fails to compensate the Fund for the loss, the Distributor will do so. The Fund may reimburse the Distributor for that amount by redeeming shares from any account registered in that investor's name, or the Fund or the Distributor may seek other redress.

Classes of Shares. Each class of shares of the Fund represents an interest in the same portfolio of investments of the Fund.  However, each class has different shareholder privileges and features.  The net income attributable to Class B, Class C or Class N shares and the dividends payable on Class B, Class C or Class N shares will be reduced by incremental expenses borne solely by that class. Those expenses include the asset-based sales charges to which Class B, Class C and
Class N shares are subject.

      The availability of different classes of shares permits an investor to choose the method of purchasing shares that is more appropriate for the investor. That may depend on the amount of the purchase, the length of time the investor expects to hold shares, and other relevant circumstances. Class A shares normally are sold subject to an initial sales charge. While Class B, Class C and Class N shares have no initial sales charge, the purpose of the deferred sales charge and asset-based sales charge on Class B, Class C and Class N shares is the same as that of the initial sales charge on Class A shares - to compensate the Distributor and brokers, dealers and financial institutions that sell shares of the Fund.  A salesperson who is entitled to receive compensation from his or her firm for selling Fund shares may receive different levels of compensation for selling one class of shares rather than another.

      The Distributor will not accept any order in the amount of
$500,000 or more for Class B shares or $1 million or more for Class C shares on behalf of a single investor (not including dealer "street name" or omnibus accounts). That is because generally it will be more advantageous for that investor to purchase Class A shares of the Fund.

|X|   Class A Shares Subject to a Contingent Deferred Sales Charge. For
purchases of Class A shares at net asset value whether or not subject to a contingent deferred sales charge as described in the Prospectus, no sales concessions will be paid to the broker-dealer of record, as described in the Prospectus, on sales of Class A shares purchased with the redemption proceeds of shares of another mutual fund offered as an investment option in a retirement plan in which Oppenheimer funds are also offered as investment options under a special arrangement with the
Distributor, if the purchase occurs more than 30 days after the
Oppenheimer funds are added as an investment option under that plan.
Additionally, that concession will not be paid on purchases of Class A shares by a retirement plan made with the redemption proceeds of Class
N shares of one or more Oppenheimer funds held by the plan for more than 18 months.

      |X|   Class B Conversion. Under current interpretations of
applicable federal income tax law by the Internal Revenue Service, the conversion of Class B shares to Class A shares after six years is not treated as a taxable event for the shareholder. If those laws or the
IRS interpretation of those laws should change, the automatic conversion feature may be suspended. In that event, no further conversions of Class B shares would occur while that suspension remained in effect.  Although Class B shares could then be exchanged for Class A shares on the basis of relative net asset value of the two classes, without the imposition of a sales charge or fee, such exchange could constitute a taxable event for the shareholder, and absent such exchange, Class B shares might continue to be subject to the asset-based sales charge for longer than six years.

      |X|   Availability of Class N Shares.  In addition to the
description of the types of retirement plans which may purchase Class N shares contained in the prospectus, Class N shares also are offered to the following:
o     to all rollover IRAs (including SEP IRAs and SIMPLE IRAs),
o     to all rollover contributions made to Individual 401(k) plans,
            Profit-Sharing Plans and Money Purchase Pension Plans,
o     to all direct rollovers from OppenheimerFunds-sponsored Pinnacle and Ascender retirement plans,
o     to all trustee-to-trustee IRA transfers,
o     to all 90-24 type 403(b) transfers,
o     to Group Retirement Plans (as defined in Appendix B to this
            Statement of Additional Information) which have entered
            into a special agreement with the Distributor for that
            purpose,
o     to Retirement Plans qualified under Sections 401(a) or 401(k) of the Internal Revenue Code, the recordkeeper or the plan
            sponsor for which has entered into a special agreement with the Distributor,
o     to Retirement Plans of a plan sponsor where the aggregate assets of all such plans invested in the Oppenheimer funds is
            $500,000 or more,
o     to OppenheimerFunds-sponsored Ascender 401(k) plans that pay for the purchase with the redemption proceeds of Class A shares of one or more Oppenheimer funds.
o     to certain customers of broker-dealers and financial advisors that are identified in a special agreement between the
            broker-dealer or financial advisor and the Distributor for that purpose.

      The sales concession and the advance of the service fee, as described in the Prospectus, will not be paid to dealers of record on sales of Class N shares on:
o     purchases of Class N shares in amounts of $500,000 or more by a retirement plan that pays for the purchase with the
            redemption proceeds of Class A shares of one or more
            Oppenheimer funds (other than rollovers from an
            OppenheimerFunds-sponsored Pinnacle or Ascender 401(k) plan to any IRA invested in the Oppenheimer funds),
o     purchases of Class N shares in amounts of $500,000 or more by a retirement plan that pays for the purchase with the
            redemption proceeds of  Class C shares of one or more
            Oppenheimer funds held by the plan for more than one year
            (other than rollovers from an OppenheimerFunds-sponsored
            Pinnacle or Ascender 401(k) plan to any IRA invested in the
            Oppenheimer funds), and
o     on purchases of Class N shares by an OppenheimerFunds-sponsored
            Pinnacle or Ascender 401(k) plan made with the redemption
            proceeds of Class A shares of one or more Oppenheimer funds.
      No sales concessions will be paid to the broker-dealer of record, as described in the Prospectus, on sales of Class N shares purchased with the redemption proceeds of shares of another mutual fund offered as an investment option in a retirement plan in which Oppenheimer funds are also offered as investment options under a special arrangement with the Distributor, if the purchase occurs more than 30 days after the
Oppenheimer funds are added as an investment option under that plan.

      |X|   Allocation of Expenses. The Fund pays expenses related to
its daily operations, such as custodian fees, Trustees' fees, transfer agency fees, legal fees and auditing costs.  Those expenses are paid out of the Fund's assets and are  not paid directly by shareholders.
However, those expenses reduce the net asset values of shares, and therefore are indirectly borne by shareholders through their investment.

      The methodology for calculating the net asset value, dividends and distributions of the Fund's share classes recognizes two types of expenses.  General expenses that do not pertain specifically to any one class are allocated pro rata to the shares of all classes. The allocation is based on the percentage of the Fund's total assets that is represented by the assets of each class, and then equally to each outstanding share within a given class.  Such general expenses include management fees, legal, bookkeeping and audit fees, printing and mailing costs of shareholder reports, Prospectuses, Statements of
Additional Information and other materials for current shareholders, fees to unaffiliated Trustees, custodian expenses, share issuance costs, organization
and start-up costs, interest, taxes and brokerage commissions, and non-recurring expenses, such as litigation costs.

      Other expenses that are directly attributable to a particular class are allocated equally to each outstanding share within that class.  Examples of such expenses include distribution and  service plan (12b-1) fees, transfer and shareholder servicing agent fees and expenses, and shareholder meeting expenses (to the extent that such expenses pertain only to a specific class).

Account Fees. As stated in the Prospectus, effective September 27,
2002, a $12 annual fee is charged on any account valued at less than
$500.  This fee will not be charged for:
o     Accounts that have balances below $500 due to the automatic conversion of shares from Class B to Class A shares;
o     Accounts with an active Asset Builder Plan, payroll deduction plan or a military allotment plan;
o     OppenheimerFunds-sponsored group retirement accounts that are making continuing purchases;
o     Certain accounts held by broker-dealers through the National
      Securities Clearing Corporation; and
o     Accounts that fall below the $500 threshold due solely to market fluctuations within the 12-month period preceding the date the fee is deducted.

      The fee is charged annually on or about the second to last business day of September.  This annual fee will be waived for any shareholders who elect to access their account documents through electronic document delivery rather than in paper copy and who elect to utilize the Internet or PhoneLink as their primary source for their general servicing needs.  To sign up to access account documents electronically via eDocs Direct, please visit the Service Center on our website at WWW.OPPENHEIMERFUNDS.COM or call 1.888.470.0862 for
           ------------------------
instructions.

Determination of Net Asset Values Per Share.  The net asset values per share of each class of shares of the Fund are determined as of the close of business of The New York Stock Exchange ("the Exchange") on each day that the Exchange is open. The calculation is done by dividing the value of the Fund's net assets attributable to a class by the number of shares of that class that are outstanding.  The Exchange normally closes at 4:00 P.M., Eastern time, but may close earlier on some other days (for example, in case of weather emergencies or on days falling before a U.S. holiday).  All references to time in this
Statement of Additional Information mean "Eastern time." The Exchange's most recent annual announcement (which is subject to change) states that it will close on New Year's Day, Presidents' Day, Martin Luther
King, Jr. Day, Good Friday, Memorial Day, Independence Day, Labor Day,
Thanksgiving Day and Christmas Day.  It may also close on other days.

      Dealers other than Exchange members may conduct trading in certain securities on days on which the Exchange is closed (including weekends and holidays) or after 4:00 P.M. on a regular business day.
Because the Fund's net asset values will not be calculated on those days, the Fund's net asset values per share may be significantly affected on such days when shareholders may not purchase or redeem shares. Additionally, trading on European and Asian stock exchanges and over-the-counter markets normally is completed before the close of The
New York Stock Exchange.

      Changes in the values of securities traded on foreign exchanges or markets as a result of events that occur after the prices of those securities are determined, but before the close of The New York Stock
Exchange, will not be reflected in the Fund's calculation of its net asset values that day unless the Manager determines that the event is likely to effect a material change in the value of the security. If such determination is made, the Manager, acting through an internal valuation committee, will establish a valuation for such security subject to the approval, ratification and confirmation by the Board at its next ensuing meeting.

      |X|   Securities Valuation.  The Fund's Board of Trustees has
established procedures for the valuation of the Fund's securities. In general those procedures are as follows:
o     Equity securities traded on a U.S. securities exchange or on
Nasdaq(R)are valued as follows:
(1)   if last sale information is regularly reported, they are valued at the last reported sale price on the principal
               exchange on which they are traded or on Nasdaq, as
               applicable, on that day, or
(2)   if last sale information is not available on a valuation date, they are valued at the last reported sale price
               preceding the valuation date if it is within the spread
               of the closing "bid" and "asked" prices on the valuation
               date or, if not,  at the closing "bid" price on the
               valuation date.
o     Equity securities traded on a foreign securities exchange
   generally are valued in one of the following ways:
(1)   at the last sale price available to the pricing service approved by the Board of Trustees, or
(2)   at the last sale price obtained by the Manager from the report of the principal exchange on which the security is traded
               at its last trading session on or immediately before the
               valuation date, or
(3)   at the mean between the "bid" and "asked" prices obtained from the principal exchange on which the security is traded
               or, on the basis of reasonable inquiry, from two market
               makers in the security.
o     Long-term debt securities having a remaining maturity in excess of 60 days are valued based on the mean between the "bid" and
   "asked" prices determined by a portfolio pricing service approved by the Fund's Board of Trustees or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry.
o     The following securities are valued at the mean between the "bid"
   and "asked" prices determined by a pricing service approved by the
   Fund's Board of Trustees or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry:
(1)   debt instruments that have a maturity of more than 397 days when issued,
(2)   debt instruments that had a maturity of 397 days or less when issued and have a remaining maturity of more than 60
               days, and
(3)   non-money market debt instruments that had a maturity of 397 days or less when issued and which have a remaining maturity
               of 60 days or less.
o     The following securities are valued at cost, adjusted for
amortization of premiums and accretion of discounts:
(1)   money market debt securities held by a non-money market fund that had a maturity of less than 397 days when issued that
               have a remaining maturity of 60 days or less, and
(2)   debt instruments held by a money market fund that have a
               remaining maturity of 397 days or less.
o     Securities (including restricted securities) not having
readily-available market quotations are valued at fair value determined under the Board's procedures.  If the Manager is unable to locate two market makers willing to give quotes, a security may be priced at the mean between the "bid" and "asked" prices provided by a single active market maker (which in certain cases may be the "bid" price if no
"asked" price is available).

      In the case of U.S. government securities, mortgage-backed securities, corporate bonds and foreign government securities, when last sale information is not generally available, the Manager may use pricing services approved by the Board of Trustees. The pricing service may use "matrix" comparisons to the prices for comparable instruments on the basis of quality, yield and maturity. Other special factors may be involved (such as the tax-exempt status of the interest paid by municipal securities).  The Manager will monitor the accuracy of the pricing services. That monitoring may include comparing prices used for portfolio valuation to actual sales prices of selected securities.

      The closing prices in the London foreign exchange market on a particular business day that are provided to the Manager by a bank, dealer or pricing service that the Manager has determined to be reliable are used to value foreign currency, including forward contracts, and to convert to U.S. dollars securities that are denominated in foreign currency.

      Puts, calls, and futures are valued at the last sale price on the principal exchange on which they are traded or on Nasdaq, as applicable, as determined by a pricing service approved by the Board of
Trustees or by the Manager.  If there were no sales that day, they shall be valued at the last sale price on the preceding trading day if it is within the spread of the closing "bid" and "asked" prices on the principal exchange or on Nasdaq on the valuation date. If not, the value shall be the closing bid price on the principal exchange or on
Nasdaq on the valuation date.  If the put, call or future is not traded on an exchange or on Nasdaq, it shall be valued by the mean between
"bid" and "asked" prices obtained by the Manager from two active market makers. In certain cases that may be at the "bid" price if no "asked"
price is available.
      When the Fund writes an option, an amount equal to the premium received is included in the Fund's Statement of Assets and Liabilities as an asset. An equivalent credit is included in the liability section.  The credit is adjusted ("marked-to-market") to reflect the current market value of the option. In determining the Fund's gain on investments, if a call or put written by the Fund is exercised, the proceeds are increased by the premium received.  If a call or put written by the Fund expires, the Fund has a gain in the amount of the premium. If the Fund enters into a closing purchase transaction, it will have a gain or loss, depending on whether the premium received was more or less than the cost of the closing transaction.  If the Fund exercises a put it holds, the amount the Fund receives on its sale of the underlying investment is reduced by the amount of premium paid by the Fund.

How to Sell Shares

The information below supplements the terms and conditions for redeeming shares set forth in the Prospectus.

Reinvestment Privilege.  Within six months of a redemption, a shareholder may reinvest all or part of the redemption proceeds of:
o     Class A shares purchased subject to an initial sales charge or
         Class A shares on which a contingent deferred sales charge was paid, or
o     Class B shares that were subject to the Class B contingent deferred sales charge when redeemed.

      The reinvestment may be made without sales charge only in Class A shares of the Fund or any of the other Oppenheimer funds into which shares of the Fund are exchangeable as described in "How to Exchange
Shares" below. Reinvestment will be at the net asset value next computed after the Transfer Agent receives the reinvestment order.  The shareholder must ask the Transfer Agent for that privilege at the time of reinvestment. This privilege does not apply to Class C, Class N or
Class Y shares. The Fund may amend, suspend or cease offering this reinvestment privilege at any time as to shares redeemed after the date of such amendment, suspension or cessation.

      Any capital gain that was realized when the shares were redeemed is taxable, and reinvestment will not alter any capital gains tax payable on that gain.  If there has been a capital loss on the redemption, some or all of the loss may not be tax deductible, depending on the timing and amount of the reinvestment.  Under the
Internal Revenue Code, if the redemption proceeds of Fund shares on which a sales charge was paid are reinvested in shares of the Fund or another of the Oppenheimer funds within 90 days of payment of the sales charge, the shareholder's basis in the shares of the Fund that were redeemed may not include the amount of the sales charge paid.  That would reduce the loss or increase the gain recognized from the redemption.  However, in that case the sales charge would be added to the basis of the shares acquired by the reinvestment of the redemption proceeds.

Payments "In Kind". The Prospectus states that payment for shares tendered for redemption is ordinarily made in cash. However, under certain circumstances, the Board of Trustees of the Fund may determine that it would be detrimental to the best interests of the remaining shareholders of the Fund to make payment of a redemption order wholly or partly in cash. In that case, the Fund may pay the redemption proceeds in whole or in part by a distribution "in kind" of liquid securities from the portfolio of the Fund, in lieu of cash.
      The Fund has elected to be governed by Rule 18f-1 under the
Investment Company Act. Under that rule, the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Fund during any 90-day period for any one
shareholder. If shares are redeemed in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. The Fund will value securities used to pay redemptions in kind using the same method the Fund uses to value its portfolio securities described above under "Determination of Net Asset Values Per Share."
That valuation will be made as of the time the redemption price is determined.

Involuntary Redemptions. The Fund's Board of Trustees has the right to cause the involuntary redemption of the shares held in any account if the aggregate net asset value of those shares is less than $500 or such lesser amount as the Board may fix. The Board will not cause the involuntary redemption of shares in an account if the aggregate net asset value of such shares has fallen below the stated minimum solely as a result of market fluctuations. If the Board exercises this right, it may also fix the requirements for any notice to be given to the shareholders in question (not less than 30 days). The Board may alternatively set requirements for the shareholder to increase the investment, or set other terms and conditions so that the shares would not be involuntarily redeemed.

Transfers of Shares.  A transfer of shares to a different registration is not an event that triggers the payment of sales charges. Therefore, shares are not subject to the payment of a contingent deferred sales charge of any class at the time of transfer to the name of another person or entity. It does not matter whether the transfer occurs by absolute assignment, gift or bequest, as long as it does not involve, directly or indirectly, a public sale of the shares.  When shares subject to a contingent deferred sales charge are transferred, the transferred shares will remain subject to the contingent deferred sales charge. It will be calculated as if the transferee shareholder had acquired the transferred shares in the same manner and at the same time as the transferring shareholder.

      If less than all shares held in an account are transferred, and some but not all shares in the account would be subject to a contingent deferred sales charge if redeemed at the time of transfer, the priorities described in the Prospectus under "How to Buy Shares" for the imposition of the Class B, Class C and Class N contingent deferred sales charge will be followed in determining the order in which shares are transferred.

Distributions From Retirement Plans.  Requests for distributions from
OppenheimerFunds-sponsored IRAs, SEP-IRAs, SIMPLE IRAs, 403(b)(7)
custodial plans, 401(k) plans or pension or profit-sharing plans should be addressed to "Trustee, OppenheimerFunds Retirement Plans," c/o the
Transfer Agent at its address listed in "How To Sell Shares" in the
Prospectus or on the back cover of this Statement of Additional
Information.  The request must:
(1)   state the reason for the distribution;
(2)   state the owner's awareness of tax penalties if the distribution is premature; and
(3)   conform to the requirements of the plan and the Fund's other redemption requirements.

      Participants (other than self-employed plan sponsors) in
OppenheimerFunds-sponsored pension or profit-sharing plans with shares of the Fund held in the name of the plan or its fiduciary may not directly request redemption of their accounts.  The plan administrator or fiduciary must sign the request.

      Distributions from pension and profit sharing plans are subject to special requirements under the Internal Revenue Code and certain documents (available from the Transfer Agent) must be completed and submitted to the Transfer Agent before the distribution may be made.
Distributions from retirement plans are subject to withholding requirements under the Internal Revenue Code, and IRS Form W-4P
(available from the Transfer Agent) must be submitted to the Transfer
Agent with the distribution request, or the distribution may be delayed.  Unless the shareholder has provided the Transfer Agent with a certified tax identification number, the Internal Revenue Code requires that tax be withheld from any distribution even if the shareholder elects not to have tax withheld.  The Fund, the Manager, the
Distributor, and the Transfer Agent
assume no responsibility to determine whether a distribution satisfies the conditions of applicable tax laws and will not be responsible for any tax penalties assessed in connection with a distribution.

Special Arrangements for Repurchase of Shares from Dealers and
Brokers.  The Distributor is the Fund's agent to repurchase its shares from authorized dealers or brokers on behalf of their customers.
Shareholders should contact their broker or dealer to arrange this type of redemption. The repurchase price per share will be the net asset value next computed after the Distributor receives an order placed by the dealer or broker. However, if the Distributor receives a repurchase order from a dealer or broker after the close of The New York Stock
Exchange on a regular business day, it will be processed at that day's net asset value if the order was received by the dealer or broker from its customers prior to the time the Exchange closes. Normally, the
Exchange closes at 4:00 P.M., but may do so earlier on some days.
Additionally, the order must have been transmitted to and received by the Distributor prior to its close of business that day (normally 5:00
P.M.).

      Ordinarily, for accounts redeemed by a broker-dealer under this procedure, payment will be made within three business days after the shares have been redeemed upon the Distributor's receipt of the required redemption documents in proper form. The signature(s) of the registered owners on the redemption documents must be guaranteed as described in the Prospectus.

Automatic Withdrawal and Exchange Plans.  Investors owning shares of the Fund valued at $5,000 or more can authorize the Transfer Agent to redeem shares (having a value of at least $50) automatically on a monthly, quarterly, semi-annual or annual basis under an Automatic
Withdrawal Plan.  Shares will be redeemed three business days prior to the date requested by the shareholder for receipt of the payment.
Automatic withdrawals of up to $1,500 per month may be requested by telephone if payments are to be made by check payable to all shareholders of record. Payments must also be sent to the address of record for the account and the address must not have been changed within the prior 30 days.  Required minimum distributions from
OppenheimerFunds-sponsored retirement plans may not be arranged on this basis.

      Payments are normally made by check, but shareholders having
AccountLink privileges (see "How To Buy Shares") may arrange to have
Automatic Withdrawal Plan payments transferred to the bank account designated on the account application or by signature-guaranteed instructions sent to the Transfer Agent.  Shares are normally redeemed pursuant to an Automatic Withdrawal Plan three business days before the payment transmittal date you select in the account application.  If a contingent deferred sales charge applies to the redemption, the amount of the check or payment will be reduced accordingly.

      The Fund cannot guarantee receipt of a payment on the date requested. The Fund reserves the right to amend, suspend or discontinue offering these plans at any time without prior notice.
Because of the sales charge assessed on Class A share purchases, shareholders should not make regular additional Class A share purchases while participating in an Automatic Withdrawal Plan. Class B, Class C
and Class N shareholders should not establish automatic withdrawal plans, because of the potential imposition of the contingent deferred sales charge on such withdrawals (except where the Class B, Class C or
Class N contingent deferred sales charge is waived as described in
Appendix B to this Statement of Additional Information).

      By requesting an Automatic Withdrawal or Exchange Plan, the shareholder agrees to the terms and conditions that apply to such plans, as stated below.  These provisions may be
amended from time to time by the Fund and/or the Distributor.  When adopted, any amendments will automatically apply to existing Plans.

      |X|   Automatic Exchange Plans.  Shareholders can authorize the
Transfer Agent to exchange a pre-determined amount of shares of the
Fund for shares (of the same class) of other Oppenheimer funds automatically on a monthly, quarterly, semi-annual or annual basis under an Automatic Exchange Plan. The minimum amount that may be exchanged to each other fund account is $25. Effective November 1,
2002, the minimum amount that may be exchanged to each other fund account is $50. Instructions should be provided on the OppenheimerFunds
Application or signature-guaranteed instructions. Exchanges made under these plans are subject to the restrictions that apply to exchanges as set forth in "How to Exchange Shares" in the Prospectus and below in this Statement of Additional Information.

|X|   Automatic  Withdrawal  Plans.  Fund  shares  will be  redeemed  as necessary to meet withdrawal  payments.  Shares acquired without a sales
charge  will  be  redeemed   first.   Shares  acquired  with  reinvested
dividends  and  capital  gains  distributions  will  be  redeemed  next, followed  by  shares  acquired  with  a  sales  charge,  to  the  extent necessary  to  make  withdrawal  payments.  Depending  upon  the  amount withdrawn,  the  investor's  principal  may be depleted.  Payments  made under these plans should not be  considered as a yield or income on your investment.

      The Transfer Agent will administer the investor's Automatic
Withdrawal Plan as agent for the shareholder(s) (the "Planholder") who executed the Plan authorization and application submitted to the
Transfer Agent.  Neither the Fund nor the Transfer Agent shall incur any liability to the Planholder for any action taken or not taken by the Transfer Agent in good faith to administer the Plan. Share certificates will not be issued for shares of the Fund purchased for and held under the Plan, but the Transfer Agent will credit all such shares to the account of the Planholder on the records of the Fund. Any share certificates held by a Planholder may be surrendered unendorsed to the Transfer Agent with the Plan application so that the shares represented by the certificate may be held under the Plan.

      For accounts subject to Automatic Withdrawal Plans, distributions of capital gains must be reinvested in shares of the Fund, which will be done at net asset value without a sales charge. Dividends on shares held in the account may be paid in cash or reinvested.

      Shares will be redeemed to make withdrawal payments at the net asset value per share determined on the redemption date.  Checks or
AccountLink payments representing the proceeds of Plan withdrawals will normally be transmitted three business days prior to the date selected for receipt of the payment, according to the choice specified in writing by the Planholder. Receipt of payment on the date selected cannot be guaranteed.

      The amount and the interval of disbursement payments and the address to which checks are to be mailed or AccountLink payments are to be sent may be changed at any time by the Planholder by writing to the
Transfer Agent.  The Planholder should allow at least two weeks' time after mailing such notification for the requested change to be put in effect.  The Planholder may, at any time, instruct the Transfer Agent by written notice to redeem all, or any part of, the shares held under the Plan. That notice must be in proper form in accordance with the requirements of the then-current Prospectus of the Fund. In that case, the Transfer Agent will redeem the number of shares requested at the net asset value per share in effect and will mail a check for the proceeds to the Planholder.

      The Planholder may terminate a Plan at any time by writing to the
Transfer Agent.  The Fund may also give directions to the Transfer
Agent to terminate a Plan. The Transfer Agent will also terminate a
Plan upon its receipt of evidence satisfactory to it that the
Planholder has died or is legally incapacitated. Upon termination of a
Plan by the Transfer Agent or the Fund, shares that have not been redeemed will be held in uncertificated form in the name of the
Planholder. The account will continue as a dividend-reinvestment, uncertificated account unless and until proper instructions are received from the Planholder, his or her executor or guardian, or another authorized person.

      To use shares held under the Plan as collateral for a debt, the
Planholder may request issuance of a portion of the shares in certificated form.  Upon written request from the Planholder, the
Transfer Agent will determine the number of shares for which a certificate may be issued without causing the withdrawal checks to stop. However, should such uncertificated shares become exhausted, Plan withdrawals will terminate.

      If the Transfer Agent ceases to act as transfer agent for the
Fund, the Planholder will be deemed to have appointed any successor transfer agent to act as agent in administering the Plan.

How to Exchange Shares

As stated in the Prospectus, shares of a particular class of
Oppenheimer funds having more than one class of shares may be exchanged only for shares of the same class of other Oppenheimer funds. Shares of
Oppenheimer funds that have a single class without a class designation are deemed "Class A" shares for this purpose. You can obtain a current list showing which funds offer which classes of shares by calling the
Distributor.

o     All of the Oppenheimer funds currently offer Class A, B, C, N and
   Y shares with the following exceptions:

      The following funds only offer Class A shares:
      Centennial America Fund, L.P.           Centennial New York Tax Exempt
                                              Trust
      Centennial California Tax Exempt Trust  Centennial Tax Exempt Trust
      Centennial Government Trust             Oppenheimer Money Market Fund, Inc.
      Centennial Money Market Trust

      The following funds do not offer Class N shares:
      Oppenheimer California Municipal Fund   Oppenheimer Pennsylvania Municipal
                                              Fund
      Oppenheimer Limited Term Municipal Fund Oppenheimer Rochester National
                                              Municipals
      Oppenheimer Municipal Bond Fund         Oppenheimer Senior Floating Rate
                                              Fund
      Oppenheimer New Jersey Municipal Fund   Limited Term New York Municipal
                                              Fund
      Oppenheimer New York Municipal Fund     Rochester Fund Municipals

      The following funds do not offer Class Y shares:
      Oppenheimer California Municipal Fund   Oppenheimer Limited Term Municipal
                                              Fund
      Oppenheimer Capital Income Fund         Oppenheimer New Jersey Municipal
                                              Fund
      Oppenheimer Cash Reserves               Oppenheimer New York Municipal Fund
      Oppenheimer Champion Income Fund        Oppenheimer Pennsylvania Municipal
                                              Fund
      Oppenheimer Convertible Securities Fund Oppenheimer Rochester National
                                              Municipals
      Oppenheimer Disciplined Allocation Fund Oppenheimer Senior Floating Rate
                                              Fund
      Oppenheimer Gold & Special Minerals     Oppenheimer Small Cap Value Fund
      Fund
      Oppenheimer International Small         Limited Term New York Municipal
      Company Fund                            Fund

o     Class Y shares of Oppenheimer Real Asset Fund may not be
         exchanged for shares of any other fund.
o     Class B, Class C and Class N shares of Oppenheimer Cash Reserves are generally available only by exchange from the same class of shares of other Oppenheimer funds or through
         OppenheimerFunds-sponsored 401(k) plans.
o     Class M shares of Oppenheimer Convertible Securities Fund may be exchanged only for Class A shares of other Oppenheimer funds.
         They may not be acquired by exchange of shares of any class of any other Oppenheimer funds except Class A shares of
         Oppenheimer Money Market Fund or Oppenheimer Cash Reserves
         acquired by exchange of Class M shares.
o     Class X shares of Limited Term New York Municipal Fund may be exchanged only for Class B shares of other Oppenheimer funds and no exchanges may be made to Class X shares.
o     Shares of Oppenheimer Capital Preservation Fund may not be
         exchanged for shares of Oppenheimer Money Market Fund, Inc.,
         Oppenheimer Cash Reserves or Oppenheimer Limited-Term
         Government Fund.  Only participants in certain retirement
         plans may purchase shares of Oppenheimer Capital Preservation
         Fund, and only those participants may exchange shares of other
         Oppenheimer funds for shares of Oppenheimer Capital
         Preservation Fund.
o     Class A shares of Oppenheimer Senior Floating Rate Fund are not available by exchange of shares of Oppenheimer Money Market
         Fund or Class A shares of Oppenheimer Cash Reserves.
o     Shares of Oppenheimer Select Managers Mercury Advisors S&P Index
         Fund and Oppenheimer Select Managers QM Active Balanced Fund
         are only available to retirement plans and are available only by exchange from the same class of shares of other Oppenheimer funds held by retirement plans.
o     Class A shares of Oppenheimer funds may be exchanged at net asset value for shares of any money market fund offered by the
         Distributor. Shares of any money market fund purchased without a sales charge may be exchanged for shares of Oppenheimer
         funds offered with a sales charge upon payment of the sales charge. They may also be used to purchase shares of
         Oppenheimer funds subject to an early withdrawal charge or contingent deferred sales charge.
o     Shares of Oppenheimer Money Market Fund, Inc. purchased with the redemption proceeds of shares of other mutual funds (other than funds managed by the Manager or its subsidiaries)
         redeemed within the 30 days prior to that purchase may
         subsequently be exchanged for shares of other Oppenheimer
         funds without being subject to an initial sales charge or
         contingent deferred sales charge. To qualify for that
         privilege, the investor or the investor's dealer must notify the Distributor of
         eligibility for this privilege at the time the shares of
         Oppenheimer Money Market Fund, Inc. are purchased. If
         requested, they must supply proof of entitlement to this
         privilege.
o     Shares of the Fund acquired by reinvestment of dividends or distributions from any of the other Oppenheimer funds or from any unit investment trust for which reinvestment arrangements have been made with the Distributor may be exchanged at net asset value for shares of any of the Oppenheimer funds.

      The Fund may amend, suspend or terminate the exchange privilege at any time. Although the Fund may impose these changes at any time, it will provide you with notice of those changes whenever it is required to do so by applicable law. It may be required to provide 60 days'
notice prior to materially amending or terminating the exchange privilege. That 60 day notice is not required in extraordinary circumstances.

      |X|   How Exchanges Affect Contingent Deferred Sales Charges. No
contingent deferred sales charge is imposed on exchanges of shares of any class purchased subject to a contingent deferred sales charge, with the following exceptions:

o     When Class A shares of any Oppenheimer fund (other than Rochester
National Municipals and Rochester Fund Municipals) acquired by exchange of Class A shares of any Oppenheimer fund purchased subject to a Class
A contingent deferred sales charge are redeemed within 18 months measured from the beginning of the calendar month of the initial purchase of the exchanged Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares.

o     When Class A shares of Rochester National Municipals and
Rochester Fund Municipals acquired by exchange of Class A shares of any
Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed within 24 months of the beginning of the calendar month of the initial purchase of the exchanged Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares.

o     If any Class A shares of another Oppenheimer fund that are exchanged for Class A shares of Oppenheimer Senior Floating Rate Fund are subject to the Class A contingent deferred sales charge of the other Oppenheimer fund at the time of exchange, the holding period for that Class A contingent deferred sales charge will carry over to the
Class A shares of Oppenheimer Senior Floating Rate Fund acquired in the exchange. The Class A shares of Oppenheimer Senior Floating Rate Fund acquired in that exchange will be subject to the Class A Early
Withdrawal Charge of Oppenheimer Senior Floating Rate Fund if they are repurchased before the expiration of the holding period.

o     When Class A shares of Oppenheimer Cash Reserves and Oppenheimer
Money Market Fund, Inc. acquired by exchange of Class A shares of any
Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed within the Class A holding period of the fund from which the shares were exchanged, the Class A contingent deferred sales charge of the fund from which the shares were exchanged is imposed on the redeemed shares.

o     With respect to Class B shares, the Class B contingent deferred sales charge is imposed on Class B shares acquired by exchange if they are redeemed within six years of the initial purchase of the exchanged
Class B shares.

o     With respect to Class C shares, the Class C contingent deferred sales charge is imposed on Class C shares acquired by exchange if they are redeemed within 12 months of the initial purchase of the exchanged
Class C shares.

o     With respect to Class N shares, a 1% contingent deferred sales charge will be imposed if the retirement plan (not including IRAs and
403(b) plans) is terminated or Class N shares of all Oppenheimer funds are terminated as an investment option of the plan and Class N shares are redeemed within 18 months after the plan's first purchase of Class
N shares of any Oppenheimer fund or with respect to an individual retirement plan or 403(b) plan, Class N shares are redeemed within 18 months of the plan's first purchase of Class N shares of any
Oppenheimer fund.

o     When Class B, Class C or Class N shares are redeemed to effect an exchange, the priorities described in "How To Buy Shares" in the
Prospectus for the imposition of the Class B, Class C or Class N contingent deferred sales charge will be followed in determining the order in which the shares are exchanged. Before exchanging shares, shareholders should take into account how the exchange may affect any contingent deferred sales charge that might be imposed in the subsequent redemption of remaining shares.

      Shareholders owning shares of more than one class must specify which class of shares they wish to exchange.

      |X|   Limits on Multiple Exchange Orders. The Fund reserves the
right to reject telephone or written exchange requests submitted in bulk by anyone on behalf of more than one account.  The Fund may accept requests for exchanges of up to 50 accounts per day from
representatives of authorized dealers that qualify for this privilege.

      |X|   Telephone Exchange Requests. When exchanging shares by
telephone, a shareholder must have an existing account in the fund to which the exchange is to be made. Otherwise, the investors must obtain a prospectus of that fund before the exchange request may be submitted.
If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations), shareholders might not be able to request exchanges by telephone and would have to submit written exchange requests.

      |X|   Processing Exchange Requests. Shares to be exchanged are
redeemed on the regular business day the Transfer Agent receives an exchange request in proper form (the "Redemption Date").  Normally, shares of the fund to be acquired are purchased on the Redemption Date, but such purchases may be delayed by either fund up to five business days if it determines that it would be disadvantaged by an immediate transfer of the redemption proceeds.  The Fund reserves the right, in its discretion, to refuse any exchange request that may disadvantage
it. For example, if the receipt of multiple exchange requests from a dealer might require the disposition of portfolio securities at a time or at a price that might be disadvantageous to the Fund, the Fund may refuse the request.  When you exchange some or all of your shares from one fund to another, any special account feature such as an Asset
Builder Plan or Automatic Withdrawal Plan, will be switched to the new fund account unless you tell the Transfer Agent not to do so.  However, special redemption and exchange features such as Automatic Exchange
Plans and Automatic Withdrawal Plans cannot be switched to an account in Oppenheimer Senior Floating Rate Fund.

      In connection with any exchange request, the number of shares exchanged may be less than the number requested if the exchange or the number requested would include shares subject to a restriction cited in the Prospectus or this Statement of Additional Information, or would include shares covered by a share certificate that is not tendered with the request.  In those cases, only the shares available for exchange without restriction will be exchanged.

      The different Oppenheimer funds available for exchange have different investment objectives, policies and risks. A shareholder should assure that the fund selected is appropriate for his or her investment and should be aware of the tax consequences of an exchange.
For federal income tax purposes, an exchange transaction is treated as a redemption of shares of one fund and a purchase of shares of another.  "Reinvestment Privilege," above, discusses some of the tax consequences of reinvestment of redemption proceeds in such cases.  The
Fund, the Distributor, and the Transfer Agent are unable to provide investment, tax or legal advice to a shareholder in connection with an exchange request or any other investment transaction.

Dividends, Capital Gains and Taxes

Dividends and Distributions. The Fund has no fixed dividend rate and there can be no assurance as to the payment of any dividends or the realization of any capital gains. The dividends and distributions paid by a class of shares will vary from time to time depending on market conditions, the composition of the Fund's portfolio, and expenses borne by the Fund or borne separately by a class. Dividends are calculated in the same manner, at the same time, and on the same day for each class of shares. However, dividends on Class B, Class C and Class N shares are expected to be lower than dividends on Class A and Class Y shares.
That is because of the effect of the asset-based sales charge on Class
B, Class C and Class N shares. Those dividends will also differ in amount as a consequence of any difference in the net asset values of
Class A, Class B, Class C, Class N and Class Y shares.

      Dividends, distributions and proceeds of the redemption of Fund shares represented by checks returned to the Transfer Agent by the
Postal Service as undeliverable will be invested in shares of
Oppenheimer Money Market Fund, Inc. Reinvestment will be made as promptly as possible after the return of such checks to the Transfer
Agent, to enable the investor to earn a return on otherwise idle funds.
Unclaimed accounts may be subject to state escheatment laws, and the
Fund and the Transfer Agent will not be liable to shareholders or their representatives for compliance with those laws in good faith.

Tax Status of the Fund's Dividends, Distributions and Redemptions of
Shares.  The federal tax treatment of the Fund's dividends and capital gains distributions is briefly highlighted in the Prospectus. The following is only a summary of certain additional tax considerations generally affecting the Fund and its shareholders.

      The tax discussion in the Prospectus and this Statement of
Additional Information is based on tax law in effect on the date of the
Prospectus and this Statement of Additional Information. Those laws and regulations may be changed by legislative, judicial, or administrative action, sometimes with retroactive effect. State and local tax treatment of ordinary income dividends and capital gain dividends from regulated investment companies may differ from the treatment under the
Internal Revenue Code described below. Potential purchasers of shares of the Fund are urged to consult their tax advisers with specific reference to their own tax circumstances as well as the consequences of federal, state and local tax rules affecting an investment in the Fund.
|X|   Qualification as a Regulated Investment Company.  The Fund has
elected to be taxed as a regulated investment company under Subchapter
M of the Internal Revenue Code of 1986, as amended.  As a regulated investment company, the Fund is not subject to federal income tax on the portion of its net investment income (that is, taxable interest, dividends, and other taxable ordinary income, net of expenses) and capital gain net income (that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders. That qualification enables the Fund to "pass through" its income and realized capital gains to shareholders without having to pay tax on them. This avoids a "double tax" on that income and capital gains, since shareholders normally will be taxed on the dividends and capital gains they receive from the Fund (unless their Fund shares are held in a retirement account or the shareholder is otherwise exempt from tax).

      The Internal Revenue Code contains a number of complex tests relating to qualification that the Fund might not meet in a particular year. If it did not qualify as a regulated investment company, the Fund would be treated for tax purposes as an ordinary corporation and would receive no tax deduction for payments made to shareholders.

      To qualify as a regulated investment company, the Fund must distribute at least 90% of its investment company taxable income (in brief, net investment income and the excess of net short-term capital gain over net long-term capital loss) for the taxable year. The Fund must also satisfy certain other requirements of the Internal Revenue
Code, some of which are described below.  Distributions by the Fund made during the taxable year or, under specified circumstances, within
12 months after the close of the taxable year, will be considered distributions of income and gains for the taxable year and will therefore count toward satisfaction of the above-mentioned
requirement.

      To qualify as a regulated investment company, the Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and certain other income.

      In addition to satisfying the requirements described above, the
Fund must satisfy an asset diversification test in order to qualify as a regulated investment company.  Under that test, at the close of each quarter of the Fund's taxable year, at least 50% of the value of the
Fund's assets must consist of cash and cash items (including receivables), U.S. government securities, securities of other regulated investment companies, and securities of other issuers. As to each of those issuers, the Fund must not have invested more than 5% of the value of the Fund's total assets in securities of each such issuer and the Fund must not hold more than 10% of the outstanding voting securities of each such issuer. No more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses. For purposes of this test, obligations issued or guaranteed by certain agencies or instrumentalities of the U.S. government are treated as U.S. government securities.

|X|   Excise Tax on Regulated Investment Companies. Under the Internal
Revenue Code, by December 31 each year, the Fund must distribute 98% of its taxable investment income earned from January 1 through December 31 of that year and 98% of its capital gains realized in the period from
November 1 of the prior year through October 31 of the current year. If it does not, the Fund must pay an excise tax on the amounts not distributed. It is presently anticipated that the Fund will meet those requirements. To meet this requirement, in certain circumstances the
Fund might be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability. However, the
Board of Trustees and the Manager might determine in a particular year that it would be in the best interests of shareholders for the Fund not to make such distributions at the required levels and to pay the excise tax on the undistributed amounts. That would reduce the amount of income or capital gains available for distribution to shareholders.

|X|   Taxation   of   Fund    Distributions.    The   Fund   anticipates
distributing  substantially all of its investment company taxable income
for  each  taxable  year.  Those   distributions   will  be  taxable  to
shareholders  as ordinary  income and treated as  dividends  for federal income tax purposes.

      Special provisions of the Internal Revenue Code govern the eligibility of the Fund's dividends for the dividends-received deduction for corporate shareholders.  Long-term capital gains distributions are not eligible for the deduction.  The amount of dividends paid by the Fund that may qualify for the deduction is limited to the aggregate amount of qualifying dividends that the Fund derives from portfolio investments that the Fund has held for a minimum period, usually 46 days. A corporate shareholder will not be eligible for the deduction on dividends paid on Fund shares held for 45 days or less.  To the extent the Fund's dividends are derived from gross income from option premiums, interest income or short-term gains from the sale of securities or dividends from foreign corporations, those dividends will not qualify for the deduction.

      The Fund may either retain or distribute to shareholders its net capital gain for each taxable year.  The Fund currently intends to distribute any such amounts.  If net long term capital gains are distributed and designated as a capital gain distribution, it will be taxable to shareholders as a long-term capital gain and will be properly identified in reports sent to shareholders in January of each year. Such treatment will apply no matter how long the shareholder has held his or her shares or whether that gain was recognized by the Fund before the shareholder acquired his or her shares.

      If the Fund elects to retain its net capital gain, the Fund will be subject to tax on it at the 35% corporate tax rate. If the Fund elects to retain its net capital gain, the Fund will provide to shareholders of record on the last day of its taxable year information regarding their pro rata share of the gain and tax paid. As a result, each shareholder will be required to report his or her pro rata share of such gain on their tax return as long-term capital gain, will receive a refundable tax credit for his/her pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for his/her shares by an amount equal to the deemed distribution less the tax credit.

      Investment income that may be received by the Fund from sources within foreign countries may be subject to foreign taxes withheld at the source.  The United States has entered into tax treaties with many foreign countries which entitle the Fund to a reduced rate of, or exemption from, taxes on such income.

      Distributions by the Fund that do not constitute ordinary income dividends or capital gain distributions will be treated as a return of capital to the extent of the shareholder's tax basis in their shares.
Any excess will be treated as gain from the sale of those shares, as discussed below. Shareholders will be advised annually as to the U.S.
federal income tax consequences of distributions made (or deemed made)
during the year. If prior distributions made by the Fund must be re-characterized as a non-taxable return of capital at the end of the fiscal year as a result of the effect of the Fund's investment policies, they will be identified as such in notices sent to shareholders.
      Distributions by the Fund will be treated in the manner described above regardless of whether the distributions are paid in cash or reinvested in additional shares of the Fund (or of another fund).
Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

      The Fund will be required in certain cases to withhold 30% (29%
for payments after December 31, 2003) of ordinary income dividends, capital gains distributions and the proceeds of the redemption of shares, paid to any shareholder (1) who has failed to provide a correct
                                                                -------
taxpayer identification number or to properly certify that number when required, (2) who is subject to backup withholding for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the Fund that the shareholder is not subject to backup withholding or is an "exempt recipient" (such as a corporation). All income and any tax withheld by the Fund is remitted by the Fund to the U.S. Treasury and is identified in reports mailed to shareholders in January of each year.

|X|   Tax Effects of Redemptions of Shares. If a shareholder redeems all or a portion of his/her shares, the shareholder will recognize a
                -
gain or loss on the redeemed shares in an amount equal to the difference between the proceeds of the redeemed shares and the shareholder's adjusted tax basis in the shares.  All or a portion of any loss recognized in that manner may be disallowed if the shareholder purchases other shares of the Fund within 30 days before or after the redemption.

      In general, any gain or loss arising from the redemption of shares of the Fund will be considered capital gain or loss, if the shares were held as a capital asset. It will be long-term capital gain or loss if the shares were held for more than one year.  However, any capital loss arising from the redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on those shares. Special holding period rules under the Internal Revenue Code apply in this case to determine the holding period of shares and there are limits on the deductibility of capital losses in any year.

|X|   Foreign Shareholders.  Under U.S. tax law, taxation of a
shareholder who is a foreign person (to include, but not limited to, a nonresident alien individual, a foreign trust, a foreign estate, a foreign corporation, or a foreign partnership) primarily depends on whether the foreign person's income from the Fund is effectively connected with the conduct of a U.S. trade or business. Typically, ordinary income dividends paid from a mutual fund are not considered
"effectively connected" income.

      Ordinary income dividends that are paid by the Fund (and are deemed not "effectively connected income") to foreign persons will be subject to a U.S. tax withheld by the Fund at a rate of 30%, provided the Fund obtains a properly completed and signed Certificate of Foreign
Status. The tax rate may be reduced if the foreign person's country of residence has a tax treaty with the U.S. allowing for a reduced tax rate on ordinary income dividends paid by the Fund. All income and any tax withheld by the Fund is remitted by the Fund to the U.S. Treasury and is identified in reports mailed to shareholders in March of each year.

      If the ordinary income dividends from the Fund are effectively
                                                     ---
connected with the conduct of a U.S. trade or business, then the foreign person may claim an exemption from the U.S. tax described above provided the Fund obtains a properly completed and signed Certificate of Foreign Status.
      If the foreign person fails to provide a certification of his/her foreign status, the Fund will be required to withhold U.S. tax at a rate of 30% (29% for payments after December 31, 2003) on ordinary income dividends, capital gains distributions and the proceeds of the redemption of shares, paid to any foreign person. All income and any tax withheld (in this situation) by the Fund is remitted by the Fund to the U.S. Treasury and is identified in reports mailed to shareholders in January of each year.

      The tax consequences to foreign persons entitled to claim the benefits of an applicable tax treaty may be different from those described herein.  Foreign shareholders are urged to consult their own tax advisors or the U.S. Internal Revenue Service with respect to the particular tax consequences to them of an investment in the Fund, including the applicability of the U.S. withholding taxes described above.

Dividend Reinvestment in Another Fund.  Shareholders of the Fund may
elect to reinvest all dividends and/or capital gains distributions in shares of the same class of any of the other Oppenheimer funds listed above. Reinvestment will be made without sales charge at the net asset value per share in effect at the close of business on the payable date of the dividend or distribution. To elect this option, the shareholder must notify the Transfer Agent in writing and must have an existing account in the fund selected for reinvestment. Otherwise the shareholder first must obtain a prospectus for that fund and an application from the Distributor to establish an account. Dividends and/or distributions from shares of certain other Oppenheimer funds
(other than Oppenheimer Cash Reserves) may be invested in shares of this Fund on the same basis.

Additional Information About the Fund

The Distributor.  The Fund's shares are sold through dealers, brokers and other financial institutions that have a sales agreement with
OppenheimerFunds Distributor, Inc., a subsidiary of the Manager that acts as the Fund's Distributor.  The Distributor also distributes shares of the other Oppenheimer funds and is sub-distributor for funds managed by a subsidiary of the Manager.

The Transfer Agent. OppenheimerFunds Services, the Fund's Transfer
Agent, is a division of the Manager. It is responsible for maintaining the Fund's shareholder registry and shareholder accounting records, and for paying dividends and distributions to shareholders. It also handles shareholder servicing and administrative functions. It serves as the
Transfer Agent for an annual per account fee. It also acts as shareholder servicing agent for the other Oppenheimer funds.
Shareholders should direct inquiries about their accounts to the
Transfer Agent at the address and toll-free numbers shown on the back cover.

The Custodian. Citibank, N.A. is the custodian of the Fund's assets.
The custodian's responsibilities include safeguarding and controlling the Fund's portfolio securities and handling the delivery of such securities to and from the Fund.  It is the practice of the Fund to deal with the custodian in a manner uninfluenced by any banking relationship the custodian may have with the Manager and its affiliates.  The Fund's cash balances with the custodian in excess of
$100,000 are not protected by federal deposit insurance.  Those uninsured balances at times may be substantial.

Independent Auditors. KPMG LLP is the independent auditor of the Fund.
The firm audits the Fund's financial statements and performs other related audit services. KPMG LLP also acts as auditor for certain other funds advised by the Manager and its affiliates.

INDEPENDENT AUDITORS' REPORT

--------------------------------------------------------------------------------
 THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
 OPPENHEIMER TRINITY CORE FUND:
 We have audited the accompanying statement of assets and
liabilities of
 Oppenheimer Trinity Core Fund, including the statement of
investments, as of
 July 31, 2002, and the related statement of operations for
the year then ended,
 the statements of changes in net assets for each of the two years in the period
 then ended, and the financial highlights for each of the two years in the
 period then ended, and the period from September 1, 1999
(inception of
 offering) to July 31, 2000. These financial statements and
financial highlights
 are the responsibility of the Fund's management. Our
responsibility is to
 express an opinion on these financial statements and
financial highlights based
 on our audits.
    We conducted our audits in accordance with auditing
standards generally
 accepted in the United States of America. Those standards
require that we plan
 and perform the audit to obtain reasonable assurance about
whether the
 financial statements and financial highlights are free of
material
 misstatement. An audit includes examining, on a test basis, evidence supporting
 the amounts and disclosures in the financial statements. Our procedures
 included confirmation of securities owned as of July 31,
2002, by
 correspondence with the custodian. An audit also includes
assessing the
 accounting principles used and significant estimates made by management, as
 well as evaluating the overall financial statement
presentation. We believe
 that our audits provide a reasonable basis for our opinion.
    In our opinion, the financial statements and financial
highlights referred
 to above present fairly, in all material respects, the
financial position of
 Oppenheimer Trinity Core Fund as of July 31, 2002, the
results of its
 operations for the year then ended, the changes in its net
assets for each of
 the two years in the period then ended, and the financial
highlights for each
 of the two years in the period then ended, and the period
from September 1,
 1999 (inception of offering) to July 31, 2000, in conformity with accounting
 principles generally accepted in the United States of
America.

 KPMG LLP

 Denver, Colorado
 August 21, 2002

STATEMENT OF INVESTMENTS  JULY 31, 2002

MARKET VALUE

SHARES     SEE NOTE 1
================================================================================
 COMMON STOCKS--97.7%
--------------------------------------------------------------------------------
 CONSUMER DISCRETIONARY--16.9%
--------------------------------------------------------------------------------
 AUTO COMPONENTS--1.4%
 Dana Corp.
1,300     $   20,904
--------------------------------------------------------------------------------
 Delphi Corp.
5,200         51,792
--------------------------------------------------------------------------------
 Johnson Controls, Inc.
400         32,408

------------

105,104

--------------------------------------------------------------------------------
 AUTOMOBILES--1.2%
 General Motors Corp.
1,900         88,445
--------------------------------------------------------------------------------
 HOTELS, RESTAURANTS & LEISURE--0.4%
 Harrah's Entertainment, Inc.(1)
600         28,392
--------------------------------------------------------------------------------
 HOUSEHOLD DURABLES--0.6%
 Maytag Corp.
600         19,878
--------------------------------------------------------------------------------
 Whirlpool Corp.
500         28,685

------------

48,563

--------------------------------------------------------------------------------
 MEDIA--4.2%
 AOL Time Warner, Inc.(1)
8,700        100,050
--------------------------------------------------------------------------------
 Comcast Corp., Cl. A Special(1)
3,400         71,060
--------------------------------------------------------------------------------
 Interpublic Group of Cos., Inc.
2,400         50,184
--------------------------------------------------------------------------------
 Knight-Ridder, Inc.
700         42,385
--------------------------------------------------------------------------------
 McGraw-Hill Cos., Inc. (The)
900         56,295

------------

319,974

--------------------------------------------------------------------------------
 MULTILINE RETAIL--4.2%
 Nordstrom, Inc.
1,900         35,910
--------------------------------------------------------------------------------
 Sears Roebuck & Co.
1,800         84,906
--------------------------------------------------------------------------------
 Target Corp.
2,000         66,700
--------------------------------------------------------------------------------
 Wal-Mart Stores, Inc.
2,700        132,786

------------

320,302

--------------------------------------------------------------------------------
 SPECIALTY RETAIL--4.9%
 Best Buy Co., Inc.(1)
1,800         59,220
--------------------------------------------------------------------------------
 Home Depot, Inc.
4,500        138,960
--------------------------------------------------------------------------------
 Lowe's Cos., Inc.
2,400         90,840
--------------------------------------------------------------------------------
 Office Depot, Inc.(1)
2,100         27,258
--------------------------------------------------------------------------------
 Staples, Inc.(1)
3,200         53,408

------------

369,686

                       12 | OPPENHEIMER TRINITY CORE FUND
                          |

MARKET VALUE

SHARES     SEE NOTE 1
================================================================================
 CONSUMER STAPLES--11.1%
--------------------------------------------------------------------------------
 BEVERAGES--3.0%
 Adolph Coors Co., Cl. B
800     $   48,328
--------------------------------------------------------------------------------
 Coca-Cola Co. (The)
700         34,958
--------------------------------------------------------------------------------
 PepsiCo, Inc.
3,300        141,702

------------

224,988

--------------------------------------------------------------------------------
 FOOD & DRUG RETAILING--3.1%
 Kroger Co. (The)(1)
2,700         52,596
--------------------------------------------------------------------------------
 Sysco Corp.
3,200         83,360
--------------------------------------------------------------------------------
 Walgreen Co.
2,900        102,457

------------

238,413

--------------------------------------------------------------------------------
 FOOD PRODUCTS--1.1%
 Heinz (H.J.) Co.
2,100         80,745
--------------------------------------------------------------------------------
 HOUSEHOLD PRODUCTS--1.5%
 Colgate-Palmolive Co.
1,700         87,295
--------------------------------------------------------------------------------
 Procter & Gamble Corp. (The)
300         26,697

------------

113,992

--------------------------------------------------------------------------------
 PERSONAL PRODUCTS--2.1%
 Alberto-Culver Co., Cl. B
1,000         47,510
--------------------------------------------------------------------------------
 Gillette Co.
3,300        108,504

------------

156,014

--------------------------------------------------------------------------------
 TOBACCO--0.3%
 Philip Morris Cos., Inc.
500         23,025
--------------------------------------------------------------------------------
 ENERGY--6.3%
--------------------------------------------------------------------------------
 OIL & GAS--6.3%
 Anadarko Petroleum Corp.
1,400         60,900
--------------------------------------------------------------------------------
 Apache Corp.
440         22,660
--------------------------------------------------------------------------------
 Burlington Resources, Inc.
700         25,585
--------------------------------------------------------------------------------
 ChevronTexaco Corp.
1,700        127,500
--------------------------------------------------------------------------------
 Devon Energy Corp.
1,500         62,520
--------------------------------------------------------------------------------
 Exxon Mobil Corp.
4,000        147,040
--------------------------------------------------------------------------------
 Occidental Petroleum Corp.
1,100         29,799

------------

476,004

--------------------------------------------------------------------------------
 FINANCIALS--18.0%
--------------------------------------------------------------------------------
 BANKS--2.2%
 Bank of America Corp.
300         19,950
--------------------------------------------------------------------------------
 BB&T Corp.
1,500         55,530
--------------------------------------------------------------------------------
 FleetBoston Financial Corp.
4,000         92,800

------------

168,280

                       13 | OPPENHEIMER TRINITY CORE FUND
                          |

STATEMENT OF INVESTMENTS  CONTINUED

MARKET VALUE

SHARES     SEE NOTE 1
================================================================================
 DIVERSIFIED FINANCIALS--10.1%
 AMBAC Financial Group, Inc.
600      $  37,818
--------------------------------------------------------------------------------
 Bear Stearns Cos., Inc. (The)
800         48,176
--------------------------------------------------------------------------------
 Capital One Financial Corp.
1,400         44,380
--------------------------------------------------------------------------------
 Citigroup, Inc.
6,300        211,302
--------------------------------------------------------------------------------
 Household International, Inc.
2,000         85,340
--------------------------------------------------------------------------------
 J.P. Morgan Chase & Co.
1,900         47,424
--------------------------------------------------------------------------------
 MBNA Corp.
4,800         93,072
--------------------------------------------------------------------------------
 Merrill Lynch & Co., Inc.
2,500         89,125
--------------------------------------------------------------------------------
 Morgan Stanley
2,800        112,980

------------

769,617

--------------------------------------------------------------------------------
 INSURANCE--5.7%
 Allstate Corp.
800         30,408
--------------------------------------------------------------------------------
 American International Group, Inc.
1,100         70,312
--------------------------------------------------------------------------------
 Aon Corp.
2,500         59,375
--------------------------------------------------------------------------------
 Chubb Corp.
600         38,934
--------------------------------------------------------------------------------
 Lincoln National Corp.
1,400         51,366
--------------------------------------------------------------------------------
 MBIA, Inc.
1,000         49,590
--------------------------------------------------------------------------------
 MGIC Investment Corp.
1,000         63,000
--------------------------------------------------------------------------------
 XL Capital Ltd., Cl. A
900         66,690

------------

429,675

--------------------------------------------------------------------------------
 HEALTH CARE--13.4%
--------------------------------------------------------------------------------
 BIOTECHNOLOGY--1.3%
 Wyeth
2,500         99,750
--------------------------------------------------------------------------------
 HEALTH CARE PROVIDERS & SERVICES--3.2%
 Aetna, Inc.
1,100         48,048
--------------------------------------------------------------------------------
 Cigna Corp.
700         63,000
--------------------------------------------------------------------------------
 Quintiles Transnational Corp.(1)
3,900         38,727
--------------------------------------------------------------------------------
 UnitedHealth Group, Inc.
1,100         96,426

------------

246,201

--------------------------------------------------------------------------------
 PHARMACEUTICALS--8.9%
 Abbott Laboratories
2,000         82,820
--------------------------------------------------------------------------------
 Forest Laboratories, Inc.(1)
800         61,976
--------------------------------------------------------------------------------
 Johnson & Johnson
3,100        164,300
--------------------------------------------------------------------------------
 Merck & Co., Inc.
1,200         59,520
--------------------------------------------------------------------------------
 Pfizer, Inc.
8,275        267,696
--------------------------------------------------------------------------------
 Schering-Plough Corp.
1,400         35,700

------------

672,012

                       14 | OPPENHEIMER TRINITY CORE FUND
                          |

MARKET VALUE

SHARES     SEE NOTE 1
================================================================================
 INDUSTRIALS--11.0%
--------------------------------------------------------------------------------
 AEROSPACE & DEFENSE--1.9%
 Goodrich Corp.
1,000      $  22,310
--------------------------------------------------------------------------------
 Honeywell International, Inc.
1,400         45,304
--------------------------------------------------------------------------------
 Northrop Grumman Corp.
700         77,490

------------

145,104

--------------------------------------------------------------------------------
 AIRLINES--0.5%
 Delta Air Lines, Inc.
2,500         38,950
--------------------------------------------------------------------------------
 COMMERCIAL SERVICES & SUPPLIES--1.4%
 First Data Corp.
2,400         83,880
--------------------------------------------------------------------------------
 Sabre Holdings Corp.(1)
900         23,868

------------

107,748

--------------------------------------------------------------------------------
 INDUSTRIAL CONGLOMERATES--6.3%
 3M Co.
1,000        125,830
--------------------------------------------------------------------------------
 General Electric Co.
10,900        350,980

------------

476,810

--------------------------------------------------------------------------------
 MACHINERY--0.5%
 Ingersoll-Rand Co., Cl. A
900         34,551
--------------------------------------------------------------------------------
 TRADING COMPANIES & DISTRIBUTORS--0.4%
 Grainger (W.W.), Inc.
600         29,424
--------------------------------------------------------------------------------
 INFORMATION TECHNOLOGY--12.2%
--------------------------------------------------------------------------------
 COMMUNICATIONS EQUIPMENT--1.6%
 Avaya, Inc.(1)
1,700          2,533
--------------------------------------------------------------------------------
 Cisco Systems, Inc.(1)
4,500         59,355
--------------------------------------------------------------------------------
 Motorola, Inc.
5,000         58,000

------------

119,888

--------------------------------------------------------------------------------
 COMPUTERS & PERIPHERALS--3.7%
 Apple Computer, Inc.(1)
2,200         33,572
--------------------------------------------------------------------------------
 Hewlett-Packard Co.
5,800         82,070
--------------------------------------------------------------------------------
 International Business Machines Corp.
1,700        119,680
--------------------------------------------------------------------------------
 Lexmark International, Inc., Cl. A(1)
700         34,216
--------------------------------------------------------------------------------
 NCR Corp.(1)
500         13,155

------------

282,693

--------------------------------------------------------------------------------
 IT CONSULTING & SERVICES--1.2%
 Computer Sciences Corp.(1)
700         25,900
--------------------------------------------------------------------------------
 Electronic Data Systems Corp.
1,400         51,478
--------------------------------------------------------------------------------
 Unisys Corp.(1)
2,200         16,544

------------

93,922

                       15 | OPPENHEIMER TRINITY CORE FUND
                          |

STATEMENT OF INVESTMENTS  CONTINUED

MARKET VALUE

SHARES     SEE NOTE 1
================================================================================
 SEMICONDUCTOR EQUIPMENT & PRODUCTS--2.4%
 Intel Corp.
7,300     $  137,167
--------------------------------------------------------------------------------
 Maxim Integrated Products, Inc.(1)
1,200         42,216

------------

179,383

--------------------------------------------------------------------------------
 SOFTWARE--3.3%
 Intuit, Inc.(1)
600         26,388
--------------------------------------------------------------------------------
 Microsoft Corp.(1)
4,700        225,506

------------

251,894

--------------------------------------------------------------------------------
 MATERIALS--2.6%
--------------------------------------------------------------------------------
 CHEMICALS--1.3%
 Du Pont (E.I.) de Nemours & Co.
2,400        100,584
--------------------------------------------------------------------------------
 CONTAINERS & PACKAGING--0.3%
 Ball Corp.
500         21,510
--------------------------------------------------------------------------------
 METALS & MINING--0.4%
 Allegheny Technologies, Inc.
2,900         27,753
--------------------------------------------------------------------------------
 PAPER & FOREST PRODUCTS--0.6%
 International Paper Co.
1,200         47,784
--------------------------------------------------------------------------------
 TELECOMMUNICATION SERVICES--2.6%
--------------------------------------------------------------------------------
 DIVERSIFIED TELECOMMUNICATION SERVICES--2.6%
 Sprint Corp. (Fon Group)
5,500         51,425
--------------------------------------------------------------------------------
 Verizon Communications, Inc.
4,400        145,200

------------

196,625

--------------------------------------------------------------------------------
 UTILITIES--3.6%
--------------------------------------------------------------------------------
 ELECTRIC UTILITIES--1.2%
 Mirant Corp.(1)
2,000          7,200
--------------------------------------------------------------------------------
 Reliant Energy, Inc.
800          8,048
--------------------------------------------------------------------------------
 TXU Corp.
1,800         77,634

------------

92,882

--------------------------------------------------------------------------------
 GAS UTILITIES--2.4%
 El Paso Corp.
2,200         31,790
--------------------------------------------------------------------------------
 KeySpan Corp.
1,200         41,880
--------------------------------------------------------------------------------
 NiSource, Inc.
2,500         49,500
--------------------------------------------------------------------------------
 Sempra Energy
2,728         57,834

------------

181,004

------------
 Total Common Stocks (Cost
$8,821,291)                               7,407,691

                       16 | OPPENHEIMER TRINITY CORE FUND
                          |

PRINCIPAL   MARKET VALUE

AMOUNT     SEE NOTE 1
================================================================================
 JOINT REPURCHASE AGREEMENTS--2.1%
--------------------------------------------------------------------------------
 Undivided interest of 0.07% in joint repurchase
 agreement with Banc One Capital Markets, Inc.,
 1.77%, dated 7/31/02, to be repurchased at
 $212,462,446 on 8/1/02, collateralized by U.S.
 Treasury Bonds, 7.50%, 11/15/16, with a value of
 $110,819,035, U.S. Treasury Nts., 3.625%--6.50%,
 8/31/03--2/15/10, with a value of $71,070,747 and
 U.S. Treasury Bills, 12/26/02, with a value of
 $34,953,398 (Cost $155,000)
$155,000     $  155,000

--------------------------------------------------------------------------------
 TOTAL INVESTMENTS, AT VALUE (COST $8,976,291)
99.8%     7,562,691
--------------------------------------------------------------------------------
 OTHER ASSETS NET OF LIABILITIES
0.2         18,043

-------------------------
 NET ASSETS
100.0%    $7,580,734

=========================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                       17 | OPPENHEIMER TRINITY CORE FUND
                          |

STATEMENT OF ASSETS AND LIABILITIES  JULY 31, 2002

================================================================================
 ASSETS
--------------------------------------------------------------------------------
 Investments, at value (cost $8,976,291)--see accompanying

statement
$7,562,691
--------------------------------------------------------------------------------

Cash
803
--------------------------------------------------------------------------------
 Receivables and other assets:
 Shares of beneficial interest
sold                                      26,765
 Investments
sold
14,286
 Interest and
dividends
7,672

Other
498

------------
 Total
assets
7,612,715

================================================================================
 LIABILITIES
--------------------------------------------------------------------------------
 Payables and other liabilities:
 Legal, auditing and other professional
fees                             12,236
 Shares of beneficial interest
redeemed                                   7,821
 Shareholder
reports
4,645
 Transfer and shareholder servicing agent
fees                            4,521
 Distribution and service plan
fees                                       1,442
 Trustees'
compensation
938

Other
378

------------
 Total
liabilities
31,981

================================================================================
 NET
ASSETS
$ 7,580,734

============

================================================================================
 COMPOSITION OF NET ASSETS
--------------------------------------------------------------------------------
 Paid-in
capital
$10,643,174
--------------------------------------------------------------------------------
 Overdistributed net investment
income                                     (930)
--------------------------------------------------------------------------------
 Accumulated net realized loss on investment
transactions            (1,647,910)
--------------------------------------------------------------------------------
 Net unrealized depreciation on
investments                          (1,413,600)

------------
 NET
ASSETS
$ 7,580,734

============

                       18 | OPPENHEIMER TRINITY CORE FUND
                          |

================================================================================
 NET ASSET VALUE PER SHARE
--------------------------------------------------------------------------------
 Class A Shares:
 Net asset value and redemption price per share (based on net assets of $4,270,073 and 627,585 shares of beneficial
 interest
outstanding)
$6.80
 Maximum offering price per share (net asset value plus sales charge of 5.75% of offering
price)                                       $7.21
--------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes applicable
 contingent deferred sales charge) and offering price per
 share (based on net assets of $1,769,611 and 266,580 shares of beneficial interest
outstanding)                                      $6.64
--------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes applicable
 contingent deferred sales charge) and offering price per
 share (based on net assets of $1,337,332 and 200,949 shares of beneficial interest
outstanding)                                      $6.66
--------------------------------------------------------------------------------
 Class N Shares:
 Net asset value, redemption price (excludes applicable
 contingent deferred sales charge) and offering price per
 share (based on net assets of $82,236 and 12,143 shares of
 beneficial interest
outstanding)                                         $6.77
--------------------------------------------------------------------------------
 Class Y Shares:
 Net asset value, redemption price and offering price per
 share (based on net assets of $121,482 and 17,346 shares of beneficial interest
outstanding)                                         $7.00

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                       19 | OPPENHEIMER TRINITY CORE FUND
                          |

STATEMENT OF OPERATIONS  FOR THE YEAR ENDED JULY 31, 2002

================================================================================
 INVESTMENT INCOME
--------------------------------------------------------------------------------
 Dividends (net of foreign withholding taxes of
$1,090)             $   107,984
--------------------------------------------------------------------------------

Interest
5,192

------------
 Total investment
income                                                113,176

================================================================================
 EXPENSES
--------------------------------------------------------------------------------
 Management
fees
59,119
--------------------------------------------------------------------------------
 Distribution and service plan fees:
 Class
A
10,327
 Class
B
17,349
 Class
C
13,478
 Class
N
355
--------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Class
A
28,445
 Class
B
10,688
 Class
C
8,273
 Class
N
473
 Class
Y
2,562
--------------------------------------------------------------------------------
 Shareholder
reports
27,998
--------------------------------------------------------------------------------
 Legal, auditing and other professional
fees                             11,983
--------------------------------------------------------------------------------
 Custodian fees and
expenses                                                 12

Other
2,800

------------
 Total
expenses
193,862
 Less reduction to custodian
expenses                                       (12)
 Less voluntary waiver of transfer and shareholder servicing agent fees--Class A, B, C and
N                                      (14,371)
 Less voluntary waiver of transfer and shareholder servicing agent fees--Class
Y                                                   (2,417)

------------
 Net
expenses
177,062

================================================================================
 NET INVESTMENT
LOSS
(63,886)

================================================================================
 REALIZED AND UNREALIZED LOSS
--------------------------------------------------------------------------------
 Net realized loss on
investments                                      (754,452)
--------------------------------------------------------------------------------
 Net change in unrealized depreciation on
investments                (1,279,863)

------------
 Net realized and unrealized
loss                                    (2,034,315)

================================================================================
 NET DECREASE IN NET ASSETS RESULTING FROM
OPERATIONS               $(2,098,201)

============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                       20 | OPPENHEIMER TRINITY CORE FUND
                          |

STATEMENTS OF CHANGES IN NET ASSETS

 YEAR ENDED JULY 31,
2002          2001
================================================================================
 OPERATIONS
--------------------------------------------------------------------------------
 Net investment loss                                  $
(63,886)   $  (54,363)
--------------------------------------------------------------------------------
 Net realized loss
(754,452)     (852,034)
--------------------------------------------------------------------------------
 Net change in unrealized depreciation
(1,279,863)     (414,078)

--------------------------
 Net decrease in net assets resulting from operations
(2,098,201)   (1,320,475)

================================================================================
 BENEFICIAL INTEREST TRANSACTIONS
--------------------------------------------------------------------------------
 Net increase (decrease) in net assets resulting from
 beneficial interest transactions:
 Class A
753,354      (380,294)
 Class B
805,690       546,688
 Class C
429,039       480,795
 Class N
105,713         1,000
 Class Y
65,834       123,492

================================================================================
 NET ASSETS
--------------------------------------------------------------------------------
 Total increase (decrease)
61,429      (548,794)
--------------------------------------------------------------------------------
 Beginning of period
7,519,305     8,068,099

--------------------------
 End of period [including overdistributed net
 investment income $930 and $794, respectively]       $
7,580,734    $7,519,305

===========    ==========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                       21 | OPPENHEIMER TRINITY CORE FUND
                          |

 FINANCIAL HIGHLIGHTS

 CLASS A  YEAR ENDED JULY 31,
2002      2001      2000(1)
========================================================================================

 PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------
 Net asset value, beginning of period                      $
8.78    $10.30   $ 10.00
----------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)
(.04)     (.04)      .02
 Net realized and unrealized gain (loss)
(1.94)    (1.48)      .30

-----------------------------
 Total from investment operations
(1.98)    (1.52)      .32
----------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment
income                          --        --        --(2)
 Dividends in excess of net investment
income                  --        --      (.02)

-----------------------------
 Total dividends and/or distributions
 to
shareholders
--        --      (.02)
----------------------------------------------------------------------------------------
 Net asset value, end of period
$6.80     $8.78    $10.30

=============================

========================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(3)
(22.55)%  (14.76)%    3.18%
----------------------------------------------------------------------------------------

========================================================================================
 RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)
$4,270    $4,737    $5,918
----------------------------------------------------------------------------------------
 Average net assets (in thousands)
$4,625    $5,173    $3,959
----------------------------------------------------------------------------------------
 Ratios to average net assets:(4)
 Net investment income (loss)
(0.52)%   (0.40)%    0.14%
 Expenses
2.13%     1.68%     1.46%
 Expenses, net of reduction to custodian expenses
 and/or voluntary waiver of transfer agent fees
1.95%     1.68%     1.41%
----------------------------------------------------------------------------------------
 Portfolio turnover rate
105%      164%      195%

1. For the period from September 1, 1999 (inception of
offering) to July 31, 2000.
2. Less than $0.005 per share.
3. Assumes an investment on the business day before the first day of the fiscal
period (or inception of offering), with all dividends and
distributions reinvested in
additional shares on the reinvestment date, and redemption at the net asset value
calculated on the last business day of the fiscal period.
Sales charges are not
reflected in the total returns. Total returns are not
annualized for periods of less
than one full year.
4. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                       22 | OPPENHEIMER TRINITY CORE FUND
                          |

 CLASS B YEAR ENDED JULY 31,
2002      2001      2000(1)
========================================================================================

 PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------
 Net asset value, beginning of period                      $
8.63    $10.22   $ 10.00
----------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss
(.06)     (.10)     (.02)
 Net realized and unrealized gain (loss)
(1.93)    (1.49)      .25

-----------------------------
 Total from investment operations
(1.99)    (1.59)      .23
----------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment
income                          --        --        --(2)
 Dividends in excess of net investment
income                  --        --      (.01)

-----------------------------
 Total dividends and/or distributions
 to
shareholders
--        --      (.01)
----------------------------------------------------------------------------------------
 Net asset value, end of period
$6.64     $8.63    $10.22

=============================

========================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(3)
(23.06)%  (15.56)%    2.31%
----------------------------------------------------------------------------------------

========================================================================================
 RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)
$1,770    $1,434    $1,160
----------------------------------------------------------------------------------------
 Average net assets (in thousands)
$1,736    $1,388    $  386
----------------------------------------------------------------------------------------
 Ratios to average net assets:(4)
 Net investment loss
(1.27)%   (1.32)%   (0.73)%
 Expenses
2.91%     2.57%     2.33%
 Expenses, net of reduction to custodian expenses
 and/or voluntary waiver of transfer agent fees
2.73%     2.57%     2.28%
----------------------------------------------------------------------------------------
 Portfolio turnover rate
105%      164%      195%

1. For the period from September 1, 1999 (inception of
offering) to July 31, 2000.
2. Less than $0.005 per share.
3. Assumes an investment on the business day before the first day of the fiscal
period (or inception of offering), with all dividends and
distributions reinvested in
additional shares on the reinvestment date, and redemption at the net asset value
calculated on the last business day of the fiscal period.
Sales charges are not
reflected in the total returns. Total returns are not
annualized for periods of less
than one full year.
4. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                       23 | OPPENHEIMER TRINITY CORE FUND
                          |

FINANCIAL HIGHLIGHTS  CONTINUED

 CLASS C  YEAR ENDED JULY 31,
2002      2001   2000(1)
========================================================================================

 PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------
 Net asset value, beginning of period                      $
8.65    $10.24   $ 10.00
----------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss
(.07)     (.10)     (.03)
 Net realized and unrealized gain (loss)
(1.92)    (1.49)      .27

-----------------------------
 Total from investment operations
(1.99)    (1.59)      .24
----------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment
income                          --        --        --(2)
 Dividends in excess of net investment
income                  --        --        --

-----------------------------
 Total dividends and/or distributions
 to
shareholders
--        --        --
----------------------------------------------------------------------------------------
 Net asset value, end of period
$6.66     $8.65    $10.24

=============================

========================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(3)
(23.01)%  (15.53)%    2.40%
----------------------------------------------------------------------------------------

========================================================================================
 RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)
$1,337    $1,262      $989
----------------------------------------------------------------------------------------
 Average net assets (in thousands)
$1,348    $1,215      $322
----------------------------------------------------------------------------------------
 Ratios to average net assets:(4)
 Net investment loss
(1.29)%   (1.29)%   (0.73)%
 Expenses
2.90%     2.59%     2.33%
 Expenses, net of reduction to custodian expenses
 and/or voluntary waiver of transfer agent fees
2.72%     2.59%     2.28%
----------------------------------------------------------------------------------------
 Portfolio turnover rate
105%      164%      195%

1. For the period from September 1, 1999 (inception of
offering) to July 31, 2000.
2. Less than $0.005 per share.
3. Assumes an investment on the business day before the first day of the fiscal
period (or inception of offering), with all dividends and
distributions reinvested in
additional shares on the reinvestment date, and redemption at the net asset value
calculated on the last business day of the fiscal period.
Sales charges are not
reflected in the total returns. Total returns are not
annualized for periods of less
than one full year.
4. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                       24 | OPPENHEIMER TRINITY CORE FUND
                          |

 CLASS N   YEAR ENDED JULY
31,                                 2002    2001(1)
================================================================================
 PER SHARE OPERATING DATA
--------------------------------------------------------------------------------
 Net asset value, beginning of period
$8.75    $ 8.89
--------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment
loss                                           (.05)     (.05)
 Net realized and unrealized loss
(1.93)     (.09)

------------------
 Total from investment operations
(1.98)     (.14)
--------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment
income                            --        --
 Dividends in excess of net investment
income                    --        --

------------------
 Total dividends and/or distributions
 to
shareholders
--        --
--------------------------------------------------------------------------------
 Net asset value, end of period
$6.77     $8.75

==================

================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(2)
(22.63)%   (1.58)%
--------------------------------------------------------------------------------

================================================================================
 RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
 Net assets, end of period (in
thousands)                       $82        $1
--------------------------------------------------------------------------------
 Average net assets (in
thousands)                              $71        $1
--------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment loss
(0.70)%   (1.43)%

Expenses
2.46%     1.75%
 Expenses, net of reduction to custodian expenses
 and/or voluntary waiver of transfer agent
fees                2.28%     1.75%
--------------------------------------------------------------------------------
 Portfolio turnover
rate                                        105%      164%

1. For the period from March 1, 2001 (inception of offering)
to July 31, 2001.
2. Assumes an investment on the business day before the first day of the fiscal
period (or inception of offering), with all dividends and
distributions
reinvested in additional shares on the reinvestment date, and redemption at the
net asset value calculated on the last business day of the
fiscal period. Sales
charges are not reflected in the total returns. Total returns are not annualized
for periods of less than one full year.
3. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                       25 | OPPENHEIMER TRINITY CORE FUND
                          |

 FINANCIAL HIGHLIGHTS  CONTINUED

 CLASS Y   YEAR ENDED JULY 31,
2002      2001      2000(1)
==========================================================================================

 PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------
 Net asset value, beginning of period
$8.99    $10.30   $ 10.00
------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)
(.03)     (.02)      .05
 Net realized and unrealized gain (loss)
(1.96)    (1.29)      .28

------------------------------
 Total from investment operations
(1.99)    (1.31)      .33
------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment
income                          --        --        --(2)
 Dividends in excess of net investment
income                  --        --      (.03)

------------------------------
 Total dividends and/or distributions
 to
shareholders
--        --      (.03)
------------------------------------------------------------------------------------------
 Net asset value, end of period
$7.00    $ 8.99    $10.30

==============================

==========================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(3)
(22.14)%  (12.72)%    3.26%
------------------------------------------------------------------------------------------

==========================================================================================
 RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)
$121      $ 86        $1
------------------------------------------------------------------------------------------
 Average net assets (in thousands)
$102      $160        $1
------------------------------------------------------------------------------------------
 Ratios to average net assets:(4)
 Net investment income
0.04%     0.07%     0.26%
 Expenses
3.80%     2.35%(5)  1.34%
 Expenses, net of reduction to custodian expenses
 and/or voluntary waiver of transfer agent fees
1.43%     1.30%     1.29%
------------------------------------------------------------------------------------------
 Portfolio turnover rate
105%      164%      195%

1. For the period from September 1, 1999 (inception of
offering) to July 31, 2000.
2. Less than $0.005 per share.
3. Assumes an investment on the business day before the first day of the fiscal
period (or inception of offering), with all dividends and
distributions reinvested in
additional shares on the reinvestment date, and redemption at the net asset value
calculated on the last business day of the fiscal period.
Sales charges are not
reflected in the total returns. Total returns are not
annualized for periods of less
than one full year.
4. Annualized for periods of less than one full year.
5. Added since July 31, 2001 to reflect expenses before
reduction to custodian
expenses and voluntary waiver of transfer agent fees.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                       26 | OPPENHEIMER TRINITY CORE FUND
                          |

NOTES TO FINANCIAL STATEMENTS

================================================================================
 1. SIGNIFICANT ACCOUNTING POLICIES
 Oppenheimer Trinity Core Fund (the Fund) is registered under the Investment
 Company Act of 1940, as amended, as an open-end management
investment company.
 The Fund's investment objective is to seek long-term growth of capital. The
 Fund's investment advisor is OppenheimerFunds, Inc. (the
Manager).
    The Fund offers Class A, Class B, Class C, Class N and
Class Y shares. Class
 A shares are sold at their offering price, which is normally net asset value
 plus a front-end sales charge. Class B, Class C and Class N shares are sold
 without a front-end sales charge but may be subject to a
contingent deferred
 sales charge (CDSC). Class N shares are sold only through
retirement plans.
 Retirement plans that offer Class N shares may impose
charges on those
 accounts. Class Y shares are sold to certain institutional
investors without
 either a front-end sales charge or a CDSC. All classes of
shares have identical
 rights and voting privileges. Earnings, net assets and net
asset value per
 share may differ by minor amounts due to each class having
its own expenses
 directly attributable to that class. Classes A, B, C and N
have separate
 distribution and/or service plans. No such plan has been
adopted for Class Y
 shares. Class B shares will automatically convert to Class A shares six years
 after the date of purchase.
    The following is a summary of significant accounting
policies consistently
 followed by the Fund.

--------------------------------------------------------------------------------
 SECURITIES VALUATION. Securities listed or traded on
National Stock Exchanges
 or other domestic or foreign exchanges are valued based on
the last sale price
 of the security traded on that exchange prior to the time
when the Fund's
 assets are valued. In the absence of a sale, the security is valued at the last
 sale price on the prior trading day, if it is within the
spread of the closing
 bid and asked prices, and if not, at the closing bid price.
Securities
 (including restricted securities) for which quotations are
not readily
 available are valued primarily using dealer-supplied
valuations, a portfolio
 pricing service authorized by the Board of Trustees, or at
their fair value.
 Fair value is determined in good faith under consistently
applied procedures
 under the supervision of the Board of Trustees. Short-term
"money market type"
 debt securities with remaining maturities of sixty days or
less are valued at
 amortized cost (which approximates market value).

--------------------------------------------------------------------------------
 JOINT REPURCHASE AGREEMENTS. The Fund, along with other
affiliated funds
 managed by the Manager, may transfer uninvested cash
balances into one or more
 joint repurchase agreement accounts. These balances are
invested in one or more
 repurchase agreements, secured by U.S. government
securities. Securities
 pledged as collateral for repurchase agreements are held by a custodian bank
 until the agreements mature. Each agreement requires that
the market value of
 the collateral be sufficient to cover payments of interest
and principal;
 however, in the event of default by the other party to the
agreement, retention
 of the collateral may be subject to legal proceedings.

                       27 | OPPENHEIMER TRINITY CORE FUND
                          |

NOTES TO FINANCIAL STATEMENTS  CONTINUED

================================================================================
 1. SIGNIFICANT ACCOUNTING POLICIES Continued
 ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income,
expenses (other than
 those attributable to a specific class), gains and losses
are allocated daily
 to each class of shares based upon the relative proportion
of net assets
 represented by such class. Operating expenses directly
attributable to a
 specific class are charged against the operations of that
class.

--------------------------------------------------------------------------------
 FEDERAL TAXES. The Fund intends to continue to comply with
provisions of the
 Internal Revenue Code applicable to regulated investment
companies and to
 distribute all of its taxable income, including any net
realized gain on
 investments not offset by capital loss carryforwards, if
any, to shareholders.
 Therefore, no federal income or excise tax provision is
required, however,
 during the year ended July 31, 2002, the Fund paid federal
excise tax of $27.
    As of July 31, 2002, the Fund had approximately $525,000
of post-October
 losses available to offset future capital gains, if any.
Such losses, if
 unutilized, will expire in 2011.

 As of July 31, 2002, the Fund had available for federal
income tax purposes
 unused capital loss carryforward as follows:

                              EXPIRING
                              -----------------------
                              2008         $   41,424
                              2009            111,626
                              2010            969,855
                                           ----------
                              TOTAL        $1,122,905
                                           ==========

--------------------------------------------------------------------------------
 TRUSTEES' COMPENSATION. The Fund has adopted an unfunded
retirement plan for
 the Fund's independent trustees. Benefits are based on years of service and
 fees paid to each trustee during the years of service.
During the year ended
 July 31, 2002, the Fund's projected benefit obligations were increased by $136,
 resulting in an accumulated liability of $930 as of July 31,
2002.
    The Board of Trustees has adopted a deferred compensation
plan for
 independent trustees that enables trustees to elect to defer receipt of all or
 a portion of annual compensation they are entitled to
receive from the Fund.
 Under the plan, the compensation deferred is periodically
adjusted as though an
 equivalent amount had been invested for the Board of
Trustees in shares of one
 or more Oppenheimer funds selected by the trustee. The
amount paid to the Board
 of Trustees under the plan will be determined based upon the performance of the
 selected funds. Deferral of trustees' fees under the plan
will not affect the
 net assets of the Fund, and will not materially affect the
Fund's assets,
 liabilities or net investment income per share.

--------------------------------------------------------------------------------
 DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and
distributions to
 shareholders, which are determined in accordance with income tax regulations,
 are recorded on the ex-dividend date.

                       28 | OPPENHEIMER TRINITY CORE FUND
                          |

--------------------------------------------------------------------------------
 CLASSIFICATION OF DIVIDENDS AND DISTRIBUTIONS TO
SHAREHOLDERS. Net investment
 income (loss) and net realized gain (loss) may differ for
financial statement
 and tax purposes. The character of dividends and
distributions made during the
 fiscal year from net investment income or net realized gains may differ from
 their ultimate characterization for federal income tax
purposes. Also, due to
 timing of dividends and distributions, the fiscal year in
which amounts are
 distributed may differ from the fiscal year in which the
income or net realized
 gain was recorded by the Fund.
    The Fund adjusts the classification of distributions to
shareholders to
 reflect the differences between financial statement amounts and distributions
 determined in accordance with income tax regulations.
Accordingly, during the
 year ended July 31, 2002, amounts have been reclassified to reflect a decrease
 in paid-in capital of $63,750. Overdistributed net
investment income on
 investments was decreased by the same amount. Net assets of the Fund were
 unaffected by the reclassifications.
    No distributions were paid during the years ended July
31, 2002 and July 31,
 2001.

 As of July 31, 2002, the components of distributable
earnings on a tax basis
 were as follows:

                 Overdistributed net investment income
$      (930)
                 Accumulated net realized loss
(1,647,910)
                 Net unrealized depreciation
(1,413,600)

-----------
                 Total
$(3,062,440)

===========

--------------------------------------------------------------------------------
 INVESTMENT INCOME. Dividend income is recorded on the
ex-dividend date or upon
 ex-dividend notification in the case of certain foreign
dividends where the
 ex-dividend date may have passed. Non-cash dividends
included in dividend
 income, if any, are recorded at the fair market value of the securities
 received. Interest income, which includes accretion of
discount and
 amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
 SECURITY TRANSACTIONS. Security transactions are recorded on the trade date.
 Realized gains and losses on securities sold are determined on the basis of
 identified cost.

--------------------------------------------------------------------------------
 OTHER. The preparation of financial statements in conformity with accounting
 principles generally accepted in the United States of
America requires
 management to make estimates and assumptions that affect the reported amounts
 of assets and liabilities and disclosure of contingent
assets and liabilities
 at the date of the financial statements and the reported
amounts of income and
 expenses during the reporting period. Actual results could
differ from those
 estimates.

                       29 | OPPENHEIMER TRINITY CORE FUND
                          |

NOTES TO FINANCIAL STATEMENTS  CONTINUED

================================================================================
 2. SHARES OF BENEFICIAL INTEREST
 The Fund has authorized an unlimited number of no par value shares of
 beneficial interest of each class. Transactions in shares of beneficial
 interest were as follows:

                              YEAR ENDED JULY 31, 2002
YEAR ENDED JULY 31, 2001(1)
                                SHARES        AMOUNT
SHARES         AMOUNT
---------------------------------------------------------------------------------------

 CLASS A
 Sold                          357,407   $ 2,895,526
336,660    $ 3,156,806
 Redeemed                     (269,496)   (2,142,172)
(371,783)    (3,537,100)

---------------------------------------------------------
 Net increase (decrease)        87,911   $   753,354
(35,123)   $  (380,294)

=========================================================

---------------------------------------------------------------------------------------
 CLASS B
 Sold                          170,545   $ 1,354,469
172,823    $ 1,659,199
 Redeemed                      (70,151)     (548,779)
(120,188)    (1,112,511)

---------------------------------------------------------
 Net increase                  100,394   $   805,690
52,635    $   546,688

=========================================================

---------------------------------------------------------------------------------------
 CLASS C
 Sold                          118,519   $   920,001
131,127    $ 1,244,952
 Redeemed                      (63,389)     (490,962)
(81,907)      (764,157)

---------------------------------------------------------
 Net increase                   55,130   $   429,039
49,220    $   480,795

=========================================================

---------------------------------------------------------------------------------------
 CLASS N
 Sold                           42,122   $
349,796            112    $     1,000
 Redeemed                      (30,091)
(244,083)            --             --

---------------------------------------------------------
 Net increase                   12,031   $
105,713            112    $     1,000

=========================================================

---------------------------------------------------------------------------------------
 CLASS Y
 Sold                           10,433   $    87,052
39,211    $   389,874
 Redeemed                       (2,604)      (21,218)
(29,794)      (266,382)

---------------------------------------------------------
 Net increase                    7,829   $    65,834
9,417    $   123,492

=========================================================

 1. For the year ended July 31, 2001, for Class A, B, C and Y shares and for the
 period from March 1, 2001 (inception of offering) to July
31, 2001, for Class N
 shares.

                       30 | OPPENHEIMER TRINITY CORE FUND
                          |

--------------------------------------------------------------------------------
 3. PURCHASES AND SALES OF SECURITIES
 The aggregate cost of purchases and proceeds from sales of
securities, other
 than short-term obligations, for the year ended July 31,
2002, were $10,242,328
 and $8,011,520, respectively.

 As of July 31, 2002, unrealized appreciation (depreciation)
based on cost of
 securities for federal income tax purposes of $8,976,291 was composed of:

                     Gross unrealized appreciation   $
198,510
                     Gross unrealized depreciation
(1,612,110)

-----------
                     Net unrealized depreciation
$(1,413,600)

===========

 The difference between book-basis and tax-basis unrealized
appreciation and
 depreciation is attributable primarily to the tax deferral
of losses on wash
 sales, or return of capital dividends, and the realization
for tax purposes of
 unrealized gain (loss) on certain futures contracts,
investments in passive
 foreign investment companies, and forward foreign currency
exchange contracts.

================================================================================
 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES
 MANAGEMENT FEES. Management fees paid to the Manager were in accordance with
 the investment advisory agreement with the Fund which
provides for a fee of
 0.75% of the first $200 million of average annual net assets of the Fund, 0.72%
 of the next $200 million, 0.69% of the next $200 million,
0.66% of the next
 $200 million, and 0.60% of average annual net assets in
excess of $800 million.
 The Fund's management fee for the year ended July 31, 2002
was an annualized
 rate of 0.75%.

--------------------------------------------------------------------------------
 TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a
division of the
 Manager, acts as the transfer and shareholder servicing
agent for the Fund.
 The Fund pays OFS $19.75 per account fee.
    Additionally, Class Y shares are subject to minimum fees
of $5,000 for
 assets of less than $10 million and $10,000 for assets of
$10 million or more.
 The Class Y shares are subject to the minimum fees in the
event that the per
 account fee does not equal or exceed the applicable minimum fees. OFS may
 voluntarily waive the minimum fees.
    OFS has voluntarily agreed to limit transfer and
shareholder servicing agent
 fees up to an annual rate of 0.25% of average net assets of
Class Y shares and
 for all other classes, up to an annual rate of 0.35% of
average net assets of
 each class. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
 SUB-ADVISOR FEES. The Manager pays Trinity Investment
Management Corporation
 (the Sub-Advisor) based on the fee schedule set forth in the
Prospectus. For
 the year ended July 31, 2002, the Manager paid $19,632 to
the Sub-Advisor.

                       31 | OPPENHEIMER TRINITY CORE FUND
                          |

NOTES TO FINANCIAL STATEMENTS  CONTINUED

================================================================================
 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued
 DISTRIBUTION AND SERVICE PLAN (12B-1) FEES. Under its
General Distributor's
 Agreement with the Manager, OppenheimerFunds Distributor,
Inc. (the
 Distributor) acts as the Fund's principal underwriter in the continuous public
 offering of the different classes of shares of the Fund.

 The compensation paid to (or retained by) the Distributor
from the sale of
 shares or on the redemption of shares is shown in the table below for the
 period indicated.

                  AGGREGATE          CLASS A
CONCESSIONS       CONCESSIONS     CONCESSIONS      CONCESSIONS
                  FRONT-END        FRONT-END       ON CLASS
A        ON CLASS B      ON CLASS C       ON CLASS N
              SALES CHARGES    SALES CHARGES
SHARES            SHARES          SHARES           SHARES
                 ON CLASS A      RETAINED BY      ADVANCED
BY       ADVANCED BY     ADVANCED BY      ADVANCED BY
 YEAR ENDED          SHARES      DISTRIBUTOR
DISTRIBUTOR(1)    DISTRIBUTOR(1)   DISTRIBUTOR(1)
DISTRIBUTOR(1)
-------------------------------------------------------------------------------------------------------------------

 July 31, 2002      $31,551           $8,155
$3,739           $36,102           $7,408           $3,449

 1. The Distributor advances concession payments to dealers
for certain sales of Class A shares and for sales of
 Class B, Class C and Class N shares from its own resources
at the time of sale.

                                     CLASS A          CLASS
B           CLASS C         CLASS N
                                  CONTINGENT
CONTINGENT        CONTINGENT      CONTINGENT
                                    DEFERRED
DEFERRED          DEFERRED        DEFERRED
                               SALES CHARGES    SALES
CHARGES     SALES CHARGES   SALES CHARGES
                                 RETAINED BY      RETAINED
BY       RETAINED BY     RETAINED BY
 YEAR ENDED                      DISTRIBUTOR
DISTRIBUTOR       DISTRIBUTOR     DISTRIBUTOR
-------------------------------------------------------------------------------------------------------------------

 July 31, 2002                          $694
$5,866              $236             $--

--------------------------------------------------------------------------------
 SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a
Service Plan for Class
 A Shares. It reimburses the Distributor for a portion of its costs incurred for
 services provided to accounts that hold Class A shares.
Reimbursement is made
 quarterly at an annual rate of up to 0.25% of the average
annual net assets of
 Class A shares of the Fund. For the year ended July 31, 2002
, payments under
 the Class A Plan totaled $10,327, all of which were paid by the Distributor to
 recipients, and included $383 paid to an affiliate of the
Manager. Any
 unreimbursed expenses the Distributor incurs with respect to
Class A shares in
 any fiscal year cannot be recovered in subsequent years.

--------------------------------------------------------------------------------
 DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND
CLASS N SHARES. The
 Fund has adopted Distribution and Service Plans for Class B,
Class C and Class
 N shares. Under the plans, the Fund pays the Distributor an annual asset-based
 sales charge of 0.75% per year on Class B shares and on
Class C shares and the
 Fund pays the Distributor an annual asset-based sales charge of 0.25% per year
 on Class N shares. The Distributor also receives a service
fee of 0.25% per
 year under each plan.

 Distribution fees paid to the Distributor for the year ended
July 31, 2002,
 were as follows:

DISTRIBUTOR'S

DISTRIBUTOR'S           AGGREGATE

AGGREGATE        UNREIMBURSED

UNREIMBURSED       EXPENSES AS %
                        TOTAL PAYMENTS       AMOUNT
RETAINED          EXPENSES       OF NET ASSETS
                            UNDER PLAN        BY
DISTRIBUTOR        UNDER PLAN            OF CLASS
------------------------------------------------------------------------------------------------------

 Class B Plan                  $17,349
$14,830           $79,750                4.51%
 Class C Plan                   13,478
5,223            26,130                1.95
 Class N Plan                      355
355             5,642                6.86

                       32 | OPPENHEIMER TRINITY CORE FUND
                          |

--------------------------------------------------------------------------------
 5. BANK BORROWINGS
 The Fund may borrow from a bank for temporary or emergency
purposes including,
 without limitation, funding of shareholder redemptions
provided asset coverage
 for borrowings exceeds 300%. The Fund has entered into an
agreement which
 enables it to participate with other Oppenheimer funds in an unsecured line of
 credit with a bank, which permits borrowings up to $400
million, collectively.
 Interest is charged to each fund, based on its borrowings,
at a rate equal to
 the Federal Funds Rate plus 0.45%. Borrowings are payable
within 30 days after
 such loan is executed. The Fund also pays a commitment fee
equal to its pro
 rata share of the average unutilized amount of the credit
facility at a rate of
 0.08% per annum.

 The Fund had no borrowings outstanding during the year ended or at July 31,
 2002.

STATEMENT OF INVESTMENTS  January 31, 2003 / Unaudited

Market Value

Shares     See Note 1
--------------------------------------------------------------------------------
 Common Stocks--97.0%
--------------------------------------------------------------------------------
 Consumer Discretionary--14.6%
--------------------------------------------------------------------------------
 Auto Components--0.4%
 Johnson Controls, Inc.
400       $ 32,308
--------------------------------------------------------------------------------
 Automobiles--1.1%
 Ford Motor Co.
2,200         20,042
--------------------------------------------------------------------------------
 General Motors Corp.
1,900         69,027

--------

89,069

--------------------------------------------------------------------------------
 Hotels, Restaurants & Leisure--1.3%
 Harrah's
 Entertainment, Inc. 1
1,300         47,164
--------------------------------------------------------------------------------
 Marriott
 International, Inc., Cl. A
1,800         56,160

--------

103,324

--------------------------------------------------------------------------------
 Household Durables--1.1%
 Black & Decker Corp.
1,100         40,304
--------------------------------------------------------------------------------
 Pulte Homes, Inc.
500         24,990
--------------------------------------------------------------------------------
 Whirlpool Corp.
500         25,985

--------

91,279

--------------------------------------------------------------------------------
 Media--1.2%
 Knight-Ridder, Inc.
700         47,404
--------------------------------------------------------------------------------
 Viacom, Inc., Cl. B 1
1,200         46,260

--------

93,664

--------------------------------------------------------------------------------
 Multiline Retail--5.8%
 Federated Department
 Stores, Inc. 1
1,800         46,836
--------------------------------------------------------------------------------
 Kohl's Corp. 1
1,500         78,555
--------------------------------------------------------------------------------
 Nordstrom, Inc.
1,900         34,276
--------------------------------------------------------------------------------
 Sears Roebuck & Co.
1,800         47,610
--------------------------------------------------------------------------------
 Target Corp.
3,300         93,093
--------------------------------------------------------------------------------
 Wal-Mart Stores, Inc.
3,400        162,520

--------

462,890

--------------------------------------------------------------------------------
 Specialty Retail--3.7%
 AutoZone, Inc. 1
500         32,855
--------------------------------------------------------------------------------
 Home Depot, Inc.
2,600         54,340
--------------------------------------------------------------------------------
 Limited Brands, Inc.
4,200         52,878
--------------------------------------------------------------------------------
 Lowe's Cos., Inc.
2,900         99,122
--------------------------------------------------------------------------------
 Sherwin-Williams Co.
2,000         53,280

--------

292,475

Market Value

Shares     See Note 1
--------------------------------------------------------------------------------
 Consumer Staples--9.0%
--------------------------------------------------------------------------------
 Beverages--3.1%
 Adolph Coors Co., Cl. B
800       $ 48,160
--------------------------------------------------------------------------------
 Coca-Cola Co. (The)
4,000        161,840
--------------------------------------------------------------------------------
 Pepsi Bottling
 Group, Inc. (The)
1,400         35,490

--------

245,490

--------------------------------------------------------------------------------
 Food & Drug Retailing--0.7%
 CVS Corp.
2,400         54,288
--------------------------------------------------------------------------------
 Food Products--0.9%
 Heinz (H.J.) Co.
2,100         67,851
--------------------------------------------------------------------------------
 Household Products--3.4%
 Colgate-Palmolive Co.
1,700         86,547
--------------------------------------------------------------------------------
 Procter &
 Gamble Corp. (The)
2,200        188,254

--------

274,801

--------------------------------------------------------------------------------
 Tobacco--0.9%
 Altria Group, Inc.
2,000         75,740
--------------------------------------------------------------------------------
 Energy--6.1%
--------------------------------------------------------------------------------
 Oil & Gas--6.1%
 Anadarko
 Petroleum Corp.
1,400         64,554
--------------------------------------------------------------------------------
 Apache Corp.
440         27,460
--------------------------------------------------------------------------------
 ChevronTexaco Corp.
2,000        128,800
--------------------------------------------------------------------------------
 ConocoPhillips
1,100         53,009
--------------------------------------------------------------------------------
 Devon Energy Corp.
1,500         67,950
--------------------------------------------------------------------------------
 Exxon Mobil Corp.
4,400        150,260

--------

492,033

--------------------------------------------------------------------------------
 Financials--19.4%
--------------------------------------------------------------------------------
 Banks--5.9%
 Bank of America Corp.
300         21,015
--------------------------------------------------------------------------------
 BB&T Corp.
1,500         50,340
--------------------------------------------------------------------------------
 Charter One
 Financial, Inc.
2,100         60,711
--------------------------------------------------------------------------------
 Comerica, Inc.
1,500         60,750
--------------------------------------------------------------------------------
 Wachovia Corp.
3,100        111,507
--------------------------------------------------------------------------------
 Washington
 Mutual, Inc.
3,300        113,685
--------------------------------------------------------------------------------
 Wells Fargo Co.
1,200         56,844

--------

474,852

9  |  OPPENHEIMER TRINITY CORE FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued

Market Value

Shares     See Note 1
--------------------------------------------------------------------------------
 Diversified Financials--6.4%
 Bear Stearns
 Cos., Inc. (The)
800       $ 49,640
--------------------------------------------------------------------------------
 Capital One
 Financial Corp.
2,300         71,415
--------------------------------------------------------------------------------
 Citigroup, Inc.
6,600        226,908
--------------------------------------------------------------------------------
 MBNA Corp.
5,900         99,297
--------------------------------------------------------------------------------
 Moody's Corp.
1,500         62,820

----------

510,080

--------------------------------------------------------------------------------
 Insurance--7.1%
 ACE Ltd.
2,400         70,680
--------------------------------------------------------------------------------
 AMBAC Financial
 Group, Inc.
1,200         64,284
--------------------------------------------------------------------------------
 American International
 Group, Inc.
4,000        216,480
--------------------------------------------------------------------------------
 MBIA, Inc.
1,000         40,980
--------------------------------------------------------------------------------
 MGIC Investment Corp.
1,000         43,130
--------------------------------------------------------------------------------
 Progressive Corp.
1,600         77,344
--------------------------------------------------------------------------------
 Torchmark Corp.
1,500         53,850

----------

566,748

--------------------------------------------------------------------------------
 Health Care--14.3%
--------------------------------------------------------------------------------
 Health Care Equipment & Supplies--0.7%
 Applera Corp./Applied
 Biosystems Group
3,300         57,915
--------------------------------------------------------------------------------
 Health Care Providers & Services--5.3%
 Aetna, Inc.
1,100         47,839
--------------------------------------------------------------------------------
 AmerisourceBergen
 Corp
1,300         75,660
--------------------------------------------------------------------------------
 Cardinal Health, Inc.
1,700         99,161
--------------------------------------------------------------------------------
 Cigna Corp.
700         30,569
--------------------------------------------------------------------------------
 Humana, Inc. 1
2,600         25,844
--------------------------------------------------------------------------------
 Quintiles Transnational
--------------------------------------------------------------------------------
 Corp. 1
3,900         49,569
--------------------------------------------------------------------------------
 UnitedHealth
 Group, Inc.
1,100         96,690

----------

425,332

--------------------------------------------------------------------------------
 Pharmaceuticals--8.3%
 Abbott Laboratories
2,000         76,240
--------------------------------------------------------------------------------
 Forest
--------------------------------------------------------------------------------
 Laboratories, Inc. 1
1,600         82,800
--------------------------------------------------------------------------------
 Johnson & Johnson
3,400        182,274
--------------------------------------------------------------------------------
 Merck & Co., Inc.
1,200         66,468

Market Value

Shares     See Note 1
--------------------------------------------------------------------------------
 Pharmaceuticals Continued
 Pfizer, Inc.
8,275       $251,229

--------

659,011

--------------------------------------------------------------------------------
 Industrials--8.6%
--------------------------------------------------------------------------------
 Aerospace & Defense--2.1%
 Northrop
 Grumman Corp.
700         63,987
--------------------------------------------------------------------------------

United
 Technologies Corp.
1,600        101,728

--------

165,715

--------------------------------------------------------------------------------
 Commercial Services &
Supplies--1.2%
 First Data Corp.
2,400         82,560
--------------------------------------------------------------------------------
 Sabre Holdings Corp. 1
900         16,146

--------

98,706

--------------------------------------------------------------------------------
 Industrial
Conglomerates--3.6%
 3M Co.
1,000        124,550
--------------------------------------------------------------------------------
 General Electric Co.
7,100        164,294

--------

288,844

--------------------------------------------------------------------------------

Machinery--1.3%
 Deere & Co.
900         37,980
--------------------------------------------------------------------------------
 Ingersoll-Rand Co., Cl. A
1,700         66,742

--------

104,722

--------------------------------------------------------------------------------
 Trading Companies &
Distributors--0.4%
 Grainger (W.W.), Inc.
600         28,380
--------------------------------------------------------------------------------
 Information
Technology--13.9%
--------------------------------------------------------------------------------
 Communications
Equipment--2.4%
 Cisco Systems, Inc. 1
11,600        155,092
--------------------------------------------------------------------------------
 Motorola, Inc.
5,000         39,900

--------

194,992

--------------------------------------------------------------------------------
 Computers &
Peripherals--3.9%

 Hewlett-Packard Co.
5,800        100,978
--------------------------------------------------------------------------------
 International
Business
 Machines Corp.
2,000        156,460
--------------------------------------------------------------------------------

Lexmark
 International, Inc., Cl. A 1
700         42,378
--------------------------------------------------------------------------------
 NCR Corp. 1
500          9,645

--------

309,461

10  |  OPPENHEIMER TRINITY CORE FUND

Market Value

Shares     See Note 1
--------------------------------------------------------------------------------
 IT Consulting & Services--0.8%
 Computer
 Sciences Corp. 1
700       $ 21,420
--------------------------------------------------------------------------------
 Electronic
Data
 Systems Corp.
1,400         23,730
--------------------------------------------------------------------------------
 Unisys Corp. 1
2,200         20,504

--------

65,654

--------------------------------------------------------------------------------
 Semiconductor Equipment &
Products--2.3%
 Intel Corp.
9,400        147,204
--------------------------------------------------------------------------------
 Maxim
Integrated
 Products, Inc.
1,200         37,380

--------

184,584

--------------------------------------------------------------------------------

Software--4.5%
 Intuit, Inc. 1
600         26,460
--------------------------------------------------------------------------------
 Microsoft Corp. 1
7,000        332,220

--------

358,680

--------------------------------------------------------------------------------

Materials--3.3%
--------------------------------------------------------------------------------

Chemicals--1.3%
 Du Pont
(E.I.)
 de Nemours & Co.
2,700        102,249
--------------------------------------------------------------------------------
 Metals &
Mining--1.5%
 Alcoa, Inc.
1,400         27,678
--------------------------------------------------------------------------------
 Nucor Corp.
1,300         51,883
--------------------------------------------------------------------------------

Worthington
 Industries, Inc.
2,700         40,959

--------

120,520

--------------------------------------------------------------------------------
 Paper & Forest
Products--0.5%
 International Paper Co.
1,200         42,840
--------------------------------------------------------------------------------
 Telecommunication
Services--3.9%

--------------------------------------------------------------------------------
 Diversified Telecommunication
Services--2.0%

Citizens
 Communications Co. 1
5,100         49,929
--------------------------------------------------------------------------------
 Sprint
Corp.
 (Fon Group)
6,500         78,910
--------------------------------------------------------------------------------

Verizon
 Communications, Inc.
800         30,624

--------

159,463

--------------------------------------------------------------------------------
 Wireless Telecommunication
Services--1.9%
 AT&T Corp.
3,700         72,076
--------------------------------------------------------------------------------
 Nextel
Communications,
 Inc., Cl. A 1
6,600         83,292

--------

155,368

Market Value

Shares     See Note 1
--------------------------------------------------------------------------------

Utilities--3.9%
--------------------------------------------------------------------------------
 Electric
Utilities--2.6%
 Entergy Corp.
800     $   35,560
--------------------------------------------------------------------------------
 Exelon Corp.
1,900         96,767
--------------------------------------------------------------------------------
 Progress Energy, Inc.
1,900         76,779

----------

209,106

--------------------------------------------------------------------------------
 Gas
Utilities--1.3%
 KeySpan Corp.
1,200         40,800
--------------------------------------------------------------------------------
 Sempra Energy
2,728         65,745

----------

106,545

----------
 Total Common
Stocks
 (Cost
$8,928,511)
7,764,979

Principal

Amount
--------------------------------------------------------------------------------
 Joint Repurchase Agreements--3.0%
 Undivided interest of 0.05% in joint repurchase
 agreement (Market Value $461,812,000)
 with Banc One Capital Markets, Inc.,
 1.26%, dated 1/31/03, to be repurchased
 at $242,025 on 2/3/03, collateralized by
 U.S. Treasury Nts., 5.50%--6.75%,
 5/31/03--5/15/05, with a value of
 $109,835,250, U.S. Treasury Bonds,
 2.125%--9.375%, 5/31/04--2/15/06, with
 a value of $352,849,233 and U.S.
 Treasury Bills, 2/20/03, with a value
 of $8,743,488
 (Cost $242,000)
$242,000        242,000

--------------------------------------------------------------------------------
 Total Investments, at Value
 (Cost $9,170,511)
100.0%     8,006,979
--------------------------------------------------------------------------------
 Other Assets Net
 of Liabilities
0.0          1,651

-----------------------
 Net Assets
100.0%    $8,008,630

=======================

Footnotes to Statement of Investments
1. Non-income producing security.

See accompanying Notes to Financial Statements.

11  |  OPPENHEIMER TRINITY CORE FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited

 January 31, 2003
----------------------------------------------------------------------------------
 Assets

 Investments, at value (cost $9,170,511)--see accompanying
statement   $ 8,006,979
----------------------------------------------------------------------------------

Cash
970
----------------------------------------------------------------------------------
 Receivables and other assets:
 Shares of beneficial interest
sold                                         12,330
 Interest and
dividends
9,391

Other
818

-----------
 Total
assets
8,030,488

----------------------------------------------------------------------------------
 Liabilities

 Payables and other liabilities:
 Shares of beneficial interest
redeemed                                     14,003
 Transfer and shareholder servicing agent
fees                               4,972
 Distribution and service plan
fees                                          1,625
 Trustees'
compensation
1,132

Other
126

-----------
 Total
liabilities
21,858

----------------------------------------------------------------------------------
 Net
Assets
$ 8,008,630

===========

----------------------------------------------------------------------------------
 Composition of Net Assets

 Paid-in
capital
$11,602,462
----------------------------------------------------------------------------------
 Accumulated net investment
loss                                            (6,320)
----------------------------------------------------------------------------------
 Accumulated net realized loss on investment
transactions               (2,423,980)
----------------------------------------------------------------------------------
 Net unrealized depreciation on
investments                             (1,163,532)

----------------------------------------------------------------------------------
 Net
Assets
$ 8,008,630

===========

12  |  OPPENHEIMER TRINITY CORE FUND

-------------------------------------------------------------------------------------
 Net Asset Value Per Share

 Class A Shares:
 Net asset value and redemption price per share (based on net assets of
 $3,854,411 and 605,388 shares of beneficial interest
outstanding)              $6.37
 Maximum offering price per share (net asset value plus sales charge
 of 5.75% of offering
price)
$6.76
-------------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes applicable
contingent deferred
 sales charge) and offering price per share (based on net
assets of $1,833,409
 and 296,336 shares of beneficial interest
outstanding)                         $6.19
-------------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes applicable
contingent deferred
 sales charge) and offering price per share (based on net
assets of $1,462,222
 and 235,690 shares of beneficial interest
outstanding)                         $6.20
-------------------------------------------------------------------------------------
 Class N Shares:
 Net asset value, redemption price (excludes applicable
contingent deferred
 sales charge) and offering price per share (based on net
assets of $721,065
 and 113,771 shares of beneficial interest
outstanding)                         $6.34
-------------------------------------------------------------------------------------
 Class Y Shares:
 Net asset value, redemption price and offering price per
share (based on
 net assets of $137,523 and 20,912 shares of beneficial
interest outstanding)   $6.58

 See accompanying Notes to Financial Statements.

13  |  OPPENHEIMER TRINITY CORE FUND

STATEMENT OF OPERATIONS  Unaudited

For the Six Months Ended January 31, 2003
-------------------------------------------------------------------------------
Investment Income

Dividends
$  76,518
-------------------------------------------------------------------------------
Interest
2,064

---------
Total investment
income                                                  78,582

-------------------------------------------------------------------------------
Expenses

Management
fees
29,857
-------------------------------------------------------------------------------
Distribution and service plan fees:
Class
A
4,495
Class
B
8,767
Class
C
7,133
Class
N
1,259
-------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class
A
12,687
Class
B
5,944
Class
C
4,203
Class
N
331
-------------------------------------------------------------------------------
Shareholder
reports
13,573
-------------------------------------------------------------------------------
Legal, auditing and other professional
fees                               3,153
-------------------------------------------------------------------------------
Trustees'
compensation
272
-------------------------------------------------------------------------------
Custodian fees and
expenses                                                   2
-------------------------------------------------------------------------------
Other
1,885

---------
Total
expenses
93,561
Less reduction to custodian
expenses                                         (2)
Less voluntary waiver of transfer and shareholder
servicing agent fees--Classes A, B, C and
N                              (9,587)

---------
Net
expenses
83,972

-------------------------------------------------------------------------------
Net Investment
Loss
(5,390)

-------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss)

Net realized loss on
investments                                       (776,070)
-------------------------------------------------------------------------------
Net change in unrealized appreciation on
investments                    250,068

---------
Net realized and unrealized
loss                                       (526,002)

-------------------------------------------------------------------------------
Net Decrease in Net Assets Resulting from
Operations                  $(531,392)

=========

See accompanying Notes to Financial Statements.

14  |  OPPENHEIMER TRINITY CORE FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                          Six
Months          Year

Ended         Ended
                                                    January
31, 2003      July 31,

(Unaudited)          2002
----------------------------------------------------------------------------------

 Operations

 Net investment loss                                      $
(5,390)   $  (63,886)
----------------------------------------------------------------------------------
 Net realized loss
(776,070)     (754,452)
----------------------------------------------------------------------------------
 Net change in unrealized appreciation (depreciation)
250,068    (1,279,863)
----------------------------------------------------------------------------------
 Net decrease in net assets resulting from operations
(531,392)   (2,098,201)

----------------------------------------------------------------------------------
 Beneficial Interest Transactions

 Net increase (decrease) in net assets resulting from
 beneficial interest transactions:
 Class A
(137,303)      753,354
 Class B
201,269       805,690
 Class C
228,123       429,039
 Class N
642,188       105,713
 Class Y
25,011        65,834

----------------------------------------------------------------------------------
 Net Assets

 Total increase
427,896        61,429
----------------------------------------------------------------------------------
 Beginning of period
7,580,734     7,519,305

------------------------
 End of period [including accumulated net investment
 loss of $6,320 and $930, respectively]
$8,008,630    $7,580,734

========================

 See accompanying Notes to Financial Statements.

15  |  OPPENHEIMER TRINITY CORE FUND

FINANCIAL HIGHLIGHTS

                                                 Six
Months                           Year

Ended                          Ended
                                           January 31,
2003                       July 31,
 Class A
(Unaudited)       2002      2001    2000 1
------------------------------------------------------------------------------------------

 Per Share Operating
Data

 Net asset value, beginning of period                $
6.80     $ 8.78    $10.30    $10.00
------------------------------------------------------------------------------------------
 Income (loss) from investment
operations:
 Net investment income (loss)
..01       (.04)     (.04)      .02
 Net realized and unrealized gain (loss)
(.44)     (1.94)    (1.48)      .30

-------------------------------------
 Total from investment operations
(.43)     (1.98)    (1.52)      .32
------------------------------------------------------------------------------------------
 Dividends and/or distributions to
shareholders:
 Dividends from net investment income
--         --        --        -- 2
 Dividends in excess of net investment income
--         --        --      (.02)

-------------------------------------
 Total dividends and/or distributions to shareholders
--         --        --      (.02)
------------------------------------------------------------------------------------------
 Net asset value, end of period
$6.37      $6.80    $ 8.78    $10.30

=====================================

------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 3
(6.32)%   (22.55)%  (14.76)%    3.18%

------------------------------------------------------------------------------------------
 Ratios/Supplemental
Data

 Net assets, end of period (in thousands)
$3,854     $4,270    $4,737    $5,918
------------------------------------------------------------------------------------------
 Average net assets (in thousands)
$4,118     $4,625    $5,173    $3,959
------------------------------------------------------------------------------------------
 Ratios to average net assets:
4
 Net investment income (loss)
0.18%     (0.52)%   (0.40)%    0.14%
 Expenses
2.05%      2.13%     1.68%     1.46%
 Expenses, net of reduction to custodian
expenses
 and/or voluntary waiver of transfer agent fees
1.81%      1.95%     1.68%     1.41%
------------------------------------------------------------------------------------------
 Portfolio turnover rate
51%       105%      164%      195%

 1. For the period from September 1, 1999 (inception of
offering) to July 31,
 2000.
 2. Less than $0.005 per share.
 3. Assumes an investment on the business day before the
first day of the fiscal
 period (or inception of offering), with all dividends and
distributions
 reinvested in additional shares on the reinvestment date,
and redemption at the
 net asset value calculated on the last business day of the
fiscal period. Sales
 charges are not reflected in the total returns. Total
returns are not
 annualized for periods of less than one full year.
 4. Annualized for periods of less than one full year.

 See accompanying Notes to Financial Statements.

16  |  OPPENHEIMER TRINITY CORE FUND

                                                 Six
Months                          Year

Ended                         Ended
                                           January 31,
2003                      July 31,
 Class B
(Unaudited)      2002      2001    2000 1
-----------------------------------------------------------------------------------------

 Per Share Operating
Data

 Net asset value, beginning of period
$6.64     $8.63    $10.22    $10.00
-----------------------------------------------------------------------------------------
 Income (loss) from investment
operations:
 Net investment loss
(.01)     (.06)     (.10)     (.02)
 Net realized and unrealized gain (loss)
(.44)    (1.93)    (1.49)      .25

-----------------------------------
 Total from investment operations
(.45)    (1.99)    (1.59)      .23
-----------------------------------------------------------------------------------------
 Dividends and/or distributions to
shareholders:
 Dividends from net investment income
--        --        --        -- 2
 Dividends in excess of net investment income
--        --        --      (.01)

-----------------------------------
 Total dividends and/or distributions to shareholders
--        --        --      (.01)
-----------------------------------------------------------------------------------------
 Net asset value, end of period
$6.19     $6.64    $ 8.63    $10.22

===================================

-----------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 3
(6.78)%  (23.06)%  (15.56)%    2.31%

-----------------------------------------------------------------------------------------
 Ratios/Supplemental
Data

 Net assets, end of period (in thousands)
$1,833    $1,770    $1,434    $1,160
-----------------------------------------------------------------------------------------
 Average net assets (in thousands)
$1,740    $1,736    $1,388    $  386
-----------------------------------------------------------------------------------------
 Ratios to average net assets:
4
 Net investment loss
(0.65)%   (1.27)%   (1.32)%   (0.73)%
 Expenses
2.90%     2.91%     2.57%     2.33%
 Expenses, net of reduction to custodian
expenses
 and/or voluntary waiver of transfer agent fees
2.66%     2.73%     2.57%     2.28%
-----------------------------------------------------------------------------------------
 Portfolio turnover rate
51%      105%      164%      195%

 1. For the period from September 1, 1999 (inception of
offering) to July 31,
 2000.
 2. Less than $0.005 per share.
 3. Assumes an investment on the business day before the
first day of the fiscal
 period (or inception of offering), with all dividends and
distributions
 reinvested in additional shares on the reinvestment date,
and redemption at the
 net asset value calculated on the last business day of the
fiscal period. Sales
 charges are not reflected in the total returns. Total
returns are not
 annualized for periods of less than one full year.
 4. Annualized for periods of less than one full year.

 See accompanying Notes to Financial Statements.

17  |  OPPENHEIMER TRINITY CORE FUND

FINANCIAL HIGHLIGHTS  Continued

                                                 Six
Months                          Year

Ended                         Ended
                                           January 31,
2003                      July 31,
 Class C
(Unaudited)     2002      2001     2000 1
-----------------------------------------------------------------------------------------

 Per Share Operating
Data

 Net asset value, beginning of period                $
6.66    $ 8.65    $10.24   $ 10.00
-----------------------------------------------------------------------------------------
 Income (loss) from investment
operations:
 Net investment loss
(.01)     (.07)     (.10)     (.03)
 Net realized and unrealized gain (loss)
(.45)    (1.92)    (1.49)      .27

------------------------------------
 Total from investment operations
(.46)    (1.99)    (1.59)      .24
 Dividends and/or distributions to
shareholders:
 Dividends from net investment income
--        --        --        -- 2
 Dividends in excess of net investment income
--        --        --        --

------------------------------------
 Total dividends and/or distributions to shareholders
--        --        --        --
-----------------------------------------------------------------------------------------
 Net asset value, end of period
$6.20     $6.66    $ 8.65    $10.24

====================================

-----------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 3
(6.91)%  (23.01)%  (15.53)%    2.40%

-----------------------------------------------------------------------------------------
 Ratios/Supplemental
Data

 Net assets, end of period (in thousands)
$1,462    $1,337    $1,262      $989
-----------------------------------------------------------------------------------------
 Average net assets (in thousands)
$1,416    $1,348    $1,215      $322
-----------------------------------------------------------------------------------------
 Ratios to average net assets:
4
 Net investment loss
(0.59)%   (1.29)%   (1.29)%   (0.73)%
 Expenses
2.81%     2.90%     2.59%     2.33%
 Expenses, net of reduction to custodian
expenses
 and/or voluntary waiver of transfer agent fees
2.57%     2.72%     2.59%     2.28%
-----------------------------------------------------------------------------------------
 Portfolio turnover rate
51%      105%      164%      195%

 1. For the period from September 1, 1999 (inception of
offering) to July 31,
 2000.
 2. Less than $0.005 per share.
 3. Assumes an investment on the business day before the
first day of the fiscal
 period (or inception of offering), with all dividends and
distributions
 reinvested in additional shares on the reinvestment date,
and redemption at the
 net asset value calculated on the last business day of the
fiscal period. Sales
 charges are not reflected in the total returns. Total
returns are not
 annualized for periods of less than one full year.
 4. Annualized for periods of less than one full year.

 See accompanying Notes to Financial Statements.

18  |  OPPENHEIMER TRINITY CORE FUND

                                                          Six
Months                Year

Ended               Ended
                                                    January
31, 2003            July 31,
 Class N
(Unaudited)      2002    2001 1
----------------------------------------------------------------------------------------

 Per Share Operating
Data

 Net asset value, beginning of
period                          $6.77    $ 8.75    $ 8.89
----------------------------------------------------------------------------------------
 Income (loss) from investment
operations:
 Net investment
loss                                            (.01)
(.05)     (.05)
 Net realized and unrealized
loss                               (.42)    (1.93)     (.09)

-------------------------
 Total from investment
operations                               (.43)    (1.98)
(.14)
----------------------------------------------------------------------------------------
 Dividends and/or distributions to
shareholders:
 Dividends from net investment
income                             --        --        --
 Dividends in excess of net investment
income                     --        --        --

-------------------------
 Total dividends and/or distributions to
shareholders             --        --        --
----------------------------------------------------------------------------------------
 Net asset value, end of
period                                $6.34     $6.77
$8.75

=========================

----------------------------------------------------------------------------------------
 Total Return, at Net Asset Value
2                            (6.35)%  (22.63)%   (1.58)%

----------------------------------------------------------------------------------------
 Ratios/Supplemental
Data

 Net assets, end of period (in
thousands)                       $721       $82        $1
----------------------------------------------------------------------------------------
 Average net assets (in
thousands)                              $503       $71
$1
----------------------------------------------------------------------------------------
 Ratios to average net assets:
3
 Net investment income
(loss)                                   0.11%    (0.70)%
(1.43)%

Expenses
1.85%     2.46%     1.75%
 Expenses, net of reduction to custodian
expenses
 and/or voluntary waiver of transfer agent
fees                 1.61%     2.28%     1.75%
----------------------------------------------------------------------------------------
 Portfolio turnover
rate                                          51%
105%      164%

 1. For the period from March 1, 2001 (inception of offering)
to July 31, 2001.
 2. Assumes an investment on the business day before the
first day of the fiscal
 period (or inception of offering), with all dividends and
distributions
 reinvested in additional shares on the reinvestment date,
and redemption at the
 net asset value calculated on the last business day of the
fiscal period. Sales
 charges are not reflected in the total returns. Total
returns are not
 annualized for periods of less than one full year.
 3. Annualized for periods of less than one full year.

 See accompanying Notes to Financial Statements.

19  |  OPPENHEIMER TRINITY CORE FUND

FINANCIAL HIGHLIGHTS  Continued

                                                 Six
Months                            Year

Ended                           Ended
                                           January 31,
2003                        July 31,
 Class Y
(Unaudited)       2002       2001    2000 1
-------------------------------------------------------------------------------------------
 Per Share Operating
Data

 Net asset value, beginning of period
$7.00      $8.99     $10.30    $10.00
-------------------------------------------------------------------------------------------
 Income (loss) from investment
operations:
 Net investment income (loss)
..01       (.03)      (.02)      .05
 Net realized and unrealized gain (loss)
(.43)     (1.96)     (1.29)      .28

--------------------------------------
 Total from investment operations
(.42)     (1.99)     (1.31)      .33
-------------------------------------------------------------------------------------------
 Dividends and/or distributions to
shareholders:
 Dividends from net investment income
--         --         --        -- 2
 Dividends in excess of net investment income
--         --         --      (.03)

--------------------------------------
 Total dividends and/or distributions to shareholders
--         --         --      (.03)
-------------------------------------------------------------------------------------------
 Net asset value, end of period
$6.58      $7.00     $ 8.99    $10.30

======================================

-------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 3
(6.00)%   (22.14)%   (12.72)%    3.26%

-------------------------------------------------------------------------------------------
 Ratios/Supplemental
Data

 Net assets, end of period (in thousands)
$138       $121      $  86        $1
-------------------------------------------------------------------------------------------
 Average net assets (in thousands)
$123       $102       $160        $1
 Ratios to average net assets:
4
 Net investment income
0.83%      0.04%      0.07%     0.26%
 Expenses
1.22%      3.80%      2.35% 5   1.34%
 Expenses, net of reduction to custodian
expenses
 and/or voluntary waiver of transfer agent fees
1.22%      1.43%      1.30%     1.29%
-------------------------------------------------------------------------------------------
 Portfolio turnover rate
51%       105%       164%      195%

 1. For the period from September 1, 1999 (inception of
offering) to July 31,
 2000.
 2. Less than $0.005 per share.
 3. Assumes an investment on the business day before the
first day of the fiscal
 period (or inception of offering), with all dividends and
distributions
 reinvested in additional shares on the reinvestment date,
and redemption at the
 net asset value calculated on the last business day of the
fiscal period. Sales
 charges are not reflected in the total returns. Total
returns are not
 annualized for periods of less than one full year.
 4. Annualized for periods of less than one full year.
 5. Added since July 31, 2001 to reflect expenses before
reduction to custodian
 expenses and voluntary waiver of transfer agent fees.

 See accompanying Notes to Financial Statements.

20  |  OPPENHEIMER TRINITY CORE FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited

--------------------------------------------------------------------------------
1. Significant Accounting Policies
Oppenheimer Trinity Core Fund (the Fund) is registered under the Investment
Company Act of 1940, as amended, as an open-end management
investment company.
The Fund's investment objective is to seek long-term growth
of capital. The
Fund's investment advisor is OppenheimerFunds, Inc. (the
Manager). The Manager
has entered into a sub-advisory agreement with Trinity
Investment Management
Corporation.
     The Fund offers Class A, Class B, Class C, Class N and
Class Y shares.
Class A shares are sold at their offering price, which is
normally net asset
value plus a front-end sales charge. Class B, Class C and
Class N shares are
sold without a front-end sales charge but may be subject to a contingent
deferred sales charge (CDSC). Class N shares are sold only
through retirement
plans. Retirement plans that offer Class N shares may impose charges on those
accounts. Class Y shares are sold to certain institutional
investors without
either a front-end sales charge or a CDSC. All classes of
shares have identical
rights and voting privileges. Earnings, net assets and net
asset value per share
may differ by minor amounts due to each class having its own expenses directly
attributable to that class. Classes A, B, C and N have
separate distribution
and/or service plans. No such plan has been adopted for Class
Y shares. Class B
shares will automatically convert to Class A shares six years after the date of
purchase.
     The following is a summary of significant accounting
policies consistently
followed by the Fund.
--------------------------------------------------------------------------------
Securities Valuation. Securities listed or traded on National
Stock Exchanges or
other domestic or foreign exchanges are valued based on the
last sale price of
the security traded on that exchange prior to the time when
the Fund's assets
are valued. In the absence of a sale, the security is valued at the last sale
price on the prior trading day, if it is within the spread of the closing bid
and asked prices, and if not, at the closing bid price.
Securities (including
restricted securities) for which quotations are not readily
available are valued
primarily using dealer-supplied valuations, a portfolio
pricing service
authorized by the Board of Trustees, or at their fair value.
Fair value is
determined in good faith under consistently applied
procedures under the
supervision of the Board of Trustees. Short-term "money
market type" debt
securities with remaining maturities of sixty days or less
are valued at
amortized cost (which approximates market value).
--------------------------------------------------------------------------------
Joint Repurchase Agreements. The Fund, along with other
affiliated funds of the
Manager, may transfer uninvested cash balances into one or
more joint repurchase
agreement accounts. These balances are invested in one or
more repurchase
agreements, secured by U.S. government securities. Securities pledged as
collateral for repurchase agreements are held by a custodian bank until the
agreements mature. Each agreement requires that the market
value of the
collateral be sufficient to cover payments of interest and
principal; however,
in the event of default by the other party to the agreement, retention of the
collateral may be subject to legal proceedings.

21  |  OPPENHEIMER TRINITY CORE FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------
1. Significant Accounting Policies Continued
Allocation of Income, Expenses, Gains and Losses. Income,
expenses (other than
those attributable to a specific class), gains and losses are allocated daily to
each class of shares based upon the relative proportion of
net assets
represented by such class. Operating expenses directly
attributable to a
specific class are charged against the operations of that
class.
--------------------------------------------------------------------------------
Federal Taxes. The Fund intends to continue to comply with
provisions of the
Internal Revenue Code applicable to regulated investment
companies and to
distribute all of its taxable income, including any net
realized gain on
investments not offset by capital loss carryforwards, if any, to shareholders.
Therefore, no federal income or excise tax provision is
required.
     As of January 31, 2003, the Fund had available for
federal income tax
purposes an estimated unused capital loss carryforward of
$2,423,979. This
estimated capital loss carryforward represents carryforward
as of the end of the
last fiscal year, increased for losses deferred under tax
accounting rules to
the current fiscal year and increased or decreased by capital losses or gains
realized in the first six months of the current fiscal year.
As of July 31, 2002, the Fund had available for federal
income tax purposes
unused capital loss carryforwards as follows:

                              Expiring
                              ----------------------
                              2008        $   41,424
                              2009           111,626
                              2010           969,855
                                          ----------
                              Total       $1,122,905
                                          ==========

--------------------------------------------------------------------------------
Trustees' Compensation. The Fund has adopted an unfunded
retirement plan for the
Fund's independent trustees. Benefits are based on years of
service and fees
paid to each trustee during the years of service. During the six months ended
January 31, 2003, the Fund's projected benefit obligations
were decreased by
$1,018 resulting in an accumulated liability of $88 as of
January 31, 2003.
     The Board of Trustees has adopted a deferred
compensation plan for
independent trustees that enables trustees to elect to defer receipt of all or a
portion of annual compensation they are entitled to receive
from the Fund. Under
the plan, the compensation deferred is periodically adjusted as though an
equivalent amount had been invested for the Board of Trustees in shares of one
or more Oppenheimer funds selected by the trustee. The amount paid to the Board
of Trustees under the plan will be determined based upon the performance of the
selected funds. Deferral of trustees' fees under the plan
will not affect the
net assets of the Fund, and will not materially affect the
Fund's assets,
liabilities or net investment income per share.
--------------------------------------------------------------------------------
Dividends and Distributions to Shareholders. Dividends and
distributions to
shareholders, which are determined in accordance with income tax regulations,
are recorded on the ex-dividend date.

22  |  OPPENHEIMER TRINITY CORE FUND

--------------------------------------------------------------------------------
Classification of Dividends and Distributions to
Shareholders. Net investment
income (loss) and net realized gain (loss) may differ for
financial statement
and tax purposes. The character of dividends and
distributions made during the
fiscal year from net investment income or net realized gains may differ from
their ultimate characterization for federal income tax
purposes. Also, due to
timing of dividends and distributions, the fiscal year in
which amounts are
distributed may differ from the fiscal year in which the
income or net realized
gain was recorded by the Fund.
     No distributions were paid during the six months ended
January 31, 2003 and
the year ended July 31, 2002.
--------------------------------------------------------------------------------
Investment Income. Dividend income is recorded on the
ex-dividend date or upon
ex-dividend notification in the case of certain foreign
dividends where the
ex-dividend date may have passed. Non-cash dividends included in dividend
income, if any, are recorded at the fair market value of the securities
received. Interest income, which includes accretion of
discount and amortization
of premium, is accrued as earned.
--------------------------------------------------------------------------------
Security Transactions. Security transactions are recorded on the trade date.
Realized gains and losses on securities sold are determined
on the basis of
identified cost.
--------------------------------------------------------------------------------
Other. The preparation of financial statements in conformity with accounting
principles generally accepted in the United States of America requires
management to make estimates and assumptions that affect the reported amounts of
assets and liabilities and disclosure of contingent assets
and liabilities at
the date of the financial statements and the reported amounts of income and
expenses during the reporting period. Actual results could
differ from those
estimates.

--------------------------------------------------------------------------------
2. Shares of Beneficial Interest

The Fund has authorized an unlimited number of no par value
shares of beneficial
interest of each class. Transactions in shares of beneficial interest were as
follows:

                   Six Months Ended January 31, 2003
Year Ended July 31, 2002
                                Shares        Amount
Shares         Amount
----------------------------------------------------------------------------------

 Class A
 Sold                          121,703     $ 803,498
357,407    $ 2,895,526
 Redeemed                     (143,900)     (940,801)
(269,496)    (2,142,172)

----------------------------------------------------
 Net increase (decrease)       (22,197)    $(137,303)
87,911    $   753,354

====================================================

----------------------------------------------------------------------------------
 Class B
 Sold                          107,328     $ 693,922
170,545    $ 1,354,469
 Redeemed                      (77,572)     (492,653)
(70,151)      (548,779)

----------------------------------------------------
 Net increase                   29,756     $ 201,269
100,394    $   805,690

====================================================

----------------------------------------------------------------------------------
 Class C
 Sold                           72,006     $ 470,785
118,519    $   920,001
 Redeemed                      (37,265)     (242,662)
(63,389)      (490,962)

----------------------------------------------------
 Net increase                   34,741     $ 228,123
55,130    $   429,039

====================================================

23  |  OPPENHEIMER TRINITY CORE FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued

 2. Shares of Beneficial Interest Continued

                   Six Months Ended January 31, 2003
Year Ended July 31, 2002
                                Shares        Amount
Shares         Amount
----------------------------------------------------------------------------------

 Class N
 Sold                          116,784      $741,744
42,122      $ 349,796
 Redeemed                      (15,156)      (99,556)
(30,091)      (244,083)

----------------------------------------------------
 Net increase                  101,628      $642,188
12,031      $ 105,713

====================================================

----------------------------------------------------------------------------------
 Class Y
 Sold                            6,050      $ 41,388
10,433      $  87,052
 Redeemed                       (2,484)      (16,377)
(2,604)       (21,218)

----------------------------------------------------
 Net increase                    3,566      $ 25,011
7,829      $  65,834

====================================================

--------------------------------------------------------------------------------
3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of
securities, other
than short-term obligations, for the six months ended January
31, 2003, were
$4,744,927 and $3,859,884, respectively.

--------------------------------------------------------------------------------
4. Fees and Other Transactions with Affiliates
Management Fees. Management fees paid to the Manager were in accordance with the
investment advisory agreement with the Fund which provides
for a fee of 0.75% of
the first $200 million of average annual net assets of the
Fund, 0.72% of the
next $200 million, 0.69% of the next $200 million, 0.66% of
the next $200
million, and 0.60% of average annual net assets in excess of
$800 million.

--------------------------------------------------------------------------------
Sub-Advisor Fees. The Manager pays Trinity Investment
Management Corporation
(the Sub-Advisor) based on the fee schedule set forth in the
Prospectus. For the
six months ended January 31, 2003, the Manager paid $9,785 to the Sub-Advisor
for services to the Fund.
--------------------------------------------------------------------------------
Transfer Agent Fees. OppenheimerFunds Services (OFS), a
division of the Manager,
acts as the transfer and shareholder servicing agent for the
Fund. The Fund pays
OFS a $19.75 per account fee.
     Additionally, Class Y shares are subject to minimum fees
of $5,000 for
assets of less than $10 million and $10,000 for assets of $10 million or more.
The Class Y shares are subject to the minimum fees in the
event that the per
account fee does not equal or exceed the applicable minimum
fees. OFS may
voluntarily waive the minimum fees.
     OFS has voluntarily agreed to limit transfer and
shareholder servicing
agent fees up to an annual rate of 0.35% of average annual
net assets for all
classes. This undertaking may be amended or withdrawn at any time.
--------------------------------------------------------------------------------
Distribution and Service Plan (12b-1) Fees. Under its General
Distributor's
Agreement with the Manager, OppenheimerFunds Distributor,
Inc. (the Distributor)
acts as the Fund's principal underwriter in the continuous
public offering of
the different classes of shares of the Fund.

24  |  OPPENHEIMER TRINITY CORE FUND

The compensation paid to (or retained by) the Distributor
from the sale of
shares or on the redemption of shares is shown in the table
below for the period
indicated.

                      Aggregate         Class A
Concessions     Concessions     Concessions     Concessions
                      Front-End       Front-End      on Class
A      on Class B      on Class C      on Class N
                  Sales Charges   Sales Charges
Shares          Shares          Shares          Shares
                     on Class A     Retained by     Advanced
by     Advanced by     Advanced by     Advanced by
Six Months Ended         Shares     Distributor   Distributor
1   Distributor 1   Distributor 1   Distributor 1
---------------------------------------------------------------------------------------------------------------

January 31, 2003         $5,727          $1,705
$1,149          $8,783          $3,422          $7,330

1. The Distributor advances concession payments to dealers
for certain sales of
Class A shares and for sales of Class B, Class C and Class N shares from its own
resources at the time of sale.

                               Class A         Class
B         Class C         Class N
                            Contingent      Contingent
Contingent      Contingent
                              Deferred        Deferred
Deferred        Deferred
                         Sales Charges   Sales Charges
Sales Charges   Sales Charges
                           Retained by     Retained by
Retained by     Retained by
Six Months Ended           Distributor     Distributor
Distributor     Distributor
--------------------------------------------------------------------------------------

January 31, 2003                   $80
$3,007            $221            $474

--------------------------------------------------------------------------------
Service Plan for Class A Shares. The Fund has adopted a
Service Plan for Class A
Shares. It reimburses the Distributor for a portion of its
costs incurred for
services provided to accounts that hold Class A shares.
Reimbursement is made
quarterly at an annual rate of up to 0.25% of the average
annual net assets of
Class A shares of the Fund. For the six months ended January
31, 2003, payments
under the Class A Plan totaled $4,495, all of which were paid by the Distributor
to recipients, and included $203 paid to an affiliate of the
Manager. Any
unreimbursed expenses the Distributor incurs with respect to
Class A shares in
any fiscal year cannot be recovered in subsequent years.
--------------------------------------------------------------------------------
Distribution and Service Plans for Class B, Class C and Class
N Shares. The Fund
has adopted Distribution and Service Plans for Class B, Class
C and Class N
shares. Under the plans, the Fund pays the Distributor an
annual asset-based
sales charge of 0.75% per year on Class B shares and on Class
C shares and the
Fund pays the Distributor an annual asset-based sales charge of 0.25% per year
on Class N shares. The Distributor also receives a service
fee of 0.25% per year
under each plan.

Distribution fees paid to the Distributor for the six months ended January 31,
2003, were as follows:

Distributor's

Distributor's      Aggregate

Aggregate   Unreimbursed

Unreimbursed  Expenses as %
                        Total Payments  Amount Retained
Expenses  of Net Assets
                            Under Plan   by Distributor
Under Plan       of Class
-------------------------------------------------------------------------------------

Class B Plan                    $8,767
$7,350        $79,153           4.32%
Class C Plan                     7,133
3,990         27,720           1.90
Class N Plan                     1,259
1,105         20,966           2.91

25  |  OPPENHEIMER TRINITY CORE FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued

--------------------------------------------------------------------------------
5. Bank Borrowings.
The Fund had the ability to borrow from a bank for temporary or emergency
purposes provided asset coverage for borrowings exceeded
300%. The Fund and
other Oppenheimer funds participated in a $400 million
unsecured line of credit
with a bank. Under that unsecured line of credit, interest
was charged to each
fund, based on its borrowings, at a rate equal to the Federal
Funds Rate plus
0.45%. Under that credit facility, the Fund paid a commitment fee equal to its
pro rata share of the average unutilized amount of the credit facility at a rate
of 0.08% per annum. The credit facility was terminated on
November 12, 2002.

     The Fund had no borrowings through November 12, 2002.

                                  A-1
                               Appendix A

                             S&P 500 Index
                             -
                11 Economic Sectors, 34 Industry Groups
                ---------------------------------------

            Basic Materials                     Miscellaneous
            Chemicals                           Miscellaneous
            Forest Products
            Metals

            Consumer Staples                    Technology
            Food/Bev/Tobacco                    Computer Hardware
            Household Products                  Computer Software
            Food & Drug Retail                  Electronics

            Health Care                         Consumer Cyclicals
            Drugs                               Retail/Merchandise
            Hospital/Hospital Supply            Entertainment
                                                Building Materials
                                                Lodging & Restaurant
                                                Publishing
            Transportation                      Consumer Durables
            Automotive                          Retail/Clothing
            Transportation
            Auto Parts

            Capital Goods                       Finance
            Electric Equipment                  Consumer Finance
            Aerospace                           Money Center Banks
            Machinery                           Insurance
                                                Regional Banks

            Energy                              Utilities
            Integrated Oils                     Telephones
            Oil Production/Services             Electric Utilities
                                                Gas & Water

                                  B-11
                               Appendix B

OppenheimerFunds Special Sales Charge Arrangements and Waivers
--------------------------------------------------------------

In certain cases, the initial sales charge that applies to purchases of
Class A shares1 of the Oppenheimer funds or the contingent deferred sales charge that may apply to Class A, Class B or Class C shares may be waived.2  That is because of the economies of sales efforts realized by OppenheimerFunds Distributor, Inc., (referred to in this document as the "Distributor"), or by dealers or other financial institutions that offer those shares to certain classes of investors.

Not all waivers apply to all funds. For example, waivers relating to
Retirement Plans do not apply to Oppenheimer municipal funds, because shares of those funds are not available for purchase by or on behalf of retirement plans. Other waivers apply only to shareholders of certain funds.

For the purposes of some of the waivers described below and in the
Prospectus and Statement of Additional Information of the applicable
Oppenheimer funds, the term "Retirement Plan" refers to the following types of plans:
         1) plans qualified under Sections 401(a) or 401(k) of the
            Internal Revenue Code,
         2) non-qualified deferred compensation plans,
         3) employee benefit plans3
         4) Group Retirement Plans4
         5) 403(b)(7) custodial plan accounts
         6) Individual Retirement Accounts ("IRAs"), including
            traditional IRAs, Roth IRAs, SEP-IRAs, SARSEPs or SIMPLE
            plans

The interpretation of these provisions as to the applicability of a special arrangement or waiver in a particular case is in the sole discretion of the Distributor or the transfer agent (referred to in this document as the "Transfer Agent") of the particular Oppenheimer fund. These waivers and special arrangements may be amended or terminated at any time by a particular fund, the Distributor, and/or
OppenheimerFunds, Inc. (referred to in this document as the "Manager").

Waivers that apply at the time shares are redeemed must be requested by the shareholder and/or dealer in the redemption request.
I.

 Applicability of Class A Contingent Deferred Sales Charges in Certain
                                    Cases
------------------------------------------------------------------------

Purchases of Class A Shares of Oppenheimer Funds That Are Not Subject
to Initial Sales Charge but May Be Subject to the Class A Contingent
Deferred Sales Charge (unless a waiver applies).

      There is no initial sales charge on purchases of Class A shares of any of the Oppenheimer funds in the cases listed below. However, these purchases may be subject to the Class A contingent deferred sales charge if redeemed within 18 months (24 months in the case of
Oppenheimer Rochester National Municipals and Rochester Fund
Municipals) of the beginning of the calendar month of their purchase, as described in the Prospectus (unless a waiver described elsewhere in this Appendix applies to the redemption). Additionally, on shares purchased under these waivers that are subject to the Class A contingent deferred sales charge, the Distributor will pay the applicable concession described in the Prospectus under "Class A
Contingent Deferred Sales Charge."5 This waiver provision applies to:
|_|   Purchases of Class A shares aggregating $1 million or more.
|_|   Purchases of Class A shares by a Retirement Plan that was
         permitted to purchase such shares at net asset value but
         subject to a contingent deferred sales charge prior to March
         1, 2001. That included plans (other than IRA or 403(b)(7)
         Custodial Plans) that: 1) bought shares costing $500,000 or more, 2) had at the time of purchase 100 or more eligible
         employees or total plan assets of $500,000 or more, or 3)
         certified to the Distributor that it projects to have annual plan purchases of $200,000 or more.
|_|   Purchases by an OppenheimerFunds-sponsored Rollover IRA, if the purchases are made:
         1) through a broker, dealer, bank or registered investment adviser that has made special arrangements with the
            Distributor for those purchases, or
         2) by a direct rollover of a distribution from a qualified
            Retirement Plan if the administrator of that Plan has made special arrangements with the Distributor for those
            purchases.
|_|   Purchases of Class A shares by Retirement Plans that have any of the following record-keeping arrangements:
         1) The record keeping is performed by Merrill Lynch Pierce
            Fenner & Smith, Inc. ("Merrill Lynch") on a daily valuation basis for the Retirement Plan. On the date the plan sponsor signs the record-keeping service agreement with Merrill
            Lynch, the Plan must have $3 million or more of its assets invested in (a) mutual funds, other than those advised or
            managed by Merrill Lynch Investment Management, L.P.
            ("MLIM"), that are made available under a Service Agreement between Merrill Lynch and the mutual fund's principal
            underwriter or distributor, and  (b)  funds advised or
            managed by MLIM (the funds described in (a) and (b) are
            referred to as "Applicable Investments").
         2) The record keeping for the Retirement Plan is performed on a daily valuation basis by a record keeper whose services
            are provided under a contract or arrangement between the
            Retirement Plan and Merrill Lynch. On the date the plan
            sponsor signs the record keeping service agreement with
            Merrill Lynch, the Plan must have $3 million or more of its assets (excluding assets invested in money market funds)
            invested in Applicable Investments.
         3) The record keeping for a Retirement Plan is handled under a service agreement with Merrill Lynch and on the date the
            plan sponsor signs that agreement, the Plan has 500 or more eligible employees (as determined by the Merrill Lynch plan conversion manager).
II.

         Waivers of Class A Sales Charges of Oppenheimer Funds
------------------------------------------------------------------------

A. Waivers of Initial and Contingent Deferred Sales Charges for Certain
Purchasers.

Class A shares purchased by the following investors are not subject to any Class A sales charges (and no concessions are paid by the
Distributor on such purchases):
|_|   The Manager or its affiliates.
|_|   Present or former officers, directors, trustees and employees
         (and their "immediate families") of the Fund, the Manager and its affiliates, and retirement plans established by them for their employees. The term "immediate family" refers to one's spouse, children, grandchildren, grandparents, parents,
         parents-in-law, brothers and sisters, sons- and
         daughters-in-law, a sibling's spouse, a spouse's siblings, aunts, uncles, nieces and nephews; relatives by virtue of a remarriage (step-children, step-parents, etc.) are included.
|_|   Registered management investment companies, or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose.
|_|   Dealers or brokers that have a sales agreement with the
         Distributor, if they purchase shares for their own accounts or for retirement plans for their employees.
|_|   Employees and registered representatives (and their spouses) of dealers or brokers described above or financial institutions that have entered into sales arrangements with such dealers or brokers (and which are identified as such to the Distributor)
         or with the Distributor. The purchaser must certify to the
         Distributor at the time of purchase that the purchase is for the purchaser's own account (or for the benefit of such
         employee's spouse or minor children).
|_|   Dealers, brokers, banks or registered investment advisors that have entered into an agreement with the Distributor providing specifically for the use of shares of the Fund in particular investment products made available to their clients. Those clients may be charged a transaction fee by their dealer,
         broker, bank or advisor for the purchase or sale of Fund
         shares.
|_|   Investment advisors and financial planners who have entered into an agreement for this purpose with the Distributor and who charge an advisory, consulting or other fee for their services and buy shares for their own accounts or the accounts of their clients.
|_|   "Rabbi trusts" that buy shares for their own accounts, if the purchases are made through a broker or agent or other
         financial intermediary that has made special arrangements with the Distributor for those purchases.
|_|   Clients of investment advisors or financial planners (that have entered into an agreement for this purpose with the
         Distributor) who buy shares for their own accounts may also purchase shares without sales charge but only if their
         accounts are linked to a master account of their investment advisor or financial planner on the books and records of the broker, agent or financial intermediary with which the
         Distributor has made such special arrangements . Each of these investors may be charged a fee by the broker, agent or
         financial intermediary for purchasing shares.
|_|   Directors, trustees, officers or full-time employees of OpCap
         Advisors or its affiliates, their relatives or any trust,
         pension, profit sharing or other benefit plan which
         beneficially owns shares for those persons.
|_|   Accounts for which Oppenheimer Capital (or its successor) is the investment advisor (the Distributor must be advised of this arrangement) and persons who are directors or trustees of the company or trust which is the beneficial owner of such
         accounts.
|_|   A unit investment trust that has entered into an appropriate agreement with the Distributor.
|_|   Dealers, brokers, banks, or registered investment advisers that have entered into an agreement with the Distributor to sell shares to defined contribution employee retirement plans for which the dealer, broker or investment adviser provides
         administration services.
|-|

      Retirement Plans and deferred compensation plans and trusts used to fund those plans (including, for example, plans qualified or created under sections 401(a), 401(k), 403(b) or 457 of the
         Internal Revenue Code), in each case if those purchases are made through a broker, agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.
|_|   A TRAC-2000 401(k) plan (sponsored by the former Quest for Value
         Advisors) whose Class B or Class C shares of a Former Quest for Value Fund were exchanged for Class A shares of that Fund due to the termination of the Class B and Class C TRAC-2000 program on November 24, 1995.
|_|   A qualified Retirement Plan that had agreed with the former Quest for Value Advisors to purchase shares of any of the Former
         Quest for Value Funds at net asset value, with such shares to be held through DCXchange, a sub-transfer agency mutual fund clearinghouse, if that arrangement was consummated and share purchases commenced by December 31, 1996.

B. Waivers of Initial and Contingent Deferred Sales Charges in Certain
Transactions.

Class A shares issued or purchased in the following transactions are not subject to sales charges (and no concessions are paid by the
Distributor on such purchases):
|_|   Shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Fund is a
         party.
|_|   Shares purchased by the reinvestment of dividends or other distributions reinvested from the Fund or other Oppenheimer funds (other than Oppenheimer Cash Reserves) or unit
         investment trusts for which reinvestment arrangements have been made with the Distributor.
|_|   Shares purchased through a broker-dealer that has entered into a special agreement with the Distributor to allow the broker's customers to purchase and pay for shares of Oppenheimer funds using the proceeds of shares redeemed in the prior 30 days from a mutual fund (other than a fund managed by the Manager or any of its subsidiaries) on which an initial sales charge or contingent deferred sales charge was paid. This waiver also applies to shares purchased by exchange of shares of
         Oppenheimer Money Market Fund, Inc. that were purchased and paid for in this manner. This waiver must be requested when the purchase order is placed for shares of the Fund, and the
         Distributor may require evidence of qualification for this waiver.
|_|   Shares purchased with the proceeds of maturing principal units of any Qualified Unit Investment Liquid Trust Series.
|_|   Shares purchased by the reinvestment of loan repayments by a participant in a Retirement Plan for which the Manager or an affiliate acts as sponsor.

C. Waivers of the Class A Contingent Deferred Sales Charge for Certain
Redemptions.

The Class A contingent deferred sales charge is also waived if shares that would otherwise be subject to the contingent deferred sales charge are redeemed in the following cases:
|_|   To make Automatic Withdrawal Plan payments that are limited annually to no more than 12% of the account value adjusted annually.
|_|   Involuntary redemptions of shares by operation of law or
         involuntary redemptions of small accounts (please refer to
         "Shareholder Account Rules and Policies," in the applicable fund Prospectus).
|_|   For distributions from Retirement Plans, deferred compensation plans or other employee benefit plans for any of the following purposes:
         1) Following the death or disability (as defined in the
            Internal Revenue Code) of the participant or beneficiary.
            The death or disability must occur after the participant's account was established.
         2) To return excess contributions.
         3) To return contributions made due to a mistake of fact.
         4) Hardship withdrawals, as defined in the plan.6
         5) Under a Qualified Domestic Relations Order, as defined in the Internal Revenue Code, or, in the case of an IRA, a
            divorce or separation agreement described in Section 71(b)
            of the Internal Revenue Code.
         6) To meet the minimum distribution requirements of the
            Internal Revenue Code.
         7) To make "substantially equal periodic payments" as
            described in Section 72(t) of the Internal Revenue Code.
         8) For loans to participants or beneficiaries.
         9) Separation from service.7
         10)      Participant-directed redemptions to purchase shares
            of a mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) if the plan has made
            special arrangements with the Distributor.
         11)      Plan termination or "in-service distributions," if
            the redemption proceeds are rolled over directly to an
            OppenheimerFunds-sponsored IRA.
|_|   For distributions from 401(k) plans sponsored by broker-dealers that have entered into a special agreement with the
         Distributor allowing this waiver.
|_|   For distributions from retirement plans that have $10 million or more in plan assets and that have entered into a special
         agreement with the Distributor.
|_|   For distributions from retirement plans which are part of a retirement plan product or platform offered by certain banks, broker-dealers, financial advisors, insurance companies or record keepers which have entered into a special agreement with the Distributor.
III.       Waivers of Class B, Class C and Class N Sales Charges of
                               Oppenheimer Funds
--------------------------------------------------------------------------

The Class B, Class C and Class N contingent deferred sales charges will not be applied to shares purchased in certain types of transactions or redeemed in certain circumstances described below.

A. Waivers for Redemptions in Certain Cases.

The Class B, Class C and Class N contingent deferred sales charges will be waived for redemptions of shares in the following cases:
|_|   Shares redeemed involuntarily, as described in "Shareholder
         Account Rules and Policies," in the applicable Prospectus.
|_|   Redemptions from accounts other than Retirement Plans following the death or disability of the last surviving shareholder. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the Social Security
         Administration.
|_|   The contingent deferred sales charges are generally not waived following the death or disability of a grantor or trustee for a trust account. The contingent deferred sales charges will only be waived in the limited case of the death of the trustee of a grantor trust or revocable living trust for which the trustee is also the sole beneficiary. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the Social Security Administration.
|_|   Distributions from accounts for which the broker-dealer of record has entered into a special agreement with the Distributor
         allowing this waiver.
|_|   Redemptions of Class B shares held by Retirement Plans whose records are maintained on a daily valuation basis by Merrill
         Lynch or an independent record keeper under a contract with
         Merrill Lynch.
|_|   Redemptions of Class C shares of Oppenheimer U.S. Government
         Trust from accounts of clients of financial institutions that have entered into a special arrangement with the Distributor for this purpose.
|_|   Redemptions requested in writing by a Retirement Plan sponsor of
         Class C shares of an Oppenheimer fund in amounts of $500,000 or more and made more than 12 months after the Retirement
         Plan's first purchase of Class C shares, if the redemption proceeds are invested in Class N shares of one or more
         Oppenheimer funds.
|_|   Distributions8 from Retirement Plans or other employee benefit plans for any of the following purposes:
         1) Following the death or disability (as defined in the
            Internal Revenue Code) of the participant or beneficiary.
            The death or disability must occur after the participant's account was established in an Oppenheimer fund.
         2) To return excess contributions made to a participant's
            account.
         3) To return contributions made due to a mistake of fact.
         4) To make hardship withdrawals, as defined in the plan.9
         5) To make distributions required under a Qualified Domestic
            Relations Order or, in the case of an IRA, a divorce or
            separation agreement described in Section 71(b) of the
            Internal Revenue Code.
         6) To meet the minimum distribution requirements of the
            Internal Revenue Code.
         7) To make "substantially equal periodic payments" as
            described in Section 72(t) of the Internal Revenue Code.
         8) For loans to participants or beneficiaries.10
         9) On account of the participant's separation from service.11
         10)      Participant-directed redemptions to purchase shares
            of a mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) offered as an investment
            option in a Retirement Plan if the plan has made special
            arrangements with the Distributor.
         11)      Distributions made on account of a plan termination
            or "in-service" distributions, if the redemption proceeds
            are rolled over directly to an OppenheimerFunds-sponsored
            IRA.
         12)      For distributions from a participant's account under
            an Automatic Withdrawal Plan after the participant reaches age 59 1/2, as long as the aggregate value of the
            distributions does not exceed 10% of the account's value,
            adjusted annually.
         13)      Redemptions of Class B shares under an Automatic
            Withdrawal Plan for an account other than a Retirement
            Plan, if the aggregate value of the redeemed shares does
            not exceed 10% of the account's value, adjusted annually.
         14)      For distributions from 401(k) plans sponsored by
            broker-dealers that have entered into a special arrangement with the Distributor allowing this waiver.
|_|   Redemptions of Class B shares or Class C shares under an
         Automatic Withdrawal Plan from an account other than a
         Retirement Plan if the aggregate value of the redeemed shares does not exceed 10% of the account's value annually.

B. Waivers for Shares Sold or Issued in Certain Transactions.

The contingent deferred sales charge is also waived on Class B and
Class C shares sold or issued in the following cases:
|_|   Shares sold to the Manager or its affiliates.
|_|   Shares sold to registered management investment companies or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose.
|_|   Shares issued in plans of reorganization to which the Fund is a party.

|_|   Shares sold to present or former officers, directors, trustees or employees (and their "immediate families" as defined above in
         Section I.A.) of the Fund, the Manager and its affiliates and retirement plans established by them for their employees.
IV.     Special Sales Charge Arrangements for Shareholders of Certain
      Oppenheimer Funds Who Were Shareholders of Former Quest for Value
                                    Funds
------------------------------------------------------------------------

The initial and contingent deferred sales charge rates and waivers for
Class A, Class B and Class C shares described in the Prospectus or
Statement of Additional Information of the Oppenheimer funds are modified as described below for certain persons who were shareholders of the former Quest for Value Funds.  To be eligible, those persons must have been shareholders on November 24, 1995, when
OppenheimerFunds, Inc. became the investment advisor to those former
Quest for Value Funds.  Those funds include:
   Oppenheimer Quest Value Fund, Inc.           Oppenheimer Small Cap
   Value Fund
   Oppenheimer Quest Balanced Value Fund        Oppenheimer Quest
   Global Value Fund, Inc.
   Oppenheimer Quest Opportunity Value Fund

      These arrangements also apply to shareholders of the following funds when they merged (were reorganized) into various Oppenheimer funds on November 24, 1995:

   Quest for Value U.S. Government Income Fund  Quest for Value New York
   Tax-Exempt Fund
   Quest for Value Investment Quality Income Fund     Quest for Value
   National Tax-Exempt Fund
   Quest for Value Global Income Fund     Quest for Value California
   Tax-Exempt Fund

      All of the funds listed above are referred to in this Appendix as the "Former Quest for Value Funds."  The waivers of initial and contingent deferred sales charges described in this Appendix apply to shares of an Oppenheimer fund that are either:
|_|   acquired by such shareholder pursuant to an exchange of shares of an Oppenheimer fund that was one of the Former Quest for Value
         Funds, or
|_|   purchased by such shareholder by exchange of shares of another
         Oppenheimer fund that were acquired pursuant to the merger of any of the Former Quest for Value Funds into that other
         Oppenheimer fund on November 24, 1995.

A. Reductions or Waivers of Class A Sales Charges.

|X|   Reduced Class A Initial Sales Charge Rates for Certain Former
Quest for Value Funds Shareholders.

Purchases by Groups and Associations.  The following table sets forth the initial sales charge rates for Class A shares purchased by members of "Associations" formed for any purpose other than the purchase of securities. The rates in the table apply if that Association purchased shares of any of the Former Quest for Value Funds or received a proposal to purchase such shares from OCC Distributors prior to
November 24, 1995.

--------------------------------------------------------------------------------
                      Initial Sales       Initial Sales Charge   Concession as
Number of Eligible    Charge as a % of    as a % of Net Amount   % of Offering
Employees or Members  Offering Price      Invested               Price
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
9 or Fewer                   2.50%                2.56%              2.00%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
At  least  10 but not        2.00%                2.04%              1.60%
more than 49
--------------------------------------------------------------------------------

------------------------------------------------------------------------
      For purchases by Associations having 50 or more eligible
employees or members, there is no initial sales charge on purchases of
Class A shares, but those shares are subject to the Class A contingent deferred sales charge described in the applicable fund's Prospectus.

      Purchases made under this arrangement qualify for the lower of either the sales charge rate in the table based on the number of members of an Association, or the sales charge rate that applies under the Right of Accumulation described in the applicable fund's Prospectus and Statement of Additional Information. Individuals who qualify under this arrangement for reduced sales charge rates as members of
Associations also may purchase shares for their individual or custodial accounts at these reduced sales charge rates, upon request to the
Distributor.

|X|   Waiver of Class A Sales Charges for Certain Shareholders.  Class
A shares purchased by the following investors are not subject to any
Class A initial or contingent deferred sales charges:
o     Shareholders who were shareholders of the AMA Family of Funds on
            February 28, 1991 and who acquired shares of any of the
            Former Quest for Value Funds by merger of a portfolio of
            the AMA Family of Funds.
o     Shareholders who acquired shares of any Former Quest for Value
            Fund by merger of any of the portfolios of the Unified
            Funds.

|X|   Waiver of Class A Contingent Deferred Sales Charge in Certain
Transactions.  The Class A contingent deferred sales charge will not apply to redemptions of Class A shares purchased by the following investors who were shareholders of any Former Quest for Value Fund:

      Investors who purchased Class A shares from a dealer that is or was not permitted to receive a sales load or redemption fee imposed on a shareholder with whom that dealer has a fiduciary relationship, under the Employee Retirement Income Security Act of 1974 and regulations adopted under that law.

B. Class A, Class B and Class C Contingent Deferred Sales Charge
Waivers.

|X|   Waivers for Redemptions of Shares Purchased Prior to March 6,
1995.  In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an
Oppenheimer fund that was a Former Quest for Value Fund or into which such fund merged. Those shares must have been purchased prior to March
6, 1995 in connection with:
o     withdrawals under an automatic withdrawal plan holding only either Class B or Class C shares if the annual withdrawal
            does not exceed 10% of the initial value of the account
            value, adjusted annually, and
o     liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the
            required minimum value of such accounts.

|X|   Waivers for Redemptions of Shares Purchased on or After March 6,
1995 but Prior to November 24, 1995. In the following cases, the contingent deferred sales charge will be waived for redemptions of
Class A, Class B or Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former
Quest For Value Fund or into which such Former Quest for Value Fund merged. Those shares must have been purchased on or after March 6,
1995, but prior to November 24, 1995:
o     redemptions following the death or disability of the
            shareholder(s) (as evidenced by a determination of total
            disability by the U.S. Social Security Administration);
o     withdrawals under an automatic withdrawal plan (but only for
            Class B or Class C shares) where the annual withdrawals do not exceed 10% of the initial value of the account value;
            adjusted annually, and
o     liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the
            required minimum account value.

      A shareholder's account will be credited with the amount of any contingent deferred sales charge paid on the redemption of any Class A,
Class B or Class C shares of the Oppenheimer fund described in this section if the proceeds are invested in the same Class of shares in that fund or another Oppenheimer fund within 90 days after redemption.
V.      Special Sales Charge Arrangements for Shareholders of Certain
       Oppenheimer Funds Who Were Shareholders of Connecticut Mutual
                         Investment Accounts, Inc.
---------------------------------------------------------------------

The initial and contingent deferred sale charge rates and waivers for
Class A and Class B shares described in the respective Prospectus (or this Appendix) of the following Oppenheimer funds (each is referred to as a "Fund" in this section):
   Oppenheimer U. S. Government Trust,
   Oppenheimer Bond Fund,
   Oppenheimer Value Fund and
   Oppenheimer Disciplined Allocation Fund
are modified as described below for those Fund shareholders who were shareholders of the following funds (referred to as the "Former
Connecticut Mutual Funds") on March 1, 1996, when OppenheimerFunds,
Inc. became the investment adviser to the Former Connecticut Mutual
Funds:
   Connecticut Mutual Liquid Account      Connecticut Mutual Total
   Return Account
   Connecticut Mutual Government Securities Account   CMIA LifeSpan
   Capital Appreciation Account
   Connecticut Mutual Income Account      CMIA LifeSpan Balanced Account
   Connecticut Mutual Growth Account      CMIA Diversified Income
   Account

A. Prior Class A CDSC and Class A Sales Charge Waivers.

|X|   Class A Contingent Deferred Sales Charge. Certain shareholders of a Fund and the other Former Connecticut Mutual Funds are entitled to continue to make additional purchases of Class A shares at net asset value without a Class A initial sales charge, but subject to the Class
A contingent deferred sales charge that was in effect prior to March
18, 1996 (the "prior Class A CDSC"). Under the prior Class A CDSC, if any of those shares are redeemed within one year of purchase, they will be assessed a 1% contingent deferred sales charge on an amount equal to the current market value or the original purchase price of the shares sold, whichever is smaller (in such redemptions, any shares not subject to the prior Class A CDSC will be redeemed first).

      Those shareholders who are eligible for the prior Class A CDSC are:
         1) persons whose purchases of Class A shares of a Fund and other Former Connecticut Mutual Funds were $500,000 prior
            to March 18, 1996, as a result of direct purchases or
            purchases pursuant to the Fund's policies on Combined
            Purchases or Rights of Accumulation, who still hold those
            shares in that Fund or other Former Connecticut Mutual
            Funds, and
         2) persons whose intended purchases under a Statement of
            Intention entered into prior to March 18, 1996, with the
            former general distributor of the Former Connecticut Mutual
            Funds to purchase shares valued at $500,000 or more over a
            13-month period entitled those persons to purchase shares
            at net asset value without being subject to the Class A
            initial sales charge

      Any of the Class A shares of a Fund and the other Former
Connecticut Mutual Funds that were purchased at net asset value prior to March 18, 1996, remain subject to the prior Class A CDSC, or if any additional shares are purchased by those shareholders at net asset value pursuant to this arrangement they will be subject to the prior
Class A CDSC.

|X|   Class A Sales Charge Waivers. Additional Class A shares of a Fund may be purchased without a sales charge, by a person who was in one (or more) of the categories below and acquired Class A shares prior to
March 18, 1996, and still holds Class A shares:
         1) any purchaser, provided the total initial amount invested in the Fund or any one or more of the Former Connecticut
            Mutual Funds totaled $500,000 or more, including
            investments made pursuant to the Combined Purchases,
            Statement of Intention and Rights of Accumulation features available at the time of the initial purchase and such
            investment is still held in one or more of the Former
            Connecticut Mutual Funds or a Fund into which such Fund
            merged;
         2) any participant in a qualified plan, provided that the
            total initial amount invested by the plan in the Fund or
            any one or more of the Former Connecticut Mutual Funds
            totaled $500,000 or more;
         3) Directors of the Fund or any one or more of the Former
            Connecticut Mutual Funds and members of their immediate
            families;
         4) employee benefit plans sponsored by Connecticut Mutual
            Financial Services, L.L.C. ("CMFS"), the prior distributor of the Former Connecticut Mutual Funds, and its affiliated companies;
         5) one or more members of a group of at least 1,000 persons
            (and persons who are retirees from such group) engaged in a common business, profession, civic or charitable endeavor
            or other activity, and the spouses and minor dependent
            children of such persons, pursuant to a marketing program
            between CMFS and such group; and
         6) an institution acting as a fiduciary on behalf of an
            individual or individuals, if such institution was directly compensated by the individual(s) for recommending the
            purchase of the shares of the Fund or any one or more of
            the Former Connecticut Mutual Funds, provided the
            institution had an agreement with CMFS.

      Purchases of Class A shares made pursuant to (1) and (2) above may be subject to the Class A CDSC of the Former Connecticut Mutual
Funds described above.

      Additionally, Class A shares of a Fund may be purchased without a sales charge by any holder of a variable annuity contract issued in New
York State by Connecticut Mutual Life Insurance Company through the
Panorama Separate Account which is beyond the applicable surrender charge period and which was used to fund a qualified plan, if that holder exchanges the variable annuity contract proceeds to buy Class A shares of the Fund.

B. Class A and Class B Contingent Deferred Sales Charge Waivers.

In addition to the waivers set forth in the Prospectus and in this
Appendix, above, the contingent deferred sales charge will be waived for redemptions of Class A and Class B shares of a Fund and exchanges of Class A or Class B shares of a Fund into Class A or Class B shares of a Former Connecticut Mutual Fund provided that the Class A or Class
B shares of the Fund to be redeemed or exchanged were (i) acquired prior to March 18, 1996 or (ii) were acquired by exchange from an
Oppenheimer fund that was a Former Connecticut Mutual Fund.
Additionally, the shares of such Former Connecticut Mutual Fund must have been purchased prior to March 18, 1996:
   1) by the estate of a deceased shareholder;
   2) upon the disability of a shareholder, as defined in Section
      72(m)(7) of the Internal Revenue Code;
   3) for retirement distributions (or loans) to participants or beneficiaries from retirement plans qualified under Sections
      401(a) or 403(b)(7)of the Code, or from IRAs, deferred
      compensation plans created under Section 457 of the Code, or other employee benefit plans;
4)    as tax-free returns of excess contributions to such retirement or employee benefit plans;

   5) in whole or in part, in connection with shares sold to any state, county, or city, or any instrumentality, department, authority, or agency thereof, that is prohibited by applicable investment laws from paying a sales charge or concession in connection with the purchase of shares of any registered investment management company;
   6) in connection with the redemption of shares of the Fund due to a combination with another investment company by virtue of a merger, acquisition or similar reorganization transaction;
   7) in connection with the Fund's right to involuntarily redeem or liquidate the Fund;
   8) in connection with automatic redemptions of Class A shares and
      Class B shares in certain retirement plan accounts pursuant to an
      Automatic Withdrawal Plan but limited to no more than 12% of the original value annually; or
   9) as involuntary redemptions of shares by operation of law, or under procedures set forth in the Fund's Articles of
      Incorporation, or as adopted by the Board of Directors of the
      Fund.
VI.        Special Reduced Sales Charge for Former Shareholders of
                         Advance America Funds, Inc.
------------------------------------------------------------------------

Shareholders of Oppenheimer Municipal Bond Fund, Oppenheimer U.S.
Government Trust, Oppenheimer Strategic Income Fund and Oppenheimer
Capital Income Fund who acquired (and still hold) shares of those funds as a result of the reorganization of series of Advance America Funds,
Inc. into those Oppenheimer funds on October 18, 1991, and who held shares of Advance America Funds, Inc. on March 30, 1990, may purchase
Class A shares of those four Oppenheimer funds at a maximum sales charge rate of 4.50%.
VII.        Sales Charge Waivers on Purchases of Class M Shares of
                   Oppenheimer Convertible Securities Fund
------------------------------------------------------------------------

Oppenheimer Convertible Securities Fund (referred to as the "Fund" in this section) may sell Class M shares at net asset value without any initial sales charge to the classes of investors listed below who, prior to March 11, 1996, owned shares of the Fund's then-existing Class
A and were permitted to purchase those shares at net asset value without sales charge:
|_|   the Manager and its affiliates,
|_|   present or former officers, directors, trustees and employees
         (and their "immediate families" as defined in the Fund's
         Statement of Additional Information) of the Fund, the Manager
         and its affiliates, and retirement plans established by them or the prior investment advisor of the Fund for their
         employees,
|_|   registered management investment companies or separate accounts of insurance companies that had an agreement with the Fund's prior investment advisor or distributor for that purpose,
|_|   dealers or brokers that have a sales agreement with the
         Distributor, if they purchase shares for their own accounts or for retirement plans for their employees,
|_|   employees and registered representatives (and their spouses) of dealers or brokers described in the preceding section or
         financial institutions that have entered into sales
         arrangements with those dealers or brokers (and whose identity is made known to the Distributor) or with the Distributor, but only if the purchaser certifies to the Distributor at the time of purchase that the purchaser meets these qualifications,
|_|   dealers, brokers, or registered investment advisors that had entered into an agreement with the Distributor or the prior distributor of the Fund specifically providing for the use of
         Class M shares of the Fund in specific investment products made available to their clients, and
|_|   dealers, brokers or registered investment advisors that had entered into an agreement with the Distributor or prior
         distributor of the Fund's shares to sell shares to defined contribution employee retirement plans for which the dealer, broker, or investment advisor provides administrative services.

Oppenheimer Trinity Core FundSM

Internet Website:
      www.oppenheimerfunds.com
      ------------------------

Investment Advisor
      OppenheimerFunds, Inc.
      498 Seventh Avenue
      New York, New York 10018

Sub-Advisor
      Trinity Investment Management Corporation
      301 North Spring Street
      Bellefonte, Pennsylvania 16823

Distributor
      OppenheimerFunds Distributor, Inc.
      498 Seventh Avenue
      New York, New York 10018

Transfer Agent
      OppenheimerFunds Services
      P.O. Box 5270
      Denver, Colorado 80217
      1.800.CALL.OPP (225.5677)

Custodian Bank
      Citibank, N.A.
      399 Park Avenue
      New York, New York 10043

Independent Auditors
      KPMG LLP
      707 Seventeenth Street
      Denver, Colorado 80202

Legal Counsel
      Mayer, Brown, Rowe & Maw
      1675 Broadway
      New York, New York 10019

1234

PX0211.002.0902(Rev 10.02)

--------
1 Mr. Motley was elected as Trustee to the Board I Funds effective
  October 10, 2002.
2 In accordance with Rule 12b-1 of the Investment Company Act, the term
"Independent Trustees" in this Statement of Additional Information refers to those Trustees who are not "interested persons" of the Fund and who do not have any direct or indirect financial interest in the operation of the distribution plan or any agreement under the plan.
1 Certain waivers also apply to Class M shares of Oppenheimer
Convertible Securities Fund.
2 In the case of Oppenheimer Senior Floating Rate Fund, a
continuously-offered closed-end fund, references to contingent deferred sales charges mean the Fund's Early Withdrawal Charges and references to "redemptions" mean "repurchases" of shares.
3 An "employee benefit plan" means any plan or arrangement, whether or not it is "qualified" under the Internal Revenue Code, under which
Class N shares of an Oppenheimer fund or funds are purchased by a fiduciary or other administrator for the account of participants who are employees of a single employer or of affiliated employers. These may include, for example, medical savings accounts, payroll deduction plans or similar plans. The fund accounts must be registered in the name of the fiduciary or administrator purchasing the shares for the benefit of participants in the plan.
4 The term "Group Retirement Plan" means any qualified or non-qualified retirement plan for employees of a corporation or sole proprietorship, members and employees of a partnership or association or other organized group of persons (the members of which may include other groups), if the group has made special arrangements with the
Distributor and all members of the group participating in (or who are eligible to participate in) the plan purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution designated by the group. Such plans include 457 plans, SEP-IRAs, SARSEPs, SIMPLE plans and 403(b) plans other than plans for public school employees. The term "Group Retirement Plan"
also includes qualified retirement plans and non-qualified deferred compensation plans and IRAs that purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution that has made special arrangements with the Distributor.
5 However, that concession will not be paid on purchases of shares in amounts of $1 million or more (including any right of accumulation) by a Retirement Plan that pays for the purchase with the redemption proceeds of Class C shares of one or more Oppenheimer funds held by the
Plan for more than one year.
6 This provision does not apply to IRAs.
7 This provision does not apply to 403(b)(7) custodial plans if the participant is less than age 55, nor to IRAs.
8 The distribution must be requested prior to Plan termination or the elimination of the Oppenheimer funds as an investment option under the
Plan.
9 This provision does not apply to IRAs.
10 This provision does not apply to loans from 403(b)(7) custodial plans and loans from the OppenheimerFunds-sponsored Single K retirement plan.
11 This provision does not apply to 403(b)(7) custodial plans if the participant is less than age 55, nor to IRAs.